UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21864

WisdomTree Trust

(Exact name of Registrant as specified in charter)

380 Madison Avenue, 21st Floor New York, NY	10017
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0504. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund

December 31, 2008

Investments	Shares	Value
COMMON STOCKS—99.5%
Advertising—0.1%
Harte-Hanks, Inc.	1,579	$9,853
Omnicom Group, Inc.	2,423	65,227

Total Advertising		75,080

Aerospace/Defense—2.2%
Boeing Co. (The)	10,389	443,299
General Dynamics Corp.	3,589	206,691
Goodrich Corp.	1,316	48,718
L-3 Communications Holdings, Inc.	776	57,253
Lockheed Martin Corp.	4,209	353,893
Northrop Grumman Corp.	4,605	207,409
Raytheon Co.	3,360	171,494
Rockwell Collins, Inc.	1,527	59,690
United Technologies Corp.	10,481	561,782

Total Aerospace/Defense		2,110,229

Agriculture—3.6%
Altria Group, Inc.	65,319	983,704
Archer-Daniels-Midland Co.	4,351	125,439
Lorillard, Inc.	4,071	229,401
Philip Morris International, Inc.	37,780	1,643,808
Reynolds American, Inc.	9,402	378,995
Universal Corp.	593	17,713
UST, Inc.	2,030	140,841
Vector Group Ltd.	3,031	41,282

Total Agriculture		3,561,183

Apparel—0.3%
Cherokee, Inc.	615	10,670
Columbia Sportswear Co.	295	10,434
Jones Apparel Group, Inc.	3,389	19,860
NIKE, Inc. Class B	2,637	134,486
VF Corp.	1,689	92,507
Wolverine World Wide, Inc.	498	10,478

Total Apparel		278,435

Auto Manufacturers—0.1%
Oshkosh Truck Corp.	1,443	12,828
Paccar, Inc.	3,405	97,383

Total Auto Manufacturers		110,211

Auto Parts & Equipment—0.2%
ArvinMeritor, Inc.	3,886	11,075
Autoliv, Inc.	2,016	43,263
BorgWarner, Inc.	1,002	21,814
Cooper Tire & Rubber Co.	1,949	12,006
Johnson Controls, Inc.	6,371	115,697
WABCO Holdings, Inc.	562	8,874

Total Auto Parts & Equipment		212,729

Banks—9.7%
1st Source Corp.	218	5,151
Associated Banc-Corp	3,179	66,536
BancorpSouth, Inc.	1,413	33,008
Bank of America Corp.	160,209	2,255,742
Bank of Hawaii Corp.	836	37,762

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

December 31, 2008

Investments	Shares	Value
Bank of New York Mellon Corp. (The)	14,241	$403,448
BB&T Corp.	13,284	364,779
BOK Financial Corp.	597	24,119
Capital One Financial Corp.	7,310	233,116
Cathay General Bancorp	514	12,208
Chemical Financial Corp.	612	17,063
City Holding Co.	398	13,842
City National Corp.	823	40,080
Comerica, Inc.	3,908	77,574
Commerce Bancshares, Inc.	700	30,765
Community Bank System, Inc.	669	16,317
Community Trust Bancorp, Inc.	383	14,075
Cullen/Frost Bankers, Inc.	823	41,710
CVB Financial Corp.	1,420	16,898
East West Bancorp, Inc.	764	12,201
Fifth Third Bancorp	17,092	141,180
First Busey Corp.	820	14,957
First Commonwealth Financial Corp.	2,204	27,286
First Financial Bancorp	1,143	14,162
First Financial Bankshares, Inc.	316	17,446
First Midwest Bancorp, Inc.	1,322	26,400
FirstMerit Corp.	1,825	37,577
FNB Corp. / PA	2,832	37,382
Fulton Financial Corp.	4,354	41,885
Glacier Bancorp, Inc.	868	16,509
Hancock Holding Co.	379	17,229
Harleysville National Corp.	942	13,602
Huntington Bancshares, Inc.	9,433	72,257
International Bancshares Corp.	1,011	22,070
KeyCorp	5,672	48,325
M&T Bank Corp.	1,875	107,644
Marshall & Ilsley Corp.	9,646	131,571
MB Financial, Inc.	479	13,388
Morgan Stanley	26,692	428,140
National Penn Bancshares, Inc.	1,788	25,944
NBT Bancorp, Inc.	534	14,931
Northern Trust Corp.	1,797	93,696
Old National Bancorp	1,645	29,873
Pacific Capital Bancorp	1,170	19,750
PacWest Bancorp	598	16,086
Park National Corp.	342	24,539
PNC Financial Services Group, Inc.	7,338	359,562
Prosperity Bancshares, Inc.	480	14,203
Provident Bankshares Corp.	578	5,583
Regions Financial Corp.	11,698	93,116
S&T Bancorp, Inc.	508	18,034
State Street Corp.	3,733	146,819
Sterling Financial Corp.	1,547	13,614
SunTrust Banks, Inc.	9,551	282,137
Susquehanna Bancshares, Inc.	2,436	38,757
Synovus Financial Corp.	4,022	33,383
TCF Financial Corp.	4,015	54,845
TrustCo Bank Corp.	1,713	16,291
Trustmark Corp.	1,105	23,857
U.S. Bancorp	43,111	1,078,206
UCBH Holdings, Inc.	1,752	12,054
UMB Financial Corp.	324	15,921
Umpqua Holdings Corp.	1,476	21,358
United Bankshares, Inc.	702	23,320
United Community Banks, Inc.	5	68
Valley National Bancorp	2,475	50,119
Wachovia Corp.	2,084	11,545
Webster Financial Corp.	1,954	26,926
Wells Fargo & Co.	62,720	1,848,985
WesBanco, Inc.	646	17,578
Westamerica Bancorp.	391	20,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

December 31, 2008

Investments	Shares	Value
Whitney Holding Corp.	1,423	$22,754
Wilmington Trust Corp.	1,596	35,495
Zions Bancorp	2,142	52,500

Total Banks		9,507,253

Beverages—2.6%
Brown-Forman Corp. Class A	518	26,221
Brown-Forman Corp. Class B	810	41,707
Coca-Cola Co. (The)	27,954	1,265,477
Coca-Cola Enterprises, Inc.	4,779	57,491
Molson Coors Brewing Co., Class B	1,039	50,828
Pepsi Bottling Group, Inc.	2,750	61,903
PepsiAmericas, Inc.	1,422	28,952
PepsiCo, Inc.	17,553	961,378

Total Beverages		2,493,957

Building Materials—0.2%
Lennox International, Inc.	504	16,274
Martin Marietta Materials, Inc.	265	25,726
Masco Corp.	11,580	128,886
Simpson Manufacturing Co., Inc.	365	10,132

Total Building Materials		181,018

Chemicals—2.3%
Air Products & Chemicals, Inc.	2,713	136,383
Airgas, Inc.	501	19,534
Albemarle Corp.	905	20,182
Arch Chemicals, Inc.	380	9,907
Ashland, Inc.	790	8,303
Cabot Corp.	1,317	20,150
Celanese Corp. Series A	791	9,832
CF Industries Holdings, Inc.	187	9,193
Cytec Industries, Inc.	463	9,825
Dow Chemical Co. (The)	27,446	414,159
E.I. du Pont de Nemours & Co.	20,190	510,806
Eastman Chemical Co.	1,525	48,358
Ecolab, Inc.	1,244	43,727
Ferro Corp.	1,654	11,661
FMC Corp.	338	15,119
Huntsman Corp.	11,385	39,164
Innophos Holdings, Inc.	479	9,489
International Flavors & Fragrances, Inc.	1,000	29,720
Kronos Worldwide, Inc.	2,196	25,583
Lubrizol Corp.	874	31,805
Monsanto Co.	2,507	176,367
Mosaic Co. (The)	1,107	38,302
Olin Corp.	1,376	24,878
PPG Industries, Inc.	2,847	120,798
Praxair, Inc.	2,838	168,464
Rohm & Haas Co.	1,849	114,250
RPM International, Inc.	2,924	38,860
Sensient Technologies Corp.	700	16,716
Sherwin-Williams Co. (The)	1,081	64,590
Sigma-Aldrich Corp.	582	24,584
Terra Industries, Inc.	984	16,403
Valhi, Inc.	1,563	16,724
Valspar Corp. (The)	1,253	22,667
Westlake Chemical Corp.	303	4,936

Total Chemicals		2,271,439

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

December 31, 2008

Investments	Shares	Value
Coal—0.1%
Arch Coal, Inc.	1,509	$24,582
Consol Energy, Inc.	1,045	29,866
Massey Energy Co.	895	12,342
Peabody Energy Corp.	1,172	26,663
Walter Industries, Inc.	746	13,062

Total Coal		106,515

Commercial Services—1.2%
ABM Industries, Inc.	754	14,364
Automatic Data Processing, Inc.	6,592	259,328
Corporate Executive Board Co. (The)	1,211	26,715
Deluxe Corp.	1,662	24,864
Equifax, Inc.	393	10,422
H&R Block, Inc.	3,458	78,566
Healthcare Services Group, Inc.	1,028	16,376
Hillenbrand, Inc.	1,282	21,384
Interactive Data Corp.	1,025	25,277
Jackson Hewitt Tax Service, Inc.	668	10,481
Landauer, Inc.	158	11,581
Lender Processing Services, Inc.	714	21,027
Manpower, Inc.	678	23,045
Mastercard, Inc. Class A	164	23,441
McGrath Rentcorp	558	11,919
McKesson Corp.	1,301	50,388
Moody’s Corp.	1,645	33,048
Paychex, Inc.	6,171	162,174
Pharmaceutical Product Development, Inc.	669	19,408
R.R. Donnelley & Sons Co.	6,151	83,531
Robert Half International, Inc.	1,453	30,251
Rollins, Inc.	877	15,856
Service Corp. International	3,125	15,531
Sotheby’s Class A	1,884	16,749
Strayer Education, Inc.	71	15,223
Total System Services, Inc.	1,695	23,730
Visa, Inc., Class A	1,279	67,084
Weight Watchers International, Inc.	732	21,535
Western Union Co. (The)	874	12,533

Total Commercial Services		1,145,831

Computers—1.3%
Diebold, Inc.	1,029	28,905
Hewlett-Packard Co.	7,712	279,868
International Business Machines Corp.	11,372	957,067
Jack Henry & Associates, Inc.	711	13,801

Total Computers		1,279,641

Cosmetics/Personal Care—2.3%
Alberto-Culver Co.	640	15,686
Avon Products, Inc.	5,587	134,256
Colgate-Palmolive Co.	4,670	320,082
Estee Lauder Cos., Inc. (The) Class A	914	28,297
Procter & Gamble Co.	28,282	1,748,393

Total Cosmetics/Personal Care		2,246,714

Distribution/Wholesale—0.2%
Fastenal Co.	971	33,839
Genuine Parts Co.	2,378	90,032
Owens & Minor, Inc.	461	17,357
Pool Corp.	754	13,549

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

December 31, 2008

Investments	Shares	Value
W.W. Grainger, Inc.	642	$50,615
Watsco, Inc.	510	19,584

Total Distribution/Wholesale		224,976

Diversified Financial Services—3.9%
Advanta Corp. Class B	4,344	9,079
American Express Co.	15,225	282,423
Ameriprise Financial, Inc.	2,491	58,190
BGC Partners, Inc. Class A	2,943	8,123
BlackRock, Inc.	1,037	139,114
Charles Schwab Corp. (The)	6,053	97,877
CIT Group, Inc.	9,684	43,965
Citigroup, Inc.	11,381	76,367
CME Group, Inc.	500	104,055
Discover Financial Services	5,071	48,327
Eaton Vance Corp.	1,353	28,427
Federated Investors, Inc. Class B	1,866	31,647
Franklin Resources, Inc.	1,026	65,438
GFI Group, Inc.	3,335	11,806
Goldman Sachs Group, Inc.	2,648	223,465
Greenhill & Co., Inc.	292	20,373
JPMorgan Chase & Co.	67,309	2,122,252
Legg Mason, Inc.	2,407	52,737
Merrill Lynch & Co., Inc.	9,311	108,380
NYSE Euronext	4,002	109,575
optionsXpress Holdings, Inc.	768	10,260
Raymond James Financial, Inc.	1,090	18,672
Student Loan Corp. (The)	1,212	49,692
T. Rowe Price Group, Inc.	2,684	95,121
Waddell & Reed Financial, Inc. Class A	1,885	29,142

Total Diversified Financial Services		3,844,507

Electric—6.1%
Allegheny Energy, Inc.	1,142	38,668
ALLETE, Inc.	773	24,945
Alliant Energy Corp.	1,890	55,150
Ameren Corp.	5,921	196,932
American Electric Power Co., Inc.	7,830	260,582
Avista Corp.	951	18,430
Black Hills Corp.	884	23,833
CH Energy Group, Inc.	370	19,014
Cleco Corp.	1,051	23,994
CMS Energy Corp.	3,217	32,524
Consolidated Edison, Inc.	5,976	232,646
Constellation Energy Group, Inc.	5,484	137,594
Dominion Resources, Inc.	9,367	335,713
DPL, Inc.	2,238	51,116
DTE Energy Co.	3,659	130,517
Duke Energy Corp.	28,777	431,943
Edison International	4,526	145,375
Empire District Electric Co. (The)	1,158	20,381
Entergy Corp.	2,491	207,077
Exelon Corp.	9,180	510,501
FirstEnergy Corp.	4,581	222,545
FPL Group, Inc.	5,419	272,738
Great Plains Energy, Inc.	3,863	74,672
Hawaiian Electric Industries, Inc.	1,955	43,284
IDACORP, Inc.	805	23,707
Integrys Energy Group, Inc.	1,805	77,579
ITC Holdings Corp.	644	28,130
MDU Resources Group, Inc.	2,042	44,066
MGE Energy, Inc.	544	17,952
Northeast Utilities	2,182	52,499
NorthWestern Corp.	926	21,733

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

December 31, 2008

Investments	Shares	Value
NSTAR	1,684	$61,449
NV Energy, Inc.	3,936	38,927
OGE Energy Corp.	1,898	48,930
Otter Tail Corp.	815	19,014
Pepco Holdings, Inc.	5,103	90,629
PG&E Corp.	5,288	204,698
Pinnacle West Capital Corp.	2,563	82,349
PNM Resources, Inc.	1,701	17,146
Portland General Electric Co.	1,359	26,460
PPL Corp.	6,102	187,270
Progress Energy, Inc.	5,928	236,231
Public Service Enterprise Group, Inc.	8,324	242,811
Puget Energy, Inc.	2,155	58,767
SCANA Corp.	2,343	83,411
Southern Co.	12,738	471,307
TECO Energy, Inc.	5,440	67,184
UIL Holdings Corp.	670	20,120
UniSource Energy Co.	604	17,733
Westar Energy, Inc.	2,483	50,926
Wisconsin Energy Corp.	1,120	47,018
Xcel Energy, Inc.	8,564	158,862

Total Electric		6,007,082

Electrical Components & Equipment—0.4%
Ametek, Inc.	403	12,175
Emerson Electric Co.	10,192	373,128
Hubbell, Inc. Class B	873	28,530
Molex, Inc.	1,793	25,981
Molex, Inc. Class A	1,707	22,106

Total Electrical Components & Equipment		461,920

Electronics—0.1%
AVX Corp.	1,821	14,459
Brady Corp. Class A	675	16,166
Gentex Corp.	2,712	23,947
Jabil Circuit, Inc.	3,570	24,098
National Instruments Corp.	755	18,392
PerkinElmer, Inc.	828	11,517

Total Electronics		108,579

Engineering & Construction—0.1%
Fluor Corp.	706	31,677
Granite Construction, Inc.	277	12,169
KBR, Inc.	938	14,258

Total Engineering & Construction		58,104

Entertainment—0.2%
Cinemark Holdings, Inc.	4,237	31,481
International Game Technology	5,321	63,267
National CineMedia, Inc.	1,498	15,190
Regal Entertainment Group Class A	5,835	59,575

Total Entertainment		169,513

Environmental Control—0.3%
Mine Safety Appliances Co.	667	15,948
Nalco Holding Co.	724	8,355
Republic Services, Inc.	2,305	57,141
Waste Management, Inc.	6,150	203,811

Total Environmental Control		285,255

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

December 31, 2008

Investments	Shares	Value
Food—2.4%
B&G Foods, Inc. Class A	2,302	$12,431
Campbell Soup Co.	4,611	138,376
ConAgra Foods, Inc.	7,686	126,819
Corn Products International, Inc.	584	16,848
Del Monte Foods Co.	2,059	14,701
Flowers Foods, Inc.	1,132	27,576
General Mills, Inc.	3,418	207,644
H.J. Heinz Co.	4,849	182,322
Hershey Co. (The)	2,040	70,870
Hormel Foods Corp.	1,281	39,813
J.M. Smucker Co. (The)	1,413	61,268
Kellogg Co.	4,413	193,510
Kraft Foods, Inc. Class A	22,965	616,610
Kroger Co. (The)	3,424	90,428
Lancaster Colony Corp.	443	15,195
Lance, Inc.	531	12,181
McCormick & Co., Inc.	1,422	45,305
Ruddick Corp.	506	13,991
Safeway, Inc.	2,301	54,695
Sara Lee Corp.	11,857	116,080
SUPERVALU, Inc.	4,268	62,313
SYSCO Corp.	8,887	203,867
Tyson Foods, Inc. Class A	2,476	21,690
Weis Markets, Inc.	518	17,420

Total Food		2,361,953

Forest Products & Paper—0.6%
International Paper Co.	12,276	144,857
MeadWestvaco Corp.	4,711	52,716
Plum Creek Timber Co., Inc.	2,732	94,910
Potlatch Corp.	1,137	29,573
Rayonier, Inc.	1,756	55,051
Wausau Paper Corp.	510	5,834
Weyerhaeuser Co.	5,327	163,059

Total Forest Products & Paper		546,000

Gas—0.8%
AGL Resources, Inc.	1,633	51,195
Atmos Energy Corp.	1,992	47,210
CenterPoint Energy, Inc.	7,294	92,050
Energen Corp.	485	14,225
Laclede Group, Inc. (The)	439	20,563
National Fuel Gas Co.	1,259	39,444
New Jersey Resources Corp.	637	25,066
Nicor, Inc.	976	33,906
NiSource, Inc.	8,096	88,813
Northwest Natural Gas Co.	481	21,275
Piedmont Natural Gas Co., Inc.	1,075	34,045
Sempra Energy	2,946	125,588
South Jersey Industries, Inc.	505	20,124
Southern Union Co.	2,267	29,562
Southwest Gas Corp.	729	18,385
UGI Corp.	1,352	33,016
Vectren Corp.	1,700	42,517
WGL Holdings, Inc.	937	30,631

Total Gas		767,615

Hand/Machine Tools—0.2%
Baldor Electric Co.	817	14,583
Black & Decker Corp.	840	35,120
Kennametal, Inc.	760	16,864
Lincoln Electric Holdings, Inc.	391	19,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

December 31, 2008

Investments	Shares	Value
Regal-Beloit Corp.	331	$12,575
Snap-On, Inc.	701	27,605
Stanley Works (The)	1,147	39,114

Total Hand/Machine Tools		165,775

Healthcare-Products—2.8%
Baxter International, Inc.	4,449	238,422
Beckman Coulter, Inc.	438	19,246
Becton Dickinson & Co.	1,719	117,562
C.R. Bard, Inc.	316	26,626
DENTSPLY International, Inc.	485	13,696
Hill-Rom Holdings, Inc.	695	11,440
Johnson & Johnson	31,553	1,887,817
Medtronic, Inc.	9,794	307,727
Mentor Corp.	416	12,867
Meridian Bioscience, Inc.	534	13,601
STERIS Corp.	470	11,228
Stryker Corp.	1,218	48,659
West Pharmaceutical Services, Inc.	296	11,180

Total Healthcare-Products		2,720,071

Healthcare-Services—0.1%
Aetna, Inc.	307	8,750
Quest Diagnostics, Inc.	606	31,457
UnitedHealth Group, Inc.	489	13,007

Total Healthcare-Services		53,214

Holding Companies-Diversified—0.0%
Compass Diversified Holdings	1,636	18,405

Home Builders—0.1%
D.R. Horton, Inc.	2,295	16,226
KB Home	693	9,439
Lennar Corp. Class A	928	8,046
MDC Holdings, Inc.	588	17,816
Ryland Group, Inc.	508	8,976

Total Home Builders		60,503

Home Furnishings—0.1%
Ethan Allen Interiors, Inc.	882	12,674
Whirlpool Corp.	1,116	46,147

Total Home Furnishings		58,821

Household Products/Wares—0.7%
American Greetings Corp. Class A	941	7,123
Avery Dennison Corp.	1,970	64,478
Blyth, Inc.	1,435	11,250
Church & Dwight Co., Inc.	287	16,106
Clorox Co.	1,855	103,064
Fortune Brands, Inc.	2,368	97,751
Kimberly-Clark Corp.	6,866	362,114
Scotts Miracle-Gro Co. (The) Class A	488	14,503
Standard Register Co. (The)	1,459	13,029
Tupperware Brands Corp.	1,160	26,332

Total Household Products/Wares		715,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

December 31, 2008

Investments	Shares	Value
Housewares—0.1%
Newell Rubbermaid, Inc.	8,927	$87,306
Toro Co.	341	11,253

Total Housewares		98,559

Insurance—2.7%
Allstate Corp. (The)	10,758	352,433
American Family Life Assurance Co., Inc.	4,004	183,543
American Financial Group, Inc.	1,042	23,841
American National Insurance Co.	449	33,105
AON Corp.	1,374	62,764
Arthur J. Gallagher & Co.	1,920	49,747
Assurant, Inc.	1,019	30,570
Brown & Brown, Inc.	889	18,580
Chubb Corp.	3,437	175,287
Cincinnati Financial Corp.	3,124	90,815
Erie Indemnity Co. Class A	928	34,921
Fidelity National Title Group, Inc. Class A	3,162	56,126
First American Corp.	1,147	33,137
Hanover Insurance Group, Inc. (The)	243	10,442
Harleysville Group, Inc.	452	15,698
Hartford Financial Services Group, Inc.	8,093	132,887
HCC Insurance Holdings, Inc.	924	24,717
Lincoln National Corp.	4,492	84,629
Loews Corp.	1,383	39,070
Marsh & McLennan Cos., Inc.	6,581	159,721
Mercury General Corp.	1,120	51,509
Metlife, Inc.	6,286	219,130
Old Republic International Corp.	5,508	65,655
Phoenix Cos., Inc. (The)	4,592	15,016
Principal Financial Group, Inc.	2,181	49,225
Protective Life Corp.	1,281	18,382
Prudential Financial, Inc.	3,094	93,624
Reinsurance Group of America, Inc.	273	11,690
RLI Corp.	197	12,049
Safety Insurance Group, Inc.	365	13,892
Selective Insurance Group, Inc.	622	14,262
StanCorp Financial Group, Inc.	388	16,207
State Auto Financial Corp.	438	13,166
Torchmark Corp.	426	19,042
Transatlantic Holdings, Inc.	541	21,672
Travelers Cos., Inc. (The)	5,906	266,951
Unitrin, Inc.	2,670	42,560
Unum Group	2,142	39,841
W.R. Berkley Corp.	513	15,903
Zenith National Insurance Corp.	925	29,202

Total Insurance		2,641,011

Internet—0.0%
NutriSystem, Inc.	745	10,870
United Online, Inc.	2,647	16,067

Total Internet		26,937

Investment Companies—0.6%
Allied Capital Corp.	97,996	263,610
Apollo Investment Corp.	13,018	121,198
Ares Capital Corp.	10,223	64,712
BlackRock Kelso Capital Corp.	3,718	36,659
Fifth Street Finance Corp.	1,591	12,012
Gladstone Capital Corp.	1,981	16,026
Hercules Technology Growth Capital, Inc.	2,478	19,626

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

December 31, 2008

Investments	Shares	Value
NGP Capital Resources Co.	1,804	$15,099
Prospect Capital Corp.	1,797	21,510

Total Investment Companies		570,452

Iron/Steel—0.3%
AK Steel Holding Corp.	915	8,528
Allegheny Technologies, Inc.	1,021	26,066
Carpenter Technology Corp.	640	13,146
Cliffs Natural Resources, Inc.	688	17,620
Nucor Corp.	3,210	148,301
Reliance Steel & Aluminum Co.	516	10,289
Steel Dynamics, Inc.	2,206	24,663
United States Steel Corp.	1,508	56,098

Total Iron/Steel		304,711

Leisure Time—0.1%
Callaway Golf Co.	896	8,324
Harley-Davidson, Inc.	6,652	112,884
Polaris Industries, Inc.	731	20,943

Total Leisure Time		142,151

Lodging—0.1%
Choice Hotels International, Inc.	675	20,291
Marriott International, Inc. Class A	2,438	47,419
Starwood Hotels & Resorts Worldwide, Inc.	3,301	59,088
Wyndham Worldwide Corp.	1,833	12,006

Total Lodging		138,804

Machinery-Construction & Mining—0.4%
Caterpillar, Inc.	8,280	369,867
Joy Global, Inc.	1,185	27,125

Total Machinery-Construction & Mining		396,992

Machinery-Diversified—0.4%
Applied Industrial Technologies, Inc.	703	13,301
Briggs & Stratton Corp.	1,228	21,601
Cognex Corp.	1,012	14,978
Cummins, Inc.	2,086	55,759
Deere & Co.	4,338	166,231
Flowserve Corp.	448	23,072
Graco, Inc.	887	21,049
IDEX Corp.	762	18,402
Nordson Corp.	387	12,496
Rockwell Automation, Inc.	1,984	63,964
Roper Industries, Inc.	327	14,195
Sauer-Danfoss, Inc.	1,945	17,019

Total Machinery-Diversified		442,067

Media—1.7%
Belo Corp. Class A	7,131	11,124
Cablevision Systems Corp. Class A	2,396	40,349
CBS Corp. Class A	3,204	26,401
CBS Corp. Class B	31,781	260,286
Comcast Corp., Class A	11,466	193,546
Comcast Corp., Special Class A	4,847	78,279
Factset Research Systems, Inc.	382	16,900
Gannett Co., Inc.	16,632	133,056
John Wiley & Sons, Inc. Class A	374	13,307
McClatchy Co. Class A	6,744	5,395

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

December 31, 2008

Investments	Shares	Value
McGraw-Hill Cos., Inc. (The)	4,126	$95,682
Meredith Corp.	826	14,141
New York Times Co. (The) Class A	2,197	16,104
News Corp. Class A	9,350	84,992
News Corp. Class B	3,912	37,477
Scripps Networks Interactive, Inc. Class A	780	17,160
Sinclair Broadcast Group, Inc. Class A	5,349	16,582
Time Warner, Inc.	31,459	316,477
Walt Disney Co. (The)	9,776	221,817
Washington Post Co. (The) Class B	67	26,147
World Wrestling Entertainment, Inc. Class A	1,519	16,831

Total Media		1,642,053

Metal Fabricate/Hardware—0.1%
Commercial Metals Co.	1,572	18,660
Kaydon Corp.	370	12,710
Timken Co. (The)	1,555	30,524
Worthington Industries, Inc.	1,604	17,676

Total Metal Fabricate/Hardware		79,570

Mining—0.9%
Alcoa, Inc.	20,037	225,617
AMCOL International Corp.	442	9,260
Compass Minerals International, Inc.	343	20,120
Kaiser Aluminum Corp.	378	8,513
Newmont Mining Corp.	1,656	67,399
Southern Copper Corp.	28,176	452,506
Titanium Metals Corp.	2,291	20,184
Vulcan Materials Co.	1,184	82,383

Total Mining		885,982

Miscellaneous Manufacturing—6.5%
3M Co.	8,559	492,485
Acuity Brands, Inc.	334	11,660
AptarGroup, Inc.	485	17,091
Barnes Group, Inc.	1,093	15,849
Brink’s Co. (The)	439	11,800
Carlisle Cos., Inc.	829	17,160
CLARCOR, Inc.	296	9,821
Crane Co.	1,308	22,550
Danaher Corp.	272	15,398
Donaldson Co., Inc.	508	17,094
Dover Corp.	2,248	74,004
Eastman Kodak Co.	8,012	52,719
Eaton Corp.	2,750	136,703
General Electric Co.	280,416	4,542,740
Harsco Corp.	1,042	28,843
Honeywell International, Inc.	8,873	291,301
Illinois Tool Works, Inc.	7,020	246,051
ITT Industries, Inc.	1,084	49,853
Koppers Holdings, Inc.	390	8,432
Leggett & Platt, Inc.	4,070	61,823
NL Industries, Inc.	916	12,274
Pall Corp.	940	26,724
Parker Hannifin Corp.	1,597	67,936
Pentair, Inc.	1,112	26,321
SPX Corp.	611	24,776
Teleflex, Inc.	489	24,499
Textron, Inc.	5,377	74,579
Trinity Industries, Inc.	769	12,119

Total Miscellaneous Manufacturing		6,392,605

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

December 31, 2008

Investments	Shares	Value
Office Furnishings—0.1%
Herman Miller, Inc.	772	$10,059
HNI Corp.	1,110	17,582
Knoll, Inc.	1,468	13,241
Steelcase, Inc. Class A	3,586	20,154

Total Office Furnishings		61,036

Office/Business Equipment—0.2%
Pitney Bowes, Inc.	4,343	110,660
Xerox Corp.	7,204	57,416

Total Office/Business Equipment		168,076

Oil & Gas—8.0%
Anadarko Petroleum Corp.	1,591	61,333
Apache Corp.	1,020	76,021
Chesapeake Energy Corp.	4,570	73,897
Chevron Corp.	26,509	1,960,870
Cimarex Energy Co.	372	9,962
ConocoPhillips	19,720	1,021,496
Devon Energy Corp.	1,528	100,405
Diamond Offshore Drilling, Inc.	419	24,696
EOG Resources, Inc.	834	55,528
Equitable Resources, Inc.	1,352	45,360
Exxon Mobil Corp.	38,647	3,085,189
Frontier Oil Corp.	911	11,506
Helmerich & Payne, Inc.	487	11,079
Hess Corp.	1,054	56,537
Holly Corp.	696	12,688
Marathon Oil Corp.	9,235	252,670
Murphy Oil Corp.	1,582	70,162
Noble Energy, Inc.	975	47,990
Occidental Petroleum Corp.	6,573	394,314
Patterson-UTI Energy, Inc.	3,579	41,194
Pioneer Natural Resources Co.	1,118	18,089
Questar Corp.	968	31,644
Range Resources Corp.	377	12,965
Rowan Cos., Inc.	1,149	18,269
Sunoco, Inc.	1,319	57,324
Tesoro Corp.	2,009	26,459
Valero Energy Corp.	5,107	110,515
XTO Energy, Inc.	2,694	95,017

Total Oil & Gas		7,783,179

Oil & Gas Services—0.3%
Baker Hughes, Inc.	2,243	71,933
BJ Services Co.	2,053	23,959
CARBO Ceramics, Inc.	247	8,776
Halliburton Co.	6,488	117,952
RPC, Inc.	1,249	12,190
Smith International, Inc.	1,614	36,944

Total Oil & Gas Services		271,754

Packaging & Containers—0.2%
Ball Corp.	350	14,557
Bemis Co.	1,307	30,950
Greif, Inc. Class A	435	14,542
Greif, Inc. Class B	626	21,284
Packaging Corp. of America	3,464	46,626
Rock-Tenn Co. Class A	179	6,118
Sealed Air Corp.	1,967	29,387

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

December 31, 2008

Investments	Shares	Value
Silgan Holdings, Inc.	227	$10,853
Sonoco Products Co.	1,609	37,264
Temple-Inland, Inc.	3,993	19,166

Total Packaging & Containers		230,747

Pharmaceuticals—8.1%
Abbott Laboratories	15,612	833,212
Allergan, Inc.	639	25,764
AmerisourceBergen Corp.	725	25,854
Bristol-Myers Squibb Co.	39,783	924,955
Cardinal Health, Inc.	2,251	77,592
Eli Lilly & Co.	20,721	834,435
Merck & Co., Inc.	41,373	1,257,740
Perrigo Co.	381	12,310
Pfizer, Inc.	181,482	3,214,047
Schering-Plough Corp.	8,904	151,635
Wyeth	15,706	589,132

Total Pharmaceuticals		7,946,676

Pipelines—0.5%
Crosstex Energy, Inc.	10,387	40,509
El Paso Corp.	7,239	56,681
ONEOK, Inc.	2,158	62,841
Spectra Energy Corp.	14,354	225,932
Williams Cos., Inc. (The)	6,631	96,017

Total Pipelines		481,980

REITS—4.7%
Acadia Realty Trust	709	10,117
Alexandria Real Estate Equities, Inc.	699	42,178
American Campus Communities, Inc.	998	20,439
Apartment Investment & Management Co. Class A	5,606	64,749
AvalonBay Communities, Inc.	1,444	87,478
BioMed Realty Trust, Inc.	4,189	49,095
Boston Properties, Inc.	1,933	106,315
Brandywine Realty Trust	8,282	63,854
BRE Properties, Inc.	1,296	36,262
Camden Property Trust	1,709	53,560
CBL & Associates Properties, Inc.	5,215	33,898
Cedar Shopping Centers, Inc.	2,812	19,909
Cogdell Spencer, Inc.	1,243	11,634
Colonial Properties Trust	2,431	20,250
Corporate Office Properties Trust	940	28,858
Cousins Properties, Inc.	1,362	18,864
DCT Industrial Trust, Inc.	4,235	21,429
Digital Realty Trust, Inc.	1,131	37,153
Douglas Emmett, Inc.	2,479	32,376
Duke Realty Corp.	8,997	98,607
EastGroup Properties, Inc.	587	20,885
Education Realty Trust, Inc.	2,085	10,884
Entertainment Properties Trust	1,353	40,319
Equity Lifestyle Properties, Inc.	183	7,020
Equity One, Inc.	1,826	32,320
Equity Residential	5,958	177,667
Essex Property Trust, Inc.	486	37,301
Extra Space Storage, Inc.	3,200	33,024
Federal Realty Investment Trust	823	51,092
First Industrial Realty Trust, Inc.	2,254	17,018
First Potomac Realty Trust	1,919	17,847
Franklin Street Properties Corp.	1,550	22,863
Getty Realty Corp.	929	19,565
HCP, Inc.	6,056	168,174
Health Care REIT, Inc.	2,586	109,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

December 31, 2008

Investments	Shares	Value
Healthcare Realty Trust, Inc.	1,514	$35,549
Hersha Hospitality Trust	5,239	15,717
Highwoods Properties, Inc.	1,499	41,013
Home Properties, Inc.	783	31,790
Hospitality Properties Trust	7,315	108,774
Host Hotels & Resorts, Inc.	18,396	139,258
HRPT Properties Trust	21,815	73,517
Inland Real Estate Corp.	1,883	24,441
Investors Real Estate Trust	1,666	17,843
Kilroy Realty Corp.	833	27,872
Kimco Realty Corp.	9,064	165,690
Kite Realty Group Trust	2,305	12,816
LaSalle Hotel Properties	1,425	15,746
Lexington Realty Trust	5,009	25,045
Liberty Property Trust	2,823	64,449
LTC Properties, Inc.	792	16,062
Macerich Co. (The)	4,612	83,754
Mack-Cali Realty Corp.	2,589	63,431
Medical Properties Trust, Inc.	4,055	25,587
Mid-America Apartment Communities, Inc.	695	25,826
National Health Investors, Inc.	871	23,892
National Retail Properties, Inc.	2,730	46,929
Nationwide Health Properties, Inc.	2,383	68,440
Omega Healthcare Investors, Inc.	2,457	39,238
Parkway Properties, Inc.	500	9,000
Pennsylvania Real Estate Investment Trust	5,336	39,753
Post Properties, Inc.	1,550	25,575
ProLogis	24,596	341,637
PS Business Parks, Inc.	292	13,041
Public Storage	1,698	134,991
Public Storage Class A	457	10,986
Realty Income Corp.	2,620	60,653
Regency Centers Corp.	1,650	77,055
Saul Centers, Inc.	312	12,324
Senior Housing Properties Trust	3,825	68,544
Simon Property Group, Inc.	5,176	275,000
SL Green Realty Corp.	2,543	65,864
Sovran Self Storage, Inc.	601	21,636
Sun Communities, Inc.	1,448	20,272
Sunstone Hotel Investors, Inc.	4,248	26,295
Tanger Factory Outlet Centers, Inc.	451	16,967
Taubman Centers, Inc.	1,076	27,395
UDR, Inc.	4,206	58,001
Universal Health Realty Income Trust	389	12,802
U-Store-It Trust	4,353	19,371
Ventas, Inc.	3,549	119,140
Vornado Realty Trust	3,280	197,947
Washington Real Estate Investment Trust	1,145	32,404
Weingarten Realty Investors	3,148	65,132
Winthrop Realty Trust	846	9,171

Total REITS		4,575,768

Retail—4.8%
Abercrombie & Fitch Co. Class A	1,043	24,062
Advance Auto Parts, Inc.	310	10,432
American Eagle Outfitters, Inc.	3,119	29,194
Barnes & Noble, Inc.	1,451	21,765
Best Buy Co., Inc.	2,930	82,362
Bob Evans Farms, Inc.	492	10,052
Brinker International, Inc.	2,127	22,419
Buckle, Inc. (The)	803	17,521
Burger King Holdings, Inc.	654	15,618
Cato Corp. (The) Class A	724	10,932
Costco Wholesale Corp.	1,890	99,225
Cracker Barrel Old Country Store, Inc.	459	9,451

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

December 31, 2008

Investments	Shares	Value
CVS Corp.	5,492	$157,840
Darden Restaurants, Inc.	1,743	49,118
Family Dollar Stores, Inc.	1,204	31,388
Foot Locker, Inc.	4,564	33,500
Gap, Inc. (The)	6,247	83,647
Guess ?, Inc.	1,058	16,240
Home Depot, Inc.	22,437	516,499
J.C. Penney Co., Inc.	3,086	60,794
Lowe’s Cos., Inc.	7,894	169,879
Ltd. Brands, Inc.	8,203	82,358
Macy’s, Inc.	8,273	85,626
McDonald’s Corp.	12,845	798,830
MSC Industrial Direct Co. Class A	509	18,746
Nordstrom, Inc.	3,721	49,527
Nu Skin Enterprises, Inc. Class A	1,631	17,011
Penske Auto Group, Inc.	1,867	14,339
RadioShack Corp.	1,172	13,994
Ross Stores, Inc.	720	21,406
Staples, Inc.	4,545	81,446
Talbots, Inc.	5,595	13,372
Target Corp.	4,873	168,265
Tiffany & Co.	1,269	29,986
Tim Hortons, Inc.	902	26,014
TJX Cos., Inc.	3,181	65,433
Walgreen Co.	6,369	157,123
Wal-Mart Stores, Inc.	24,544	1,375,936
Wendy’s/Arby’s Group, Inc. Class A	2,514	12,419
Williams-Sonoma, Inc.	2,509	19,721
Yum! Brands, Inc.	4,171	131,387

Total Retail		4,654,877

Savings & Loans—0.6%
Astoria Financial Corp.	2,475	40,788
Brookline Bancorp, Inc.	1,066	11,353
Capitol Federal Financial	1,411	64,342
Dime Community Bancshares	749	9,962
First Niagara Financial Group, Inc.	1,884	30,464
Hudson City Bancorp, Inc.	6,433	102,671
New York Community Bancorp, Inc.	10,375	124,084
NewAlliance Bancshares, Inc.	1,170	15,409
Northwest Bancorp, Inc.	947	20,247
People’s United Financial, Inc.	4,460	79,522
Provident Financial Services, Inc.	950	14,535
TFS Financial Corp.	2,128	27,451
Washington Federal, Inc.	1,817	27,182

Total Savings & Loans		568,010

Semiconductors—2.0%
Altera Corp.	1,523	25,449
Analog Devices, Inc.	4,419	84,049
Applied Materials, Inc.	10,976	111,187
Intel Corp.	77,232	1,132,222
Intersil Corp. Class A	2,451	22,525
KLA -Tencor Corp.	1,733	37,762
Linear Technology Corp.	3,161	69,921
Maxim Integrated Products, Inc.	7,682	87,728
Microchip Technology, Inc.	4,536	88,588
National Semiconductor Corp.	2,628	26,464
Texas Instruments, Inc.	12,631	196,033
Xilinx, Inc.	3,306	58,913

Total Semiconductors		1,940,841

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Dividend Fund

December 31, 2008

Investments	Shares	Value
Software—1.8%
Broadridge Financial Solutions, Inc.	1,404	$17,606
CA, Inc.	1,762	32,650
Dun & Bradstreet Corp.	369	28,487
Fidelity National Information Services, Inc.	1,006	16,368
IMS Health, Inc.	692	10,491
infoGROUP, Inc.	2,669	12,651
Microsoft Corp.	85,146	1,655,238
Quality Systems, Inc.	439	19,149
SEI Investments Co.	786	12,348

Total Software		1,804,988

Telecommunications—7.2%
Adtran, Inc.	939	13,972
Alaska Communications Systems Group, Inc.	2,025	18,995
AT&T, Inc.	121,970	3,476,145
CenturyTel, Inc.	4,085	111,643
Consolidated Communications Holdings, Inc.	1,747	20,754
Corning, Inc.	12,611	120,183
Embarq Corp.	4,542	163,330
FairPoint Communications, Inc.	11,699	38,373
Frontier Communications Corp.	13,309	116,321
Harris Corp.	1,163	44,252
Iowa Telecommunications Services, Inc.	1,596	22,791
Motorola, Inc.	37,999	168,336
NTELOS Holdings Corp.	824	20,320
QUALCOMM, Inc.	11,073	396,746
Qwest Communications International, Inc.	64,738	235,646
Telephone & Data Systems, Inc.	316	10,033
Telephone & Data Systems, Inc. Special Shares	383	10,762
Verizon Communications, Inc.	55,758	1,890,196
Virgin Media, Inc.	4,873	24,316
Windstream Corp.	18,131	166,805

Total Telecommunications		7,069,919

Textiles—0.0%
Cintas Corp.	1,095	25,437

Toys/Games/Hobbies—0.2%
Hasbro, Inc.	1,489	43,434
Mattel, Inc.	6,595	105,520

Total Toys/Games/Hobbies		148,954

Transportation—1.5%
Alexander & Baldwin, Inc.	856	21,451
Burlington Northern Santa Fe Corp.	2,643	200,102
C.H. Robinson Worldwide, Inc.	1,225	67,412
Con-way, Inc.	433	11,518
CSX Corp.	3,673	119,262
Expeditors International Washington, Inc.	839	27,914
FedEx Corp.	805	51,641
JB Hunt Transport Services, Inc.	892	23,433
Norfolk Southern Corp.	3,677	173,003
Overseas Shipholding Group, Inc.	507	21,350
Pacer International, Inc.	1,195	12,464
Ryder System, Inc.	608	23,578
Tidewater, Inc.	549	22,108
Union Pacific Corp.	4,140	197,892
United Parcel Service, Inc. Class B	8,456	466,432

Total Transportation		1,439,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Total Dividend Fund

December 31, 2008

Investments	Shares	Value
Trucking & Leasing—0.0%
GATX Corp.	780	$24,157
TAL International Group, Inc.	1,742	24,562

Total Trucking & Leasing		48,719

Water—0.1%
American Water Works Co., Inc.	2,267	47,334
Aqua America, Inc.	1,566	32,244
California Water Service Group	306	14,208

Total Water		93,786

TOTAL COMMON STOCKS (Cost: $123,146,360)		97,284,479

SHORT-TERM INVESTMENT—0.0%
MONEY MARKET FUND—0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(a) (Cost: $10,131)	10,131	10,131

TOTAL INVESTMENTS IN SECURITIES—99.5% (Cost: $123,156,491)(b)		97,294,610
Cash and Other Assets in Excess of Liabilities—0.5%		453,267

NET ASSETS—100.0%		$97,747,877

(a)	Rate shown represents annualized 7-day yield as of December 31, 2008.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree High-Yielding Equity Fund

December 31, 2008

Investments	Shares	Value
COMMON STOCKS—99.3%
Advertising—0.0%
Harte-Hanks, Inc.	2,627	$16,392

Agriculture—6.9%
Altria Group, Inc.	155,367	2,339,827
Lorillard, Inc.	9,663	544,510
Philip Morris International, Inc.	93,278	4,058,525
Reynolds American, Inc.	21,720	875,533
Universal Corp.	1,072	32,021
Vector Group Ltd.	7,148	97,356

Total Agriculture		7,947,772

Apparel—0.2%
Jones Apparel Group, Inc.	7,372	43,200
VF Corp.	4,112	225,214

Total Apparel		268,414

Auto Manufacturers—0.0%
Oshkosh Corp.	2,925	26,003

Auto Parts & Equipment—0.1%
ArvinMeritor, Inc.	8,016	22,846
Autoliv, Inc.	4,745	101,827
Cooper Tire & Rubber Co.	3,842	23,667
Superior Industries International, Inc.	1,367	14,381

Total Auto Parts & Equipment		162,721

Banks—21.2%
Associated Banc-Corp	7,412	155,133
Bank of America Corp.	406,716	5,726,562
BB&T Corp.	33,535	920,871
Chemical Financial Corp.	1,070	29,832
Comerica, Inc.	9,261	183,831
Fifth Third Bancorp	41,223	340,502
First Busey Corp.(a)	1,445	26,357
First Commonwealth Financial Corp.	4,424	54,769
First Financial Bancorp	1,806	22,376
First Merchants Corp.	716	15,902
First Midwest Bancorp, Inc.	2,816	56,236
FirstMerit Corp.	3,911	80,527
FNB Corp.	6,159	81,299
Fulton Financial Corp.	10,662	102,568
Harleysville National Corp.	1,602	23,133
Huntington Bancshares, Inc.	23,199	177,704
JPMorgan Chase & Co.	166,830	5,260,150
Marshall & Ilsley Corp.	23,188	316,284
Morgan Stanley	65,734	1,054,373
Old National Bancorp	3,308	60,073
Pacific Capital Bancorp	2,286	38,588
PacWest Bancorp	1,171	31,500
Park National Corp.	692	49,651
PNC Financial Services Group, Inc. (The)	18,444	903,756
Provident Bankshares Corp.	2,142	20,692
Sandy Spring Bancorp, Inc.	682	14,888
Sterling Bancorp	1,003	14,072
Sterling Financial Corp.	2,872	25,274
SunTrust Banks, Inc.	23,268	687,337
Susquehanna Bancshares, Inc.	5,419	86,216
TCF Financial Corp.	9,047	123,582

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree High-Yielding Equity Fund

December 31, 2008

Investments	Shares	Value
Trustmark Corp.	2,269	$48,988
U.S. Bancorp	107,488	2,688,275
Umpqua Holdings Corp.(a)	2,943	42,585
Webster Financial Corp.	4,340	59,805
Wells Fargo & Co.	156,994	4,628,183
West Bancorp, Inc.	842	10,315
Whitney Holding Corp.	3,002	48,002
Wilmington Trust Corp.	3,578	79,575

Total Banks		24,289,766

Building Materials—0.3%
Masco Corp.	27,781	309,203

Chemicals—2.7%
Dow Chemical Co. (The)	68,909	1,039,837
E.I. du Pont de Nemours & Co.	51,681	1,307,528
Eastman Chemical Co.	3,944	125,064
Ferro Corp.	3,316	23,378
Huntsman Corp.	26,481	91,095
Olin Corp.	3,036	54,891
PPG Industries, Inc.	7,713	327,263
RPM International, Inc.	7,396	98,293

Total Chemicals		3,067,349

Commercial Services—0.4%
Corporate Executive Board Co. (The)	2,489	54,907
Deluxe Corp.	3,306	49,458
Electro Rent Corp.	1,288	14,374
Hillenbrand, Inc.	2,697	44,986
Jackson Hewitt Tax Service, Inc.	1,223	19,189
Kelly Services, Inc. Class A	1,144	14,883
R.R. Donnelley & Sons Co.	14,652	198,975
Sotheby’s	3,971	35,302

Total Commercial Services		432,074

Distribution/Wholesale—0.0%
Watsco, Inc.	1,044	40,090

Diversified Financial Services—0.8%
CIT Group, Inc.	22,791	103,471
Federated Investors, Inc. Class B	4,719	80,034
GFI Group, Inc.	6,483	22,950
Legg Mason, Inc.	5,776	126,552
Merrill Lynch & Co., Inc.	9,680	112,675
NYSE Euronext	10,552	288,915
Student Loan Corp. (The)	2,842	116,522
Waddell & Reed Financial, Inc. Class A	4,305	66,555

Total Diversified Financial Services		917,674

Electric—6.5%
ALLETE, Inc.	1,473	47,534
Ameren Corp.	14,717	489,487
American Electric Power Co., Inc.	19,049	633,951
Black Hills Corp.	1,547	41,707
Central Vermont Public Service Corp.	248	5,917
CH Energy Group, Inc.	711	36,538
Consolidated Edison, Inc.	14,820	576,943
Constellation Energy Group, Inc.	12,166	305,245
DPL, Inc.	5,505	125,734
DTE Energy Co.	8,947	319,139
Duke Energy Corp.	71,186	1,068,502
Empire District Electric Co. (The)	2,331	41,026

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree High-Yielding Equity Fund

December 31, 2008

Investments	Shares	Value
Great Plains Energy, Inc.	9,079	$175,497
Integrys Energy Group, Inc.	4,330	186,103
NorthWestern Corp.	1,593	37,388
OGE Energy Corp.	4,501	116,036
Otter Tail Corp.	1,627	37,958
Pepco Holdings, Inc.	12,403	220,277
Pinnacle West Capital Corp.	6,197	199,110
PNM Resources, Inc.	3,672	37,014
Portland General Electric Co.	2,713	52,822
Progress Energy, Inc.	15,164	604,285
SCANA Corp.	5,668	201,781
Southern Co.	33,129	1,225,772
TECO Energy, Inc.	12,090	149,312
UIL Holdings Corp.	1,090	32,733
Westar Energy, Inc.	5,815	119,266
Xcel Energy, Inc.	21,131	391,980

Total Electric		7,479,057

Electrical Components & Equipment—0.1%
Hubbell, Inc. Class B	1,872	61,178
Molex, Inc.	3,803	55,105
Molex, Inc. Class A	3,494	45,247

Total Electrical Components & Equipment		161,530

Electronics—0.1%
Gentex Corp.	6,116	54,004

Entertainment—0.3%
Cinemark Holdings, Inc.	9,321	69,255
International Game Technology	12,815	152,371
National CineMedia, Inc.	2,774	28,128
Regal Entertainment Group Class A	13,720	140,081

Total Entertainment		389,835

Food—0.7%
B&G Foods, Inc. Class A	3,226	17,420
ConAgra Foods, Inc.	18,857	311,142
Sara Lee Corp.	28,936	283,283
SUPERVALU, Inc.	9,972	145,591

Total Food		757,436

Forest Products & Paper—1.2%
International Paper Co.	31,446	371,063
MeadWestvaco Corp.	12,235	136,910
Plum Creek Timber Co., Inc.	7,472	259,577
Potlatch Corp.	2,761	71,814
Rayonier, Inc.	4,532	142,078
Weyerhaeuser Co.	13,480	412,622

Total Forest Products & Paper		1,394,064

Gas—0.8%
AGL Resources, Inc.	3,856	120,886
Atmos Energy Corp.	4,607	109,186
CenterPoint Energy, Inc.	17,933	226,314
Nicor, Inc.	2,186	75,942
NiSource, Inc.	20,554	225,477
Vectren Corp.	3,791	94,813

Total Gas		852,618

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree High-Yielding Equity Fund

December 31, 2008

Investments	Shares	Value
Healthcare-Products—0.0%
Mentor Corp.	771	$23,847

Holding Companies-Diversified—0.0%
Compass Diversified Holdings	3,457	38,891

Home Furnishings—0.0%
Ethan Allen Interiors, Inc.	1,696	24,372

Household Products/Wares—0.4%
Avery Dennison Corp.	4,606	150,754
Blyth, Inc.	2,561	20,078
Ennis, Inc.	1,309	15,852
Fortune Brands, Inc.	5,823	240,374

Total Household Products/Wares		427,058

Housewares—0.2%
Newell Rubbermaid, Inc.	21,693	212,158

Insurance—2.1%
Allstate Corp. (The)	25,012	819,393
Arthur J. Gallagher & Co.	4,447	115,222
Baldwin & Lyons, Inc. Class B	607	11,041
Cincinnati Financial Corp.	7,549	219,449
Erie Indemnity Co. Class A	2,154	81,055
FBL Financial Group, Inc. Class A	1,092	16,871
Fidelity National Title Group, Inc. Class A	7,328	130,072
Hartford Financial Services Group, Inc.	19,888	326,561
Horace Mann Educators Corp.	1,640	15,072
Lincoln National Corp.	10,397	195,879
Mercury General Corp.	2,609	119,988
Old Republic International Corp.	13,038	155,413
Phoenix Cos., Inc. (The)	5,836	19,084
Protective Life Corp.	2,217	31,814
Safety Insurance Group, Inc.	629	23,940
Stewart Information Services Corp.	618	14,517
Unitrin, Inc.	6,286	100,199
Zenith National Insurance Corp.	2,065	65,192

Total Insurance		2,460,762

Internet—0.0%
NutriSystem, Inc.	1,329	19,390
United Online, Inc.	5,102	30,969

Total Internet		50,359

Investment Companies—1.1%
Allied Capital Corp.	237,120	637,853
Apollo Investment Corp.	31,294	291,347
Ares Capital Corp.	24,183	153,078
BlackRock Kelso Capital Corp.	8,563	84,431
Hercules Technology Growth Capital, Inc.	5,259	41,651
NGP Capital Resources Co.	3,618	30,283
Prospect Capital Corp.	3,669	43,918

Total Investment Companies		1,282,561

Iron/Steel—0.1%
Steel Dynamics, Inc.	5,083	56,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree High-Yielding Equity Fund

December 31, 2008

Investments	Shares	Value
Leisure Time—0.3%
Harley-Davidson, Inc.	16,197	$274,863
Polaris Industries, Inc.	1,585	45,410

Total Leisure Time		320,273

Lodging—0.1%
Starwood Hotels & Resorts Worldwide, Inc.	7,956	142,412

Machinery-Diversified—0.1%
Briggs & Stratton Corp.	2,457	43,219
NACCO Industries, Inc. Class A	320	11,971
Sauer-Danfoss, Inc.	3,900	34,125

Total Machinery-Diversified		89,315

Media—1.0%
CBS Corp. Class A	7,072	58,273
CBS Corp. Class B	77,375	633,700
Courier Corp.	725	12,978
Gannett Co., Inc.	41,787	334,296
Meredith Corp.	1,622	27,769
World Wrestling Entertainment, Inc. Class A	2,671	29,595

Total Media		1,096,611

Metal Fabricate/Hardware—0.1%
Timken Co.	3,431	67,350
Worthington Industries, Inc.	3,543	39,044

Total Metal Fabricate/Hardware		106,394

Mining—1.5%
Alcoa, Inc.	49,613	558,642
Kaiser Aluminum Corp.	746	16,800
Southern Copper Corp.	70,312	1,129,211

Total Mining		1,704,653

Miscellaneous Manufacturing—10.4%
Barnes Group, Inc.	2,145	31,103
Crane Co.	2,705	46,634
Eastman Kodak Co.	19,038	125,270
General Electric Co.	703,518	11,396,991
Leggett & Platt, Inc.	9,499	144,290
Textron, Inc.	12,853	178,271

Total Miscellaneous Manufacturing		11,922,559

Office Furnishings—0.1%
HNI Corp.	2,166	34,309
Steelcase, Inc. Class A	7,116	39,992

Total Office Furnishings		74,301

Office/Business Equipment—0.2%
Pitney Bowes, Inc.	10,459	266,495

Oil & Gas—0.1%
Patterson-UTI Energy, Inc.	7,832	90,146

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree High-Yielding Equity Fund

December 31, 2008

Investments	Shares	Value
Packaging & Containers—0.2%
Greif, Inc. Class A	944	$31,558
Packaging Corp. of America	8,156	109,780
Temple-Inland, Inc.	8,763	42,062

Total Packaging & Containers		183,400

Pharmaceuticals—13.3%
Bristol-Myers Squibb Co.	96,885	2,252,576
Eli Lilly & Co.	50,445	2,031,420
Merck & Co., Inc.	100,408	3,052,403
Pfizer, Inc.	445,234	7,885,095

Total Pharmaceuticals		15,221,494

Pipelines—0.6%
Oneok, Inc.	5,230	152,298
Spectra Energy Corp.	35,540	559,399

Total Pipelines		711,697

REITS—9.2%
Acadia Realty Trust	1,558	22,233
Alexandria Real Estate Equities, Inc.	1,669	100,707
American Campus Communities, Inc.	2,304	47,186
Apartment Investment & Management Co. Class A	13,504	155,971
AvalonBay Communities, Inc.	3,693	223,722
BioMed Realty Trust, Inc.	9,870	115,676
Boston Properties, Inc.	5,052	277,860
Brandywine Realty Trust	19,766	152,396
BRE Properties, Inc.	3,146	88,025
Camden Property Trust	4,171	130,719
CBL & Associates Properties, Inc.	12,233	79,515
Cedar Shopping Centers, Inc.	6,058	42,891
Colonial Properties Trust	5,492	45,748
Corporate Office Properties Trust	2,249	69,044
Cousins Properties, Inc.	3,072	42,547
DCT Industrial Trust, Inc.	10,374	52,492
Digital Realty Trust, Inc.	2,725	89,516
Douglas Emmett, Inc.	5,941	77,589
Duke Realty Corp.	21,860	239,586
EastGroup Properties, Inc.	1,366	48,602
Entertainment Properties Trust	3,194	95,181
Equity One, Inc.	4,519	79,986
Equity Residential	15,900	474,138
Essex Property Trust, Inc.	1,195	91,716
Extra Space Storage, Inc.	7,583	78,257
Federal Realty Investment Trust	2,078	129,002
First Industrial Realty Trust, Inc.	5,044	38,082
First Potomac Realty Trust	4,197	39,032
Franklin Street Properties Corp.	3,637	53,646
Getty Realty Corp.	2,016	42,457
HCP, Inc.	15,671	435,184
Health Care REIT, Inc.	6,410	270,502
Healthcare Realty Trust, Inc.	3,540	83,119
Highwoods Properties, Inc.	3,605	98,633
Home Properties, Inc.	1,852	75,191
Hospitality Properties Trust	18,141	269,757
Host Hotels & Resorts, Inc.	48,000	363,360
HRPT Properties Trust	52,583	177,205
Inland Real Estate Corp.	4,529	58,786
Investors Real Estate Trust	3,598	38,535
Kilroy Realty Corp.	2,036	68,125
Kimco Realty Corp.	22,212	406,035
LaSalle Hotel Properties	3,196	35,316
Lexington Realty Trust	11,474	57,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree High-Yielding Equity Fund

December 31, 2008

Investments	Shares	Value
Liberty Property Trust	7,435	$169,741
LTC Properties, Inc.	1,700	34,476
Macerich Co. (The)	11,127	202,066
Mack-Cali Realty Corp.	6,277	153,787
Medical Properties Trust, Inc.	9,303	58,702
Mid-America Apartment Communities, Inc.	1,632	60,645
National Health Investors, Inc.	1,993	54,668
National Retail Properties, Inc.	6,602	113,488
Nationwide Health Properties, Inc.	5,823	167,237
Omega Healthcare Investors, Inc.	6,445	102,927
Parkway Properties, Inc.	985	17,730
Post Properties, Inc.	3,692	60,918
Prologis	54,345	754,851
Public Storage Class A	823	19,785
Realty Income Corp.	6,573	152,165
Regency Centers Corp.	4,067	189,929
Saul Centers, Inc.	737	29,112
Senior Housing Properties Trust	9,195	164,774
Simon Property Group, Inc.	13,167	699,563
SL Green Realty Corp.	6,111	158,275
Sovran Self Storage, Inc.	1,406	50,616
Sun Communities, Inc.	3,185	44,590
Sunstone Hotel Investors, Inc.	9,846	60,947
Taubman Centers, Inc.	2,691	68,513
UDR, Inc.	11,169	154,021
Universal Health Realty Income Trust	747	24,584
Urstadt Biddle Properties, Inc. Class A	1,088	17,332
U-Store-It Trust	9,369	41,692
Ventas, Inc.	8,722	292,798
Vornado Realty Trust	8,634	521,062
Washington Real Estate Investment Trust	2,784	78,787
Weingarten Realty Investors	7,631	157,885

Total REITS		10,538,306

Retail—0.7%
Barnes & Noble, Inc.	3,235	48,525
Brinker International, Inc.	4,586	48,336
Brown Shoe Co., Inc.	1,487	12,595
Cato Corp. (The) Class A	1,183	17,863
Foot Locker, Inc.	10,354	75,998
Ltd. Brands, Inc.	19,561	196,392
Macy’s, Inc.	19,940	206,380
Nordstrom, Inc.	9,290	123,650
Penske Auto Group, Inc.	3,969	30,482
PEP Boys-Manny, Moe & Jack (The)	3,419	14,120
Williams-Sonoma, Inc.	5,566	43,749

Total Retail		818,090

Savings & Loans—0.5%
Astoria Financial Corp.	5,520	90,970
Capitol Federal Financial	3,123	142,409
First Financial Holdings, Inc.	527	10,666
New York Community Bancorp, Inc.	25,264	302,158
Washington Federal, Inc.	3,963	59,286

Total Savings & Loans		605,489

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree High-Yielding Equity Fund

December 31, 2008

Investments	Shares	Value
Semiconductors—0.6%
Analog Devices, Inc.	10,555	$200,756
Intersil Corp. Class A	5,292	48,633
Maxim Integrated Products, Inc.	18,208	207,935
Microchip Technology, Inc.	11,409	222,819

Total Semiconductors		680,143

Software—0.0%
Computer Programs & Systems, Inc.	540	14,472
infoGROUP, Inc.	4,477	21,221

Total Software		35,693

Telecommunications—13.8%
Alaska Communications Systems Group, Inc.	3,264	30,616
AT&T, Inc.	299,752	8,542,933
CenturyTel, Inc.	9,467	258,733
Consolidated Communications Holdings, Inc.	3,471	41,235
Embarq Corp.	11,046	397,214
FairPoint Communications, Inc.	25,143	82,469
Frontier Communications Corp.	33,344	291,427
Iowa Telecommunications Services, Inc.	3,283	46,881
Motorola, Inc.	91,849	406,891
NTELOS Holdings Corp.	1,456	35,905
Qwest Communications International, Inc.	141,533	515,180
Verizon Communications, Inc.	140,652	4,768,104
Windstream Corp.	44,184	406,493

Total Telecommunications		15,824,081

Toys/Games/Hobbies—0.2%
Mattel, Inc.	16,098	257,568

Transportation—0.1%
Overseas Shipholding Group, Inc.	1,088	45,815
Pacer International, Inc.	1,957	20,412

Total Transportation		66,227

Trucking & Leasing—0.0%
TAL International Group, Inc.	3,605	50,831

TOTAL COMMON STOCKS (Cost: $149,125,628)		113,949,016

SHORT-TERM INVESTMENT—0.2%
MONEY MARKET FUND—0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(b) (Cost: $239,208)	239,208	239,208

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.1%
MONEY MARKET FUND—0.1%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(c) (Cost: $64,078)(d)	64,078	64,078

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree High-Yielding Equity Fund

December 31, 2008

Investments	Value
TOTAL INVESTMENTS IN SECURITIES—99.6% (Cost: $149,428,914)(e)	$114,252,302
Cash and Other Assets in Excess of Liabilities—0.4%	507,404

NET ASSETS—100.0%	$114,759,706

(a)	Security, or portion thereof, was on loan at December 31, 2008.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2008.
(c)	Interest rate shown reflects yield as of December 31, 2008.
(d)	At December 31, 2008, the total market value of the Fund’s securities on loan was $64,671 and the total market value of the collateral held by the fund was $64,078.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WidsomTree Dividend Top 100 Fund

December 31, 2008

Investments	Shares	Value
COMMON STOCKS—99.3%
Aerospace/Defense—1.4%
Boeing Co. (The)	19,398	$827,713
Northrop Grumman Corp.	19,817	892,557

Total Aerospace/Defense		1,720,270

Agriculture—4.6%
Altria Group, Inc.	111,610	1,680,847
Lorillard, Inc.	22,441	1,264,550
Philip Morris International, Inc.	25,617	1,114,596
Reynolds American, Inc.	42,683	1,720,551

Total Agriculture		5,780,544

Apparel—0.7%
VF Corp.	17,357	950,643

Banks—12.1%
Bank of America Corp.	119,984	1,689,375
BB&T Corp.(a)	48,745	1,338,538
Capital One Financial Corp.	30,831	983,201
M&T Bank Corp.(a)	16,553	950,308
Marshall & Ilsley Corp.	139,535	1,903,257
Morgan Stanley	102,762	1,648,302
PNC Financial Services Group, Inc. (The)	24,476	1,199,324
Regions Financial Corp.	101,730	809,771
SunTrust Banks, Inc.	49,881	1,473,485
U.S. Bancorp	54,405	1,360,669
Wells Fargo & Co.	34,879	1,028,233
Zions Bancorp.	34,338	841,624

Total Banks		15,226,087

Beverages—0.7%
Pepsi Bottling Group, Inc.	36,786	828,053

Chemicals—3.1%
Dow Chemical Co. (The)	94,325	1,423,364
E.I. du Pont de Nemours & Co.	54,642	1,382,443
PPG Industries, Inc.	24,500	1,039,535

Total Chemicals		3,845,342

Commercial Services—0.7%
Paychex, Inc.	34,964	918,854

Cosmetics/Personal Care—0.6%
Avon Products, Inc.	34,425	827,233

Distribution/Wholesale—0.7%
Genuine Parts Co.	22,124	837,615

Diversified Financial Services—1.8%
JPMorgan Chase & Co.	33,950	1,070,444
Merrill Lynch & Co., Inc.	4,027	46,874
NYSE Euronext	41,026	1,123,292

Total Diversified Financial Services		2,240,610

Electric—15.4%
Ameren Corp.	46,121	1,533,984
American Electric Power Co., Inc.	35,124	1,168,927
Consolidated Edison, Inc.	31,917	1,242,529
Constellation Energy Group, Inc.	67,371	1,690,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WidsomTree Dividend Top 100 Fund

December 31, 2008

Investments	Shares	Value
Dominion Resources, Inc.	25,885	$927,718
DTE Energy Co.	34,646	1,235,823
Duke Energy Corp.	86,238	1,294,432
Exelon Corp.	14,976	832,815
NSTAR	24,952	910,498
Pepco Holdings, Inc.	75,802	1,346,244
PG&E Corp.	22,209	859,710
PPL Corp.	28,053	860,947
Progress Energy, Inc.	33,963	1,353,426
Public Service Enterprise Group, Inc.	30,468	888,752
SCANA Corp.	33,531	1,193,704
Southern Co.	27,092	1,002,404
Xcel Energy, Inc.	58,805	1,090,833

Total Electric		19,433,084

Electrical Components & Equipment—0.7%
Emerson Electric Co.	23,126	846,643

Environmental Control—0.7%
Waste Management, Inc.	25,362	840,497

Food—3.8%
ConAgra Foods, Inc.(a)	68,238	1,125,927
H.J. Heinz Co.	24,340	915,184
Kraft Foods, Inc. Class A	34,017	913,356
Sara Lee Corp.	103,964	1,017,808
SYSCO Corp.	37,246	854,423

Total Food		4,826,698

Forest Products & Paper—3.0%
International Paper Co.	136,498	1,610,676
Plum Creek Timber Co., Inc.	27,437	953,161
Weyerhaeuser Co.	40,701	1,245,858

Total Forest Products & Paper		3,809,695

Gas—1.0%
CenterPoint Energy, Inc.	96,865	1,222,436

Household Products/Wares—1.5%
Fortune Brands, Inc.	24,476	1,010,370
Kimberly-Clark Corp.	16,653	878,279

Total Household Products/Wares		1,888,649

Housewares—1.1%
Newell Rubbermaid, Inc.	142,904	1,397,601

Insurance—2.0%
Allstate Corp. (The)	43,847	1,436,428
Cincinnati Financial Corp.	37,287	1,083,933

Total Insurance		2,520,361

Iron/Steel—0.7%
Nucor Corp.	18,541	856,594

Leisure Time—1.3%
Harley-Davidson, Inc.	98,036	1,663,671

Machinery-Construction & Mining—0.7%
Caterpillar, Inc.	19,935	890,496

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WidsomTree Dividend Top 100 Fund

December 31, 2008

Investments	Shares	Value
Media—3.0%
CBS Corp. Class B	463,331	$3,794,681

Mining—3.1%
Alcoa, Inc.	146,382	1,648,261
Southern Copper Corp.(a)	137,445	2,207,367

Total Mining		3,855,628

Miscellaneous Manufacturing—3.6%
Eaton Corp.	20,933	1,040,579
General Electric Co.	92,698	1,501,708
Honeywell International, Inc.	25,569	839,430
Textron, Inc.	82,619	1,145,926

Total Miscellaneous Manufacturing		4,527,643

Office/Business Equipment—1.0%
Pitney Bowes, Inc.	49,215	1,253,998

Pharmaceuticals—4.4%
Bristol-Myers Squibb Co.	56,063	1,303,465
Eli Lilly & Co.	30,878	1,243,457
Merck & Co., Inc.	42,405	1,289,112
Pfizer, Inc.	96,751	1,713,460

Total Pharmaceuticals		5,549,494

Pipelines—1.1%
Spectra Energy Corp.	85,022	1,338,246

REITS—9.9%
AvalonBay Communities, Inc.	19,234	1,165,196
Boston Properties, Inc.	18,629	1,024,595
Equity Residential	44,367	1,323,024
HCP, Inc.	69,429	1,928,043
Health Care REIT, Inc.	37,784	1,594,485
Kimco Realty Corp.	135,332	2,473,869
Simon Property Group, Inc.	28,542	1,516,436
Vornado Realty Trust	24,215	1,461,375

Total REITS		12,487,023

Retail—1.3%
Home Depot, Inc.	32,986	759,338
JC Penney Co., Inc.	44,206	870,858

Total Retail		1,630,196

Savings & Loans—1.3%
New York Community Bancorp, Inc.	135,770	1,623,809

Semiconductors—3.1%
Analog Devices, Inc.	51,032	970,629
Intel Corp.	58,524	857,962
Linear Technology Corp.	39,303	869,382
Maxim Integrated Products, Inc.	110,859	1,266,010

Total Semiconductors		3,963,983

Telecommunication Services—1.9%
Qwest Communications International, Inc.(a)	644,424	2,345,703

Telecommunications—6.3%
AT&T, Inc.	41,988	1,196,658
Embarq Corp.	57,222	2,057,703

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WidsomTree Dividend Top 100 Fund

December 31, 2008

Investments	Shares	Value
Motorola, Inc.	219,536	$972,544
Verizon Communications, Inc.	35,801	1,213,654
Windstream Corp.	264,064	2,429,389

Total Telecommunications		7,869,948

Toys/Games/Hobbies—1.0%
Mattel, Inc.	78,023	1,248,368

TOTAL COMMON STOCKS (Cost: $158,223,606)		124,860,396

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—3.2%
MONEY MARKET FUND—3.2%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(b) (Cost: $4,084,993)(c)	4,084,993	4,084,993

TOTAL INVESTMENTS IN SECURITIES —102.5% (Cost: $162,308,599)(d)		128,945,389
Liabilities in Excess of Other Assets —(2.5)%		(3,217,026)

NET ASSETS —100.0%		$125,728,363

(a)	Security, or portion thereof, was on loan at December 31, 2008.
(b)	Interest rate shown reflects yield as of December 31, 2008.
(c)	At December 31, 2008, the total market value of the Fund’s securities on loan was $3,908,665 and the total market value of the collateral held by the Fund was $4,084,993.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund

December 31, 2008

Investments	Shares	Value
COMMON STOCKS—99.6%
Advertising—0.1%
Omnicom Group, Inc.	9,989	$268,904

Aerospace/Defense—2.5%
Boeing Co. (The)	41,981	1,791,329
General Dynamics Corp.	14,466	833,097
Goodrich Corp.	5,021	185,877
L-3 Communications Holdings, Inc.	2,974	219,422
Lockheed Martin Corp.	16,990	1,428,519
Northrop Grumman Corp.	18,450	830,988
Raytheon Co.	13,475	687,764
Rockwell Collins, Inc.	5,944	232,351
United Technologies Corp.	42,490	2,277,465

Total Aerospace/Defense		8,486,812

Agriculture—4.1%
Altria Group, Inc.	248,996	3,749,879
Archer-Daniels-Midland Co.	17,278	498,125
Lorillard, Inc.	15,142	853,252
Philip Morris International, Inc.	152,368	6,629,531
Reynolds American, Inc.	35,660	1,437,455
UST, Inc.	7,984	553,930

Total Agriculture		13,722,172

Airlines—0.0%
Southwest Airlines Co.	2,358	20,326

Apparel—0.3%
NIKE, Inc. Class B	11,236	573,036
VF Corp.	6,781	371,395

Total Apparel		944,431

Auto Manufacturers—0.1%
PACCAR, Inc.	13,413	383,612

Auto Parts & Equipment—0.1%
Johnson Controls, Inc.	25,465	462,444

Banks—12.7%
Bank of America Corp.	665,307	9,367,522
Bank of New York Mellon Corp. (The)	60,211	1,705,778
BB&T Corp.	54,254	1,489,815
Capital One Financial Corp.	29,297	934,281
Citigroup, Inc.	40,900	274,439
Fifth Third Bancorp	67,754	559,648
Goldman Sachs Group, Inc.	11,548	974,536
JPMorgan Chase & Co.	270,713	8,535,581
KeyCorp	21,839	186,068
M&T Bank Corp.	7,737	444,181
Marshall & Ilsley Corp.	38,172	520,666
Morgan Stanley	106,424	1,707,041
National City Corp.	15,281	27,659
Northern Trust Corp.	7,267	378,901
PNC Financial Services Group, Inc. (The)	29,375	1,439,375
Regions Financial Corp.	47,487	377,997
State Street Corp.	15,118	594,591
SunTrust Banks, Inc.	38,259	1,130,171
U.S. Bancorp	175,059	4,378,225
Wachovia Corp.	12,567	69,621

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Dividend Fund

December 31, 2008

Investments	Shares	Value
Wells Fargo & Co.	252,841	$7,453,752
Zions Bancorp.	8,221	201,497

Total Banks		42,751,345

Beverages—3.0%
Brown-Forman Corp. Class B	3,110	160,134
Coca-Cola Co. (The)	115,032	5,207,500
Coca-Cola Enterprises, Inc.	18,814	226,332
Molson Coors Brewing Co. Class B	3,972	194,310
Pepsi Bottling Group, Inc.	9,467	213,102
PepsiCo, Inc.	71,116	3,895,023

Total Beverages		9,896,401

Building Materials—0.0%
Martin Marietta Materials, Inc.	1,007	97,760

Chemicals—2.2%
Air Products & Chemicals, Inc.	11,465	576,346
Dow Chemical Co. (The)	111,171	1,677,570
E.I. du Pont de Nemours & Co.	83,349	2,108,729
Ecolab, Inc.	5,037	177,051
Monsanto Co.	10,562	743,037
Mosaic Co. (The)	4,526	156,600
PPG Industries, Inc.	12,126	514,506
Praxair, Inc.	11,545	685,311
Rohm & Haas Co.	6,666	411,892
Sherwin-Williams Co. (The)	4,224	252,384
Sigma-Aldrich Corp.	2,247	94,913

Total Chemicals		7,398,339

Coal—0.1%
Consol Energy, Inc.	4,520	129,182
Peabody Energy Corp.	5,055	115,001

Total Coal		244,183

Commercial Services—0.8%
Automatic Data Processing, Inc.	26,444	1,040,307
DeVry, Inc.	421	24,170
H&R Block, Inc.	13,688	310,991
Mastercard, Inc. Class A	575	82,185
McKesson Corp.	5,180	200,621
Moody’s Corp.	6,467	129,922
Paychex, Inc.	24,695	648,985
Visa, Inc. Class A	4,980	261,201
Western Union Co. (The)	3,062	43,909

Total Commercial Services		2,742,291

Computers—1.5%
Hewlett-Packard Co.	31,968	1,160,119
International Business Machines Corp.	46,465	3,910,494

Total Computers		5,070,613

Cosmetics/Personal Care—2.7%
Avon Products, Inc.	21,901	526,281
Colgate-Palmolive Co.	18,074	1,238,792
Procter & Gamble Co.	115,333	7,129,886

Total Cosmetics/Personal Care		8,894,959

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Dividend Fund

December 31, 2008

Investments	Shares	Value
Distribution/Wholesale—0.2%
Fastenal Co.	3,486	$121,487
Genuine Parts Co.	10,016	379,206
W.W. Grainger, Inc.	2,411	190,083

Total Distribution/Wholesale		690,776

Diversified Financial Services—1.3%
American Express Co.	61,961	1,149,377
Ameriprise Financial, Inc.	9,906	231,404
BlackRock, Inc.	4,160	558,064
Charles Schwab Corp. (The)	25,893	418,690
CME Group, Inc.	2,028	422,047
Discover Financial Services	19,680	187,550
Franklin Resources, Inc.	4,244	270,682
Merrill Lynch & Co., Inc.	9,846	114,607
NYSE Euronext	16,973	464,721
T. Rowe Price Group, Inc.	10,824	383,603

Total Diversified Financial Services		4,200,745

Electric—6.0%
Allegheny Energy, Inc.	4,715	159,650
Ameren Corp.	22,373	744,126
American Electric Power Co., Inc.	30,386	1,011,246
Consolidated Edison, Inc.	24,354	948,101
Constellation Energy Group, Inc.	21,784	546,561
Dominion Resources, Inc.	38,367	1,375,073
DTE Energy Co.	14,725	525,241
Duke Energy Corp.	117,263	1,760,118
Edison International	18,729	601,575
Entergy Corp.	10,309	856,987
Exelon Corp.	38,231	2,126,025
FirstEnergy Corp.	18,775	912,090
FPL Group, Inc.	21,160	1,064,983
MDU Resources Group, Inc.	7,841	169,209
Northeast Utilities	8,636	207,782
NSTAR	5,570	203,249
Pepco Holdings, Inc.	20,405	362,393
PG&E Corp.	21,537	833,697
PPL Corp.	23,986	736,130
Progress Energy, Inc.	24,240	965,964
Public Service Enterprise Group, Inc.	33,800	985,946
SCANA Corp.	8,396	298,898
Southern Co.	54,086	2,001,182
Wisconsin Energy Corp.	3,968	166,577
Xcel Energy, Inc.	32,812	608,663

Total Electric		20,171,466

Electrical Components & Equipment—0.4%
Ametek, Inc.	1,241	37,491
Emerson Electric Co.	41,924	1,534,837

Total Electrical Components & Equipment		1,572,328

Electronics—0.0%
Amphenol Corp. Class A	1,015	24,340

Engineering & Construction—0.0%
Fluor Corp.	2,606	116,931

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Dividend Fund

December 31, 2008

Investments	Shares	Value
Environmental Control—0.3%
Republic Services, Inc.	8,926	$221,276
Waste Management, Inc.	24,772	820,944

Total Environmental Control		1,042,220

Food—2.4%
Campbell Soup Co.	17,671	530,307
ConAgra Foods, Inc.	30,733	507,095
General Mills, Inc.	14,972	909,549
H.J. Heinz Co.	20,144	757,414
Hershey Co. (The)	8,043	279,414
J.M. Smucker Co. (The)	5,427	235,315
Kellogg Co.	17,059	748,037
Kraft Foods, Inc. Class A	92,684	2,488,564
Kroger Co. (The)	12,777	337,441
Safeway, Inc.	8,850	210,365
Sara Lee Corp.	47,307	463,136
SYSCO Corp.	34,129	782,919

Total Food		8,249,556

Forest Products & Paper—0.5%
International Paper Co.	50,622	597,340
Plum Creek Timber Co., Inc.	11,363	394,751
Weyerhaeuser Co.	21,576	660,441

Total Forest Products & Paper		1,652,532

Gas—0.3%
CenterPoint Energy, Inc.	26,314	332,083
Sempra Energy	12,128	517,016

Total Gas		849,099

Healthcare-Products—3.2%
Baxter International, Inc.	18,085	969,175
Becton Dickinson & Co.	6,998	478,593
C.R. Bard, Inc.	1,145	96,478
DENTSPLY International, Inc.	1,702	48,064
Johnson & Johnson	126,270	7,554,735
Medtronic, Inc.	39,643	1,245,583
Stryker Corp.	4,918	196,474

Total Healthcare-Products		10,589,102

Healthcare-Services—0.1%
Aetna, Inc.	1,129	32,177
Quest Diagnostics, Inc.	2,323	120,586
UnitedHealth Group, Inc.	2,340	62,244

Total Healthcare-Services		215,007

Household Products/Wares—0.7%
Church & Dwight Co., Inc.	724	40,631
Clorox Co.	6,455	358,640
Fortune Brands, Inc.	9,551	394,265
Kimberly-Clark Corp.	27,559	1,453,462

Total Household Products/Wares		2,246,998

Housewares—0.1%
Newell Rubbermaid, Inc.	35,578	347,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Dividend Fund

December 31, 2008

Investments	Shares	Value
Insurance—2.1%
Allstate Corp. (The)	41,205	$1,349,875
American Family Life Assurance Co., Inc.	16,478	755,352
AON Corp.	5,434	248,225
Chubb Corp. (The)	14,001	714,051
Cincinnati Financial Corp.	12,365	359,451
Loews Corp.	5,602	158,257
Marsh & McLennan Cos., Inc.	26,127	634,102
Metlife, Inc.	24,174	842,706
Principal Financial Group, Inc.	8,480	191,394
Prudential Financial, Inc.	12,319	372,773
Travelers Cos., Inc. (The)	23,790	1,075,307
Unum Group	8,329	154,919
W.R. Berkley Corp.	1,595	49,445

Total Insurance		6,905,857

Iron/Steel—0.2%
Nucor Corp.	13,637	630,029

Leisure Time—0.1%
Harley-Davidson, Inc.	26,633	451,962

Lodging—0.1%
Marriott International, Inc. Class A	10,053	195,531

Machinery-Construction & Mining—0.4%
Caterpillar, Inc.	33,332	1,488,940

Machinery-Diversified—0.4%
Cummins, Inc.	7,945	212,370
Deere & Co.	17,427	667,803
Rockwell Automation, Inc.	7,676	247,474
Roper Industries, Inc.	1,091	47,360

Total Machinery-Diversified		1,175,007

Media—1.6%
CBS Corp. Class B	127,365	1,043,119
Comcast Corp., Class A	46,484	784,650
Comcast Corp., Special Class A	19,078	308,110
McGraw-Hill Cos., Inc. (The)	16,633	385,719
News Corp. Class A	37,916	344,656
News Corp. Class B	15,872	152,054
Time Warner, Inc.	127,071	1,278,335
Walt Disney Co. (The)	40,935	928,815

Total Media		5,225,458

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp.	426	25,338

Mining—1.0%
Alcoa, Inc.	83,360	938,634
Newmont Mining Corp.	6,593	268,335
Southern Copper Corp.	113,469	1,822,312
Vulcan Materials Co.	4,681	325,704

Total Mining		3,354,985

Miscellaneous Manufacturing—7.3%
3M Co.	35,265	2,029,148
Danaher Corp.	1,002	56,723
Dover Corp.	8,687	285,976
Eaton Corp.	10,892	541,441
General Electric Co.	1,140,508	18,476,230

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Dividend Fund

December 31, 2008

Investments	Shares	Value
Honeywell International, Inc.	35,767	$1,174,231
Illinois Tool Works, Inc.	28,163	987,113
ITT Industries, Inc.	4,138	190,307
Parker Hannifin Corp.	6,176	262,727
Textron, Inc.	21,124	292,990

Total Miscellaneous Manufacturing		24,296,886

Office/Business Equipment—0.2%
Pitney Bowes, Inc.	17,237	439,199
Xerox Corp.	27,886	222,251

Total Office/Business Equipment		661,450

Oil & Gas—9.2%
Anadarko Petroleum Corp.	6,895	265,802
Apache Corp.	3,987	297,151
Chesapeake Energy Corp.	18,317	296,186
Chevron Corp.	107,914	7,982,398
ConocoPhillips	79,955	4,141,669
Devon Energy Corp.	6,034	396,494
Diamond Offshore Drilling, Inc.	1,505	88,705
ENSCO International, Inc.	689	19,561
EOG Resources, Inc.	2,847	189,553
Equitable Resources, Inc.	5,316	178,352
Exxon Mobil Corp.	156,443	12,488,844
Hess Corp.	4,718	253,074
Marathon Oil Corp.	37,806	1,034,372
Murphy Oil Corp.	6,120	271,422
Noble Energy, Inc.	3,683	181,277
Occidental Petroleum Corp.	26,531	1,591,595
Questar Corp.	3,894	127,295
Range Resources Corp.	1,061	36,488
Sunoco, Inc.	5,024	218,343
Valero Energy Corp.	20,353	440,439
XTO Energy, Inc.	10,654	375,767

Total Oil & Gas		30,874,787

Oil & Gas Services—0.3%
Baker Hughes, Inc.	9,027	289,496
Halliburton Co.	28,330	515,040
Smith International, Inc.	7,378	168,882

Total Oil & Gas Services		973,418

Pharmaceuticals—9.4%
Abbott Laboratories	62,561	3,338,881
Allergan, Inc.	2,538	102,332
AmerisourceBergen Corp.	2,758	98,350
Bristol-Myers Squibb Co.	155,936	3,625,512
Cardinal Health, Inc.	8,973	309,299
Eli Lilly & Co.	81,083	3,265,212
Merck & Co., Inc.	162,885	4,951,704
Pfizer, Inc.	724,475	12,830,452
Schering-Plough Corp.	35,302	601,193
Wyeth	62,660	2,350,377

Total Pharmaceuticals		31,473,312

Pipelines—0.4%
El Paso Corp.	28,009	219,310

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Dividend Fund

December 31, 2008

Investments	Shares	Value
Spectra Energy Corp.	57,428	$903,917
Williams Cos., Inc. (The)	26,160	378,797

Total Pipelines		1,502,024

REITS—2.0%
AvalonBay Communities, Inc.	5,927	359,058
Boston Properties, Inc.	8,129	447,095
Equity Residential	25,524	761,126
HCP, Inc.	25,287	702,220
Health Care REIT, Inc.	10,537	444,661
Host Hotels & Resorts, Inc.	74,860	566,690
Kimco Realty Corp.	36,996	676,287
Public Storage,	7,233	575,024
Simon Property Group, Inc.	21,435	1,138,841
Vornado Realty Trust	14,227	858,599

Total REITS		6,529,601

Retail—4.8%
Best Buy Co., Inc.	11,853	333,188
Costco Wholesale Corp.	7,511	394,328
CVS/Caremark Corp.	21,980	631,705
Family Dollar Stores, Inc.	3,990	104,019
Gap, Inc. (The)	25,318	339,008
Home Depot, Inc.	90,952	2,093,715
J.C. Penney Co., Inc.	12,172	239,788
Lowe’s Cos., Inc.	31,882	686,101
McDonald’s Corp.	53,283	3,313,670
Staples, Inc.	18,521	331,896
Target Corp.	19,794	683,487
Tim Hortons, Inc.	3,601	103,853
TJX Cos., Inc.	12,862	264,571
Walgreen Co.	24,757	610,755
Wal-Mart Stores, Inc.	98,688	5,532,449
Yum! Brands, Inc.	17,066	537,579

Total Retail		16,200,112

Savings & Loans—0.4%
Hudson City Bancorp, Inc.	27,294	435,612
New York Community Bancorp, Inc.	40,901	489,177
People’s United Financial, Inc.	17,174	306,212
TFS Financial Corp.	7,419	95,705

Total Savings & Loans		1,326,706

Semiconductors—2.1%
Altera Corp.	5,087	85,004
Analog Devices, Inc.	17,287	328,799
Applied Materials, Inc.	45,230	458,180
Intel Corp.	313,348	4,593,682
Linear Technology Corp.	12,178	269,377
Maxim Integrated Products, Inc.	30,006	342,669
Texas Instruments, Inc.	54,454	845,126
Xilinx, Inc.	12,553	223,694

Total Semiconductors		7,146,531

Software—2.1%
CA, Inc.	6,700	124,151
Dun & Bradstreet Corp.	1,301	100,437
Microsoft Corp.	349,469	6,793,678

Total Software		7,018,266

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree LargeCap Dividend Fund

December 31, 2008

Investments	Shares	Value
Telecommunications—8.0%
AT&T, Inc.	486,479	$13,864,651
Corning, Inc.	49,727	473,898
Embarq Corp.	17,949	645,446
Harris Corp.	4,252	161,789
Motorola, Inc.	151,122	669,470
QUALCOMM, Inc.	44,337	1,588,595
Qwest Communications International, Inc.	225,406	820,478
Verizon Communications, Inc.	229,055	7,764,965
Windstream Corp.	71,095	654,074

Total Telecommunications		26,643,366

Textiles—0.0%
Cintas Corp.	3,972	92,270

Toys/Games/Hobbies—0.2%
Hasbro, Inc.	5,645	164,665
Mattel, Inc.	26,448	423,168

Total Toys/Games/Hobbies		587,833

Transportation—1.6%
Burlington Northern Santa Fe Corp.	10,821	819,258
C.H. Robinson Worldwide, Inc.	4,603	253,303
CSX Corp.	15,372	499,129
Expeditors International Washington, Inc.	3,052	101,540
FedEx Corp.	3,140	201,431
Norfolk Southern Corp.	15,207	715,489
Union Pacific Corp.	16,883	807,007
United Parcel Service, Inc. Class B	34,160	1,884,266

Total Transportation		5,281,423

TOTAL COMMON STOCKS (Cost: $407,496,284)		333,414,737

SHORT-TERM INVESTMENT—0.1%
MONEY MARKET FUND—0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(a) (Cost: $318,834)	318,834	318,834

TOTAL INVESTMENTS IN SECURITIES —99.7% (Cost: $407,815,118)(b)		333,733,571
Other Assets in Excess of Liabilities—0.3%		1,117,855

NET ASSETS—100.0%		$334,851,426

(a)	Rate shown represents annualized 7-day yield as of December 31, 2008.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund

December 31, 2008

Investments	Shares	Value
COMMON STOCKS—99.0%
Aerospace/Defense—0.1%
Curtiss-Wright Corp.	1,148	$38,332

Apparel—0.1%
Columbia Sportswear Co.(a)	1,578	55,814
Polo Ralph Lauren Corp.	627	28,472

Total Apparel		84,286

Auto Parts & Equipment—0.7%
Autoliv, Inc.	14,226	305,290
BorgWarner, Inc.	6,640	144,553
WABCO Holdings, Inc.	3,193	50,417

Total Auto Parts & Equipment		500,260

Banks—9.2%
Associated Banc-Corp	21,292	445,642
BancorpSouth, Inc.	8,999	210,217
Bank of Hawaii Corp.	5,279	238,452
BOK Financial Corp.	3,945	159,378
Cathay General Bancorp	2,441	57,974
City National Corp.	5,283	257,282
Comerica, Inc.	27,186	539,641
Commerce Bancshares, Inc.	4,595	201,950
Cullen/Frost Bankers, Inc.	5,383	272,810
First Citizens BancShares, Inc., Class A	185	28,268
First Commonwealth Financial Corp.	13,036	161,386
First Financial Bankshares, Inc.	1,383	76,355
FirstMerit Corp.	11,921	245,453
FNB Corp./PA	17,348	228,994
Fulton Financial Corp.	30,119	289,745
Glacier Bancorp, Inc.	4,490	85,400
Hancock Holding Co.	1,868	84,919
Huntington Bancshares, Inc.	69,044	528,876
International Bancshares Corp.	5,678	123,951
National Penn Bancshares, Inc.	10,198	147,973
Old National Bancorp	9,708	176,297
Park National Corp.	2,128	152,684
PrivateBancorp, Inc.	873	28,338
Prosperity Bancshares, Inc.	2,454	72,614
Susquehanna Bancshares, Inc.	15,541	247,257
Synovus Financial Corp.	25,947	215,360
TCF Financial Corp.	27,068	369,749
Trustmark Corp.	6,652	143,617
UMB Financial Corp.	1,637	80,442
United Bankshares, Inc.	4,107	136,435
Valley National Bancorp	16,431	332,728
Westamerica Bancorp.	2,087	106,750
Whitney Holding Corp.	8,811	140,888
Wilmington Trust Corp.	10,641	236,656

Total Banks		6,824,481

Beverages—0.5%
Brown-Forman Corp. Class A	3,526	178,486
PepsiAmericas, Inc.	9,031	183,871

Total Beverages		362,357

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Dividend Fund

December 31, 2008

Investments	Shares	Value
Building Materials—1.3%
Lennox International, Inc.	2,531	$81,726
Masco Corp.	75,402	839,224
Simpson Manufacturing Co., Inc.	1,852	51,412

Total Building Materials		972,362

Chemicals—3.6%
Airgas, Inc.	3,776	147,226
Albemarle Corp.	5,913	131,860
Cabot Corp.	8,306	127,082
Celanese Corp. Series A	4,979	61,889
CF Industries Holdings, Inc.	1,236	60,762
Cytec Industries, Inc.	3,028	64,254
Eastman Chemical Co.	11,245	356,579
FMC Corp.	2,257	100,956
Huntsman Corp.	70,541	242,661
International Flavors & Fragrances, Inc.	7,003	208,129
Lubrizol Corp.	6,386	232,387
Olin Corp.	9,503	171,814
RPM International, Inc.	21,163	281,256
Sensient Technologies Corp.	4,326	103,305
Terra Industries, Inc.	6,572	109,555
Valhi, Inc.	8,271	88,500
Valspar Corp. (The)	8,366	151,341
Westlake Chemical Corp.	2,301	37,483

Total Chemicals		2,677,039

Coal—0.3%
Arch Coal, Inc.	8,547	139,231
Massey Energy Co.	3,999	55,146
Walter Industries, Inc.	3,153	55,209

Total Coal		249,586

Commercial Services—2.8%
Aaron Rents, Inc. Class B	343	9,131
Equifax, Inc.	2,063	54,711
Global Payments, Inc.	509	16,690
Hillenbrand, Inc.	7,692	128,303
Interactive Data Corp.	6,186	152,547
Lender Processing Services, Inc.	3,693	108,759
Manpower, Inc.	4,121	140,073
Pharmaceutical Product Development, Inc.	5,336	154,797
R.R. Donnelley & Sons Co.	41,205	559,563
Robert Half International, Inc.	8,987	187,108
Rollins, Inc.	3,837	69,373
Service Corp. International	19,875	98,779
Strayer Education, Inc.	355	76,116
Total System Services, Inc.	10,166	142,324
Watson Wyatt Worldwide, Inc. Class A	734	35,100
Weight Watchers International, Inc.	4,853	142,775

Total Commercial Services		2,076,149

Computers—0.4%
Diebold, Inc.	6,162	173,090
Jack Henry & Associates, Inc.	3,471	67,372
Syntel, Inc.	1,047	24,207

Total Computers		264,669

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Dividend Fund

December 31, 2008

Investments	Shares	Value
Cosmetics/Personal Care—0.3%
Alberto-Culver Co.	2,875	$70,466
Estee Lauder Cos., Inc. (The) Class A	5,699	176,441

Total Cosmetics/Personal Care		246,907

Distribution/Wholesale—0.3%
Owens & Minor, Inc.	2,308	86,896
Watsco, Inc.	3,011	115,623

Total Distribution/Wholesale		202,519

Diversified Financial Services—1.7%
Eaton Vance Corp.	9,188	193,040
Federated Investors, Inc. Class B	14,868	252,161
Greenhill & Co., Inc.(a)	1,809	126,214
Janus Capital Group, Inc.	2,104	16,895
Legg Mason, Inc.	16,407	359,478
Raymond James Financial, Inc.	7,602	130,222
Waddell & Reed Financial, Inc. Class A	11,815	182,660

Total Diversified Financial Services		1,260,670

Electric—7.8%
ALLETE, Inc.	4,585	147,958
Alliant Energy Corp.	14,531	424,015
Black Hills Corp.	5,353	144,317
Cleco Corp.	6,364	145,290
CMS Energy Corp.	21,789	220,287
DPL, Inc.	15,418	352,147
Great Plains Energy, Inc.	26,822	518,469
Hawaiian Electric Industries, Inc.	12,531	277,436
IDACORP, Inc.	4,799	141,331
Integrys Energy Group, Inc.	12,786	549,542
ITC Holdings Corp.	3,934	171,837
NV Energy, Inc.	26,355	260,651
OGE Energy Corp.	13,553	349,396
Ormat Technologies, Inc.	795	25,337
Pinnacle West Capital Corp.	18,318	588,556
Portland General Electric Co.	8,814	171,609
Puget Energy, Inc.	14,649	399,478
TECO Energy, Inc.	37,013	457,111
UniSource Energy Co.	3,165	92,924
Westar Energy, Inc.	16,925	347,132

Total Electric		5,784,823

Electrical Components & Equipment—0.5%
Hubbell, Inc. Class B	5,566	181,897
Molex, Inc.	10,885	157,724

Total Electrical Components & Equipment		339,621

Electronics—1.0%
AVX Corp.	9,294	73,794
Brady Corp. Class A	3,800	91,010
Gentex Corp.	18,045	159,337
Jabil Circuit, Inc.	24,278	163,877
National Instruments Corp.	3,730	90,863
PerkinElmer, Inc.	6,173	85,866
Woodward Governor Co.	1,883	43,347

Total Electronics		708,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Dividend Fund

December 31, 2008

Investments	Shares	Value
Engineering & Construction—0.2%
Granite Construction, Inc.	1,301	$57,153
KBR, Inc.	5,553	84,406

Total Engineering & Construction		141,559

Entertainment—1.2%
International Game Technology	38,253	454,828
Regal Entertainment Group Class A	39,684	405,174

Total Entertainment		860,002

Environmental Control—0.1%
Nalco Holding Co.	4,173	48,156

Food—2.1%
Corn Products International, Inc.	3,820	110,207
Del Monte Foods Co.	11,973	85,487
Flowers Foods, Inc.	5,937	144,625
Hormel Foods Corp.	8,681	269,805
McCormick & Co., Inc.	9,311	296,648
Ruddick Corp.	2,287	63,236
Seaboard Corp.	8	9,552
SUPERVALU, Inc.	29,185	426,102
Tyson Foods, Inc. Class A	15,803	138,434

Total Food		1,544,096

Forest Products & Paper—1.4%
MeadWestvaco Corp.	36,110	404,071
Potlatch Corp.	8,023	208,678
Rayonier, Inc.	13,371	419,181

Total Forest Products & Paper		1,031,930

Gas—4.8%
AGL Resources, Inc.	11,349	355,791
Atmos Energy Corp.	13,509	320,163
Energen Corp.	3,134	91,920
Laclede Group, Inc. (The)	2,011	94,195
National Fuel Gas Co.	8,885	278,367
New Jersey Resources Corp.	3,605	141,857
Nicor, Inc.	6,216	215,944
NiSource, Inc.	60,035	658,584
Northwest Natural Gas Co.	2,437	107,789
Piedmont Natural Gas Co., Inc.	6,465	204,747
South Jersey Industries, Inc.	2,491	99,266
Southern Union Co.	14,808	193,096
Southwest Gas Corp.	4,186	105,571
UGI Corp.	9,209	224,884
Vectren Corp.	11,459	286,590
WGL Holdings, Inc.	5,890	192,544

Total Gas		3,571,308

Hand/Machine Tools—1.3%
Black & Decker Corp.	5,901	246,721
Kennametal, Inc.	4,216	93,553
Lincoln Electric Holdings, Inc.	2,314	117,852
Regal-Beloit Corp.	1,539	58,467
Snap-On, Inc.	4,658	183,432
Stanley Works (The)	8,081	275,562

Total Hand/Machine Tools		975,587

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Dividend Fund

December 31, 2008

Investments	Shares	Value
Healthcare-Products—0.5%
Beckman Coulter, Inc.	2,572	$113,014
Hill-Rom Holdings, Inc.	4,030	66,334
Meridian Bioscience, Inc.	2,364	60,211
STERIS Corp.	1,963	46,896
West Pharmaceutical Services, Inc.	1,361	51,405

Total Healthcare-Products		337,860

Healthcare-Services—0.1%
Cigna Corp.	1,744	29,386
Universal Health Services, Inc. Class B	1,082	40,651

Total Healthcare-Services		70,037

Home Builders—0.4%
D.R. Horton, Inc.	16,627	117,553
KB Home(a)	3,905	53,186
MDC Holdings, Inc.	3,891	117,897

Total Home Builders		288,636

Home Furnishings—0.4%
Whirlpool Corp.	7,651	316,369

Household Products/Wares—0.9%
Avery Dennison Corp.	13,868	453,899
Scotts Miracle-Gro Co. (The) Class A	2,966	88,150
Tupperware Brands Corp.	6,593	149,661

Total Household Products/Wares		691,710

Housewares—0.1%
Toro Co.	1,655	54,615

Insurance—7.6%
American Financial Group, Inc.	6,759	154,646
American National Insurance Co.	2,982	219,863
Arthur J. Gallagher & Co.	12,639	327,476
Assurant, Inc.	6,174	185,220
Brown & Brown, Inc.	5,464	114,198
Erie Indemnity Co. Class A	6,311	237,483
Fidelity National Title Group, Inc. Class A	21,023	373,158
First American Corp.	7,616	220,026
Hanover Insurance Group, Inc. (The)	1,407	60,459
Harleysville Group, Inc.	2,528	87,797
Hartford Financial Services Group, Inc.	58,633	962,754
HCC Insurance Holdings, Inc.	5,849	156,461
Lincoln National Corp.	29,422	554,310
Mercury General Corp.	7,268	334,255
Odyssey Re Holdings Corp.	964	49,945
Old Republic International Corp.	38,134	454,557
Reinsurance Group of America, Inc.	1,470	62,945
RLI Corp.	996	60,915
Selective Insurance Group, Inc.	3,225	73,949
StanCorp Financial Group, Inc.	2,345	97,951
Torchmark Corp.	2,810	125,607
Transatlantic Holdings, Inc.	3,556	142,453
Unitrin, Inc.	19,084	304,199
Wesco Financial Corp.	105	30,230
Zenith National Insurance Corp.	6,031	190,399

Total Insurance		5,581,256

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Dividend Fund

December 31, 2008

Investments	Shares	Value
Investment Companies—1.1%
Apollo Investment Corp.	85,990	$800,567

Iron/Steel—1.2%
Allegheny Technologies, Inc.	7,357	187,824
Cliffs Natural Resources, Inc.	3,940	100,903
Reliance Steel & Aluminum Co.	3,615	72,083
Steel Dynamics, Inc.	16,123	180,255
United States Steel Corp.	9,773	363,556

Total Iron/Steel		904,621

Lodging—0.8%
Choice Hotels International, Inc.	4,208	126,492
Starwood Hotels & Resorts Worldwide, Inc.	24,419	437,101

Total Lodging		563,593

Machinery-Construction & Mining—0.3%
Bucyrus International, Inc.	1,008	18,668
Joy Global, Inc.	8,260	189,072

Total Machinery-Construction & Mining		207,740

Machinery-Diversified—0.6%
Flowserve Corp.	2,818	145,126
Graco, Inc.	5,161	122,471
IDEX Corp.	4,550	109,883
Manitowoc Co., Inc. (The)	3,154	27,314
Nordson Corp.	2,001	64,612
Wabtec Corp.	231	9,182

Total Machinery-Diversified		478,588

Media—2.4%
Cablevision Systems Corp. Class A	16,509	278,012
Factset Research Systems, Inc.	2,000	88,480
Gannett Co., Inc.	123,166	985,328
John Wiley & Sons, Inc. Class A	2,098	74,647
New York Times Co. (The) Class A(a)	13,516	99,072
Scripps Networks Interactive Class A	4,717	103,774
Washington Post Co. (The) Class B	456	177,954

Total Media		1,807,267

Metal Fabricate/Hardware—0.8%
Commercial Metals Co.	11,658	138,380
Kaydon Corp.	1,870	64,235
Timken Co.	10,031	196,908
Valmont Industries, Inc.	583	35,773
Worthington Industries, Inc.	11,305	124,581

Total Metal Fabricate/Hardware		559,877

Mining—0.4%
Compass Minerals International, Inc.	1,998	117,203
Royal Gold, Inc.	627	30,855
Titanium Metals Corp.	16,506	145,417

Total Mining		293,475

Miscellaneous Manufacturing—2.9%
Actuant Corp. Class A	364	6,923
Acuity Brands, Inc.	1,606	56,065
AptarGroup, Inc.	3,151	111,041
Brink’s Co. (The)	1,910	51,341

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Dividend Fund

December 31, 2008

Investments	Shares	Value
Carlisle Cos., Inc.	4,855	$100,499
CLARCOR, Inc.	1,558	51,694
Donaldson Co., Inc.	2,858	96,172
Eastman Kodak Co.	56,582	372,310
Harsco Corp.	6,342	175,547
Leggett & Platt, Inc.	27,537	418,286
Matthews International Corp. Class A	558	20,467
Pall Corp.	6,109	173,679
Pentair, Inc.	7,492	177,336
SPX Corp.	3,727	151,130
Teleflex, Inc.	2,889	144,739
Trinity Industries, Inc.	4,277	67,406

Total Miscellaneous Manufacturing		2,174,635

Oil & Gas—1.3%
Cabot Oil & Gas Corp.	1,228	31,928
Cimarex Energy Co.	2,008	53,774
Frontier Oil Corp.	5,369	67,810
Helmerich & Payne, Inc.	2,595	59,036
Patterson-UTI Energy, Inc.	24,359	280,373
Penn Virginia Corp.	909	23,616
Pioneer Natural Resources Co.	6,035	97,646
Rowan Cos., Inc.	7,502	119,282
St. Mary Land & Exploration Co.	826	16,776
Tesoro Corp.	12,392	163,203
W&T Offshore, Inc.	1,891	27,079

Total Oil & Gas		940,523

Oil & Gas Services—0.3%
BJ Services Co.	13,453	156,996
CARBO Ceramics, Inc.	1,324	47,042

Total Oil & Gas Services		204,038

Packaging & Containers—1.6%
Ball Corp.	2,378	98,901
Bemis Co.	9,031	213,854
Packaging Corp. of America	23,994	322,960
Rock-Tenn Co. Class A	1,169	39,956
Sealed Air Corp.	13,269	198,239
Silgan Holdings, Inc.	1,429	68,320
Sonoco Products Co.	11,561	267,753

Total Packaging & Containers		1,209,983

Pharmaceuticals—0.1%
Omnicare, Inc.	1,056	29,315
Perrigo Co.	1,613	52,116

Total Pharmaceuticals		81,431

Pipelines—0.6%
ONEOK, Inc.	15,819	460,649

REITS—20.0%
Alexandria Real Estate Equities, Inc.	4,825	291,141
Apartment Investment & Management Co. Class A	41,431	478,528
BRE Properties, Inc.	9,939	278,093
Camden Property Trust	12,086	378,775
Corporate Office Properties Trust	6,859	210,571
Digital Realty Trust, Inc.	7,694	252,748
Douglas Emmett, Inc.	17,784	232,259
Duke Realty Corp.	63,685	697,988
Equity One, Inc.	13,383	236,879

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Dividend Fund

December 31, 2008

Investments	Shares	Value
Essex Property Trust, Inc.	3,584	$275,072
Federal Realty Investment Trust	6,438	399,671
Healthcare Realty Trust, Inc.	10,592	248,700
Highwoods Properties, Inc.	10,898	298,169
Home Properties, Inc.	5,745	233,247
Hospitality Properties Trust	53,477	795,203
Kilroy Realty Corp.	6,163	206,214
Liberty Property Trust	21,495	490,731
Macerich Co. (The)	30,403	552,118
Mack-Cali Realty Corp.	19,061	466,995
Mid-America Apartment Communities, Inc.	4,778	177,550
National Retail Properties, Inc.	18,445	317,070
Nationwide Health Properties, Inc.	16,988	487,895
Omega Healthcare Investors, Inc.	18,370	293,369
Prologis	154,823	2,150,492
PS Business Parks, Inc.	2,043	91,240
Realty Income Corp.	18,712	433,183
Regency Centers Corp.	12,096	564,883
Senior Housing Properties Trust	26,663	477,801
SL Green Realty Corp.	18,093	468,609
Tanger Factory Outlet Centers, Inc.	3,379	127,118
Taubman Centers, Inc.	8,396	213,762
UDR, Inc.	31,913	440,080
Ventas, Inc.	25,468	854,961
Washington Real Estate Investment Trust	8,141	230,390
Weingarten Realty Investors	22,535	466,249

Total REITS		14,817,754

Retail—4.5%
Abercrombie & Fitch Co. Class A	6,948	160,290
Advance Auto Parts, Inc.	1,818	61,176
American Eagle Outfitters, Inc.	21,855	204,563
Burger King Holdings, Inc.	4,312	102,971
Casey’s General Stores, Inc.	1,742	39,665
Darden Restaurants, Inc.	10,099	284,590
Foot Locker, Inc.	30,998	227,525
Guess ?, Inc.	6,810	104,534
Ltd. Brands, Inc.	56,482	567,079
Macy’s, Inc.	54,600	565,110
MSC Industrial Direct Co. Class A	2,561	94,322
Nordstrom, Inc.	28,243	375,914
PetSmart, Inc.	2,235	41,236
RadioShack Corp.	6,939	82,852
Ross Stores, Inc.	4,452	132,358
Tiffany & Co.	8,935	211,134
Wendy’s/Arby’s Group, Inc. Class A	15,542	76,777
World Fuel Services Corp.	303	11,211

Total Retail		3,343,307

Savings & Loans—1.7%
Astoria Financial Corp.	16,267	268,080
Capitol Federal Financial	8,980	409,489
First Niagara Financial Group, Inc.	11,346	183,465
NewAlliance Bancshares, Inc.	6,101	80,350
Northwest Bancorp, Inc.	5,411	115,687
Washington Federal, Inc.	11,918	178,293

Total Savings & Loans		1,235,364

Semiconductors—1.7%
Intersil Corp. Class A	17,208	158,142
KLA -Tencor Corp.	12,258	267,102

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Dividend Fund

December 31, 2008

Investments	Shares	Value
Microchip Technology, Inc.	32,699	$638,611
National Semiconductor Corp.	18,807	189,386

Total Semiconductors		1,253,241

Software—0.4%
Broadridge Financial Solutions, Inc.	7,909	99,179
Fidelity National Information Services, Inc.	5,836	94,952
IMS Health, Inc.	3,820	57,911
SEI Investments Co.	5,031	79,037

Total Software		331,079

Telecommunications—2.5%
CenturyTel, Inc.	28,151	769,367
Frontier Communications Corp.	94,566	826,507
Telephone & Data Systems, Inc.	1,895	60,166
Telephone & Data Systems, Inc. Special Shares	2,232	62,719
Virgin Media, Inc.	29,041	144,915

Total Telecommunications		1,863,674

Transportation—1.2%
Alexander & Baldwin, Inc.	5,505	137,955
Con-way, Inc.	1,968	52,349
Heartland Express, Inc.	1,346	21,213
JB Hunt Transport Services, Inc.	5,311	139,520
Knight Transportation, Inc.	2,333	37,608
Landstar System, Inc.	626	24,057
Overseas Shipholding Group, Inc.	3,272	137,784
Ryder System, Inc.	3,623	140,500
Tidewater, Inc.	3,466	139,576
Werner Enterprises, Inc.	2,129	36,917

Total Transportation		867,479

Trucking & Leasing—0.2%
GATX Corp.	4,600	142,462

Water—0.7%
American Water Works Co., Inc.	15,811	330,134
Aqua America, Inc.	9,605	197,767

Total Water		527,901

TOTAL COMMON STOCKS (Cost: $93,639,514)		73,174,524

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree MidCap Dividend Fund

December 31, 2008

Investments	Shares	Value
SHORT-TERM INVESTMENT—0.6%
MONEY MARKET FUND—0.6%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(b) (Cost: $438,017)	438,017	$438,017

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.1%
MONEY MARKET FUND—0.1%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(c) (Cost: $121,148)(d)	121,148	121,148

TOTAL INVESTMENTS IN SECURITIES—99.7% (Cost: $94,198,679)(e)		73,733,689
Other Assets in Excess of Liabilities —0.3%		203,449

NET ASSETS—100.0%		$73,937,138

(a)	Security, or portion thereof, was on loan at December 31, 2008.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2008.
(c)	Interest rate shown reflects yield as of December 31, 2008.
(d)	At December 31, 2008, the total market value of the Fund’s securities on loan was $120,654 and the total market value of the collateral held by the Fund was $121,148.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund

December 31, 2008

Investments	Shares	Value
COMMON STOCKS—99.2%
Advertising—0.2%
Harte-Hanks, Inc.	23,444	$146,291
Marchex, Inc., Class B	2,527	14,732

Total Advertising		161,023

Aerospace/Defense—0.3%
Cubic Corp.	1,268	34,490
Ducommun, Inc.	1,346	22,478
HEICO Corp.	264	10,251
HEICO Corp. Class A	527	15,262
Kaman Corp.	5,000	90,650
National Presto Industries, Inc.	791	60,907
Triumph Group, Inc.	477	20,253

Total Aerospace/Defense		254,291

Agriculture—1.4%
Alico, Inc.	1,574	64,518
Andersons, Inc. (The)(a)	2,456	40,475
Griffin Land & Nurseries Inc.	400	14,744
Universal Corp.	10,116	302,165
Vector Group Ltd.	56,106	764,164

Total Agriculture		1,186,066

Airlines—0.1%
Skywest, Inc.	3,836	71,350

Apparel—0.9%
Cherokee, Inc.	8,196	142,201
Jones Apparel Group, Inc.	60,237	352,988
K-Swiss, Inc. Class A	3,185	36,309
Weyco Group, Inc.	1,494	49,377
Wolverine World Wide, Inc.	7,624	160,409

Total Apparel		741,284

Auto Manufacturers—0.3%
Oshkosh Corp.	26,201	232,927

Auto Parts & Equipment—0.7%
American Axle & Manufacturing Holdings, Inc.	12,764	36,888
ArvinMeritor, Inc.	64,028	182,480
Cooper Tire & Rubber Co.	30,343	186,913
Modine Manufacturing Co.	18,152	88,400
Superior Industries International, Inc.	11,735	123,452
Titan International, Inc.	812	6,699

Total Auto Parts & Equipment		624,832

Banks—12.2%
1st Source Corp.	5,440	128,547
Alliance Financial Corp.	1,617	38,323
Ameris Bancorp	1,838	21,780
Arrow Financial Corp.	3,384	85,074
BancFirst Corp.	2,184	115,577
BancTrust Financial Group, Inc.	6,578	97,091
Bank Mutual Corp.	12,354	142,565
Bank of the Ozarks, Inc.	2,467	73,122
Banner Corp.	2,397	22,556
Boston Private Financial Holdings, Inc.	3,198	21,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

December 31, 2008

Investments	Shares	Value
Bryn Mawr Bank Corp.	1,772	$35,617
Camden National Corp.	2,102	56,712
Capital City Bank Group, Inc.(a)	3,885	105,827
Cardinal Financial Corp.	1,674	9,525
Cass Information Systems, Inc.	980	29,851
Center Financial Corp.	3,883	23,958
Centerstate Banks of Florida, Inc.	961	16,327
Central Pacific Financial Corp.	8,451	84,848
Chemical Financial Corp.	8,846	246,626
City Holding Co.	5,029	174,909
CoBiz, Inc.	4,891	47,638
Columbia Banking System, Inc.	4,163	49,665
Community Bank System, Inc.	9,337	227,729
Community Trust Bancorp, Inc.	4,375	160,781
CVB Financial Corp.	20,197	240,344
East West Bancorp, Inc.	12,145	193,956
Enterprise Financial Services Corp.	1,395	21,260
Farmers Capital Bank Corp.	2,920	71,306
Financial Institutions, Inc.	2,531	36,320
First Bancorp	5,196	95,347
First Bancorp Inc/ME	2,935	58,377
First Busey Corp.(a)	12,225	222,984
First Community Bancshares, Inc.	2,783	97,043
First Financial Bancorp	15,728	194,870
First Financial Corp.	2,517	103,172
First Merchants Corp.	5,795	128,707
First Midwest Bancorp, Inc.	23,180	462,906
First South Bancorp, Inc.	4,863	61,079
Great Southern Bancorp, Inc.	7,014	80,240
Green Bancshares, Inc.	3,530	47,796
Harleysville National Corp.	13,175	190,247
Heartland Financial USA, Inc.	2,239	46,101
Heritage Commerce Corp.	2,018	22,682
Home Bancshares, Inc.	1,444	38,916
IBERIABANK Corp.	2,887	138,576
Independent Bank Corp./MA	3,689	96,504
Lakeland Bancorp, Inc.	6,398	72,041
Lakeland Financial Corp.	2,595	61,813
MainSource Financial Group, Inc.	5,513	85,452
MB Financial, Inc.	6,863	191,821
Nara Bancorp, Inc.	2,281	22,422
NBT Bancorp, Inc.	7,338	205,170
Old Second Bancorp, Inc.	4,975	57,710
Pacific Capital Bancorp	19,390	327,304
Pacific Continental Corp.	2,485	37,200
PacWest Bancorp	10,218	274,865
Peapack Gladstone Financial Corp.	1,377	36,683
Peoples Bancorp, Inc.	3,940	75,372
Provident Bankshares Corp.(a)	16,019	154,744
Renasant Corp.	6,595	112,313
Republic Bancorp, Inc. Class A	2,860	77,792
S&T Bancorp, Inc.	7,538	267,599
S.Y. Bancorp, Inc.	2,521	69,328
Sandy Spring Bancorp, Inc.	5,597	122,183
SCBT Financial Corp.	1,736	59,892
Shore Bancshares, Inc.	1,726	41,407
Sierra Bancorp	2,580	54,180
Simmons First National Corp. Class A	2,674	78,803
Smithtown Bancorp, Inc.	879	14,090
South Financial Group, Inc. (The)	5,217	22,537
Southside Bancshares, Inc.	2,599	61,077
Southwest Bancorp, Inc.	3,142	40,720
State Bancorp, Inc.	4,196	40,869
StellarOne Corp.	6,419	108,481

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

December 31, 2008

Investments	Shares	Value
Sterling Bancorp	7,998	$112,212
Sterling Bancshares, Inc.	20,221	122,944
Sterling Financial Corp.	23,676	208,349
Suffolk Bancorp	1,870	67,189
Tompkins Financial Corp.	1,855	107,497
TowneBank/Portsmouth VA	2,756	68,321
Trico Bancshares	2,544	63,524
TrustCo Bank Corp.	25,783	245,196
UCBH Holdings, Inc.	25,523	175,598
Umpqua Holdings Corp.(a)	24,339	352,186
Union Bankshares Corp.	3,179	78,839
United Community Banks, Inc.	10,141	137,715
United Security Bancshares, Inc.	4,121	47,721
Univest Corp. of Pennsylvania	2,551	81,989
Washington Trust Bancorp, Inc.	5,203	102,759
Webster Financial Corp.	37,508	516,861
WesBanco, Inc.	9,367	254,876
West Bancorp., Inc.	7,026	86,069
Wilshire Bancorp., Inc.	5,191	47,134
Wintrust Financial Corp.	3,309	68,066
Yadkin Valley Financial Corp.	3,033	43,220

Total Banks		10,427,388

Beverages—0.1%
Coca-Cola Bottling Co. Consolidated	1,084	49,821
Farmer Bros. Co.	2,434	60,704

Total Beverages		110,525

Building Materials—0.6%
AAON, Inc.	2,064	43,096
Apogee Enterprises, Inc.	7,436	77,037
Comfort Systems USA, Inc.	5,260	56,072
Eagle Materials, Inc.	6,772	124,672
Gibraltar Industries, Inc.	3,941	47,056
LSI Industries, Inc.	4,905	33,697
Quanex Building Products Corp.	3,464	32,458
Texas Industries, Inc.	1,758	60,651
Universal Forest Products, Inc.	639	17,195

Total Building Materials		491,934

Chemicals—2.1%
A. Schulman, Inc.	6,929	117,793
Aceto Corp.	3,472	34,755
American Vanguard Corp.	929	10,869
Arch Chemicals, Inc.	5,779	150,659
Ashland, Inc.	12,769	134,202
Balchem Corp.	861	21,448
Ferro Corp.	29,384	207,156
H.B. Fuller Co.	6,543	105,408
Hawkins, Inc.	2,715	41,512
Innophos Holdings, Inc.	7,069	140,037
Innospec, Inc.	3,103	18,277
Kronos Worldwide, Inc.	39,410	459,126
Minerals Technologies, Inc.	652	26,667
NewMarket Corp.	2,517	87,868
Penford Corp.	1,773	17,943
Quaker Chemical Corp.	5,224	85,935
Spartech Corp.	6,723	42,086

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

December 31, 2008

Investments	Shares	Value
Stepan Co.	1,552	$72,928
ZEP Inc.	1,505	29,062

Total Chemicals		1,803,731

Coal—0.1%
Foundation Coal Holdings, Inc.	4,659	65,319

Commercial Services—3.7%
ABM Industries, Inc.	10,384	197,815
Administaff, Inc.	5,084	110,221
Advance America, Cash Advance Centers, Inc.	70,425	133,103
Arbitron, Inc.	7,129	94,673
Barrett Business Services, Inc.	2,222	24,220
CDI Corp.	6,273	81,173
Chemed Corp.	908	36,111
Corporate Executive Board Co. (The)	21,009	463,458
Deluxe Corp.	24,744	370,170
Diamond Management & Technology Consultants, Inc.	16,105	67,802
Electro Rent Corp.	9,574	106,846
Great Lakes Dredge & Dock Corp.	6,460	26,809
Healthcare Services Group, Inc.	13,809	219,977
Heartland Payment Systems, Inc.(a)	5,742	100,485
Heidrick & Struggles International, Inc.	3,053	65,762
Jackson Hewitt Tax Service, Inc.	9,350	146,702
Kelly Services, Inc. Class A	9,360	121,774
Landauer, Inc.	2,119	155,323
MAXIMUS, Inc.	1,477	51,857
McGrath Rentcorp	6,931	148,046
Monro Muffler, Inc.	1,342	34,221
Multi-Color Corp.	1,411	22,322
National Research Corp.	902	26,122
Sotheby’s	33,919	301,540
Stewart Enterprises, Inc. Class A	20,973	63,129
Viad Corp.	920	22,761

Total Commercial Services		3,192,422

Computers—0.2%
Imation Corp.	6,646	90,187
MTS Systems Corp.	2,902	77,309

Total Computers		167,496

Cosmetics/Personal Care—0.0%
Inter Parfums, Inc.	3,676	28,232

Distribution/Wholesale—0.3%
Houston Wire & Cable Co.	4,824	44,911
Pool Corp.	10,874	195,406

Total Distribution/Wholesale		240,317

Diversified Financial Services—3.4%
Advanta Corp. Class A	37,135	43,077
Advanta Corp. Class B	68,174	142,484
BGC Partners, Inc. Class A	46,570	128,533
Calamos Asset Management, Inc. Class A	4,484	33,182
CIT Group, Inc.	185,113	840,412
Cohen & Steers, Inc.	11,319	124,396
Evercore Partners, Inc., Class A	3,191	39,856
Financial Federal Corp.	5,168	120,259
GAMCO Investors, Inc. Class A	277	7,568
GFI Group, Inc.	54,377	192,494

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

December 31, 2008

Investments	Shares	Value
optionsXpress Holdings, Inc.	12,033	$160,761
Sanders Morris Harris Group, Inc.	7,043	42,188
Student Loan Corp. (The)	21,017	861,696
SWS Group, Inc.	4,449	84,309
Westwood Holdings Group, Inc.	2,450	69,605

Total Diversified Financial Services		2,890,820

Electric—3.1%
Avista Corp.	15,684	303,956
Central Vermont Public Service Corp.	3,776	90,095
CH Energy Group, Inc.	5,468	281,001
Empire District Electric Co. (The)	19,035	335,016
MGE Energy, Inc.	7,693	253,869
NorthWestern Corp.	16,117	378,265
Otter Tail Corp.	13,317	310,686
PNM Resources, Inc.	31,023	312,712
UIL Holdings Corp.	10,987	329,940
Unitil Corp.	3,011	62,177

Total Electric		2,657,717

Electrical Components & Equipment—0.7%
Belden, Inc.	2,856	59,633
Encore Wire Corp.	753	14,277
Hubbell, Inc. Class A	2,430	74,419
Insteel Industries, Inc.	1,440	16,258
Molex, Inc. Class A	28,690	371,535
Vicor Corp.	11,820	78,130

Total Electrical Components & Equipment		614,252

Electronics—0.6%
American Science & Engineering, Inc.	815	60,277
Analogic Corp.	1,327	36,201
Badger Meter, Inc.	1,670	48,463
Bel Fuse, Inc. Class B	887	18,804
CTS Corp.	4,450	24,520
Daktronics, Inc.	2,871	26,873
Methode Electronics, Inc.	10,300	69,422
Park Electrochemical Corp.	2,376	45,049
Technitrol, Inc.	32,205	112,073
Watts Water Technologies, Inc. Class A	3,674	91,740

Total Electronics		533,422

Engineering & Construction—0.0%
VSE Corp.	208	8,160

Entertainment—1.2%
Churchill Downs, Inc.	1,300	52,546
Cinemark Holdings, Inc.	77,799	578,047
Dover Downs Gaming & Entertainment, Inc.	6,298	20,028
International Speedway Corp., Class A	770	22,122
National CineMedia, Inc.	23,117	234,406
Speedway Motorsports, Inc.	6,775	109,145

Total Entertainment		1,016,294

Environmental Control—0.5%
American Ecology Corp.	5,214	105,479
Energysolutions, Inc.	12,115	68,450
Met-Pro Corp.	2,151	28,651

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

December 31, 2008

Investments	Shares	Value
Mine Safety Appliances Co.	10,545	$252,131

Total Environmental Control		454,711

Food—1.8%
Arden Group, Inc. Class A	217	27,342
B&G Foods, Inc. Class A	36,011	194,458
Calavo Growers, Inc.	3,578	41,147
Cal-Maine Foods, Inc.	3,660	105,042
Diamond Foods, Inc.	1,032	20,795
Imperial Sugar Co.	1,740	24,952
Ingles Markets, Inc. Class A	3,647	64,151
J&J Snack Foods Corp.	1,637	58,736
Lancaster Colony Corp.	7,240	248,332
Lance, Inc.	6,696	153,606
Nash Finch Co.	1,688	75,774
Sanderson Farms, Inc.	2,462	85,087
Spartan Stores, Inc.	1,270	29,528
Tootsie Roll Industries, Inc.	3,289	84,231
Village Super Market, Inc. Class A	605	34,721
Weis Markets, Inc.	7,637	256,832

Total Food		1,504,734

Forest Products & Paper—0.5%
Deltic Timber Corp.	663	30,332
Neenah Paper, Inc.	4,557	40,284
P.H. Glatfelter Co.	13,239	123,123
Schweitzer-Mauduit International, Inc.	4,307	86,226
Wausau Paper Corp.	11,033	126,217

Total Forest Products & Paper		406,182

Gas—0.1%
Chesapeake Utilities Corp.	2,082	65,541

Hand/Machine Tools—0.4%
Baldor Electric Co.	13,012	232,264
Franklin Electric Co., Inc.	3,070	86,298
L.S. Starrett Co. (The), Class A	1,240	19,964

Total Hand/Machine Tools		338,526

Healthcare-Products—0.3%
Atrion Corp.	155	15,051
Cooper Cos., Inc. (The)	1,304	21,386
Datascope Corp.	822	42,941
Invacare Corp.	638	9,902
Mentor Corp.	6,473	200,209

Total Healthcare-Products		289,489

Healthcare-Services—0.1%
Ensign Group Inc. (The)	1,408	23,570
National Healthcare Corp.	1,982	100,368

Total Healthcare-Services		123,938

Holding Companies-Diversified—0.4%
Compass Diversified Holdings	28,048	315,540

Home Builders—0.6%
Brookfield Homes Corp.(a)	18,166	78,477
Lennar Corp. Class A	15,077	130,718

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

December 31, 2008

Investments	Shares	Value
Lennar Corp. Class B	4,834	$31,276
Ryland Group, Inc.(The)	7,790	137,649
Skyline Corp.	1,725	34,483
Thor Industries, Inc.	8,521	112,307

Total Home Builders		524,910

Home Furnishings—0.5%
American Woodmark Corp.	2,252	41,054
Ethan Allen Interiors, Inc.	16,476	236,759
Harman International Industries, Inc.	1,257	21,030
Kimball International, Inc. Class B	13,885	119,550
La-Z-Boy, Inc.	11,439	24,823

Total Home Furnishings		443,216

Household Products/Wares—0.9%
American Greetings Corp. Class A	14,340	108,554
Blyth, Inc.	21,031	164,883
CSS Industries, Inc.	2,000	35,480
Ennis, Inc.	10,822	131,054
Oil-Dri Corp. of America	1,096	20,550
Standard Register Co. (The)	18,605	166,143
WD-40 Co.	4,623	130,785

Total Household Products/Wares		757,449

Insurance—2.6%
American Equity Investment Life Holding Co.	4,570	31,990
American Physicians Capital, Inc.	728	35,017
Amtrust Financial Services, Inc.	8,366	97,046
Baldwin & Lyons, Inc. Class B	5,044	91,750
Delphi Financial Group, Inc. Class A	7,371	135,921
Donegal Group, Inc. Class A	3,680	61,714
EMC Insurance Group, Inc.	2,965	76,052
Employers Holdings, Inc.	5,395	89,018
FBL Financial Group, Inc. Class A	8,125	125,531
Horace Mann Educators Corp.	13,552	124,543
Infinity Property & Casualty Corp.	956	44,674
Life Partners Holdings, Inc.	677	29,544
Meadowbrook Insurance Group, Inc.	5,133	33,057
National Interstate Corp.	1,926	34,418
National Western Life Insurance Co., Class A	46	7,782
NYMAGIC, Inc.	1,127	21,469
Phoenix Cos., Inc. (The)	61,600	201,431
PMI Group, Inc. (The)	3,728	7,270
Presidential Life Corp.	4,596	45,454
Protective Life Corp.	18,989	272,491
Radian Group, Inc.	2,033	7,481
Safety Insurance Group, Inc.	5,126	195,096
State Auto Financial Corp.	6,366	191,362
Stewart Information Services Corp.	4,775	112,165
Tower Group, Inc.	1,493	42,118
United Fire & Casualty Co.	4,342	134,906

Total Insurance		2,249,300

Internet—0.5%
NutriSystem, Inc.	10,676	155,763
TheStreet.com, Inc.	6,421	18,621
United Online, Inc.	42,665	258,976

Total Internet		433,360

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

December 31, 2008

Investments	Shares	Value
Investment Companies—10.3%
Allied Capital Corp.	1,904,694	$5,123,627
Ares Capital Corp.	200,750	1,270,748
BlackRock Kelso Capital Corp.	73,733	727,007
Capital Southwest Corp.	213	23,038
Fifth Street Finance Corp.	24,828	187,451
Gladstone Capital Corp.	31,061	251,283
Hercules Technology Growth Capital, Inc.	44,266	350,587
Medallion Financial Corp.	13,493	102,952
MVC Capital, Inc.	8,441	92,598
NGP Capital Resources Co.	30,141	252,280
Prospect Capital Corp.	32,066	383,830

Total Investment Companies		8,765,401

Iron/Steel—0.5%
AK Steel Holding Corp.	17,359	161,786
Carpenter Technology Corp.	12,415	255,005
Olympic Steel, Inc.	766	15,603
Schnitzer Steel Industries, Inc. Class A	291	10,956

Total Iron/Steel		443,350

Leisure Time—0.9%
Ambassadors Group, Inc.	6,922	63,682
Arctic Cat, Inc.	4,157	19,912
Brunswick Corp.	7,974	33,571
Callaway Golf Co.	15,507	144,060
Marine Products Corp.	13,762	77,342
Polaris Industries, Inc.	13,569	388,752

Total Leisure Time		727,319

Lodging—0.3%
Marcus Corp.	3,886	63,070
Wyndham Worldwide Corp.	30,582	200,312

Total Lodging		263,382

Machinery-Diversified—1.7%
Alamo Group, Inc.	1,256	18,777
Albany International Corp. Class A	6,704	86,079
Applied Industrial Technologies, Inc.	9,937	188,008
Briggs & Stratton Corp.(a)	20,154	354,509
Cascade Corp.	2,059	61,482
Cognex Corp.	12,947	191,616
Gorman-Rupp Co. (The)	1,736	54,024
Lindsay Co.	690	21,935
NACCO Industries, Inc. Class A	2,833	105,983
Robbins & Myers, Inc.	1,983	32,065
Sauer-Danfoss, Inc.	32,135	281,181
Tennant Co.	3,893	59,952

Total Machinery-Diversified		1,455,611

Media—2.4%
Belo Corp. Class A	116,549	181,816
CBS Corp. Class A	58,759	484,174
Courier Corp.	4,230	75,717
Hearst-Argyle Television, Inc.	20,023	121,339
John Wiley & Sons Inc. Class B	1,120	40,040
Journal Communications, Inc. Class A	46,776	114,601
McClatchy Co. Class A(a)	145,717	116,574

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

December 31, 2008

Investments	Shares	Value
Meredith Corp.	13,573	$232,370
Scholastic Corp.	5,661	76,876
Sinclair Broadcast Group, Inc. Class A	88,850	275,435
Value Line, Inc.	3,105	107,185
World Wrestling Entertainment, Inc. Class A	23,049	255,383

Total Media		2,081,510

Metal Fabricate/Hardware—0.5%
A. M. Castle & Co.	3,498	37,883
Ampco-Pittsburgh Corp.	2,414	52,384
CIRCOR International, Inc.	802	22,055
Dynamic Materials Corp.	795	15,351
Lawson Products, Inc.	2,560	58,496
Mueller Industries, Inc.	5,145	129,037
Mueller Water Products, Inc. Class A	2,368	19,891
Mueller Water Products, Inc. Class B	6,881	58,076
Sun Hydraulics Corp.	2,462	46,384

Total Metal Fabricate/Hardware		439,557

Mining—0.4%
AMCOL International Corp.	7,445	155,972
Kaiser Aluminum Corp.	6,582	148,227

Total Mining		304,199

Miscellaneous Manufacturing—2.0%
A.O. Smith Corp.	4,429	130,744
American Railcar Industries, Inc.	1,735	18,270
Ameron International Corp.	1,338	84,187
Barnes Group, Inc.	17,935	260,058
Crane Co.	22,935	395,400
Federal Signal Corp.	10,597	87,001
FreightCar America, Inc.	1,085	19,823
John Bean Technologies Corp.	6,690	54,657
Koppers Holdings, Inc.	6,134	132,617
Movado Group, Inc.	5,379	50,509
Myers Industries, Inc.	8,056	64,448
NL Industries, Inc.	14,508	194,407
Raven Industries, Inc.	2,874	69,263
Standex International Corp.	4,192	83,169
Tredegar Corp.	2,135	38,814

Total Miscellaneous Manufacturing		1,683,367

Office Furnishings—1.1%
Herman Miller, Inc.	10,049	130,938
HNI Corp.	18,055	285,991
Interface, Inc. Class A	9,313	43,212
Knoll, Inc.	18,350	165,517
Steelcase, Inc. Class A	60,829	341,860

Total Office Furnishings		967,518

Oil & Gas—1.2%
Alon USA Energy, Inc.(a)	5,586	51,112
Atlas America, Inc.	3,798	56,400
Berry Petroleum Co. Class A	11,988	90,629
Delek US Holdings, Inc.	10,857	57,434
Holly Corp.	11,907	217,065

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

December 31, 2008

Investments	Shares	Value
Panhandle Oil and Gas, Inc.	1,021	$18,378
Whiting USA Trust I	52,208	574,288

Total Oil & Gas		1,065,306

Oil & Gas Services—0.4%
Gulf Island Fabrication, Inc.	3,097	44,628
Lufkin Industries, Inc.	3,289	113,471
RPC, Inc.	18,521	180,764

Total Oil & Gas Services		338,863

Packaging & Containers—1.3%
Greif, Inc. Class A	8,433	281,915
Greif, Inc. Class B	13,190	448,460
Temple-Inland, Inc.	71,935	345,288

Total Packaging & Containers		1,075,663

Pharmaceuticals—0.1%
Medicis Pharmaceutical Corp. Class A	4,865	67,624

Pipelines—0.8%
Crosstex Energy, Inc.	168,224	656,074

Real Estate—0.2%
Consolidated-Tomoka Land Co.	219	8,364
Jones Lang LaSalle, Inc.	4,406	122,046

Total Real Estate		130,410

REITS—21.0%
Acadia Realty Trust	13,038	186,052
Agree Realty Corp.	7,229	131,062
American Campus Communities, Inc.	19,474	398,828
Associated Estates Realty Corp.	9,590	87,557
BioMed Realty Trust, Inc.	72,261	846,899
Brandywine Realty Trust	160,847	1,240,130
CBL & Associates Properties, Inc.	99,871	649,162
Cedar Shopping Centers, Inc.	48,791	345,440
Cogdell Spencer, Inc.	20,367	190,635
Colonial Properties Trust	45,705	380,723
Cousins Properties, Inc.	27,043	374,546
DCT Industrial Trust, Inc.	86,597	438,181
EastGroup Properties, Inc.	11,357	404,082
Education Realty Trust, Inc.	37,429	195,379
Entertainment Properties Trust	26,836	799,713
Equity Lifestyle Properties, Inc.	3,882	148,914
Extra Space Storage, Inc.	60,847	627,941
First Industrial Realty Trust, Inc.	41,606	314,125
First Potomac Realty Trust	34,728	322,970
Franklin Street Properties Corp.	30,922	456,100
Getty Realty Corp.	16,940	356,756
Hersha Hospitality Trust	82,466	247,398
HRPT Properties Trust	452,610	1,525,296
Inland Real Estate Corp.(a)	37,845	491,228
Investors Real Estate Trust	29,894	320,165
Kite Realty Group Trust	40,431	224,796
LaSalle Hotel Properties	26,912	297,378
Lexington Realty Trust	94,662	473,310
LTC Properties, Inc.	14,222	288,422
Medical Properties Trust, Inc.	80,230	506,251
Mission West Properties, Inc.	15,692	120,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

December 31, 2008

Investments	Shares	Value
Monmouth Real Estate Investment Trust Class A	16,187	$113,309
National Health Investors, Inc.	16,660	456,984
Parkway Properties, Inc.	8,392	151,056
Pennsylvania Real Estate Investment Trust	91,974	685,206
Post Properties, Inc.	34,564	570,306
Public Storage Inc. Class A	7,168	172,319
Saul Centers, Inc.	6,428	253,906
Sovran Self Storage, Inc.	11,814	425,304
Sun Communities, Inc.	26,486	370,804
Sunstone Hotel Investors, Inc.	83,275	515,472
Universal Health Realty Income Trust	6,332	208,386
Urstadt Biddle Properties, Inc. Class A	8,739	139,212
U-Store-It Trust	70,815	315,127
Winthrop Realty Trust	13,856	150,199

Total REITS		17,917,073

Retail—4.3%
Barnes & Noble, Inc.	28,037	420,555
Bebe Stores, Inc.	17,461	130,434
Bob Evans Farms, Inc.	7,255	148,220
Brinker International, Inc.	29,926	315,420
Brown Shoe Co., Inc.	10,362	87,766
Buckle, Inc. (The)	12,776	278,772
Cash America International, Inc.	1,163	31,808
Cato Corp. (The) Class A	9,609	145,096
Christopher & Banks Corp.	13,909	77,890
CKE Restaurants, Inc.(a)	10,015	86,930
Cracker Barrel Old Country Store, Inc.	6,298	129,676
Dillard’s, Inc. Class A(a)	20,931	83,096
Finish Line, Inc. (The) Class A	7,385	41,356
Fred’s, Inc. Class A	2,160	23,242
Group 1 Automotive, Inc.(a)	3,479	37,469
Kenneth Cole Productions, Inc. Class A	3,402	24,086
Men’s Wearhouse, Inc. (The)	7,553	102,268
Nu Skin Enterprises, Inc. Class A	22,736	237,136
Penske Auto Group, Inc.	32,680	250,982
PEP Boys-Manny, Moe & Jack (The)	27,405	113,183
Phillips-Van Heusen Corp.	2,791	56,183
PriceSmart, Inc.	3,395	70,141
Regis Corp.	3,923	57,001
Sonic Automotive, Inc. Class A	23,655	94,147
Stage Stores, Inc.	7,673	63,302
Talbots, Inc.(a)	92,470	221,003
Williams-Sonoma, Inc.	47,194	370,945

Total Retail		3,698,107

Savings & Loans—1.9%
Abington Bancorp Inc.	3,670	33,948
Bankatlantic Bancorp, Inc. Class A(a)	2	12
BankFinancial Corp.	3,955	40,301
Benjamin Franklin Bancorp, Inc.	1,377	20,545
Berkshire Hills Bancorp, Inc.	2,033	62,738
Brookline Bancorp, Inc.	15,030	160,069
Brooklyn Federal Bancorp, Inc.	2,994	42,066
Clifton Savings Bancorp, Inc.	3,456	40,988
Danvers Bancorp Inc.	1,388	18,558
Dime Community Bancshares	11,326	150,635
ESSA Bancorp, Inc.	1,521	21,492
First Financial Holdings, Inc.	4,387	88,793
First Financial Northwest INC.	6,144	57,385
Flushing Financial Corp.	7,335	87,727
Home Federal Bancorp, Inc.	2,934	31,452

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Dividend Fund

December 31, 2008

Investments	Shares	Value
Kearny Financial Corp.	8,537	$109,274
OceanFirst Financial Corp.	4,916	81,606
Provident Financial Services, Inc.	13,384	204,774
Provident New York Bancorp	5,894	73,086
Rockville Financial, Inc.	2,146	29,980
Roma Financial Corp.	5,664	71,310
United Financial Bancorp, Inc.	2,557	38,713
ViewPoint Financial Group	3,787	60,781
Westfield Financial, Inc.	4,770	49,226
WSFS Financial Corp.	477	22,891

Total Savings & Loans		1,598,350

Semiconductors—0.2%
Cohu, Inc.	3,327	40,423
IXYS Corp.	3,647	30,124
Micrel, Inc.	9,809	71,704
Power Integrations, Inc.	1,135	22,564

Total Semiconductors		164,815

Software—1.0%
Blackbaud, Inc.	9,524	128,574
Computer Programs & Systems, Inc.	4,404	118,027
Fair Isaac Corp.	1,829	30,837
infoGROUP, Inc.	36,791	174,389
Pegasystems, Inc.	2,318	28,650
QAD, Inc.	5,285	22,144
Quality Systems, Inc.	5,975	260,631
Renaissance Learning, Inc.	6,498	58,417
Schawk, Inc.	1,928	22,095

Total Software		843,764

Telecommunications—3.2%
Adtran, Inc.	11,909	177,206
Alaska Communications Systems Group, Inc.	32,110	301,192
Applied Signal Technology, Inc.	2,803	50,286
Atlantic Tele-Network, Inc.	3,498	92,872
Black Box Corp.	1,123	29,333
Consolidated Communications Holdings, Inc.	31,734	377,000
D&E Communications, Inc.	7,658	51,309
FairPoint Communications, Inc.(a)	218,035	715,154
Iowa Telecommunications Services, Inc.	27,957	399,225
NTELOS Holdings Corp.	13,610	335,623
Plantronics, Inc.	5,380	71,016
Preformed Line Products Co.	665	30,617
Shenandoah Telecommunications Co.	2,080	58,344

Total Telecommunications		2,689,177

Textiles—0.1%
G&K Services, Inc. Class A	1,759	35,567
UniFirst Corp.	570	16,923

Total Textiles		52,490

Transportation—0.7%
Arkansas Best Corp.	4,074	122,668
Forward Air Corp.	2,706	65,675
Horizon Lines, Inc. Class A(a)	26,788	93,490
International Shipholding Corp.	4,341	109,958

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree SmallCap Dividend Fund

December 31, 2008

Investments	Shares	Value
Pacer International, Inc.	17,190	$179,291

Total Transportation		571,082

Trucking & Leasing—0.5%
Greenbrier Cos., Inc.	6,084	41,797
TAL International Group, Inc.	29,643	417,966

Total Trucking & Leasing		459,763

Water—0.8%
American States Water Co.	4,057	133,800
California Water Service Group	4,120	191,291
Connecticut Water Service, Inc.	2,459	58,057
Middlesex Water Co.	4,394	75,709
SJW Corp.	3,219	96,377
Southwest Water Co.	14,008	45,106
York Water Co.	3,832	46,520

Total Water		646,860

TOTAL COMMON STOCKS (Cost: $107,029,639)		84,533,333

SHORT-TERM INVESTMENT—0.2%
MONEY MARKET FUND—0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(b) (Cost: $146,166)	146,166	146,166

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—1.3%
MONEY MARKET FUND—1.3%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(c) (Cost: $1,107,354)(d)	1,107,354	1,107,354

TOTAL INVESTMENTS IN SECURITIES—100.7% (Cost: $108,283,159)(e)		85,786,853
Liabilities in Excess of Cash and Other Assets – (0.7%)		(564,762)

NET ASSETS—100.0%		$85,222,091

(a)	Security, or portion thereof, was on loan at December 31, 2008.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2008.
(c)	Interest rate shown reflects yield as of December 31, 2008.
(d)	At December 31, 2008, the total market value of the Fund’s securities on loan was $1,104,172 and the total market value of the collateral held by the Fund was $1,107,354.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree DEFA Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.7%
Australia—8.8%
A.B.C. Learning Centres Ltd.	240,663	$90,607
AGL Energy Ltd.	15,069	160,323
Alumina Ltd.	93,679	90,785
Amcor Ltd.	95,736	387,133
AMP Ltd.	158,454	598,770
Aristocrat Leisure Ltd.	46,679	126,273
ASX Ltd.	19,913	462,315
Austbrokers Holdings Ltd.	36,694	95,936
Australia & New Zealand Banking Group Ltd.	171,938	1,832,891
AXA Asia Pacific Holdings Ltd.	94,424	325,212
Babcock & Brown Infrastructure Group(a)	221,087	16,956
Bendigo and Adelaide Bank Ltd.	15,823	121,350
BHP Billiton Ltd.	86,371	1,833,032
Billabong International Ltd.	44,104	241,382
BlueScope Steel Ltd.	77,709	189,625
Boom Logistics Ltd.	94,807	43,626
Boral Ltd.	59,299	191,006
Brambles Ltd.	40,134	207,622
Caltex Australia Ltd.	30,432	152,552
Challenger Financial Services Group Ltd.	53,267	72,419
Coca-Cola Amatil Ltd.	87,043	557,708
Commonwealth Bank of Australia	111,156	2,239,691
Computershare Ltd.	59,137	321,596
CSL Ltd.	34,728	815,956
CSR Ltd.	195,305	239,653
David Jones Ltd.	39,000	86,467
Energy Developments Ltd.	72,593	118,938
Envestra Ltd.(a)	60,561	15,411
FairFax Media Ltd.	163,302	186,152
FlexiGroup Ltd.	190,795	35,251
Foster’s Group Ltd.	129,459	496,423
Goodman Fielder Ltd.	100,099	92,819
Harvey Norman Holdings Ltd.	157,449	290,900
Hastings Diversified Utilities Fund(a)	11,305	17,182
Housewares International Ltd.	28,003	12,886
Insurance Australia Group Ltd.	144,596	392,160
Leighton Holdings Ltd.	18,158	350,042
Lend Lease Corp. Ltd.	44,213	221,942
Lion Nathan Ltd.	80,529	461,510
Macquarie Airports(a)	184,390	308,536
Macquarie Group Ltd.	21,776	437,400
Minara Resources Ltd.	65,453	13,006
Mitchell Communications Group Ltd.	207,322	65,045
Mortgage Choice Ltd.	263,078	139,398
National Australia Bank Ltd.	151,964	2,211,161
Newcrest Mining Ltd.	9,230	218,087
Orica Ltd.	28,514	277,922
Origin Energy Ltd.	24,164	271,576
Oz Minerals Ltd.	113,341	40,301
Perpetual Ltd.	9,274	239,818
Photon Group Ltd.	46,059	41,746
Qantas Airways Ltd.	214,080	392,545
QBE Insurance Group Ltd.	50,844	914,924
Regional Express Holdings Ltd.	162,952	109,634
Reverse Corp. Ltd.	35,975	27,590
Rio Tinto Ltd.	10,755	284,939
Santos Ltd.	22,375	231,970
Sigma Pharmaceuticals Ltd.	259,016	195,033
Sonic Healthcare Ltd.	44,589	452,633
SP AusNet(a)	213,227	141,229
Spark Infrastructure Group(b)	53,179	48,199
Suncorp-Metway Ltd.	75,988	445,022

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund

December 31, 2008

Investments	Shares	U.S. $ Value
TABCORP Holdings Ltd.	50,367	$245,460
Tatts Group Ltd.	54,499	106,011
Telstra Corp. Ltd.	867,714	2,317,035
Toll Holdings Ltd.	44,183	190,063
Transurban Group(a)	112,604	423,940
Wesfarmers Ltd.	37,137	466,054
Wesfarmers Ltd. PPS	5,740	72,035
West Australian Newspapers Holdings Ltd.	6,652	25,740
Westpac Banking Corp.	216,035	2,556,015
Woodside Petroleum Ltd.	15,653	400,517
Woolworths Ltd.	48,759	906,640

Total Australia		29,409,726

Austria—0.3%
Andritz AG	4,534	114,453
Bank Austria Creditanstalt AG(c)	3,774	—
BWT AG	2,363	36,132
Erste Group Bank AG	4,343	97,799
Flughafen Wien AG	822	36,278
OMV AG	8,206	213,534
POLYTEC Holding AG	6,006	19,202
Telekom Austria AG	9,494	135,930
voestalpine AG	7,433	155,397
Wienerberger AG	8,522	140,967
Zumtobel AG	3,867	29,994

Total Austria		979,686

Belgium—1.3%
Anheuser-Busch INBEV N.V.	46,738	1,077,171
Anheuser-Busch INBEV N.V.*(d)	26,304	146
Barco N.V.	5,634	140,185
Bekaert S.A.	1,180	79,257
Belgacom S.A.	20,519	779,518
Cofinimmo	1,393	183,023
Colruyt S.A.	461	98,525
Compagnie Maritime Belge S.A.	6,360	159,133
Delhaize Group	2,519	154,768
Dexia N.V.	74,826	332,838
Euronav N.V.	4,439	60,532
Mobistar S.A.	2,979	213,839
Omega Pharma S.A.	2,115	79,379
Solvay S.A.	3,095	228,232
UCB S.A.	23,248	752,960

Total Belgium		4,339,506

Denmark—0.5%
A/S Dampskibsselskabat Torm	3,646	38,812
Dalhoff Larsen & Horneman A/S Class B	8,523	41,384
Danisco A/S	2,668	106,876
Danske Bank A/S	35,600	345,718
H. Lundbeck A/S	17,279	354,961
NKT Holding A/S	925	18,268
Novo-Nordisk A/S Class B	14,052	711,175
Wacker Chemie AG	964	100,112

Total Denmark		1,717,306

Finland—1.6%
Elisa Oyj	2,690	45,993
Finnair Oyj	11,475	77,999
Fortum Oyj	35,858	759,130
Kemira Oyj	7,167	59,177
Kesko Oyj Class B	3,587	88,753

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Konecranes Oyj	5,365	$90,088
Metso Oyj	3,587	42,482
Nokia Oyj	132,554	2,045,248
Nokian Renkaat Oyj	7,164	78,770
Outokumpu Oyj	12,006	138,184
PKC Group Oyj	4,368	19,733
Ramirent Oyj	14,222	64,250
Rautaruukki Oyj	10,718	181,166
Sampo Oyj Class A	28,627	526,859
Sanoma Oyj	9,312	119,216
Stora Enso Oyj Class R	49,045	376,326
UPM-Kymmene Oyj	39,958	499,892
Uponor Oyj	7,145	76,476
Wartsila Oyj	3,587	104,758

Total Finland		5,394,500

France—16.4%
ABC Arbitrage	8,657	59,567
Accor S.A.	13,122	640,414
Aeroports de Paris	2,965	199,439
Air France-KLM	13,809	176,020
Air Liquide S.A.	10,957	996,854
Altamir Amboise	24,054	84,594
Assystem	27,114	209,555
AXA S.A.	150,951	3,324,747
BNP Paribas	61,769	2,597,325
Bouygues S.A.	14,148	593,926
Carrefour S.A.	26,068	997,209
Casino Guichard Perrachon S.A.	9,617	725,888
Christian Dior S.A.	7,777	435,119
Cie de Saint-Gobain	21,026	981,887
CNP Assurances	7,776	560,556
Compagnie Generale des Etablissements Michelin Class B	8,746	456,752
Credit Agricole S.A.	192,300	2,138,452
Electricite de France	51,750	2,985,304
Euler Hermes S.A.	8,011	390,528
Fimalac	2,193	68,284
Fonciere Des Regions	1,498	102,032
France Telecom S.A.	214,068	5,939,399
Gaz de France	68,582	3,367,616
GFI Informatique	14,746	52,679
Groupe Danone	15,985	959,457
Groupe Steria SCA	3,628	40,193
Haulotte Group	5,366	33,193
Hermes International	6,798	944,955
Imerys S.A.	2,122	95,850
IMS-Intl Metal Service	5,218	67,093
LaCie S.A.	16,672	46,118
Lafarge S.A.	7,242	436,393
Lagardere SCA	9,689	390,577
Legrand S.A.	11,564	219,578
L’Oreal S.A.	15,793	1,367,675
LVMH Moet Hennessy Louis Vuitton S.A.	11,721	778,306
Manitou BF S.A.	9,107	103,172
Natixis	161,365	280,382
Neopost S.A.	913	82,277
Nexity	12,131	187,176
NRJ Group	30,847	225,972
PagesJaunes Groupe	25,865	252,754
Peugeot S.A.	9,521	160,801
PPR	6,360	411,977
Renault S.A.	27,603	711,755
Sanofi-Aventis S.A.	79,016	4,986,560
Schneider Electric S.A.	11,115	818,871
SCOR SE	8,628	196,271

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Societe BIC S.A.	2,997	$171,513
Societe Des Autoroutes Paris-Rhin-Rhone	14,156	978,957
Societe Fonciere Financiere et de Participations FFP	2,220	71,593
Societe Generale	22,311	1,116,482
Societe Television Francaise 1	22,151	321,458
Technip S.A.	9,554	289,648
TOTAL S.A.	120,681	6,527,250
Trigano S.A.	2,966	18,223
Vallourec	1,359	153,015
Veolia Environnement S.A.	12,979	400,520
VINCI S.A.	19,872	828,692
Vivendi S.A.	67,484	2,182,398
Wendel	1,373	67,562
Zodiac S.A.	1,790	64,693

Total France		55,073,506

Germany—8.2%
Aareal Bank AG	3,760	30,053
Allianz SE	18,216	1,899,085
AMB Generali Holding AG	2,628	269,412
BASF SE	39,044	1,504,993
Bayer AG	25,204	1,455,696
Bayerische Motoren Werke AG	11,174	335,655
Beate Uhse AG	78,049	64,010
Beiersdorf AG	8,032	468,925
Comdirect Bank AG	10,769	92,511
Commerzbank AG	31,813	293,632
Continental AG ACQ*	1,650	167,592
Daimler AG	41,965	1,557,501
Deutsche Bank AG	38,098	1,473,824
Deutsche Boerse AG	5,901	416,696
Deutsche Lufthansa AG	31,307	486,969
Deutsche Post AG	49,624	821,549
Deutsche Postbank AG	5,616	121,001
Deutsche Telekom AG	351,600	5,253,969
E.ON AG	73,383	2,901,050
Fraport AG Frankfurt Airport Services Worldwide	5,721	245,811
Fresenius Medical Care AG & Co. KGaA	10,108	468,026
GFK AG	829	25,375
Heidelberger Druckmaschinen AG	15,402	129,528
IDS Scheer AG	3,004	25,054
Indus Holding AG	1,188	22,128
MAN AG	5,651	304,152
Merck KGAA	2,777	249,019
Muenchener Rueckversicherungs AG	8,141	1,256,119
Pfleiderer AG	10,797	99,055
RWE AG	17,675	1,565,053
Salzgitter AG	2,591	198,089
SAP AG	9,487	332,850
Siemens AG	21,475	1,572,566
ThyssenKrupp AG	17,001	448,067
Vivacon AG	17,039	92,372
Volkswagen AG	2,636	916,042

Total Germany		27,563,429

Hong Kong—3.7%
Bank of East Asia Ltd.	78,820	164,755
BOC Hong Kong Holdings Ltd.	626,655	709,921
Cathay Pacific Airways Ltd.	211,000	237,403
Cheung Kong Holdings Ltd.	71,969	680,670
China Merchants Holdings International Co., Ltd.	33,046	63,873
China Mobile Ltd.	378,124	3,795,779
China Overseas Land & Investment Ltd.	82,034	114,104
China Resources Enterprise, Ltd.	30,016	52,362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund

December 31, 2008

Investments	Shares	U.S. $ Value
China Travel International Investment Hong Kong Ltd.	142,067	$27,679
China Unicom Ltd.	357,601	429,110
CITIC Pacific Ltd.	143,954	155,652
CLP Holdings Ltd.	63,000	427,576
CNOOC Ltd.	914,157	853,978
Dah Sing Financial Holdings Ltd.	5,959	15,285
Denway Motors Ltd.	106,056	32,979
Hang Seng Bank Ltd.	109,206	1,433,028
Hong Kong Exchanges and Clearing Ltd.	37,400	355,170
HongKong Electric Holdings Ltd.	48,500	272,219
Hopewell Holdings Ltd.	33,008	108,604
Hutchison Whampoa Ltd.	145,025	726,978
MTR Corp.	142,534	330,303
New World Development Ltd.	105,954	107,455
Shanghai Industrial Holdings Ltd.	32,008	73,100
Shougang Concord International Entertainment Co., Ltd.	626,000	69,464
Sino Land Co.	65,969	68,266
Sun Hung Kai Properties Ltd.	61,415	511,911
Television Broadcasts Ltd.	33,009	107,543
Wharf Holdings Ltd. (The)	72,969	200,071
Wing Hang Bank Ltd.	15,506	89,332

Total Hong Kong		12,214,570

Ireland—0.2%
CRH PLC	15,721	390,075
DCC PLC	3,394	48,594
FBD Holdings PLC	8,560	86,980
FBD Holdings PLC A Shares	7,177	100
Glanbia PLC	4,636	13,791
Independent News & Media PLC	39,037	22,791
Kerry Group PLC Class A	877	15,970
Kingspan Group PLC	24,462	103,370

Total Ireland		681,671

Italy—7.0%
A2A SpA	180,784	319,401
AcegasAps SpA	12,194	83,522
Actelios SpA	4,326	18,341
Alleanza Assicurazioni SpA	39,177	315,039
Amplifon SpA	14,087	16,214
Anima SGRpA	18,334	36,801
Assicurazioni Generali SpA	26,242	710,950
Atlantia SpA	14,220	258,941
Banca Carige SpA	90,484	213,821
Banca Monte dei Paschi di Siena SpA	607,070	1,287,726
Banca Popolare dell’Etruria e del Lazio	27,305	151,821
Banca Popolare di Milano S.c.r.l.	34,680	201,625
Cairo Communication SpA	52,121	148,524
Cofide SpA	45,612	23,427
Credito Emiliano SpA	27,392	141,168
Enel SpA	488,022	3,067,949
ENI SpA	220,021	5,119,762
Esprinet SpA	10,604	48,311
Fiat SpA	13,929	88,872
Finmeccanica SpA	19,097	289,083
Fondiaria-Sai SpA	11,471	204,099
Fondiaria-Sai SpA RSP	16,493	190,286
Gemina SpA	96,034	48,992
Gruppo Editoriale L’Espresso SpA	14,527	23,384
Hera SpA	38,106	81,043
Ifil Investments SpA	75,472	189,572
Ifil Investments SpA RSP	18,625	42,718
Intesa Sanpaolo SpA	955,267	3,369,466
Intesa Sanpaolo SpA RSP	64,946	162,952

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Luxottica Group SpA	16,544	$291,372
Mediaset SpA	88,962	501,138
Mediobanca SpA	29,187	292,722
Mediolanum SpA	62,113	261,611
Milano Assicurazioni SpA RSP	48,689	151,603
Panariagroup Industrie Ceramiche SpA	35,827	112,053
Piaggio & C. SpA	39,820	69,743
Pirelli & C. Real Estate SpA	15,798	89,048
Piccolo Credito Valtellinese S.c.r.l.	23,021	224,162
Premafin Finanziaria SpA	168,129	295,640
RCS MediaGroup SpA	77,409	104,589
Safilo Group SpA	36,949	30,945
Saipem SpA	11,471	188,473
Snam Rete Gas SpA	133,868	736,889
Sogefi SpA	17,593	30,324
Telecom Italia SpA	1,330,765	2,127,303
Telecom Italia SpA RSP	78,617	86,223
Terna Rete Elettrica Nazionale SpA	149,211	484,304
Unione di Banche Italiane SCPA	24,362	348,464
Unipol Gruppo Finanziario SpA	133,939	202,007

Total Italy		23,482,423

Japan—13.4%
Alpen Co., Ltd.	7,600	146,634
Arnest One Corp.	28,500	61,936
Asahi Glass Co., Ltd.	33,000	183,475
Astellas Pharma, Inc.	14,600	584,644
Belluna Co., Ltd.	31,250	82,046
Bridgestone Corp.	25,200	368,896
Calsonic Kansei Corp.	28,000	38,919
Canon, Inc.	21,200	647,809
Chubu Electric Power Co., Inc.	21,200	639,625
Chugoku Electric Power Co., Inc. (The)	6,900	180,397
Dai Nippon Printing Co., Ltd.	33,000	356,393
Daiichi Sankyo Co., Ltd.	9,000	208,494
Daiwa Securities Group, Inc.	45,000	261,114
DENSO Corp.	14,600	236,757
Eisai Co., Ltd.	10,600	432,653
Fanuc Ltd.	7,300	506,531
FCC Co., Ltd.	5,100	42,252
Fuji Electronics Co., Ltd.	23,400	192,311
Fuji Fire & Marine Insurance Co., Ltd. (The)	63,000	92,432
FUJIFILM Holdings Corp.	14,600	314,065
Fuso Pharmaceutical Industries Ltd.	27,000	86,078
GS Yuasa Corp.	32,000	188,858
Gulliver International Co., Ltd.	2,770	46,783
Hitachi Ltd.	73,000	277,827
Hokkaido Electric Power Co., Inc.	6,800	170,656
Honda Motor Co., Ltd.	36,500	767,446
Honeys Co., Ltd.	17,440	167,570
HOYA CORP	8,000	135,996
Ichikoh Industries Ltd.	64,000	91,782
Iida Home Max Co., Ltd.	43,000	213,458
ITOCHU Corp.	73,000	356,746
Izumiya Co., Ltd.	54,000	350,270
Japan Tobacco, Inc.	146	475,124
Japan Transcity Corp.	67,000	294,164
JFE Holdings, Inc.	14,600	376,073
Kanamoto Co., Ltd.	24,000	86,310
Kansai Electric Power Co., Inc. (The)	25,200	722,780
Kanto Natural Gas Development Ltd.	15,000	94,153
Kao Corp.	13,000	388,638
Kasumi Co., Ltd.	22,000	120,618
KDDI Corp.	57	399,283
Keiyo Co., Ltd.	10,900	76,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Kirin Holdings Co., Ltd.	33,000	$428,108
Kobe Steel Ltd.	176,000	314,528
Kojima Co., Ltd.	62,700	189,518
Komatsu Ltd.	35,800	441,527
Kyocera Corp.	7,300	513,778
Kyodo Printing Co., Ltd.	155,000	383,012
Kyushu Electric Power Co., Inc.	25,200	664,402
Maruzen Showa Unyu Co., Ltd.	100,000	324,324
Ministop Co., Ltd.	6,500	134,302
Mitsubishi Corp.	42,500	580,419
Mitsubishi Electric Corp.	73,000	444,523
Mitsubishi Estate Co., Ltd.	32,976	526,379
Mitsubishi Heavy Industries Ltd.	146,000	636,183
Mitsubishi UFJ Financial Group, Inc.	125,916	762,580
Mitsui & Co., Ltd.	33,000	327,998
Mitsui Fudosan Co., Ltd.	32,976	531,472
Mitsui OSK Lines Ltd.	19,000	113,602
Mitsui Sumitomo Insurance Group Holdings, Inc.	10,322	317,118
Mitsuuroko Co., Ltd.	11,700	78,731
Mizuho Financial Group, Inc.	232	659,530
NEC Mobiling Ltd.	6,900	108,391
Nice Holdings, Inc.	48,000	82,074
Nippon Oil Corp.	73,000	359,967
Nippon Steel Corp.	335,000	1,071,704
Nippon Telegraph & Telephone Corp.	266	1,373,282
Nissan Motor Co., Ltd.	161,300	569,399
Nissin Corp.	32,000	87,546
Nissin Kogyo Co., Ltd.	4,500	32,863
Nitto Boseki Co., Ltd.	50,000	97,628
Nomura Holdings, Inc.	108,100	869,331
NTT DoCoMo, Inc.	1,755	3,415,135
Okinawa Electric Power Co., Inc. (The)	4,100	301,677
Oracle Corp.	8,100	345,803
Pacific Industrial Co., Ltd.	39,000	107,126
Panasonic Corp.	48,000	589,344
Ricoh Co., Ltd.	33,000	409,178
Right On Co., Ltd.	11,600	186,956
Riken Corp.	25,000	58,467
Royal Holdings Co., Ltd.	15,700	162,109
Saibu Gas Co., Ltd.	107,000	297,452
San-Ai Oil Co., Ltd.	16,000	70,248
Sanei-International Co., Ltd.	5,400	52,600
Sankyo Seiko Co., Ltd.	54,100	97,279
Sanoh Industrial Co., Ltd.	27,800	109,483
Satori Electric Co., Ltd.	17,200	73,430
Sawai Pharmaceutical Co., Ltd.	3,300	161,269
Secom Co., Ltd.	17,900	908,329
Seikagaku Corp.	25,300	271,560
Seino Holdings Corp.	9,000	49,244
Sekisui House, Ltd.	33,000	283,221
Seven & I Holdings Co., Ltd.	7,400	248,980
Sharp Corp.	33,000	231,528
Shindengen Electric Manufacturing Co., Ltd.	32,000	57,187
Shin-Etsu Chemical Co., Ltd.	10,600	475,918
Shinwa Kaiun Kaisha Ltd.	24,000	63,541
Showa Corp.	13,900	48,608
Sinanen Co., Ltd.	21,000	96,371
Sojitz Corp.	38,100	61,784
Sompo Japan Insurance, Inc.	19,000	135,190
Sony Corp.	10,600	224,746
SSP Co., Ltd.	21,000	138,764
Starzen Co., Ltd.	165,000	427,744
Sumco Corp.	6,700	82,041
Sumitomo Chemical Co., Ltd.	73,000	243,199
Sumitomo Corp.	35,800	308,042
Sumitomo Electric Industries Ltd.	21,000	157,992

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Sumitomo Metal Industries Ltd.	146,000	$349,498
Sumitomo Mitsui Financial Group, Inc.	84	348,417
Sumitomo Trust & Banking Co., Ltd. (The)	14,000	79,691
Sumitomo Warehouse Co., Ltd. (The)	16,000	80,838
Suzuki Motor Corp.	25,200	341,375
T&D Holdings, Inc.	7,300	297,959
Taihei Kogyo Co., Ltd.	48,000	145,085
Takeda Pharmaceutical Co., Ltd.	17,000	870,160
Teikoku Tsushin Kogyo Co., Ltd.	31,000	65,317
Tochigi Bank Ltd. (The)	143,000	864,468
TOHO Gas Co., Ltd.	7,000	45,714
Tohoku Electric Power Co., Inc.	25,200	676,911
Tokyo Electric Power Co., Inc. (The)	22,400	741,313
Tokyo Gas Co., Ltd.	106,000	532,046
Tokyo Seimitsu Co., Ltd.	9,800	80,649
Tokyo Tomin Bank Ltd. (The)	2,500	39,575
Tokyu Livable, Inc.	9,900	47,070
Tonami Transportation Co., Ltd.	81,000	208,196
Topre Corp.	17,700	128,088
Toray Industries, Inc.	32,000	159,559
Toshiba Corp.	73,000	294,738
Toyota Motor Corp.	85,800	2,749,574
Trans Cosmos, Inc.	14,500	102,052
Trend Micro, Inc.	2,000	68,174
United Arrows Ltd.	16,900	128,638
Yamaha Motor Co., Ltd.	3,300	33,928
ZERIA Pharmaceutical Co., Ltd.	7,000	79,923

Total Japan		44,999,070

Netherlands—2.1%
Akzo Nobel N.V.	9,901	405,179
Ballast Nedam N.V. CVA	3,660	70,361
Brunel International	2,515	29,716
CSM N.V.	4,844	77,434
Heijmans N.V. CVA	9,551	45,140
Heineken Holding N.V.	5,856	166,140
Heineken N.V.	7,494	228,133
Koninklijke BAM Groep N.V.	5,920	52,748
Koninklijke DSM N.V.	7,421	189,033
Koninklijke KPN N.V.	136,847	1,974,526
Koninklijke Philips Electronics N.V.	29,323	563,717
Koninklijke Vopak N.V.	5,223	196,026
OCE N.V.	15,405	67,239
Ordina N.V.	5,496	21,850
Randstad Holding N.V.	9,021	182,452
Reed Elsevier N.V.	25,237	295,379
SBM Offshore N.V.	5,118	66,511
TNT N.V.	12,765	244,157
Unilever N.V. CVA	73,759	1,777,847
USG People N.V.	11,004	141,030
Wavin N.V.	16,762	54,289
Wolters Kluwer N.V.	11,219	211,156

Total Netherlands		7,060,063

New Zealand—0.3%
Air New Zealand Ltd.	153,838	86,307
Auckland International Airport Ltd.	87,378	82,723
Fletcher Building Ltd.	34,614	116,111
Mainfreight Ltd.	31,397	88,439
New Zealand Refining Co., Ltd. (The)	20,323	69,479
Port of Tauranga Ltd.	52,881	201,492
Sky City Entertainment Group Ltd.	17,260	31,471
Telecom Corp. of New Zealand Ltd.	131,793	176,375
TrustPower Ltd.	6,175	26,704

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Vector Ltd.	129,649	$152,291
Warehouse Group Ltd. (The)	30,065	61,846

Total New Zealand		1,093,238

Norway—0.9%
ABG Sundal Collier Holding ASA	94,000	52,356
Acta Holding ASA	145,500	51,949
Aker ASA Class A	5,001	97,847
DnB NOR ASA	71,618	276,158
Ekornes ASA	1,701	16,276
Norsk Hydro ASA	41,559	164,999
Norwegian Property ASA	12,000	10,420
Orkla ASA	32,510	211,019
SpareBank 1 SMN	35,300	152,249
Sparebank 1 SR Bank	51,950	241,124
Sparebanken 1 Nord-Norge	7,600	47,757
Statoil Hydro ASA	63,938	1,040,051
Storebrand ASA	38,600	92,337
Telenor ASA	34,800	230,108
Yara International ASA	6,352	134,940

Total Norway		2,819,590

Portugal—0.5%
Banco BPI, S.A.	27,834	67,709
Banco Espirito Santo, S.A. Regular Shares	20,407	189,773
Banif SGPS, S.A.	38,738	58,694
Brisa-Auto-estradas de Portugal S.A.	21,815	162,263
Jeronimo Martins, SGPS, S.A.	23,958	132,212
Portucel-Empresa Produtora De Pasta E Papel, S.A.	11,347	24,432
Portugal Telecom, SGPS, S.A.	72,905	615,143
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.	188,899	249,450
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.	3,618	32,192
Sonae SGPS, S.A.	115,786	70,334
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	21,886	112,868

Total Portugal		1,715,070

Singapore—1.6%
ComfortDelgro Corp. Ltd.	106,002	106,683
Cosco Corp. Ltd.	99,000	65,279
DBS Group Holdings Ltd.	52,000	303,897
FJ Benjamin Holdings Ltd.	211,000	24,165
Fraser and Neave Ltd.	33,807	69,221
Guocoland Ltd.	35,976	28,466
Jaya Holdings Ltd.	119,000	23,540
Keppel Land Ltd.	15,976	18,851
Keppel Telecommunications & Transportation Ltd.	18,000	9,870
KS Energy Services Ltd.	51,000	35,044
MobileOne Ltd.	57,800	59,375
Neptune Orient Lines Ltd.	55,000	42,756
Oversea-Chinese Banking Corp. Ltd.	146,000	505,667
Parkway Holdings Ltd.	73,000	62,828
SBS Transit Ltd.	52,000	61,357
SembCorp Industries Ltd.	128,000	206,115
SembCorp Marine Ltd.	46,223	53,899
SIA Engineering Co., Ltd.	16,001	22,212
Singapore Airlines Ltd.	36,899	288,379
Singapore Airport Terminal Services Ltd.	73,001	70,936
Singapore Exchange Ltd.	33,000	116,356
Singapore Petroleum Co., Ltd.	57,000	89,807
Singapore Post Ltd.	79,205	43,705
Singapore Press Holdings Ltd.	73,001	157,580
Singapore Shipping Corp., Ltd.	398,588	51,181
Singapore Technologies Engineering Ltd.	180,000	296,096

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Singapore Telecommunications Ltd.	793,150	$1,403,805
SMRT Corp., Ltd.	106,000	121,395
StarHub Ltd.	63,449	85,435
Straits Trading Co., Ltd.	32,000	94,617
United Overseas Bank Ltd.	74,038	663,940
Venture Corp., Ltd.	30,000	91,203

Total Singapore		5,273,660

Spain—6.2%
Abertis Infraestructuras S.A.	18,575	325,334
Acciona S.A.	1,771	219,098
Acerinox S.A.	9,112	144,014
ACS, Actividades de Construccion y Servicios, S.A.	13,912	631,398
Antena 3 de Television, S.A.	21,370	127,436
Banco Bilbao Vizcaya Argentaria, Chile, S.A.	192,546	2,317,835
Banco de Sabadell, S.A.	36,764	247,853
Banco Espanol de Credito, S.A.	21,479	241,243
Banco Guipuzcoano, S.A.	4,260	33,339
Banco Popular Espanol, S.A.	47,436	400,905
Banco Santander, S.A.	387,479	3,625,910
Bankinter, S.A.	20,219	177,345
Cia Espanola De Petroleos, S.A.	5,788	543,883
Ebro Puleva S.A.	6,926	94,349
Enagas	12,765	276,096
Endesa S.A.	45,854	1,822,944
Fomento de Construcciones y Contratas S.A.	3,220	104,424
Gas Natural SDG, S.A.	17,855	478,765
Gestevision Telecinco, S.A.	25,484	267,451
Grupo Ferrovial S.A.	3,871	105,358
IBERDROLA, S.A.	166,782	1,516,202
Iberia Lineas Aereas de Espana	57,526	158,329
Inditex S.A.	15,905	692,667
Mapfre S.A.	49,304	164,484
Red Electric Corp. S.A.	5,117	256,064
Renta Corp Real Estate S.A.	16,354	41,828
Repsol YPF, S.A.	40,306	846,013
Telefonica, S.A.	193,106	4,254,565
Union Fenosa, S.A.	24,202	596,472
Zardoya Otis, S.A.	7,174	126,547

Total Spain		20,838,151

Sweden—2.8%
AB SKF Class B	14,603	142,652
AB Volvo Class A	35,811	197,895
AB Volvo Class B	89,527	485,677
Alfa Laval AB	28,579	243,942
Assa Abloy AB Class B	14,603	163,426
Atlas Copco AB Class A	29,206	246,524
Axfood AB	6,990	148,057
Bilia AB Class A	10,708	21,801
Boliden AB	19,900	44,793
Brostrom AB Class B	29,213	205,948
Connecta AB	37,911	192,241
Electrolux AB Series B	14,603	123,262
Eniro AB	67,968	91,965
Fabege AB	21,491	81,529
Gunnebo AB	8,261	16,192
Haldex AB	2,462	8,313
Hemtex AB	7,559	13,908
Hennes & Mauritz AB Class B	31,617	1,221,427
Holmen AB Class B	5,401	132,157
JM AB	14,603	79,405
Kungsleden AB	43,532	297,261

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund

December 31, 2008

Investments	Shares	U.S. $ Value
NCC AB Class B	6,923	$43,685
Nibe Industrier AB Class B	4,987	28,000
Nobia AB	20,600	43,764
Nordea Bank AB	128,528	889,040
Q-Med AB	12,833	39,596
Ratos AB Class B	14,603	249,294
Rezidor Hotel Group AB	8,842	21,021
Sandvik AB	43,010	266,503
Scania AB Class A	20,408	198,713
Scania AB Class B	28,508	280,287
Securitas AB Class B	41,782	339,468
Skandinaviska Enskilda Banken AB Class A	26,507	203,631
Skandinaviska Enskilda Banken AB Class C	7,031	48,901
Skanska AB Class B	21,207	207,834
SSAB Svenskt Stal AB Series A	14,502	124,702
Svenska Cellulosa Class B	30,207	254,973
Svenska Handelsbanken AB Class A	28,508	454,227
Svenska Handelsbanken AB Class B	2,230	34,685
Swedbank AB Class A	25,207	141,527
Telefonaktiebolaget LM Ericsson Class B	86,604	643,949
TeliaSonera AB	147,900	727,535
Trelleborg AB Class B	8,600	52,418

Total Sweden		9,452,128

Switzerland—5.1%
Adecco S.A.	5,896	198,204
Baloise Holding AG	2,200	162,259
Ciba Holding AG*	4,777	224,409
Compagnie Financiere Richemont S.A. Class A	11,408	217,367
Credit Suisse Group AG	53,055	1,420,649
EFG International AG	2,775	48,755
Geberit AG	742	78,846
Givaudan S.A.	285	222,382
Helvetia Holding AG	475	102,154
Holcim Ltd.	9,040	512,155
Huber & Suhner AG	3,960	137,661
Kudelski S.A.	3,802	39,901
Kuehne + Nagel International AG	3,305	209,755
Nestle S.A.	97,773	3,821,447
Nobel Biocare Holding AG	4,187	84,263
Novartis AG	70,885	3,509,785
Panalpina Welttransport Holding AG	956	52,994
Rieter Holding AG	547	87,882
Roche Holding AG	14,602	2,229,365
SGS S.A.	121	125,053
Swatch Group AG (The)	1,464	200,546
Swiss Reinsurance	18,597	878,874
Swisscom AG	2,310	736,830
Swissquote Group Holding S.A.	1,741	60,522
Syngenta AG	1,183	222,740
Tecan Group AG	1,609	58,957
Vontobel Holding AG	7,844	162,135
Zurich Financial Services AG	6,737	1,436,838

Total Switzerland		17,242,728

United Kingdom—18.8%
Anglo American PLC	41,908	931,515
AstraZeneca PLC	55,044	2,221,447
Aviva PLC	120,450	675,390
BAE SYSTEMS PLC	238,117	1,289,813
BHP Billiton PLC	49,784	926,206
BP PLC	829,675	6,274,473
Brit Insurance Holdings PLC	24,635	77,922
British American Tobacco PLC	82,066	2,123,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA Fund

December 31, 2008

Investments	Shares	U.S. $ Value
British Energy Group PLC	27,687	$307,907
British Sky Broadcasting PLC	107,893	744,591
BT Group PLC	503,449	978,624
Cable & Wireless PLC	61,637	138,688
Cadbury PLC	90,603	788,752
Centrica PLC	338,912	1,296,141
Collins Stewart PLC	26,806	22,642
Compass Group PLC	199,700	987,689
Debenhams PLC	40,894	14,405
Diageo PLC	133,559	1,845,356
Electrocomponents PLC	24,460	49,674
Findel PLC	14,204	20,013
Friends Provident PLC	123,168	152,470
Galliford Try PLC	203,332	92,818
GlaxoSmithKline PLC	259,202	4,786,918
Hikma Pharmaceuticals PLC	19,189	96,561
Home Retail Group PLC	50,894	154,761
HSBC Holdings PLC	675,279	6,427,244
Imperial Tobacco Group PLC	34,432	915,836
Investec PLC	12,279	50,314
ITV PLC	124,825	71,338
J. Sainsbury PLC	119,439	564,112
Kingfisher PLC	135,054	262,135
Lavendon Group PLC	7,885	20,179
Legal & General Group PLC	694,668	767,047
Logica PLC	25,682	25,478
Luminar Group Holdings PLC	23,347	45,316
Man Group PLC	163,327	557,706
Marks & Spencer Group PLC	156,717	483,875
National Grid PLC	163,483	1,607,727
Next PLC	10,307	160,192
Old Mutual PLC	549,810	434,769
Paragon Group Cos. PLC	52,735	42,838
Pearson PLC	118,145	1,088,822
Pendragon PLC	339,967	8,065
Persimmon PLC	36,144	119,392
Prudential PLC	152,692	914,355
Reckitt Benckiser Group PLC	35,446	1,313,813
Reed Elsevier PLC	106,276	772,396
Rexam PLC	36,170	182,532
Rio Tinto PLC	13,127	281,213
Robert Walters PLC	18,826	27,608
Royal Dutch Shell PLC Class A	131,728	3,418,525
Royal Dutch Shell PLC Class B	92,269	2,289,708
RSA Insurance Group PLC	83,640	166,070
SABMiller PLC	53,416	893,171
Sage Group PLC (The)	204,214	499,135
Savills PLC	14,496	46,633
Scottish & Southern Energy PLC	16,317	285,505
Shore Capital Group PLC	40,760	8,058
Smith & Nephew PLC	25,172	158,698
Smiths Group PLC	66,747	849,295
Smiths News PLC	220,832	223,838
Standard Chartered PLC	68,927	867,123
Standard Life PLC	65,020	188,835
Tesco PLC	261,653	1,354,290
Thomson Reuters PLC	5,546	120,404
Tomkins PLC	66,632	117,834
Travis Perkins PLC	22,359	109,299
Trinity Mirror PLC	28,131	22,548
Unilever PLC	63,289	1,436,792
Vodafone Group PLC	2,919,822	5,835,186
Xstrata PLC	21,045	193,648

Total United Kingdom		63,227,501

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree DEFA Fund

December 31, 2008

Investments	Shares	U.S. $ Value
TOTAL COMMON STOCKS (Cost: $520,449,913)		$334,577,522

RIGHTS*—0.0%
Australia—0.0%
Envestra Ltd., expiring 2/06/09	23,408	1,061

Hong Kong—0.0%
China Overseas, expiring 1/21/09	3,041	1,091

Singapore—0.0%
DBS Group Holdings Ltd., expiring 1/20/09	26,000	54,138

TOTAL RIGHTS (Cost: $0)		56,290

TOTAL LONG-TERM INVESTMENTS (Cost: $520,449,913)		334,633,812

SHORT-TERM INVESTMENT—0.0%
MONEY MARKET FUND—0.0%
United States—0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(e) (Cost: $177,450)	177,450	177,450

TOTAL INVESTMENTS IN SECURITIES—99.7% (Cost: $520,627,363)(f)		334,811,262
Cash, Foreign Currency and Other Assets in Excess of Liabilities—0.3%		930,702

NET ASSETS—100.0%		$335,741,964

PPS	– Price Protected Shares.
RSP	– Risparmio Italian Savings Shares.
*	Non-income producing security.
(a)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, and may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At December 31, 2008 these securities amounted to $48,199 or 0.01% of net assets.

(c)	Escrow security – Additional shares that were issued as a result of a corporate action.
(d)	VVPR Strip – Coupon, which when presented with the corresponding coupon of the share, benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
(e)	Rate shown represents annualized 7-day yield as of December 31, 2008.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree DEFA Fund

Sector Breakdown† as of 12/31/08‡

Financials	23.8%
Telecommunication Services	13.0%
Industrials	10.3%
Consumer Discretionary	9.7%
Utilities	9.5%
Energy	8.9%
Consumer Staples	8.8%
Health Care	7.9%
Materials	5.3%
Information Technology	2.5%
Other	0.3%
†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree DEFA High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.3%
Australia—12.9%
A.B.C. Learning Centres Ltd.	138,653	$52,201
AGL Energy Ltd.	5,629	59,888
Alumina Ltd.	33,337	32,307
Amcor Ltd.	34,754	140,537
AMP Ltd.	71,101	268,678
APA Group(a)	20,123	42,089
Aristocrat Leisure Ltd.	13,633	36,879
ASX Ltd.	7,462	173,243
Australia & New Zealand Banking Group Ltd.	97,172	1,035,872
Australian Wealth Management Ltd.	8,795	6,745
AXA Asia Pacific Holdings Ltd.	35,345	121,734
Babcock & Brown Infrastructure Group(a)	80,265	6,156
Bendigo and Adelaide Bank Ltd.	4,165	31,942
Billabong International Ltd.	12,888	70,536
BlueScope Steel Ltd.	45,349	110,661
Boral Ltd.	22,194	71,488
Bradken Ltd.	564	1,077
Brambles Ltd.	36,903	190,907
Caltex Australia Ltd.	8,864	44,434
Challenger Financial Services Group Ltd.	52,361	71,187
Coca-Cola Amatil Ltd.	35,212	225,613
Coffey International Ltd.	28,628	31,935
Commonwealth Bank of Australia	63,754	1,284,584
ConnectEast Group(a)	91,675	35,154
Consolidated Media Holdings Ltd.	6,654	8,722
CSR Ltd.	52,670	64,630
David Jones Ltd.	10,630	23,568
FairFax Media Ltd.	79,689	90,839
FKP Property Group	2,754	970
Flight Centre Ltd.	253	1,376
Foster’s Group Ltd.	76,386	292,910
Goodman Fielder Ltd.	14,668	13,601
GRD Ltd.	80,977	15,808
GUD Holdings Ltd.	627	2,618
Harvey Norman Holdings Ltd.	18,705	34,559
Insurance Australia Group Ltd.	85,337	231,443
Invocare Ltd.	2,565	9,210
IOOF Holdings Ltd.	5,045	13,366
Iress Market Technology Ltd.	2,280	8,187
Lend Lease Corp. Ltd.	29,534	148,256
Lend Lease Primelife Ltd.	102,002	14,579
Lion Nathan Ltd.	23,547	134,947
Macquarie Airports(a)	67,222	112,481
Macquarie Group Ltd.	23,120	464,396
Minara Resources Ltd.	48,909	9,718
National Australia Bank Ltd.	88,744	1,291,275
Navitas Ltd.	7,754	12,975
Octaviar Ltd.	16,446	11,351
Pacific Brands Ltd.	10,943	3,281
PMP Ltd.	33,922	11,825
Perpetual Ltd.	2,722	70,389
Primary Health Care Ltd.	2,947	10,068
Qantas Airways Ltd.	145,608	266,992
QBE Insurance Group Ltd.	37,210	669,584
Ridley Corp., Ltd.	11,500	6,414
Service Stream Ltd.	41,566	20,141
Seven Network Ltd.	21,683	107,333
SIMS Metal Management Ltd.	10,019	121,124
Skilled Group Ltd.	15,900	15,852
SMS Management & Technology Ltd.	727	907
Sonic Healthcare Ltd.	13,016	132,128
STW Communications Group Ltd.	8,961	4,248

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Suncorp-Metway Ltd.	38,315	$224,391
Sunland Group Ltd.	4,520	2,348
TABCORP Holdings Ltd.	50,841	247,770
Tatts Group Ltd.	56,826	110,537
Telstra Corp. Ltd.	550,959	1,471,212
Toll Holdings Ltd.	19,450	83,669
Transfield Services Ltd.	7,208	9,146
Transurban Group(a)	41,041	154,514
United Group Ltd.	13,663	78,588
Washington H. Soul Pattinson & Co., Ltd.	19,658	128,147
Wesfarmers Ltd.	25,845	324,344
Wesfarmers Ltd. (PPS)	7,347	92,202
West Australian Newspapers Holdings Ltd.	15,499	59,973
Westpac Banking Corp.	130,787	1,547,404
WHK Group Ltd.	57,807	35,870
Woolworths Ltd.	36,381	676,480

Total Australia		13,844,513

Austria—0.1%
Bank Austria Creditanstalt AG(b)	3,058	—
Oesterreichische Post AG	2,751	92,159
Telekom Austria AG	3,151	45,114
Wienerberger AG	197	3,259

Total Austria		140,532

Belgium—1.4%
Anheuser-Busch InBev N.V.	33,080	184
Anheuser-Busch InBev N.V.*(c)	32,904	758,339
Belgacom S.A.	11,630	441,824
Cofinimmo	556	73,051
Compagnie Maritime Belge S.A.	2,347	58,724
Dexia N.V.	38,922	173,131
Melexis N.V.	711	4,942
Mobistar S.A.	217	15,577

Total Belgium		1,525,772

Denmark—0.5%
Bang & Olufsen A/S Class B	1,966	21,662
D/S Norden	2,700	92,275
Danske Bank A/S	20,796	201,954
TrygVesta A/S	4,208	257,762

Total Denmark		573,653

Finland—1.6%
Ahlstrom Oyj	4,767	44,065
Amer Sports Oyj Class A	3,238	24,125
Comptel PLC	20,707	19,861
Finnair Oyj	4,814	32,722
Fiskars Oyj Abp Class A	2,541	24,584
Huhtamaki Oyj	10,782	65,945
Kesko Oyj Class B	1,500	37,114
Metso Oyj	4,480	53,058
Neste Oil Oyj	2,663	39,164
Orion Oyj Class B	3,401	57,062
Outokumpu Oyj	4,354	50,113
PKC Group Oyj	6,787	30,661
Pohjola Bank PLC	6,463	87,593
Ramirent Oyj	9,408	42,502
Rapala VMC Oyj	9,418	45,558
Rautaruukki Oyj	6,206	104,900
Sampo Oyj Class A	17,388	320,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Sanoma Oyj	5,501	$70,426
Stora Enso Oyj Class R	20,751	159,224
Talentum Oyj	9,827	25,544
UPM-Kymmene Oyj	13,569	169,754
Uponor Oyj	7,020	75,138
Wartsila Oyj	3,291	96,113

Total Finland		1,675,239

France—22.1%
ABC Arbitrage	6,797	46,768
Accor S.A.	3,827	186,775
Air France-KLM	5,816	74,135
Assystem	7,370	56,960
AXA S.A.	87,491	1,927,017
BNP Paribas	36,824	1,548,412
Bouygues S.A.	6,848	287,476
Canal Plus	6,874	39,367
Cie de Saint-Gobain S.A.	12,870	601,012
CNP Assurances S.A.	1,953	140,788
Credit Agricole S.A.	113,618	1,263,477
Etablissements Maurel et Prom	1,177	13,383
Euler Hermes S.A.	3,466	168,964
Fimalac	538	16,752
Fonciere Des Regions	1,375	93,655
France Telecom S.A.	134,542	3,732,920
GDF Suez	44,986	2,208,969
GFI Informatique	5,652	20,191
ICADE	360	29,775
Imerys S.A.	1,432	64,683
IMS-Intl Metal Service	2,396	30,808
Klepierre	4,033	98,106
Lafarge S.A.	4,371	263,390
Legrand S.A.	2,641	50,148
M6-Metropole Television	5,115	98,439
Manitou BF S.A.	7,928	89,816
Natixis	33,832	58,785
Neopost S.A.	1,134	102,193
Nexity	4,124	63,631
NRJ Group	3,895	28,533
PagesJaunes Groupe	15,075	147,314
Peugeot S.A.	6,861	115,876
PPR	4,904	317,663
Rallye S.A.	2,347	52,525
Renault S.A.	12,710	327,733
Sanofi-Aventis S.A.	46,421	2,929,548
Schneider Electric S.A.	6,382	470,179
SCOR SE	7,856	178,710
Sequana	4,275	25,731
Societe BIC S.A.	525	30,045
Societe Immobiliere de Location pour l’Industrie et le Commerce	432	39,957
Societe Television Francaise 1	8,748	126,952
TOTAL S.A.	65,864	3,562,375
Trigano S.A.	1,352	8,307
Valeo S.A.	3,681	54,315
Vallourec	886	99,758
VINCI S.A.	8,508	354,796
Vivendi	41,277	1,334,877
Zodiac S.A.	1,825	65,958

Total France		23,647,947

Germany—8.6%
Allianz SE	11,935	1,244,268
BASF SE	24,015	925,683

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Comdirect Bank AG	2,078	$17,851
Commerzbank AG	6,083	56,146
Daimler AG	22,461	833,624
Deutsche Bank AG	18,071	699,078
Deutsche Lufthansa AG	21,281	331,019
Deutsche Post AG	37,441	619,853
Deutsche Telekom AG	171,000	2,555,259
HCI Capital AG	6,868	18,139
Indus Holding AG	842	15,684
MLP AG	1,430	19,480
MPC Muenchmeyer Petersen Capital AG	624	7,720
Muenchener Rueckversicherungs AG	4,731	729,972
Norddeutsche Affinerie AG	1,004	39,077
RWE AG	12,248	1,084,513
Vivacon AG	3,051	16,540

Total Germany		9,213,906

Hong Kong—1.7%
BOC Hong Kong Holdings Ltd.	322,341	365,172
CLP Holdings Ltd.	79,524	539,723
Hang Seng Bank Ltd.	36,918	484,447
HongKong Electric Holdings Ltd.	59,018	331,254
PCCW Ltd.	60,048	28,667
Shenzhen Investment Ltd.	82,000	14,601

Total Hong Kong		1,763,864

Ireland—0.1%
C&C Group PLC	17,580	35,434
Greencore Group PLC	409	534
Independent News & Media PLC	99,908	58,328

Total Ireland		94,296

Italy—10.2%
ACEA SpA	411	5,505
Alleanza Assicurazioni SpA	23,101	185,765
Arnoldo Mondadori Editore SpA	23,447	113,503
Banca Intermobiliare SpA	5,374	20,916
Banca Monte dei Paschi di Siena SpA	367,875	780,342
Banca Popolare di Milano S.c.r.l.	1,195	6,948
Benetton Group SpA	1,824	15,466
Cairo Communication SpA	25,213	71,847
Credito Artigiano SpA	30,121	83,028
Credito Emiliano SpA	1,102	5,679
Enel SpA	253,237	1,591,974
ENI SpA	113,529	2,641,754
Fondiaria-Sai SpA RSP	3,853	44,454
Gemina SpA	85,402	43,568
Gruppo Editoriale L’Espresso SpA	44,831	72,163
Industria Macchine Automatiche SpA	3,683	67,885
Intesa Sanpaolo SpA	618,898	2,183,007
Intesa Sanpaolo SpA RSP	16,651	41,778
Lottomatica SpA	1,976	48,343
MARR SpA	2,567	19,269
Mediaset SpA	40,030	225,496
Mediobanca SpA	11,844	118,786
Mediolanum SpA	6,577	27,701
Milano Assicurazioni SpA	22,938	70,227
Panariagroup Industrie Ceramiche SpA	13,385	41,863
Parmalat SpA	40,189	65,082
Piaggio & C. SpA	25,817	45,217
Piccolo Credito Valtellinese S.c.r.l.	60	584
Pirelli & C Real Estate SpA	5,845	32,946

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Premuda SpA	40,777	$60,820
Recordati SpA	8,761	47,069
Snam Rete Gas SpA	73,950	407,065
Societa Cattolica di Assicurazioni S.c.r.l.	2,747	95,920
Sogefi SpA	22,529	38,832
Telecom Italia SpA	534,536	854,486
Telecom Italia SpA RSP	146,638	160,825
Terna Rete Elettrica Nazionale SpA	62,864	204,042
Unione di Banche Italiane SCPA	21,714	310,589
Unipol Gruppo Finanziario SpA	54,149	81,668

Total Italy		10,932,412

Japan—0.7%
Arnest One Corp.	3,100	6,737
Daiken Corp.	8,000	18,003
Idec Corp./Japan	6,100	61,639
Nissan Motor Co., Ltd.	70,800	249,928
Oracle Corp.	2,600	110,998
Pacific Metals Co., Ltd.	3,000	14,661
Right On Co., Ltd.	1,400	22,564
Ryoyo Electro Corp.	2,300	19,993
Sinanen Co., Ltd.	12,000	55,069
Tokyu Livable, Inc.	4,600	21,871
TonenGeneral Sekiyu K.K.	12,000	118,478
Uniden Corp.	2,000	3,067
United Arrows Ltd.	6,600	50,237

Total Japan		753,245

Netherlands—1.0%
Ballast Nedam N.V. CVA	1,139	21,897
Beter BED Holding N.V.	219	2,591
Brunel International	2,371	28,014
Heijmans N.V. CVA	3,066	14,490
Koninklijke BAM Groep N.V.	2,609	23,247
Koninklijke KPN N.V.	57,042	823,043
Macintosh Retail Group N.V.	1,515	13,689
OCE N.V.	4,499	19,637
Randstad Holding N.V.	3,675	74,328
Smit Internationale N.V.	27	1,317
Wavin N.V.	2,946	9,542

Total Netherlands		1,031,795

New Zealand—0.5%
Air New Zealand Ltd.	159,549	89,511
Auckland International Airport Ltd.	51,547	48,801
Contact Energy Ltd.	3,478	14,899
Fisher & Paykel Appliances Holdings Ltd.	11,741	9,263
Fletcher Building Ltd.	20,079	67,354
Nuplex Industries Ltd.	1,740	3,051
PGG Wrightson Ltd.	7,322	5,520
Pumpkin Patch Ltd.	29,884	16,591
Sky City Entertainment Group Ltd.	3,129	5,705
Telecom Corp. of New Zealand Ltd.	118,138	158,101
Vector Ltd.	20,265	23,804
Warehouse Group Ltd. (The)	39,423	81,097

Total New Zealand		523,697

Norway—0.4%
ABG Sundal Collier Holding ASA	56,000	31,191
Acta Holding ASA	36,500	13,032
Aker ASA Class A	1,120	21,913

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
DnB NOR ASA	41,624	$160,502
Ekornes ASA	1,150	11,004
SpareBank 1 SMN	6,900	29,760
Sparebank 1 SR Bank	2,000	9,283
Sparebanken 1 Nord-Norge	3,500	21,993
Veidekke ASA	25,360	80,765

Total Norway		379,443

Portugal—0.5%
Banco BPI, S.A.	12,743	30,998
Banco Espirito Santo, S.A.	2,879	26,773
Banif SGPS, S.A.	11,859	17,968
Portugal Telecom, SGPS, S.A.	50,293	424,352
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.	3,860	5,097

Total Portugal		505,188

Singapore—1.8%
Chip Eng Seng Corp. Ltd.	2,000	264
ComfortDelgro Corp. Ltd.	49,000	49,315
DBS Group Holdings Ltd.	59,000	344,807
Jaya Holdings Ltd.	32,000	6,330
MobileOne Ltd.	8,000	8,218
Rickmers Maritime	99,000	26,799
Singapore Airport Terminal Services Ltd.	32,000	31,095
Singapore Exchange Ltd.	32,000	112,830
Singapore Petroleum Co., Ltd.	13,000	20,482
Singapore Post Ltd.	86,000	47,454
Singapore Press Holdings Ltd.	44,000	94,978
Singapore Telecommunications Ltd.	423,900	750,265
SMRT Corp., Ltd.	64,000	73,295
Stamford Land Corp. Ltd.	178,000	32,122
StarHub Ltd.	26,640	35,871
United Overseas Bank Ltd.	34,000	304,897
UOB Kay Hian Holdings Ltd.	32,000	21,100

Total Singapore		1,960,122

Spain—7.5%
ACS, Actividades de Construccion y Servicios, S.A.	6,784	307,893
Antena 3 de Television, S.A.	32,372	193,044
Banco Bilbao Vizcaya Argentaria, Chile, S.A.	115,467	1,389,972
Banco Espanol de Credito, S.A.	10,817	121,492
Banco Popular Espanol, S.A.	27,991	236,566
Banco de Sabadell, S.A.	15,956	107,571
Banco Santander, S.A.	214,513	2,006,281
Bolsas y Mercados Espanoles	2,560	65,441
Cementos Portland Valderrivas, S.A.	1,719	59,021
Fomento de Construcciones y Contratas S.A.	2,568	83,280
Gestevision Telecinco, S.A.	22,958	240,941
Iberia Lineas Aereas de Espana	105,321	289,875
Renta Corp Real Estate S.A.	5,095	13,031
Telefonica, S.A.	106,308	2,342,209
Union Fenosa, S.A.	17,982	443,177
Uralita, S.A.	11,520	67,897

Total Spain		7,967,691

Sweden—3.1%
AB SKF Class B	12,004	117,263
AB Volvo Class A	17,800	98,364
AB Volvo Class B	72,513	393,377
Axfood AB	1,652	34,991

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Bilia AB Class A	3,801	$7,739
Boliden AB	12,400	27,911
Brostrom AB Class B	4,800	33,839
D. Carnegie & Co. AB	14,478	32,589
Electrolux AB Series B	10,700	90,317
Eniro AB	7,800	10,554
Fabege AB	7,660	29,059
Hennes & Mauritz AB Class B	16,950	654,813
Haldex AB	1,603	5,412
Hemtex AB	5,542	10,197
Holmen AB Class B	2,978	72,869
Industrivarden AB Class A	2,000	14,479
JM AB	1,500	8,156
Kungsleden AB	20,622	140,819
Mekonomen AB	3,853	34,106
NCC AB Class B	4,900	30,920
Nordea Bank AB	78,618	543,808
Rederi AB Transatlantic	4,658	18,731
Scania AB Class A	7,800	75,949
Scania AB Class B	8,200	80,621
Securitas AB Class B	5,400	43,874
Skandinaviska Enskilda Banken AB Class A	6,289	48,313
Skandinaviska Enskilda Banken AB Class C	1,950	13,562
Skanska AB Class B	12,804	125,483
Svenska Cellulosa AB Class A	2,200	18,639
Svenska Cellulosa AB Class B	17,866	150,805
Svenska Handelsbanken AB Class A	17,204	274,117
Svenska Handelsbanken AB Class B	1,393	21,667
Swedbank AB Class A	7,430	41,717
Trelleborg AB Class B	5,300	32,304
Wihlborgs Fastigheter AB	2,100	26,556

Total Sweden		3,363,920

Switzerland—2.9%
Ciba Holding AG*	4,171	195,941
Credit Suisse Group AG	36,153	968,065
Mobilezone Holding AG	4,998	31,650
Rieter Holding AG	78	12,532
Swiss Reinsurance	11,157	527,267
Swisscom AG	1,587	506,212
Vontobel Holding AG	2,997	61,948
Zurich Financial Services AG	3,475	741,133

Total Switzerland		3,044,748

United Kingdom—21.7%
Aga Rangemaster Group PLC	8,540	8,840
Amlin PLC	19,636	100,928
AstraZeneca PLC	35,213	1,421,114
Aviva PLC	114,452	641,758
Beazley Group PLC	38,500	75,004
Bellway PLC	3,781	32,617
BP PLC	456,105	3,449,325
Braemar Seascope Group PLC	5,636	19,772
Brewin Dolphin Holdings PLC	14,481	21,705
Brit Insurance Holdings PLC	23,209	73,411
British American Tobacco PLC	47,665	1,233,547
British Energy Group PLC	18,252	202,980
BT Group PLC	299,683	582,535
Cable & Wireless PLC	32,598	73,348
Cadbury PLC	24,479	213,104
Carpetright PLC	2,913	14,659
Centrica PLC	97,858	374,250
Chaucer Holdings PLC	24,129	17,346

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree DEFA High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Chesnara PLC	16,387	$31,276
Clarkson PLC	1,889	9,370
Close Brothers Group PLC	10,391	79,031
Collins Stewart PLC	49,960	42,200
Debenhams PLC	112,384	39,587
Devro PLC	27,426	31,348
Electrocomponents PLC	41,666	84,616
Enterprise Inns PLC	6,893	5,500
Findel PLC	4,648	6,549
Friends Provident PLC	86,812	107,465
Galliford Try PLC	108,383	49,475
GKN PLC	27,867	38,864
GlaxoSmithKline PLC	151,142	2,791,276
HMV Group PLC	7,937	12,324
Holidaybreak PLC	1,974	5,549
Home Retail Group PLC	32,265	98,113
HSBC Holdings PLC	392,697	3,737,653
IMI PLC	2,569	10,037
Investec PLC	19,993	81,923
ITV PLC	214,726	122,717
Jardine Lloyd Thompson Group PLC	3,647	22,966
John Menzies PLC	14,066	21,588
Kingfisher PLC	63,216	122,700
Ladbrokes PLC	55,166	146,733
Lavendon Group PLC	15,201	38,902
Legal & General Group PLC	182,066	201,036
Logica PLC	138,098	137,000
Luminar Group Holdings PLC	11,602	22,519
Man Group PLC	15,047	51,380
Marks & Spencer Group PLC	50,316	155,354
Mondi PLC	19,331	56,629
National Grid PLC	78,443	771,425
Next PLC	4,202	65,308
Northgate PLC	3,510	3,861
Old Mutual PLC	313,209	247,674
Pearson PLC	30,960	285,327
Pendragon PLC	85,302	2,024
Persimmon PLC	45,718	151,017
Rentokil Initial PLC	155,452	98,341
Rexam PLC	8,604	43,420
Royal & Sun Alliance Insurance Group PLC	75,678	150,261
Savills PLC	4,125	13,270
Scottish & Southern Energy PLC	27,991	489,770
Smiths Group PLC	17,441	221,921
Smiths News PLC	28,090	28,472
Standard Life PLC	37,861	109,958
Tate & Lyle PLC	4,608	26,550
Telecom Plus PLC	5,776	25,412
Thomson Reuters PLC	9,248	200,774
Tomkins PLC	49,255	87,104
Travis Perkins PLC	5,446	26,622
Trinity Mirror PLC	31,174	24,987
UTV Media PLC	11,593	18,335
Vodafone Group PLC	1,624,181	3,245,883

Total United Kingdom		23,255,639

TOTAL COMMON STOCKS (Cost: $176,548,302)		106,197,622

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree DEFA High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
RIGHTS*—0.1%
Singapore—0.1%
DBS Group Holdings Ltd., expiring 1/20/09 (Cost: $0)	29,500	$61,426

TOTAL LONG-TERM INVESTMENTS (Cost: $176,548,302)		106,259,048

SHORT-TERM INVESTMENT—0.2%
MONEY MARKET FUND—0.2%
United States – 0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(d) (Cost: $224,020)	224,020	224,020

TOTAL INVESTMENTS IN SECURITIES—99.6% (Cost: $176,772,322)(e)		106,483,068
Cash, Foreign Currency and Other Assets in Excess of Liabilities—0.4%		454,963

NET ASSETS—100.0%		$106,938,031

PPS	– Price Protected Shares.
RSP	– Risparmio Italian Savings Shares.
*	Non-income producing security.
(a)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Escrow Security – Additional shares that were issued as a result of a corporate action.
(c)	VVPR Strip – Coupon, which when presented with the corresponding coupon of the share, benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2008.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree DEFA High-Yielding Equity Fund

Sector Breakdown† as of 12/31/08‡

Financials	34.4%
Telecommunication Services	17.1%
Energy	9.4%
Consumer Discretionary	8.4%
Utilities	8.2%
Industrials	7.6%
Health Care	6.9%
Consumer Staples	4.0%
Materials	2.9%
Information Technology	0.5%
Other	0.6%
†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree Europe Total Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.6%
Austria—0.6%
Andritz AG	97	$2,449
AT&S Austria Technologie & Systemtechnik AG(a)	376	1,720
Bank Austria Creditanstalt AG(a)	480	—
BWT AG	263	4,021
Erste Group Bank AG	178	4,008
Flughafen Wien AG	91	4,016
Oesterreichische Post AG	264	8,844
OMV AG	760	19,777
Palfinger AG	269	4,203
POLYTEC Holding AG	720	2,302
Raiffeisen International Bank Holding AG	70	1,878
Telekom Austria AG	1,177	16,852
Uniqa Versicherungen AG	401	10,067
Verbund—Oesterreichische Elektrizitatswirtschafts AG Class A	399	18,059
voestalpine AG	328	6,857
Wiener Staedtische AG	127	4,258
Wienerberger AG	553	9,148
Zumtobel AG	726	5,631

Total Austria		124,090

Belgium—1.6%
Anheuser-Busch InBev N.V.	3,928	90,529
Anheuser-Busch InBev N.V.*(b)	3,600	20
Barco N.V.	203	5,051
Bekaert S.A.	85	5,709
Belgacom S.A.	2,156	81,907
Cofinimmo	15	1,971
Compagnie Maritime Belge S.A.	359	8,983
Delhaize Group	222	13,640
Dexia N.V.	6,566	29,207
Euronav N.V.	539	7,350
Groep Colruyt S.A.	76	16,243
Mobistar S.A.	422	30,292
Omega Pharma S.A.	119	4,466
Recticel S.A.	128	726
Solvay S.A.	270	19,910
UCB S.A.	668	21,635
Umicore	424	8,293

Total Belgium		345,932

Denmark—0.6%
A/S Dampskibsselskabat Torm	616	6,557
Auriga Industries Class B	81	1,369
Bang & Olufsen A/S Class B	200	2,204
Carlsberg A/S Class B	175	5,597
D/S Norden	200	6,835
Dalhoff Larsen & Horneman A/S Class B	600	2,913
Danisco A/S	50	2,003
Danske Bank A/S	3,003	29,163
H. Lundbeck A/S	401	8,238
Novo-Nordisk A/S Class B	1,032	52,230
Novozymes A/S Class B	50	3,903
Sjaelso Gruppen	394	1,508
Sydbank A/S	50	600
TrygVesta A/S	75	4,594

Total Denmark		127,714

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe Total Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Finland—2.3%
Ahlstrom Oyj	10	$92
Amer Sports Oyj	28	209
Cargotec Corp. Class B	40	450
Citycon Oyj	1,486	3,470
Comptel PLC	859	824
Elisa Oyj	907	15,508
Finnair Oyj	1,870	12,711
Fortum Oyj	2,093	44,310
Huhtamaki Oyj	45	275
KCI Konecranes Oyj	468	7,859
Kemira Oyj	606	5,004
Kesko Oyj Class B	300	7,423
Kone Oyj Class B	187	4,037
Metso Oyj	606	7,177
M-real Oyj Class B	354	340
Neste Oil Oyj	842	12,383
Nokia Oyj	10,085	155,607
Nokian Renkaat Oyj	377	4,145
Orion Oyj Class B	118	1,980
Outokumpu Oyj Class A	739	8,506
PKC Group Oyj	135	610
Pohjola Bank PLC	606	8,213
Ramirent Oyj	788	3,560
Rautaruukki Oyj	1,125	19,016
Sampo Oyj Class A	3,138	57,753
Sanoma Oyj	581	7,438
Stora Enso Oyj Class R	3,392	26,027
Technopolis PLC	492	1,970
Teleste Oyj	1,306	4,067
UPM-Kymmene Oyj	3,662	45,813
Uponor Oyj	750	8,028
Wartsila Oyj	305	8,908
YIT Oyj	606	3,858

Total Finland		487,571

France—22.7%
ABC Arbitrage	1,240	8,532
Accor S.A.	1,617	78,917
Aeroports de Paris	308	20,717
Air France-KLM	1,878	23,938
Air Liquide S.A.	1,011	91,979
Alstom S.A.	65	3,793
Altamir Amboise	1,617	5,687
April Group	1,373	34,545
Assystem	3,642	28,148
Avenir Telecom	4,831	2,888
AXA S.A.	12,322	271,395
BNP Paribas	5,395	226,853
Bouygues S.A.	1,047	43,953
Cap Gemini S.A.	269	10,283
Carbone Lorraine	34	841
Carrefour S.A.	2,272	86,913
Casino Guichard Perrachon S.A.	655	49,439
Christian Dior S.A.	644	36,031
Cie de Saint-Gobain S.A.	1,918	89,569
CNP Assurances S.A.	906	65,312
Compagnie Generale des Etablissements Michelin Class B	610	31,857
Credit Agricole S.A.	15,701	174,601
Electricite de France	3,739	215,692
Eramet	9	1,726
Etablissements Maurel et Prom	544	6,186
Euler Hermes S.A.	473	23,058
Fimalac	195	6,072

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe Total Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Fonciere Des Regions	139	$9,468
France Telecom S.A.	20,598	571,498
Gaz de France	6,875	337,586
GFI Informatique	1,683	6,012
Groupe Danone	1,515	90,934
Groupe Steria SCA	326	3,612
Haulotte Group	847	5,239
Hermes International	9	1,251
ICADE	91	7,526
Imerys S.A.	92	4,156
IMS-Intl Metal Service	349	4,487
Ipsen	755	29,375
Klepierre	141	3,430
LaCie S.A.	776	2,147
Lafarge S.A.	811	48,870
Lagardere SCA	991	39,949
Legrand S.A.	830	15,760
L’Oreal S.A.	1,114	96,472
LVMH Moet Hennessy Louis Vuitton S.A.	1,029	68,327
M6-Metropole Television	398	7,660
Manitou BF S.A.	612	6,933
Natixis	8,783	15,261
Neopost S.A.	135	12,166
Nexans S.A.	70	4,140
Nexity	623	9,613
NRJ Group	1,742	12,761
PagesJaunes Groupe	2,029	19,827
Pernod-Ricard S.A.	103	7,584
Peugeot S.A.	918	15,504
PPR	776	50,266
Publicis Groupe	111	2,838
Renault S.A.	2,018	52,035
Saft Groupe S.A.*	61	1,637
Sanofi-Aventis S.A.	7,030	443,651
Schneider Electric S.A.	938	69,105
SCOR SE	278	6,324
Sechilienne-Sidec	455	20,239
Societe Des Autoroutes Paris-Rhin-Rhone	174	12,033
Societe Fonciere Financiere et de Participations FFP	150	4,837
Societe Generale	1,005	50,292
Societe Television Francaise 1	1,157	16,791
Technip S.A.	213	6,458
Thales S.A.	591	24,506
TOTAL S.A.	9,934	537,298
Trigano S.A.	71	436
Valeo S.A.	387	5,710
Vallourec	114	12,836
Veolia Environnement S.A.	1,558	48,078
Vinci S.A.	2,057	85,780
Vivendi S.A.	6,929	224,080
Wendel	191	9,399
Zodiac S.A.	285	10,300

Total France		4,791,402

Germany—11.5%
Aareal Bank AG	399	3,189
adidas AG	587	22,145
Allianz SE	1,852	193,078
Altana AG	873	15,776
BASF SE	3,427	132,097
Bayer AG	1,827	105,521
Bayerische Motoren Werke AG	1,582	47,522
Beate Uhse AG	2,484	2,037
Beiersdorf AG	409	23,878

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe Total Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Celesio AG	948	$25,565
Cenit AG	617	2,830
Comdirect Bank AG	781	6,709
Commerzbank AG	2,509	23,158
Continental AG ACQ*	378	38,394
Daimler Chrysler AG	3,638	135,021
Deutsche Bank AG	3,093	119,653
Deutsche Boerse AG	561	39,615
Deutsche Lufthansa AG	2,903	45,155
Deutsche Post AG	4,604	76,221
Deutsche Postbank AG	493	10,622
Deutsche Telekom AG	27,640	413,025
E.ON AG	5,163	204,109
Fraport AG Frankfurt Airport Services Worldwide	37	1,590
Fresenius Medical Care AG & Co. KGaA	1,123	51,998
H&R WASAG AG	311	4,712
HCI Capital AG	103	272
HeidelbergCement AG(c)	108	4,759
Heidelberger Druckmaschinen AG	550	4,625
Highlight Communications AG	127	883
Hochtief AG	107	5,316
IDS Scheer AG	762	6,355
Indus Holding AG	56	1,043
K+S AG	86	4,778
Kontron AG	210	2,122
Linde AG	194	16,140
MAN AG	550	29,602
Merck KGAA	91	8,160
Metro AG	348	13,820
MLP AG	397	5,408
MPC Muenchmeyer Petersen Capital AG	55	680
Muenchener Rueckversicherungs AG	710	109,550
Pfleiderer AG	169	1,550
Praktiker Bau-und Heimwerkermaerkte AG	146	1,583
RWE AG	1,748	154,779
Salzgitter AG	63	4,817
SAP AG	786	27,577
Siemens AG	1,802	131,957
ThyssenKrupp AG	1,496	39,428
Vivacon AG	2,205	11,954
Volkswagen AG	225	78,190
Wacker Chemie AG	63	6,543
Wincor Nixdorf AG	102	4,780

Total Germany		2,420,291

Ireland—0.3%
C&C Group PLC	1,010	2,036
CRH PLC	1,241	30,792
DCC PLC	169	2,420
FBD Holdings PLC	1,120	11,381
FBD Holdings PLC Class A	1,874	26
Fyffes PLC	3,999	1,390
Glanbia PLC	640	1,904
Independent News & Media PLC	2,214	1,293
Kerry Group PLC Class A	193	3,514
Kingspan Group PLC	1,426	6,026
Smurfit Kappa Group PLC	788	1,988

Total Ireland		62,770

Italy—9.8%
A2A SpA	19,751	34,895
AcegasAps SpA	288	1,973
Actelios SpA	87	369

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe Total Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Alleanza Assicurazioni SpA	4,530	$36,428
Anima SGRpA	2,533	5,084
Arnoldo Mondadori Editore SpA	209	1,012
Assicurazioni Generali SpA	3,682	99,753
Atlantia SpA	1,804	32,850
Autostrada Torino-Milano SpA	305	2,315
Banca Carige SpA	11,041	26,091
Banca IFIS SpA	178	1,523
Banca Intermobiliare SpA	40	156
Banca Monte dei Paschi di Siena SpA	53,677	113,860
Banca Popolare dell’Etruria e del Lazio	1,127	6,266
Banca Popolare di Milano S.c.r.l.	1,563	9,087
Banco di Desio e della Brianza SpA	1,211	7,773
Benetton Group SpA	4	34
Cairo Communication SpA	3,964	11,296
Cofide SpA	4,058	2,084
Credito Artigiano SpA	2,062	5,684
Credito Emiliano SpA	1,299	6,695
Edison SpA	5,488	6,828
Enel SpA	38,123	239,660
Eni SpA	17,729	412,544
ERG SpA	523	6,187
Esprinet SpA	1,332	6,068
Fiat SpA	2,431	15,511
Fiat SpA RSP	634	2,675
Finmeccanica SpA	2,332	35,301
Fondiaria-Sai SpA	727	8,388
Gemina SpA	7,436	3,793
Gruppo Editoriale L’Espresso SpA	705	1,135
Gruppo MutuiOnline SpA	912	3,486
Ifil Investments SpA	4,972	12,489
Ifil Investments SpA RSP	2,189	5,021
Intesa Sanpaolo SpA	89,083	314,217
Intesa Sanpaolo SpA RSP	4,414	11,075
Luxottica Group SpA	2,020	35,576
Mediaset SpA	7,600	42,812
Mediobanca SpA	2,261	22,676
Mediolanum SpA	761	3,205
Meliorbanca SpA	1,138	4,647
Milano Assicurazioni SpA	855	2,618
Milano Assicurazioni SpA RSP	1,880	5,854
Nice SpA	1,735	4,221
Panariagroup Industrie Ceramiche SpA	2,339	7,315
Parmalat SpA	3,969	6,427
Piaggio & C SpA	6,468	11,328
Piccolo Credito Valtellinese S.c.r.l.	777	7,566
Pirelli & C Real Estate SpA	1,017	5,732
Pirelli & C SpA RSP	6,771	2,532
Premafin Finanziaria SpA	9,253	16,271
RCS MediaGroup SpA	1,993	2,693
Recordati SpA	6,197	33,294
SAES Getters SpA	194	1,613
SAES Getters SpA RSP	366	2,671
Safilo Group SpA	5,408	4,529
Saipem SpA	127	2,087
Saras SpA	2,059	6,869
Snam Rete Gas SpA	11,668	64,228
Societa Cattolica di Assicurazioni S.c.r.l.	176	6,146
Sogefi SpA	1,945	3,353
Telecom Italia SpA	77,178	123,373
Telecom Italia SpA RSP	22,996	25,221

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe Total Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Terna Rete Elettrica Nazionale SpA	18,214	$59,118
Unione di Banche Italiane SCPA	4,168	59,617
Unipol Gruppo Finanziario SpA	7,148	10,781

Total Italy		2,073,979

Netherlands—2.8%
Akzo Nobel N.V.	866	35,439
ASML Holding N.V.	470	8,330
Ballast Nedam N.V. CVA	435	8,363
Beter BED Holding N.V.	235	2,780
Brunel International	344	4,065
CSM N.V.	191	3,053
Draka Holding	325	2,955
European Aeronautic Defence & Space Co. EADS N.V.	1,482	24,782
Fugro N.V.	15	427
Heijmans N.V.	424	2,004
Heineken Holding N.V.	722	20,484
Heineken N.V.	655	19,940
Koninklijke Ahold N.V.	178	2,175
Koninklijke BAM Groep N.V.	455	4,054
Koninklijke Boskalis Westminster N.V. CVA	541	12,483
Koninklijke DSM N.V.	611	15,564
Koninklijke KPN N.V.	8,079	116,570
Koninklijke Philips Electronics N.V.	2,560	49,214
Koninklijke Wessanen N.V.	332	2,146
Macintosh Retail Group N.V.	250	2,259
OCE N.V.	873	3,810
Ordina N.V.	1,078	4,286
Randstad Holding N.V.	1,100	22,248
Reed Elsevier N.V.	1,835	21,477
SBM Offshore N.V.	906	11,774
TNT N.V.	1,123	21,480
Unilever N.V. CVA	6,046	145,729
USG People N.V.	479	6,139
Wavin N.V.	529	1,713
Wolters Kluwer N.V.	1,087	20,459

Total Netherlands		596,202

Norway—1.1%
ABG Sundal Collier Holding ASA	9,000	5,013
Acta Holding ASA	8,000	2,856
Aker ASA Class A	280	5,478
Aker Solutions ASA	500	3,213
DnB NOR ASA	6,606	25,473
Ekornes ASA	500	4,784
Fred Olsen Energy ASA	100	2,628
Norsk Hydro ASA	3,053	12,121
Norwegian Property ASA	2,000	1,737
Orkla ASA	3,005	19,505
Sparebank 1 SR Bank	1,933	8,972
SparebanK Midt-Norge	2,400	10,351
Sparebanken Nord-Norge	950	5,970
StatoilHydro ASA	5,429	88,311
Storebrand ASA	200	478
Telenor ASA	3,100	20,498
Yara International ASA	451	9,581

Total Norway		226,969

Portugal—0.8%
Banco BPI, S.A.	1,650	4,014
Banco Espirito Santo, S.A.	1,792	16,665
Banif SGPS, S.A.	1,473	2,232

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe Total Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Brisa-Auto-estradas de Portugal S.A.	1,899	$14,125
CIMPOR - Cimentos de Portugal SGPS, S.A.	990	4,789
EDP - Energias de Portugal, S.A.	10,139	37,983
Galp Energia, SGPS, S.A. Class B	190	1,896
Jeronimo Martins, SGPS, S.A.	1,199	6,617
Mota-Engil, SGPS, S.A.	830	2,711
Portucel-Empresa Produtora De Pasta E Papel, S.A.	2,020	4,349
Portugal Telecom, SGPS, S.A.	6,548	55,249
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.	2,050	2,707
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.	655	5,828
Sonae SGPS, S.A.	8,447	5,131
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	2,027	10,453

Total Portugal		174,749

Spain—8.8%
Abertis Infraestructuras S.A.	1,634	28,619
Acciona, S.A.	172	21,279
ACS, Actividades de Construccion y Servicios, S.A.	1,406	63,811
Adolfo Dominguez S.A.	166	1,569
Antena 3 de Television, S.A.	2,048	12,213
Banco Bilbao Vizcaya Argentaria, Chile, S.A.	16,078	193,544
Banco Espanol de Credito, S.A.	2,444	27,450
Banco Guipuzcoano, S.A.	2,263	17,710
Banco Popular Espanol, S.A.(c)	4,144	35,023
Banco Sabadell, S.A.	3,752	25,295
Banco Santander, S.A.	31,025	290,042
Bankinter, S.A.	1,987	17,428
Cementos Portland Valderrivas, S.A.	93	3,193
Cia Espanola De Petroleos, S.A.	336	31,573
Corporacion Financiera Alba, S.A.	260	9,849
Endesa S.A.(c)	2,791	110,957
Fomento de Construcciones y Contratas S.A.	457	14,820
Gas Natural SDG, S.A.	1,030	27,618
Gestevision Telecinco, S.A.	2,622	27,518
Grupo Catalana Occidente S.A.	1,493	30,113
Grupo Ferrovial S.A.	469	12,765
IBERDROLA, S.A.	12,489	113,537
Iberia Lineas Aereas de Espana	8,322	22,905
Inditex S.A.	2,014	87,710
Indra Sistemas S.A.	951	21,402
Mapfre S.A.	5,633	18,792
Prosegur Cia de Seguridad S.A.	54	1,759
Red Electric Corp. S.A.	399	19,967
Renta Corp. Real Estate S.A.	718	1,836
Repsol YPF, S.A.	3,847	80,748
Sacyr Vallehermoso, S.A.	1,543	13,663
Telefonica, S.A.	16,763	369,327
Union Fenosa, S.A.	2,903	71,546
Uralita, S.A.	1,390	8,192
Zardoya Otis, S.A.	752	13,265

Total Spain		1,847,038

Sweden—3.8%
AB SKF Class B	1,202	11,742
AB Volvo Class A	2,805	15,501
AB Volvo Class B	6,843	37,123
Alfa Laval AB	2,429	20,733
Assa Abloy AB Class B	1,202	13,452
Atlas Copco AB Class A	2,404	20,292
Atlas Copco AB Class B	1,804	13,573
Bilia AB Class A	1,049	2,136
Boliden AB	1,480	3,331
Bure Equity AB	600	1,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe Total Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Cardo AB	400	$5,792
Castellum AB	1,100	8,450
Connecta AB	400	2,028
D. Carnegie & Co. AB	1,799	4,049
Electrolux AB Series B	1,803	15,219
Eniro AB	4,403	5,958
Fabege AB	923	3,502
Getinge AB Class B	1,287	15,217
Gunnebo AB	400	784
H&M Hennes & Mauritz AB Class B	2,777	107,280
Haldex AB	379	1,280
Hemtex AB	1,000	1,840
Hexagon AB Class B	1,803	8,641
Holmen AB Class B	300	7,341
JM AB	500	2,719
Kinnevik Investment AB	1,115	8,883
Kungsleden AB	2,185	14,920
L E Lundbergforetagen AB Class B	300	11,533
Meda AB Class A	173	1,149
Mekonomen AB	300	2,656
NCC AB Class B	539	3,401
Nibe Industrier AB Class B	1,417	7,956
Nobia AB	1,600	3,399
Nordea Bank AB	12,012	83,088
Nordnet AB Class B	1,645	1,789
Q-Med AB	690	2,129
Rederi AB Transatlantic	551	2,216
Rezidor Hotel Group AB	1,600	3,804
Sandvik AB	3,604	22,331
Scania AB Class A	2,104	20,487
Scania AB Class B	2,404	23,636
Securitas AB Class B	1,202	9,766
Skandinaviska Enskilda Banken AB Class A	2,402	18,453
Skandinaviska Enskilda Banken AB Class C	300	2,087
Skanska AB Class B	1,402	13,740
SSAB Svenskt Stal AB Series A	903	7,765
Svenska Cellulosa Class B	2,003	16,907
Svenska Handelsbanken AB Class A	2,596	41,363
Swedbank AB Class A	2,402	13,486
Swedish Match AB	2	28
Telefonaktiebolaget LM Ericsson Class A	600	4,499
Telefonaktiebolaget LM Ericsson Class B	7,638	56,793
TeliaSonera AB	13,318	65,513
Trelleborg AB Class B	600	3,657

Total Sweden		797,291

Switzerland—7.3%
Adecco S.A.	487	16,371
Aryzta AG*	84	2,690
Baloise Holding AG	72	5,310
Bank Sarasin & Cie AG Class B	112	3,315
Ciba Holding AG*	676	31,756
Compagnie Financiere Richemont S.A. Class A	991	18,882
Credit Suisse Group AG	4,311	115,435
EFG International AG	166	2,917
Geberit AG	40	4,250
Givaudan S.A.	36	28,090
Helvetia Holding AG	24	5,161
Holcim Ltd.	718	40,678
Huber & Suhner AG	300	10,429
Julius Baer Holdings AG	297	11,156
Kudelski S.A.	779	8,175
Kuehne + Nagel International AG	414	26,275
Lonza Group AG	10	917

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe Total Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Mobilezone Holding AG	848	$5,370
Nestle S.A.	8,356	326,593
Nobel Biocare Holding AG	104	2,093
Novartis AG	6,095	301,787
Panalpina Welttransport Holding AG	98	5,432
Rieter Holding AG	42	6,748
Roche Holding AG	1,377	210,234
SGS S.A.	2	2,067
Sulzer AG	30	1,691
Swatch Group AG (The)	82	2,196
Swatch Group AG (The) Class B	127	17,397
Swiss Reinsurance	1,569	74,149
Swisscom AG	264	84,209
Swissquote Group Holding S.A.	300	10,429
Syngenta AG	75	14,121
Tecan Group AG	181	6,632
Vontobel Holding AG	672	13,890
Zurich Financial Services AG	606	129,245

Total Switzerland		1,546,090

United Kingdom—25.6%
AGA Rangemaster Group PLC	541	560
Anglo American PLC	2,446	54,369
AstraZeneca PLC	5,907	238,393
Aviva PLC	14,436	80,946
BAE SYSTEMS PLC	16,817	91,094
BBA Aviation PLC	2,553	2,533
Bellway PLC	1,099	9,481
BG Group PLC	2,559	35,210
BHP Billiton PLC	3,494	65,004
Big Yellow Group PLC	967	3,319
Bovis Homes Group PLC	1,727	9,938
BP PLC	71,967	544,254
Braemar Shipping Services PLC	757	2,656
Brewin Dolphin Holdings PLC	1,337	2,004
Brit Insurance Holdings PLC	1,993	6,304
British American Tobacco PLC	7,854	203,258
British Energy Group PLC	3,532	39,279
British Polythene Industries	2,248	6,060
British Sky Broadcasting PLC	8,225	56,762
BT Group PLC	57,940	112,626
Cable & Wireless PLC	7,544	16,975
Cadbury PLC	3,015	26,247
Centrica PLC	21,675	82,894
Chesnara PLC	1,807	3,449
Close Brothers Group PLC	2,121	16,132
Collins Stewart PLC	8,587	7,253
Compass Group PLC	9,311	46,051
Debenhams PLC	21,498	7,573
Diageo PLC	11,230	155,162
Electrocomponents PLC	3,691	7,496
Enterprise Inns PLC	1,247	995
Findel PLC	2,701	3,806
FirstGroup PLC	2,136	13,328
Friends Provident PLC	9,571	11,848
Galliford Try PLC	17,545	8,009
GKN PLC	1,112	1,551
GlaxoSmithKline PLC	22,759	420,311
Hays PLC	1,024	1,027
Helphire PLC	1,701	2,397
HMV Group PLC	3,061	4,753
Hogg Robinson Group PLC	6,894	493
Home Retail Group PLC	5,346	16,256
HSBC Holdings PLC	60,748	578,193

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe Total Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Hunting PLC	417	$2,506
Imperial Tobacco Group PLC	3,170	84,317
International Power PLC	334	1,154
Investec PLC	1,536	6,294
ITV PLC	11,853	6,774
J. Sainsbury PLC	4,403	20,795
James Fisher & Sons PLC	608	3,068
Kazakhmys PLC	1,669	5,543
Kier Group PLC	126	1,635
Kingfisher PLC	11,369	22,067
Lavendon Group PLC	653	1,671
Legal & General Group PLC	22,419	24,755
Logica PLC	3,429	3,402
Lookers PLC	5,897	1,929
Luminar Group Holdings PLC	1,511	2,933
Man Group PLC	4,139	14,133
Management Consulting Group PLC	7,941	2,483
Marks & Spencer Group PLC	14,156	43,708
Michael Page International PLC	108	333
Millennium & Copthorne Hotels PLC	175	562
Mondi PLC	1,403	4,110
National Grid PLC	11,776	115,808
New Star Asset Management Group PLC	4,989	135
Next PLC	639	9,931
Northgate PLC	992	1,091
Old Mutual PLC	47,162	37,294
Paragon Group Cos. PLC	4,634	3,764
Pearson PLC	6,902	63,609
Pendragon PLC	33,977	806
Persimmon PLC	3,482	11,502
Provident Financial PLC	3,992	49,360
Prudential PLC	10,980	65,751
Reckitt Benckiser Group PLC	2,082	77,170
Reed Elsevier PLC	6,737	48,963
Renishaw PLC	634	4,503
Rentokil Initial PLC	5,764	3,646
Rexam PLC	2,321	11,713
Rio Tinto PLC	1,238	26,521
Robert Walters PLC	2,203	3,231
Royal & Sun Alliance Insurance Group PLC	10,201	20,254
Royal Dutch Shell PLC Class A	11,745	304,799
Royal Dutch Shell PLC Class B	8,704	215,995
SABMiller PLC	4,403	73,623
Sage Group PLC (The)	13,966	34,135
Savills PLC	1,960	6,305
Scottish & Southern Energy PLC	4,142	72,474
Shore Capital Group PLC	7,842	1,550
Smiths Group PLC	254	3,232
Smiths News PLC	13,745	13,932
Standard Chartered PLC	4,779	59,494
Standard Life PLC	6,104	17,728
Sthree PLC	1,513	3,154
Tate & Lyle PLC	346	1,994
Tesco PLC	23,680	122,565
Thomson Reuters PLC	658	14,285
Tomkins PLC	3,925	6,941
Travis Perkins PLC	1,695	8,286
Trinity Mirror PLC	1,011	810
TT electronics PLC	4,784	2,407
TUI Travel PLC	2,738	9,192
Unilever PLC	5,200	118,051

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Europe Total Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
United Utilities Group PLC	1,252	$11,277
Venture Production PLC	169	1,034
Vodafone Group PLC	244,458	488,543
Xstrata PLC	227	2,089

Total United Kingdom		5,399,368

TOTAL COMMON STOCKS (Cost: $34,206,261)		21,021,456

RIGHTS*—0.0%
Sweden—0.0%
Bure Equity AB, expiring 1/23/09 (Cost: $0)	600	148

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.5%
MONEY MARKET FUND—0.5%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(d) (Cost: $99,121)(e)	99,121	99,121

TOTAL INVESTMENTS IN SECURITIES—100.1% (Cost: $34,305,382)(f)		21,120,725
Liabilities in Excess of Foreign Currency and Other Assets —(0.1)%		(16,882)

NET ASSETS —100.0%		$21,103,843

ACQ - As a result of an acquisition.

RSP-Risparmio Italian Savings Shares.

*	Non-income producing security.
(a)	Escrow Security-Additional shares issued as a result of a corporate action.
(b)	VVPR Strip-Coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
(c)	Security, or portion thereof, was on loan at December 31, 2008.
(d)	Interest rate shown reflects yield as of December 31, 2008.
(e)	At December 31, 2008, the total market value of the Fund’s securities on loan was $92,183 and the total market value of the collateral held by the Fund was $99,121.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Europe Total Dividend Fund

Sector Breakdown† as of 12/31/08‡

Financials	22.6%
Telecommunication Services	12.3%
Energy	11.2%
Utilities	10.3%
Health Care	9.4%
Consumer Discretionary	9.3%
Consumer Staples	9.2%
Industrials	8.7%
Materials	4.6%
Information Technology	2.0%
Other	0.4%
†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree Europe High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.7%
Austria—0.4%
Oesterreichische Post AG	787	$26,365
Telekom Austria AG	4,974	71,215

Total Austria		97,580

Belgium—2.5%
Anheuser-Busch InBev N.V.	9,066	208,944
Anheuser-Busch InBev N.V.*(a)	9,432	52
Barco N.V.	328	8,161
Belgacom S.A.	4,772	181,288
Cofinimmo	155	20,365
Compagnie Maritime Belge S.A.	787	19,691
Dexia N.V.	16,799	74,725
Mobistar S.A.	708	50,822

Total Belgium		564,048

Denmark—0.5%
D/S Norden	710	24,265
Danske Bank A/S	7,737	75,135

Total Denmark		99,400

Finland—2.6%
Alma Media Corp.	1,484	10,211
Elisa Oyj	1,743	29,801
Kesko Oyj Class B	1,066	26,376
Metso Oyj	1,816	21,507
Neste Oil Oyj	2,903	42,694
Orion Oyj Class B	1,809	30,351
Pohjola Bank PLC	2,115	28,665
Rautaruukki Oyj	1,811	30,611
Sampo Oyj Class A	7,421	136,578
Sanoma Oyj	1,912	24,478
Stora Enso Oyj Class R	9,416	72,250
UPM-Kymmene Oyj	6,947	86,910
Uponor Oyj	2,331	24,950
Wartsila Oyj	1,110	32,417

Total Finland		597,799

France—30.4%
AXA S.A.	28,637	630,739
BNP Paribas	12,258	515,437
Cie de Saint-Gobain S.A.	4,615	215,514
Credit Agricole S.A.	36,119	401,657
Etablissements Maurel et Prom	2,843	32,327
Euler Hermes S.A.	1,250	60,936
Fonciere Des Regions	654	44,546
France Telecom S.A.	45,698	1,267,909
Kaufman & Broad S.A.	716	7,932
Legrand S.A.	2,854	54,192
M6-Metropole Television	2,281	43,898
Natixis	27,036	46,977
Neopost S.A.	474	42,715
Nexity	1,697	26,184
PagesJaunes Groupe	6,829	66,733
Peugeot S.A.	2,570	43,405
PPR S.A.	1,523	98,654
Rallye S.A.	683	15,285
Renault S.A.	4,391	113,224
Sanofi-Aventis S.A.	16,301	1,028,727

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Schneider Electric S.A.	2,662	$196,116
SCOR SE	2,564	58,326
Societe BIC S.A.	695	39,774
Societe Immobiliere de Location pour l’Industrie et le Commerce	274	25,343
Societe Television Francaise 1	4,412	64,027
TOTAL S.A.	22,954	1,241,508
Valeo S.A.	1,310	19,330
Vallourec	459	51,681
Vivendi S.A.	14,533	469,990

Total France		6,923,086

Germany—6.0%
Comdirect Bank AG	2,150	18,470
Deutsche Bank AG	7,366	284,954
Deutsche Lufthansa AG	7,306	113,643
Deutsche Telekom AG	60,678	906,713
Heidelberger Druckmaschinen AG	1,578	13,271
Norddeutsche Affinerie AG	594	23,119

Total Germany		1,360,170

Ireland—0.1%
Independent News & Media PLC	15,762	9,157

Italy—16.5%
Alleanza Assicurazioni SpA	9,677	77,817
Arnoldo Mondadori Editore SpA	5,430	26,286
Banca Intermobiliare SpA	4,720	18,371
Banca Monte dei Paschi di Siena SpA	132,522	281,108
Banca Popolare di Milano S.c.r.l.	5,722	33,267
Credito Emiliano SpA	4,249	21,898
Enel SpA	81,525	512,506
ENI SpA	39,504	919,235
Gemina SpA	28,585	14,583
Gruppo Editoriale L’Espresso SpA	7,312	11,770
Intesa Sanpaolo SpA	203,479	717,721
Intesa Sanpaolo SpA RSP	19,436	48,766
Mediaset SpA	22,272	125,462
Mediobanca SpA	8,646	86,713
Mediolanum SpA	10,022	42,211
Milano Assicurazioni SpA	9,006	27,573
Parmalat SpA	28,458	46,085
Pirelli & C Real Estate SpA	2,302	12,976
RCS MediaGroup SpA	11,368	15,360
Snam Rete Gas SpA	22,031	121,272
Societa Cattolica di Assicurazioni S.c.r.l.	779	27,201
Telecom Italia SpA	155,637	248,795
Telecom Italia SpA RSP	103,631	113,657
Terna SpA	21,059	68,353
Unione di Banche Italiane SCPA	7,377	105,518
Unipol Gruppo Finanziario SpA	25,251	38,084

Total Italy		3,762,588

Netherlands—0.2%
Exact Holding N.V.	613	11,231
Koninklijke BAM Groep N.V.	2,838	25,287
Koninklijke Wessanen N.V. CVA	2,260	14,608

Total Netherlands		51,126

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Norway—0.5%
ABG Sundal Collier Holding ASA	28,661	$15,963
Aker ASA Class A	1,312	25,670
DnB NOR ASA	17,066	65,806

Total Norway		107,439

Portugal—0.6%
Banco BPI, S.A.	11,852	28,831
Portugal Telecom, SGPS, S.A.	13,601	114,760

Total Portugal		143,591

Spain—6.3%
Antena 3 de Television, S.A.	6,156	36,710
Banco Bilbao Vizcaya Argentaria, Chile, S.A.	37,811	455,162
Banco Espanol de Credito, S.A.	6,926	77,790
Banco Santander SA	71,071	664,304
Bolsas y Mercados Espanoles	1,370	35,021
Cementos Portland Valderrivas, S.A.	499	17,133
Gestevision Telecinco, S.A.	7,552	79,257
Iberia Lineas Aereas de Espana	19,038	52,398
Uralita, S.A.	3,610	21,277

Total Spain		1,439,052

Sweden—3.2%
AB Volvo Class A	9,154	50,586
AB Volvo Class B	18,478	100,242
Axfood AB	688	14,573
Boliden AB	5,755	12,954
Brostrom AB Class B	6,141	43,293
D. Carnegie & Co. AB	5,700	12,830
Electrolux AB Series B	3,477	29,349
Eniro AB	7,138	9,658
Fabege AB	4,659	17,675
Hakon Invest AB	2,107	23,780
Holmen AB Class B	759	18,572
Kungsleden AB	6,055	41,347
Nordea Bank AB	24,019	166,142
Skanska AB Class B	4,807	47,110
Svenska Handelsbanken AB Class A	6,430	102,451
Swedbank AB Class A(b)	7,532	42,289

Total Sweden		732,851

Switzerland—3.1%
Ciba Holding AG*	1,160	54,493
Swiss Reinsurance	3,678	173,818
Swisscom AG	526	167,780
Vontobel Holding AG	947	19,574
Zurich Financial Services AG	1,377	293,681

Total Switzerland		709,346

United Kingdom—26.8%
Amlin PLC	7,236	37,193
AstraZeneca PLC	13,123	529,614
Aviva PLC	31,291	175,456
Bellway PLC	2,741	23,645
Bovis Homes Group PLC	3,522	20,268
Brit Insurance Holdings PLC	7,716	24,406
BT Group PLC	124,542	242,090
Cable & Wireless PLC	26,868	60,455
Carpetright PLC	2,006	10,094
Centrica PLC	35,306	135,025

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Europe High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Close Brothers Group PLC	3,562	$27,092
Dairy Crest Group PLC	3,236	9,910
Debenhams PLC	37,893	13,348
Electrocomponents PLC	12,407	25,196
Friends Provident PLC	36,932	45,718
GKN PLC	11,234	15,667
GlaxoSmithKline PLC	53,499	988,014
Hays PLC	22,921	22,986
Home Retail Group PLC	13,633	41,456
HSBC Holdings PLC	137,571	1,309,387
Informa PLC	4,150	14,693
Investec PLC	8,449	34,621
ITV PLC	55,513	31,726
Jardine Lloyd Thompson Group PLC	2,856	17,985
Kingfisher PLC	33,296	64,626
Ladbrokes PLC	8,804	23,417
Legal & General Group PLC	71,374	78,811
Logica PLC	21,271	21,102
Marks & Spencer Group PLC	22,797	70,387
Misys PLC	7,836	11,182
Mondi PLC	5,610	16,434
National Grid PLC	24,927	245,137
Next PLC	2,499	38,840
Old Mutual PLC	73,609	58,207
Pearson PLC	8,744	80,585
Persimmon PLC	9,256	30,575
Provident Financial PLC	2,083	25,756
Rentokil Initial PLC	33,471	21,174
Rexam PLC	7,277	36,723
RSA Insurance Group PLC	36,675	72,819
Standard Life PLC	22,795	66,203
Tate & Lyle PLC	6,684	38,512
Thomson Reuters PLC	2,352	51,062
Tomkins PLC	19,977	35,328
Travis Perkins PLC	3,459	16,909
Vodafone Group PLC	559,770	1,118,685
William Hill PLC	7,241	22,383

Total United Kingdom		6,100,902

TOTAL COMMON STOCKS (Cost: $36,175,493)		22,698,135

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.1%
MONEY MARKET FUND – 0.1%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(c) (Cost: $28,034)(d)	28,034	28,034

TOTAL INVESTMENTS IN SECURITIES—99.8% (Cost: $36,203,527)(e)		22,726,169
Foreign Currency and Other Assets in Excess of Liabilities —0.2%		47,231

NET ASSETS —100.0%		$22,773,400

*	Non-income producing security.
(a)	VVPR Strip-Coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
(b)	Security, or portion thereof, was on loan at December 31, 2008.
(c)	Interest rate shown reflects yield as of December 31, 2008.
(d)	At December 31, 2008, the total market value of the Fund’s securities on loan was $25,392 and the total market value of the collateral held by the Fund was $28,034.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

WisdomTree Europe High-Yielding Equity Fund

Sector Breakdown† as of 12/31/08‡

Financials	35.8%
Telecommunication Services	20.1%
Health Care	11.3%
Energy	10.1%
Consumer Discretionary	8.3%
Industrials	5.5%
Utilities	4.8%
Consumer Staples	1.7%
Materials	1.6%
Information Technology	0.5%
Other	0.3%
†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—95.1%
Austria—0.5%
AT&S Austria Technologie & Systemtechnik AG	2,029	$9,279
Palfinger AG	2,153	33,639
POLYTEC Holding AG	993	3,175
Schoeller-Bleckmann Oilfield Equipment AG	435	13,242
Zumtobel AG	2,628	20,384

Total Austria		79,719

Belgium—1.4%
Barco N.V.	1,335	33,217
Compagnie d’Entreprises CFE	304	12,360
EVS Broadcast Equipment S.A.	1,004	35,588
Melexis N.V.	5,111	35,523
Omega Pharma S.A.	740	27,773
Tessenderlo Chemie N.V.	2,007	60,344

Total Belgium		204,805

Denmark—0.7%
Auriga Industries A/S Class B	1,064	17,983
Bang & Olufsen A/S Class B	2,174	23,954
Dalhoff Larsen & Horneman A/S Class B	800	3,884
East Asiatic Co. Ltd. A/S	770	25,525
IC Companys A/S	850	6,683
Rockwool International A/S Class B	347	19,117
Sjaelso Gruppen	2,050	7,848

Total Denmark		104,994

Finland—7.8%
Ahlstrom Oyj	5,987	55,343
Alma Media Corp.	14,447	99,407
Amer Sports Oyj Class A	6,765	50,404
Citycon Oyj	5,819	13,589
Comptel PLC	14,960	14,349
Finnair Oyj	11,784	80,100
Fiskars Oyj Abp Class A	6,844	66,214
F-Secure Oyj	5,284	13,809
HK-Ruokatalo Oyj Class A	2,305	14,162
Huhtamaki Oyj	14,352	87,780
Kemira Oyj	13,081	108,008
Lassila & Tikanoja Oyj	2,851	43,593
M-real Oyj Class B	21,112	20,249
Oriola-KD Oyj Class B	3,335	6,027
PKC Group Oyj	2,347	10,603
Poyry Oyj	4,349	47,274
Raisio PLC Class V	10,745	21,956
Ramirent Oyj	12,877	58,174
Rapala VMC Oyj	957	4,629
Stockmann Oyj Abp Class B	3,064	41,612
Talentum Oyj	7,287	18,942
Technopolis PLC	2,970	11,890
TietoEnator Oyj	4,895	52,869
Uponor Oyj	18,546	198,505

Total Finland		1,139,488

France—4.0%
ABC Arbitrage	6,647	45,736
Altamir Amboise	2,160	7,596
Assystem	2,771	21,416
Avenir Telecom	5,615	3,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Canal Plus S.A.	13,294	$76,135
Carbone Lorraine	866	21,433
Derichebourg	6,742	15,117
GFI Informatique	7,061	25,225
Groupe Steria SCA	1,641	18,180
Haulotte Group	1,655	10,237
IMS-Intl Metal Service	2,289	29,432
Ingenico S.A.	1,442	22,229
IPSOS	926	24,811
Kaufman & Broad S.A.	2,841	31,475
LaCie S.A.	4,681	12,949
Manitou BF S.A.	4,864	55,104
NRJ Group	9,885	72,413
Saft Groupe S.A.*	697	18,699
Seche Environnement S.A.	198	12,191
Sequana Capital S.A.	6,295	37,889
Stallergenes	228	12,075
Trigano S.A.	1,741	10,697

Total France		584,395

Germany—6.7%
Aareal Bank AG	2,289	18,295
Aixtron AG	1,757	11,625
Beate Uhse AG	14,117	11,578
Bechtle AG	1,382	26,242
Carl Zeiss Meditec AG	1,678	20,293
Cenit AG	1,820	8,349
CTS Eventim AG	872	29,018
DAB Bank AG	8,946	31,959
Demag Cranes AG	1,330	34,757
Deutz AG	6,578	21,762
Duerr AG	348	5,926
Elexis AG	445	4,757
Epcos AG	2,317	58,070
Freenet AG	7,067	40,767
Gerresheimer AG	624	16,914
Gerry Weber International AG	1,070	30,639
Gfk AG	808	24,732
Gildemeister AG	1,346	14,687
H&R WASAG AG	2,519	38,167
HCI Capital AG	3,182	8,404
IDS Scheer AG	1,714	14,295
Indus Holding AG	1,903	35,447
Kizoo AG	7,756	55,523
Kontron AG	1,973	19,938
Kuka AG	2,269	39,961
Leoni AG	1,643	29,667
Medion AG	1,321	11,568
MLP AG	8,209	111,827
MPC Muenchmeyer Petersen Capital AG	1,935	23,939
Pfeiffer Vacuum Technology AG	768	50,100
Pfleiderer AG	2,831	25,973
Praktiker Bau-und Heimwerkermaerkte AG	3,355	36,376
Sixt AG	1,298	20,930
Takkt AG	3,628	40,345
Vivacon AG	2,791	15,131

Total Germany		987,961

Ireland—1.2%
FBD Holdings PLC	2,008	20,404
FBD Holdings PLC Redemption Shares	2,660	37
Fyffes PLC	20,523	7,132
Greencore Group PLC	17,865	23,343

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Kingspan Group PLC	11,608	$49,053
Paddy Powerl PLC	2,180	39,727
United Drug PLC	10,200	31,618

Total Ireland		171,314

Italy—12.6%
AcegasAps SpA	5,324	36,467
Actelios SpA	3,663	15,530
Amplifon SpA	9,441	10,866
Anima SGRpA	16,769	33,659
Antichi Pellettieri Spa	395	1,543
Ascopiave SpA	27,916	57,236
Astaldi SpA	3,578	19,646
Autostrada Torino-Milano SpA	5,594	42,457
Azimut Holding SpA	4,619	24,366
Banca Generali SpA	7,384	28,432
Banca IFIS SpA	3,360	28,747
Banca Intermobiliare SpA	22,880	89,052
Banca Popolare dell’Etruria e del Lazio	5,861	32,588
Banco di Desio e della Brianza SpA	4,250	27,279
Biesse SpA	2,096	11,239
Brembo SpA	5,187	27,110
Buzzi Unicem SpA	2,743	25,051
Cairo Communication SpA	21,346	60,828
Carraro SpA	2,363	7,883
Cementir Holding SpA	7,981	27,513
Cofide SpA	27,763	14,260
Credito Artigiano SpA	49,669	136,911
Danieli & Co SpA	217	2,273
Danieli & Co SpA RSP	925	5,606
De’Longhi SpA	5,123	10,255
Esprinet SpA	3,422	15,590
Fiat SpA RSP	9,203	38,826
Fondiaria-Sai SpA	6,585	75,974
Gas Plus	1,584	16,822
Gewiss SpA	6,082	21,981
Gruppo Editoriale L’Espresso SpA	48,639	78,294
Gruppo MutuiOnline SpA	1,813	6,930
I.M.A. - Industria Macchine Automatiche SpA	3,881	71,535
IFIL Investments SpA	2,965	6,800
Indesit Co., SpA	14,248	84,965
Interpump Group SpA	3,213	19,428
Italcementi SpA RSP	9,261	63,079
Italmobiliare SpA RSP	1,392	37,461
Landi Renzo SpA	3,904	17,854
Mariella Burani SpA	95	1,342
MARR SpA	8,602	64,569
Meliorbanca SpA	9,744	39,787
Milano Assicurazioni SpA RSP	3,538	11,016
Nice SpA	6,942	16,887
Panariagroup Industrie Ceramiche SpA	5,486	17,158
Permasteelisa SpA	936	12,686
Piaggio & C. SpA	34,132	59,781
Pirelli & C Real Estate SpA	10,796	60,853
Pirelli & C. SpA RSP	23,727	8,872
Premafin Finanziaria SpA	10,162	17,869
Premuda SpA	3,691	5,505
Recordati SpA	17,180	92,300
SAES Getters SpA	513	3,744
SAES Getters SpA RSP	1,864	15,494
Safilo Group SpA	31,929	26,741
Sogefi SpA	13,528	23,318
SOL SpA	4,010	15,329
Tamburi Investment Partners SpA	884	1,794

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Vittoria Assicurazioni SpA	3,684	$19,626

Total Italy		1,847,007

Netherlands—5.4%
Arcadis N.V.	2,993	39,100
ASM International N.V.*	373	3,194
Ballast Nedam N.V. CVA	1,225	23,550
Beter Bed Holding N.V.	3,694	43,698
Brunel International	1,348	15,927
Draka Holding	2,371	21,555
Exact Holding N.V.	3,893	71,323
Grontmij CVA	1,213	29,524
Heijmans N.V.	3,640	17,203
Innoconcepts	806	3,696
Kardan N.V.	2,278	4,876
Koninklijke Wessanen N.V.	11,834	76,492
Macintosh Retail Group N.V.	2,686	24,269
OCE N.V.	12,675	55,323
OPG Groep N.V. CVA	3,851	49,730
Ordina N.V.	1,812	7,204
Plaza Centers N.V.	46,813	37,859
Telegraaf Media Groep N.V.	3,974	68,774
Ten Cate N.V.	1,665	37,147
TKH Group N.V.	2,822	31,382
Unit 4 Agresso N.V.	490	5,381
USG People N.V.	7,624	97,711
Wavin N.V.	10,586	34,286

Total Netherlands		799,204

Norway—4.2%
ABG Sundal Collier Holding ASA	141,020	78,545
Acta Holding ASA	153,628	54,851
Austevoll Seafood ASA	2,200	3,456
Cermaq ASA	6,349	23,938
DOF ASA	3,766	18,287
EDB Business Partner ASA	7,093	13,574
Ekornes ASA	6,345	60,713
Hafslund ASA Class B	4,272	41,182
Norwegian Property ASA	19,600	17,019
Salmar ASA	2,600	9,654
Scana Industrier	11,102	13,001
SpareBank 1 SMN	12,588	54,292
Sparebank 1 SR Bank	13,033	60,492
Sparebanken 1 Nord-Norge	3,300	20,737
Tomra Systems ASA	5,828	19,643
TTS Marine ASA	900	2,121
Veidekke ASA	28,890	92,008
Wilh. Wilhelmsen ASA, Class A	2,050	27,813

Total Norway		611,326

Portugal—1.3%
Banif SGPS, S.A.	31,524	47,764
Finibanco Holding SGPS S.A.	5,933	19,381
Mota-Engil, SGPS, S.A.	8,137	26,580
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.	22,833	30,152
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.	6,865	61,083

Total Portugal		184,960

Spain—2.4%
Adolfo Dominguez S.A.	877	8,290
Cie Automotive S.A.	4,291	20,876

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Duro Felguera S.A.	7,365	$38,187
Grupo Empresarial Ence S.A.	2,625	9,159
La Seda de Barcelona S.A. Class B*	13,662	6,457
Realia Business S.A.	18,136	39,075
Renta Corp Real Estate S.A.	3,778	9,663
Tubacex S.A.	4,504	14,713
Tubos Reunidos, S.A.	10,618	30,700
Uralita, S.A.	26,960	158,897
Viscofan S.A,	728	14,228

Total Spain		350,245

Sweden—11.6%
AarhusKarlshamn AB	2,256	30,240
Acando AB	3,500	4,581
AF AB, Class B	805	12,114
Axfood AB	5,668	120,055
Axis Communications AB	2,008	14,601
B&B Tools AB Class B	1,500	9,484
BE Group AB	4,400	10,905
Bilia AB Class A	5,761	11,729
Billerud AB	6,507	17,444
Bjoern Borg AB	1,400	7,259
Brostrom AB Class B	11,459	80,784
Bure Equity AB	1,800	5,622
Cardo AB	3,490	50,532
Clas Ohlson AB Class B	5,922	42,498
Connecta AB	1,360	6,896
D. Carnegie & Co. AB	15,807	35,580
Elekta AB Class B	2,135	20,856
Eniro AB	55,740	75,420
Fabege AB	25,878	98,172
Gunnebo AB	1,771	3,471
Haldex AB	2,191	7,398
Hemtex AB	2,400	4,416
Hoganas AB Class B	3,239	28,671
Husqvarna AB Class A	7,000	33,549
Indutrade AB	2,751	23,047
Intrum Justitia AB	5,761	57,188
JM AB	10,084	54,832
Know IT AB	800	1,770
Kungsleden AB	42,293	288,802
Mekonomen AB	2,751	24,351
Munters AB	4,806	23,337
NCC AB Class B	12,287	77,532
New Wave Group AB Class B	3,822	3,021
Nibe Industrier AB Class B	4,492	25,221
Niscayah Group AB	15,500	13,034
Nobia AB	21,599	45,886
Nordnet AB Class B	11,924	12,968
ORC Software AB	1,225	10,882
Peab AB	15,483	42,291
Peab Industri AB Class B	3,800	15,473
Q-Med AB	8,836	27,264
Rederi AB Transatlantic	2,981	11,987
Rezidor Hotel Group AB	10,200	24,249
Skandinaviska Enskilda Banken AB Class C	2,500	17,388
SkiStar AB	4,208	34,056
Svenska Handelsbanken AB Class B	700	10,888
TradeDoubler AB	1,400	6,550
Trelleborg AB Class B	10,273	62,615
Wihlborgs Fastigheter AB	4,324	54,679

Total Sweden		1,701,588

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Switzerland—0.9%
Huber & Suhner AG	995	$34,589
Kudelski S.A.	2,284	23,970
Mobilezone Holding AG	834	5,281
Rieter Holding AG	366	58,802
Swissquote Group Holding S.A.	189	6,570
Tecan Group AG	57	2,089

Total Switzerland		131,301

United Kingdom—34.4%
AGA Rangemaster Group PLC	8,668	8,973
Anite PLC	19,253	7,474
Ashtead Group PLC	27,175	16,703
BBA Aviation PLC	47,717	47,338
Beazley Group PLC	43,223	84,205
Bellway PLC	20,136	173,703
Big Yellow Group PLC	6,687	22,954
Bloomsbury Publishing PLC	7,479	17,178
BlueBay Asset Management PLC	5,159	5,192
Bodycote PLC	13,565	23,989
Bovis Homes Group PLC	23,368	134,473
Brewin Dolphin Holdings PLC	25,396	38,065
Brit Insurance Holdings PLC	51,784	163,796
British Polythene Industries	6,028	16,250
Britvic PLC	17,819	67,699
BSS Group PLC	6,167	22,211
Business Post Group PLC	8,886	28,969
Carpetright PLC	10,225	51,453
Centaur Media PLC	12,408	6,422
Chaucer Holdings PLC	33,841	24,327
Chemring Group PLC	829	23,242
Chesnara PLC	21,704	41,425
Chloride Group PLC	7,759	16,064
Cineworld Group PLC	20,209	30,290
Clarkson PLC	1,468	7,282
Clinton Cards PLC	24,696	1,768
Close Brothers Group PLC	22,043	167,653
Collins Stewart PLC	44,489	37,579
Communisis PLC	24,202	16,006
Computacenter PLC	17,350	22,450
Consort Medical PLC	2,455	14,101
Cranswick PLC	3,018	25,384
Croda International PLC	7,362	54,988
Dairy Crest Group PLC	19,771	60,547
Davis Service Group PLC	15,881	62,048
Debenhams PLC	252,660	88,999
Dechra Pharmaceuticals PLC	3,859	20,418
Delta PLC	14,002	16,759
Development Securities PLC	819	3,173
Devro PLC	10,995	12,567
Dimension Data Holdings PLC	38,276	21,049
Diploma PLC	10,800	19,410
Domino Printing Sciences PLC	7,749	22,616
DS Smith PLC	55,710	60,674
Dunelm Group PLC	12,548	22,551
E2V Technologies PLC	4,072	12,294
Electrocomponents PLC	108,458	220,259
Elementis PLC	37,936	20,317
Euromoney Institutional Investor PLC	12,418	39,368
Evolution Group PLC	1,539	1,903
F&C Asset Management PLC	39,046	32,560
Fenner PLC	9,889	10,130
Fiberweb PLC	22,725	8,005
Fidessa Group PLC	1,817	12,879

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Filtrona PLC	20,656	$40,612
Findel PLC	21,546	30,358
French Connection Group PLC	8,648	6,341
Future PLC	37,510	9,842
Galliford Try PLC	58,909	26,891
Go-Ahead Group PLC	3,651	54,539
Goldshield Group PLC	1,174	4,051
Greene King PLC	14,348	81,484
Greggs PLC	827	39,951
Halfords Group PLC	9,756	34,120
Halma PLC	28,777	83,783
Hargreaves Lansdown PLC	19,197	44,644
Headlam Group PLC	11,386	34,459
Helphire PLC	20,792	29,296
Hikma Pharmaceuticals PLC	121	609
Hill & Smith Holdings PLC	4,582	13,241
HMV Group PLC	52,513	81,541
Hogg Robinson Group PLC	36,333	2,596
Holidaybreak PLC	7,537	21,185
Huntsworth PLC	12,908	4,547
Innovation Group PLC	25,290	2,033
International Personal Finance PLC	7,705	15,398
Interserve PLC	9,004	29,419
ITE Group PLC	18,186	15,884
J D Wetherspoon PLC	17,197	76,895
James Fisher & Sons PLC	2,790	14,080
Jardine Lloyd Thompson Group PLC	25,085	157,969
JKX Oil & Gas PLC	1,541	4,104
John Menzies PLC	7,557	11,598
Kcom Group PLC	79,452	15,421
Keller Group PLC	3,942	32,589
Kier Group PLC	4,291	55,679
Laird Group PLC	9,247	18,480
Lavendon Group PLC	2,353	6,022
Lookers PLC	18,688	6,113
Low & Bonar PLC	10,533	4,997
Luminar Group Holdings PLC	7,642	14,833
Management Consulting Group PLC	17,353	5,426
Marshalls PLC	22,633	29,287
Marston’s PLC	40,268	67,738
McBride PLC	23,610	41,413
Melrose PLC	23,562	29,388
Micro Focus International PLC	7,833	31,815
Misys PLC	51,507	73,499
Mitie Group PLC	17,963	53,138
Morgan Crucible Co.	19,160	30,715
Morgan Sindall PLC	4,258	33,181
Morse PLC	35,314	3,381
Mothercare PLC	6,684	32,001
Mucklow A & J Group PLC	4,380	13,917
N. Brown Group PLC	27,611	80,686
New Star Asset Management Group PLC	32,957	891
Northern Foods PLC	70,769	57,742
Northgate PLC	9,965	10,960
Novae Group PLC	618	2,770
Office2office PLC	1,655	1,559
Paragon Group Cos. PLC	8,194	6,656
PayPoint PLC	2,702	19,424
Pendragon PLC	264,727	6,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Europe SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Premier Farnell PLC	39,988	$79,915
Psion PLC	12,810	9,347
PZ Cussons PLC	23,391	54,565
Renishaw PLC	4,712	33,467
Restaurant Group PLC	20,236	30,985
Ricardo PLC	5,990	18,817
Rightmove PLC	5,857	14,821
RM PLC	8,387	20,499
Robert Walters PLC	2,947	4,322
Robert Wiseman Dairies PLC	4,214	18,055
ROK PLC	12,547	3,653
RPC Group PLC	8,536	20,741
RPS Group PLC	5,849	11,773
Safestore Holdings PLC	4,197	3,319
Savills PLC	21,157	68,061
Schroders PLC	4,450	43,730
Senior PLC	20,800	11,663
Severfield-Rowen PLC	13,156	31,115
Shanks Group PLC	15,220	23,852
Shore Capital Group PLC	13,998	2,767
Smiths News PLC	26,231	26,588
Spectris PLC	6,065	46,652
Speedy Hire PLC	2,728	5,491
Spirax-Sarco Engineering PLC	4,521	59,021
Sports Direct International PLC	26,645	16,090
SSL International PLC	6,942	49,405
St. Ives Group PLC	20,555	24,381
Sthree PLC	15,212	31,713
Telecom Plus PLC	6,677	29,376
Trinity Mirror PLC	75,159	60,243
TT electronics PLC	29,205	14,696
Tullet Prebon PLC	10,941	21,472
Ultra Electronics Holdings PLC	2,891	47,094
Umeco PLC	3,444	12,874
UNITE Group PLC	3,057	6,428
UTV Media PLC	9,109	14,406
Victrex PLC	4,378	30,245
Vitec Group (The) PLC	3,445	11,664
WH Smith PLC	8,681	44,745
Wilmington Group PLC	7,359	14,204
Wincanton PLC	12,245	31,513
WSP Group PLC	2,991	8,730

Total United Kingdom		5,058,101

TOTAL COMMON STOCKS (Cost: $35,121,374)		13,956,408

RIGHTS*—0.0%
Sweden—0.0%
Bure Equity AB, expiring 1/23/09 (Cost: $0)	1,800	444

TOTAL INVESTMENTS IN SECURITIES—95.1% (Cost: $35,121,374)(a)		13,956,852
Foreign Currency and Other Assets in Excess of Liabilities —4.9%		717,085

NET ASSETS —100.0%		$14,673,937

RSP – Risparmio Italian Savings Shares.

*	Non-income producing security.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Europe SmallCap Dividend Fund

Sector Breakdown† as of 12/31/08‡

Industrials	23.4%
Consumer Discretionary	22.4%
Financials	20.0%
Information Technology	10.5%
Materials	7.4%
Consumer Staples	6.0%
Health Care	2.8%
Energy	1.0%
Utilities	1.0%
Telecommunication Services	0.6%
Other	4.9%
†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree Japan Total Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.9%
Advertising—0.1%
Hakuhodo DY Holdings, Inc.	730	$39,379

Agriculture—0.5%
Japan Tobacco, Inc.	39	126,917

Airlines—0.2%
All Nippon Airways Co., Ltd.	11,000	42,956

Apparel—0.3%
Atsugi Co., Ltd.	5,000	6,950
Daidoh Ltd.	1,300	9,924
Onward Holdings Co., Ltd.	6,160	47,975
Sanei-International Co., Ltd.	900	8,767
Sanyo Shokai Ltd.(a)	2,000	7,810

Total Apparel		81,426

Auto Manufacturers—9.7%
Daihatsu Motor Co., Ltd.	7,000	60,463
Fuji Heavy Industries Ltd.	14,000	36,911
Hino Motors Ltd.	7,000	14,054
Honda Motor Co., Ltd.	24,600	517,238
Isuzu Motors Ltd.	19,000	23,685
Mazda Motor Corp.	7,000	11,506
Nissan Motor Co., Ltd.	93,100	328,649
Nissan Shatai Co., Ltd.	4,000	24,004
Suzuki Motor Corp.	2,800	37,931
Toyota Motor Corp.	48,400	1,551,042

Total Auto Manufacturers		2,605,483

Auto Parts & Equipment—2.1%
Aisin Seiki Co., Ltd.	2,100	28,610
Bridgestone Corp.	8,000	117,110
DENSO Corp.	8,700	141,081
Eagle Industry Co., Ltd.	1,000	3,475
JTEKT Corp.	2,800	21,220
NGK Spark Plug Co., Ltd.	2,000	15,819
NHK Spring Co., Ltd.	7,000	25,174
NOK Corp.	2,100	14,525
Showa Corp.	800	2,798
Stanley Electric Co., Ltd.	2,800	28,819
Sumitomo Electric Industries Ltd.	4,700	35,360
Sumitomo Rubber Industries, Inc.	4,800	41,196
Takata Corp.	500	3,458
Tokai Rika Co., Ltd.	2,300	19,740
Toyo Tire & Rubber Co., Ltd.	2,000	3,574
Toyoda Gosei Co., Ltd.	2,400	27,534
Toyota Boshoku Corp.	2,800	22,301

Total Auto Parts & Equipment		551,794

Banks—7.5%
Aichi Bank Ltd. (The)	100	7,535
Aozora Bank Ltd.	11,000	10,072
Bank of Kyoto Ltd. (The)	7,000	76,911
Bank of Yokohama Ltd. (The)	14,000	80,463
Chiba Bank Ltd. (The)	7,000	42,471
Chugoku Bank Ltd. (The)	7,000	106,564
Chuo Mitsui Trust Holdings, Inc.	7,000	33,205

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan Total Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Fukuoka Financial Group, Inc.	2,000	$8,494
Fukushima Bank Ltd. (The)	9,000	5,063
Gunma Bank Ltd. (The)	7,000	43,707
Hachijuni Bank Ltd. (The)	7,000	39,459
Hiroshima Bank Ltd. (The)	7,000	29,961
Hokuhoku Financial Group, Inc.	14,000	32,432
Iyo Bank Ltd. (The)	7,000	85,560
Joyo Bank Ltd. (The)	7,000	39,151
Michinoku Bank Ltd. (The)	2,000	4,699
Mitsubishi UFJ Financial Group, Inc.	70,820	428,905
Mizuho Financial Group, Inc.	109	309,866
Mizuho Trust & Banking Co., Ltd.	21,000	25,946
Nishi-Nippon City Bank Ltd. (The)	14,000	39,691
Resona Holdings, Inc.	20	29,586
Shizuoka Bank Ltd. (The)	7,000	79,382
Sumitomo Mitsui Financial Group, Inc.	57	236,427
Sumitomo Trust & Banking Co., Ltd. (The)	24,000	136,613
Suruga Bank Ltd.	7,000	67,799
Tokyo Tomin Bank Ltd. (The)	900	14,247

Total Banks		2,014,209

Beverages—0.8%
Asahi Breweries Ltd.	4,000	67,910
Coca-Cola West Co., Ltd.	2,100	45,058
ITO EN, LTD.	1,400	20,417
Kirin Brewery Co., Ltd.	7,000	90,810

Total Beverages		224,195

Building Materials—1.4%
Asahi Glass Co., Ltd.	14,000	77,838
Daikin Industries Ltd.	1,400	35,753
JS Group Corp.	5,600	85,251
Nippon Sheet Glass Co., Ltd.	13,000	41,732
Panasonic Electric Works Co., Ltd.	7,000	60,849
Taiheiyo Cement Corp.	14,000	26,255
TOTO Ltd.	7,000	43,089

Total Building Materials		370,767

Chemicals—3.0%
Asahi Kasei Corp.	14,000	60,232
Daicel Chemical Industries Ltd.	7,000	32,664
DIC Corp.	14,000	28,880
Gun-Ei Chemical Industry Co., Ltd.	29,000	68,461
Hitachi Chemical Co., Ltd.	2,100	21,359
JSR Corp.	2,100	23,050
Kaneka Corp.	7,000	44,015
Mitsubishi Chemical Holdings Corp.	8,500	36,851
Mitsubishi Gas Chemical Co., Inc.	7,000	27,954
Mitsui Chemicals, Inc.	7,000	25,328
Nippon Chemical Industrial Co., Ltd.	7,000	17,529
Nitto Denko Corp.	1,400	26,347
Sakata INX Corp.	4,000	13,988
Shin-Etsu Chemical Co., Ltd.	2,100	94,285
Showa Denko K.K.	14,000	19,614
Sumitomo Chemical Co., Ltd.	14,000	46,641
Taiyo Nippon Sanso Corp.	7,000	52,819
Tokuyama Corp.	5,000	41,147
Tosoh Corp.	14,000	33,514

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan Total Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Ube Industries Ltd.	21,000	$57,220
Zeon Corp.	7,000	23,398

Total Chemicals		795,296

Commercial Services—1.5%
Dai Nippon Printing Co., Ltd.	9,000	97,198
Kamigumi Co., Ltd.	6,000	52,819
Kanamoto Co., Ltd.	4,000	14,385
Kyodo Printing Co., Ltd.	4,000	9,884
Nomura Co., Ltd.	1,000	2,813
Park24 Co., Ltd.(a)	4,100	30,258
Secom Co., Ltd.	2,100	106,563
Sohgo Security Services Co., Ltd.	2,800	28,788
Toppan Printing Co., Ltd.	7,000	52,819
Tosho Printing Co., Ltd.	3,000	7,380

Total Commercial Services		402,907

Computers—0.7%
CSK Holdings Corp.	1,400	7,475
Fujitsu Ltd.	14,000	66,255
Itochu Techno-Solutions Corp.	900	21,544
Otsuka Corp.	700	31,351
Roland DG Corp.	400	5,847
TDK Corp.	1,400	50,193

Total Computers		182,665

Cosmetics/Personal Care—1.5%
Kao Corp.	7,000	209,266
KOSE Corp.	1,400	34,595
Shiseido Co., Ltd.	6,000	120,794
UniCharm Corp.	600	44,744

Total Cosmetics/Personal Care		409,399

Distribution/Wholesale—3.3%
Advan Co., Ltd.	1,800	7,208
Canon Marketing Japan, Inc.	2,800	44,448
Hitachi High-Technologies Corp.	2,100	32,919
Inabata & Co., Ltd	3,000	9,300
ITOCHU Corp.	21,000	102,625
Marubeni Corp.	14,000	51,892
Mitsubishi Corp.	17,800	243,093
Mitsui & Co., Ltd.	21,000	208,726
Satori Electric Co., Ltd.	1,200	5,123
Sojitz Corp.	14,800	24,000
Sumitomo Corp.	13,800	118,742
Toyota Tsusho Corp.	2,800	29,189

Total Distribution/Wholesale		877,265

Diversified Financial Services—1.5%
Century Leasing System, Inc.	600	5,242
Daiwa Securities Group, Inc.	17,000	98,643
Kyokuto Securities Co., Ltd.	6,800	33,981
Nomura Holdings, Inc.	20,400	164,056
Okasan Securities Group, Inc.	2,000	8,560
SFCG Co., Ltd.	420	17,884
Shinko Securities Co., Ltd.	14,000	29,653
Tokai Tokyo Securities Co., Ltd.	1,000	2,681

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan Total Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Tokyo Leasing Co., Ltd.	1,200	$9,703
Toyo Securities Co., Ltd.	14,000	27,181

Total Diversified Financial Services		397,584

Electric—7.6%
Chubu Electric Power Co., Inc.	8,200	247,402
Chugoku Electric Power Co., Inc. (The)	5,400	141,180
Electric Power Development Co.	1,600	61,953
Hokkaido Electric Power Co., Inc.	3,700	92,857
Hokuriku Electric Power Co.	2,700	75,951
Kansai Electric Power Co., Inc. (The)	14,400	413,017
Kyushu Electric Power Co., Inc.	8,700	229,377
Shikoku Electric Power Co., Inc.	2,200	73,536
Tohoku Electric Power Co., Inc.	8,200	220,265
Tokyo Electric Power Co., Inc. (The)	14,600	483,177

Total Electric		2,038,715

Electrical Components & Equipment—1.1%
Brother Industries Ltd.	5,400	31,393
Casio Computer Co., Ltd.	3,500	21,583
Fujikura Ltd.	7,000	22,548
Hitachi Cable Ltd.	11,000	24,269
Hitachi Ltd.	22,000	83,729
Mitsubishi Electric Corp.	14,000	85,252
USHIO, INC.	2,800	36,355

Total Electrical Components & Equipment		305,129

Electronics—2.8%
Advantest Corp.	1,400	22,085
Chiyoda Integre Co., Ltd.	500	6,007
Hirose Electric Co., Ltd.	700	69,653
Hoya Corp.	5,600	95,197
IBIDEN Co., Ltd.	1,100	22,061
Idec Corp.	700	7,073
Japan Aviation Electronics Industry Ltd.	1,000	4,104
Keyence Corp.	200	40,154
Koa Corp.	2,200	12,353
Kyocera Corp.	1,900	133,723
Mabuchi Motor Co., Ltd.	900	36,635
MINEBEA Co., Ltd.	7,000	23,552
Mitsumi Electric Co., Ltd.	900	15,210
NEC Corp.	21,000	68,803
NGK Insulators Ltd.	2,000	21,908
Nihon Dempa Kogyo Co., Ltd.	200	2,308
Nippon Chemi-Con Corp.	1,000	2,085
Nippon Electric Glass Co., Ltd.	5,000	25,538
Shinko Shoji Co., Ltd.	600	5,626
Sodick Co., Ltd.	3,100	4,856
Star Micronics Co., Ltd.	500	5,196
Tokyo Seimitsu Co., Ltd.	400	3,292
Toshiba Corp.	24,000	96,900
Yokogawa Electric Corp.	4,200	26,965

Total Electronics		751,284

Engineering & Construction—1.1%
Chiyoda Corp.	2,000	10,789
JGC Corp.	4,000	57,716
Kajima Corp.	14,000	47,876
Nippon Koei Co., Ltd.	4,000	9,399
Obayashi Corp.	7,000	40,927
Shimizu Corp.	12,000	68,837

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan Total Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Taihei Kogyo Co., Ltd.	5,000	$15,113
Taisei Corp.	14,000	37,683
Tokyo Energy & Systems, Inc.	1,000	7,479

Total Engineering & Construction		295,819

Entertainment—1.0%
Aeon Fantasy Co., Ltd.	800	6,990
Heiwa Corp.	1,800	17,871
Mars Engineering Corp.	800	26,740
Oriental Land Co., Ltd.	1,200	97,958
Sankyo Co., Ltd.	1,200	59,570
Toho Co., Ltd.	2,300	48,360

Total Entertainment		257,489

Environmental Control—0.3%
Kurita Water Industries Ltd.	2,800	73,514

Food—2.0%
Ajinomoto Co., Inc.	7,000	74,982
Kikkoman Corp.	3,000	34,782
Meiji Dairies Corp.	7,000	36,911
Meiji Seika Kaisha Ltd.	11,000	51,936
Nippon Meat Packers, Inc.	4,000	59,437
Nisshin Seifun Group, Inc.	4,500	58,180
Nissin Food Products Co., Ltd.	1,400	48,185
Starzen Co., Ltd.	27,000	69,995
Toyo Suisan Kaisha Ltd.	1,000	28,461
Yakult Honsha Co., Ltd.	1,600	33,694
Yamazaki Baking Co., Ltd.	3,000	45,637

Total Food		542,200

Forest Products & Paper—0.8%
Chuetsu Pulp & Paper Co., Ltd.	33,000	78,268
Daio Paper Corp.	1,000	12,289
OJI Paper Co., Ltd.	21,000	121,622

Total Forest Products & Paper		212,179

Gas—1.5%
Osaka Gas Co., Ltd.	32,000	146,145
Saibu Gas Co., Ltd.	16,000	44,479
TOHO Gas Co., Ltd.	8,000	52,245
Tokyo Gas Co., Ltd.	33,000	165,636

Total Gas		408,505

Hand/Machine Tools—0.6%
Disco Corp.	200	4,042
Fuji Electric Holdings Co., Ltd.	14,000	20,541
Makita Corp.	2,100	45,568
SMC Corp.	600	60,231
THK Co., Ltd.	2,100	21,544

Total Hand/Machine Tools		151,926

Healthcare-Products—0.4%
Shimadzu Corp.	7,000	43,012
Terumo Corp.	1,400	64,401
TOPCON Corp.	800	3,433

Total Healthcare-Products		110,846

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan Total Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Home Builders—0.8%
Daiwa House Industry Co., Ltd.	7,000	$66,795
Haseko Corp.	14,500	15,036
Mitsui Home Co., Ltd.	1,000	4,942
Sekisui Chemical Co., Ltd.	7,000	42,934
Sekisui House, Ltd.	9,000	77,243
Token Corp.	320	8,543

Total Home Builders		215,493

Home Furnishings—1.7%
Alpine Electronics, Inc.	300	2,366
Clarion Co., Ltd.	3,000	2,019
Foster Electric Co., Ltd.	200	1,514
France Bed Holdings Co., Ltd.	4,000	6,310
Panasonic Corp.	20,000	245,559
Sharp Corp.	14,000	98,224
Sony Corp.	4,800	101,772
TOA Corp./Hyogo	1,000	6,299

Total Home Furnishings		464,063

Household Products/Wares—0.1%
Kokuyo Co., Ltd.	3,500	25,135

Housewares—0.0%
Sangetsu Co., Ltd.	500	11,362

Insurance—1.8%
Aioi Insurance Co., Ltd.	8,000	40,596
Fuji Fire & Marine Insurance Co., Ltd. (The)	22,000	32,278
Mitsui Sumitomo Insurance Group Holdings, Inc.	3,594	110,417
Nipponkoa Insurance Co., Ltd.	5,000	37,783
Nissay Dowa General Insurance Co., Ltd.	8,000	48,538
Sompo Japan Insurance, Inc.	7,000	49,807
T&D Holdings, Inc.	1,350	55,102
Tokio Marine Holdings, Inc.	3,700	105,306

Total Insurance		479,827

Internet—0.5%
Matsui Securities Co., Ltd.	900	7,377
Trend Micro, Inc.	3,500	119,305
Yahoo Japan Corp.	27	10,871

Total Internet		137,553

Iron/Steel—3.2%
Daido Steel Co., Ltd.	7,000	20,618
Godo Steel Ltd.	15,000	41,037
Hitachi Metals Ltd.	5,000	22,670
JFE Holdings, Inc.	8,700	224,097
Kobe Steel Ltd.	28,000	50,039
Nippon Steel Corp.	81,000	259,128
Nisshin Steel Co., Ltd.	21,000	42,162
Sumitomo Metal Industries Ltd.	68,000	162,780
Tokyo Steel Manufacturing Co., Ltd.	2,800	28,788

Total Iron/Steel		851,319

Leisure Time—0.7%
Daikoku Denki Co., Ltd.	3,600	55,360
Daiwa Seiko, Inc.	11,000	15,654

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan Total Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Sega Sammy Holdings, Inc.	5,100	$58,229
Yamaha Corp.	2,800	25,359
Yamaha Motor Co., Ltd.	2,100	21,591

Total Leisure Time		176,193

Machinery-Construction & Mining—0.5%
Aichi Corp.	1,600	6,107
Hitachi Construction Machinery Co., Ltd.	2,800	32,062
Kato Works Co., Ltd.	1,000	2,416
Komatsu Ltd.	7,300	90,032

Total Machinery-Construction & Mining		130,617

Machinery-Diversified—2.0%
Amada Co., Ltd.	7,000	33,205
Anest Iwata Corp.	4,000	13,370
CKD Corp.	1,500	5,692
Fanuc Ltd.	1,400	97,143
Furukawa Co., Ltd.	5,000	5,019
IHI Corp.	6,000	7,479
Japan Steel Works Ltd. (The)	4,000	54,275
JUKI Corp.	10,000	10,259
Kawasaki Heavy Industries Ltd.	21,000	41,467
Kubota Corp.	14,000	97,915
Makino Milling Machine Co., Ltd.	2,000	5,339
Mitsubishi Heavy Industries Ltd.	28,000	122,009
Sumitomo Heavy Industries Ltd.	7,000	27,027
Tokyo Kikai Seisakusho Ltd.	5,000	9,597
Toshiba Machine Co., Ltd.	1,000	2,890
Tsugami Corp.	4,000	6,707

Total Machinery-Diversified		539,393

Media—0.2%
Nippon Television Network Corp.	420	43,783
Tokyo Broadcasting System, Inc.	1,100	16,552

Total Media		60,335

Metal Fabricate/Hardware—0.3%
Kitz Corp.	2,000	6,089
Nippon Steel Trading Co., Ltd.	5,000	7,832
NSK Ltd.	7,000	25,638
NTN Corp.	7,000	20,618
Ryobi Ltd.	4,000	8,031
Toho Zinc Co., Ltd.	4,000	9,487
Yamazen Corp.	2,300	8,601

Total Metal Fabricate/Hardware		86,296

Mining—0.7%
Dowa Holdings Co., Ltd.	7,000	25,097
Mitsubishi Materials Corp.	14,000	34,440
Mitsui Mining & Smelting Co., Ltd.	12,000	24,755
Pacific Metals Co., Ltd.	4,000	19,548
Sumitomo Metal Mining Co., Ltd.	7,000	72,740

Total Mining		176,580

Miscellaneous Manufacturing—0.6%
Bando Chemical Industries Ltd.	2,000	4,744
FUJIFILM Holdings Corp.	3,500	75,289
Konica Minolta Holdings, Inc.	1,000	7,523
Nikon Corp.	2,000	23,343

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan Total Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Olympus Corp.	2,000	$38,632
Tamron Co., Ltd.	600	5,189

Total Miscellaneous Manufacturing		154,720

Office/Business Equipment—1.9%
Canon Inc.	12,300	375,853
Ricoh Co., Ltd.	7,000	86,795
Seiko Epson Corp.	2,100	32,525

Total Office/Business Equipment		495,173

Oil & Gas—1.6%
Cosmo Oil Co., Ltd.	14,000	42,317
Nippon Mining Holdings, Inc.	8,500	35,444
Nippon Oil Corp.	21,000	103,552
Showa Shell Sekiyu K.K.	8,100	78,275
TonenGeneral Sekiyu K.K.	18,000	177,716

Total Oil & Gas		437,304

Packaging & Containers—0.3%
Nihon Yamamura Glass Co., Ltd.	13,000	28,252
Toyo Seikan Kaisha Ltd.	2,800	47,320

Total Packaging & Containers		75,572

Pharmaceuticals—8.1%
Astellas Pharma, Inc.	6,300	252,278
Chugai Pharmaceutical Co., Ltd.	5,600	106,440
Daiichi Sankyo Co., Ltd.	8,800	203,861
Dainippon Sumitomo Pharma Co., Ltd.	7,000	64,247
Eisai Co., Ltd.	4,900	200,000
Fuso Pharmaceutical Industries, Ltd.	2,000	6,376
Hisamitsu Pharmaceutical Co., Inc.	1,900	76,713
Kaken Pharmaceutical Co., Ltd.	2,000	21,798
Kyorin Co., Ltd.	2,000	28,196
Kyowa Hakko Kogyo Co., Ltd.	12,000	122,978
Mediceo Paltac Holdings Co., Ltd.	2,800	33,112
Mitsubishi Tanabe Pharma Corp.	5,000	74,297
Mochida Pharmaceutical Co., Ltd.	1,000	11,947
Nippon Shinyaku Co., Ltd.	1,000	11,782
Sawai Pharmaceutical Co., Ltd.	200	9,774
Seikagaku Corp.	2,000	21,467
Shionogi & Co., Ltd.	2,000	50,634
SSP Co., Ltd.	2,000	13,216
Suzuken Co., Ltd.	1,500	44,181
Taisho Pharmaceutical Co., Ltd.	5,000	104,964
Takeda Pharmaceutical Co., Ltd.	13,000	665,416
Towa Pharmaceutical Co., Ltd.	400	17,474
Tsumura & Co.	200	7,347
ZERIA Pharmaceutical Co., Ltd.	1,000	11,418

Total Pharmaceuticals		2,159,916

Real Estate—1.5%
Arnest One Corp.	9,100	19,776
Daito Trust Construction Co., Ltd.	1,400	72,277
Iida Home Max	6,500	32,267
Leopalace21 Corp.	4,500	44,628
Mitsubishi Estate Co., Ltd.	2,000	31,925
Mitsui Fudosan Co., Ltd.	2,000	32,234
Nomura Real Estate Holdings, Inc.	600	11,596
Sankei Building Co., Ltd. (The)	2,000	10,899
Sumitomo Real Estate Sales Co., Ltd.	570	17,009

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan Total Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Sumitomo Realty & Development Co., Ltd.	2,000	$28,991
Tokyo Tatemono Co., Ltd.	7,000	31,120
Tokyu Community Corp.	200	4,117
Tokyu Land Corp.	8,000	29,564
Tokyu Livable, Inc.	5,000	23,773

Total Real Estate		390,176

Retail—4.3%
AEON Co., Ltd.	4,200	41,328
Belluna Co., Ltd.	1,650	4,332
Citizen Holdings Co., Ltd.	5,600	19,768
FamilyMart Co., Ltd.	2,100	90,579
Fast Retailing Co., Ltd.	900	128,868
Gulliver International Co., Ltd.	230	3,885
Honeys Co., Ltd.	220	2,114
Isetan Mitsukoshi Holdings Ltd.	4,675	39,556
Izumi Co., Ltd.(a)	3,200	49,950
J Front Retailing Co., Ltd.	8,600	34,723
Konaka Co., Ltd.	700	1,946
Lawson, Inc.	2,100	120,232
Marui Group Co., Ltd.	4,200	23,861
Nitori Co., Ltd.	950	73,464
Point, Inc.	50	2,725
Right On Co., Ltd.	400	6,447
Seiko Holdings Corp.	2,000	4,435
Seven & I Holdings Co., Ltd.	8,300	279,260
Shimamura Co., Ltd.	700	53,359
Takashimaya Co., Ltd.	7,000	52,046
UNY Co., Ltd.	7,000	75,676
Yamada Denki Co., Ltd.	670	45,677

Total Retail		1,154,231

Semiconductors—0.4%
Sanken Electric Co., Ltd.	1,000	3,839
Shinko Electric Industries Co., Ltd.	2,400	19,089
SUMCO Corp.	3,700	45,306
Tokyo Electron Ltd.	1,400	47,876

Total Semiconductors		116,110

Shipbuilding—0.1%
Mitsui Engineering & Shipbuilding Co., Ltd.	21,000	34,286
Sasebo Heavy Industries Co., Ltd.(a)	2,000	3,861

Total Shipbuilding		38,147

Software—1.3%
Konami Corp.	1,900	47,788
Nomura Research Institute Ltd.	5,100	95,024
Oracle Corp.	3,500	149,421
Square Enix Holdings Co., Ltd.	2,000	63,431

Total Software		355,664

Storage/Warehousing—0.1%
Mitsubishi Logistics Corp.	2,000	24,688

Telecommunications—10.4%
Hikari Tsushin, Inc.	1,300	24,179
KDDI Corp.	27	189,134
Nippon Telegraph & Telephone Corp.	186	960,265

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan Total Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
NTT DoCoMo, Inc.	809	$1,574,270
Softbank Corp.	2,036	36,003

Total Telecommunications		2,783,851

Textiles—0.6%
Kurabo Industries Ltd.	3,000	4,931
Kuraray Co., Ltd.	3,500	26,641
Mitsubishi Rayon Co., Ltd.	7,000	20,695
Nitto Boseki Co., Ltd.	6,000	11,715
Seiren Co., Ltd.	900	4,051
Teijin Ltd.	7,000	19,382
Toray Industries, Inc.	14,000	69,807

Total Textiles		157,222

Toys/Games/Hobbies—0.0%
Namco Bandai Holdings, Inc.	400	4,302

Transportation—2.9%
Daiichi Chuo Kisen Kaisha	2,000	5,472
Hankyu Hanshin Holdings, Inc.	14,000	79,846
Kawasaki Kisen Kaisha Ltd.	3,000	13,635
Keihin Electric Express Railway Co., Ltd.	5,000	43,850
Keio Corp.	6,000	35,609
Keisei Electric Railway Co., Ltd.	8,000	48,980
Kintetsu Corp.	14,000	63,938
Mitsui O.S.K. Lines Ltd.	8,000	47,832
Nagoya Railroad Co., Ltd.	13,000	41,302
Nippon Express Co., Ltd.	14,000	57,761
Nippon Yusen K.K.	16,000	96,193
Odakyu Electric Railway Co., Ltd.	5,000	43,298
Seino Holdings Corp.	6,000	32,830
Shinwa Kaiun Kaisha Ltd.	3,000	7,943
Tobu Railway Co., Ltd.	9,000	53,116
Tokyu Corp.	7,000	34,672
Yamato Holdings Co., Ltd.	5,000	63,982

Total Transportation		770,259

TOTAL COMMON STOCKS (Cost: $37,885,961)		26,741,349

SHORT-TERM INVESTMENT—0.0%
MONEY MARKET FUND—0.0%
United States—0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(b) (Cost: $10,548)	10,548	10,548

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.3%
MONEY MARKET FUND—0.3%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(c) (Cost: $72,088)(d)	72,088	72,088

TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $37,968,597)(e)		26,823,985
Liabilities in Excess of Foreign Currency and Other Assets – (0.2)%		(44,259)

NET ASSETS —100.0%		$26,779,726

(a)	Security, or portion thereof, was on loan at December 31, 2008.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2008.
(c)	Interest rate shown reflects yield as of December 31, 2008.
(d)	At December 31, 2008, the total market value of the Fund’s securities on loan was $68,378 and the total market value of the collateral held by the Fund was $72,088.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Japan Total Dividend Fund

Sector Breakdown† as of 12/31/08‡

Consumer Discretionary	18.9%
Industrials	14.9%
Financials	12.4%
Telecommunication Services	10.3%
Utilities	9.2%
Materials	8.5%
Information Technology	8.5%
Health Care	8.5%
Consumer Staples	7.1%
Energy	1.6%
Other	0.1%
†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree Japan High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.9%
Advertising—0.3%
Asatsu-DK, Inc.	1,800	$39,633
Moshi Moshi Hotline, Inc.	1,500	39,300

Total Advertising		78,933

Agriculture—0.2%
Hokuto Corp.	1,900	53,447
Nosan Corp.	4,000	8,825

Total Agriculture		62,272

Apparel—0.6%
Daidoh Ltd.	3,800	29,008
Japan Wool Textile Co., Ltd. (The)	4,000	27,270
Onward Holdings Co., Ltd.	7,000	54,517
Sanei-International Co., Ltd.	700	6,819
Sanyo Shokai Ltd.(a)	6,000	23,431

Total Apparel		141,045

Auto Manufacturers—16.8%
Honda Motor Co., Ltd.	60,300	1,267,863
Kanto Auto Works Ltd.	3,000	33,392
Nissan Motor Co., Ltd.	252,800	892,399
Shinmaywa Industries Ltd.	7,000	18,687
Toyota Motor Corp.	66,100	2,118,264

Total Auto Manufacturers		4,330,605

Auto Parts & Equipment—0.9%
Nifco, Inc.	2,200	21,769
Nissin Kogyo Co., Ltd.	2,700	19,718
Pacific Industrial Co., Ltd.	1,000	2,747
Riken Corp.	6,000	14,032
Sanoh Industrial Co., Ltd.	500	1,969
Showa Corp.	4,800	16,785
Sumitomo Rubber Industries, Inc.	8,900	76,385
Toyo Tire & Rubber Co., Ltd.	11,000	19,658
Yokohama Rubber Co., Ltd. (The)	13,000	63,673

Total Auto Parts & Equipment		236,736

Banks—0.4%
Fukushima Bank Ltd. (The)	5,000	2,813
Hokuetsu Bank Ltd. (The)	13,000	29,112
Kiyo Holdings, Inc.	29,000	43,828
Tokyo Tomin Bank Ltd. (The)	1,700	26,911

Total Banks		102,664

Beverages—0.2%
Ito En, Ltd.(a)	3,400	49,584

Building Materials—1.9%
Asahi Organic Chemicals Industry Co., Ltd.	4,000	13,149
Bunka Shutter Co., Ltd.	2,000	8,560
Central Glass Co., Ltd.	11,000	43,685
Cleanup Corp.	1,700	6,901
Daiken Corp.	6,000	13,502
JS Group Corp.	9,500	144,622

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Okabe Co., Ltd.	1,900	$8,573
Panasonic Electric Works Co., Ltd.	23,000	199,935
Sanwa Holdings Corp.	13,000	49,189
Takiron Co., Ltd.	2,000	6,685

Total Building Materials		494,801

Chemicals—3.7%
ADEKA Corp.	4,500	32,614
Aica Kogyo Co., Ltd.	4,100	45,093
Asahi Kasei Corp.	43,000	184,997
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	2,000	5,516
Denki Kagaku Kogyo K.K.	17,000	40,695
Fujimi, Inc.	1,800	20,790
Koatsu Gas Kogyo Co., Ltd.	1,000	5,494
Mitsubishi Chemical Holdings Corp.	47,000	203,762
Mitsui Chemicals, Inc.	25,000	90,458
Nippon Chemical Industrial Co., Ltd.	1,000	2,504
Nippon Kayaku Co., Ltd.	10,000	51,186
NOF Corp.	10,000	38,831
Sakata INX Corp.	2,000	6,994
Sanyo Chemical Industries Ltd.	6,000	35,014
Sumitomo Bakelite Co., Ltd.	10,000	39,713
Sumitomo Seika Chemicals Co., Ltd.	1,000	2,978
T. Hasegawa Co., Ltd.(a)	2,200	29,147
Taiyo Ink Manufacturing Co., Ltd.	1,900	35,820
Toyo Ink Manufacturing Co., Ltd.	16,000	44,655
Zeon Corp.	11,000	36,768

Total Chemicals		953,029

Commercial Services—1.4%
Dai Nippon Printing Co., Ltd.	22,000	237,595
Kyodo Printing Co., Ltd.	1,000	2,471
Meitec Corp.(a)	1,800	30,619
Nissin Corp.	1,000	2,736
Nomura Co., Ltd.	4,000	11,252
Park24 Co., Ltd.(a)	10,000	73,800

Total Commercial Services		358,473

Computers—0.2%
Hitachi Systems & Services Ltd.	1,600	16,327
Information Services International-Dentsu Ltd.	500	3,188
NEC Fielding Ltd.	3,200	42,819

Total Computers		62,334

Cosmetics/Personal Care—0.2%
Mandom Corp.	1,400	39,537
Milbon Co., Ltd.	300	8,323

Total Cosmetics/Personal Care		47,860

Distribution/Wholesale—2.6%
Ai Holdings Corp.	4,800	15,356
Doshisha Co., Ltd.	600	8,135
Hakuto Co., Ltd.	1,000	8,836
Inaba Denki Sangyo Co., Ltd.	1,400	37,297
Itochu Enex Co., Ltd.	4,600	31,969
Japan Pulp & Paper Co., Ltd.	10,000	32,432
Ryoden Trading Co., Ltd.	1,000	5,692
Ryoyo Electro Corp.	2,700	23,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
San-Ai Oil Co., Ltd.	2,000	$8,781
Sankyo-Tateyama Holdings, Inc.	26,000	24,093
Sinanen Co., Ltd.	7,000	32,124
Sojitz Corp.	41,200	66,811
Sumitomo Corp.	41,000	352,786
Takachiho Electric Co., Ltd.	1,000	9,244
Trusco Nakayama Corp.	1,900	24,146

Total Distribution/Wholesale		681,172

Diversified Financial Services—1.0%
Century Leasing System, Inc.	2,600	22,716
Ichiyoshi Securities Co., Ltd.	3,100	24,349
Kyokuto Securities Co., Ltd.	1,600	7,996
Okasan Holdings, Inc.	10,000	42,802
SFCG Co., Ltd.(a)	490	20,865
Shinko Securities Co., Ltd.	34,000	72,013
Tokai Tokyo Securities Co., Ltd.	16,000	42,890
Tokyo Leasing Co., Ltd.	3,200	25,875
Toyo Securities Co., Ltd.	2,000	3,883

Total Diversified Financial Services		263,389

Electric—17.2%
Chubu Electric Power Co., Inc.	24,500	739,189
Chugoku Electric Power Co., Inc. (The)	11,200	292,819
Hokkaido Electric Power Co., Inc.	8,300	208,301
Kansai Electric Power Co., Inc. (The)	32,500	932,157
Kyushu Electric Power Co., Inc.	17,400	458,753
Tohoku Electric Power Co., Inc.	18,300	491,566
Tokyo Electric Power Co., Inc. (The)	39,900	1,320,464

Total Electric		4,443,249

Electrical Components & Equipment—0.3%
Fujikura Ltd.	11,000	35,433
Kyosan Electric Manufacturing Co., Ltd.	2,000	7,501
Nippon Signal Co., Ltd. (The)	4,400	29,269

Total Electrical Components & Equipment		72,203

Electronics—2.7%
Chiyoda Integre Co., Ltd.	300	3,604
Cosel Co., Ltd.	2,700	21,505
Eizo Nanao Corp.	1,600	25,593
Hoya Corp.	14,300	243,092
Idec Corp.	3,400	34,356
Kaga Electronics Co., Ltd.	2,200	26,138
Koa Corp.	1,300	7,300
Nichicon Corp.	3,600	22,676
Nidec Copal Electronics Corp.	1,800	9,452
Nippon Chemi-Con Corp.	7,000	14,595
Optex Co., Ltd.	300	2,657
Ryosan Co., Ltd.	2,200	52,057
Sanshin Electronics Co., Ltd.	2,400	21,180
Sanyo Denki Co., Ltd.	1,000	2,394
Sato Corp.	2,200	24,560
Shinko Shoji Co., Ltd.	1,200	11,252
SMK Corp.	4,000	11,649
Sodick Co., Ltd.	4,400	6,892

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Star Micronics Co., Ltd.	3,000	$31,175
Sumida Corp.	300	1,635
Toyo Corp./Chuo-Ku	4,200	55,506
Yamatake Corp.	2,400	57,055

Total Electronics		686,323

Engineering & Construction—0.4%
Airport Facilities Co., Ltd.	1,000	6,156
COMSYS Holdings Corp.	5,000	45,725
Nippon Koei Co., Ltd.	1,000	2,350
Nishimatsu Construction Co., Ltd.	16,000	23,651
Takasago Thermal Engineering Co., Ltd.	4,000	33,094

Total Engineering & Construction		110,976

Entertainment—0.7%
Avex Group Holdings, Inc.	3,000	32,830
Heiwa Corp.	9,200	91,340
Mars Engineering Corp.	1,700	56,823

Total Entertainment		180,993

Food—0.4%
Fujicco Co., Ltd.	1,000	13,017
Kato Sangyo Co., Ltd.	1,100	18,602
Kyokuyo Co., Ltd.	1,000	2,306
Marudai Food Co., Ltd.	4,000	11,164
Morinaga & Co., Ltd.	17,000	37,131
Yokohama Reito Co., Ltd.	1,000	6,906

Total Food		89,126

Forest Products & Paper—1.3%
Chuetsu Pulp & Paper Co., Ltd.	4,000	9,487
Hokuetsu Paper Mills Ltd.	10,000	60,232
OJI Paper Co., Ltd.	35,000	202,703
Pack Corp. (The)	600	9,306
Tokushu Tokai Holdings Co., Ltd.	14,000	40,772

Total Forest Products & Paper		322,500

Gas—0.2%
Saibu Gas Co., Ltd.	16,000	44,479

Hand/Machine Tools—0.1%
Asahi Diamond Industrial Co., Ltd.	4,000	22,196
Hitachi Tool Engineering Ltd.	500	3,651

Total Hand/Machine Tools		25,847

Healthcare-Products—0.3%
As One Corp.	300	5,709
Nipro Corp.	4,000	69,851

Total Healthcare-Products		75,560

Home Builders—1.0%
Mitsui Home Co., Ltd.	4,000	19,768
PanaHome Corp.	8,000	46,773

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Sekisui House, Ltd.	21,000	$180,232
Token Corp.	780	20,823

Total Home Builders		267,596

Home Furnishings—0.4%
Alpine Electronics, Inc.	3,200	25,240
France Bed Holdings Co., Ltd.	18,000	28,395
Noritz Corp.	2,300	30,269
TOA Corp./Hyogo	1,000	6,299

Total Home Furnishings		90,203

Housewares—0.2%
Sangetsu Co., Ltd.	2,700	61,357

Insurance—0.1%
Fuji Fire & Marine Insurance Co., Ltd. (The)	19,000	27,876

Internet—1.2%
Matsui Securities Co., Ltd.(a)	12,000	98,356
Trend Micro, Inc.	6,000	204,523

Total Internet		302,879

Iron/Steel—0.5%
Daido Metal Co., Ltd.	1,000	2,648
Kyoei Steel Ltd.	1,900	37,161
Mitsubishi Steel Manufacturing Co., Ltd.	6,000	15,290
Nippon Metal Industry Co., Ltd.(a)	11,000	14,926
Topy Industries Ltd.	12,000	21,048
Yodogawa Steel Works Ltd.	10,000	41,036

Total Iron/Steel		132,109

Leisure Time—0.6%
Daiwa Seiko, Inc.	3,000	4,269
Sega Sammy Holdings, Inc.	12,300	140,436

Total Leisure Time		144,705

Lodging—0.1%
Resorttrust, Inc.(a)	3,100	34,266

Machinery-Construction & Mining—0.1%
Aichi Corp.	4,500	17,176

Machinery-Diversified—0.9%
Aida Engineering Ltd.	5,000	18,092
Amada Co., Ltd.	14,000	66,409
CKD Corp.	4,300	16,318
Daifuku Co., Ltd.	5,000	28,516
Ebara Corp.(a)	16,000	36,183
Furukawa Co., Ltd.	25,000	25,097
Juki Corp.	10,000	10,259
Max Co., Ltd.	3,000	35,411
Obara Corp.	500	2,763
Tsugami Corp.	1,000	1,677

Total Machinery-Diversified		240,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Metal Fabricate/Hardware—0.7%
Daiichi Jitsugyo Co., Ltd.	2,000	$5,803
Furukawa-Sky Aluminum Corp.	12,000	28,329
Kitz Corp.	6,000	18,268
NTN Corp.	17,000	50,071
Oiles Corp.	1,340	19,010
Onoken Co., Ltd.	1,600	15,285
Ryobi Ltd.	10,000	20,077
Tocalo Co., Ltd.	500	4,352
Yamazen Corp.	6,400	23,934

Total Metal Fabricate/Hardware		185,129

Mining—0.6%
Chuo Denki Kogyo Co., Ltd.	1,000	6,431
Dowa Holdings Co., Ltd.	11,000	39,437
Mitsui Mining & Smelting Co., Ltd.	29,000	59,824
Pacific Metals Co., Ltd.	11,000	53,756

Total Mining		159,448

Miscellaneous Manufacturing—0.4%
Amano Corp.	4,600	35,471
Bando Chemical Industries Ltd.	2,000	4,744
Mitsuboshi Belting Co., Ltd.(a)	5,739	30,262
Nippon Valqua Industries Ltd.	4,000	10,281
Sekisui Plastics Co., Ltd.	2,000	6,707
Shin-Etsu Polymer Co., Ltd.	3,800	18,025
Tamron Co., Ltd.	1,200	10,378

Total Miscellaneous Manufacturing		115,868

Oil & Gas—3.4%
Cosmo Oil Co., Ltd.	29,000	87,656
Nippon Mining Holdings, Inc.	29,000	120,927
Nippon Oil Corp.	52,000	256,415
Showa Shell Sekiyu K.K.	16,200	156,549
TonenGeneral Sekiyu K.K.(a)	27,000	266,574

Total Oil & Gas		888,121

Packaging & Containers—0.0%
Nihon Yamamura Glass Co., Ltd.	4,000	8,693

Pharmaceuticals—15.8%
Astellas Pharma, Inc.	17,400	696,768
Daiichi Sankyo Co., Ltd.	25,900	600,000
Eisai Co., Ltd.	14,400	587,755
Kaken Pharmaceutical Co., Ltd.	5,000	54,495
Kyorin Co., Ltd.	4,000	56,393
Seikagaku Corp.	2,600	27,907
SSP Co., Ltd.	7,000	46,255
Takeda Pharmaceutical Co., Ltd.	38,700	1,980,894

Total Pharmaceuticals		4,050,467

Real Estate—0.7%
Arnest One Corp.	9,200	19,993
Leopalace21 Corp.	8,000	79,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Sumitomo Real Estate Sales Co., Ltd.	1,320	$39,389
Tokyu Community Corp.	1,000	20,585
Tokyu Livable, Inc.	4,400	20,920

Total Real Estate		180,225

Retail—3.2%
Arcs Co., Ltd.	2,075	34,404
Best Denki Co., Ltd.	5,000	15,885
Chiyoda Co., Ltd.	2,000	36,955
Circle K Sunkus Co. Ltd.	3,010	53,924
Gulliver International Co., Ltd.	1,000	16,889
Honeys Co., Ltd.	1,160	11,146
Keiyo Co., Ltd.(a)	1,700	11,908
Lawson, Inc.	4,500	257,640
Marui Co., Ltd.	15,100	85,787
Paris Miki, Inc.	3,300	30,324
Plenus Co., Ltd.	2,500	44,484
Point, Inc.	1,250	68,119
Right On Co., Ltd.	2,900	46,739
Seiko Holdings Corp.	8,000	17,739
Senshukai Co., Ltd.	1,400	10,919
United Arrows Ltd.	4,400	33,491
USS Co., Ltd.	1,110	58,041

Total Retail		834,394

Semiconductors—0.2%
Epson Toyocom Corp.	10,000	18,423
Sanken Electric Co., Ltd.	5,000	19,194

Total Semiconductors		37,617

Software—1.5%
Koei Co., Ltd.(a)	3,800	39,362
NEC Mobiling Ltd.	500	7,854
Oracle Corp. Japan	8,000	341,534

Total Software		388,750

Telecommunications—12.3%
Denki Kogyo Co., Ltd.	8,000	49,333
NTT DoCoMo, Inc.	1,603	3,119,351
Uniden Corp.	7,000	10,734

Total Telecommunications		3,179,418

Textiles—0.5%
Japan Vilene Co., Ltd.	2,000	9,200
Mitsubishi Rayon Co., Ltd.	27,000	79,824
Toyobo Co., Ltd.	25,000	37,231

Total Textiles		126,255

Transportation—1.5%
Inui Steamship Co., Ltd.	1,900	13,980
Japan Transcity Corp.	1,000	4,391
Kawasaki Kisen Kaisha Ltd.	22,000	99,989

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Japan High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Nippon Yusen K.K.	42,000	$252,509
Shinwa Kaiun Kaisha, Ltd.	7,000	18,533

Total Transportation		389,402

TOTAL COMMON STOCKS (Cost: $32,500,605)		25,776,832

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—2.5%
MONEY MARKET FUND—2.5%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(b) (Cost: $658,805)(c)	658,805	658,805

TOTAL INVESTMENTS IN SECURITIES—102.4% (Cost: $33,159,410)(d)		26,435,637
Liabilities in Excess of Foreign Currency and Other Assets—(2.4)%		(630,783)

NET ASSETS—100.0%		$25,804,854

(a)	Security, or portion thereof, was on loan at December 31, 2008.
(b)	Interest rate shown reflects yield as of December 31, 2008.
(c)	At December 31, 2008, the total market value of the Fund’s securities on loan was $619,862 and the total market value of the collateral held by the Fund was $658,805.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Japan High-Yielding Equity Fund

Sector Breakdown† as of 12/31/08‡

Consumer Discretionary	23.5%
Utilities	17.4%
Health Care	16.0%
Telecommunication Services	12.1%
Industrials	10.4%
Materials	6.7%
Information Technology	5.5%
Energy	3.7%
Financials	2.4%
Consumer Staples	2.2%
Other	0.1%
†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.7%
Advertising—0.4%
Asatsu-DK, Inc.	11,600	$255,418
Moshi Moshi Hotline, Inc.	8,800	230,557

Total Advertising		485,975

Agriculture—0.7%
Hokuto Corp.	17,900	503,529
Nosan Corp.	54,000	119,140
Sakata Seed Corp.(a)	5,900	85,913

Total Agriculture		708,582

Apparel—2.2%
Daidoh Ltd.	19,900	151,912
Gunze Ltd.	61,000	197,838
Japan Wool Textile Co., Ltd. (The)	29,000	197,705
Onward Holdings Co., Ltd.	79,000	615,267
Sanei-International Co., Ltd.	8,100	78,900
Sanyo Shokai Ltd.(a)	80,000	312,410
Tokyo Style Co., Ltd.	31,000	220,916
Wacoal Holdings Corp.(a)	47,000	600,916

Total Apparel		2,375,864

Auto Manufacturers—0.7%
Kanto Auto Works Ltd.	28,200	313,886
Nissan Shatai Co., Ltd.	53,000	318,059
Shinmaywa Industries Ltd.	35,000	93,436

Total Auto Manufacturers		725,381

Auto Parts & Equipment—2.7%
Aisan Industry Co., Ltd.	17,400	84,073
Akebono Brake Industry Co., Ltd.	20,900	117,815
Calsonic Kansei Corp.	63,000	87,568
Eagle Industry Co., Ltd.	12,000	41,699
Exedy Corp.	8,700	85,129
FCC Co., Ltd.	13,900	115,156
Futaba Industrial Co., Ltd.	16,900	64,878
Kayaba Industry Co., Ltd.	87,000	165,074
Keihin Corp.	20,300	144,440
Musashi Seimitsu Industry Co., Ltd.	8,700	74,188
Nifco, Inc.	26,700	264,202
Nissin Kogyo Co., Ltd.	22,900	167,234
Press Kogyo Co., Ltd.	39,000	52,488
Riken Corp.	52,000	121,611
Sanden Corp.	63,000	139,691
Showa Corp.	36,300	126,940
Takata Corp.	21,200	146,634
Teikoku Piston Ring Co., Ltd.	14,900	60,323
Toyo Tire & Rubber Co., Ltd.	112,000	200,154
TS Tech Co., Ltd.	12,300	70,421
Yokohama Rubber Co., Ltd. (The)	119,000	582,857

Total Auto Parts & Equipment		2,912,575

Banks—7.6%
Akita Bank Ltd. (The)	52,000	220,849
Aomori Bank Ltd. (The)	51,000	226,167
Awa Bank Ltd. (The)	37,000	257,143
Bank of Ikeda Ltd. (The)	1,000	48,428
Bank of Iwate Ltd. (The)	2,800	172,355

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Bank of Nagoya Ltd. (The)	34,000	$184,909
Bank of Okinawa Ltd. (The)	6,100	245,615
Bank of Saga Ltd. (The)	58,000	212,421
Chukyo Bank Ltd. (The)	83,000	315,885
Daisan Bank Ltd. (The)	37,000	128,163
Daishi Bank Ltd. (The)	89,000	389,774
Ehime Bank Ltd. (The)	58,000	199,625
Eighteenth Bank Ltd. (The)	33,000	121,224
Fukui Bank Ltd. (The)	81,000	297,551
Higo Bank Ltd. (The)	37,000	229,388
Hokkoku Bank Ltd. (The)	78,000	269,322
Hokuetsu Bank Ltd. (The)	138,000	309,035
Hyakugo Bank Ltd. (The)	51,000	304,368
Hyakujushi Bank Ltd. (The)	57,000	318,798
Juroku Bank Ltd. (The)	31,000	144,997
Kagoshima Bank Ltd. (The)	29,000	238,334
Keiyo Bank Ltd. (The)	56,000	282,934
Kiyo Holdings, Inc.	295,000	445,837
Michinoku Bank Ltd. (The)	35,000	82,239
Mie Bank Ltd. (The)	31,000	125,163
Miyazaki Bank Ltd. (The)	32,000	120,375
Musashino Bank Ltd. (The)	8,300	319,548
Ogaki Kyoritsu Bank Ltd. (The)	56,000	258,842
Oita Bank Ltd. (The)	27,000	181,390
San-In Godo Bank Ltd. (The)	27,000	215,643
Shiga Bank Ltd. (The)	35,000	227,027
Shikoku Bank Ltd. (The)	56,000	299,614
Tochigi Bank Ltd. (The)	26,000	157,176
Toho Bank Ltd. (The)	52,000	225,439
Tokyo Tomin Bank Ltd. (The)	11,600	183,629
Yamagata Bank Ltd. (The)	27,000	182,581
Yamanashi Chuo Bank Ltd. (The)	30,000	173,745

Total Banks		8,315,533

Beverages—1.1%
Ito En, Ltd.(a)	23,900	348,547
Kagome Co., Ltd.(a)	17,100	286,541
Mercian Corp.	58,000	113,889
Mikuni Coca-Cola Bottling Co., Ltd.	8,200	78,970
Takara Holdings, Inc.	60,000	349,475

Total Beverages		1,177,422

Building Materials—2.8%
Asahi Organic Chemicals Industry Co., Ltd.	35,000	115,058
Bunka Shutter Co., Ltd.	31,000	132,686
Central Glass Co., Ltd.	87,000	345,505
Chofu Seisakusho Co., Ltd.	11,200	271,197
Cleanup Corp.	23,200	94,182
Daiken Corp.	60,000	135,025
Fujitec Co., Ltd.	31,000	110,458
Nice Holding, Inc.	31,000	53,006
Nichiha Corp.	8,700	50,578
Rinnai Corp.	10,400	401,544
Sanwa Holdings Corp.	169,000	639,459
Sumitomo Osaka Cement Co., Ltd.	122,000	305,505
Takara Standard Co., Ltd.	58,000	369,178

Total Building Materials		3,023,381

Chemicals—6.7%
ADEKA Corp.	29,000	210,182
Aica Kogyo Co., Ltd.	28,800	316,752
Chugoku Marine Paints Ltd.	22,000	157,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	32,000	$88,252
Denki Kagaku Kogyo K.K.	175,000	418,919
Fujimi, Inc.	11,200	129,359
Gun-Ei Chemical Industry Co., Ltd.	32,000	75,543
Kansai Paint Co., Ltd.	88,000	441,699
Koatsu Gas Kogyo Co., Ltd.	29,000	159,316
Lintec Corp.	14,100	191,474
Nihon Parkerizing Co., Ltd.	25,000	213,183
Nippon Chemical Industrial Co., Ltd.	84,000	210,347
Nippon Kayaku Co., Ltd.	112,000	573,281
Nippon Paint Co., Ltd.	113,000	443,773
Nippon Shokubai Co., Ltd.	53,000	402,250
Nippon Soda Co Ltd.	30,000	117,485
NOF Corp.	81,000	314,528
Sakata INX Corp.	35,000	122,394
Sanyo Chemical Industries Ltd.	55,000	320,960
Sumitomo Bakelite Co., Ltd.	63,000	250,193
Sumitomo Seika Chemicals Co., Ltd.	29,000	86,376
T. Hasegawa Co., Ltd.(a)	12,300	162,960
Taiyo Ink Manufacturing Co., Ltd.	13,600	256,397
Takasago International Corp.	35,000	240,927
Toagosei Co., Ltd.	116,000	342,945
Tokuyama Corp.	28,000	230,425
Tokyo Ohka Kogyo Co., Ltd.	11,600	160,340
Toyo Ink Manufacturing Co., Ltd.	140,000	390,734
Zeon Corp.	85,000	284,115

Total Chemicals		7,312,859

Commercial Services—2.8%
Aeon Delight Co., Ltd.	3,700	106,327
Duskin Co Ltd.	11,400	199,956
Kanamoto Co., Ltd.	25,000	89,906
Kyodo Printing Co., Ltd.	83,000	205,097
Meitec Corp.(a)	22,700	386,138
Nichii Gakkan Co.	8,700	125,341
Nissin Corp.	30,000	82,074
Nomura Co., Ltd.	33,000	92,830
Park24 Co., Ltd.(a)	89,300	659,036
Sohgo Security Services Co., Ltd.	38,200	392,746
TKC Corp.	8,000	164,766
Toppan Forms Co., Ltd.	46,500	586,315

Total Commercial Services		3,090,532

Computers—1.8%
CSK Holdings Corp.	18,100	96,640
Hitachi Information Systems Ltd.	14,900	304,410
Hitachi Maxell Ltd.	34,000	312,432
Hitachi Systems & Services Ltd.	8,600	87,755
Information Services International-Dentsu Ltd.	14,500	92,455
JBCC Holdings, Inc.	10,000	86,817
NEC Fielding Ltd.	29,600	396,082
NS Solutions Corp.	12,100	155,638
Obic Co., Ltd.	2,000	321,897
Roland DG Corp.	5,800	84,777

Total Computers		1,938,903

Cosmetics/Personal Care—1.6%
Aderans Co., Ltd.	18,000	186,056
Fancl Corp.	17,000	224,854

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
KOSE Corp.	14,000	$345,946
Lion Corp.(a)	112,000	599,228
Mandom Corp.	14,500	409,487

Total Cosmetics/Personal Care		1,765,571

Distribution/Wholesale—3.7%
Advan Co., Ltd.	14,500	58,064
Ai Holdings Corp.	25,200	80,618
Doshisha Co., Ltd.	5,800	78,634
Fuji Electronics Co., Ltd.	14,600	119,989
Hakuto Co., Ltd.	23,700	209,418
Hanwa Co., Ltd.	88,000	271,815
Inaba Denki Sangyo Co., Ltd.	11,600	309,035
Itochu Enex Co., Ltd.	48,700	338,455
Iwatani International Corp.(a)	63,000	154,286
Japan Pulp & Paper Co., Ltd.	60,000	194,595
JFE Shoji Holdings, Inc.	30,000	89,686
Matsuda Sangyo Co., Ltd.	6,340	61,617
Mitsuuroko Co., Ltd.	31,300	210,623
Nagase & Co., Ltd.	27,000	259,426
Ryoden Trading Co., Ltd.	51,000	290,303
Ryoshoku Ltd.	8,400	208,031
Ryoyo Electro Corp.	23,600	205,149
San-Ai Oil Co., Ltd.	32,000	140,496
Sankyo Seiko Co., Ltd.	31,300	56,281
Sankyo-Tateyama Holdings, Inc.	174,000	161,236
Satori Electric Co., Ltd.	15,100	64,464
Sinanen Co., Ltd.	35,000	160,618
Takachiho Electric Co., Ltd.	8,100	74,879
Trusco Nakayama Corp.	14,500	184,269

Total Distribution/Wholesale		3,981,987

Diversified Financial Services—1.8%
Century Leasing System, Inc.	26,200	228,907
Ichiyoshi Securities Co., Ltd.	22,800	179,080
Kyokuto Securities Co., Ltd.	20,700	103,443
Mizuho Investors Securities Co., Ltd.	92,000	73,072
Okasan Holdings, Inc.	95,000	406,619
SFCG Co., Ltd.(a)	3,130	133,280
Tokai Tokyo Securities Co., Ltd.	196,000	525,405
Tokyo Leasing Co., Ltd.	22,700	183,553
Toyo Securities Co., Ltd.	52,000	100,960

Total Diversified Financial Services		1,934,319

Electric—0.2%
Okinawa Electric Power Co., Inc. (The)	2,300	169,233

Electrical Components & Equipment—1.3%
Fujikura Ltd.	86,000	277,022
GS Yuasa Corp.(a)	35,000	206,564
Hitachi Cable Ltd.	122,000	269,167
Nippon Signal Co., Ltd. (The)	20,900	139,026
Nissin Electric Co., Ltd.	17,000	74,639
Shinko Electric Co., Ltd.	27,000	90,546
Toshiba TEC Corp.	114,000	337,032

Total Electrical Components & Equipment		1,393,996

Electronics—4.7%
Alps Electric Co., Ltd.	43,000	206,343
Anritsu Corp.	31,000	71,815
Chiyoda Integre Co., Ltd.	6,200	74,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Cosel Co., Ltd.	13,900	$110,709
Dainippon Screen Manufacturing Co., Ltd.	85,000	161,280
Eizo Nanao Corp.	11,000	175,951
Horiba Ltd.	8,300	113,261
Idec Corp.	20,100	203,106
Japan Aviation Electronics Industry Ltd.	24,000	98,489
Kaga Electronics Co., Ltd.	12,000	142,570
Koa Corp.	14,700	82,541
Kuroda Electric Co Ltd.	8,700	80,042
Nichicon Corp.	25,400	159,993
Nidec Copal Corp.	20,300	139,066
Nidec Copal Electronics Corp.	17,500	91,892
Nihon Dempa Kogyo Co., Ltd.	6,200	71,541
Nippon Chemi-Con Corp.	54,000	112,587
Nitto Kogyo Corp.	14,500	130,044
Osaki Electric Co Ltd.	12,000	76,249
Ryosan Co., Ltd.	27,100	641,253
Sanshin Electronics Co., Ltd.	14,500	127,965
Sanyo Denki Co., Ltd.	26,000	62,239
Sato Corp.	11,300	126,151
Shinko Shoji Co., Ltd.	14,900	139,713
SMK Corp.	29,000	84,457
Sodick Co., Ltd.	27,300	42,764
Star Micronics Co., Ltd.	25,900	269,143
Sumida Corp.	8,700	47,411
Taiyo Yuden Co., Ltd.	8,000	44,126
Tokyo Seimitsu Co., Ltd.(a)	10,500	86,409
Toyo Corp./Chuo-Ku	32,200	425,544
ULVAC, Inc.	8,200	122,661
Yamatake Corp.	25,400	603,828

Total Electronics		5,125,625

Engineering & Construction—5.6%
Asunaro Aoki Construction Co., Ltd.	25,000	121,070
COMSYS Holdings Corp.	34,000	310,932
Japan Airport Terminal Co., Ltd.	18,000	237,882
Kandenko Co., Ltd.	62,000	484,237
Kyowa Exeo Corp.	30,000	318,036
Kyudenko Corp.	31,000	251,351
Maeda Corp.	63,000	250,193
Maeda Road Construction Co., Ltd.	34,000	337,937
NEC Networks & System Integration Corp.	11,600	139,482
Nippo Corp.	29,000	243,453
Nippon Densetsu Kogyo Co., Ltd.	29,000	337,507
Nippon Koei Co., Ltd.	32,000	75,190
Nishimatsu Construction Co., Ltd.	150,000	221,732
Okumura Corp.(a)	90,000	447,767
Sanki Engineering Co., Ltd.	29,000	201,544
Shinko Plantech Co., Ltd.	8,600	70,868
Taihei Kogyo Co., Ltd.	33,000	99,746
Taikisha Ltd.	23,100	325,158
Takasago Thermal Engineering Co., Ltd.	33,000	273,028
Toda Corp.	116,000	419,724
Toenec Corp.	27,000	158,158
Toshiba Plant Systems & Services Corp.(a)	37,000	372,245
Toyo Engineering Corp.	31,000	93,701
Tsukishima Kikai Co., Ltd.	24,000	162,030
Yurtec Corp.	32,000	194,506

Total Engineering & Construction		6,147,477

Entertainment—1.4%
Aeon Fantasy Co., Ltd.	10,800	94,359
Avex Group Holdings, Inc.	23,400	256,071

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Heiwa Corp.(a)	78,100	$775,400
Mars Engineering Corp.	6,900	230,634
Toei Co., Ltd.	29,000	130,204
Tokyotokeiba Co., Ltd.	58,000	85,736

Total Entertainment		1,572,404

Environmental Control—0.1%
Asahi Pretec Corp.	9,400	106,599

Food—6.0%
Ariake Japan Co., Ltd.	9,000	167,788
Ezaki Glico Co., Ltd.	28,000	286,950
Fuji Oil Co., Ltd.	31,600	442,714
House Foods Corp.	32,600	574,681
Itoham Foods, Inc.	34,000	121,897
J-Oil Mills, Inc.	34,000	139,151
Kato Sangyo Co., Ltd.	14,500	245,212
Marudai Food Co., Ltd.	28,000	78,147
Maruha Group, Inc.	90,000	149,917
Meiji Dairies Corp.	62,000	326,928
Meiji Seika Kaisha Ltd.	129,000	609,067
Mitsui Sugar Co., Ltd.	26,000	98,092
Morinaga & Co., Ltd.	119,000	259,923
Morinaga Milk Industry Co., Ltd.	110,000	423,497
Nichirei Corp.	85,000	398,511
Nippon Beet Sugar Manufacturing Co., Ltd.	27,000	71,782
Nippon Flour Mills Co., Ltd.	25,000	136,238
Nippon Suisan Kaisha Ltd.	89,300	226,575
Nisshin Oillio Group Ltd. (The)	53,000	304,026
QP Corp.	51,900	706,503
Showa Sangyo Co., Ltd.	89,000	298,467
Snow Brand Milk Products Co., Ltd.(a)	22,500	85,135
Starzen Co., Ltd.	83,000	215,168
Yokohama Reito Co., Ltd.	26,000	179,548

Total Food		6,545,917

Forest Products & Paper—1.3%
Chuetsu Pulp & Paper Co., Ltd.	60,000	142,306
Daio Paper Corp.	41,000	503,850
Hokuetsu Paper Mills Ltd.	89,000	536,061
Mitsubishi Paper Mills Ltd.	55,000	128,020
Tokushu Tokai Holdings Co., Ltd.	54,000	157,264

Total Forest Products & Paper		1,467,501

Gas—0.5%
Saibu Gas Co., Ltd.	202,000	561,544

Hand/Machine Tools—1.1%
Asahi Diamond Industrial Co., Ltd.	29,000	160,916
Disco Corp.	8,600	173,803
Hitachi Koki Co., Ltd.	40,900	336,584
Hitachi Tool Engineering Ltd.	8,000	58,423
Meidensha Corp.	58,000	180,430
OSG Corp.(a)	31,600	264,582
Union Tool Co.	3,100	69,079

Total Hand/Machine Tools		1,243,817

Healthcare-Products—1.7%
Hogy Medical Co., Ltd.	3,300	224,611
Nihon Kohden Corp.	18,000	417,981
Nipro Corp.	35,024	611,616

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Paramount Bed Co., Ltd.	17,900	$240,707
Sysmex Corp.	6,200	222,284
TOPCON Corp.	22,600	96,982

Total Healthcare-Products		1,814,181

Home Builders—0.7%
Mitsui Home Co., Ltd.	29,000	143,320
PanaHome Corp.	77,000	450,193
Token Corp.	4,640	123,870

Total Home Builders		717,383

Home Furnishings—1.2%
Alpine Electronics, Inc.	25,400	200,342
Canon Electronics, Inc.	14,400	200,790
France Bed Holdings Co., Ltd.	122,000	192,455
Nidec Sankyo Corp.	62,000	227,755
Noritz Corp.	19,900	261,894
TOA Corp. Hyogo	37,000	233,061

Total Home Furnishings		1,316,297

Household Products/Wares—0.2%
Kokuyo Co., Ltd.	26,100	187,436

Housewares—0.8%
Noritake Co., Ltd.	58,000	207,943
Sangetsu Co., Ltd.	29,300	665,835

Total Housewares		873,778

Insurance—0.3%
Fuji Fire & Marine Insurance Co., Ltd. (The)	201,000	294,903

Internet—1.0%
Matsui Securities Co., Ltd.(a)	129,900	1,064,707

Iron/Steel—1.7%
Aichi Steel Corp.	54,000	172,752
Godo Steel Ltd.	56,000	153,205
Kyoei Steel Ltd.	13,500	264,043
Mitsubishi Steel Manufacturing Co., Ltd.	32,000	81,544
Nakayama Steel Works Ltd.	63,000	152,201
Nippon Metal Industry Co., Ltd.(a)	119,000	161,467
Nippon Yakin Kogyo Co Ltd.	26,500	73,668
Sanyo Special Steel Co., Ltd.	83,000	238,058
Topy Industries Ltd.	65,000	114,010
Yodogawa Steel Works Ltd.	116,000	476,029

Total Iron/Steel		1,886,977

Leisure Time—0.4%
Daikoku Denki Co., Ltd.	6,000	92,267
HIS Co., Ltd.	6,400	130,965
Mizuno Corp.	53,000	250,822

Total Leisure Time		474,054

Lodging—0.2%
Resorttrust, Inc.(a)	22,960	253,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Machinery-Construction & Mining—0.3%
Aichi Corp.	31,900	$121,758
Kato Works Co., Ltd.	23,000	55,565
Tadano Ltd.	29,000	150,359

Total Machinery-Construction & Mining		327,682

Machinery-Diversified—3.1%
Aida Engineering Ltd.	29,000	104,931
Anest Iwata Corp.	28,000	93,591
Chugai Ro Co., Ltd.	20,000	61,776
CKD Corp.	28,900	109,670
Daifuku Co., Ltd.	42,000	239,537
Daihen Corp	30,000	114,506
Ebara Corp.(a)	116,000	262,328
Furukawa Co., Ltd.	203,000	203,784
Hisaka Works Ltd.	3,000	38,952
JUKI Corp.	52,000	53,348
Komori Corp.	23,600	254,354
Makino Milling Machine Co., Ltd.	34,000	90,767
Max Co., Ltd.	27,000	318,697
Miura Co., Ltd.(a)	15,000	364,037
Nabtesco Corp.	27,000	177,220
Nippon Thompson Co., Ltd.	25,000	103,144
Nitto Kohki Co., Ltd.	8,700	152,022
Obara Corp.	8,400	46,425
OKUMA Corp.	31,000	113,878
Organo Corp.	5,000	31,660
Sintogokio Ltd	11,000	73,657
Tokyo Kikai Seisakusho Ltd.(a)	32,000	61,423
Toshiba Machine Co., Ltd.	32,000	92,488
Tsubakimoto Chain Co.	55,000	167,457

Total Machinery-Diversified		3,329,652

Metal Fabricate/Hardware—1.4%
Furukawa-Sky Aluminum Corp.	80,000	188,858
Kitz Corp.	53,000	161,368
MISUMI Group, Inc.	16,800	196,632
Nachi-Fujikoshi Corp.	63,000	116,757
Nippon Steel Trading Co., Ltd.	51,000	79,890
Oiles Corp.	12,352	175,231
Onoken Co., Ltd.	11,600	110,817
Ryobi Ltd.	64,000	128,494
Shinsho Corp	27,000	51,826
Tocalo Co., Ltd.	8,100	70,501
Toho Zinc Co., Ltd.	35,000	83,012
Yamazen Corp.	41,700	155,944

Total Metal Fabricate/Hardware		1,519,330

Mining—1.4%
Chuo Denki Kogyo Co., Ltd.	8,000	51,451
Mitsui Mining & Smelting Co., Ltd.	258,000	532,223
Nippon Denko Co., Ltd.	22,000	110,667
Nippon Light Metal Co., Ltd.	174,000	172,752
Pacific Metals Co., Ltd.(a)	116,000	566,884
Sumitomo Light Metal Industries Ltd.	91,000	82,317
Toho Titanium Co., Ltd.(a)	9,000	96,304

Total Mining		1,612,598

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Miscellaneous Manufacturing—1.8%
Amano Corp.(a)	34,300	$264,486
Bando Chemical Industries Ltd.	34,000	80,640
Kureha Corp.	81,000	397,629
Mitsuboshi Belting Co., Ltd.(a)	29,000	152,918
Nikkiso Co., Ltd.	25,000	140,651
Nippon Valqua Industries Ltd.	34,000	87,391
Nitta Corp.	5,600	72,896
Okamoto Industries, Inc.	58,000	228,417
Sekisui Plastics Co., Ltd.	63,000	211,274
Shin-Etsu Polymer Co., Ltd.	20,600	97,716
Tamron Co., Ltd.	6,500	56,216
Tokai Rubber Industries, Inc.	20,900	169,690

Total Miscellaneous Manufacturing		1,959,924

Office Furnishings—0.1%
Okamura Corp.	29,000	160,596

Office/Business Equipment—0.1%
Canon Finetech, Inc.	11,100	118,286

Oil & Gas—0.1%
AOC Holdings, Inc.	13,000	70,270
Kanto Natural Gas Development Ltd.	7,000	43,938

Total Oil & Gas		114,208

Packaging & Containers—0.7%
Fuji Seal International, Inc.	6,400	101,525
Nihon Yamamura Glass Co., Ltd.	58,000	126,045
Rengo Co., Ltd.	63,000	510,811

Total Packaging & Containers		738,381

Pharmaceuticals—3.8%
Kaken Pharmaceutical Co., Ltd.	53,000	577,650
Kobayashi Pharmaceutical Co., Ltd.	8,700	368,538
Kyorin Co., Ltd.	37,000	521,633
Miraca Holdings, Inc.	20,100	428,608
Mochida Pharmaceutical Co., Ltd.	31,000	370,359
Nippon Shinyaku Co., Ltd.	24,000	282,758
Sawai Pharmaceutical Co., Ltd.	3,000	146,608
Seikagaku Corp.	22,900	245,799
SSP Co., Ltd.	64,000	422,901
Toho Pharmaceutical Co., Ltd.	8,400	115,181
Tsumura & Co.	11,063	406,396
ZERIA Pharmaceutical Co., Ltd.	24,000	274,021

Total Pharmaceuticals		4,160,452

Real Estate—0.8%
Arnest One Corp.	65,900	143,213
Iida Home Max	23,200	115,168
Sankei Building Co., Ltd. (The)	17,700	96,457
Sumitomo Real Estate Sales Co., Ltd.	11,600	346,145
Tokyu Livable, Inc.	37,500	178,296

Total Real Estate		879,279

Retail—10.8%
ABC-Mart, Inc.	17,500	635,136
Alpen Co., Ltd.	17,200	331,857
AOKI Holdings, Inc.	11,600	118,495
Arcs Co., Ltd.	25,510	422,962

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
ASKUL Corp.(a)	5,500	$115,946
Belluna Co., Ltd.	13,150	34,525
Best Denki Co., Ltd.	71,000	225,571
Chiyoda Co., Ltd.	17,900	330,750
Circle K Sunkus Co., Ltd.	34,200	612,696
Culture Convenience Club Co., Ltd.(a)	57,300	576,477
Don Quijote Co., Ltd.	8,900	175,349
Doutor Nichires Holdings Co., Ltd.	2,500	54,275
EDION Corp.(a)	57,300	278,125
Gulliver International Co., Ltd.	6,340	107,077
H2O Retailing Corp.	58,000	430,601
Heiwado Co., Ltd.	14,500	231,136
Honeys Co., Ltd.	14,750	141,724
Izumi Co., Ltd (1)	14,100	220,094
Izumiya Co., Ltd.	30,000	194,595
Kasumi Co., Ltd.	30,000	164,479
Keiyo Co., Ltd.(a)	17,400	121,886
Kisoji Co., Ltd.	11,600	236,607
Kojima Co., Ltd.	14,000	42,317
Komeri Co., Ltd.	11,600	277,683
K’s Holdings Corp.	9,700	161,256
Matsumotokiyoshi Holdings Co., Ltd.	14,500	297,678
Ministop Co., Ltd.	13,800	285,134
Nishimatsuya Chain Co., Ltd.	10,900	98,719
Parco Co., Ltd.	20,300	183,853
Paris Miki, Inc.	41,700	383,189
Plenus Co., Ltd.	32,400	576,516
Point, Inc.	10,410	567,296
Right On Co., Ltd.	19,700	317,504
Royal Holdings Co., Ltd.(a)	17,900	184,825
Ryohin Keikaku Co., Ltd.	10,600	495,797
Saizeriya Co., Ltd.	14,700	206,270
Seiko Holdings Corp.	57,000	126,387
Senshukai Co., Ltd.	23,000	179,382
Shimachu Co., Ltd.	8,700	192,427
St.Marc Holdings Co., Ltd.	2,700	79,824
Sundrug Co., Ltd.	14,500	398,290
United Arrows Ltd.	29,800	226,828
UNY Co., Ltd.	37,000	400,000
Xebio Co., Ltd.	6,100	116,886
Zensho Co., Ltd.(a)	34,800	202,312

Total Retail		11,760,736

Semiconductors—0.6%
Epson Toyocom Corp.	66,000	121,589
Megachips Corp.	5,600	99,274
Mimasu Semiconductor Industry Co., Ltd.	8,300	76,911
Sanken Electric Co., Ltd.	32,000	122,846
Shindengen Electric Manufacturing Co., Ltd.	28,000	50,039
Shinko Electric Industries Co., Ltd.(a)	25,500	202,818

Total Semiconductors		673,477

Shipbuilding—0.1%
Sasebo Heavy Industries Co., Ltd.(a)	35,000	67,568

Software—1.8%
FUJI SOFT, Inc.	6,500	136,095
Hitachi Software Engineering Co., Ltd.	17,700	269,063
Jastec Co., Ltd.	18,000	107,821
Koei Co., Ltd.(a)	40,000	414,342
NEC Mobiling Ltd.	8,700	136,666
Nihon Unisys Ltd.	12,000	96,635
NSD Co., Ltd.	16,700	129,326

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Japan SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Sorun Corp.	14,100	$80,727
Sumisho Computer Systems Corp.	19,700	321,633
Trans Cosmos, Inc.(a)	20,000	140,761
Zenrin Co., Ltd.(a)	8,900	107,016

Total Software		1,940,085

Storage/Warehousing—0.7%
Mitsui-Soko Co., Ltd.(a)	53,000	292,333
Sumitomo Warehouse Co., Ltd. (The)	83,000	419,349

Total Storage/Warehousing		711,682

Telecommunications—0.7%
Daimei Telecom Engineering Corp.	7,000	64,402
Denki Kogyo Co., Ltd.	63,000	388,494
Hitachi Kokusai Electric, Inc.	25,000	130,171
Uniden Corp.	85,000	130,336

Total Telecommunications		713,403

Textiles—0.9%
Japan Vilene Co., Ltd.	35,000	161,004
Kurabo Industries Ltd.	91,000	149,575
Nitto Boseki Co., Ltd.	66,000	128,869
Seiren Co., Ltd.	11,700	52,660
Toyobo Co., Ltd.	299,000	445,284
Unitika Ltd.	118,000	85,913

Total Textiles		1,023,305

Toys/Games/Hobbies—0.2%
TOMY Co., Ltd.	31,600	203,927

Transportation—3.3%
Daiichi Chuo Kisen Kaisha	90,000	246,222
Fukuyama Transporting Co., Ltd.(a)	52,000	255,841
Hitachi Transport System Ltd.	14,600	215,980
Iino Kaiun Kaisha, Ltd.	40,700	257,714
Inui Steamship Co., Ltd.	15,300	112,577
Keisei Electric Railway Co., Ltd.	61,000	373,469
Kintetsu World Express, Inc.	5,100	98,737
Nippon Konpo Unyu Soko Co., Ltd.	5,000	54,937
Nishi-Nippon Railroad Co., Ltd.	121,000	516,569
Sagami Railway Co., Ltd.	129,000	573,492
Sankyu, Inc.	57,000	205,615
Seino Holdings Corp.	56,000	306,409
Senko Co., Ltd.	24,000	104,843
Shinwa Kaiun Kaisha, Ltd.	70,000	185,328
Yusen Air & Sea Service Co., Ltd.	6,000	74,926

Total Transportation		3,582,659

TOTAL COMMON STOCKS (Cost: $131,281,601)		108,563,731

SHORT-TERM INVESTMENT—0.4%
MONEY MARKET FUND—0.4%
United States – 0.4%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(b) (Cost: $479,400)	479,400	479,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Japan SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—7.5%
MONEY MARKET FUND —7.5%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(c) (Cost: $8,109,913)(d)	8,109,913	$8,109,913

TOTAL INVESTMENTS IN SECURITIES—107.6% (Cost: $139,870,914)(e)		117,153,044
Liabilities in Excess of Foreign Currency and Other Assets—(7.6)%		(8,292,601)

NET ASSETS—100.0%		$108,860,443

(a)	Security, or portion thereof, was on loan at December 31, 2008.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2008.
(c)	Interest rates shown reflect yields as of December 31, 2008.
(d)	At December 31, 2008, the total market value of the Fund’s securities on loan was $7,624,972 and the total market value of the collateral held by the Fund was $8,109,913.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Japan SmallCap Dividend Fund

Sector Breakdown† as of 12/31/08‡

Industrials	24.2%
Consumer Discretionary	20.8%
Materials	13.6%
Consumer Staples	12.3%
Financials	11.2%
Information Technology	10.7%
Health Care	5.3%
Energy	0.9%
Utilities	0.7%
Other	0.3%
†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree Pacific ex-Japan Total Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.1%
Australia—59.7%
ABB Grain Ltd.	4,052	$21,555
ABC Learning Centres Ltd.	249,162	93,806
Adelaide Brighton Ltd.	31,886	46,685
Aevum Ltd.	3,617	2,547
AGL Energy Ltd.	17,761	188,964
Alumina Ltd.	62,831	60,890
Amcor Ltd.	53,444	216,115
AMP Ltd.	140,346	530,343
APA Group(a)	37,728	78,912
APN News & Media Ltd.	35,700	61,727
ARB Corp., Ltd.	4,127	8,200
Aristocrat Leisure Ltd.	26,879	72,711
ASX Ltd.	11,484	266,621
Austal Ltd.	7,238	9,840
Austbrokers Holdings Ltd.	15,864	41,476
Austereo Group Ltd.	20,030	17,456
Australia & New Zealand Banking Group Ltd.	159,243	1,697,560
Australian Agricultural Co., Ltd.	9,797	12,807
Australian Wealth Management Ltd.	40,208	30,836
Automotive Holdings Group	7,725	2,693
AWB Ltd.	14,000	24,792
AXA Asia Pacific Holdings Ltd.	68,776	236,876
Babcock & Brown Infrastructure Group(a)	164,311	12,601
Babcock & Brown Ltd.	2,753	298
Babcock & Brown Wind Partners Ltd.(a)	23,809	15,023
Bank of Queensland Ltd.	7,535	52,219
Beach Petroleum Ltd.	11,311	7,571
Bendigo and Adelaide Bank Ltd.	14,548	111,572
BHP Billiton Ltd.	56,040	1,189,323
Billabong International Ltd.	12,800	70,055
BlueScope Steel Ltd.	47,671	116,327
Boom Logistics Ltd.	22,272	10,249
Boral Ltd.	38,543	124,149
Bradken Ltd.	3,818	7,294
Brambles Ltd.	54,124	279,996
Caltex Australia Ltd.	17,776	89,109
Centennial Coal Co., Ltd.	6,265	14,502
Challenger Financial Services Group Ltd.	59,594	81,020
Coca-Cola Amatil Ltd.	54,139	346,883
Cochlear Ltd.	3,497	135,071
Coffey International Ltd.	8,348	9,312
Commonwealth Bank of Australia	100,920	2,033,444
Computershare Ltd.	13,943	75,824
ConnectEast Group(a)	72,159	27,670
Consolidated Media Holdings Ltd.	78,149	102,433
Corporate Express Australia Ltd.	15,976	46,782
Count Financial Ltd.	20,689	14,424
Crane Group Ltd.	3,909	25,482
Crown Ltd.	17,114	71,233
CSL Ltd.	5,309	124,738
CSR Ltd.	70,817	86,898
David Jones Ltd.	52,590	116,597
Downer EDI Ltd.	16,777	44,799
DUET Group(a)	19,367	23,360
Emeco Holdings Ltd.	15,766	3,133
Energy Developments Ltd.	6,123	10,032
Energy Resources of Australia Ltd.	2,478	32,826
Envestra Ltd.(a)	88,855	22,612
FairFax Media Ltd.(c)	118,061	134,580
Felix Resources Ltd.	1,210	7,424
FKP Property Group	3,799	1,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Pacific ex-Japan Total Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Fleetwood Corp., Ltd.	2,688	$6,859
FlexiGroup Ltd.	83,248	15,381
Flight Centre Ltd.	5,271	28,665
Foster’s Group Ltd.	111,104	426,038
Futuris Corp., Ltd.	56,883	25,580
Gloucester Coal Ltd.	1,422	3,847
Goodman Fielder Ltd.	120,212	111,470
GRD Ltd.	5,871	1,146
GUD Holdings Ltd.	4,911	20,509
Gunns Ltd.	24,899	19,964
GWA International Ltd.	21,511	43,493
Harvey Norman Holdings Ltd.	50,959	94,151
Hastings Diversified Utilities Fund(a)	16,821	25,566
Healthscope Ltd.	11,884	36,622
HFA Holdings Ltd.	3,282	124
Hills Industries Ltd.	15,819	34,190
Housewares International Ltd.	17,749	8,167
Incitec Pivot Ltd.	28,865	50,110
Independence Group NL	1,751	2,637
Insurance Australia Group Ltd.	178,216	483,341
Invocare Ltd.	4,302	15,447
IOOF Holdings Ltd.	5,911	15,660
Iress Market Technology Ltd.	5,728	20,567
Leighton Holdings Ltd.(c)	8,526	164,361
Lend Lease Corp., Ltd.	32,971	165,509
Lend Lease Primelife Ltd.	56,728	8,108
Lion Nathan Ltd.(c)	32,890	188,492
MacArthur Coal Ltd.	1,037	2,191
Macmahon Holdings Ltd.	10,782	2,857
Macquarie Airports(a)	172,732	289,028
Macquarie Communications Infrastructure Group(a)	21,446	12,635
Macquarie Group Ltd.	23,126	464,516
Macquarie Infrastructure Group(a)	60,215	71,789
Metcash Ltd.	23,263	71,039
Minara Resources Ltd.	92,482	18,376
Mincor Resources NL	3,688	1,826
Mirvac Real Estate Investment Trust	133,448	29,773
Mitchell Communications Group Ltd.	13,460	4,223
Monadelphous Group Ltd.	3,994	18,768
Mortgage Choice Ltd.	88,125	46,695
National Australia Bank Ltd.	140,082	2,038,271
Navitas Ltd.	18,151	30,372
New Hope Corp., Ltd.	9,344	22,475
Nufarm Ltd.	3,764	27,528
Oakton Ltd.	3,911	3,449
Octaviar Ltd.	78,603	54,254
OneSteel Ltd.	49,041	84,111
Orica Ltd.	11,669	113,736
Origin Energy Ltd.	16,740	188,139
Oxiana Ltd.	88,954	31,630
Pacific Brands Ltd.	44,617	13,376
Peet Ltd.	20,756	22,285
Perpetual Ltd.	4,287	110,858
Photon Group Ltd.	8,414	7,626
Primary Health Care Ltd.	29,746	101,621
Prime Media Group Ltd.	40,156	37,516
Qantas Airways Ltd.	262,332	481,021
QBE Insurance Group Ltd.	50,074	901,068
Regional Express Holdings Ltd.	30,147	20,283
Reverse Corp., Ltd.	21,213	16,269
Rio Tinto Ltd.	5,665	150,086
Salmat Ltd.	17,283	38,559
Santos Ltd.	13,184	136,683
Seek Ltd.	19,951	43,955
Select Harvests Ltd.	3,713	7,559

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Pacific ex-Japan Total Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Seven Network Ltd.	18,693	$92,533
Sigma Pharmaceuticals Ltd.	85,030	64,026
Sims Metal Management Ltd.	6,319	76,393
Sonic Healthcare Ltd.	13,189	133,885
SP AusNet(a)	79,484	52,645
Spark Infrastructure Group(b)	110,828	100,450
Specialty Fashion Group Ltd.	24,356	4,245
Straits Resources Ltd.	3,962	2,500
STW Communications Group Ltd.	21,660	10,269
Suncorp-Metway Ltd.	78,000	456,805
Sunland Group Ltd.	14,573	7,569
Super Cheap Auto Group Ltd.	4,988	9,320
TABCORP Holdings Ltd.	53,274	259,627
Tatts Group Ltd.	114,362	222,456
Telstra Corp., Ltd.	796,736	2,127,505
Ten Network Holdings Ltd.	65,741	53,627
Toll Holdings Ltd.	36,036	155,017
Tower Australia Group Ltd.	1,013	1,759
Transfield Services Ltd.	16,160	20,505
Transpacific Industries Group Ltd.	7,040	16,001
Transurban Group(a)	104,500	393,430
United Group Ltd.	13,296	76,477
UXC Ltd.	17,126	6,030
Vision Group Holdings Ltd.	7,819	3,271
Washington H. Soul Pattinson & Co., Ltd.	10,491	68,389
Wesfarmers Ltd.	15,501	194,531
Wesfarmers Ltd. Price Protected Shares	22,091	277,233
West Australian Newspapers Holdings Ltd.(c)	19,693	76,201
Westpac Banking Corp.	197,353	2,334,977
Westpac Office Trust	39,373	8,784
WHK Group Ltd.	44,424	27,565
Woodside Petroleum Ltd.	13,241	338,800
Woolworths Ltd.	48,529	902,363
WorleyParsons Ltd.	3,671	36,165

Total Australia		25,745,418

Hong Kong—24.8%
Bank of East Asia Ltd.(c)	46,416	97,022
Beijing Enterprises Holdings Ltd.	14,004	57,099
BOC Hong Kong (Holdings) Ltd.	436,391	494,376
Cathay Pacific Airways Ltd.(c)	166,000	186,772
Cheung Kong (Holdings) Ltd.	41,015	387,913
China Merchants Holdings (International) Co., Ltd.	32,539	62,893
China Mobile Ltd.	308,113	3,092,976
China Overseas Land & Investment Ltd.	54,026	75,146
China Power International Development Ltd.	77,000	15,896
China Resources Enterprise, Ltd.	34,009	59,328
China Resources Power Holdings Co., Ltd.	32,017	61,554
China Travel International Investment Hong Kong Ltd.	86,052	16,766
China Unicom Ltd.	406,477	487,760
Chong Hing Bank Ltd.	11,000	13,129
CITIC Pacific Ltd.	88,026	95,179
CLP Holdings Ltd.	91,031	617,820
CNOOC Ltd.	898,140	839,014
Cross-Harbour Holdings Ltd.	21,000	17,341
Dah Sing Banking Group Ltd.	18,004	12,939
Dah Sing Financial Holdings Ltd.	6,000	15,391
Denway Motors Ltd.	218,052	67,805
Fubon Bank (Hong Kong) Ltd.	12,000	3,871
Guangdong Investment Ltd.	170,039	68,233
Guangzhou Investment Co., Ltd.	278,022	26,905
Hang Seng Bank Ltd.	61,227	803,436
Hong Kong & China Gas Co., Ltd. (The)	91,539	138,191
Hong Kong Aircraft Engineering Co., Ltd.	2,799	23,005

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Pacific ex-Japan Total Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Hong Kong Exchanges and Clearing Ltd.(c)	40,404	$383,698
Hongkong & Shanghai Hotels Ltd. (The)	31,506	23,822
HongKong Electric Holdings Ltd.	86,025	482,838
Hopewell Holdings Ltd.	35,006	115,178
Hutchison Whampoa Ltd.	75,000	375,958
Industrial & Commercial Bank of China Ltd.	34,015	36,428
Lenovo Group Ltd.	206,000	56,084
MTR Corp.	79,030	183,141
New World Development Ltd.	88,022	89,269
PCCW Ltd.	271,054	129,403
Shanghai Industrial Holdings Ltd.	27,006	61,677
Shaw Brothers (Hong Kong) Ltd.	32,006	52,860
Shenzhen Investment Ltd.	244,000	43,447
Shougang Concord International Enterprises Co., Ltd.	230,000	25,522
Sino Land Co., Ltd.	120,022	124,200
Sun Hung Kai & Co., Ltd.	57,000	28,536
Sun Hung Kai Properties Ltd.	43,000	358,417
Techtronic Industries Co.	8,500	1,689
Television Broadcasts Ltd.	14,002	45,618
Tianjin Development Holdings Ltd.	8,000	2,673
Vitasoy International Holdings Ltd.	42,000	18,696
Wharf (Holdings) Ltd. (The)	62,017	170,042
Wing Hang Bank Ltd.	5,502	31,698

Total Hong Kong		10,678,654

New Zealand—3.0%
Air New Zealand Ltd.	193,518	108,568
Auckland International Airport Ltd.	87,002	82,367
Contact Energy Ltd.	20,259	86,782
Fisher & Paykel Appliances Holdings Ltd.	13,443	10,606
Fisher & Paykel Healthcare Corp.	31,679	58,317
Fletcher Building Ltd.	38,056	127,657
Freightways Ltd.	5,773	10,796
Infratil Ltd.	12,924	12,311
Mainfreight Ltd.	2,559	7,208
New Zealand Refining Co., Ltd. (The)	30,889	105,601
Northern Crest Investments Ltd.	119,726	7,513
Nuplex Industries Ltd.	5,301	9,294
PGG Wrightson Ltd.	9,886	7,453
Port of Tauranga Ltd.	4,511	17,188
Pumpkin Patch Ltd.	75,827	42,098
Ryman Healthcare Ltd.	11,224	9,052
Sky City Entertainment Group Ltd.	34,819	63,486
Sky Network Television Ltd.	6,306	13,635
Telecom Corp. of New Zealand Ltd.	240,989	322,510
Tower Ltd.	5,685	5,116
TrustPower Ltd.	11,822	51,125
Vector Ltd.	80,518	94,580
Warehouse Group Ltd.	14,178	29,165

Total New Zealand		1,282,428

Singapore—11.6%
Ascott Residence Trust	31,000	12,480
Asia Environment Holdings Ltd.	37,000	2,697
Banyan Tree Holdings Ltd.	31,000	9,145
Cambridge Industrial Trust	37,000	7,062
CapitaLand Ltd.	48,000	103,613
CapitaRetail China Trust	14,000	5,830
CH Offshore Ltd.	4,000	722
Chip Eng Seng Corp., Ltd.	23,000	3,033
City Developments Ltd.	17,000	75,162
ComfortDelgro Corp., Ltd.	116,000	116,745
Cosco Corp. (Singapore) Ltd.	28,000	18,463

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Pacific ex-Japan Total Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Creative Technology Ltd.	600	$1,791
CWT Ltd.	8,000	1,694
DBS Group Holdings Ltd.	104,000	607,795
First Real Estate Investment Trust	65,000	18,272
First Ship Lease Trust	7,000	2,381
FJ Benjamin Holdings Ltd.	227,000	25,997
Fraser and Neave Ltd.	40,070	82,045
Frasers Centrepoint Trust	38,000	16,616
Frasers Commercial Trust	116,000	18,921
Guocoland Ltd.	37,000	29,276
Hi-P International Ltd.	46,000	9,578
Ho Bee Investment Ltd.	44,000	11,605
Hong Leong Asia Ltd.	12,000	5,164
Hotel Plaza Ltd.	32,000	24,876
Hotel Properties Ltd.	19,000	14,770
HupSteel Ltd.	51,000	5,487
Jardine Cycle & Carriage Ltd.	9,250	60,993
Jaya Holdings Ltd.	44,000	8,704
K1 Ventures Ltd.	118,000	11,466
Keppel Land Ltd.	11,000	12,979
Keppel Telecommunications & Transportation Ltd.	12,000	6,580
K-REIT Asia	47,000	22,835
KS Energy Services Ltd.	14,000	9,620
Macarthurcook Industrial Real Estate Investment Trust	33,000	5,841
Midas Holdings Ltd.	45,000	15,148
MobileOne Ltd.	33,000	33,899
Neptune Orient Lines Ltd.	54,000	41,978
Orchard Parade Holdings Ltd.	11,000	4,581
Oversea-Chinese Banking Corp., Ltd.	75,000	259,761
Pacific Century Regional Developments Ltd.	77,000	7,482
Parkway Holdings Ltd.	45,000	38,730
Petra Foods Ltd.	17,720	4,674
Raffles Education Corp., Ltd.	60,000	23,529
Rickmers Maritime	39,000	10,557
SBS Transit Ltd.	41,000	48,378
SC Global Developments Ltd.	7,000	2,624
SembCorp Industries Ltd.	44,000	70,852
SembCorp Marine Ltd.	54,800	63,900
SIA Engineering Co., Ltd.	31,000	43,033
Singapore Airlines Ltd.	32,400	253,218
Singapore Airport Terminal Services Ltd.	72,000	69,964
Singapore Exchange Ltd.(c)	50,000	176,297
Singapore Petroleum Co., Ltd.	14,000	22,058
Singapore Post Ltd.	105,000	57,939
Singapore Press Holdings Ltd.	79,000	170,529
Singapore Technologies Engineering Ltd.	103,000	169,433
Singapore Telecommunications Ltd.	734,450	1,299,912
SMRT Corp., Ltd.	82,000	93,909
StarHub Ltd.	57,080	76,859
Straits Trading Co., Ltd.	12,000	35,482
United Engineers Ltd.	9,000	7,309
United Overseas Bank Ltd.	48,000	430,442
UOB-Kay Hian Holdings Ltd.	83,000	54,728
Venture Corp., Ltd.	10,000	30,401
WBL Corp., Ltd.	7,000	14,916
Wilmar International Ltd.	5,000	9,682
Wing Tai Holdings Ltd.	29,000	16,707

Total Singapore		5,029,149

TOTAL COMMON STOCKS (Cost: $76,644,803)		42,735,649

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Pacific ex-Japan Total Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
RIGHTS*—0.2%
Australia—0.0%
Envestra Ltd., expiring 2/06/09	22,102	$1,002

Hong Kong—0.0%
China Overseas Land & Investment Ltd., expiring 1/21/09	1,681	603

Singapore—0.2%
DBS Group Holdings Ltd., expiring 1/20/09	52,000	108,277

TOTAL RIGHTS (Cost: $0)		109,882

TOTAL LONG-TERM INVESTMENTS (Cost: $76,644,803)		42,845,531

SHORT-TERM INVESTMENT—3.4%
MONEY MARKET FUND—3.4%
United States-3.4%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(d) (Cost: $1,451,454)	1,451,454	1,451,454

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—2.3%
MONEY MARKET FUND—2.3%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(e) (Cost: $989,209)(f)	989,209	989,209

TOTAL INVESTMENTS IN SECURITIES—105.0% (Cost: $79,085,466)(g)		45,286,194
Liabilities in Excess of Cash, Foreign Currency and Other Assets—(5.0)%		(2,158,992)

NET ASSETS—100.0%		$43,127,202

*	Non-income producing security.
(a)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, and may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At December 31, 2008 these securities amounted to $100,450 or 0.2% of net assets.

(c)	Security, or portion thereof, was on loan at December 31, 2008.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2008.
(e)	Interest rate shown reflects yield as of December 31, 2008.
(f)	At December 31, 2008, the total market value of the Fund’s securities on loan was $940,483 and the total market value of the collateral held by the Fund was $989,209.
(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Pacific ex-Japan Total Dividend Fund

Sector Breakdown† as of 12/31/08‡

Financials	41.0%
Telecommunication Services	17.6%
Industrials	11.5%
Consumer Staples	6.1%
Consumer Discretionary	5.9%
Materials	5.8%
Utilities	5.0%
Energy	4.3%
Health Care	1.6%
Information Technology	0.5%
Other	0.7%
†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.7%
Australia—89.4%
ABC Learning Centres Ltd.	220,861	$83,152
AMP Ltd.	203,446	768,786
APA Group(a)	76,902	160,847
APN News & Media Ltd.	74,376	128,600
ASX Ltd.	18,318	425,285
Austereo Group Ltd.	85,931	74,889
Australia & New Zealand Banking Group Ltd.	193,465	2,062,373
Australian Wealth Management Ltd.	122,466	93,922
Automotive Holdings Group	19,552	6,816
Babcock & Brown Infrastructure Group(a)	351,589	26,964
Bendigo and Adelaide Bank Ltd.	29,543	226,571
Boral Ltd.	67,344	216,919
Caltex Australia Ltd.	30,048	150,627
Challenger Financial Services Group Ltd.	99,282	134,978
Coffey International Ltd.	14,962	16,690
Commonwealth Bank of Australia	101,138	2,037,837
ConnectEast Group(a)	232,534	89,167
Consolidated Media Holdings Ltd.	131,849	172,819
Corporate Express Australia Ltd.	26,561	77,777
Crane Group Ltd.	11,242	73,285
CSR Ltd.	128,240	157,360
David Jones Ltd.	86,515	191,812
DWS Advanced Business Solutions Ltd.	22,992	9,618
Envestra Ltd.(a)	245,884	62,572
FairFax Media Ltd.(c)	179,973	205,155
Foster’s Group Ltd.	157,618	604,401
Futuris Corp., Ltd.	154,691	69,564
Goodman Fielder Ltd.	219,441	203,482
GUD Holdings Ltd.	17,486	73,026
Gunns Ltd.	65,039	52,147
GWA International Ltd.	59,945	121,202
Hastings Diversified Utilities Fund(a)	63,022	95,787
Hills Industries Ltd.	46,591	100,698
Insurance Australia Group Ltd.	256,588	695,894
IOOF Holdings Ltd.	6,830	18,095
Lend Lease Corp. Ltd.	53,344	267,778
Lend Lease Primelife Ltd.	76,396	10,919
Macquarie Airports(a)	258,737	432,939
Macquarie Communications Infrastructure Group(a)	64,199	37,822
Macquarie Group Ltd.	33,227	667,408
Macquarie Media Group Ltd.(a)	43,719	29,566
Minara Resources Ltd.	191,103	37,973
National Australia Bank Ltd.	148,039	2,154,050
Oakton Ltd.	9,174	8,091
Octaviar Ltd.	85,869	59,269
Pacific Brands Ltd.	110,441	33,110
Peet Ltd.	66,333	71,221
Perpetual Ltd.	6,917	178,868
Photon Group Ltd.	10,271	9,309
Primary Health Care Ltd.	53,248	181,910
Prime Media Group Ltd.	13,229	12,359
Qantas Airways Ltd.	341,219	625,670
Salmat Ltd.	13,764	30,708
Service Stream Ltd.	17,808	8,629
Sigma Pharmaceuticals Ltd.	167,470	126,101
Skilled Group Ltd.	15,138	15,093
SMS Managmnet & Technology Ltd.	6,179	7,711
Spark Infrastructure Group(b)	164,218	148,841
Spotless Group Ltd.	19,683	38,699
STW Communications Group Ltd.	27,812	13,186
Suncorp-Metway Ltd.	113,501	664,716
Sunland Group Ltd.	63,425	32,944

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
TABCORP Holdings Ltd.	79,505	$387,462
Tatts Group Ltd.	187,702	365,116
Telstra Corp. Ltd.	882,748	2,357,180
Transurban Group(a)	150,161	565,338
UXC Ltd.	29,915	10,533
Wesfarmers Ltd.	52,228	655,439
West Australian Newspapers Holdings Ltd.(c)	30,613	118,456
Westpac Banking Corp.	253,334	2,997,317
WHK Group Ltd.	20,880	12,956

Total Australia		23,063,804

Hong Kong—1.8%
Champion Real Estate Investment Trust	503,727	135,191
Henderson Investment Ltd.	1,544,000	97,618
Prosperity Real Estate Investment Trust	121,350	14,092
Regal Real Estate Investment Trust	681,158	85,252
Shenzhen Investment Ltd.	534,346	95,146
Sunlight Real Estate Investment Trust	177,620	32,085

Total Hong Kong		459,384

New Zealand—6.3%
Air New Zealand Ltd.	242,270	135,919
Auckland International Airport Ltd.	156,038	147,726
Fisher & Paykel Appliances Holdings Ltd.	84,287	66,497
Fisher & Paykel Healthcare Corp.	85,587	157,554
Fletcher Building Ltd.	76,652	257,125
Freightways Ltd.	14,171	26,501
Nuplex Industries Ltd.	7,929	13,901
PGG Wrightson Ltd.	20,313	15,313
Pumpkin Patch Ltd.	15,443	8,574
Sky City Entertainment Group Ltd.	87,345	159,259
Telecom Corp. of New Zealand Ltd.	331,808	444,051
Vector Ltd.	157,603	185,128

Total New Zealand		1,617,548

Singapore—2.2%
Cambridge Industrial Trust	69,079	13,185
ComfortDelgro Corp., Ltd.	222,565	223,994
Fraser Commercial Trust	66,247	10,806
Jaya Holdings Ltd.	129,000	25,518
Kim Eng Holdings Ltd.	114,000	85,455
Rickmers Maritime	34,000	9,204
Singapore Petroleum Co., Ltd.	67,416	106,219
Stamford Land Corp. Ltd.	78,000	14,076
UOB Kay Hian Holdings Ltd.	147,000	96,929

Total Singapore		585,386

TOTAL COMMON STOCKS (Cost: $49,890,939)		25,726,122

RIGHTS *—0.0%
Australia—0.0%
Envestra Ltd., expiring 2/06/09 (Cost: $0)	95,798	4,341

TOTAL LONG-TERM INVESTMENTS (Cost: $49,890,939)		25,730,463

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
SHORT-TERM INVESTMENT—2.4%
MONEY MARKET FUND—2.4%
United States-2.4%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(d) (Cost: $608,268)	608,268	$608,268

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—1.1%
MONEY MARKET FUND—1.1%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(e) (Cost: $279,341)(f)	279,341	279,341

TOTAL INVESTMENTS IN SECURITIES—103.2% (Cost: $50,778,548)(g)		26,618,072
Liabilities in Excess of Foreign Currency and Other Assets —(3.2)%		(826,310)

NET ASSETS—100.0%		$25,791,762

*	Non-income producing security.
(a)	Stapled security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, and may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At December 31, 2008 these securities amounted to $148,841 or 0.6% of net assets.

(c)	Security, or portion thereof, was on loan at December 31, 2008.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2008.
(e)	Interest rate shown reflects yield as of December 31, 2008.
(f)	At December 31, 2008, the total market value of the Fund’s securities on loan was $268,335 and the total market value of the collateral held by the Fund was $279,341.
(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Pacific ex-Japan High-Yielding Equity Fund

Sector Breakdown† as of 12/31/08‡

Financials	54.8%
Industrials	11.8%
Telecommunication Services	10.9%
Consumer Discretionary	8.5%
Consumer Staples	6.0%
Utilities	2.6%
Materials	2.2%
Health Care	1.8%
Energy	1.0%
Information Technology	0.1%
Other	0.3%
†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.6%
Australia—7.2%
AMP Ltd.	47,510	$179,532
Australia & New Zealand Banking Group Ltd.	61,939	660,281
BHP Billiton Ltd.	22,839	484,707
Commonwealth Bank of Australia	39,312	792,100
CSL Ltd.	982	23,073
Leighton Holdings Ltd.	2,503	48,252
Macquarie Group Ltd.	9,380	188,410
National Australia Bank Ltd.	54,486	792,802
QBE Insurance Group Ltd.	18,098	325,669
Rio Tinto Ltd.	2,879	76,275
Suncorp-Metway Ltd.	31,885	186,734
Telstra Corp. Ltd.	313,284	836,555
Wesfarmers Ltd.	12,516	157,071
Westpac Banking Corp.	75,420	892,330
Woodside Petroleum Ltd.	4,768	122,000
Woolworths Ltd.	19,892	369,878

Total Australia		6,135,669

Austria—0.2%
Bank Austria Creditanstalt AG(a)	1,715	—
Erste Group Bank AG	1,055	23,757
OMV AG	2,504	65,158
Raiffeisen International Bank Holding AG	578	15,507
Verbund—Oesterreichische Elektrizitaetswirtschafts AG Class A	552	24,984
voestalpine AG	1,257	26,279

Total Austria		155,685

Belgium—1.0%
Anheuser-Busch InBev N.V.	14,048	78
Anheuser-Busch InBev N.V.(b)*	16,726	385,484
Belgacom S.A.	8,647	328,500
Dexia N.V.	28,232	125,580

Total Belgium		839,642

Denmark—0.4%
Danske Bank A/S	12,069	117,204
Novo-Nordisk A/S Class B	3,882	196,469

Total Denmark		313,673

Finland—1.2%
Fortum Oyj	9,420	199,426
Nokia Oyj	39,611	611,180
Sampo Oyj Class A	11,294	207,858

Total Finland		1,018,464

France—19.4%
Accor S.A.	3,479	169,791
Air Liquide S.A.	2,996	272,572
Alstom S.A.	943	55,028
AXA S.A.	50,161	1,104,813
BNP Paribas	21,441	901,572
Bouygues S.A.	4,912	206,203
Carrefour S.A.	7,296	279,102
Christian Dior S.A.	1,671	93,492
Cie de Saint-Gobain S.A.	8,415	392,970
Cie Generale d’Optique Essilor International S.A.	1,830	85,395
CNP Assurances S.A.	2,618	188,726

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International LargeCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Compagnie Generale des Etablissements Michelin Class B	2,355	$122,988
Credit Agricole S.A.	62,308	692,889
Electricite de France	14,428	832,309
Eramet	75	14,387
France Telecom S.A.	80,172	2,224,404
GDF Suez	25,511	1,252,678
Groupe Danone	5,205	312,416
Hermes International	377	52,405
Lafarge S.A.	2,720	163,903
L’Oreal S.A.	5,129	444,172
LVMH Moet Hennessy Louis Vuitton S.A.	4,675	310,432
Natixis	48,210	83,768
Pernod-Ricard S.A.	1,039	76,503
Peugeot S.A.	4,682	79,075
PPR	2,658	172,175
Renault S.A.	7,847	202,338
Sanofi-Aventis S.A.	28,209	1,780,220
Schneider Electric S.A.	4,259	313,772
Societe Generale	3,800	190,159
TOTAL S.A.	40,407	2,185,487
Vallourec	718	80,842
Veolia Environnement S.A.	6,954	214,594
VINCI S.A.	7,030	293,161
Vivendi S.A.	25,686	830,672

Total France		16,675,413

Germany—9.9%
Adidas AG	886	33,425
Allianz SE	6,551	682,966
BASF SE	13,814	532,475
Bayer AG	6,778	391,474
Bayerische Motoren Werke AG	5,401	162,240
Beiersdorf AG	314	18,332
Commerzbank AG	11,571	106,799
Continental AG	1,519	60,980
Continental AG ACQ*	1,238	125,745
Daimler AG	14,133	524,538
Deutsche Bank AG	11,957	462,557
Deutsche Boerse AG	1,797	126,894
Deutsche Post AG	19,854	328,693
Deutsche Postbank AG	1,425	30,703
Deutsche Telekom AG	106,665	1,593,898
E.ON AG	21,337	843,516
Fresenius Medical Care AG & Co. KGaA	430	19,910
HeidelbergCement AG	388	17,097
Linde AG	272	22,629
MAN AG	1,704	91,714
Merck KGAA	1,099	98,550
Metro AG	2,244	89,118
Muenchener Rueckversicherungs AG	2,949	455,017
RWE AG	6,620	586,175
SAP AG	3,980	139,638
Siemens AG	6,627	485,281
ThyssenKrupp AG	5,354	141,106
Volkswagen AG	937	325,619

Total Germany		8,497,089

Hong Kong—3.9%
BOC Hong Kong Holdings Ltd.	175,471	198,787
Cheung Kong Holdings Ltd.	19,786	187,132
China Mobile Ltd.	117,919	1,183,724
China Overseas Land & Investment Ltd.	8,000	11,127
China Unicom Hong Kong Ltd.	166,756	200,102

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International LargeCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
CLP Holdings Ltd.	37,110	$251,863
CNOOC Ltd.	331,529	309,704
Hang Seng Bank Ltd.	26,195	343,737
Hong Kong & China Gas Co., Ltd.	12,722	19,206
Hong Kong Exchanges and Clearing Ltd.	12,400	117,757
HongKong Electric Holdings Ltd.	20,000	112,255
Hutchison Whampoa Ltd.	39,110	196,050
MTR Corp.	5,000	11,587
Sun Hung Kai Properties Ltd.	20,442	170,390

Total Hong Kong		3,313,421

Ireland—0.2%
CRH PLC	6,077	150,785

Italy—6.9%
Assicurazioni Generali SpA	11,933	323,290
Atlantia SpA	4,878	88,827
Banca Monte dei Paschi di Siena SpA	245,174	520,067
Edison SpA	27,621	34,363
Enel SpA	166,042	1,043,822
ENI SpA	70,928	1,650,454
Fiat SpA	8,841	56,408
Intesa Sanpaolo SpA	346,438	1,221,973
Mediobanca SpA	22,903	229,699
Saipem SpA	1,652	27,143
Snam Rete Gas SpA	12,050	66,330
Telecom Italia SpA	284,182	454,281
Unione di Banche Italiane SCPA	13,291	190,109

Total Italy		5,906,766

Japan—9.7%
Asahi Glass Co., Ltd.	2,000	11,120
Astellas Pharma, Inc.	4,500	180,199
Bridgestone Corp.	7,500	109,790
Canon, Inc.	7,600	232,234
Chubu Electric Power Co., Inc.	6,900	208,180
Daiichi Sankyo Co., Ltd.	6,700	155,212
DENSO Corp.	7,100	115,135
Fanuc Ltd.	2,100	145,714
Fujitsu Ltd.	13,000	61,522
Hitachi Ltd.	20,000	76,117
Honda Motor Co., Ltd.	11,200	235,490
ITOCHU Corp.	3,000	14,661
Japan Tobacco, Inc.	27	87,865
JFE Holdings, Inc.	3,100	79,851
Kansai Electric Power Co., Inc. (The)	9,100	261,004
Kao Corp.	4,000	119,581
KDDI Corp.	30	210,149
Komatsu Ltd.	7,100	87,565
Marubeni Corp.	4,000	14,826
Mitsubishi Corp.	9,000	122,912
Mitsubishi Electric Corp.	19,000	115,698
Mitsubishi Estate Co., Ltd.	3,220	51,399
Mitsubishi Heavy Industries Ltd.	12,000	52,289
Mitsubishi UFJ Financial Group, Inc.	36,900	223,476
Mitsui & Co., Ltd.	9,000	89,454
Mitsui Fudosan Co., Ltd.	2,220	35,780
Mitsui O.S.K Lines Ltd.	7,000	41,853
Mitsui Sumitomo Insurance Group Holdings, Inc.	4,293	131,892
Mizuho Financial Group, Inc.	60	170,568
Nippon Steel Corp.	59,000	188,748
Nippon Telegraph & Telephone Corp.	125	645,339
Nissan Motor Co., Ltd.	55,400	195,565

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International LargeCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Nomura Holdings, Inc.	17,900	$143,950
NTT DoCoMo, Inc.	400	778,378
Panasonic Corp.	12,000	147,336
Ricoh Co., Ltd.	2,000	24,799
Seven & I Holdings Co., Ltd.	7,100	238,886
Sharp Corp.	3,000	21,048
Shin-Etsu Chemical Co., Ltd.	600	26,939
SOFTBANK CORP.	2,500	44,208
Sony Corp.	2,600	55,126
Sumitomo Corp.	9,200	79,162
Sumitomo Metal Industries Ltd.	41,000	98,147
Sumitomo Mitsui Financial Group, Inc.	27	111,991
Sumitomo Trust & Banking Co., Ltd. (The)	8,000	45,538
Suzuki Motor Corp.	2,400	32,512
T&D Holdings, Inc.	1,000	40,816
Takeda Pharmaceutical Co., Ltd.	9,100	465,792
Tokio Marine Holdings, Inc.	2,300	65,461
Tokyo Electric Power Co., Inc. (The)	10,000	330,943
Toshiba Corp.	23,000	92,863
Toyota Motor Corp.	29,600	948,572
Yahoo! Japan Corp.	143	57,579

Total Japan		8,321,234

Netherlands—1.9%
Akzo Nobel N.V.	3,493	142,944
European Aeronautic Defence & Space Co. EADS N.V.	4,309	72,056
Heineken N.V.	1,415	43,076
Koninklijke Ahold N.V.	4,703	57,464
Koninklijke KPN N.V.	32,400	467,490
Koninklijke Philips Electronics N.V.	10,387	199,684
TNT N.V.	4,505	86,167
Unilever N.V. CVA	24,821	598,272

Total Netherlands		1,667,153

Norway—0.8%
DnB NOR ASA	28,657	110,501
Norsk Hydro ASA	12,326	48,937
Orkla ASA	8,965	58,191
StatoilHydro ASA	20,845	339,076
Telenor ASA	15,600	103,152

Total Norway		659,857

Portugal—0.2%
EDP - Energias de Portugal, S.A.	30,329	113,618
Galp Energia, SGPS, S.A. Class B	3,222	32,157

Total Portugal		145,775

Singapore—1.2%
DBS Group Holdings Ltd.	27,000	157,793
Oversea-Chinese Banking Corp. Ltd.	54,000	187,028
Singapore Airlines Ltd.	7,000	54,708
Singapore Telecommunications Ltd.	243,500	430,973
United Overseas Bank Ltd.	22,000	197,286
Wilmar International Ltd.	7,000	13,555

Total Singapore		1,041,343

Spain—6.7%
Abertis Infraestructuras S.A.	6,562	114,931
Acciona S.A.	263	32,537
ACS, Actividades de Construccion y Servicios, S.A.	4,742	215,216

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International LargeCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Banco Bilbao Vizcaya Argentaria, Chile, S.A.	63,278	$761,730
Banco Popular Espanol, S.A.	18,275	154,451
Banco Santander, S.A.	113,714	1,066,959
Cia Espanola De Petroleos, S.A.	670	62,958
Endesa S.A.	12,161	483,466
Gas Natural SDG, S.A.	4,445	119,188
Iberdrola, S.A.	49,086	446,237
Inditex S.A.	6,314	274,976
Repsol YPF, S.A.	14,294	300,027
Telefonica, S.A.	63,219	1,392,859
Union Fenosa, S.A.	14,103	347,577

Total Spain		5,773,112

Sweden—2.2%
AB Volvo Class B	28,450	154,339
Atlas Copco AB Class A	13,889	117,235
H&M Hennes & Mauritz AB Class B	10,733	414,638
Nordea Bank AB	44,477	307,651
Sandvik AB	12,400	76,834
Skandinaviska Enskilda Banken AB Class A	10,499	80,655
Svenska Handelsbanken AB Class A	12,321	196,315
Telefonaktiebolaget LM Ericsson Class B	35,111	261,070
TeliaSonera AB	48,289	237,538

Total Sweden		1,846,275

Switzerland—6.2%
Compagnie Financiere Richemont S.A. Class A	3,116	59,372
Credit Suisse Group AG	18,981	508,252
Holcim Ltd.	2,933	166,167
Julius Baer Holdings AG	550	20,659
Nestle S.A.	32,953	1,287,964
Novartis AG	24,329	1,204,621
Roche Holding AG	5,658	863,837
Swiss Reinsurance	6,551	309,593
Swisscom AG	830	264,748
Syngenta AG	178	33,515
Zurich Financial Services AG	2,669	569,233

Total Switzerland		5,287,961

United Kingdom—20.4%
Anglo American PLC	9,437	209,762
Associated British Foods PLC	1,640	17,213
AstraZeneca PLC	23,830	961,723
Aviva PLC	58,551	328,309
BAE SYSTEMS PLC	40,164	217,557
BG Group PLC	3,310	45,543
BHP Billiton PLC	12,080	224,742
BP PLC	281,935	2,132,153
British American Tobacco PLC	28,953	749,289
British Energy Group PLC	9,978	110,965
British Sky Broadcasting PLC	17,628	121,654
BT Group PLC	213,098	414,228
Cadbury PLC	14,172	123,375
Centrica PLC	68,226	260,925
Compass Group PLC	30,192	149,325
Diageo PLC	38,255	528,561
GlaxoSmithKline PLC	89,897	1,660,209
HSBC Holdings PLC	236,367	2,249,719
Imperial Tobacco Group PLC	8,440	224,490
International Power PLC	2,987	10,318
Kazakhmys PLC	1,226	4,072
Legal & General Group PLC	124,991	138,014

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree International LargeCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Man Group PLC	19,507	$66,610
National Grid PLC	53,235	523,524
Prudential PLC	26,257	157,233
Reckitt Benckiser Group PLC	3,703	137,252
Reed Elsevier PLC	14,895	108,254
Rio Tinto PLC	4,536	97,172
Royal Dutch Shell PLC Class A	45,122	1,170,979
Royal Dutch Shell PLC Class B	33,619	834,275
SABMiller PLC	14,578	243,759
Scottish & Southern Energy PLC	11,129	194,729
Standard Chartered PLC	15,290	192,353
Tesco PLC	79,206	409,962
Unilever PLC	18,506	420,125
Vedanta Resources PLC	1,640	14,419
Vodafone Group PLC	955,688	1,909,918
WM Morrison Supermarkets PLC	7,558	30,453
Xstrata PLC	2,638	24,274

Total United Kingdom		17,417,437

TOTAL COMMON STOCKS (Cost: $129,438,687)		85,166,754

RIGHTS*—0.0%
Hong Kong—0.0%
China Overseas Land & Investment Ltd., expiring 1/21/09	320	115

Singapore—0.0%
DBS Group Holdings Ltd., expiring 1/20/09	13,500	28,110

TOTAL RIGHTS (Cost: $0)		28,225

TOTAL LONG-TERM INVESTMENTS (Cost: $129,438,687)		85,194,979

SHORT-TERM INVESTMENT—0.1%
MONEY MARKET FUND—0.1%
United States – 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(c) (Cost: $69,865)	69,895	69,865

TOTAL INVESTMENTS IN SECURITIES —99.7% (Cost: $129,508,552)(d)		85,264,844
Cash and Other Assets in Excess of Liabilities—0.3%		278,012

NET ASSETS —100.0%		$85,542,856

ACQ-	As a result of an acquisition.
*	Non-income producing security.
(a)	Escrow Security – Additional shares that were issued as a result of a corporate action.
(b)	VVPR Strip – Coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2008.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International LargeCap Dividend Fund

Sector Breakdown† as of 12/31/08‡

Financials	25.6%
Telecommunication Services	16.0%
Energy	10.9%
Utilities	10.4%
Health Care	9.5%
Consumer Staples	8.7%
Consumer Discretionary	7.4%
Industrials	5.5%
Materials	3.8%
Information Technology	1.8%
Other	0.4%
†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree International Dividend Top 100 Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.2%
Australia—17.4%
AMP Ltd.	573,383	$2,166,713
Australia & New Zealand Banking Group Ltd.	218,519	2,329,453
Commonwealth Bank of Australia	99,370	2,002,214
Macquarie Group Ltd.(b)	85,648	1,720,354
National Australia Bank Ltd.	150,090	2,183,894
QBE Insurance Group Ltd.	131,044	2,358,100
Suncorp-Metway Ltd.	333,227	1,951,537
Telstra Corp. Ltd.	887,811	2,370,700
Wesfarmers Ltd.	89,634	1,124,871
Westpac Banking Corp.	356,684	4,220,099
Woolworths Ltd.	79,257	1,473,730

Total Australia		23,901,665

Belgium—3.2%
Anheuser-Busch InBev N.V.	46,573	1,073,369
Anheuser-Busch InBev N.V.(a)	54,336	302
Belgacom S.A.	72,254	2,744,933
Dexia N.V.(a)(b)	135,292	601,800

Total Belgium		4,420,404

Denmark—0.5%
Danske Bank A/S	74,004	718,667

Finland—1.4%
Sampo Oyj Class A	107,156	1,972,126

France—19.9%
Accor S.A.	28,083	1,370,580
AXA S.A.	94,298	2,076,945
BNP Paribas	31,473	1,323,408
Cie de Saint-Gobain S.A.	35,397	1,652,994
CNP Assurances S.A.	17,066	1,230,253
Credit Agricole S.A.	183,719	2,043,028
France Telecom S.A.	129,552	3,594,469
Lafarge S.A.	12,467	751,244
Natixis	311,257	540,828
Peugeot S.A.	38,304	646,920
PPR S.A.	20,068	1,299,931
Renault S.A.	39,666	1,022,804
Sanofi-Aventis S.A.	38,888	2,454,153
Schneider Electric S.A.	20,354	1,499,532
TOTAL S.A.	26,308	1,422,917
Vallourec	6,495	731,298
VINCI S.A.	28,419	1,185,114
Vivendi S.A.	73,673	2,382,548

Total France		27,228,966

Germany—7.7%
Allianz SE	10,944	1,140,952
BASF SE	24,848	957,793
Commerzbank AG	64,584	596,106
Daimler AG	25,136	932,905
Deutsche Bank AG	28,917	1,118,656
Deutsche Post AG	68,171	1,128,604
Deutsche Telekom AG	198,794	2,970,584
Muenchener Rueckversicherungs-Gesellshaft AG	10,704	1,651,579

Total Germany		10,497,179

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Dividend Top 100 Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Greece—2.8%
Alpha Bank A.E.	59,929	$558,139
Hellenic Telecommunications Organization S.A.	67,306	1,113,348
OPAP S.A.	76,460	2,197,936

Total Greece		3,869,423

Hong Kong—3.1%
BOC Hong Kong (Holdings) Ltd.	797,673	903,663
CLP Holdings Ltd.	242,385	1,645,048
HongKong Electric Holdings Ltd.	305,387	1,714,063

Total Hong Kong		4,262,774

Italy—11.7%
Banca Monte dei Paschi di Siena SpA(a) (b)	1,678,021	3,559,442
Enel SpA	283,097	1,779,688
Eni SpA	58,378	1,358,422
Intesa Sanpaolo SpA	631,966	2,229,102
Mediobanca SpA	139,697	1,401,050
Snam Rete Gas SpA	396,237	2,181,124
Telecom Italia SpA	1,257,645	2,010,417
Unione di Banche Italiane SCPA	106,744	1,526,824

Total Italy		16,046,069

Japan—0.6%
Nissan Motor Co., Ltd.	226,761	800,480

Netherlands—1.2%
Koninklijke KPN N.V.	116,857	1,686,096

Norway—0.5%
DnB NOR ASA	193,919	747,749

Singapore—1.8%
DBS Group Holdings Ltd.	126,000	736,366
Singapore Telecommunications Ltd.	938,274	1,660,662

Total Singapore		2,397,028

Spain—4.9%
ACS, Actividades de Construccion y Servicios, S.A.(a)(b)	36,505	1,656,784
Banco Bilbao Vizcaya Argentaria, Chile, S.A.(a)(b)	107,731	1,296,847
Banco Popular Espanol, S.A.(a)(b)	132,058	1,116,088
Banco Santander, S.A.	120,697	1,132,480
Telefonica, S.A.	66,567	1,466,623

Total Spain		6,668,822

Sweden—3.9%
AB Volvo Class B	169,249	918,162
H&M Hennes & Mauritz AB Class B	31,892	1,232,052
Nordea Bank AB	141,291	977,323
Skandinaviska Enskilda Banken AB Class A	103,168	792,551
Svenska Handelsbanken AB Class A	88,564	1,411,120

Total Sweden		5,331,208

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Dividend Top 100 Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Switzerland—4.7%
Credit Suisse Group AG	44,278	$1,185,628
Swiss Reinsurance	31,016	1,465,782
Swisscom AG	6,339	2,021,976
Zurich Financial Services AG	8,194	1,747,581

Total Switzerland		6,420,967

United Kingdom—13.9%
AstraZeneca PLC	50,439	2,035,600
Aviva PLC	234,991	1,317,648
BP PLC	172,739	1,306,350
British Energy Group PLC	133,518	1,484,854
BT Group PLC	850,637	1,653,501
Centrica PLC	391,996	1,499,156
GlaxoSmithKline PLC	107,324	1,982,049
HSBC Holdings PLC	166,188	1,581,762
Legal & General Group PLC	1,139,102	1,257,788
Man Group PLC	144,952	494,961
National Grid PLC	159,649	1,570,022
Scottish & Southern Energy PLC	71,206	1,245,921
Vodafone Group PLC	779,779	1,558,367

Total United Kingdom		18,987,979

TOTAL COMMON STOCKS (Cost: $241,358,923)		135,957,602

RIGHTS*—0.1%
Singapore—0.1%
DBS Group Holdings Ltd., expiring 1/20/09 (Cost: $0)	63,000	131,182

TOTAL LONG-TERM INVESTMENTS (Cost: $241,358,923)		136,088,784

SHORT-TERM INVESTMENT—1.6%
MONEY MARKET FUND —1.6%
United States—1.6%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(c) (Cost: $2,169,689)	2,169,689	2,169,689

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—4.2%
MONEY MARKET FUND—4.2%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(d) (Cost: $5,745,022)(d)	5,745,022	5,745,022

TOTAL INVESTMENTS IN SECURITIES —105.1% (Cost: $249,273,634)(e)		144,003,495
Liabilities in Excess of Foreign Currency and Other Assets —(5.1)%		(6,959,550)

NET ASSETS—100.0%		$137,043,945

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree International Dividend Top 100 Fund

December 31, 2008

(a)	VVPR Strip-Coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
(b)	Security, or portion thereof, was on loan at December 31, 2008.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2008.
(d)	Interest rate shown reflects yield as of December 31, 2008.
(e)	At December 31, 2008, the total market value of the Fund’s securities on loan was $5,342,357 and the total market value of the collateral held by the Fund was $5,745,022.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Dividend Top 100 Fund

Sector Breakdown† as of 12/31/08‡

Financials	44.9%
Telecommunication Services	18.1%
Utilities	9.6%
Consumer Discretionary	8.7%
Industrials	6.4%
Health Care	4.7%
Energy	3.0%
Consumer Staples	2.7%
Materials	1.2%
Other	0.7%
†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.5%
Australia—11.8%
AGL Energy Ltd.	17,373	$184,836
Alumina Ltd.	108,307	104,961
Amcor Ltd.	102,655	415,112
Aristocrat Leisure Ltd.	51,684	139,812
ASX Ltd.	20,895	485,114
AXA Asia Pacific Holdings Ltd.	129,787	447,008
Babcock & Brown Infrastructure Group(a)	796,653	61,097
Babcock & Brown Ltd.	256,557	27,725
Bendigo and Adelaide Bank Ltd.	28,037	215,021
Billabong International Ltd.	17,972	98,361
BlueScope Steel Ltd.	92,042	224,601
Boral Ltd.	103,285	332,688
Brambles Ltd.	95,785	495,517
Caltex Australia Ltd.	33,031	165,580
Coca-Cola Amatil Ltd.	103,996	666,329
Cochlear Ltd.	1,844	71,224
Computershare Ltd.	38,814	211,077
Consolidated Media Holdings Ltd.	150,129	196,779
Crown Ltd.	19,922	82,921
CSR Ltd.	94,572	116,047
Energy Resources of Australia Ltd.	3,386	44,854
FairFax Media Ltd.	196,457	223,946
Foster’s Group Ltd.	232,619	892,000
Harvey Norman Holdings Ltd.	131,616	243,171
Incitec Pivot Ltd.	64,488	111,953
Insurance Australia Group Ltd.	339,318	920,266
Lend Lease Corp., Ltd.	61,050	306,461
Lion Nathan Ltd.	75,307	431,583
Macquarie Airports(a)	293,323	490,812
Macquarie Infrastructure Group(a)	67,558	80,543
Metcash Ltd.	47,411	144,781
OneSteel Ltd.	39,896	68,426
Orica Ltd.	22,680	221,059
Origin Energy Ltd.	37,948	426,492
Oxiana Ltd.	189,135	67,251
Qantas Airways Ltd.	432,855	793,698
Santos Ltd.	29,831	309,269
Sims Metal Management Ltd.	12,979	156,909
Sonic Healthcare Ltd.	21,861	221,916
TABCORP Holdings Ltd.	94,471	460,398
Tatts Group Ltd.	208,417	405,410
Toll Holdings Ltd.	68,801	295,963
Transurban Group(a)	176,534	664,629
WorleyParsons Ltd.	9,078	89,431

Total Australia		12,813,031

Austria—1.0%
Andritz AG	2,594	65,481
EVN AG	1,035	15,826
Flughafen Wien AG	794	35,042
Mayr Melnhof Karton AG	276	19,463
Oesterreichische Post AG	4,949	165,792
Telekom Austria AG	34,265	490,589
Uniqa Versicherungen AG	2,464	61,857
Wiener Staedtische AG	3,058	102,529
Wienerberger AG	10,459	173,008

Total Austria		1,129,587

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International MidCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Belgium—1.9%
Bekaert S.A.	1,087	$73,011
Compagnie Maritime Belge S.A.	5,085	127,231
Delhaize Group	5,970	366,798
Groep Colruyt S.A.	1,264	270,142
Mobistar S.A.	6,883	494,076
Solvay S.A.	4,937	364,065
UCB S.A.	8,452	273,745
Umicore	4,520	88,402

Total Belgium		2,057,470

Denmark—1.2%
Coloplast A/S Class B	1,264	86,043
D/S Norden	3,950	134,995
Danisco A/S	2,434	97,503
FLSmidth & Co. A/S	1,091	36,878
H. Lundbeck A/S	9,092	186,776
Novozymes A/S Class B	1,400	109,288
Sydbank A/S	2,750	32,997
TrygVesta A/S	6,478	396,811
Wacker Chemie AG	1,821	189,112

Total Denmark		1,270,403

Finland—3.2%
Cargotec Corp. Class B	3,294	37,043
Elisa Oyj	12,673	216,678
Kesko Oyj Class B	6,543	161,893
Kone Oyj Class B	10,713	231,267
Metso Oyj	13,635	161,482
Neste Oil Oyj	28,450	418,406
Nokian Renkaat Oyj	3,620	39,803
Outokumpu Oyj	17,429	200,601
Pohjola Bank PLC	22,532	305,376
Rautaruukki Oyj	15,122	255,607
Sanoma-WSOY Oyj	15,988	204,684
Stora Enso Oyj Class R	59,433	456,034
UPM-Kymmene Oyj	46,520	581,985
Wartsila Oyj Class B	5,948	173,711
YIT Oyj	10,125	64,460

Total Finland		3,509,030

France—9.3%
Aeroports de Paris	3,899	262,264
Air France-KLM	24,049	306,547
Cap Gemini S.A.	5,290	202,217
Casino Guichard Perrachon S.A.	8,407	634,558
Ciments Francais	1,770	148,411
Dassault Systemes S.A.	659	29,611
Etablissements Maurel et Prom	12,016	136,629
Euler Hermes S.A.	8,836	430,746
Fonciere Des Regions	5,934	404,179
ICADE	2,942	243,327
Iliad S.A.	292	25,165
Imerys S.A.	4,708	212,659
Ipsen	6,896	268,306
JC Decaux S.A.	9,509	162,515
Klepierre	16,117	392,060
Lagardere SCA	9,078	365,947
Legrand S.A.	17,709	336,260
M6-Metropole Television	26,605	512,019
Neopost S.A.	3,303	297,656
Nexans S.A.	1,035	61,217
PagesJaunes Groupe	68,545	669,825

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International MidCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Publicis Groupe	15,777	$403,417
Rallye S.A.	6,065	135,733
Remy Cointreau S.A.	4,800	197,698
Sa des Ciments Vicat	1,687	87,703
SCOR SE	13,994	318,338
Seb S.A.	1,690	50,413
Societe BIC S.A.	7,240	414,333
Societe Des Autoroutes Paris-Rhin-Rhone	8,144	563,198
Societe Fonciere Financiere et de Participations FFP	1,306	42,117
Societe Immobiliere de Location pour l’Industrie et le Commerce	1,181	109,235
Societe Television Francaise 1	34,917	506,719
Technip S.A.	6,625	200,850
Thales S.A.	12,599	522,421
Valeo S.A.	10,174	150,121
Wendel	2,786	137,093
Zodiac S.A.	4,787	173,008

Total France		10,114,515

Germany—3.0%
Altana AG	9,321	168,436
AMB Generali Holding AG	2,309	236,710
Bilfinger Berger AG	1,620	84,040
Celesio AG	6,564	177,011
Deutsche Lufthansa AG	60,293	937,838
Fielmann AG	1,380	89,199
Fraport AG Frankfurt Airport Services Worldwide	4,310	185,185
Fresenius AG	2,636	132,753
Henkel AG & Co. KGaA	8,725	227,403
Hochtief AG	2,767	137,466
Kloeckner & Co. AG	3,985	68,079
Lanxess AG	3,752	71,608
Rheinmetall AG	2,100	66,847
Salzgitter AG	1,800	137,615
Stada Arzneimittel AG	3,101	88,366
Sudzucker AG	16,889	255,190
United Internet AG	10,445	91,325
Wincor Nixdorf AG	1,203	56,371

Total Germany		3,211,442

Hong Kong—2.8%
Bank of East Asia Ltd.	114,709	239,773
Cathay Pacific Airways Ltd.	391,000	439,927
China Merchants Holdings International Co., Ltd.	112,479	217,405
China Resources Enterprise, Ltd.	110,162	192,174
China Resources Power Holdings Co., Ltd.	70,321	135,194
CITIC Pacific Ltd.	254,606	275,296
Denway Motors Ltd.	380,097	118,195
Guangdong Investment Ltd.	298,808	119,906
Hopewell Holdings Ltd.	93,162	306,525
Lenovo Group Ltd.	306,000	83,309
New World Development Ltd.	148,482	150,586
PCCW Ltd.	526,994	251,591
Shanghai Industrial Holdings Ltd.	36,000	82,217
Shougang Concord International Entertainment Co., Ltd.	658,000	73,015
Sino Land Co.	170,522	176,458
Television Broadcasts Ltd.	30,074	97,981
Wing Hang Bank Ltd.	20,759	119,596

Total Hong Kong		3,079,148

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International MidCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Ireland—0.2%
C&C Group PLC	38,775	$78,154
Independent News & Media PLC	126,610	73,918
Kerry Group PLC Class A	3,184	57,980

Total Ireland		210,052

Italy—8.0%
A2A SpA	219,867	388,451
ACEA SpA	19,299	258,474
Alleanza Assicurazioni SpA	112,245	902,611
Banca Carige SpA	101,813	240,593
Banca Popolare di Milano S.c.r.l.	41,936	243,811
Banca Popolare di Sondrio S.c.r.l.	19,203	174,306
Benetton Group SpA	28,735	243,653
Bulgari SpA	24,243	148,865
Buzzi Unicem SpA	2,081	33,497
Credito Emiliano SpA	23,332	120,244
ERG SpA	6,934	82,025
Finmeccanica SpA	14,040	212,532
Fondiaria-Sai SpA	9,136	162,553
Geox SpA	23,908	145,063
Hera SpA	80,819	171,884
Ifil Investments SpA	47,954	120,452
Intesa Sanpaolo SpA RSP	125,832	315,717
Iride SpA	10,274	13,317
Italcementi SpA	11,390	142,256
Lottomatica SpA	8,383	205,089
Luxottica Group SpA	17,709	311,890
Mediaset SpA	188,414	1,061,370
Mediolanum SpA	73,842	311,011
Milano Assicurazioni SpA	62,996	192,868
Parmalat SpA	146,614	237,428
Pirelli & C. SpA	156,533	57,226
Prysmian SpA	7,804	120,412
Saras SpA	2,873	9,585
Societa Cattolica di Assicurazioni S.c.r.l.	9,284	324,179
Societa Iniziative Autostradali e Servizi SpA	3,543	21,867
Telecom Italia SpA RSP	761,407	835,073
Terna Rete Elettrica Nazionale SpA	204,097	662,451
Unipol Gruppo Finanziario SpA	163,514	246,612

Total Italy		8,717,365

Japan—22.0%
Advantest Corp.	7,300	115,157
Aioi Insurance Co., Ltd.	44,000	223,276
Aisin Seiki Co., Ltd.	15,000	204,357
Ajinomoto Co., Inc.	30,000	321,346
All Nippon Airways Co., Ltd.	94,000	367,082
Amada Co., Ltd.	13,000	61,666
Asahi Breweries Ltd.	22,000	373,502
Asahi Kasei Corp.	90,000	387,204
Bank of Yokohama Ltd. (The)	33,000	189,664
Brother Industries Ltd.	9,600	55,810
Casio Computer Co., Ltd.	4,700	28,983
Chiba Bank Ltd. (The)	49,000	297,297
Chiyoda Corp.	7,000	37,761
Chugai Pharmaceutical Co., Ltd.	5,670	107,771
Chugoku Bank Ltd. (The)	5,000	76,117
Chugoku Electric Power Co., Inc. (The)	21,500	562,107
Citizen Watch Co., Ltd.	7,600	26,828
Cosmo Oil Co., Ltd.	58,000	175,312
Dai Nippon Printing Co., Ltd.	17,000	183,596
Daido Steel Co., Ltd.	21,000	61,853

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International MidCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Daihatsu Motor Co., Ltd.	5,000	$43,188
Dainippon Sumitomo Pharma Co., Ltd.	11,656	106,981
Daito Trust Construction Co., Ltd.	2,100	108,417
Daiwa House Industry Co., Ltd.	30,000	286,266
Eisai Co., Ltd.	17,000	693,877
Electric Power Development Co.	8,600	332,995
Fast Retailing Co., Ltd.	3,000	429,564
Fuji Heavy Industries Ltd.	75,000	197,739
Furukawa Electric Co., Ltd. (The)	1,000	4,732
Gunma Bank Ltd. (The)	15,000	93,657
Hankyu Hanshin Holdings, Inc.	87,000	496,184
Hino Motors Ltd.	71,000	142,548
Hitachi Chemical Co., Ltd.	3,300	33,564
Hitachi Construction Machinery Co., Ltd.	4,400	50,383
Hokkaido Electric Power Co., Inc.	19,700	494,402
Hokuriku Electric Power Co.	10,900	306,619
HOYA CORP.	16,000	271,991
IBIDEN Co., Ltd.	8,800	176,485
IHI Corp.	46,000	57,341
Iyo Bank Ltd. (The)	14,000	171,120
JGC Corp.	1,000	14,429
JS Group Corp.	24,000	365,361
Kajima Corp.	8,000	27,358
Kaneka Corp.	46,000	289,244
Kawasaki Heavy Industries Ltd.	37,000	73,061
Kawasaki Kisen Kaisha Ltd.	24,000	109,079
Keio Corp.	16,000	94,959
Kobe Steel Ltd.	211,000	377,077
Konami Corp.	4,900	123,243
Kubota Corp.	28,000	195,830
Kyushu Electric Power Co., Inc.	11,400	300,563
Lawson, Inc.	5,900	337,794
Leopalace21 Corp.	14,700	145,784
Marui Co., Ltd.	17,100	97,148
Mazda Motor Corp.	6,000	9,862
Mitsubishi Chemical Holdings Corp.	26,000	112,719
Mitsubishi Gas Chemical Co., Inc.	12,000	47,921
Mitsubishi Materials Corp.	15,000	36,900
Mitsui Chemicals, Inc.	12,000	43,420
Mitsui Engineering & Shipbuilding Co., Ltd.	29,000	47,347
Mitsumi Electric Co., Ltd.	5,800	98,021
NEC Corp.	39,000	127,777
NGK Insulators Ltd.	9,000	98,588
NGK Spark Plug Co., Ltd.	3,000	23,729
Nikon Corp.	10,000	116,713
Nippon Electric Glass Co., Ltd.	29,500	150,673
Nippon Mining Holdings, Inc.	56,000	233,514
Nippon Oil Corp.	60,000	295,863
Nippon Sheet Glass Co., Ltd.	24,000	77,044
Nippon Yusen K.K.	60,000	360,728
Nishi-Nippon City Bank Ltd. (The)	39,000	110,568
Nisshin Seifun Group, Inc.	9,500	122,824
Nitto Denko Corp.	2,300	43,285
NOK Corp.	18,000	124,501
Nomura Real Estate Holdings, Inc.	4,100	79,241
NSK Ltd.	11,000	40,287
Obayashi Corp.	16,000	93,547
OJI Paper Co., Ltd.	81,000	469,112
Olympus Corp.	14,000	270,425
Oracle Corp. Japan	13,968	596,318
Oriental Land Co., Ltd.	1,400	114,286
Osaka Gas Co., Ltd.	130,000	593,712
Panasonic Electric Works Co., Ltd.	30,000	260,783
Sankyo Co., Ltd.	5,900	292,885
Secom Co., Ltd.	3,200	162,383
Sega Sammy Holdings, Inc.	16,318	186,311

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International MidCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Seiko Epson Corp.	1,600	$24,781
Sekisui Chemical Co., Ltd.	15,000	92,002
Sekisui House, Ltd.	30,000	257,474
Shikoku Electric Power Co., Inc.	4,600	153,756
Shinko Securities Co., Ltd.	38,000	80,485
Shiseido Co., Ltd.	23,000	463,045
Shizuoka Bank Ltd. (The)	30,000	340,210
Showa Shell Sekiyu K.K.	18,100	174,910
Sojitz Corp.	44,800	72,649
Sompo Japan Insurance, Inc.	21,000	149,421
SUMCO Corp.	13,100	160,408
Sumitomo Chemical Co., Ltd.	39,000	129,928
Sumitomo Heavy Industries Ltd.	20,000	77,220
Sumitomo Metal Mining Co., Ltd.	22,000	228,616
Sumitomo Realty & Development Co., Ltd.	8,000	115,962
Taisei Corp.	15,000	40,375
Taisho Pharmaceutical Co., Ltd.	25,110	527,130
TDK Corp.	3,800	136,238
Teijin Ltd.	12,000	33,227
Terumo Corp.	7,800	358,809
THK Co., Ltd.	1,900	19,493
TOHO Gas Co., Ltd.	16,000	104,490
Tohoku Electric Power Co., Inc.	23,300	625,874
Tokyo Broadcasting System, Inc.	4,400	66,206
Tokyo Electron Ltd.	1,500	51,296
Tokyo Gas Co., Ltd.	10,000	50,193
Tokyo Tatemono Co., Ltd.	18,000	80,022
Tokyu Corp.	80,000	396,249
Tokyu Land Corp.	16,000	59,129
TonenGeneral Sekiyu K.K.	50,104	494,683
Toppan Printing Co., Ltd.	27,000	203,729
Toray Industries, Inc.	36,000	179,504
Toyo Seikan Kaisha Ltd.	14,700	248,432
Toyota Tsusho Corp.	21,000	218,919
Trend Micro, Inc.	6,000	204,523
Yamada Denki Co., Ltd.	2,900	197,705
Yamaguchi Financial Group, Inc.	15,000	165,472
Yamaha Motor Co., Ltd.	18,000	185,063
Yamato Holdings Co., Ltd.	30,000	383,894
Yokogawa Electric Corp.	7,900	50,720

Total Japan		23,949,201

Netherlands—2.6%
ASML Holding N.V.	7,225	128,050
Fugro N.V.	2,767	78,791
Heineken Holding N.V.	9,828	278,829
Hunter Douglas N.V.	5,512	180,056
Imtech N.V.	488	8,140
Koninklijke BAM Groep N.V.	18,535	165,151
Koninklijke Boskalis Westminster N.V. CVA	4,787	110,459
Koninklijke DSM N.V.	10,824	275,716
Koninklijke Vopak N.V.	3,034	113,870
Randstad Holding N.V.	17,302	349,937
Reed Elsevier N.V.	29,387	343,952
SBM Offshore N.V.	12,089	157,103
STMicroelectronics N.V.	25,541	162,072
Wolters Kluwer N.V.	21,805	410,398

Total Netherlands		2,762,524

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International MidCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
New Zealand—1.0%
Contact Energy Ltd.	51,223	$219,421
Fletcher Building Ltd.	63,755	213,863
Telecom Corp. of New Zealand Ltd.	515,943	690,475

Total New Zealand		1,123,759

Norway—0.4%
Aker ASA Class A	10,407	203,619
Aker Solutions ASA	5,762	37,030
Schibsted ASA	5,400	64,009
Storebrand ASA	35,589	85,134

Total Norway		389,792

Portugal—2.1%
Banco BPI, S.A.	103,127	250,865
Banco Espirito Santo, S.A.	38,529	358,298
Brisa-Auto-estradas de Portugal S.A.	42,270	314,411
CIMPOR—Cimentos de Portugal SGPS, S.A.	23,272	112,575
Jeronimo Martins, SGPS, S.A.	21,308	117,588
Portugal Telecom, SGPS, S.A.	107,442	906,553
Sonae SGPS, S.A.	190,845	115,929
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	29,620	152,753

Total Portugal		2,328,972

Singapore—2.3%
City Developments Ltd.	26,038	115,122
ComfortDelgro Corp., Ltd.	199,338	200,618
Cosco Corp., Ltd.	170,000	112,094
Fraser and Neave Ltd.	89,402	183,055
Jardine Cycle & Carriage Ltd.	12,904	85,086
Keppel Land Ltd.	46,000	54,277
Neptune Orient Lines Ltd.	136,000	105,723
Olam International Ltd.	47,000	37,515
Parkway Holdings Ltd.	21,000	18,074
SembCorp Industries Ltd.	88,000	141,704
SembCorp Marine Ltd.	152,360	177,661
SIA Engineering Co., Ltd.	37,536	52,106
Singapore Exchange Ltd.	95,000	334,964
Singapore Petroleum Co., Ltd.	4,000	6,302
Singapore Press Holdings Ltd.	147,148	317,633
Singapore Technologies Engineering Ltd.	188,000	309,256
StarHub Ltd.	170,594	229,708
Yanlord Land Group Ltd.	69,000	42,863

Total Singapore		2,523,761

Spain—6.0%
Acerinox S.A.	11,074	175,023
Antena 3 de Television, S.A.	51,070	304,546
Banco de Valencia S.A.	12,836	134,355
Banco Espanol de Credito, S.A.	51,965	583,650
Banco Guipuzcoano S.A.	1,483	11,606
Banco Pastor S.A.	8,196	56,964
Banco Sabadell, S.A.	79,575	536,474
Bankinter, S.A.	21,146	185,476
Bolsas y Mercados Espanoles	8,894	227,357
Cementos Portland Valderrivas, S.A.	1,808	62,076
Cintra, Concesiones de Infraestructuras de Transporte, S.A.	11,722	86,685
Ebro Puleva S.A.	16,615	226,338
Enagas	13,923	301,143
Fomento de Construcciones y Contratas S.A.	13,553	439,523
Gamesa Corp. Tecnologica S.A.	5,434	96,232
Gestevision Telecinco, S.A.	64,288	674,694

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International MidCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Grupo Catalana Occidente S.A.	2,648	$53,409
Grupo Ferrovial S.A.	4,085	111,182
Iberia Lineas Aereas de Espana	156,099	429,631
Indra Sistemas S.A.	14,708	331,003
Mapfre S.A.	146,454	488,588
Promotora de Informaciones S.A.	17,435	54,772
Red Electrica de Espana, S.A.	5,966	298,549
Sacyr Vallehermoso, S.A.	13,082	115,836
Sociedad General de Aguas de Barcelona S.A. Class A	5,634	114,340
Sol Melia S.A.	11,249	66,612
Zardoya Otis, S.A.	18,508	326,476

Total Spain		6,492,540

Sweden—4.7%
AB SKF Class B	30,074	293,782
AB Volvo Class A	88,275	487,816
Alfa Laval AB	24,239	206,897
Assa Abloy AB Class B	28,647	320,596
Atlas Copco AB Class B	10,862	81,726
Boliden AB	43,526	97,973
Electrolux AB Series B	24,064	203,121
Hakon Invest AB	9,100	102,704
Hexagon AB Class B	14,448	69,244
Husqvarna AB Class B	15,100	78,861
Industrivarden AB Class A	20,300	146,963
Kinnevik Investment AB Class B	12,031	95,847
L E Lundbergforetagen AB Class B	3,250	124,938
Meda AB Class A	4,748	31,521
Modern Times Group AB Class B	575	12,252
Ratos AB Class B	6,161	105,177
Saab AB	2,552	23,074
Scania AB Class A	29,284	285,139
Scania AB Class B	32,384	318,396
Seco Tools Class B	4,400	33,384
Securitas AB Class B	43,357	352,264
Skanska AB Class B	36,083	353,623
SSAB Svenskt Stal AB Series A	11,516	99,025
Svenska Cellulosa Aktiebolaget SCA Class B	46,457	392,138
Swedbank AB Class A	61,208	343,659
Swedish Match AB	12,031	170,014
Tele2 AB Class B	9,991	87,175
Telefonaktiebolaget LM Ericsson Class A	19,129	143,444

Total Sweden		5,060,753

Switzerland—3.2%
Adecco S.A.	3,519	118,297
Aryzta AG*	1,199	38,333
Baloise Holding AG	3,371	248,625
Bank Sarasin & Cie AG Class B	1,643	48,625
Ciba Holding AG*	14,010	658,147
EFG International AG	3,245	57,013
Geberit AG	1,478	157,055
Givaudan S.A.	360	280,904
Helvetia Holding AG	262	56,346
Kuehne + Nagel International AG	4,481	284,391
Lonza Group AG	1,709	156,634
Nobel Biocare Holding AG	3,164	63,675
Panalpina Welttransport Holding AG	1,299	72,007
Partners Group	918	64,687
Phonak Holding AG	1,250	74,576
Schindler Holding AG	2,189	96,766
SGS S.A.	508	525,015
Straumann Holding AG	270	47,057
Sulzer AG	1,022	57,613

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International MidCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Swatch Group AG (The)	3,175	$85,017
Swatch Group AG (The) Class B	610	83,561
Vontobel Holding AG	7,787	160,956

Total Switzerland		3,435,300

United Kingdom—12.8%
Admiral Group PLC	21,988	287,681
AMEC PLC	14,220	100,742
Amlin PLC	62,449	320,985
ARM Holdings PLC	52,707	65,549
Arriva PLC	22,457	194,210
Ashmore Group PLC	41,320	78,715
Balfour Beatty PLC	7,627	36,105
Bunzl PLC	35,007	296,955
Burberry Group PLC	7,397	23,583
Cable & Wireless PLC	273,654	615,743
Capita Group PLC (The)	40,250	427,077
Carphone Warehouse Group PLC N.V. Class A	13,136	16,950
Cobham PLC	26,402	78,007
Daily Mail & General Trust	29,088	112,917
Drax Group PLC	16,349	131,867
Enterprise Inns PLC	69,421	55,395
Firstgroup PLC	20,448	127,592
Friends Provident PLC	277,329	343,306
GKN PLC	86,012	119,954
Hammerson PLC	13,297	102,280
Hays PLC	57,351	57,513
Home Retail Group PLC	89,819	273,125
ICAP PLC	26,848	110,977
IMI PLC	43,709	170,775
Inchcape PLC	66,781	35,285
Informa PLC	27,923	98,860
Inmarsat PLC	34,006	230,526
Intercontinental Hotels Group PLC	28,028	226,471
Investec PLC	64,829	265,643
ITV PLC	452,646	258,690
J. Sainsbury PLC	81,834	386,503
John Wood Group PLC	7,306	19,774
Johnson Matthey PLC	6,400	100,758
Kingfisher PLC	320,799	622,659
Ladbrokes PLC	37,050	98,547
Logica PLC	177,162	175,753
London Stock Exchange Group PLC	9,900	72,592
Marks & Spencer Group PLC	155,190	479,160
Meggitt PLC	50,626	116,278
Millennium & Copthorne Hotels PLC	23,292	74,846
Mondi PLC	24,309	71,211
National Express Group PLC	8,670	61,672
Next PLC	25,651	398,670
Northumbrian Water Group PLC	27,155	92,237
Old Mutual PLC	680,724	538,291
Pearson PLC	55,286	509,515
Pennon Group PLC	26,205	187,534
Persimmon PLC	71,285	235,471
Rentokil Initial PLC	184,636	116,803
Rexam PLC	58,688	296,169
RSA Insurance Group PLC	262,566	521,334
Sage Group PLC (The)	47,295	115,597
Schroders PLC	11,093	136,842
Severn Trent PLC	11,277	194,238
Smith & Nephew PLC	35,419	223,300
Smiths Group PLC	34,151	434,540
St. James’s Place PLC	56,752	145,239
Standard Life PLC	128,583	373,438
Tate & Lyle PLC	38,069	219,345

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree International MidCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Thomas Cook Group PLC	14,175	$36,093
Thomson Reuters PLC	17,248	374,455
Tomkins PLC	157,263	278,109
TUI Travel PLC	53,126	178,352
Tullow Oil PLC	17,559	166,494
United Utilities Group PLC	31,460	283,376
Weir Group PLC (The)	4,589	20,453
Whitbread PLC	20,055	264,409
William Hill PLC	22,865	70,679

Total United Kingdom		13,954,214

TOTAL COMMON STOCKS (Cost: $197,531,223)		108,132,859

SHORT-TERM INVESTMENT—0.0%
MONEY MARKET FUND—0.0%
United States-0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(b) (Cost: $21,327)	21,327	21,327

TOTAL INVESTMENTS IN SECURITIES—99.5% (Cost: $197,552,550)(c)		108,154,186
Foreign Currency and Other Assets in Excess of Liabilities—0.5%		531,847

NET ASSETS—100.0%		$108,686,033

RSP-Risparmio Italian Savings Shares.

*	Non-income producing security.
(a)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2008.
(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International MidCap Dividend Fund

Sector Breakdown† as of 12/31/08‡

Industrials	23.4%
Financials	19.2%
Consumer Discretionary	16.6%
Materials	9.8%
Consumer Staples	7.4%
Utilities	6.8%
Telecommunication Services	4.7%
Information Technology	4.1%
Health Care	3.8%
Energy	3.7%
Other	0.5%
†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WidsomTree International SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.1%
Australia—14.0%
A.B.C. Learning Centres Ltd.	2,121,507	$798,722
ABB Grain Ltd.	49,739	264,593
Adelaide Brighton Ltd.	536,108	784,926
Aditya Birla Minerals Ltd.	66,312	6,241
Amalgamated Holdings Ltd.	30,485	96,706
Ansell Ltd.	73,020	637,896
APA Group(a)	449,880	940,969
APN News & Media Ltd.	423,605	732,437
Ausdrill Ltd.	21,894	13,433
Austal Ltd.	82,572	112,260
Austereo Group Ltd.	917,521	799,619
Australian Agricultural Co., Ltd.	256,960	335,911
Australian Wealth Management Ltd.	526,755	403,979
Automotive Holdings Group	51,688	18,018
AWB Ltd.	265,815	470,728
Babcock & Brown Wind Partners Ltd.(a)	251,942	158,967
Bank of Queensland Ltd.	115,944	803,511
Boom Logistics Ltd.	494,454	227,524
Bradken Ltd.	62,996	120,343
Breville Group Ltd.	81,072	37,305
Brickworks Ltd.	19,445	131,503
Cabcharge Australia Ltd.	157,901	699,062
Campbell Brothers Ltd.	14,966	183,748
Centennial Coal Co., Ltd.	134,506	311,342
Challenger Diversified Propert Group	219,979	91,255
Challenger Financial Services Group Ltd.	659,300	896,345
Coffey International Ltd.	47,704	53,215
ConnectEast Group(a)	647,645	248,346
Corporate Express Australia Ltd.	253,166	741,331
Count Financial Ltd.	123,507	86,109
Crane Group Ltd.	89,375	582,619
David Jones Ltd.	638,825	1,416,337
Downer EDI Ltd.	245,278	654,960
DUET Group(a)	190,783	230,114
DWS Advanced Business Solutions Ltd.	179,318	75,012
Emeco Holdings Ltd.	237,619	47,215
Energy Developments Ltd.	163,473	267,837
Envestra Ltd.(a)	1,260,918	320,876
FKP Property Group	177,914	62,641
FlexiGroup Ltd.	1,446,251	267,206
Flight Centre Ltd.	94,311	512,878
Futuris Corp. Ltd.	1,004,246	451,603
Goodman Fielder Ltd.	1,533,720	1,422,180
GRD Ltd.	219,041	42,760
G.U.D Holdings Ltd.	91,728	383,077
Gunns Ltd.	487,558	390,914
GWA International Ltd.	459,128	928,302
Hastie Group Ltd.	23,344	21,158
Hastings Diversified Utilities Fund(a)	175,065	266,081
Healthscope Ltd.	97,652	300,927
HFA Holdings Ltd.	252,370	9,501
Hills Industries Ltd.	335,674	725,499
Independence Group NL	35,552	53,540
Infomedia Ltd.	1,368,150	271,854
IOOF Holdings Ltd.	46,332	122,750
Iress Market Technology Ltd.	163,956	588,697
JB Hi-Fi Ltd.	37,996	256,961
Kagara Ltd.	53,498	16,598
Lend Lease PrimeLife Ltd.	979,750	140,032
Macmahon Holdings Ltd.	287,711	76,225
Macquarie Communications Infrastructure Group(a)	202,090	119,058
McPherson’s Ltd.	77,627	26,790
Minara Resources Ltd.	1,540,075	306,016

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WidsomTree International SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Mincor Resources NL	315,232	$156,044
Mirvac Real Estate Investment Trust	920,348	205,333
Mitchell Communications Group Ltd.	116,431	36,529
Monadelphous Group Ltd.	99,268	466,473
Mortgage Choice Ltd.	146,700	77,732
Navitas Ltd.	364,085	609,216
Oakton Ltd.	86,167	75,996
Octaviar Ltd.	495,891	342,278
Pacific Brands Ltd.	729,159	218,599
Panoramic Resources Ltd.	98,064	66,319
PaperlinX Ltd.	445,433	217,389
Peet Ltd.	315,738	339,004
Perpetual Ltd.	48,700	1,259,340
Photon Group Ltd.	43,484	39,412
Primary Health Care Ltd.	297,632	1,016,794
Ramsay Health Care Ltd.	156,718	1,136,343
Regional Express Holdings Ltd.	132,566	89,190
Reverse Corp. Ltd.	219,170	168,086
Ridley Corp., Ltd.	516,657	288,171
Salmat Ltd.	183,913	410,317
Seek Ltd.	205,905	453,640
Seven Network Ltd.	186,136	921,395
Sigma Pharmaceuticals Ltd.	1,183,346	891,031
Skilled Group Ltd.	64,034	63,842
SMS Managmnet & Technology Ltd.	32,160	40,135
Spark Infrastructure Group(b)	1,093,553	991,152
Specialty Fashion Group Ltd.	275,829	48,077
Spotless Group Ltd.	318,967	627,122
Straits Resources Ltd.	65,238	41,163
STW Communications Group Ltd.	532,402	252,410
Sunland Group Ltd.	284,021	147,524
Ten Network Holdings Ltd.	855,513	697,862
Transfield Services Ltd.	160,070	203,113
Transpacific Industries Group Ltd.	55,652	126,490
United Group Ltd.	149,986	862,704
UXC Ltd.	201,223	70,848
VDM Group Ltd.	14,409	5,023
Washington H. Soul Pattinson & Co., Ltd.	177,272	1,155,603
Wattyl Ltd.	31,127	17,361
West Australian Newspapers Holdings Ltd.	248,296	960,771
Westpac Office Trust	59,493	13,273
Wotif.com Holdings Ltd.	63,248	162,275

Total Australia		38,535,941

Austria—0.2%
AT&S Austria Technologie & Systemtechnik AG	9,421	43,085
Palfinger AG	11,139	174,037
POLYTEC Holding AG	11,583	37,032
Schoeller-Bleckmann Oilfield Equipment AG	5,220	158,908
Zumtobel AG	16,957	131,527

Total Austria		544,589

Belgium—1.1%
Barco N.V.	7,445	185,246
Cofinimmo	8,467	1,112,457
Euronav N.V.	26,650	363,410
EVS Broadcast Equipment S.A.	6,069	215,123
Melexis N.V.	29,107	202,301
Nyrstar	25,874	78,766
Omega Pharma S.A.	3,607	135,376
Tessenderlo Chemie N.V.	20,034	602,358

Total Belgium		2,895,037

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WidsomTree International SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Denmark—0.3%
Auriga Industries Class B	10,192	$172,257
Bang & Olufsen A/S Class B	14,881	163,966
Dalhoff Larsen & Horneman A/S Class B	17,541	85,172
IC Companys A/S	5,435	42,732
NKT Holding A/S	10,377	204,937
Rockwool International A/S Class B	3,100	170,786
Sjaelso Gruppen	28,737	110,018

Total Denmark		949,868

Finland—3.3%
Ahlstrom Oyj	42,685	394,573
Alma Media Corp.	71,634	492,895
Amer Sports Oyj Class A	34,812	259,373
Citycon Oyj	81,453	190,216
Finnair Oyj	58,933	400,588
Fiskars Oyj Abp Class A	23,935	231,565
HKScan Oyj	21,780	133,817
Huhtamaki Oyj	71,727	438,698
Kemira Oyj	72,708	600,342
Lassila & Tikanoja Oyj	17,404	266,117
M-real Oyj Class B	155,694	149,331
Orion Oyj Class B	102,312	1,716,579
PKC Group Oyj	23,612	106,671
Poyry Oyj	43,599	473,929
Ramirent Oyj	91,678	414,170
Stockmann Oyj Abp Class B	18,746	254,585
Talentum Oyj	219,687	571,053
Technopolis PLC	58,284	233,331
Tietoenator Oyj	39,543	427,091
Uponor Oyj	117,522	1,257,881

Total Finland		9,012,805

France—2.2%
ABC Arbitrage	41,702	286,941
Altamir Amboise	49,513	174,129
April Group	7,644	192,322
Assystem	7,662	59,217
Canal Plus	141,539	810,594
Carbone Lorraine	6,358	157,359
Derichebourg S.A.	22,889	51,321
Fimalac	15,419	480,103
GFI Informatique	67,927	242,664
Groupe Steria SCA	14,771	163,643
Haulotte Group	24,483	151,445
Havas S.A.	169,907	346,711
IMS-Intl Metal Service	14,774	189,963
Kaufman & Broad S.A.	14,991	166,081
LaCie S.A.	30,557	84,527
Manitou BF S.A.	31,250	354,028
Nexity	83,230	1,284,200
NRJ Group	53,457	391,602
Rhodia S.A.	27,622	172,935
Seche Environnement S.A.	1,097	67,545
Sequana	38,195	229,892
Trigano S.A.	15,883	97,585

Total France		6,154,807

Germany—3.9%
Aareal Bank AG	17,926	143,279
Bauer AG	3,134	128,296
Beate Uhse AG	104,151	85,417
Bechtle AG	11,959	227,078

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WidsomTree International SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Cenit AG	13,135	$60,252
Comdirect Bank AG	125,440	1,077,593
CTS Eventim AG	3,286	109,351
DAB Bank AG	54,882	196,062
Demag Cranes AG	8,472	221,398
Deutz AG	43,193	142,896
Douglas Holding AG	18,334	820,622
Elexis AG	3,550	37,948
Epcos AG	9,130	228,821
Freenet AG	34,117	196,811
Gerry Weber International AG	15,521	444,444
Gildemeister AG	9,851	107,493
H&R WASAG AG	11,693	177,167
HCI Capital AG	39,242	103,642
Heidelberger Druckmaschinen AG	61,243	515,041
IDS Scheer AG	16,613	138,557
Indus Holding AG	13,003	242,202
Kizoo AG	40,176	287,610
Kontron AG	11,814	119,388
KUKA AG	15,678	276,120
Leoni AG	9,779	176,577
MLP AG	61,603	839,186
MPC Muenchmeyer Petersen Capital AG	18,381	227,399
MTU Aero Engines Holding AG	22,092	601,282
Norddeutsche Affinerie AG	29,381	1,143,549
Pfeiffer Vacuum Technology AG	3,820	249,198
Pfleiderer AG	23,273	213,514
Praktiker Bau-und Heimwerkermaerkte AG	26,108	283,073
Sixt AG	6,564	105,842
Software AG	9,146	508,536
Takkt AG	20,917	232,605
Vivacon AG	24,459	132,597

Total Germany		10,800,846

Hong Kong—2.3%
Allied Properties HK Ltd.	812,000	80,674
Champion Real Estate Investment Trust	3,140,000	842,714
China Power International Development Ltd.	2,652,622	547,624
China Travel International Investment Hong Kong Ltd.	482,000	93,910
Chong Hing Bank Ltd.	244,110	291,350
Cross-Harbour Holdings Ltd.	252,189	208,254
Dah Sing Banking Group Ltd.	563,703	405,128
Dah Sing Financial Holdings Ltd.	99,210	254,483
Fubon Bank Ltd.	364,432	117,556
Guangzhou Investment Co., Ltd.	3,158,585	305,662
Henderson Investment Ltd.	9,162,000	579,260
Hung Hing Printing Group Ltd.	136,000	24,743
Oriental Press Group Ltd.	4,357,017	410,392
Regal Real Estate Investment Trust	1,645,000	205,885
Shaw Brothers Ltd.	99,110	163,687
Shell Electric Manufacturing Co., Ltd.	81,000	25,083
Shenzhen Investment Ltd.	2,766,000	492,514
Singamas Container Holdings Ltd.	596,000	36,528
Sun Hung Kai & Co., Ltd.	1,009,189	505,233
Sunlight Real Estate Investment Trust	412,000	74,424
Techtronic Industries Co.	353,000	70,143
Tian An China Investment	277,000	66,121
Tianjin Development Holdings Ltd.	348,074	116,321
Vitasoy International Holdings Ltd.	840,364	374,088

Total Hong Kong		6,291,777

Ireland—0.7%
DCC PLC	15,451	221,220
FBD Holdings PLC	4,883	49,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WidsomTree International SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
FBD Holdings PLC A Shares	14,316	$199
Fyffes PLC	398,948	138,639
Glanbia PLC	81,874	243,551
Greencore Group PLC	124,933	163,243
Kingspan Group PLC	84,742	358,098
Paddy Powerl PLC	26,271	478,751
Smurfit Kappa Group PLC	84,092	212,159
United Drug PLC	54,307	168,341

Total Ireland		2,033,818

Italy—5.9%
AcegasAps SpA	58,577	401,221
Amplifon SpA	58,996	67,902
Anima SGRpA	154,165	309,445
Arnoldo Mondadori Editore SpA	244,281	1,182,528
Ascopiave SpA	75,938	155,697
Astaldi SpA	72,322	397,098
Autostrada Torino-Milano SpA	52,497	398,435
Azimut Holding SpA	43,772	230,908
Banca Generali SpA	49,089	189,014
Banca Intermobiliare SpA	133,063	517,900
Banca Popolare dell’Etruria e del Lazio	24,371	135,508
Banco di Desio e della Brianza SpA	54,892	352,327
Biesse SpA	21,439	114,958
Brembo SpA	39,806	208,049
Buzzi Unicem SpA RSP	14,313	130,715
Cairo Communication SpA	201,566	574,383
Carraro SpA	22,286	74,349
Cementir Holding SpA	66,300	228,557
CIR-Compagnie Industriali Riunite SpA	189,860	192,394
Cofide SpA	331,914	170,479
Credito Artigiano SpA	210,852	581,207
De’Longhi SpA	41,732	83,534
Esprinet SpA	30,342	138,235
Fiat SpA RSP	54,116	228,305
Fondiaria-Sai SpA RSP	37,189	429,065
Gemina SpA	1,119,932	571,331
Gewiss SpA	55,328	199,962
Gruppo Editoriale L’Espresso SpA	286,150	460,609
Gruppo MutuiOnline SpA	42,918	164,060
Industria Macchine Automatiche SpA	22,156	408,381
Ifil Investments SpA RSP	84,994	194,941
Indesit Co., SpA	87,075	519,255
Italcementi SpA RSP	52,386	356,814
Italmobiliare SpA	6,924	274,208
Italmobiliare SpA RSP	10,420	280,416
Landi Renzo SpA	19,071	87,217
MARR SpA	28,127	211,129
Meliorbanca SpA	74,117	302,640
Milano Assicurazioni SpA RSP	29,136	90,721
Nice SpA	7,105	17,284
Panariagroup Industrie Ceramiche SpA	61,369	191,938
Permasteelisa SpA	5,193	70,381
Piaggio & C. SpA	250,329	438,442
Piccolo Credito Valtellinese S.c.r.l.	59,986	584,101
Pirelli & C Real Estate SpA	72,457	408,415
Pirelli & C. SpA RSP	170,511	63,758
Premafin Finanziaria SpA	169,970	298,877
Premuda SpA	26,157	39,014
RCS MediaGroup SpA	550,946	744,398
Recordati SpA	147,194	790,806
SAES Getters SpA	3,753	31,197
Safilo Group SpA	268,341	224,737

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WidsomTree International SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Sogefi SpA	102,642	$176,920
Tamburi Investment Partners SpA	38,963	79,074
Tod’s SpA	10,167	425,251

Total Italy		16,198,490

Japan—33.8%
ABC-Mart, Inc.	25,100	910,966
ADEKA Corp.	42,000	304,402
Aderans Holdings Co., Ltd.	18,700	193,292
Advan Co., Ltd.	61,300	245,470
Aeon Fantasy Co., Ltd.	12,700	110,959
Aichi Corp.	47,300	180,538
Aichi Steel Corp.	84,000	268,726
Air Water, Inc.	88,000	765,935
Alpen Co., Ltd.	21,400	412,891
Alpine Electronics, Inc.	33,600	265,019
Alps Electric Co., Ltd.	19,700	94,534
Amano Corp.	27,200	209,739
Anest Iwata Corp.	65,000	217,264
AOC Holdings, Inc.	30,000	162,162
Arnest One Corp.	107,500	233,618
Asatsu-DK, Inc.	22,600	497,624
Awa Bank Ltd. (The)	5,000	34,749
Bando Chemical Industries Ltd.	45,000	106,729
Bank of Nagoya Ltd. (The)	60,000	326,310
Belluna Co., Ltd.	21,200	55,660
Best Denki Co., Ltd.	48,000	152,499
Calsonic Kansei Corp.	170,000	236,293
Canon Electronics, Inc.	16,100	224,494
Capcom Co., Ltd.	11,600	255,418
Central Glass Co., Ltd.	84,000	333,591
Chiyoda Integre Co., Ltd.	12,600	151,367
Chuetsu Pulp & Paper Co., Ltd.	290,000	687,810
Chugoku Marine Paints Ltd.	11,000	78,875
Chukyo Bank Ltd. (The)	161,000	612,741
Circle K Sunkus Co., Ltd.	25,200	451,459
CKD Corp.	28,500	108,152
COMSYS Holdings Corp.	84,000	768,185
Cosel Co., Ltd.	21,500	171,241
CSK Holdings Corp.	2,200	11,746
Daidoh Ltd.	48,400	369,474
Daifuku Co., Ltd.	80,500	459,112
Daihen Corp.	20,000	76,338
Daiichi Chuo Kisen Kaisha	51,000	139,526
Daikoku Denki Co., Ltd.	34,200	525,922
Daio Paper Corp.	64,000	786,498
Daishi Bank Ltd. (The)	84,000	367,876
Denki Kagaku Kogyo K.K.	37,000	88,571
Denki Kogyo Co., Ltd.	41,000	252,830
Disco Corp.	8,400	169,761
Dowa Holdings Co., Ltd	92,000	329,840
DTS Corp.	15,200	140,849
Ebara Corp.	69,000	156,040
Ehime Bank Ltd. (The)	89,000	306,321
Eighteenth Bank Ltd. (The)	90,000	330,612
Epson Toyocom Corp.	82,000	151,065
Exedy Corp.	16,800	164,386
Ezaki Glico Co., Ltd.	61,000	625,141
FCC Co., Ltd.	17,500	144,981
Fuji Electronics Co., Ltd.	28,500	234,225
Fuji Fire & Marine Insurance Co., Ltd. (The)	239,000	350,656
Furukawa Co., Ltd.	162,000	162,625
Furukawa-Sky Aluminum Corp.	91,000	214,826
Futaba Industrial Co., Ltd.	25,200	96,741
Godo Steel Ltd.	66,000	180,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WidsomTree International SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Gulliver International Co., Ltd.	3,460	$58,436
Gun-Ei Chemical Industry Co., Ltd.	200,000	472,146
Gunze Ltd.	84,000	272,432
H20 Retailing Corp.	84,000	623,629
Hanwa Co., Ltd.	77,000	237,838
Haseko Corp	294,000	304,865
Heiwa Corp.	81,800	812,135
Higo Bank Ltd. (The)	81,000	502,173
Hikari Tsushin, Inc.	21,200	394,299
Hitachi Cable Ltd.	84,000	185,328
Hitachi Koki Co., Ltd.	58,400	480,600
Hitachi Kokusai Electric, Inc.	53,000	275,962
Hitachi Maxell Ltd.	42,000	385,946
Hitachi Software Engineering Co., Ltd.	32,400	492,523
Hitachi Transport System Ltd.	50,400	745,575
Hokkoku Bank Ltd. (The)	84,000	290,039
Hokuetsu Paper Mills Ltd.	87,000	524,015
Honeys Co., Ltd.	26,740	256,928
Horiba Ltd.	16,800	229,251
House Foods Corp.	35,200	620,514
Hyakugo Bank Ltd. (The)	84,000	501,313
Hyakujushi Bank Ltd. (The)	66,000	369,134
Idec Corp./Japan	37,400	377,919
Iida Home Max Ltd.	43,200	214,451
Iino Kaiun Kaisha Ltd.	43,200	273,544
Inaba Denki Sangyo Co., Ltd.	7,000	186,486
Ito En, Ltd.	13,300	193,961
Itochu Enex Co., Ltd.	26,700	185,560
Izumiya Co., Ltd.	77,000	499,459
Japan Airport Terminal Co., Ltd.	26,800	354,180
Juki Corp.	127,000	130,292
Kagome Co., Ltd.	41,400	693,730
Kagoshima Bank Ltd. (The)	18,000	147,932
Kanamoto Co., Ltd.	45,000	161,831
Kandenko Co., Ltd.	84,000	656,062
Kansai Paint Co., Ltd.	113,000	567,181
Kanto Natural Gas Development Ltd.	79,000	495,874
Kasumi Co., Ltd.	58,000	317,992
Kato Sangyo Co., Ltd.	43,200	730,564
Kato Works Co., Ltd.	44,000	106,299
Kayaba Industry Co., Ltd.	94,000	178,356
Keihin Corp.	25,200	179,305
Keisei Electric Railway Co., Ltd.	84,000	514,286
Keiyo Bank Ltd. (The)	55,000	277,882
Kintetsu World Express, Inc.	14,100	272,978
Kisoji Co., Ltd.	20,500	418,141
Kitz Corp.	35,000	106,564
Kiyo Holdings, Inc.	165,000	249,366
Kobayashi Pharmaceutical Co., Ltd.	16,800	711,660
Koei Co., Ltd.	73,800	764,458
Koito Manufacturing Co., Ltd.	86,000	520,838
Kojima Co., Ltd.	62,500	188,913
Kokuyo Co., Ltd.	52,900	379,900
Komeri Co., Ltd.	16,800	402,162
Komori Corp.	14,800	159,510
Konaka Co., Ltd.	47,200	131,212
K’s Holdings Corp.	16,800	279,290
Kyodo Printing Co., Ltd.	153,000	378,070
Kyowa Exeo Corp.	79,000	837,496
Lion Corp.	113,000	604,578
Maeda Corp.	118,000	468,616
Makino Milling Machine Co., Ltd.	84,000	224,247
Maruzen Showa Unyu Co., Ltd.	159,000	515,676
Matsui Securities Co., Ltd.	144,100	1,181,095
Matsumotokiyoshi Holdings Co., Ltd.	24,305	498,970
Meiji Dairies Corp.	84,000	442,934

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WidsomTree International SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Meiji Seika Kaisha Ltd.	84,000	$396,602
Meitec Corp.	16,800	285,776
Michinoku Bank Ltd. (The)	141,000	331,307
Mie Bank Ltd. (The)	65,000	262,438
Miraca Holdings, Inc.	7,300	155,664
MISUMI Group, Inc.	33,600	393,266
Mitsubishi Rayon Co., Ltd.	205,000	606,067
Mitsui Mining & Smelting Co., Ltd.	230,000	474,462
Mitsuuroko Co., Ltd.	80,000	538,334
Miura Co., Ltd.	12,500	303,365
Miyazaki Bank Ltd. (The)	93,000	349,840
Mochida Pharmaceutical Co., Ltd.	54,000	645,141
Morinaga Milk Industry Co., Ltd.	156,000	600,596
Musashino Bank Ltd. (The)	8,400	323,398
Nabtesco Corp.	65,000	426,641
Nachi-Fujikoshi Corp.	84,000	155,676
Nagase & Co., Ltd.	84,000	807,104
NEC Fielding Ltd.	32,500	434,887
Nichiha Corp.	13,800	80,227
Nichirei Corp.	84,000	393,822
Nidec Sankyo Corp.	39,000	143,265
Nifco, Inc.	24,100	238,474
Nihon Dempa Kogyo Co., Ltd.	10,300	118,851
Nihon Kohden Corp.	8,600	199,702
Nihon Yamamura Glass Co., Ltd.	199,000	432,466
Nippon Chemical Industrial Co., Ltd.	190,000	475,786
Nippon Chemi-Con Corp.	59,000	123,012
Nippon Kayaku Co., Ltd.	131,000	670,535
Nippon Light Metal Co., Ltd.	168,000	166,795
Nippon Metal Industry Co., Ltd.	85,000	115,334
Nippon Paint Co., Ltd.	84,000	329,884
Nippon Shinyaku Co., Ltd.	37,000	435,918
Nippon Suisan Kaisha Ltd.	100,800	255,753
Nippon Thompson Co., Ltd.	30,000	123,773
Nippon Yakin Kogyo Co., Ltd.	18,000	50,039
Nipro Corp.	21,000	366,718
Nishimatsuya Chain Co., Ltd.	33,600	304,309
Nishi-Nippon Railroad Co., Ltd.	168,000	717,220
Nissan Shatai Co., Ltd.	74,000	444,082
Nissha Printing Co., Ltd.	12,100	471,186
Nissin Kogyo Co., Ltd.	24,700	180,379
Nitto Boseki Co., Ltd.	88,000	171,826
NS Solutions Corp.	17,000	218,665
Obic Co., Ltd.	2,520	405,591
Ogaki Kyoritsu Bank Ltd. (The)	67,000	309,686
Oita Bank Ltd. (The)	53,000	356,062
Okamura Corp.	78,000	431,947
Okasan Securities Group, Inc.	156,000	667,711
Okinawa Electric Power Co., Inc. (The)	4,600	338,467
OKUMA Corp.	66,000	242,449
Okumura Corp.	84,000	417,915
Onward Holdings Co., Ltd.	81,000	630,844
Organo Corp.	16,000	101,313
OSAKA Titanium Technologies Co.	2,200	53,878
Osaki Electric Co., Ltd.	9,000	57,187
OSG Corp.	33,600	281,328
Pacific Metals Co., Ltd.	102,000	498,467
PanaHome Corp.	84,000	491,120
Paramount Bed Co., Ltd.	13,800	185,573
Paris Miki, Inc.	25,200	231,568
Park24 Co., Ltd.	45,300	334,316
Point, Inc.	8,400	457,761
Q.P. Corp.	58,800	800,432
Rengo Co., Ltd.	105,000	851,351
Resorttrust, Inc.	31,100	343,764
Riken Corp.	114,000	266,608

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WidsomTree International SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Roland DG Corp.	1,600	$23,387
Royal Holdings Co., Ltd.	22,800	235,420
Ryobi Ltd.	86,000	172,664
Ryoden Trading Co., Ltd.	74,000	421,224
Ryosan Co., Ltd.	27,600	653,083
Ryoyo Electro Corp.	42,300	367,704
Sagami Railway Co., Ltd.	168,000	746,873
Saibu Gas Co., Ltd.	177,000	492,046
Sakata INX Corp.	95,000	332,212
Sanei-International Co., Ltd.	10,700	104,226
San-In Godo Bank Ltd. (The)	51,000	407,325
Sanken Electric Co., Ltd.	30,000	115,168
Sankyo Seiko Co., Ltd.	116,200	208,942
Sankyu, Inc.	84,000	303,012
Sanwa Holdings Corp.	84,000	317,838
Sanyo Chemical Industries Ltd.	57,000	332,631
Sanyo Denki Co., Ltd.	44,000	105,328
Sanyo Shokai Ltd.	133,000	519,382
Sanyo Special Steel Co., Ltd.	132,000	378,599
Sasebo Heavy Industries Co., Ltd.	62,000	119,691
Satori Electric Co., Ltd.	20,000	85,383
Seikagaku Corp.	47,600	510,919
Seiko Holdings Corp.	82,000	181,820
Sekisui Plastics Co., Ltd.	160,000	536,569
Senshukai Co., Ltd.	4,500	35,097
Shiga Bank Ltd. (The)	64,000	415,135
Shimachu Co., Ltd.	16,800	371,583
Shindengen Electric Manufacturing Co., Ltd.	23,000	41,103
Shinko Electric Industries Co., Ltd.	16,300	129,645
Shinko Shoji Co., Ltd.	23,000	215,665
Shinwa Kaiun Kaisha Ltd.	39,000	103,254
Showa Corp.	33,600	117,498
Sohgo Security Services Co., Ltd.	25,200	259,089
SSP Co., Ltd.	117,000	773,116
Star Micronics Co., Ltd.	17,500	181,853
Starzen Co., Ltd.	226,000	585,880
Sumida Corp.	35,800	195,093
Sumitomo Osaka Cement Co., Ltd.	168,000	420,695
Sumitomo Real Estate Sales Co., Ltd.	8,280	247,076
Sumitomo Rubber Industries, Inc.	50,700	435,131
Sumitomo Warehouse Co., Ltd. (The)	84,000	424,402
Sundrug Co., Ltd.	16,900	464,214
Sysmex Corp.	16,800	602,317
Tadano Ltd.	79,000	409,597
Taihei Kogyo Co., Ltd.	60,000	181,357
Taiheiyo Cement Corp.	72,000	135,025
Taiyo Yuden Co., Ltd.	14,000	77,220
Takara Holdings, Inc.	84,000	489,266
Takata Corp.	8,100	56,025
Tamron Co., Ltd.	7,000	60,541
TOA Corp.	72,000	453,525
Tocalo Co., Ltd.	18,200	158,409
Toda Corp.	165,000	597,022
Toho Pharmaceutical Co., Ltd.	31,600	433,302
Toho Titanium Co., Ltd.	3,000	32,101
Toho Zinc Co., Ltd.	35,000	83,012
Tokai Rika Co., Ltd.	8,300	71,234
Tokai Rubber Industries, Inc.	33,600	272,803
Tokai Tokyo Securities Co., Ltd.	205,000	549,531
Token Corp.	7,000	186,873
Tokuyama Corp.	25,000	205,736
Tokyo Leasing Co., Ltd.	26,500	214,280
Tokyo Seimitsu Co., Ltd.	18,000	148,130
Tokyo Steel Manufacturing Co., Ltd.	16,300	167,585
Tokyo Style Co., Ltd.	72,000	513,094
Tokyo Tomin Bank Ltd. (The)	13,400	212,124

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WidsomTree International SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Tokyu Livable, Inc.	30,900	$146,916
Topcon Corp.	18,800	80,675
Toppan Forms Co., Ltd.	41,100	518,227
Toshiba Machine Co., Ltd.	84,000	242,780
Toshiba TEC Corp.	84,000	248,340
Toyo Corp./Chuo-Ku	21,800	288,101
Toyo Ink Manufacturing Co., Ltd.	91,000	253,977
Toyobo Co., Ltd.	168,000	250,193
Trans Cosmos, Inc.	48,300	339,938
Tsubakimoto Chain Co.	84,000	255,753
ULVAC, Inc.	8,900	133,132
Uniden Corp.	79,000	121,136
Union Tool Co.	8,400	187,181
United Arrows Ltd.	21,700	165,174
Valor Co., Ltd.	25,700	279,255
Xebio Co., Ltd.	16,800	321,915
Yamatake Corp.	25,200	599,073
Yamazen Corp.	51,600	192,966
Yokohama Reito Co., Ltd.	75,000	517,926
Yokohama Rubber Co., Ltd. (The)	161,000	788,571
Yurtec Corp.	101,000	613,911
Zensho Co., Ltd.	40,400	234,868
Zeon Corp.	76,000	254,032
ZERIA Pharmaceutical Co., Ltd.	49,000	559,459

Total Japan		93,344,644

Netherlands—2.2%
Aalberts Industries N.V.	23,590	165,924
Arcadis N.V.	27,690	361,733
ASM International N.V.	538	4,607
Ballast Nedam N.V. CVA	10,356	199,088
Beter BED Holding N.V.	18,992	224,662
Brunel International	4,878	57,636
Draka Holding	23,310	211,909
Exact Holding N.V.	21,315	390,509
Grontmij CVA	7,596	184,885
Heijmans N.V. CVA	42,193	199,411
Kardan N.V.	33,961	72,699
Koninklijke Wessanen N.V.	78,662	508,450
Macintosh Retail Group N.V.	16,291	147,194
OCE N.V.	82,532	360,232
OPG Groep N.V. CVA	21,249	274,400
Ordina N.V.	28,512	113,351
Plaza Centers N.V.	241,324	195,167
Sligro Food Group N.V.	7,510	155,545
Smit Internationale N.V.	11,329	552,593
Telegraaf Media Groep N.V.	23,822	412,266
Ten Cate N.V.	10,874	242,602
TKH Group N.V.	8,708	96,836
USG People N.V.	45,842	587,523
Wavin N.V.	91,347	295,856

Total Netherlands		6,015,078

New Zealand—3.7%
Air New Zealand Ltd.	1,445,149	810,763
Auckland International Airport Ltd.	1,162,636	1,100,700
Fisher & Paykel Appliances Holdings Ltd.	458,221	361,509
Fisher & Paykel Healthcare Corp. Ltd.	350,692	645,575
Freightways Ltd.	169,149	316,322
Infratil Ltd.	311,733	296,948
Mainfreight Ltd.	116,362	327,769
New Zealand Refining Co., Ltd. (The)	257,592	880,640
Northern Crest Investments Ltd.	716,267	44,944
Nuplex Industries Ltd.	97,402	170,765

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WidsomTree International SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
PGG Wrightson Ltd.	397,382	$299,577
Port of Tauranga Ltd.	126,004	480,111
Pumpkin Patch Ltd.	179,567	99,692
Sky City Entertainment Group Ltd.	569,028	1,037,526
TrustPower Ltd.	195,996	847,596
Vector Ltd.	1,379,523	1,620,449
Warehouse Group Ltd. (The)	457,185	940,471

Total New Zealand		10,281,357

Norway—1.4%
ABG Sundal Collier Holding ASA	1,036,222	577,151
Acta Holding ASA	1,129,963	403,437
Cermaq ASA	30,552	115,190
EDB Business Partner ASA	46,500	88,988
Ekornes ASA	41,765	399,631
Hafslund ASA Class B	26,807	258,419
Norwegian Property ASA	127,800	110,970
Scana Industrier	90,797	106,330
SparebanK 1 SMN	82,024	353,769
Sparebank 1 SR Bank	87,163	404,564
Sparebanken 1 Nord-Norge	30,339	190,645
Tandberg ASA	13,200	142,140
Tomra Systems ASA	31,010	104,517
TTS Marine ASA	28,400	66,923
Veidekke ASA	179,990	573,225
Wilh. Wilhelmsen ASA, Class A	2,150	29,170

Total Norway		3,925,069

Portugal—0.6%
Banif SGPS, S.A.	175,744	266,279
Finibanco Holding SGPS S.A.	41,001	133,935
Mota-Engil, SGPS, S.A.	91,162	297,791
SAG Gest-Solucoes Automovel Globais, SGPS, S.A.	236,126	311,815
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.	60,718	540,251

Total Portugal		1,550,071

Singapore—3.9%
Ascott Residence Trust	292,000	117,550
Cambridge Industrial Trust	323,000	61,652
China Aviation Oil Singapore Corp. Ltd.	214,000	114,371
Chip Eng Seng Corp. Ltd.	765,000	100,885
Creative Technology Ltd.	111,650	333,226
FJ Benjamin Holdings Ltd.	1,645,000	188,391
Frasers Centrepoint Trust	127,000	55,534
Frasers Commercial Trust	1,184,000	193,122
Guocoland Ltd.	459,102	363,267
Ho Bee Investment Ltd.	1,090,000	287,489
Hong Leong Asia Ltd.	155,000	66,701
Hotel Properties Ltd.	324,000	251,869
HupSteel Ltd.	1,102,000	118,556
Jaya Holdings Ltd.	1,510,000	298,699
Keppel Telecommunications & Transportation Ltd.	220,538	120,927
Kim Eng Holdings Ltd.	274,000	205,393
K-REIT Asia	565,000	274,510
KS Energy Services Ltd.	108,000	74,211
Midas Holdings Ltd.	175,000	58,910
MobileOne Ltd.	907,800	932,531
Orchard Parade Holdings Ltd.	270,000	112,441
Raffles Education Corp. Ltd.	1,314,000	515,294
Rotary Engineering Ltd.	9,000	1,530
SC Global Developments Ltd.	386,000	144,675
Singapore Airport Terminal Services Ltd.	1,040,000	1,010,585
Singapore Post Ltd.	1,744,000	962,332

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WidsomTree International SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
SMRT Corp. Ltd.	1,218,000	$1,394,897
Stamford Land Corp. Ltd.	644,000	116,217
Straits Trading Co., Ltd.	206,000	609,099
UOB-Kay Hian Holdings Ltd.	998,000	658,060
Venture Corp., Ltd.	82,000	249,287
WBL Corp., Ltd.	232,000	494,354
Wing Tai Holdings Ltd.	531,000	305,903

Total Singapore		10,792,468

Spain—0.9%
Adolfo Dominguez S.A.	10,326	97,605
Cie Automotive S.A.	37,187	180,921
Duro Felguera S.A.	40,524	210,112
Grupo Empresarial Ence S.A.	68,048	237,421
La Seda de Barcelona S.A. Class B	119,498	56,477
Realia Business S.A.	51,464	110,883
Renta Corp Real Estate S.A.	45,917	117,441
Tubacex S.A.	25,300	82,645
Tubos Reunidos, S.A.	65,788	190,213
Uralita, S.A.	138,353	815,426
Vocento S.A.	86,915	407,150

Total Spain		2,506,294

Sweden—5.2%
AarhusKarlshamn AB	29,091	389,943
Acando AB	37,500	49,080
AF AB Class B	5,800	87,279
Axfood AB	44,751	947,881
Axis Communications AB	11,942	86,832
B&B Tools AB Class B	11,100	70,183
BE Group AB	43,064	106,735
Bilia AB Class A	40,920	83,310
Billerud AB	39,190	105,062
Bjoern Borg AB	25,936	134,469
Brostrom AB Class B	99,100	698,642
Cardo AB	18,607	269,413
Castellum AB	49,100	377,193
Clas Ohlson AB Class B	33,610	241,196
Connecta AB	20,511	104,008
D. Carnegie & Co. AB	147,996	333,124
Eniro AB	388,915	526,229
Fabege AB	125,700	476,862
Gunnebo AB	10,600	20,777
Haldex AB	34,245	115,623
Hemtex AB	16,300	29,991
Hoganas AB Class B	25,209	223,146
Holmen AB Class B	39,298	961,585
Husqvarna AB Class A	33,400	160,074
Industrivarden AB Class C	75,500	477,368
Indutrade AB	11,078	92,808
Intrum Justitia AB	66,229	657,437
JM AB	73,856	401,597
KNOW IT AB	14,721	32,577
Kungsleden AB	300,419	2,051,432
Lindab International AB	25,000	153,327
Mekonomen AB	14,000	123,926
Munters AB	28,621	138,980
NCC AB Class B	77,829	491,109
New Wave Group AB Class B	46,361	36,641
Nibe Industrier AB Class B	67,229	377,464
Niscayah Group AB	86,500	72,740
Nobia AB	117,927	250,529
Nordnet AB Class B	22,750	24,741
ORC Software AB	10,200	90,611

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WidsomTree International SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Peab AB	91,000	$248,560
Peab Industri AB Class B	24,600	100,168
Q-Med AB	13,304	41,050
Rederi AB Transatlantic	24,200	97,315
Rezidor Hotel Group AB	69,800	165,939
Skandinaviska Enskilda Banken AB Class C	5,100	35,471
SkiStar AB	12,400	100,355
Svenska Cellulosa AB A shares	53,600	454,125
TradeDoubler AB	14,300	66,907
Trelleborg AB Class B	78,233	476,840
Wihlborgs Fastigheter AB	35,007	442,681

Total Sweden		14,301,335

Switzerland—0.3%
Galenica AG	503	162,216
Huber & Suhner AG	3,480	120,975
Kudelski S.A.	22,193	232,908
Rieter Holding AG	2,402	385,909
Von Roll Holding AG	2,044	14,710

Total Switzerland		916,718

United Kingdom—13.2%
Aberdeen Asset Management PLC	549,348	943,841
Aga Rangemaster Group PLC	33,651	34,835
Ashtead Group PLC	138,802	85,313
Atkins WS PLC	54,685	527,563
BBA Aviation PLC	145,518	144,361
Beazley Group PLC	61,596	119,998
Bellway PLC	134,793	1,162,793
Big Yellow Group PLC	55,747	191,359
Bloomsbury Publishing PLC	148,190	340,364
BlueBay Asset Management PLC	12,309	12,388
Bodycote PLC	160,492	283,819
Bovis Homes Group PLC	155,339	893,914
Brewin Dolphin Holdings PLC	104,417	156,506
Brit Insurance Holdings PLC	385,858	1,220,489
British Polythene Industries	8,237	22,205
Britvic PLC	92,892	352,920
Business Post Group PLC	19,815	64,599
Carpetright PLC	92,108	463,499
Centaur Media PLC	203,287	105,219
Chaucer Holdings PLC	161,632	116,193
Chesnara PLC	1,961	3,743
Cineworld Group PLC	83,772	125,562
Close Brothers Group PLC	115,476	878,276
Collins Stewart PLC	406,130	343,049
Computacenter PLC	66,923	86,597
Cranswick PLC	47,971	403,476
Croda International PLC	88,694	662,466
Dairy Crest Group PLC	131,271	402,005
Davis Service Group PLC	158,137	617,855
Debenhams PLC	1,395,322	491,501
Development Securities PLC	12,379	47,965
Devro PLC	284,652	325,361
DS Smith PLC	463,043	504,298
Electrocomponents PLC	775,077	1,574,043
Elementis PLC	111,925	59,943
Euromoney Institutional Investor PLC	122,493	388,332
F&C Asset Management PLC	495,866	413,500
Fiberweb PLC	144,981	51,069
Filtrona PLC	238,537	468,993
Findel PLC	127,927	180,249
Forth Ports PLC	28,602	376,682
Future PLC	103,813	27,239

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WidsomTree International SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Galliford Try PLC	568,013	$259,290
Game Group PLC	70,731	129,151
Go-Ahead Group PLC	30,044	448,804
Greene King PLC	55,226	313,635
Greggs PLC	13,523	653,275
Halfords Group PLC	186,746	653,112
Halma PLC	230,153	670,078
Hargreaves Lansdown PLC	25,898	60,227
Headlam Group PLC	6,531	19,766
Helphire Group PLC	114,467	161,283
HMV Group PLC	614,542	954,244
Hogg Robinson Group PLC	227,941	16,288
Holidaybreak PLC	9,459	26,587
International Personal Finance PLC	10,770	21,524
Interserve PLC	82,533	269,659
J D Wetherspoon PLC	83,302	372,477
Jardine Lloyd Thompson Group PLC	224,327	1,412,664
John Menzies PLC	20,245	31,072
Keller Group PLC	10,304	85,184
Kier Group PLC	22,519	292,200
Laird Group PLC	72,551	144,991
Lavendon Group PLC	40,286	103,100
Lookers PLC	90,450	29,585
Luminar Group Holdings PLC	59,165	114,837
Management Consulting Group PLC	194,704	60,886
Marshalls PLC	104,932	135,779
Marston’s PLC	157,837	265,508
McBride PLC	61,628	108,099
Melrose PLC	77,259	96,361
Michael Page International PLC	72,266	223,126
Misys PLC	462,875	660,508
Mitie Group PLC	201,523	596,139
Morgan Sindall PLC	21,396	166,731
Morse PLC	78,824	7,548
Mucklow A & J Group PLC	35,890	114,038
N. Brown Group PLC	302,325	883,463
New Star Asset Management Group PLC	211,213	5,709
Northern Foods PLC	218,202	178,036
Northgate PLC	71,868	79,046
Paragon Group Cos. PLC	36,819	29,909
Pendragon PLC	1,320,585	31,328
Premier Farnell PLC	376,106	751,638
Provident Financial PLC	105,238	1,301,230
PZ Cussons PLC	261,736	610,565
Renishaw PLC	58,032	412,172
Restaurant Group PLC	245,092	375,286
Rightmove PLC	6,143	15,545
Robert Walters PLC	38,970	57,150
ROK PLC	72,307	21,052
Rotork PLC	37,519	426,959
Safestore Holdings PLC	30,567	24,171
Savills PLC	144,252	464,054
Schroders PLC	10,424	102,437
Senior PLC	114,140	64,001
Severfield-Rowen PLC	76,615	181,202
Shore Capital Group PLC	323,599	63,973
SIG PLC	61,974	159,049
Smiths News PLC	46,034	46,661
Spectris PLC	62,814	483,163
Speedy Hire PLC	8,636	17,383
Spirax-Sarco Engineering PLC	48,884	638,170
Sports Direct International PLC	17,721	10,701
SSL International PLC	73,552	523,460
St. Ives Group PLC	106,725	126,591
Sthree PLC	57,516	119,906
Travis Perkins PLC	115,280	563,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WidsomTree International SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Trinity Mirror PLC	489,163	$392,087
TT electronics PLC	50,515	25,420
Ultra Electronics Holdings PLC	35,797	583,123
Unite Group PLC	30,563	64,265
UTV Media PLC	74,335	117,563
Victrex PLC	81,042	559,870
VT Group PLC	87,747	702,702
Yule Catto & Co., PLC	855	676

Total United Kingdom		36,565,383

TOTAL COMMON STOCKS (Cost: $527,224,245)		273,616,395

RIGHTS*—0.0%
Australia—0.0%
Envestra Ltd., expiring 2/06/09 (Cost: $0)	498,250	22,580

TOTAL LONG-TERM INVESTMENTS (Cost: $527,224,245)		273,638,975

SHORT-TERM INVESTMENT—0.0%
MONEY MARKET FUND—0.0%
United States—0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(c) (Cost: $101,051)	101,051	101,051

TOTAL INVESTMENTS IN SECURITIES —99.1% (Cost: $527,325,296)(d)		273,740,026
Cash, Foreign Currency and Other Assets in Excess of Liabilities —0.9%		2,420,739

NET ASSETS—100.0%		$276,160,765

RSP- Risparmio Italian Savings Shares.

*	Non-income producing security.
(a)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, and may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At December 31, 2008 these securities amounted to $991,152 or 0.4% of net assets.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2008.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International SmallCap Dividend Fund

Sector Breakdown† as of 12/31/08‡

Industrials	24.5%
Consumer Discretionary	22.0%
Financials	17.8%
Materials	9.7%
Information Technology	8.1%
Consumer Staples	7.4%
Health Care	4.9%
Utilities	2.8%
Energy	1.4%
Telecommunication Services	0.5%
Other	0.9%
†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree International Real Estate Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.0%
Australia—18.8%
Abacus Property Group	221,285	$33,170
ALE Property Group	40,580	54,887
APN/UKA European Retail Property Group	352,320	15,721
Aspen Group	98,132	30,104
Australand Property Group	508,843	90,465
Babcock & Brown Japan Property Trust	257,283	60,988
Bunnings Warehouse Property Trust	97,542	112,210
CFS Retail Property Trust	316,952	413,231
Charter Hall Group	86,735	16,932
Commonwealth Property Office Fund	344,256	283,218
Dexus Property Group	550,124	314,508
FKP Property Group	70,980	24,991
Goodman Group	619,620	319,679
GPT Group	873,197	560,089
ING Industrial Fund(a)	561,542	54,811
ING Office Fund	560,282	316,409
ING Real Estate Community Living Group	246,343	8,588
Lend Lease Corp. Ltd.	153,538	770,736
MAC Services Group	4,973	2,878
Macquarie CountryWide Trust	567,747	83,125
Macquarie DDR Trust	578,940	25,429
Macquarie Leisure Trust Group	71,023	44,566
Macquarie Office Trust	999,094	167,176
Mirvac Group	462,869	413,072
Mirvac Industrial Trust Class U	340,735	29,695
Mirvac Real Estate Investment Trust	131,930	29,434
Peet & Co., Ltd.	29,184	31,335
Stockland	260,267	733,091
Sunland Group Ltd.	103,261	53,635
Tishman Speyer Office Fund	180,406	22,011
Valad Property Group	325,404	12,024
Westfield Group	532,911	4,811,513

Total Australia		9,939,721

Belgium—1.6%
Banimmo Class A	3,929	81,868
Cofinimmo	3,200	420,440
Compagnie Immobiliere de Belgique S.A.	1,351	28,151
Intervest Offices	1,438	35,480
Leasinvest Real Estate SCA	1,583	105,732
Warehouses De Pauw SCA	2,879	120,659
Wereldhave Belgium N.V.	463	30,899

Total Belgium		823,229

Denmark—0.0%
Jeudan A/S	220	18,735
Nordicom A/S	456	5,791

Total Denmark		24,526

Finland—0.4%
Citycon Oyj	20,283	47,367
Sponda Oyj	33,331	143,628
Technopolis PLC	7,755	31,046

Total Finland		222,041

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Real Estate Fund

December 31, 2008

Investments	Shares	U.S. $ Value
France—15.9%
Affine S.A.	3,836	$69,319
ANF S.A.	2,853	103,111
Cegereal	1,019	27,763
Fonciere Des Regions	14,284	972,918
Gecina S.A.	20,119	1,388,252
ICADE	11,116	919,381
Klepierre	29,463	716,713
Les Nouveaux Constructeurs Investissement S.A.	11,767	20,119
Mercialys	11,104	349,605
Societe de la Tour Eiffel	2,522	117,792
Societe Immobiliere De Location pour l’Industrie et le Commerce	4,693	434,074
Unibail-Rodamco	21,990	3,255,405

Total France		8,374,452

Germany—1.0%
Deutsche Euroshop AG	7,603	256,816
DIC Asset AG	9,916	85,735
IVG Immobilien AG	21,216	168,690
Vivacon AG	4,918	26,661

Total Germany		537,902

Hong Kong—20.8%
Champion Real Estate Investment Trust	1,043,000	279,921
Cheung Kong Holdings Ltd.	209,238	1,978,936
China Overseas Land & Investment Ltd.	260,000	361,642
Guangzhou Investment Co., Ltd.	1,276,000	123,481
GZI Real Estate Investment Trust	279,233	64,492
Hang Lung Group Ltd.	116,649	352,948
Hang Lung Properties Ltd.	398,283	865,408
Henderson Land Development Co., Ltd.	203,320	752,920
Hysan Development Co., Ltd.	164,115	265,118
Kowloon Development Co., Ltd.(a)	243,398	91,704
Link REIT (The)	214,446	354,173
New World Development Co., Ltd.	414,125	419,992
Prosperity Real Estate Investment Trust	381,905	44,349
Regal Real Estate Investment Trust	825,000	103,255
Shenzhen Investment Ltd.	1,350,000	240,381
Silver Grant International Ltd.	164,000	15,024
Sino Land Co.	498,305	515,652
Sun Hung Kai Properties Ltd.	217,871	1,816,013
Sunlight Real Estate Investment Trust	288,000	52,024
Swire Pacific Ltd. Class A	125,959	867,063
Swire Pacific Ltd. Class B	389,798	517,035
Tian An China Investment	93,000	22,199
Wharf Holdings Ltd.	267,545	733,572
Wheelock & Co., Ltd.	67,231	147,471

Total Hong Kong		10,984,773

Italy—0.9%
Beni Stabili SpA	457,209	314,594
Immobiliare Grande Distribuzione	32,671	47,458
Pirelli & C Real Estate SpA	22,009	124,057

Total Italy		486,109

Japan—16.6%
Advance Residence Investment Corp.	26	80,309
Aeon Mall Co., Ltd.	2,496	47,111
BLife Investment Corp.	14	26,564
Creed Office Investment Corp.	65	66,685
Crescendo Investment Corp.	19	21,023
DA Office Investment Corp.	34	72,088

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Real Estate Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Daito Trust Construction Co., Ltd.	8,200	$423,342
Daiwa House Industry Co., Ltd.	53,000	505,736
Frontier Real Estate Investment Corp.	14	76,448
Fukuoka REIT Corp.	26	103,541
Global One Real Estate Investment Corp.	24	197,772
Hankyu REIT, Inc.	21	97,066
Heiwa Real Estate Co., Ltd.	15,691	39,812
Iida Home Max	16,300	80,916
Japan Excellent, Inc.	37	157,143
Japan Hotel and Resort, Inc.	27	35,116
Japan Logistics Fund, Inc.	13	77,584
Japan Prime Realty Investment Corp.	144	333,908
Japan Real Estate Investment Corp.	78	684,920
Japan Retail Fund Investment Corp.	98	416,216
Japan Single-Residence REIT, Inc.	26	18,356
Joint REIT Investment Corp.	31	42,815
Kenedix, Inc.	47	13,055
Kenedix Realty Investment Corp.	42	114,764
Land Business Co., Ltd.	80	14,006
LaSalle Japan REIT, Inc.	29	25,401
LCP Investment Corp.	57	34,584
Leopalace21 Corp.	23,261	230,685
Meiwa Estate Co., Ltd.	10,466	51,955
MID REIT, Inc.	53	100,153
Mitsubishi Estate Co., Ltd.	32,589	520,202
Mitsui Fudosan Co., Ltd.	28,308	456,238
Mori Hills REIT Investment Corp.	23	76,041
Mori Trust Sogo REIT, Inc.	30	245,560
Nippon Accommodations Fund, Inc.	21	88,726
Nippon Building Fund, Inc.	75	809,156
Nippon Commercial Investment Corp.	86	89,653
Nippon Hotel Fund Investment Corp.	10	21,346
Nippon Residential Investment Corp.	56	51,274
Nomura Real Estate Holdings, Inc.(a)	9,965	192,594
Nomura Real Estate Office Fund, Inc.	34	216,790
NTT Urban Development Corp.	80	83,839
Orix JREIT, Inc.	44	204,832
Premier Investment Corp.	26	80,624
Prospect Residential Investment Corp.	7	4,571
re-plus residential investment, Inc.	65	53,850
Sankei Building Co., Ltd. (The)	3,542	19,302
Shoei Co., Ltd./Chiyoda-Ku	835	8,465
Sumitomo Real Estate Sales Co., Ltd.	2,726	81,344
Sumitomo Realty & Development Co., Ltd.	14,279	206,979
TGR Investment, Inc.	26	25,527
TOC Co., Ltd.	12,009	60,939
Toho Real Estate Co., Ltd.	10,370	71,269
Tokyo Tatemono Co., Ltd.	26,751	118,926
Tokyu Community Corp.	900	18,526
Tokyu Land Corp.	26,168	96,705
Tokyu Livable, Inc.	9,169	43,594
Tokyu REIT, Inc.	44	267,932
Top REIT, Inc.	52	185,284
Tosei Corp.	100	14,782
United Urban Investment Corp.	48	185,858

Total Japan		8,789,802

Netherlands—1.3%
Eurocommercial Properties N.V.	8,582	286,306
Plaza Centers N.V.	57,442	46,455
VastNed Offices/Industrial N.V.	8,941	85,259
VastNed Retail N.V.	5,370	268,724

Total Netherlands		686,744

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Real Estate Fund

December 31, 2008

Investments	Shares	U.S. $ Value
New Zealand—1.0%
AMP NZ Office Trust	160,579	$93,842
Goodman Property Trust	270,569	150,214
ING Property Trust	345,630	133,311
Kiwi Income Property Trust	283,077	167,084

Total New Zealand		544,451

Norway—0.1%
Norwegian Property ASA	31,800	27,612

Singapore—6.5%
Allgreen Properties Ltd.	556,756	166,167
Ascendas Real Estate Investment Trust	487,408	463,473
Ascott Residence Trust	32,000	12,882
Cambridge Industrial Trust	4,280	817
CapitaCommercial Trust	274,635	170,604
CapitaLand Ltd.	237,589	512,859
CapitaMall Trust	372,786	411,404
CapitaRetail China Trust	40,000	16,658
CDL Hospitality Trusts	101,432	51,394
City Developments Ltd.	92,103	407,216
Fortune Real Estate Investment Trust	402,596	103,374
Frasers Centrepoint Trust	42,432	18,554
Frasers Commercial Trust	1,070	175
GuocoLand Ltd.	115,985	91,774
Ho Bee Investment Ltd.	80,000	21,100
Keppel Land Ltd.	26,168	30,877
K-REIT Asia	118,000	57,331
Macquarie MEAG Prime Real Estate Investment Trust	377,526	136,258
Mapletree Logistics Trust	261,285	63,474
Orchard Parade Holdings Ltd.	13,000	5,414
SC Global Developments Ltd.	32,000	11,994
Singapore Land Ltd.	99,544	243,203
Suntec Real Estate Investment Trust	299,828	147,755
United Industrial Corp., Ltd.	98,147	71,528
UOL Group Ltd.	91,000	140,219
Wheelock Properties S Ltd.	47,003	33,929
Wing Tai Holdings Ltd.	97,064	55,917

Total Singapore		3,446,350

Spain—2.3%
Metrovacesa S.A.(a)	18,661	959,250
Parquesol Inmobiliaria y Proyectos S.A.	8,340	69,558
Realia Business S.A.(a)	56,896	122,587
Renta Corp Real Estate S.A.	23,057	58,973

Total Spain		1,210,368

Sweden—3.1%
Castellum AB	33,070	254,048
Fabege AB	58,041	220,187
Hufvudstaden AB Class A	28,676	200,349
Klovern AB	48,030	110,540
Kungsleden Fastighet AB	95,387	651,357
Wallenstam Byggnads AB Class B	7,854	67,040
Wihlborgs Fastigheter AB	9,131	115,466

Total Sweden		1,618,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Real Estate Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Switzerland—0.7%
Allreal Holding AG	2,043	$205,385
Intershop Holdings	668	178,870

Total Switzerland		384,255

United Kingdom—8.0%
Big Yellow Group PLC	20,973	71,993
British Land Co. PLC	98,709	781,973
Brixton PLC	57,561	109,241
Capital & Regional PLC	33,816	22,851
Daejan Holdings PLC	991	32,072
Derwent London PLC	7,941	82,775
Development Securities PLC	5,124	19,854
Grainger PLC	18,707	36,377
Great Portland Estates PLC	24,368	91,091
Hammerson PLC	36,682	282,157
Land Securities Group PLC	114,698	1,518,794
Liberty International PLC	56,976	391,565
Mucklow A & J Group PLC	16,200	51,474
Primary Health Properties PLC	10,790	45,066
Safestore Holdings PLC	38,036	30,077
Savills PLC	48,262	155,257
Segro PLC	96,592	343,022
Shaftesbury PLC	16,523	85,878
St. Modwen Properties PLC	24,338	41,116
UNITE Group PLC	12,017	25,268
Warner Estate Holdings PLC	12,718	4,343
Workspace Group PLC	16,043	14,243

Total United Kingdom		4,236,487

TOTAL COMMON STOCKS (Cost: $116,778,923)		52,337,809

MUTUAL FUNDS—0.1%
Austria—0.1%
Sparkassen Immo Invest Genusscheine (Cost: $53,466)	444	27,995

RIGHTS*—0.0%
Hong Kong—0.0%
China Overseas Land & Investment Ltd., expiring 1/21/09 (Cost: $0)	10,400	3,730

TOTAL LONG-TERM INVESTMENTS (Cost: $116,832,389)		52,369,534

SHORT-TERM INVESTMENT—0.1%
MONEY MARKET FUND—0.1%
United States – 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(b) (Cost: $60,065)	60,065	60,065

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.8%
MONEY MARKET FUND—0.8%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(c) (Cost: $412,504)(d)	412,504	412,504

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree International Real Estate Fund

December 31, 2008

Investments	U.S. $ Value
TOTAL INVESTMENTS IN SECURITIES—100.0% (Cost: $117,304,958)(e)	$52,842,103
Liabilities in Excess of Foreign Currency and Other Assets—(0.0)%	(731)

NET ASSETS—100.0%	$52,841,372

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2008.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2008.
(c)	Interest rate shown reflects yield as of December 31, 2008.
(d)	At December 31, 2008, the total market value of the Fund’s securities on loan was $337,724 and the total market value of the collateral held by the Fund was $412,504.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Real Estate Fund

Industry Breakdown† as of 12/31/08

Retail REITs	27.1%
Diversified Real Estate Activity	22.8%
Diversified REITs	15.4%
Office REITs	11.6%
Real Estate Development	8.9%
Real Estate Operating Companies	6.5%
Industrial REITs	3.3%
Real Estate Services	2.0%
Specialized REITs	0.8%
Residential REITs	0.6%
Homebuilding	0.1%
Environmental & Facilities Services	0.0%#
Diversified Support Services	0.0%#
Other	0.9%
†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
#	Amount represents less than 0.05%.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.7%
Argentina—0.1%
BBVA Banco Frances S.A. ADR	43,148	$130,307

Brazil—7.4%
AES Tiete S.A.	39,232	215,170
BM&F BOVESPA S.A.	428,850	1,107,066
Bradespar S.A.	47,700	378,205
Cia de Concessoes Rodoviarias	80,698	817,707
Cia Energetica de Minas Gerais	57,726	620,084
CPFL Energia S.A.	233,598	3,020,146
EDP - Energias do Brasil S.A.	31,800	308,182
Empresa Brasileira de Aeronautica S.A.	185,800	701,929
Equatorial Energia S.A.	42,100	180,893
Eternit S.A.	16,900	37,032
Grendene S.A.	43,998	239,612
Natura Cosmeticos S.A.	113,100	920,999
Telecomunicacoes de Sao Paulo S.A.	120,998	1,919,780
Tractebel Energia S.A.	216,898	1,725,325

Total Brazil		12,192,130

Chile—3.8%
Banco de Chile	30,730,859	1,615,510
Banco de Credito e Inversiones	22,377	380,997
Banco Santander Chile S.A.	49,554,000	1,600,347
Cia General de Electricidad	86,686	364,564
CorpBanca S.A.	85,819,816	339,374
Empresa Nacional de Telecomunicaciones S.A.	122,693	1,328,492
Madeco S.A.	1,235,254	86,240
Quinenco S.A.	292,761	404,284
Sociedad Matriz Banco de Chile Class B	3,277,942	236,619

Total Chile		6,356,427

China—1.1%
Beijing Capital Land Ltd. Class H	862,000	137,916
Huaneng Power International, Inc. Class H(a)	797,992	576,599
Jiangsu Expressway Co., Ltd. Class H	288,000	211,814
Weiqiao Textile Co., Ltd. Class H	321,000	111,001
Zhejiang Expressway Co., Ltd. Class H	1,318,000	773,774

Total China		1,811,104

Czech Republic—3.0%
Komercni Banka A.S.	7,969	1,225,540
Telefonica O2 Czech Republic A.S.	167,536	3,679,116

Total Czech Republic		4,904,656

Hungary—0.9%
Magyar Telekom Telecommunications PLC	518,854	1,456,708

Indonesia—0.8%
International Nickel Indonesia Tbk PT	7,981,460	1,413,231

Israel—2.8%
Avner Oil & Gas Ltd. LP	733,464	49,907
Bank Leumi Le-Israel BM	424,239	887,341
Bezeq Israeli Telecommunication Corp., Ltd.	564,540	926,701
Blue Square-Israel Ltd.	26,359	149,068
Clal Industries and Investments Ltd.	73,334	158,240
Clal Insurance Enterprise Holdings, Ltd.	38,131	203,729
Delek Automotive Systems Ltd.	48,889	251,111

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Emerging Markets High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Harel Insurance Investments & Finances Ltd.	5,549	$139,570
IDB Development Corp., Ltd.	17,476	142,556
Industrial Buildings Corp.	92,217	112,360
Ituran Location and Control Ltd.	10,932	78,148
Koor Industries Ltd.	8,430	89,277
Menorah Mivtachim Holdings Ltd.	13,512	68,293
Partner Communications Co.	59,788	973,514
Shufersal Ltd.	107,659	361,999

Total Israel		4,591,814

Malaysia—10.1%
Batu Kawan Bhd	106,800	243,850
Berjaya Corp Bhd	1,545,800	268,058
Berjaya Sports Toto Bhd	453,400	626,373
British American Tobacco (Malaysia) Bhd	105,800	1,360,723
Digi.Com Bhd	208,800	1,315,561
Gamuda Bhd	1,204,700	658,060
Hong Leong Financial Group Bhd	233,500	268,592
IOI Properties Bhd	191,600	110,751
Lafarge Malayan Cement Bhd	186,900	212,828
Malaysia Airports Holdings Bhd	222,600	142,181
Malaysian Bulk Carriers Bhd	555,000	383,367
Malaysian Pacific Industries	40,400	68,306
O.S.K Holdings Bhd	315,100	90,159
Petronas Gas Bhd	442,400	1,253,040
PLUS Expressways Bhd	1,224,600	1,054,714
Public Bank Bhd	1,117,200	2,857,578
Shell Refining Co. Federation of Malaya Bhd	72,700	170,194
SP Setia Bhd	279,400	250,330
Star Publications Malaysia Bhd	178,100	166,776
Telekom Malaysia Bhd	2,632,600	2,343,471
Tenaga Nasional Bhd	1,010,200	1,824,783
YTL Power International Bhd	1,863,165	1,023,125

Total Malaysia		16,692,820

Mexico—2.2%
Embotelladoras Arca SAB de C.V.	214,398	379,301
Grupo Aeroportuario Del Centro Norte SAB de C.V.	72,900	101,334
Grupo Continental SAB de C.V.	305,896	505,832
Grupo Mexico SAB de C.V. Series B	2,242,561	1,441,224
Kimberly-Clark de Mexico SAB de C.V. Series A	350,796	1,165,225

Total Mexico		3,592,916

Philippines—2.1%
Aboitiz Equity Ventures, Inc.	1,361,000	160,286
First Gen Corp.	302,500	62,345
First Philippine Holdings Corp.	208,500	66,869
Globe Telecom, Inc.	40,948	654,479
Philippine Long Distance Telephone Co.	54,708	2,433,384
Robinsons Land Corp.	732,000	75,432
Universal Robina Corp.	507,200	61,867

Total Philippines		3,514,662

Poland—6.0%
Bank Handlowy w Warszawie S.A.	38,340	621,100
Bank Pekao S.A.	76,790	3,270,637

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Emerging Markets High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
KGHM Polska Miedz S.A.	91,509	$868,455
Polskie Gornictwo Naftowe I Gazownictwo S.A.	1,622,328	1,971,104
Telekomunikacja Polska S.A.	483,456	3,132,756

Total Poland		9,864,052

Russia—1.3%
Surgutneftegaz-SP ADR	390,380	2,088,533

South Africa—13.5%
ABSA Group Ltd.	237,264	2,775,565
Adcorp Holdings Ltd.	9,319	22,690
Afgri Ltd.	134,791	87,479
African Bank Investments Ltd.	462,589	1,285,942
Astral Foods Ltd.	14,701	152,655
AVI Ltd.	88,226	200,787
Capital Property Fund	206,706	131,916
City Lodge Hotels Ltd.	5,241	40,817
FirstRand Ltd.	2,105,896	3,669,657
Foschini Ltd.	129,523	672,483
Growthpoint Properties Ltd.(a)	582,868	945,703
Hyprop Investments Ltd.	67,506	306,680
Investec Ltd.	103,311	469,230
JD Group Ltd.	53,236	211,044
Lewis Group Ltd.	43,631	226,532
Massmart Holdings Ltd.	58,164	532,001
Metropolitan Holdings Ltd.	278,006	324,766
Mondi Ltd.	45,994	168,155
Mr. Price Group Ltd.	73,637	197,135
Nedbank Group Ltd.	182,005	1,880,095
Northam Platinum Ltd.	78,898	175,803
Pangbourne Properties Ltd.	128,442	200,061
Peregrine Holdings Ltd.	31,100	27,921
Pick’n Pay Holdings Ltd.	151,222	242,904
Pick’n Pay Stores Ltd.	139,650	543,947
Pretoria Portland Cement Co., Ltd.	161,387	547,267
PSG Group Ltd.	42,898	62,642
Rainbow Chicken Ltd.	58,433	98,853
Real Africa Holdings Ltd.	37,404	13,351
Reunert Ltd.	60,576	332,202
RMB Holdings Ltd.	466,684	1,297,326
Sanlam Ltd.	695,719	1,279,310
Santam Ltd.	30,383	260,614
Sun International Ltd.	26,364	266,207
Telkom S.A. Ltd.	127,657	1,581,041
Truworths International Ltd.	154,006	568,048
Woolworths Holdings Ltd.	391,108	537,694

Total South Africa		22,336,523

South Korea—5.0%
Daishin Securities Co., Ltd.	13,560	147,491
Korea Exchange Bank	168,250	845,558
KT Corp.	62,780	1,869,120
SK Telecom Co., Ltd.	3,188	528,992
SK Telecom Co., Ltd. ADR	134,639	2,447,737
S-Oil Corp.	42,344	2,067,529
Woori Investment & Securities Co., Ltd.	38,670	385,303

Total South Korea		8,291,730

Taiwan—27.8%
Ability Enterprise Co., Ltd.	173,234	108,740
Advantech Co., Ltd.	151,492	219,266
Alpha Networks, Inc.	125,995	72,753

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Emerging Markets High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Altek Corp.	79,141	$66,075
Asia Cement Corp.	696,480	603,780
Asia Optical Co., Inc.	59,470	69,857
Aten International Co., Ltd.	18,854	24,100
Aurora Corp.	47,256	32,111
Chicony Electronics Co., Ltd.	177,380	171,067
China Electric Manufacturing Corp.	88,000	26,278
China Steel Chemical Corp.	55,050	84,375
China Steel Corp.	3,111,038	2,189,804
China Synthetic Rubber Corp.	101,000	99,406
Chin-Poon Industrial Co., Ltd.	159,000	47,577
Chong Hong Construction Co.	3,000	2,450
Chroma ATE, Inc.	100,611	63,614
Chung Hsin Electric & Machinery Manufacturing Corp.	103,000	47,862
Chung Hung Steel Corp.	523,000	162,551
Chung HWA Pulp	180,000	50,021
Chunghwa Telecom Co., Ltd.	2,571,449	4,191,983
Compal Communications, Inc.	289,647	156,218
Compal Electronics, Inc.	1,042,909	548,180
Continental Engineering Corp.	78,000	20,915
CTCI Corp.	192,992	133,491
Cyberlink Corp.	16,149	57,327
Delta Electronics, Inc.	533,160	1,031,619
Depo Auto Parts Ind Co., Ltd.	48,000	60,552
DFI, Inc.	19,180	24,254
D-Link Corp.	120,200	84,057
Eastern Media International Corp.	450,122	52,120
Elite Semiconductor Memory Technology, Inc.	43,020	26,545
Eternal Chemical Co., Ltd.	177,900	87,275
Evergreen Marine Corp. (Taiwan) Ltd.	1,042,000	490,551
Far EasTone Telecommunications Co., Ltd.	1,202,209	1,366,396
Faraday Technology Corp.	118,947	94,417
Feng TAY Enterprise Co., Ltd.	202,000	94,789
Formosa Chemicals & Fibre Corp.	1,776,000	2,164,666
Formosa Petrochemical Corp.	2,352,000	4,859,089
Formosa Plastics Corp.	1,544,000	2,051,265
Formosa Taffeta Co., Ltd.	989,000	512,310
FSP Technology, Inc.	39,900	18,237
Gemtek Technology Corp.	46,678	65,427
GeoVision, Inc.	7,000	24,956
Globe Union Industrial Corp.	40,068	15,261
Greatek Electronics, Inc.	175,520	100,548
Highwealth Construction Corp.	326,976	138,988
Holtek Semiconductor, Inc.	61,203	39,723
Holystone Enterprise Co., Ltd.	88,685	49,047
Hotai Motor Co., Ltd.	152,000	233,896
HUA ENG Wire & Cable	100,000	15,540
Huaku Development Co., Ltd.	17,000	18,053
Hung Poo Real Estate Development Corp.	11,000	7,994
ICP Electronics, Inc.	39,668	31,427
Infortrend Technology, Inc.	95,935	69,573
Inventec Appliances Corp.	269,595	177,852
Inventec Co., Ltd.	995,300	280,533
ITEQ Corp.	68,143	25,540
Kinpo Electronics, Inc.	432,944	79,813
Kinsus Interconnect Technology Corp.	126,515	118,736
KYE Systems Corp.	92,293	46,262
L&K Engineering Co., Ltd.	74,000	37,994
LEE Chang Yung Chem IND Corp.	263,960	176,145
LITE-ON IT Corp.	210,910	84,832
Lite-On Semiconductor Corp.	144,100	41,362
Lite-On Technology Corp.	1,125,273	735,484
Macronix International	1,302,864	343,402
Makalot Industrial Co., Ltd.	53,000	38,598
Mega Financial Holding Co., Ltd.	3,388,000	1,182,053

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Emerging Markets High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Merry Electronics Co., Ltd.	47,000	$33,082
MIN AIK Technology Co., Ltd.	13,800	10,050
Mitac International	482,758	172,844
Nan Ya Plastics Corp.	2,664,000	2,865,476
Nan Ya Printed Circuit Board Corp.	279,000	586,599
National Petroleum Co., Ltd.	54,000	32,909
Nien Hsing Textile Co., Ltd.	218,000	54,005
Novatek Microelectronics Corp., Ltd.	194,000	183,844
Oriental Union Chemical Corp.	114,000	47,937
President Securities Corp.	254,369	86,810
Quanta Computer, Inc.	855,703	902,167
Radiant Opto-Electronics Corp.	116,730	72,916
Ruentex Development Co., Ltd.	277,000	146,865
Sheng Yu Steel Co., Ltd.	70,000	40,740
Shih Wei Navigation Co., Ltd.	155,975	165,395
Siliconware Precision Industries Co.	1,100,130	938,620
Silitech Technology Corp.	23,160	27,593
Sincere Navigation Corp.	195,325	178,553
Sitronix Technology Corp.	13,699	12,523
Sonix Technology Co., Ltd.	34,716	36,389
Springsoft, Inc.	26,290	12,777
Sunplus Technology Co., Ltd.	320,495	128,421
TA Chen Stainless Pipe Co.	170,000	62,679
Taiwan Fire & Marine Insurance Co.	113,000	48,033
Taiwan Mask Corp.	110,000	28,289
Taiwan Navigation Co., Ltd.	115,000	141,393
Taiwan Secom Co., Ltd.	152,000	220,001
Taiwan Semiconductor Manufacturing Co., Ltd.	6,361,131	8,606,077
Taiwan Sogo Shin Kong Secs Co.	89,320	44,091
Teco Electric and Machinery Co., Ltd.	709,000	218,200
Test-Rite International Co.	77,660	35,732
Ton Yi Industrial Corp.	336,000	97,776
Tong-Tai Machine & Tool Co., Ltd.	16,900	8,548
Topco Scientific Co., Ltd.	16,600	10,951
Tung Ho Steel Enterprise Corp.	274,000	177,000
U-Ming Marine Transport Corp.	482,000	577,202
Unimicron Technology Corp.	324,670	134,545
Uni-President Enterprises Co.	1,024,450	902,145
Unitech Printed Circuit Board Corp.	112,350	26,223
United Integrated Services Co., Ltd.	107,000	35,864
Universal Scientific Industrial Co., Ltd.	459,486	110,608
UPC Technology Corp.	170,239	51,303
USI Corp.	324,000	98,035
Wah Lee Industrial Corp.	54,320	34,428
Wan Hai Lines Ltd.	1,100,600	474,541
Wistron Corp.	461,053	349,815
WPG Holdings Co., Ltd.	274,921	131,102
Yang Ming Marine Transport Corp.	627,571	193,140
Yeun Chyang Industrial Co., Ltd.	47,968	17,759
Yung Shin Pharmaceutical Industrial Co., Ltd.	51,000	43,746

Total Taiwan		46,062,723

Thailand—5.7%
Advanced Info Service PCL	1,073,590	2,454,008
Bangkok Expressway PCL	229,088	113,951
CalComp Electronics (Thailand) PCL	576,200	27,667
Delta Electronics Thai PCL	639,762	224,413
Electricity Generating PCL	147,698	290,895
Glow Energy PCL	489,700	316,798
Hana Microelectronics PCL	294,984	84,814
Hemaraj Land And Development PCL	2,183,200	37,035
IRPC PCL	7,431,900	461,556
Kiatnakin Bank PCL	295,698	86,720
Land and Houses PCL	2,759,000	298,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Emerging Markets High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
LPN Development PCL	296,500	$18,585
Major Cineplex Group PCL	260,286	52,012
MCOT PCL	196,786	72,423
Phatra Securities PCL	51,300	17,405
Precious Shipping PCL	410,896	128,774
PTT Aromatics & Refining PCL	1,668,889	470,244
PTT Chemical PCL	273,600	249,764
Ratchaburi Electricity Generating Holding PCL	380,596	467,811
Rojana Industrial Park PCL	207,100	23,104
Sahaviriya Steel Industries PCL	2,465,100	37,565
Samart Corp. PCL	369,886	57,429
Shin Corp. PCL	888,800	398,657
Siam Cement PCL	483,396	1,431,564
Siam City Cement PCL	94,798	365,238
Siam Makro PCL	80,200	155,650
Thai Oil PCL	878,894	596,374
Thai Plastic & Chemical PCL	328,600	116,210
Thai Union Frozen Products PCL	331,184	183,780
Thanachart Capital PCL	389,600	78,973
Thoresen Thai Agencies PCL	90,200	43,570
Ticon Industrial Connection PLC	196,600	32,503
Tisco Bank PCL	269,882	68,285

Total Thailand		9,462,047

Turkey—6.1%
Adana Cimento Class A	75,760	157,066
Akbank TAS	728,358	2,255,622
Akcansa Cimento A.S.	147,479	227,405
Aksigorta A.S.	115,242	213,536
Anadolu Sigorta	54,561	32,874
Arcelik A.S.	67,626	90,256
Cimsa Cimento Sanayi VE Tica	159,704	316,615
Ford Otomotiv Sanayi A.S.	246,741	696,981
Otokar Otobus Karoseri Sanayi A.S.	6,998	38,764
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	180,661	158,013
Tupras Turkiye Petrol Rafine	199,296	2,091,736
Turk Traktor ve Ziraat Makineleri A.S.	34,095	91,008
Turkiye Halk Bankasi A.S.	689,979	2,056,303
Turkiye Is Bankasi	649,406	1,725,018

Total Turkey		10,151,197

TOTAL COMMON STOCKS (Cost: $251,821,333)		164,913,580

RIGHTS*—0.0%
South Africa—0.0%
Growthpoint Properties Ltd., expiring 1/30/09 (Cost: $0)	53,797	10,765

TOTAL LONG-TERM INVESTMENTS (Cost: $251,821,333)		164,924,345

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Emerging Markets High-Yielding Equity Fund

December 31, 2008

Investments	Shares	U.S. $ Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.6%
MONEY MARKET FUND—0.6%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(b) (Cost: $1,015,241)(c)	1,015,241	1,015,241

TOTAL INVESTMENTS IN SECURITIES —100.3% (Cost: $252,836,574)(d)		165,939,586
Liabilities in Excess of Foreign Currency and Other Assets —(0.3)%		(502,439)

NET ASSETS—100.0%		$165,437,147

ADR - American Depository Receipt.

LP - Limited Partnership.

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2008.
(b)	Interest rate shown reflects yield as of December 31, 2008.
(c)	At December 31, 2008, the total market value of the Fund’s securities on loan was $952,920 and the total market value of the collateral held by the Fund was $1,015,241.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Emerging Markets High-Yielding Equity Fund

Industry Breakdown† as of 12/31/08

Telecommunication Services	21.2%
Banks	15.8%
Materials	11.6%
Energy	9.0%
Utilities	7.4%
Semiconductors & Semiconductor Equipment	6.5%
Diversified Financials	5.6%
Technology Hardware & Equipment	4.2%
Transportation	3.6%
Food, Beverage & Tobacco	2.4%
Capital Goods	2.2%
Real Estate	1.8%
Retailing	1.8%
Insurance	1.6%
Household & Personal Products	1.3%
Food & Staples Retailing	1.2%
Consumer Durables & Apparel	0.9%
Consumer Services	0.6%
Automobiles & Components	0.5%
Commercial & Professional Services	0.2%
Media	0.2%
Health Care Equipment & Services	0.1%
Software & Services	0.0%#
Pharmaceuticals, Biotechnology & Life Sciences	0.0%#
Other	0.3%
†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
#	Amount represents less than 0.05%.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.2%
Argentina—0.5%
Banco Macro S.A. ADR	11,251	$121,736
BBVA Banco Frances S.A. ADR	39,232	118,481

Total Argentina		240,217

Brazil—2.7%
AES Tiete S.A.	37,600	206,220
Brascan Residential Properties S.A.	24,500	25,950
Cia de Saneamento de Minas Gerais-COPASA	20,822	167,951
Equatorial Energia S.A.-ORD	43,100	185,190
Eternit S.A.	28,100	61,574
Grendene S.A.	38,344	208,820
Iguatemi Empresa de Shopping Centers S.A.	11,700	65,223
JHSF Participacoes S.A.	17,800	12,594
LPS Brasil Consultoria de Imoveis S.A.	8,200	23,208
Obrascon Huarte Lain Brasil S.A.	11,762	63,400
Positivo Informatica S.A.	10,000	29,588
Rossi Redidencial S.A.	12,400	20,099
Sao Carlos Empreendimentos e Participacoes S.A.	10,700	47,030
Tegma Gestao Logistica	8,300	16,016
Terna Participacoes S.A.	8,100	76,380
Totvs S.A.	4,240	67,255

Total Brazil		1,276,498

Chile—3.9%
Almendral S.A.	1,325,787	97,783
Cia Cervecerias Unidas S.A.	44,385	250,744
Cia de Telecomunicaciones de Chile S.A. Class A	12,112	20,907
Cia Sudamericana de Vapores S.A.	89,470	58,266
CorpBanca S.A.	72,531,796	286,826
Empresa Electrica del Norte Grande S.A.	69,225	52,143
Inversiones Aguas Metropolitanas S.A.	208,262	163,407
La Polar S.A.	16,220	27,489
Madeco S.A.	1,307,635	91,293
Quinenco S.A.	249,118	344,014
Sigdo Koppers S.A.	83,393	49,074
Sociedad Matriz Banco de Chile Class B	2,993,594	216,093
Sonda S.A.	104,280	99,494
Vina Concha y Toro S.A.	72,794	110,233

Total Chile		1,867,766

China—4.3%
Anhui Expressway Co. Class H	328,030	118,511
Beijing Capital Land Ltd. Class H	1,058,000	169,276
Dalian Port PDA Co., Ltd. Class H	192,000	48,308
Datang International Power Generation Co., Ltd. Class H(a)	330,000	174,576
Dongfang Electric Corp Ltd. Class H	18,200	45,558
Great Wall Motor Co., Ltd. Class H	157,500	54,870
Guangzhou Shipyard International Co., Ltd. Class H	38,000	34,861
Hunan Non-Ferrous Metal Corp., Ltd. Class H	458,000	65,005
Jiangsu Expressway Co., Ltd. Class H	232,000	170,628
Lianhua Supermarket Holdings Co., Ltd. Class H	76,000	94,336
Lingbao Gold Co., Ltd. Class H	264,000	67,446

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Emerging Markets SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Maanshan Iron & Steel Class H	252,000	$89,742
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	64,000	97,112
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	268,000	31,122
Sichuan Xinhua Winshare Chainstore Co., Ltd. Class H	315,000	70,314
Sinopec Shanghai Petrochemical Co., Ltd. Class H	328,000	84,220
Sinotrans, Ltd. Class H	486,000	94,062
Tong Ren Tang Technologies Co., Ltd. Class H	54,000	43,896
Travelsky Technology Ltd. Class H	205,000	89,933
Weiqiao Textile Co., Ltd. Class H	412,500	142,641
Wumart Stores Inc. Class H	136,000	101,076
Xiamen International Port Co., Ltd. Class H	328,000	37,666
Zhuzhou CSR Times Electric Co., Ltd. Class H	143,000	115,320

Total China		2,040,479

Indonesia—0.7%
Bank Niaga Tbk PT	1,558,500	70,776
Gudang Garam Tbk PT	500,256	195,054
Medco Energi Internasional Tbk PT	328,058	56,282

Total Indonesia		322,112

Israel—4.7%
Avner Oil & Gas Ltd.-LP	717,400	48,814
Blue Square-Israel Ltd.	21,822	123,410
Clal Industries and Investments Ltd.	69,116	149,138
Clal Insurance Enterprise Holdings, Ltd.	30,967	165,452
Delek Automotive Systems Ltd.	48,009	246,591
Discount Investment Corp.	13,549	103,994
Elbit Imaging Ltd.	6,796	58,478
Gazit Globe Ltd.	17,270	79,057
Harel Insurance Investments & Finances Ltd.	3,973	99,930
IDB Development Corp., Ltd.	21,262	173,440
Industrial Buildings Corp.	79,467	96,825
Ituran Location and Control Ltd.	7,506	53,657
Koor Industries Ltd.	6,514	68,986
Menorah Mivtachim Holdings Ltd.	6,243	31,554
Migdal Insurance & Financial Holding Ltd.	111,077	117,282
Mizrahi Tefahot Bank Ltd.	29,992	154,446
Oil Refineries Ltd.	375,988	94,569
Ormat Industries Ltd.	12,330	76,389
Shufersal Ltd.	85,810	288,531

Total Israel		2,230,543

Malaysia—10.0%
Affin Holdings Bhd	231,480	101,691
Alliance Financial Group Bhd	110,400	58,072
Batu Kawan Bhd	129,510	295,701
Berjaya Corp. Bhd	1,193,600	206,983
Berjaya Sports Toto Bhd	499,032	689,415
Gamuda Bhd	997,028	544,620
Hong Leong Financial Group Bhd	259,802	298,847
IGB Corp. Bhd	133,600	53,286
IJM Corp. Bhd	131,812	106,669
IOI Properties Bhd	199,000	115,029
Lafarge Malayan Cement Bhd	176,200	200,644
Malaysia Airports Holdings Bhd	160,400	102,452
Malaysian Bulk Carriers Bhd	600,048	414,484
Malaysian Pacific Industries	44,600	75,408
Media Prima Bhd	119,300	38,273
Multi-Purpose Holdings Bhd	182,800	57,059
OSK Holdings Bhd	366,700	104,923
POS Malaysia Bhd	166,320	97,100
Sarawak Energy Bhd	265,802	178,226

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Emerging Markets SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Shell Refining Co. Federation of Malaya Bhd	85,174	$199,395
SP Setia Bhd	313,826	281,173
Star Publications Malaysia Bhd	248,606	232,798
Uchi Technologies Bhd	214,238	56,965
UMW Holdings Bhd	183,326	272,870

Total Malaysia		4,782,083

Mexico—2.0%
Consorcio ARA S.A.B de C.V.	259,002	98,188
Grupo Aeroportuario Del Centro Norte S.A.B de C.V.	70,200	97,581
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B	44,702	166,690
Grupo Continental S.A.B de C.V.	333,356	551,241
Vitro S.A.B de C.V. Series A	67,806	39,170

Total Mexico		952,870

Philippines—2.7%
Aboitiz Equity Ventures, Inc.	1,207,000	142,149
ABS-CBN Holdings Corp. PDR	143,300	37,671
First Gen Corp.	318,574	65,658
First Philippine Holdings Corp.	260,400	83,514
Jollibee Foods Corp.	123,510	107,795
Manila Electric Co.	56,600	70,824
Megaworld Corp.	3,242,000	44,999
Metropolitan Bank & Trust	145,610	70,432
Petron Corp.	1,049,286	112,542
PNOC Energy Development Corp.	1,357,000	54,223
Robinsons Land Corp.	968,000	99,752
SM Prime Holding, Inc.	2,096,000	330,599
Universal Robina Corp.	633,832	77,313

Total Philippines		1,297,471

Poland—0.5%
Asseco Poland S.A.	6,005	96,064
Ciech S.A.	3,916	31,085
Grupa Kety S.A.	1,777	35,984
Grupa Lotos S.A.	6,726	27,126
Impexmetal S.A.	48,294	23,308

Total Poland		213,567

South Africa—19.9%
Aeci Ltd.	20,640	113,860
Afgri Ltd.	176,888	114,800
African Oxygen Ltd.	83,140	218,080
Allied Electronics Corp. Ltd.	15,195	36,882
Astral Foods Ltd.	15,542	161,388
AVI Ltd.	87,234	198,529
Capital Property Fund	238,877	152,447
Caxton and CTP Publishers and Printers Ltd.	113,605	143,773
City Lodge Hotels Ltd.	7,206	56,120
Discovery Holdings Ltd.	78,901	220,360
Foschini Ltd.	107,298	557,090
Gold Reef Resorts Ltd.	47,196	91,891
Grindrod Ltd.	86,069	142,440
Group Five Ltd.	7,741	29,725
Growthpoint Properties Ltd.	515,421	836,269
Hosken Consolidated Investments Ltd.	7,067	29,812
Hyprop Investments Ltd.	68,769	312,416
Illovo Sugar Ltd.	88,086	214,379
Investec Ltd.	82,470	374,571
JD Group Ltd.	48,424	191,968
JSE Ltd.	9,647	38,191

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Emerging Markets SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Lewis Group Ltd.	43,591	$226,324
Massmart Holdings Ltd.	50,791	464,563
Medi-Clinic Corp. Ltd.	91,870	202,224
Metropolitan Holdings Ltd.	286,362	334,527
Mondi Ltd.	34,850	127,413
Mr. Price Group Ltd.	83,510	223,567
Northam Platinum Ltd.	87,185	194,268
Pangbourne Properties Ltd.	135,063	210,374
Peregrine Holdings Ltd.	52,743	47,352
Pick’n Pay Holdings Ltd.	155,303	249,459
Pick’n Pay Stores Ltd.	132,519	516,172
PSG Group Ltd.	51,816	75,664
Rainbow Chicken Ltd.	59,353	100,409
Reunert Ltd.	55,750	305,736
Santam Ltd.	26,721	229,202
Spar Group Ltd. (The)	33,907	209,053
Sun International Ltd.	23,209	234,349
Sycom Property Fund	45,952	92,848
Tongaat-Hulett Ltd.	33,227	228,222
Truworths International Ltd.	135,414	499,471
Wilson Bayly Holmes-Ovcon Ltd.	5,014	58,308
Woolworths Holdings Ltd.	317,456	436,438

Total South Africa		9,500,934

South Korea—7.4%
Bukwang Pharmaceutical Co., Ltd.	7,840	109,862
Cheil Worldwide, Inc.	1,038	160,700
CJ Home Shopping	2,310	72,076
Daegu Bank	35,342	187,997
Daishin Securities Co., Ltd.	13,650	148,469
Dongbu Corp.	6,486	28,682
Doosan Construction & Engineering Co., Ltd.	12,920	52,827
Eugene Investment & Securities Co., Ltd.	55,134	43,554
Glovis Co., Ltd.	1,755	65,070
Halla Climate Control	24,360	140,217
Hanjin Heavy Industries & Construction Co., Ltd.	1,863	42,302
Hankook Tire Co., Ltd.	17,148	208,300
Hanwha Chem Corp.	17,020	81,077
Hotel Shilla Co., Ltd.	5,768	58,845
Hyundai Marine & Fire Insurance Co., Ltd.	11,542	129,207
Hyundai Securities Co.	26,770	205,948
Korea Invesment Holdings Co., Ltd.	5,075	96,097
Korea Kumho Petrochemical Co.	2,850	41,408
Korean Reinsurance Co.	15,236	130,641
Kumho Tire Co., Inc.	15,302	54,548
LG Dacom Corp.	16,674	263,438
LG Telecom Ltd.	34,220	269,783
LS Industrial Systems Co., Ltd.	3,814	148,981
Pusan Bank	32,542	150,367
S1 Corp.	3,822	163,859
Samsung Fine Chemicals Co., Ltd.	2,944	89,871
SFA Engineering Corp.	2,375	62,225
SKC Co., Ltd.	4,756	59,660
Taihan Electric Wire Co., Ltd.	5,370	75,463
Woongjin Coway Co., Ltd.	7,580	160,380
Woongjin Holdings Co., Ltd.	7,180	44,464

Total South Korea		3,546,318

Taiwan—27.0%
Ability Enterprise Co., Ltd.	162,208	101,819
Advantech Co., Ltd	161,771	234,144
Ali Corp.	46,080	28,503
Alpha Networks, Inc.	136,355	78,735

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Emerging Markets SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Altek Corp.	94,848	$79,189
AmTRAN Technology Co., Ltd.	89,792	28,318
Asia Optical Co., Inc.	78,060	91,694
Aten International Co., Ltd.	37,507	47,944
Aurora Corp.	77,181	52,445
AV TECH Corp.	16,260	40,380
Avermedia Technologies, Inc.	40,400	28,437
Catcher Technology Co., Ltd.	110,600	183,334
Cathay No .1 Real Estate Investment Trust	300,000	86,477
Cathay Real Estate Development Co., Ltd.	259,000	57,217
Cheng Loong Corp.	377,232	78,164
Cheng Shin Rubber Industry Co., Ltd.	205,966	176,983
Cheng Uei Precision Industry Co., Ltd.	66,500	72,948
Chicony Electronics Co., Ltd.	138,700	133,764
China Electric Manufacturing Corp.	156,000	46,584
China Motor Corp.	361,044	95,712
China Steel Chemical Corp.	55,200	84,605
China Synthetic Rubber Corp.	119,000	117,122
Chin-Poon Industrial Co., Ltd.	156,000	46,679
Chong Hong Construction Co.	69,879	57,065
Chroma ATE, Inc.	78,114	49,390
Chung Hsin Electric & Machinery Manufacturing Corp.	117,000	54,368
Chung Hung Steel Corp.	438,000	136,133
Chung HWA Pulp	274,422	76,261
Compal Communications, Inc.	239,922	129,399
Continental Engineering Corp.	201,000	53,897
CTCI Corp.	177,788	122,975
Cyberlink Corp.	22,199	78,804
CyberTAN Technology Inc.	38,000	25,995
Depo Auto Parts Ind Co., Ltd.	36,000	45,414
DFI, Inc.	35,290	44,626
D-Link Corp.	119,780	83,764
Eastern Media International Corp.	658,319	76,227
Elite Semiconductor Memory Technology, Inc.	67,590	41,706
Epistar Corp.	85,665	77,265
Eternal Chemical Co., Ltd.	192,691	94,531
Everlight Electronics Co., Ltd.	81,365	107,105
Far Eastern Department Stores Co., Ltd.	128,250	72,687
Faraday Technology Corp.	105,827	84,002
Feng Hsin Iron & Steel Co.	158,094	153,672
Feng TAY Enterprise Co., Ltd.	213,000	99,951
Formosa International Hotels Corp.	4,400	43,708
Formosa Taffeta Co., Ltd.	761,032	394,222
FSP Technology, Inc.	63,700	29,115
Gemtek Technology Corp.	45,778	64,166
GeoVision, Inc.	16,000	57,042
Giant Manufacturing Co., Ltd.	43,800	97,295
Gigabyte Technology Co., Ltd.	237,228	84,575
Globe Union Industrial Corp.	65,724	25,034
Greatek Electronics, Inc.	164,980	94,510
Highwealth Construction Corp.	258,575	109,913
Holtek Semiconductor, Inc.	86,295	56,008
Holystone Enterprise Co., Ltd.	82,694	45,734
Hotai Motor Co., Ltd.	181,222	278,863
HUA ENG Wire & Cable Co.,Ltd.	203,000	31,547
Huaku Development Co., Ltd.	76,100	80,812
Hung Poo Real Estate Development Corp.	86,680	62,993
ICP Electronics, Inc.	59,578	47,201
Infortrend Technology, Inc.	110,855	80,393
Inventec Appliances Corp.	259,262	171,035
Inventec Co., Ltd.	815,150	229,756
ITEQ Corp.	98,210	36,809
Jess-Link Products Co., Ltd.	24,000	30,715
KEE TAI Properties Co., Ltd.	187,140	37,636
King Yuan Electronics Co., Ltd.	355,602	78,016

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Emerging Markets SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Kinpo Electronics, Inc.	540,788	$99,694
Kinsus Interconnect Technology Corp.	103,385	97,028
KYE Systems Corp.	110,853	55,565
L&K Engineering Co., Ltd.	77,000	39,535
Largan Precision Co., Ltd.	18,342	113,736
LEE Chang Yung Chem IND Corp.	225,016	150,157
LITE-ON IT Corp.	378,805	152,362
Lite-On Semiconductor Corp.	144,220	41,397
Macronix International	982,015	258,834
Makalot Industrial Co., Ltd.	66,000	48,065
Merida Industry Co., Ltd.	43,000	53,393
Merry Electronics Co., Ltd.	64,000	45,048
Micro-Star International Co., Ltd.	161,705	77,605
MIN AIK Technology Co., Ltd.	43,800	31,898
Mitac International	370,145	132,525
National Petroleum Co., Ltd.	79,000	48,144
Nien Hsing Textile Co., Ltd.	231,000	57,226
Novatek Microelectronics Corp. Ltd.	213,635	202,451
Oriental Union Chemical Corp.	209,940	88,280
Pan-International Industrial	40,750	28,559
Phoenix Precision Technology Corp.	205,575	50,175
Powertech Technology, Inc.	90,128	149,948
President Securities Corp.	260,600	88,937
Radiant Opto-Electronics Corp.	116,880	73,010
Realtek Semiconductor Corp.	82,386	79,454
Richtek Technology Corp.	19,500	77,838
Ruentex Development Co., Ltd.	228,000	120,885
Ruentex Industries Ltd.	132,000	75,416
Sheng Yu Steel Co., Ltd.	91,000	52,962
Shih Wei Navigation Co., Ltd.	118,025	125,153
Shihlin Electric & Engineering Corp.	161,214	157,196
Shin Kong No.1 Real Estate Investment Trust	262,000	66,741
Shin Zu Shing Co., Ltd.	12,795	31,970
Silitech Technology Corp.	35,916	42,791
Sincere Navigation Corp.	210,791	192,691
Sinyi Realty Co.	37,263	27,478
Sitronix Technology Corp.	32,248	29,479
Sonix Technology Co., Ltd.	43,074	45,150
Springsoft, Inc.	58,490	28,427
Sunplus Technology Co., Ltd.	245,177	98,241
TA Chen Stainless Pipe Co.	180,000	66,366
Tainan Spinning Co., Ltd.	290,000	57,438
Taiwan Fire & Marine Insurance Co.	127,000	53,984
Taiwan Glass Industrial Corp.	193,535	110,278
Taiwan Mask Corp.	159,000	40,891
Taiwan Navigation Co., Ltd.	95,000	116,803
Taiwan Secom Co., Ltd.	160,014	231,600
Taiwan Sogo Shin Kong Secs Co.	66,120	32,639
Teco Electric and Machinery Co., Ltd.	519,442	159,862
Test-Rite International Co.	100,850	46,402
Thye Ming Industrial Co., Ltd.	150,570	63,315
Ton Yi Industrial Corp.	341,000	99,231
Topco Scientific Co., Ltd.	45,140	29,779
Transcend Information, Inc.	75,389	138,980
Tripod Technology Corp.	45,924	44,989
Tung Ho Steel Enterprise Corp.	325,032	209,966
TXC Corp.	41,175	26,222
Unimicron Technology Corp.	255,400	105,839
Unitech Printed Circuit Board Corp.	160,500	37,462
United Integrated Services Co., Ltd.	107,000	35,864
Universal Scientific Industrial Co., Ltd.	354,391	85,310
UPC Technology Corp.	205,399	61,899
USI Corp.	287,000	86,840
Wah Lee Industrial Corp.	57,410	36,386
Walsin Lihwa Corp.	172,000	33,333

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Emerging Markets SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Wan Hai Lines Ltd.	1,065,502	$459,407
Winbond Electronics Corp.	587,000	55,269
Wistron NeWeb Corp.	43,950	29,329
WPG Holdings Co., Ltd.	224,671	107,139
Yageo Corp.	232,000	29,267
Yang Ming Marine Transport Corp.	756,314	232,762
Yeun Chyang Industrial Co., Ltd.	110,264	40,822
Yieh Phui Enterprise	165,100	45,730
Yuen Foong Yu Paper Manufacturing Co., Ltd.	471,306	101,965
Yulon Motor Co., Ltd.	272,447	117,055
Yung Shin Pharmaceutical Industrial Co., Ltd.	67,000	57,470
Zinwell Corp.	43,424	48,097
Zyxel Communications Corp.	123,570	64,387

Total Taiwan		12,859,353

Thailand—9.0%
Bangkok Dusit Medical Service PCL	148,032	76,612
Bangkok Expressway PCL	267,802	133,208
BEC World PCL	253,378	144,246
Big C Supercenter PCL	68,200	75,004
CalComp Electronics (Thailand) PCL	2,383,704	114,456
Charoen Pokphand Foods PCL	1,832,062	167,509
CP ALL PCL	835,290	295,402
Delta Electronics Thai PCL	547,208	191,948
Electricity Generating PCL	141,612	278,908
Glow Energy PCL	295,076	190,892
Hana Microelectronics PCL	373,190	107,300
Kiatnakin Bank PCL	311,406	91,327
Kim Eng Securities Thailand PCL	257,802	58,928
Land and Houses PCL	1,911,708	206,671
Major Cineplex Group PCL	323,406	64,625
MCOT PCL	291,404	107,245
Minor International PCL	345,136	78,395
Phatra Securities PCL	193,076	65,506
Precious Shipping PCL	516,826	161,973
Ratchaburi Electricity Generating Holding PCL	406,796	500,014
Regional Container Lines PCL	295,404	52,235
Siam City Cement PCL	87,448	336,918
Siam Makro PCL	48,600	94,321
Thai Airways International PCL	417,894	93,119
Thai Plastic & Chemical PCL	272,100	96,229
Thai Union Frozen Products PCL	355,410	197,223
Thanachart Capital PCL	306,900	62,209
Thoresen Thai Agencies PCL	181,276	87,563
Ticon Industrial Connection PLC	248,400	41,067
Tisco Bank PCL	381,752	96,590
TPI Polene PCL	409,194	37,178

Total Thailand		4,304,821

Turkey—3.9%
Adana Cimento Class A	78,015	161,742
Akcansa Cimento A.S.	121,608	187,513
Aksigorta A.S.	100,464	186,153
Albaraka Turk Katilim Bankasi A.S.	34,473	46,902
Anadolu Hayat Emeklilik A.S.	29,519	27,540
Anadolu Sigorta	84,964	51,193
Arcelik A.S.	107,318	143,230
Aselsan Elektronik Sanayi Ve Ticaret A.S.	27,627	52,981
Cimsa Cimento Sanayi VE Tica	131,744	261,183
Dogus Otomotiv Servis ve Ticaret A.S.	50,825	58,283
Eczacibasi Ilac Sanayi VE Tica	79,905	46,074
Otokar Otobus Karoseri Sanayi A.S.	7,825	43,345
Sekerbank TAS	42,586	30,074

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	180,253	$157,656
Tofas Turk Otomobil Fabrikasi A.S.	83,801	62,437
Turcas Petrolculuk A.S.	31,503	52,250
Turk Traktor ve Ziraat Makineleri A.S.	37,300	99,563
Ulker Biskuvi Sanayi A.S.	50,415	57,486
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	63,883	49,666
Yazicilar Holding A.S. Class A	26,931	85,495

Total Turkey		1,860,766

TOTAL COMMON STOCKS (Cost: $76,553,278)		47,295,798

RIGHTS*—0.0%
South Africa—0.0%
Growthpoint Properties Ltd., expiring 1/30/09 (Cost: $0)	51,542	10,314

WARRANTS*—0.0%
Malaysia—0.0%
IJM Corp. Bhd, expiring 9/11/13 (Cost: $0)	11,741	645

TOTAL LONG-TERM INVESTMENTS (Cost: $76,553,278)		47,306,757

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.2%
MONEY MARKET FUND—0.2%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(b) (Cost: $85,104)(c)	85,104	85,104

TOTAL INVESTMENTS IN SECURITIES —99.4% (Cost: $76,638,382)(d)		47,391,861
Foreign Currency and Other Assets in Excess of Liabilities —0.6%		293,607

NET ASSETS —100.0%		$47,685,468

ADR - American Depository Receipt

LP - Limited Partnership

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2008.
(b)	Interest rate shown reflects yield as of December 31, 2008
(c)	At December 31, 2008, the total market value of the Fund’s securities on loan was $74,765 and the total market value of the collateral held by the Fund was $85,104.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Emerging Markets SmallCap Dividend Fund

Industry Breakdown† as of 12/31/08

Materials	9.9%
Capital Goods	8.8%
Technology Hardware & Equipment	8.6%
Real Estate	8.5%
Transportation	7.0%
Retailing	6.7%
Food, Beverage & Tobacco	5.5%
Utilities	5.1%
Food & Staples Retailing	5.1%
Consumer Durables & Apparel	4.8%
Banks	4.0%
Semiconductors & Semiconductor Equipment	4.0%
Insurance	3.7%
Diversified Financials	3.5%
Consumer Services	2.9%
Automobiles & Components	2.8%
Media	2.0%
Telecommunication Services	1.4%
Energy	1.2%
Commercial & Professional Services	1.1%
Health Care Equipment & Services	1.1%
Software & Services	1.0%
Pharmaceuticals, Biotechnology & Life Sciences	0.5%
Other	0.8%
†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—98.6%
Bahrain—5.3%
Ahli United Bank	181,021	$114,043
Al-Salam Bank	221,367	51,672
Bahrain Telecom Co.	139,213	231,160
BBK	89,861	119,417
Ithmaar Bank BSC	254,035	66,049

Total Bahrain		582,341

Egypt—14.2%
Alexandria Mineral Oils Co.	14,668	127,378
Canal Shipping Agencies	17,103	26,471
Commercial International Bank	9,751	65,818
Credit Agricole Egypt SAE	25,857	38,237
Egyptian Co. for Mobile Services	14,757	393,234
Egyptian Financial Group-Hermes Holding SAE	10,368	32,790
El Ezz Steel Co.	7,142	12,894
National Societe Generale Bank SAE	5,921	19,886
Olympic Group Financial Investments	3,503	15,331
Orascom Construction Industries	5,391	137,297
Orascom Telecom Holding SAE	13,991	77,327
Sidi Kerir Petrochemcials Co.	84,762	159,181
Telecom Egypt	155,068	457,502

Total Egypt		1,563,346

Jordan—9.2%
Arab Bank	18,585	397,529
Housing Bank For Trade And Finance (The)	21,837	256,652
Jordan Cement Factories	8,967	81,604
Jordan Telecom	40,057	272,416

Total Jordan		1,008,201

Kuwait—27.8%
Al Ahli Bank of Kuwait	55,000	145,182
Bank of Kuwait & Middle East	120,000	225,637
Boubyan Petrochemicals Co.	40,000	52,793
Burgan Bank	80,000	202,495
Commercial Bank of Kuwait	100,000	426,686
Commercial Real Estate Co.	160,000	78,684
Gulf Bank KSC	40,000	137,407
IFA Hotels & Resorts	48,000	109,347
Kuwait Cement Co.	40,000	85,337
Kuwait Finance House	46,000	226,216
Kuwait Investment Projects Co. Holdings	120,000	212,620
Mobile Telecommunications Co. KSC	100,500	305,261
National Bank of Kuwait	100,000	426,686
National Investments Co.	40,000	73,766
National Mobile Telecommunication Co. KSC	17,500	118,966
Noor Financial Investment K.S.C.C.	80,000	27,771
Public Warehousing Co. KSC (The)	90,000	205,026

Total Kuwait		3,059,880

Morocco—12.8%
Maroc Telecom	73,442	1,406,601

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Middle East Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Oman—5.2%
Bank Muscat SAOG	64,786	$134,098
Oman Telecommunications Co.	87,221	359,712
Raysut Cement Co.	28,558	81,806

Total Oman		575,616

Qatar—13.0%
Doha Bank QSC	14,673	169,209
Industries Qatar	1,144	31,599
Masraf Al Rayan	54,003	163,104
Qatar Electricity & Water Co.	4,289	131,306
Qatar Fuel Co.	1,105	39,472
Qatar Insurance Co.	1,907	47,229
Qatar Islamic Bank	8,119	184,581
Qatar National Bank SAQ	8,682	408,110
Qatar Shipping Co.	16,052	165,279
Qatar Telecom Q-Tel QSC	2,444	73,480
United Development Co.	2,329	22,573

Total Qatar		1,435,942

United Arab Emirates—9.4%
Abu Dhabi Commercial Bank	65,233	31,613
Arabtec Holding Co.	170,538	104,931
DP World Ltd.	607,366	236,873
Dubai Financial Market	215,469	73,328
Dubai Investments	212,718	58,492
Dubai Islamic Bank	263,173	118,939
Emaar Properties PJSC	173,091	106,502
Emirates NBD PJSC	247,471	205,493
First Gulf Bank PJSC	10,049	25,033
National Bank of Abu Dhabi PJSC	22,468	54,196
Tamweel PJSC	65,235	17,583

Total United Arab Emirates		1,032,983

United States—1.7%
Abu Dhabi Commercial Bank P-Certificates*	108,195	52,431
First Gulf Bank PJSC P-Certificates*	16,636	41,442
National Bank of Abu Dhabi PJSC P-Certificates*	37,242	90,745

Total United States		184,618

TOTAL COMMON STOCKS (Cost: $18,739,926)		10,849,528

RIGHTS*—0.0%
Kuwait—0.0%
Al Ahli Bank of Kuwait, expiring 3/31/09 (Cost: $0)	9,000	4,231

TOTAL LONG-TERM INVESTMENTS (Cost: $18,739,926)		10,853,759

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Middle East Dividend Fund

December 31, 2008

Investments	Shares	U.S. $ Value
SHORT-TERM INVESTMENT—0.2%
MONEY MARKET FUND—0.2%
United States-0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(a) (Cost: $23,129)	23,129	$23,129

TOTAL INVESTMENTS IN SECURITIES—98.8% (Cost: $18,763,055)(b)		10,876,888
Foreign Currency and Other Assets in Excess of Liabilities—1.2%		131,514

NET ASSETS—100.0%		$11,008,402

*	Non-income producing security.
(a)	Rate shown represents annualized 7-day yield as of December 31, 2008.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree Middle East Dividend Fund

Sector Breakdown† as of 12/31/08‡

Financials	48.6%
Telecommunication Services	33.6%
Industrials	8.2%
Materials	5.5%
Utilities	1.2%
Consumer Discretionary	1.1%
Energy	0.4%
Other	1.4%
†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.
‡	A sector may comprise of several industries.

Schedule of Investments (unaudited)

WisdomTree International Basic Materials Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.9%
Australia—14.4%
Adelaide Brighton Ltd.	50,354	$73,724
Alumina Ltd.	137,857	133,598
BHP Billiton Ltd.	112,800	2,393,927
BlueScope Steel Ltd.	69,817	170,367
Boral Ltd.	81,091	261,199
Brickworks Ltd.	10,564	71,443
Energy Resources of Australia Ltd.	3,959	52,444
Felix Resources Ltd.	819	5,025
GRD Ltd.	28,514	5,566
Gunns Ltd.	50,985	40,879
Incitec Pivot Ltd.	55,370	96,124
Independence Group NL	3,907	5,884
Macmahon Holdings Ltd.	37,883	10,037
Minara Resources Ltd.	212,433	42,211
Mincor Resources NL	9,331	4,619
Newcrest Mining Ltd.	1,314	31,047
Nufarm Ltd.	7,793	56,995
OneSteel Ltd.	50,241	86,169
Orica Ltd.	17,751	173,017
OZ Minerals Ltd.	124,663	44,327
Panoramic Resources Ltd.	14,155	9,573
PaperlinX Ltd.	38,102	18,595
Rio Tinto Ltd.(a)	11,924	315,910
Sims Metal Management Ltd.	10,128	122,442

Total Australia		4,225,122

Austria—0.5%
voestalpine AG	7,444	155,627

Belgium—1.6%
Nyrstar	4,321	13,154
Solvay S.A.	4,399	324,392
Tessenderlo Chemie N.V.	1,704	51,234
Umicore	4,007	78,369

Total Belgium		467,149

Denmark—0.1%
Auriga Industries Class B	949	16,039
Rockwool International AS Class B	315	17,354

Total Denmark		33,393

Finland—6.3%
Ahlstrom Oyj	5,257	48,595
Kemira Oyj	11,817	97,572
M-real Oyj Class B	19,675	18,871
Outokumpu Oyj	14,375	165,451
Rautaruukki Oyj	12,534	211,862
Stora Enso Oyj Class R	73,434	563,464
UPM-Kymmene Oyj	57,896	724,304

Total Finland		1,830,119

France—9.8%
Air Liquide S.A.	13,755	1,251,412
Arkema S.A.	2,626	44,716
Ciments Francais S.A.	1,847	154,867
Eramet	562	107,807
Imerys S.A.	5,210	235,334
Lafarge S.A.	14,489	873,087
Rhodia S.A.	4,328	27,097

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Basic Materials Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Sa des Ciments Vicat	3,020	$157,003
Sequana	5,798	34,898

Total France		2,886,221

Germany—19.9%
BASF AG	69,401	2,675,134
Bayer AG	33,194	1,917,170
H&R WASAG AG	2,212	33,515
HeidelbergCement AG(a)	2,837	125,011
K+S AG	1,406	78,118
Lanxess AG	4,728	90,236
Linde AG	4,959	412,561
Norddeutsche Affinerie AG	2,838	110,459
Pfleiderer AG	2,697	24,743
Salzgitter AG	1,642	125,535
Symrise AG	6,639	92,101
Wacker Chemie AG	1,337	138,848

Total Germany		5,823,431

Ireland—2.7%
CRH PLC	31,829	789,753

Italy—1.4%
Buzzi Unicem SpA	6,947	111,824
Buzzi Unicem SpA RSP	2,554	23,325
Cementir Holdings SpA	7,285	25,114
Italcementi SpA	9,380	117,152
Italcementi SpA RSP	8,414	57,310
Italmobiliare SpA	1,107	43,840
Italmobiliare SpA RSP	1,232	33,155

Total Italy		411,720

Japan—20.3%
ADEKA Corp.	4,200	30,440
Advan Co., Ltd.	1,600	6,407
Aichi Steel Corp.	7,000	22,394
Air Water, Inc.	5,000	43,519
Asahi Kasei Corp.	55,000	236,624
Chuetsu Pulp & Paper Co., Ltd.	6,000	14,231
Chuo Denki Kogyo Co., Ltd.	1,000	6,431
Daicel Chemical Industries Ltd.	8,000	37,330
Daido Steel Co., Ltd.	10,000	29,454
Daiken Corp.	9,000	20,254
Dainippon Ink & Chemicals, Inc.	26,000	53,635
Daio Paper Corp.	3,000	36,867
Denki Kagaku Kogyo K.K.	20,000	47,876
DIC Corp.	4,000	11,031
DOWA HOLDINGS Co., Ltd.	13,000	46,608
Furukawa-Sky Aluminum Corp.	11,000	25,968
Godo Steel Ltd.	4,000	10,943
Hokuetsu Paper Mills Ltd.	10,000	60,232
JFE Holdings, Inc.	22,400	576,988
JSR Corp.	6,300	69,151
Kaneka Corp.	13,000	81,743
Koatsu Gas Kogyo Co., Ltd.	2,000	10,987
Kobe Steel Ltd.	118,000	210,877
Kuraray Co., Ltd.	13,000	98,952
KUREHA CORP.	4,000	19,636
Kyoei Steel Ltd.	1,900	37,162
Mitsubishi Chemical Holdings Corp.	61,000	264,457
Mitsubishi Gas Chemical Co., Inc.	16,000	63,894
Mitsubishi Paper Mills Ltd.	11,000	25,604
Mitsubishi Rayon Co., Ltd.	34,000	100,518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Basic Materials Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Mitsui Chemicals, Inc.	32,000	$115,786
Nakayama Steel Works Ltd.	4,000	9,664
Nichiha Corp.	1,100	6,395
Nippon Chemical Industrial Co., Ltd.	4,000	10,017
Nippon Denko Co., Ltd.	3,000	15,091
Nippon Kayaku Co., Ltd.	9,000	46,067
Nippon Light Metal Co., Ltd.	17,000	16,878
Nippon Metal Industry Co., Ltd.	6,000	8,141
Nippon Mining Holdings, Inc.	37,500	156,371
Nippon Shokubai Co., Ltd.	7,000	53,127
Nippon Soda Co., Ltd.	4,000	15,665
Nippon Steel Corp.	205,000	655,818
Nippon Synthetic Chemical Industry Co., Ltd. (The)	3,000	8,240
Nippon Yakin Kogyo Co., Ltd.	3,000	8,340
Nissan Chemical Industries Ltd.	5,000	47,159
Nisshin Steel Co., Ltd.	37,000	74,286
Nittetsu Mining Co., Ltd.	2,000	6,045
Nitto Boseki Co., Ltd.	8,000	15,621
NOF Corp.	8,000	31,065
OJI Paper Co., Ltd.	43,000	249,035
OSAKA Titanium Technologies Co.	900	22,041
Pacific Metals Co., Ltd.(a)	14,000	68,417
Sanyo Chemical Industries Ltd.	5,000	29,178
Sanyo Special Steel Co., Ltd.	6,000	17,209
Sekisui Jushi Corp.	2,000	17,055
Sekisui Plastics Co., Ltd.	4,000	13,414
Shin-Etsu Chemical Co., Ltd.	10,900	489,388
Shin-Etsu Polymer Co., Ltd.	2,800	13,282
Showa Denko K.K.	44,000	61,644
Sumitomo Bakelite Co., Ltd.	11,000	43,685
Sumitomo Chemical Co., Ltd.	49,000	163,243
Sumitomo Light Metal Industries Ltd.	12,000	10,855
Sumitomo Metal Industries Ltd.	168,000	402,162
Sumitomo Metal Mining Co., Ltd.	15,000	155,874
Sumitomo Osaka Cement Co., Ltd.	16,000	40,066
Sumitomo Seika Chemicals Co., Ltd.	3,000	8,935
T. Hasegawa Co., Ltd.(a)	1,600	21,198
Taiheiyo Cement Corp.	29,000	54,385
Taiyo Nippon Sanso Corp.	9,000	67,910
Takasago International Corp.	3,000	20,651
Toagosei Co., Ltd.	10,000	29,564
Toho Zinc Co., Ltd.	5,000	11,859
Tokushu Tokai Holdings Co., Ltd.	10,000	29,123
Tokuyama Corp.	3,000	24,688
Tokyo Ohka Kogyo Co., Ltd.	1,400	19,351
Tokyo Steel Manufacturing Co., Ltd.	4,100	42,153
Tosoh Corp.	19,000	45,483
Ube Industries Ltd.	23,000	62,670
Ube Material Industries Ltd.	4,000	8,207
Wood One Co., Ltd.	2,000	7,170
Yamato Kogyo Co., Ltd.	1,200	31,506
Yodogawa Steel Works Ltd.	9,000	36,933
Zeon Corp.	11,000	36,768

Total Japan		5,955,091

Netherlands—0.8%
Innoconcepts	825	3,783
Koninklijke DSM N.V.	9,228	235,062

Total Netherlands		238,845

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Basic Materials Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
New Zealand—1.1%
Fletcher Building Ltd.	91,489	$306,896
Nuplex Industries Ltd.	12,408	21,754

Total New Zealand		328,650

Norway—0.3%
Yara International ASA	4,284	91,008

Portugal—1.1%
Cimpor Cimentos de Portugal SGPS S.A.	50,915	246,295
Portucel-Empresa Produtora De Pasta E Papel, S.A.	15,511	33,398
Semapa-Sociedade de Investimento e Gestao	6,181	54,997

Total Portugal		334,690

Singapore—0.1%
Hong Leong Asia Ltd.	23,000	9,898

Spain—1.1%
Acerinox S.A.(a)	9,933	156,990
Cementos Portland Valderrivas S.A.	3,359	115,329
Grupo Empresarial Ence S.A.	2,155	7,519
Tubacex S.A.	3,414	11,152
Tubos Reunidos S.A.	10,103	29,211

Total Spain		320,201

Sweden—1.3%
Billerud AB	6,013	16,120
Boliden AB	36,828	82,896
Holmen AB Class B	6,780	165,900
SSAB Svenskt Staal AB Series A	9,747	83,814
SSAB Svenskt Staal AB Series B	3,798	30,498

Total Sweden		379,228

Switzerland—6.3%
Ciba Holding AG *	9,821	461,361
Holcim Ltd.	16,439	931,339
Schmolz + Bickenbach AG	500	7,516
Syngenta AG	2,340	440,584

Total Switzerland		1,840,800

United Kingdom—10.8%
Anglo American PLC	43,299	962,434
Antofagasta PLC	10,660	65,214
BHP Billiton PLC	59,515	1,107,246
Bunzl PLC	16,847	142,909
Croda International PLC	6,126	45,756
Delta PLC	11,223	13,433
Elementis PLC	33,545	17,965
Hochschild Mining PLC	4,084	6,474
Johnson Matthey PLC	2,277	35,848
Kazakhmys PLC	10,833	35,979
Marshalls PLC	20,803	26,919
Mondi PLC	37,157	108,848
Rio Tinto PLC	20,941	448,608
Vedanta Resources PLC	4,733	41,612
Victrex PLC	3,387	23,399
Xstrata PLC	9,653	88,823

Total United Kingdom		3,171,467

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Basic Materials Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
TOTAL COMMON STOCKS (Cost: $57,441,632)		$29,292,413

MUTUAL FUNDS—0.0%
Australia—0.0%
Lion Selection Ltd. (Cost: $8,047)	8,973	4,723

TOTAL LONG-TERM INVESTMENTS (Cost: $57,449,679)		29,297,136

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—2.3%
MONEY MARKET FUND—2.3%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(b) (Cost: $686,840)(c)	686,840	686,840

TOTAL INVESTMENTS IN SECURITIES—102.2% (Cost: $58,136,519)(d)		29,983,976
Liabilities In Excess of Foreign Currency and Other Assets—(2.2)%		(658,409)

NET ASSETS—100.0%		$29,325,567

RSP – Risparmio Italian Savings Shares.

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2008.
(b)	Interest rate shown reflects yield as of December 31, 2008.
(c)	At December 31, 2008, the total market value of the Fund’s securities on loan was $650,469 and the total market value of the collateral held by the Fund was $686,840.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Basic Materials Sector Fund

Industry Breakdown† as of 12/31/08

Materials	91.8%
Pharmaceuticals, Biotechnology & Life Sciences	6.5%
Capital Goods	0.9%
Energy	0.7%
Consumer Durables & Apparel	0.0%#
Other	0.1%
†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
#	Amount represents less than 0.05%.

Schedule of Investments (unaudited)

WisdomTree International Communications Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.4%
Australia—5.6%
Reverse Corp. Ltd.	10,358	$7,944
Telstra Corp. Ltd.	448,100	1,196,550
Washington H. Soul Pattinson & Co., Ltd.	4,356	28,396

Total Australia		1,232,890

Austria—2.9%
Telekom Austria AG	45,334	649,070

Belgium—7.3%
Belgacom S.A.	23,568	895,349
Mobistar S.A.	9,874	708,777

Total Belgium		1,604,126

Finland—0.4%
Elisa Oyj	4,773	81,607

France—5.2%
France Telecom S.A.	41,334	1,146,828

Germany—5.0%
Deutsche Telekom AG	73,912	1,104,469

Greece—2.7%
Hellenic Tellecommunications Organization S.A.	35,292	583,786

Hong Kong—8.9%
China Mobile Ltd.	111,000	1,114,268
China Unicom Ltd.	647,475	776,950
Citic 1616 Holdings Ltd.	17,000	2,193
PCCW Ltd.	147,521	70,428

Total Hong Kong		1,963,839

Italy—7.0%
Telecom Italia SpA	546,810	874,107
Telecom Italia SpA RSP	617,518	677,262

Total Italy		1,551,369

Japan—14.3%
KDDI Corp.	118	826,586
Nippon Telegraph & Telephone Corp.	221	1,140,960
NTT DoCoMo, Inc.	606	1,179,243

Total Japan		3,146,789

Netherlands—4.0%
Koninklijke KPN N.V.	61,051	880,887

New Zealand—2.7%
Telecom Corp. of New Zealand Ltd.	449,470	601,515

Norway—1.3%
Telenor ASA	42,200	279,039

Portugal—3.1%
Portugal Telecom, SGPS, S.A.	81,874	690,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree International Communications Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Singapore—4.6%
Keppel Telecommunications & Transportation Ltd.	8,000	$4,387
MobileOne Ltd.	27,600	28,352
Pacific Century Regional Developments Ltd.	101,000	9,814
Singapore Telecommunications Ltd.	499,000	883,186
StarHub Ltd.	56,842	76,539

Total Singapore		1,002,278

Spain—5.0%
Telefonica, S.A.	49,930	1,100,072

Sweden—3.1%
Tele2 AB Class B	5,376	46,908
TeliaSonera AB	130,288	640,900

Total Sweden		687,808

Switzerland—3.8%
Swisscom AG	2,649	844,962

United Kingdom—12.5%
BT Group PLC	392,642	763,233
Cable & Wireless PLC	302,729	681,164
Inmarsat PLC	8,094	54,869
Kcom Group PLC	42,185	8,188
Telecom Plus PLC	2,619	11,522
Vodafone Group PLC	611,714	1,222,493

Total United Kingdom		2,741,469

TOTAL COMMON STOCKS (Cost: $28,888,708)		21,893,623

SHORT-TERM INVESTMENT—0.1%
MONEY MARKET FUND—0.1%
United States-0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(a) (Cost: $18,910)	18,910	18,910

TOTAL INVESTMENTS IN SECURITIES—99.5% (Cost: $28,907,618)(b)		21,912,533

Foreign Currency and Other Assets in Excess of Liabilities —0.5%		103,907

NET ASSETS—100.0%		$22,016,440

RSP – Risparmio Italian Savings Shares.

(a)	Rate shown represents annualized 7-day yield as of December 31, 2008.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Communications Sector Fund

Industry Breakdown† as of 12/31/08

Telecommunication Services	99.3%
Diversified Financials	0.1%
Insurance	0.0%#
Other	0.6%
†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
#	Amount represents less than 0.05%.

Schedule of Investments (unaudited)

WisdomTree International Consumer Discretionary Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.2%
Australia—5.1%
Amalgamated Holdings Ltd.	708	$2,246
APN News & Media Ltd.	3,438	5,944
ARB Corp., Ltd.	519	1,031
Aristocrat Leisure Ltd.	2,488	6,730
Austereo Group Ltd.	2,484	2,165
Automotive Holdings Group	501	175
Billabong International Ltd.	1,232	6,743
Consolidated Media Holdings Ltd.	7,465	9,785
Corporate Express Australia Ltd.	929	2,720
Crown Ltd.	1,389	5,781
David Jones Ltd.	4,365	9,678
Fairfax Media Ltd.(a)	10,429	11,888
Fleetwood Corp., Ltd.	8	20
GUD Holdings Ltd.	69	288
Harvey Norman Holdings Ltd.	4,690	8,665
Housewares International Ltd.	121	56
JB Hi-Fi Ltd.	280	1,894
Macquarie Communications Infrastructure Group(b)	2,757	1,624
Mitchell Communications Group Ltd.	3,651	1,145
Nomad Building Solutions Ltd.	385	70
Pacific Brands Ltd.	3,926	1,177
Photon Group Ltd.	1,208	1,095
Prime Media Group Ltd.	989	924
Seven Network Ltd.	1,107	5,480
Specialty Fashion Group Ltd.	2,338	408
STW Communications Group Ltd.	2,277	1,080
Super Cheap Auto Group Ltd.	789	1,474
TABCORP Holdings Ltd.	5,413	26,379
Tatts Group Ltd.	9,623	18,719
Ten Network Holdings Ltd.	6,547	5,341
Village Roadshow Ltd.	756	527
West Australian Newspapers Holdings Ltd.(a)	1,558	6,029

Total Australia		147,281

Denmark—0.0%
Bang & Olufsen A/S Class B	75	826

Finland—0.7%
Alma Media Corp.	495	3,406
Amer Sports Oyj Class A	480	3,576
Nokian Renkaat Oyj	165	1,814
Sanoma Oyj	796	10,191
Stockmann Oyj Abp Class B	165	2,241

Total Finland		21,228

France—21.4%
Accor S.A.	923	45,048
Canal Plus S.A.	377	2,159
Compagnie Generale des Etablissements Michelin Class B	499	26,060
Derichebourg	182	408
Havas S.A.	661	1,349
Hermes International	117	16,264
IMS-International Metal Service	87	1,119
IPSOS	53	1,420
JC Decaux S.A.	619	10,579
Kaufman & Broad S.A.	75	831
Lagardere SCA	475	19,148
LVMH Moet Hennessy Louis Vuitton S.A.	1,130	75,035
M6-Metropole Television	959	18,456
NRJ Group	490	3,590

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Consumer Discretionary Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
PagesJaunes Groupe S.A.	2,831	$27,665
Peugeot S.A.	1,062	17,936
PPR	608	39,384
Publicis Groupe	538	13,756
Rallye S.A.	260	5,819
Renault S.A.	2,003	51,648
SEB S.A.	86	2,565
Societe BIC S.A.	185	10,588
Societe Television Francaise 1	1,739	25,237
Valeo S.A.	460	6,787
Vivendi	6,138	198,499

Total France		621,350

Germany—12.4%
Adidas AG	243	9,167
Bayerische Motoren Werke AG	1,536	46,140
Beate Uhse AG	1,672	1,371
Continental AG	315	12,646
Continental AG ACQ*	404	41,035
Daimler AG	3,460	128,416
Douglas Holding AG	140	6,266
Fielmann AG	86	5,559
GFK AG	14	429
Kloeckner & Co. AG	62	1,059
Leoni AG	52	939
Metro AG	647	25,694
Praktiker Bau- und Heimwerkermaerkt AG	125	1,355
Puma AG Rudolf Dassler Sport	12	2,340
Takkt AG	141	1,568
TUI AG	138	1,543
Volkswagen AG	218	75,758

Total Germany		361,285

Hong Kong—0.8%
CITIC Pacific Ltd.	6,000	6,487
Denway Motors Ltd.	26,000	8,085
Hongkong & Shanghai Hotels Ltd. (The)	3,000	2,268
Oriental Press Group Ltd.	10,000	942
Shaw Brothers	2,000	3,303
Television Broadcasts Ltd.	1,000	3,258

Total Hong Kong		24,343

Ireland—0.2%
Independent News & Media PLC	5,235	3,056
Paddy Power PLC	119	2,169

Total Ireland		5,225

Italy—4.8%
Arnoldo Mondadori Editore SpA	1,525	7,382
Benetton Group SpA	547	4,638
Brembo SpA	299	1,563
Bulgari SpA	1,364	8,376
Cairo Communication SpA	1,155	3,291
Fiat SpA	2,754	17,571
Fiat SpA RSP	298	1,257
Geox SpA	913	5,540
Gruppo Editoriale L’Espresso SpA	1,907	3,070
Indesit Co. SpA	801	4,777
Lottomatica SpA	590	14,434
Mediaset SpA	8,801	49,577
Piaggio & C SpA	1,163	2,037

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Consumer Discretionary Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Pirelli & C SpA	9,832	$3,594
RCS MediaGroup SpA	3,823	5,165
Sogefi SpA	548	945
Tod’s SpA	140	5,856

Total Italy		139,073

Japan—28.4%
ABC-Mart, Inc.	100	3,629
Aisan Industry Co., Ltd.	100	483
Aisin Seiki Co., Ltd.	400	5,450
Alpen Co., Ltd.	100	1,929
Alpine Electronics, Inc.	200	1,578
AOKI Holdings, Inc.	100	1,022
Asatsu-DK, Inc.	100	2,202
Avex Group Holdings, Inc.	300	3,283
Belluna Co., Ltd.	150	394
Best Denki Co., Ltd.	500	1,589
Bridgestone Corp.	900	13,175
Calsonic Kansei Corp.	1,000	1,390
Culture Convenience Club Co., Ltd.	300	3,018
Daidoh Ltd.	400	3,054
Daito Trust Construction Co., Ltd.	200	10,326
Daiwa House Industry Co., Ltd.	1,000	9,543
DENSO CORP.	1,000	16,216
Don Quijote Co., Ltd.	100	1,970
Doshisha Co., Ltd.	100	1,356
Edion Corp.	400	1,942
Exedy Corp.	100	978
Fast Retailing Co., Ltd.	100	14,319
FCC Co., Ltd.	100	828
France Bed Holdings Co., Ltd.	2,000	3,155
Fuji Heavy Industries Ltd.	1,000	2,637
FUJIFILM Holdings Corp.	400	8,605
Futaba Industrial Co., Ltd.	100	384
Gulliver International Co., Ltd.	70	1,182
Gunze Ltd.	1,000	3,243
Hakuhodo DY Holdings, Inc.	20	1,079
Hanwa Co., Ltd.	1,000	3,089
Heiwa Corp.	700	6,950
Hitachi High-Technologies Corp.	100	1,568
Honda Motor Co., Ltd.	3,300	69,386
Iida Home Max	100	496
Inaba Denki Sangyo Co., Ltd.	100	2,664
Isetan Mitsukoshi Holdings Ltd.	340	2,877
Isuzu Motors Ltd.	1,000	1,247
ITOCHU Corp.	3,000	14,661
J Front Retailing Co., Ltd.	381	1,538
Kanto Auto Works Ltd.	200	2,226
Keihin Corp.	100	712
Keiyo Co., Ltd.	400	2,802
Koei Co., Ltd.(a)	200	2,072
Konami Corp.	100	2,515
Kurabo Industries Ltd.	2,000	3,287
Marubeni Corp.	2,000	7,413
Marui Group Co., Ltd.	1,100	6,249
Mazda Motor Corp.	1,000	1,644
Mitsubishi Corp.	2,800	38,240
Mitsui & Co., Ltd.	3,000	29,818
Moshi Moshi Hotline, Inc.	50	1,310
Namco Bandai Holdings, Inc.	600	6,454
Nifco, Inc.	200	1,979
Nippon Television Network Corp.	20	2,085
Nissan Motor Co., Ltd.	15,200	53,657
Nissin Kogyo Co., Ltd.	200	1,461

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Consumer Discretionary Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Nitori Co., Ltd.	50	$3,867
Oriental Land Co., Ltd.	100	8,163
Parco Co., Ltd.	200	1,811
Plenus Co., Ltd.	100	1,779
Point, Inc.	50	2,725
Resorttrust, Inc.(a)	120	1,326
Right On Co., Ltd.	200	3,223
Riken Corp.	1,000	2,339
Ryohin Keikaku Co., Ltd.	100	4,677
Saizeriya Co., Ltd.	100	1,403
Sanei-International Co., Ltd.	100	974
Sangetsu Co., Ltd.	300	6,817
Sankyo Co., Ltd.	200	9,928
Sankyo Seiko Co., Ltd.	500	899
Sega Sammy Holdings, Inc.	300	3,425
Seiko Holdings Corp.	1,000	2,217
Seiren Co., Ltd.	400	1,800
Sekisui Chemical Co., Ltd.	1,000	6,133
Sekisui House, Ltd.	1,000	8,582
Sharp Corp.	1,000	7,016
Shimachu Co., Ltd.	100	2,212
Showa Corp.	200	699
Sojitz Corp.	2,000	3,243
Sony Corp.	700	14,842
Square Enix Holdings Co., Ltd.	100	3,171
Stanley Electric Co., Ltd.	200	2,058
Sumitomo Corp.	2,900	24,953
Sumitomo Rubber Industries, Inc.	600	5,149
Sundrug Co., Ltd.	200	5,494
Suzuki Motor Corp.	300	4,064
Takata Corp.	100	692
Teijin Ltd.	2,000	5,538
Toei Co., Ltd.	1,000	4,490
Toho Co., Ltd.	100	2,103
Tokai Rika Co., Ltd.	100	858
Token Corp.	60	1,602
Tokyo Broadcasting System, Inc.	200	3,009
TOMY Co., Ltd.	100	645
Topre Corp.	100	724
Toray Industries, Inc.	2,000	9,973
Toyo Tire & Rubber Co., Ltd.	1,000	1,787
Toyobo Co., Ltd.	2,000	2,978
Toyoda Gosei Co., Ltd.	100	1,147
Toyota Auto Body Co., Ltd.	200	2,879
Toyota Boshoku Corp.	200	1,593
Toyota Motor Corp.	7,200	230,733
Toyota Tsusho Corp.	300	3,127
Trusco Nakayama Corp.	100	1,271
TS Tech Co., Ltd.	100	573
Xebio Co., Ltd.	100	1,916
Yamada Denki Co., Ltd.	40	2,727
Yamaha Corp.	400	3,623
Yamaha Motor Co., Ltd.	500	5,141
Yokohama Rubber Co., Ltd. (The)	1,000	4,898

Total Japan		827,375

Netherlands—1.8%
Beter BED Holdings N.V.	118	1,396
Hunter Douglas N.V.	115	3,757
Macintosh Retail Group N.V.	92	831

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Consumer Discretionary Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Reed Elsevier N.V.	2,003	$23,444
Telegraaf Media Groep N.V.	211	3,652
Wolters Kluwer N.V.	1,073	20,195

Total Netherlands		53,275

New Zealand—0.6%
Fisher & Paykel Appliances Holdings Ltd.	2,587	2,041
Sky City Entertainment Group Ltd.	4,443	8,101
Sky Network Television Ltd.	828	1,790
Warehouse Group Ltd. (The)	2,037	4,190

Total New Zealand		16,122

Norway—0.2%
Ekornes ASA	400	3,827
Schibsted ASA	250	2,963

Total Norway		6,790

Portugal—0.2%
SAG GEST-Solucoes Automovel Globais, SGPS, S.A.	1,420	1,875
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	769	3,966

Total Portugal		5,841

Singapore—1.0%
FJ Benjamin Holdings Ltd.	12,000	1,374
Hotel Plaza Ltd.	3,000	2,332
Hotel Properties Ltd.	1,000	777
HupSteel Ltd.	7,000	753
Jardine Cycle & Carriage Ltd.(a)	1,000	6,594
KS Energy Services Ltd.	1,000	687
SC Global Developments Ltd.	1,000	375
Singapore Press Holdings Ltd.	7,000	15,110
Stamford Land Corp., Ltd.	7,000	1,263

Total Singapore		29,265

Spain—4.3%
Adolfo Dominguez	26	246
Antena 3 de Television S.A.	2,541	15,153
Cie Automotive, S.A.	190	924
Gestevision Telecinco, S.A.	3,100	32,534
Inditex S.A.	1,658	72,206
Promotora de Informaciones, S.A.	464	1,458
Sol Melia S.A.	107	634
Vocento, S.A.	650	3,045

Total Spain		126,200

Sweden—4.5%
B&B Tools AB Class B	100	632
BE Group AB	200	496
Bilia AB Class A	300	611
Clas Ohlson AB Class B	100	718
Electrolux AB Series B	1,498	12,644
Eniro AB	2,800	3,789
Hakon Invest AB	600	6,772
Haldex AB	144	486
Hennes & Mauritz AB Class B	2,593	100,172
JM AB	300	1,631

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Consumer Discretionary Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Modern Times Group AB Class B	50	$1,065
Nobia AB	500	1,062
SkiStar AB	200	1,619
TradeDoubler AB	100	468

Total Sweden		132,165

Switzerland—1.1%
Compagnie Financiere Richemont AG S.A. Class A	828	15,777
Highlight Communications AG	253	1,758
Rieter Holding AG	12	1,928
Swatch Group AG (The)	181	4,847
Swatch Group AG (The) Class B	45	6,164

Total Switzerland		30,474

United Kingdom—11.7%
Aegis Group PLC	1,149	1,231
Bellway PLC	771	6,651
Bloomsbury Publishing PLC	483	1,109
Bovis Homes Group PLC	741	4,264
Brammer PLC	1,239	1,853
British Sky Broadcasting Group PLC	4,654	32,118
BSS Group PLC	750	2,701
Burberry Group PLC	1,272	4,055
Carpetright PLC	525	2,642
Carphone Warehouse Group PLC	1,955	2,523
Centaur Media PLC	1,393	721
Cineworld Group PLC	1,260	1,889
Clinton Cards PLC	3,796	272
Compass Group PLC	5,152	25,481
Daily Mail & General Trust N.V. Class A	1,350	5,241
Debenhams PLC	7,659	2,698
Electrocomponents PLC	4,321	8,775
Enterprise Inns PLC	2,180	1,740
Euromoney Institutional Investor PLC	458	1,452
Findel PLC	804	1,133
Future PLC	3,154	828
Game Group PLC	546	997
GKN PLC	3,748	5,227
Greene King PLC	36	204
Halfords Group PLC	643	2,249
Headlam Group PLC	811	2,454
HMV Group PLC	3,101	4,815
Holidaybreak PLC	318	894
Home Retail Group PLC	4,173	12,689
Inchcape PLC	2,459	1,299
Informa PLC	1,383	4,896
Intercontinental Hotels Group PLC	944	7,628
ITV PLC	21,779	12,447
John Menzies PLC	638	979
Kesa Electricals PLC	1,648	2,091
Kingfisher PLC	10,823	21,007
Ladbrokes PLC	3,394	9,027
Lookers PLC	1,641	537
Luminar Group Holdings PLC	351	681
Marks & Spencer Group PLC	9,265	28,606
Millennium & Copthorne Hotels PLC	333	1,070
Mothercare PLC	378	1,810
N. Brown Group PLC	1,474	4,307
Next PLC	987	15,340
Pearson PLC	3,378	31,132
Pendragon PLC	8,791	209
Persimmon PLC	3,408	11,258
Reed Elsevier PLC	2,732	19,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree International Consumer Discretionary Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Rightmove PLC	265	$671
Travis Perkins PLC	635	3,104
Trinity Mirror PLC	3,772	3,023
UTV PLC	692	1,094
Wetherspoon (J.D.) PLC	136	608
WH Smith PLC	701	3,613
Whitbread PLC	636	8,385
William Hill PLC	1,917	5,926

Total United Kingdom		339,510

TOTAL COMMON STOCKS (Cost: $4,893,018)		2,887,628

SHORT-TERM INVESTMENT—0.2%
MONEY MARKET FUND—0.2%
United States-0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(c) (Cost: $4,966)	4,966	4,966

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.8%
MONEY MARKET FUND—0.8%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(d) (Cost: $23,028)(e)	23,028	23,028

TOTAL INVESTMENTS IN SECURITIES—100.2% (Cost: $4,921,012)(f)		2,915,622
Liabilities in Excess of Cash, Foreign Currency and Other Assets —(0.2)%		(6,678)

NET ASSETS—100.0%		$2,908,944

ACQ-As a result of an acquistion.

RSP-Risparmio Italian Savings Shares.

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2008.
(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2008.
(d)	Interest rate shown reflects yield as of December 31, 2008.
(e)	At December 31, 2008, the total market value of the Fund’s securities on loan was $22,377 and the total market value of the collateral held by the Fund was $23,028.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Consumer Discretionary Sector Fund

Industry Breakdown† as of 12/31/08

Automobiles & Components	30.5%
Media	25.3%
Retailing	15.6%
Consumer Durables & Apparel	11.2%
Consumer Services	7.3%
Capital Goods	5.1%
Food & Staples Retailing	1.5%
Real Estate	0.7%
Technology Hardware & Equipment	0.6%
Materials	0.6%
Commercial & Professional Services	0.5%
Software & Services	0.3%
Transportation	0.0%#
Other	0.8%
†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
#	Amount represents less than 0.05%.

Schedule of Investments (unaudited)

WisdomTree International Consumer Staples Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.1%
Australia—8.4%
ABC Learning Centres Ltd.	84,388	$31,771
AWB Ltd.	16,234	28,749
Campbell Brothers Ltd.	1,039	12,757
Coca-Cola Amatil Ltd.	31,931	204,590
Flight Centre Ltd.	4,396	23,906
Foster’s Group Ltd.	80,433	308,428
Futuris Corp., Ltd.	48,102	21,631
Goodman Fielder Ltd.	92,421	85,700
Iress Market Technology Ltd.	3,336	11,978
Lion Nathan Ltd.(a)	21,277	121,938
Metcash Ltd.	7,815	23,865
Navitas Ltd.	12,982	21,723
Seek Ltd.	8,751	19,280
Skilled Group Ltd.	6,800	6,780
Woolworths Ltd.	35,402	658,276
Wotif.com Holdings Ltd.	6,523	16,736

Total Australia		1,598,108

Belgium—4.6%
Anheuser-Busch InBev N.V.	29,743	685,487
Anheuser-Busch InBev N.V.*(b)	36,264	202
Colruyt S.A.	307	65,612
Delhaize Group	1,857	114,094
Omega Pharma S.A.	359	13,474

Total Belgium		878,869

Denmark—0.2%
Carlsberg A/S Class B	525	16,790
Danisco A/S	548	21,952

Total Denmark		38,742

Finland—0.4%
Kesko Oyj Class B	3,281	81,181

France—13.3%
Carrefour S.A.	14,325	547,991
Casino Guichard Perrachon S.A.	2,206	166,508
Christian Dior S.A.	3,217	179,989
Fimalac	253	7,878
Groupe Danone	9,323	559,588
L’Oreal S.A.	9,241	800,272
Pernod-Ricard S.A.	3,237	238,343
Remy Cointreau S.A.	939	38,675

Total France		2,539,244

Germany—1.2%
Beiersdorf AG	1,825	106,547
Henkel KGaA	3,099	80,771
Suedzucker AG	3,159	47,732

Total Germany		235,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Consumer Staples Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Hong Kong—0.4%
China Travel International Investment Hong Kong Ltd.	50,000	$9,742
Cross-Harbour (Holdings) Ltd.	13,111	10,827
Shanghai Industrial Holdings Ltd.	22,000	50,244

Total Hong Kong		70,813

Ireland—0.3%
C&C Group PLC	11,621	23,423
Fyffes PLC	6,605	2,295
Greencore Group PLC	6,232	8,143
Kerry Group PLC Class A	687	12,510

Total Ireland		46,371

Italy—1.7%
Davide Campari-Milano SpA	2,985	19,917
Luxottica Group SpA	8,570	150,934
Parmalat SpA	93,436	151,311
Safilo Group SpA	8,419	7,051

Total Italy		329,213

Japan—10.5%
Aeon Co., Ltd.	6,000	59,040
Ajinomoto Co., Inc.	7,000	74,981
Asahi Breweries, Ltd.	3,600	61,119
Circle K Sunkus Co., Ltd.	400	7,166
Coca-Cola West Holdings Co., Ltd.	1,500	32,184
FamilyMart Co., Ltd.	600	25,880
Fancl Corp.	500	6,613
Fuji Oil Co., Ltd.	1,700	23,817
Fujicco Co., Ltd.	1,000	13,017
Heiwado Co., Ltd.	800	12,752
Hokuto Corp.	900	25,317
House Foods Corp.	500	8,814
Ito En Ltd.	400	5,833
Itoham Foods, Inc.	3,000	10,756
Izumiya Co., Ltd.	3,000	19,459
Japan Tobacco, Inc.	77	250,579
Kagome Co., Ltd.(a)	500	8,378
Kao Corp.	7,000	209,267
Kato Sangyo Co., Ltd.	600	10,147
Kikkoman Corp.	1,000	11,594
Kirin Brewery Co., Ltd.	7,000	90,811
Kyokuyo Co., Ltd.	4,000	9,222
Lawson, Inc.	2,200	125,957
Lion Corp.	1,000	5,350
Mandom Corp.	600	16,944
Marudai Food Co., Ltd.	5,000	13,955
Maruha Nichiro Holdings, Inc.	6,000	9,994
Meitec Corp.(a)	500	8,505
Mikuni Coca-Cola Bottling Co., Ltd.	1,600	15,409
Ministop Co., Ltd.	800	16,530
Mitsui Sugar Co., Ltd.	5,000	18,864
Morinaga & Co., Ltd.	6,000	13,105
Nippon Beet Sugar Manufacturing Co., Ltd.	6,000	15,951
Nippon Flour Mills Co., Ltd.	3,000	16,349
Nippon Meat Packers, Inc.	2,000	29,719
Nippon Suisan Kaisha Ltd.	6,100	15,477
Nisshin Oillio Group Ltd. (The)	3,000	17,209
Nisshin Seifun Group, Inc.	2,500	32,322
Nissin Food Products Co., Ltd.	1,200	41,302
Nosan Corp.	5,000	11,031
Park24 Co., Ltd.(a)	4,900	36,162

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Consumer Staples Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
QP Corp.	1,000	$13,613
Ryoshoku Ltd.	800	19,812
Sakata Seed Corp.(a)	1,300	18,930
Sanrio Co., Ltd.	100	940
Seven & I Holdings Co., Ltd.	9,700	326,366
Shiseido Co., Ltd.	5,000	100,662
Showa Sangyo Co., Ltd.	5,000	16,768
Uni-Charm Corp.	500	37,286
Yakult Honsha Co., Ltd.	500	10,530
Yokohama Reito Co., Ltd.	3,000	20,717

Total Japan		2,002,505

Netherlands—8.6%
CSM N.V.	1,563	24,985
Heineken Holding N.V.	3,132	88,858
Heineken N.V.	5,967	181,648
Koninklijke Ahold N.V.	12,871	157,265
Koninklijke Wessanen N.V.	3,381	21,854
Nutreco Holding N.V.	688	22,489
Randstad Holdings N.V.	6,758	136,682
Sligro Food Group N.V.	452	9,362
Unilever N.V. CVA	39,984	963,752
USG People N.V.	2,975	38,128

Total Netherlands		1,645,023

Norway—0.8%
Cermaq ASA	1,787	6,738
Orkla ASA	22,400	145,396

Total Norway		152,134

Portugal—0.3%
Jeronimo Martins SGPS, S.A.	6,454	35,616
Sonae SGPS, S.A.	38,270	23,247

Total Portugal		58,863

Singapore—0.3%
Olam International Ltd.	3,000	2,395
Super Coffeemix Manufacturing Ltd.	14,000	4,130
Wilmar International Ltd.	24,000	46,476

Total Singapore		53,001

Spain—0.2%
Ebro Puleva S.A.	2,362	32,176

Sweden—1.5%
Aarhuskarlshamn AB	969	12,989
Axfood AB	2,022	42,828
Svenska Cellulosa AB Class A	3,400	28,806
Svenska Cellulosa AB SCA Class B	19,200	162,065
Swedish Match AB	3,229	45,630

Total Sweden		292,318

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Consumer Staples Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Switzerland—12.8%
Adecco S.A.	3,237	$108,817
Aryzta AG*	1,057	33,930
Givaudan SA	80	62,423
Nestle S.A.	57,127	2,232,802

Total Switzerland		2,437,972

United Kingdom—33.6%
Associated British Foods PLC	12,173	127,763
British American Tobacco PLC	50,398	1,304,276
Britvic PLC	4,328	16,443
Cadbury Schweppes PLC	35,148	305,984
Capita Group PLC	5,071	53,806
Dairy Crest Group PLC	5,356	16,402
Devro PLC	1,730	1,977
Diageo PLC	61,433	848,807
Hays PLC	52,853	53,003
Imperial Tobacco Group PLC	23,089	614,130
J. Sainsbury PLC	43,459	205,257
Marston’s PLC	10,682	17,969
Mcbride PLC	9,446	16,569
Michael Page International PLC	6,234	19,248
Northern Foods PLC	18,272	14,909
PZ Cussons PLC	6,857	15,996
Reckitt Benckiser PLC	9,322	345,521
SABMiller PLC	25,942	433,777
SSL International PLC	1,181	8,405
Sthree PLC	4,840	10,090
Tate & Lyle PLC	17,728	102,145
Tesco PLC	150,375	778,326
Thomas Cook Group PLC	9,597	24,436
Thomson Reuters PLC	7,037	152,773
Tui Travel PLC	31,284	105,025
Unilever PLC	29,749	675,364
Wm. Morrison Supermarkets PLC	31,491	126,887

Total United Kingdom		6,395,288

TOTAL COMMON STOCKS (Cost: $24,218,418)		18,886,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree International Consumer Staples Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
SHORT-TERM INVESTMENT-0.5%
MONEY MARKET FUND—0.5%
United States-0.5%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(c) (Cost: $88,345)	88,345	$88,345

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—1.1%
MONEY MARKET FUND—1.1%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(d) (Cost: $219,268)(e)	219,268	219,268

TOTAL INVESTMENTS IN SECURITIES—100.7% (Cost: $24,526,031)(f)		19,194,484
Liabilities in Excess of Foreign Currency and Other Assets—(0.7)%		(133,634)

NET ASSETS—100.0%		$19,060,850

(a)	Security, or portion thereof, was on loan at December 31, 2008.
(b)	VVPR Strip – Coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2008.
(d)	Interest rate shown reflects yield as of December 31, 2008.
(e)	At December 31, 2008, the total market value of the Fund’s securities on loan was $208,257 and the total market value of the collateral held by the Fund was $219,268.
(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Consumer Staples Sector Fund

Industry Breakdown† as of 12/31/08

Food, Beverage & Tobacco	61.4%
Food & Staples Retailing	19.2%
Household & Personal Products	9.1%
Commercial & Professional Services	2.6%
Consumer Durables & Apparel	1.8%
Materials	1.3%
Consumer Services	1.2%
Capital Goods	1.2%
Media	0.8%
Retailing	0.3%
Health Care Equipment & Services	0.1%
Software & Services	0.1%
Diversified Financials	0.0%#
Other	0.9%
†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
#	Amount represents less than 0.05%.

Schedule of Investments (unaudited)

WisdomTree International Energy Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.9%
Australia—7.8%
Beach Petroleum Ltd.	6,046	$4,047
Caltex Australia Ltd.	77,065	386,317
Centennial Coal Co., Ltd.	3,603	8,340
Downer EDI Ltd.	8,505	22,711
Gloucester Coal Ltd.	346	936
MacArthur Coal Ltd.	951	2,009
New Hope Corp., Ltd.	8,028	19,310
Santos Ltd.	53,214	551,689
Woodside Petroleum Ltd.	22,315	570,979
WorleyParsons Ltd.	26,323	259,319

Total Australia		1,825,657

Austria—1.7%
OMV AG	15,059	391,861
Schoeller-Bleckmann Oilfield Equipment AG	51	1,553

Total Austria		393,414

Finland—2.4%
Neste Oil Oyj	37,288	548,384

France—12.7%
Etablissements Maurel et Prom	43,936	499,579
Technip S.A.	11,288	342,218
TOTAL S.A.	38,961	2,107,276

Total France		2,949,073

Greece—4.1%
Hellenic Petroleum S.A.	63,365	475,635
Motor Oil (Hellas) Corinth Refineries S.A.	45,235	480,395

Total Greece		956,030

Hong Kong—4.2%
CNOOC Ltd.	1,034,318	966,228

Italy—12.4%
Eni SpA	79,521	1,850,408
ERG SpA	3,197	37,819
Gas Plus	981	10,418
Saipem SpA	23,350	383,649
Saras SpA	177,039	590,623

Total Italy		2,872,917

Japan—8.7%
AOC Holdings, Inc.	400	2,162
Cosmo Oil Co., Ltd.	19,000	57,430
Idemitsu Kosan Co., Ltd.	600	37,727
Itochu Enex Co., Ltd.	2,000	13,900
Mitsuuroko Co., Ltd.	600	4,038
Nippon Oil Corp.	154,000	759,382
San-Ai Oil Co., Ltd.	1,000	4,390
Showa Shell Sekiyu K.K.	10,100	97,602
Sinanen Co., Ltd.	2,000	9,178
TonenGeneral Sekiyu K.K.(a)	104,250	1,029,275

Total Japan		2,015,084

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree International Energy Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Netherlands—1.6%
Fugro N.V.	1,336	$38,043
SBM Offshore N.V.	25,891	336,468

Total Netherlands		374,511

New Zealand—0.3%
New Zealand Oil & Gas Ltd.	7,374	5,473
New Zealand Refining Co., Ltd. (The)	21,993	75,188

Total New Zealand		80,661

Norway—6.1%
Aker ASA Class A	20,020	391,702
Statoil ASA	63,493	1,032,812

Total Norway		1,424,514

Portugal—1.8%
Galp Energia SGPS S.A. Class B	42,469	423,864

Singapore—1.4%
CH Offshore Ltd.	8,000	1,444
Singapore Petroleum Co., Ltd.	211,753	333,631

Total Singapore		335,075

Spain—7.6%
Cia Espanola de Petroleos S.A.	9,066	851,908
Repsol YPF, S.A.	43,633	915,845

Total Spain		1,767,753

United Kingdom—27.1%
BG Group PLC	49,338	678,855
BP PLC	279,892	2,116,702
Hunting PLC	1,075	6,461
JKX Oil & Gas PLC	956	2,546
John Wood Group PLC	3,402	9,208
Royal Dutch Shell PLC Class A	69,163	1,794,876
Royal Dutch Shell PLC Class B	66,268	1,644,478
Tullow Oil PLC	3,999	37,918
Venture Production PLC	1,697	10,388

Total United Kingdom		6,301,432

TOTAL COMMON STOCKS (Cost: $40,940,107)		23,234,597

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—4.5%
MONEY MARKET FUND—4.5%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(b) (Cost: $1,044,276)(c)	1,044,276	1,044,276

TOTAL INVESTMENTS IN SECURITIES —104.4% (Cost: $41,984,383)(d)		24,278,873
Liabilities in Excess of Foreign Currency and Other Assets—(4.4)%		(1,020,062)

NET ASSETS —100.0%		$23,258,811

(a)	Security, or portion thereof, was on loan at December 31, 2008.
(b)	Interest rate shown reflects yield as of December 31, 2008.
(c)	At December 31, 2008, the total market value of the Fund’s securities on loan was $980,630 and the total market value of the collateral held by the Fund was $1,044,276.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Energy Sector Fund

Industry Breakdown† as of 12/31/08

Energy	99.8%
Commercial & Professional Services	0.1%
Materials	0.0%#
Other	0.1%
†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
#	Amount represents less than 0.05%.

Schedule of Investments (unaudited)

WisdomTree International Financial Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—98.7%
Australia—17.1%
AMP Ltd.	17,571	$66,398
ASX Ltd.(a)	1,460	33,896
Australia & New Zealand Banking Group Ltd.	20,093	214,195
Australian Wealth Management Ltd.	5,181	3,973
AXA Asia Pacific Holdings Ltd.	8,677	29,885
Babcock & Brown Infrastructure Group(b)	21,692	1,664
Babcock & Brown Ltd.	2,763	299
Bank of Queensland Ltd.	1,223	8,476
Bendigo and Adelaide Bank Ltd.	2,246	17,225
Challenger Diversified Property Group	3,907	1,621
Challenger Financial Services Group Ltd.	4,282	5,822
Commonwealth Bank of Australia	12,648	254,846
Count Financial Ltd.	1,464	1,021
Emeco Holdings Ltd.	4,101	815
FKP Property Group	1,618	570
FlexiGroup Ltd.	10,859	2,006
HFA Holdings Ltd.	1,898	71
Insurance Australia Group Ltd.	21,627	58,655
IOOF Holdings Ltd.	597	1,582
Lend Lease Corp. Ltd.	4,327	21,722
MAC Services Group	1,355	784
Macquarie Group Ltd.(b)	2,859	57,427
Macquarie Media Group Ltd	1,156	782
Mirvac Real Estate Investment Trust	10,316	2,302
Mortgage Choice Ltd.	2,256	1,195
National Australia Bank Ltd.	17,567	255,610
Octaviar Ltd.	1,501	1,036
Peet Ltd.	3,243	3,482
Perpetual Ltd.	436	11,275
QBE Insurance Group Ltd.	6,293	113,241
Suncorp-Metway Ltd.	10,044	58,822
Sunland Group Ltd.	2,991	1,554
Tower Australia Group Ltd.	1,014	1,760
Westpac Banking Corp.	24,746	292,782
Westpac Office Trust	7,290	1,626

Total Australia		1,528,420

Austria—0.4%
Bank Austria Creditanstalt AG(c)	571	—
Erste Bank der Oesterreichischen Sparkassen AG	566	12,746
Raiffeisen International Bank Holdiing AG(a)	142	3,810
Uniqa Versicherungen AG	296	7,431
Vienna Insurance Group	303	10,159

Total Austria		34,146

Belgium—0.5%
Cofinimmo	53	6,964
Dexia N.V.	8,820	39,233

Total Belgium		46,197

Denmark—0.7%
Danske Bank A/S	4,205	40,836
Sydbank A/S	50	600
TrygVesta A/S	344	21,072

Total Denmark		62,508

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Financial Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Finland—1.1%
Citycon Oyj	1,006	$2,349
Pohjola Bank PLC Class A	1,250	16,941
Ramirent Oyj	580	2,620
Sampo Oyj Class A	4,205	77,390
Technopolis Oyj	175	701

Total Finland		100,001

France—13.0%
ABC Arbitrage	339	2,333
Altamir Amboise	460	1,618
April Group	43	1,082
AXA S.A.	16,064	353,814
BNP Paribas	6,850	288,036
CNP Assurances	754	54,354
Credit Agricole S.A.	20,086	223,364
Euler Hermes S.A.	632	30,809
Fonciere Des Regions	326	22,204
ICADE	253	20,924
Klepierre	760	18,488
Natixis	13,692	23,791
Nexity	655	10,106
SCOR SE	1,321	30,050
Societe Fonciere Financiere et de Participations FFP	82	2,644
Societe Generale	1,246	62,352
Societe Immobiliere de Location pour l’Industrie et le Commerce	97	8,972
Wendel	180	8,857

Total France		1,163,798

Germany—7.2%
Aareal Bank AG	76	607
Allianz SE	2,139	222,998
AMB Generali Holding AG	135	13,840
Comdirect Bank AG	822	7,061
Commerzbank AG(a)	3,438	31,732
DAB Bank AG	646	2,308
Deutsche Bank AG(a)	4,097	158,493
Deutsche Boerse AG	540	38,132
Deutsche Postbank AG	330	7,110
MLP AG	548	7,465
MPC Munchmeyer Petersen Capital AG	108	1,336
Muenchener Ruckversicherungs—Gesellschaft AG	962	148,432
Sixt AG	14	226

Total Germany		639,740

Hong Kong—4.7%
Allied Properties HK Ltd.	8,000	795
Bank of East Asia Ltd.(a)	6,600	13,796
BOC Hong Kong (Holdings) Ltd.	49,000	55,511
Champion Real Estate Investment Trust	35,000	9,392
Cheung Kong (Holdings) Ltd.	5,000	47,290
China Everbright Ltd.	2,000	2,457
China Overseas Land & Investment Ltd.	8,000	11,127
Dah Sing Banking Group Ltd.	3,200	2,300
Dah Sing Financial Holdings Ltd.	400	1,026
Fubon Bank Hong Kong Ltd.	4,000	1,290
Guangzhou Investment Co., Ltd.	22,000	2,129
Hang Seng Bank Ltd.	8,000	104,978
Henderson Investment Ltd.	64,000	4,046
Hong Kong Exchanges and Clearing Ltd.(a)	4,500	42,734
Hopewell Holdings Ltd.	5,000	16,451
Industrial and Commercial Bank of China Asia Ltd.	5,000	5,355

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Financial Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Liu Chong Hing Bank Ltd.	1,000	$1,194
Prosperity Real Estate Investment Trust	12,000	1,394
Regal Real Estate Investment Trust	30,000	3,754
Shenzhen Investment Ltd.	32,000	5,698
Sino Land Co.	12,000	12,418
Sun Hung Kai & Co., Ltd.	8,000	4,005
Sun Hung Kai Properties Ltd.	5,000	41,677
Sunlight Real Estate Investment Trust	18,000	3,252
Tian An China Investment	2,000	477
Wharf Holdings Ltd.	6,000	16,451
Wing Hang Bank Ltd.	1,000	5,761

Total Hong Kong		416,758

Ireland—0.0%
FBD Holdings PLC Redemption Shares	159	2
FBD Holdings PLC	159	1,616

Total Ireland		1,618

Italy—11.7%
Alleanza Assicurazioni SpA	6,032	48,506
Anima SGRpA	1,062	2,132
Assicurazioni Generali SpA	5,182	140,391
Azimut Holding SpA	319	1,683
Banca Carige SpA	5,442	12,860
Banca Generali SpA	341	1,313
Banca Intermobiliare SpA	727	2,830
Banca Monte dei Paschi di Siena SpA	74,975	159,038
Banca Popolare dell’Etruria e del Lazio	329	1,829
Banca Popolare di Milano S.c.r.l.	2,512	14,604
Banca Popolare di Sondrio S.c.r.l.	778	7,062
Banco di Desio e della Brianza SpA	427	2,741
Credito Artigiano SpA	2,548	7,023
Credito Emiliano SpA	1,687	8,694
Fondiaria-Sai SpA RSP	268	3,092
Fondiaria-Sai SpA	671	11,939
Gruppo MutuiOnline SpA	447	1,709
IFIL - Investments SpA RSP	574	1,317
IFIL - Investments SpA	1,515	3,805
Intesa Sanpaolo SpA RSP	8,890	22,305
Intesa Sanpaolo SpA	114,202	402,818
Mediobanca SpA	5,011	50,256
Mediolanum SpA	4,919	20,718
Meliorbanca SpA	748	3,054
Milano Assicurazioni SpA	4,225	12,935
Piccolo Credito Valtellinese S.c.r.l.	883	8,598
Pirelli & C Real Estate SpA	646	3,641
Premafin Finanziaria SpA	1,567	2,755
Societa Cattolica di Assicurazioni S.c.r.l.	252	8,799
Tamburi Investment Partners SpA	515	1,045
Unione di Banche Italiane SCPA	4,151	59,374
Unipol Gruppo Finanziario SpA	14,031	21,162
Vittoria Assicurazioni SpA	118	629

Total Italy		1,050,657

Japan—6.7%
Aioi Insurance Co., Ltd.	2,000	10,149
Bank of Kyoto Ltd. (The)	1,000	10,987
Bank of Yokohama Ltd. (The)	2,000	11,495
Century Leasing System, Inc.	400	3,495
Chiba Bank Ltd. (The)	1,000	6,067
Daiwa Securities Group Inc.	2,000	11,605
Eighteenth Bank Ltd. (The)	2,000	7,347

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Financial Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Fukuoka Financial Group, Inc.	1,000	$4,247
Hiroshima Bank Ltd. (The)	3,000	12,841
Hokuhoku Financial Group, Inc.	4,000	9,266
Hyakujushi Bank Ltd. (The)	1,000	5,593
Joyo Bank Ltd. (The)	1,000	5,593
Leopalace21 Corp.	400	3,967
Matsui Securities Co., Ltd.	500	4,098
Mitsubishi Estate Co., Ltd.	1,000	15,962
Mitsubishi UFJ Financial Group, Inc.	15,660	94,841
Mitsui Fudosan Co., Ltd.	1,000	16,117
Mitsui Sumitomo Insurance Group Holdings, Inc.	800	24,578
Mizuho Financial Group, Inc.	22	62,542
Mizuho Investors Securities Co., Ltd.	8,000	6,354
Mizuho Trust & Banking Co., Ltd.	4,000	4,942
Nishi-Nippon City Bank Ltd. (The)	5,000	14,175
Nomura Holdings, Inc.	4,100	32,972
Nomura Real Estate Holdings, Inc.	100	1,933
Oita Bank Ltd. (The)	1,000	6,718
Okasan Holdings, Inc.	2,000	8,560
Resona Holdings, Inc.	9	13,314
Sankei Building Co., Ltd.	100	545
Shinko Securities Co., Ltd.	2,000	4,236
Shizuoka Bank Ltd. (The)	1,000	11,340
Sompo Japan Insurance, Inc.	2,000	14,231
Sumitomo Mitsui Financial Group, Inc.	13	53,922
Sumitomo Real Estate Sales Co., Ltd.	50	1,492
Sumitomo Trust & Banking Co., Ltd. (The)	3,000	17,077
Suruga Bank Ltd.	832	8,058
T&D Holdings, Inc.	400	16,327
Tokai Tokyo Securities Co., Ltd.	3,000	8,042
Tokio Marine Holdings, Inc.	1,000	28,461
Tokyu Land Corp.	2,000	7,391
Tokyu Livable, Inc.	300	1,426
Toyo Securities Co., Ltd.	2,000	3,883
Yamaguchi Financial Group, Inc.	1,000	11,031

Total Japan		597,220

Netherlands—0.0%
Plaza Centers N.V.	1,929	1,560

Norway—0.5%
ABG Sundal Collier Holding ASA	5,927	3,301
Acta Holding ASA	6,881	2,457
DnB NOR ASA	8,400	32,390
Norwegian Property ASA	800	695
SpareBank 1 SMN	600	2,588
Sparebanken 1 Nord-Norge	150	943
Sparebanken 1 SR Bank	600	2,785
Storebrand ASA	903	2,160

Total Norway		47,319

Portugal—0.4%
Banco BPI, S.A.	5,621	13,674
Banco Espirito Santo, S.A.	2,195	20,412
Banif SGPS, S.A.	1,547	2,344
Finibanco Holding, SGPS, S.A.	419	1,369

Total Portugal		37,799

Singapore—2.3%
Ascott Residence Trust	3,000	1,208
Cambridge Industrial Trust	4,000	763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Financial Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
CapitaLand Ltd.	7,000	$15,110
City Developments Ltd.	2,000	8,843
DBS Group Holdings Ltd.	6,466	37,788
First Real Estate Investment Trust	2,000	562
Fraser Commercial Trust	7,000	1,142
Frasers Centrepoint Trust	3,000	1,312
Guocoland Ltd.	3,000	2,374
Ho Bee Investment Ltd.	6,000	1,583
K1 Ventures Ltd.	17,000	1,652
Keppel Land Ltd.	1,000	1,180
Kim Eng Holdings Ltd.	2,000	1,499
K-REIT Asia	5,000	2,429
Macarthurcook Industrial Real Estate Investment Trust	2,000	354
Orchard Parade Holdings Ltd.	3,000	1,249
Oversea-Chinese Banking Corp., Ltd.	11,000	38,098
Singapore Exchange Ltd.(a)	5,000	17,630
Tat Hong Holdings Ltd.	2,000	937
United Overseas Bank Ltd.	7,139	64,019
UOB-Kay Hian Holdings Ltd.	8,000	5,275
Wing Tai Holdings Ltd.	4,000	2,304
Yanlord Land Group Ltd.	1,000	621

Total Singapore		207,932

Spain—9.5%
Banco Bilbao Vizcaya Argentaria Chile, S.A.	21,291	256,297
Banco de Sabadell S.A.(a)	6,241	42,075
Banco de Velencia S.A.	691	7,233
Banco Espanol de Credito S.A.	4,036	45,331
Banco Guipuzcoano S.A.	290	2,270
Banco Pastor S.A.	439	3,051
Banco Popular Espanol, S.A.(a)	6,218	52,551
Banco Santander S.A.	39,694	371,171
Bankinter, S.A.(a)	1,304	11,438
Bolsas y Mercados Espanoles	643	16,437
Grupo Catalana Occidente S.A.	347	6,999
Mapfre, S.A.	9,287	30,983
Realia Business S.A.(a)	1,163	2,506
Renta Corp Real Estate S.A.	311	795

Total Spain		849,137

Sweden—2.9%
Castellum AB	800	6,146
D. Carnegie & Co. AB	991	2,231
Fabege AB	1,600	6,070
Investment AB Class B	400	3,187
Kungsleden AB	2,461	16,805
Lundbergforetagen AB	163	6,266
Nordea Bank AB	14,002	96,853
Ratos AB Class B	678	11,575
Skandinaviska Enskilda Banken	100	696
Skandinaviska Enskilda Banken AB Class A	3,599	27,648
Svenska Handelsbanken AB Class A	3,590	57,201
Svenska Handelsbanken AB Class B	100	1,556
Swedbank AB Class A	3,676	20,639

Total Sweden		256,873

Switzerland—5.4%
Baloise Holding AG	216	15,931
Bank Sarasin & Cie AG	60	1,776
Credit Suisse Group AG	6,196	165,910
EFG International AG	253	4,445
Helvetia Holding AG	29	6,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Financial Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Julius Baer Holdings AG	195	$7,325
Partners Group Holding AG	94	6,624
Swiss Reinsurance Co.	2,083	98,440
Vontobel Holding AG	390	8,061
Zurich Financial Services AG	808	172,326

Total Switzerland		487,075

United Kingdom—14.6%
Aberdeen Asset Management PLC	3,352	5,759
Admiral Group PLC	703	9,198
Amlin PLC	2,888	14,844
Ashmore Group PLC	3,516	6,698
Ashtead Group PLC	2,349	1,444
Aviva PLC	17,822	99,932
Beazley Group PLC	2,324	4,528
Big Yellow Group PLC	739	2,537
Bluebay Asset Management PLC	284	286
Brewin Dolphin Holdings PLC	1,399	2,097
Brit Insurance Holdings PLC	2,889	9,138
Chaucer Holdings PLC	1,881	1,352
Chesnara PLC	2,396	4,573
Close Brothers Group PLC	983	7,476
Collins Stewart PLC	1,837	1,552
Development Securities PLC	356	1,379
Evolution Group PLC	2,807	3,471
F&C Asset Management PLC	2,512	2,095
Friends Provident PLC	18,252	22,594
Hammerson PLC	714	5,492
Hargreaves Lansdown PLC	686	1,595
Helphire PLC	1,234	1,739
HSBC Holdings PLC	76,973	732,621
ICAP PLC	1,877	7,759
IG Group Holdings PLC	490	1,805
Investec PLC	3,717	15,231
Jardine Lloyd Thompson Group PLC	1,349	8,495
Lavendon Group PLC	596	1,525
Legal & General Group PLC	39,147	43,226
London Stock Exchange Group PLC	765	5,609
Man Group PLC	7,114	24,292
Mucklow A & J Group PLC	434	1,379
New Star Asset Management Group PLC	1,904	51
Northgate PLC	615	676
Old Mutual PLC	39,570	31,290
Provident Financial PLC	1,301	16,086
Prudential PLC	8,442	50,553
ROK PLC	1,191	347
RSA Insurance Group PLC	19,823	39,359
Schroders PLC Non-Voting Shares	148	1,454
Schroders PLC	823	10,152
Shore Capital Group PLC	5,394	1,066
Speedy Hire PLC	219	441
St. James’s Place PLC	715	1,830
Standard Chartered PLC	4,652	58,524
Standard Life PLC	12,662	36,774
Tullett Prebon PLC	436	856
Unite Group PLC	567	1,192

Total United Kingdom		1,302,372

TOTAL COMMON STOCKS (Cost: $16,485,283)		8,831,130

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree International Financial Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
MUTUAL FUNDS—0.0%
United Kingdom—0.0%
Caledonia Investments PLC (Cost: $1,956)	85	$1,790

RIGHTS*—0.1%
Hong Kong—0.0%
China Overseas Land & Investment Ltd., expiring 1/21/09	320	115

Singapore—0.1%
DBS Group Holdings Ltd., expiring 1/20/09	3,233	6,732

TOTAL RIGHTS (Cost: $0)		6,847

TOTAL LONG-TERM INVESTMENTS (Cost: $16,487,239)		8,839,767

SHORT-TERM INVESTMENT—1.3%
MONEY MARKET FUND—1.3%
United States-1.3%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(d) (Cost: $118,374)	118,374	118,374

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—4.8%
MONEY MARKET FUND—4.8%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(e) (Cost: $429,525)(f)	429,525	429,525

TOTAL INVESTMENTS IN SECURITIES—104.9% (Cost: $17,035,138)(g)		9,387,666
Liabilities in Excess of Foreign Currency and Other Assets—(4.9)%		(440,857)

NET ASSETS—100.0%		$8,946,809

RSP-Risparmio Italian Savings Shares.

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2008.
(b)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Escrow Security – Additional shares that were issued as a result of a corporate action.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2008.
(e)	Interest rate shown reflects yield as of December 31, 2008.
(f)	At December 31, 2008, the total market value of the Fund’s securities on loan was $404,571 and the total market value of the collateral held by the Fund was $429,525.
(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Financial Sector Fund

Industry Breakdown† as of 12/31/08

Banks	56.6%
Insurance	26.6%
Diversified Financials	10.4%
Real Estate	4.8%
Capital Goods	0.3%
Consumer Durables & Apparel	0.1%
Other	1.2%
†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)

WisdomTree International Health Care Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.7%
Australia—7.6%
Aevum Ltd.	1,017	$716
Cochlear Ltd.	7,869	303,939
CSL Ltd.	12,377	290,805
Healthscope Ltd.	74,747	230,342
Lend Lease Primelife Ltd.	51,470	7,357
Primary Health Care Ltd.	78,344	267,645
Ramsay Health Care Ltd.	34,350	249,068
Sigma Pharmaceuticals Ltd.	324,699	244,491
Sonic Healthcare Ltd.	31,106	315,764

Total Australia		1,910,127

Belgium—1.5%
UCB S.A.	11,870	384,447

Denmark—5.1%
Coloplast A/S Class B	3,228	219,735
H. Lundbeck A/S	12,865	264,284
Novo-Nordisk A/S Class B	11,196	566,632
Novozymes A/S Class B	3,042	237,468

Total Denmark		1,288,119

Finland—1.2%
Oriola-KD Oyj	2,915	5,268
Orion Oyj Class B	17,436	292,539

Total Finland		297,807

France—9.8%
BioMerieux	2,612	217,849
Cie Generale D’Optique Essilor International S.A.	7,432	346,806
Ipsen	5,815	226,247
Sanofi-Aventis	26,599	1,678,615
Stallergenes	115	6,091

Total France		2,475,608

Germany—7.6%
ALTANA AG(a)	15,351	277,402
Carl Zeiss Meditec AG	973	11,767
Celesio AG	11,202	302,084
Fresenius AG	3,897	196,259
Fresenius Medical Care AG & Co. KGaA	7,928	367,086
Gerresheimer AG	310	8,403
Merck KGaA	4,251	381,196
Rhoen-Klinikum AG	9,049	214,716
Stada Arzneimittel AG	5,312	151,371

Total Germany		1,910,284

Ireland—0.1%
United Drug PLC	4,044	12,536

Italy—0.9%
Amplifon SpA	3,783	4,354
Recordati SpA	39,989	214,843

Total Italy		219,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Health Care Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Japan—30.1%
Alfresa Holdings Corp.	4,400	$207,744
Astellas Pharma, Inc.	16,700	668,737
Chugai Pharmaceutical Co., Ltd.	18,000	342,129
Daiichi Sankyo Co., Ltd	25,900	600,000
Dainippon Sumitomo Pharma Co., Ltd.	35,000	321,236
Eisai Co., Ltd.	15,200	620,408
Fuso Pharmaceutical Industries Ltd.	1,000	3,188
Hisamitsu Pharmaceutical Co., Inc.	7,100	286,663
Hogy Medical Co., Ltd.	200	13,613
Kaken Pharmaceutical Co., Ltd.	3,000	32,697
Kobayashi Pharmaceutical Co., Ltd.	700	29,653
Kyorin Co., Ltd.	2,000	28,196
Kyowa Hakko Kogyo Co., Ltd.	32,000	327,943
Mediceo Paltac Holdings Co., Ltd.	17,800	210,498
Miraca Holdings, Inc.	1,100	23,456
Mitsubishi Tanabe Pharma Corp.	27,000	401,202
Mochida Pharmaceutical Co., Ltd.	2,000	23,894
Nichii Gakkan Co.	400	5,763
Nihon Kohden Corp.	700	16,255
Nippon Shinyaku Co., Ltd.	1,000	11,781
Nipro Corp.	16,000	279,404
Olympus Corp.	10,000	193,161
Paramount Bed Co., Ltd.	500	6,724
Sawai Pharmaceutical Co., Ltd.	100	4,887
Seikagaku Corp.	1,100	11,807
Shionogi & Co., Ltd.	16,000	405,075
SSP Co., Ltd.	3,000	19,824
Suzuken Co., Ltd.	8,000	235,632
Sysmex Corp.	500	17,926
Taisho Pharmaceutical Co., Ltd.	18,000	377,871
Takeda Pharmaceutical Co., Ltd.	30,000	1,535,576
Terumo Corp.	5,700	262,206
Toho Pharmaceutical Co., Ltd.	300	4,114
Topcon Corp.	1,300	5,579
Towa Pharmaceutical Co., Ltd.	100	4,368
Tsumura & Co.	700	25,714
ZERIA Pharmaceutical Co., Ltd.	1,000	11,418

Total Japan		7,576,342

Netherlands—0.7%
OPG Groep N.V.	14,223	183,670

New Zealand—1.3%
Fisher & Paykel Healthcare Corp.	171,366	315,461
Ryman Healthcare Ltd.	11,206	9,037

Total New Zealand		324,498

Singapore—0.8%
Parkway Holdings Ltd.	215,000	185,043
Raffles Medical Group Ltd.	8,000	3,831

Total Singapore		188,874

Spain—0.1%
FAES FARMA, S.A.	1,825	7,611
Grifols S.A.	478	8,179

Total Spain		15,790

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree International Health Care Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Sweden—0.8%
Elekta AB Class B	544	$5,314
Getinge AB Class B	13,768	162,787
Meda AB Class A	2,376	15,774
Q-Med AB	4,820	14,872

Total Sweden		198,747

Switzerland—17.9%
Galenica AG	755	243,485
Lonza Group AG	2,421	221,890
Nobel Biocare Holding AG	10,359	208,474
Novartis AG(a)	34,852	1,725,654
Roche Holding AG	10,989	1,677,749
Sonova Holding AG	3,640	217,165
Straumann Holding AG	1,180	205,656
Tecan Group AG	131	4,800

Total Switzerland		4,504,873

United Kingdom—14.2%
AstraZeneca PLC	40,561	1,636,947
Consort Medical PLC	639	3,670
Dechra Pharmaceuticals PLC	611	3,233
GlaxoSmithKline PLC	92,521	1,708,668
Goldshield Group PLC	564	1,946
Hikma Pharmaceuticals PLC	907	4,564
Smith & Nephew PLC	32,997	208,031

Total United Kingdom		3,567,059

TOTAL COMMON STOCKS (Cost: $28,933,505)		25,057,978

SHORT-TERM INVESTMENT—0.2%
MONEY MARKET FUND—0.2%
United States—0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(b) (Cost: $63,834)	63,834	63,834

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—6.9%
MONEY MARKET FUND—6.9%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(c) (Cost: $1,725,109)(d)	1,725,109	1,725,109

TOTAL INVESTMENTS IN SECURITIES—106.8% (Cost: $30,722,448)(e)		26,846,921
Liabilities in Excess of Foreign Currency and Other Assets—(6.8)%		(1,706,898)

NET ASSSETS—100.0%		$25,140,023

(a)	Security, or portion thereof, was on loan at December 31, 2008.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2008.
(c)	Interest rate shown reflects yield as of December 31, 2008.
(d)	At December 31, 2008, the total market value of the Fund’s securities on loan was $1,620,786 and the total market value of the collateral held by the Fund was $1,725,109.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Health Care Sector Fund

Industry Breakdown† as of 12/31/08

Pharmaceuticals, Biotechnology & Life Sciences	69.9%
Health Care Equipment & Services	27.6%
Materials	2.1%
Household & Personal Products	0.1%
Other	0.3%
†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)

WisdomTree International Industrial Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.7%
Australia—9.5%
Amcor Ltd.	25,281	$102,230
Ansell Ltd.	1,130	9,872
Ausdrill Ltd.	2,026	1,243
Austal Ltd.	5,606	7,622
Bradken Ltd.	4,618	8,822
Brambles Ltd.	26,150	135,280
Cabcharge Australia Ltd.	1,583	7,008
Coffey International Ltd.	3,554	3,964
ConnectEast Group(a)	43,183	16,559
Crane Group Ltd.	3,164	20,625
CSR Ltd.	50,003	61,357
GWA International Ltd.	17,599	35,583
Hills Industries Ltd.	10,563	22,830
Leighton Holdings Ltd.(b)	3,803	73,313
Macquarie Airports(a)	89,636	149,986
Macquarie Infrastructure Group(a)	31,044	37,011
Monadelphous Group Ltd.	2,766	12,998
PMP Ltd.	9,337	3,255
Qantas Airways Ltd.	132,483	242,925
Regional Express Holdings Ltd.	14,734	9,913
Spotless Group Ltd.	2,505	4,925
Toll Holdings Ltd.	15,206	65,412
Transfield Services Ltd.	8,483	10,764
Transpacific Industries Group Ltd.	3,495	7,944
Transurban Group(a)	51,273	193,037
United Group Ltd.	4,139	23,807
Wattyl Ltd.	663	370
Wesfarmers Ltd.	19,167	240,538
WHK Group Ltd.	14,111	8,756

Total Australia		1,517,949

Austria—0.8%
Andritz AG	637	16,080
BWT AG	535	8,180
Flughafen Wien AG	534	23,568
Mayr Melnhof Karton AG	162	11,424
Oesterreichische Post AG	1,142	38,257
Palfinger AG	163	2,547
Wienerberger AG	1,822	30,139

Total Austria		130,195

Belgium—0.6%
Bekaert S.A.	375	25,188
Compagnie Maritime Belge S.A.	1,451	36,305
Euronav N.V.	1,313	17,905
EVS Broadcast Equipment S.A.	196	6,947

Total Belgium		86,345

Denmark—0.5%
A/S Dampskibsselskabet Torm	1,767	18,810
D/S Norden	1,075	36,739
DSV A/S	220	2,321
FLSmidth & Co. A/S	500	16,901
NKT Holding A/S	279	5,510
Sjaelso Gruppen	143	548

Total Denmark		80,829

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Industrial Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Finland—2.2%
Cargotec Corp. Class B	1,077	$12,111
Finnair Oyj	2,837	19,284
Fiskars Oyj Abp Class A	1,192	11,532
Huhtamaki Oyj	2,047	12,520
KCI Konecranes Oyj Class B	755	12,678
Kone Oyj Class B	2,531	54,638
Lassila & Tikanoja Oyj	1,207	18,456
Metso Oyj	4,183	49,540
PKC Group Oyj	695	3,140
Poyry Oyj	969	10,533
Rapala VMC Oyj	1,170	5,660
Uponor Corp.	4,853	51,944
Wartsila Oyj Class B	2,607	76,137
YIT Oyj	2,580	16,425

Total Finland		354,598

France—15.7%
Aeroports de Paris	1,464	98,475
Air France-KLM	7,052	89,890
Alstom S.A.	1,483	86,539
Assystem	607	4,691
Bourbon S.A.	70	1,755
Bouygues S.A.	6,802	285,544
Carbone Lorraine	307	7,598
Cie de Saint-Gobain S.A.	11,107	518,683
Haulotte Group	413	2,555
Legrand S.A.	5,562	105,612
Manitou BF S.A.	423	4,792
Nexans S.A.	216	12,776
Schneider Electric S.A.	6,066	446,897
Seche Environnement S.A.	72	4,433
Societe Des Autoroutes Paris-Rhin-Rhone	1,689	116,803
Teleperformance	287	7,947
Thales S.A.	3,497	145,004
Vallourec S.A.	1,059	119,238
VINCI S.A.	10,085	420,560
Zodiac S.A.	697	25,190

Total France		2,504,982

Germany—11.6%
Bilfinger Berger AG	626	32,475
CTS Eventim AG	164	5,458
Demag Cranes AG	301	7,866
Deutsche Lufthansa AG	16,842	261,972
Deutsche Post AG	25,377	420,128
Elexis AG	241	2,576
Fraport AG Frankfurt Airport Services Worldwide	1,428	61,356
Heidelberger Druckmaschinen AG	2,904	24,422
Hochtief AG	738	36,664
IDS Scheer AG	581	4,846
Indus Holding AG	325	6,054
Krones AG	173	7,472
KUKA AG	331	5,830
MAN AG	2,480	133,480
Medion AG	137	1,200
MTU Aero Engines Holding AG	549	14,942
Rheinmetall AG	391	12,446
Siemens AG	8,369	612,843
ThyssenKrupp AG	7,426	195,714

Total Germany		1,847,744

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Industrial Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Hong Kong—3.7%
Beijing Enterprises Holdings Ltd.	4,000	$16,309
Cathay Pacific Airways Ltd.(b)	89,000	100,137
China Everbright International Ltd.	22,000	4,059
China Merchants Holdings International Co., Ltd.	18,405	35,575
China Resources Enterprise	22,000	38,378
Guangdong Investment Ltd.	78,000	31,300
Hong Kong Aircraft Engineering Co. Ltd.	1,600	13,151
Hung Hing Printing Group Ltd.	38,000	6,913
Hutchison Whampoa Ltd.	38,000	190,486
MTR Corp.	44,000	101,963
New World Development Ltd.	36,000	36,510
Shougang Concord International Enterprises Co., Ltd.	62,000	6,880
Singamas Container Holdings Ltd.	14,000	858
Techtronic Industries Co.	9,000	1,788
Tianjin Development Holdings Ltd.	2,000	668

Total Hong Kong		584,975

Ireland—0.2%
DCC PLC	737	10,552
Kingspan Group PLC	4,813	20,339

Total Ireland		30,891

Italy—2.1%
Astaldi SpA	1,175	6,452
Atlantia SpA	8,170	148,773
Autostrada Torino-Milano SpA	1,237	9,388
CIR-Compagnie Industriali Riunite SpA	1,523	1,543
Esprinet SpA	545	2,483
Finmeccanica SpA	5,700	86,284
Gemina SpA	32,284	16,470
Gewiss SpA	1,170	4,229
I.M.A. Industria Macchine Automatiche SpA	1,053	19,409
Panariagroup Industrie Ceramiche SpA	2,014	6,299
Pirelli & C. SpA RSP	21,500	8,039
Prysmian SpA	1,694	26,138
Societa Iniziative Autostradali e Servizi SpA	729	4,499

Total Italy		340,006

Japan—17.4%
Aeon Delight Co., Ltd.	100	2,874
Aichi Corp.	3,500	13,359
Amada Co., Ltd.	5,000	23,718
Asahi Glass Co., Ltd.	13,000	72,278
Asahi Organic Chemicals Industry Co., Ltd.	7,000	23,012
Asahi Pretec Corp.	500	5,670
Asunaro Aoki Construction Co., Ltd.	1,500	7,264
Canon Marketing Japan, Inc.	800	12,698
Chiyoda Corp.	1,000	5,394
Chofu Seisakusho Co., Ltd.	500	12,107
Chugoku Marine Paints Ltd.	2,000	14,341
Dai Nippon Printing Co., Ltd.	8,000	86,398
Daifuku Co., Ltd.	1,500	8,555
Daiichi Chuo Kisen Kaisha	4,000	10,943
Daikin Industries, Ltd.	1,000	25,538
Daikoku Denki Co., Ltd.	300	4,613
Duskin Co., Ltd.	700	12,278
Eagle Industry Co., Ltd.	1,000	3,475
Fanuc Ltd.	1,500	104,082
Fuji Electric Holdings Co., Ltd.	13,000	19,073
Fujimi, Inc.	800	9,240
Furukawa Co., Ltd.	2,000	2,008
Gun-Ei Chemical Industry Co., Ltd.	3,000	7,082

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Industrial Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Hankyu Hanshin Holdings, Inc.	11,000	$62,736
Haseko Corp.	6,500	6,740
Hitachi Cable Ltd.	5,000	11,031
Hitachi Chemical Co., Ltd.	1,100	11,188
Hitachi Construction Machinery Co., Ltd.	1,800	20,611
Hitachi Koki Co., Ltd.	800	6,584
Hitachi Ltd.	16,000	60,894
Hitachi Tool Engineering Ltd.	400	2,921
Idec Corp.	500	5,052
IHI Corp.	5,000	6,233
Iino Kaiun Kaisha Ltd.	800	5,066
Inui Steamship Co., Ltd.	200	1,472
Japan Transcity Corp.	2,000	8,781
JGC Corp.	3,000	43,287
JS Group Corp.	4,600	70,027
JTEKT Corp.	300	2,274
Juki Corp.	3,000	3,078
Kaga Electronics Co., Ltd.	500	5,940
Kajima Corp.	1,000	3,420
Kandenko Co., Ltd.	3,000	23,431
Kawasaki Heavy Industries Ltd.	3,000	5,924
Kawasaki Kisen Kaisha Ltd.	10,000	45,450
Keihin Electric Express Railway Co., Ltd.	3,000	26,310
Keio Corp.	5,000	29,675
Kintetsu Corp.	10,000	45,670
Kitz Corp.	3,000	9,134
Komatsu Ltd.	6,100	75,232
Kubota Corp.	13,000	90,921
Kurita Water Industries Ltd.	1,000	26,255
Kyodo Printing Co., Ltd.	5,000	12,355
Lintec Corp.	500	6,790
Mabuchi Motor Co., Ltd.	500	20,353
Maeda Corp.	3,000	11,914
Makita Corp.	1,300	28,208
Maruichi Steel Tube Ltd.	700	19,112
Maruzen Showa Unyu Co., Ltd.	2,000	6,486
Matsuda Sangyo Co., Ltd.	250	2,430
Minebea Co., Ltd.	5,000	16,823
Mitsubishi Heavy Industries Ltd.	15,000	65,361
Mitsubishi Materials Corp.	8,000	19,680
Mitsubishi Steel Manufacturing Co., Ltd.	2,000	5,097
Mitsui Engineering & Shipbuilding Co., Ltd.	5,000	8,163
Mitsui Mining & Smelting Co., Ltd.	4,000	8,252
Mitsui O.S.K. Lines Ltd.	13,000	77,728
Miura Co., Ltd.(b)	500	12,135
Nagoya Railroad Co., Ltd.	5,000	15,885
Neturen Co., Ltd.	200	1,363
NGK Insulators Ltd.	1,000	10,954
Nihon Yamamura Glass Co., Ltd.	9,000	19,559
Nikkiso Co., Ltd.	1,000	5,626
Nippo Corp.	2,000	16,790
Nippon Densetsu Kogyo Co., Ltd.	1,000	11,638
Nippon Express Co., Ltd.	10,000	41,258
Nippon Koei Co., Ltd.	3,000	7,049
Nippon Sheet Glass Co., Ltd.	5,000	16,051
Nippon Signal Co., Ltd.	1,000	6,652
Nippon Valqua Industries Ltd.	5,000	12,852
Nippon Yusen K.K.	13,000	78,157
Nishimatsu Construction Co., Ltd.	5,000	7,391
Nishi-Nippon Railroad Co., Ltd.	3,000	12,808
Nissha Printing Co., Ltd.	100	3,894
Nitto Denko Corp.	800	15,056
Nitto Kogyo Corp.	300	2,691
Nitto Kohki Co., Ltd.	300	5,242
NOK Corp.	100	692
Nomura Co., Ltd.	3,000	8,439

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Industrial Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
NSK Ltd.	5,000	$18,312
NTN Corp.	5,000	14,727
Obayashi Corp.	5,000	29,233
Odakyu Electric Railway Co., Ltd.	5,000	43,298
Okabe Co., Ltd.	2,900	13,084
OKUMA Corp.	3,000	11,020
Okumura Corp.(b)	5,000	24,876
OSG Corp.(b)	1,000	8,373
Pack Corp. (The)	1,000	15,510
Panasonic Electric Works Ltd.	5,000	43,464
Ryosan Co., Ltd.	500	11,831
Sakata INX Corp.	3,000	10,491
Sankyo-Tateyama Holdings, Inc.	2,000	1,853
Sanshin Electronics Co., Ltd.	1,600	14,120
Sanwa Shutter Corp.	5,000	18,919
Secom Co., Ltd.	1,500	76,117
Shikoku Chemicals Corp.	1,000	4,170
Shimizu Corp.	9,000	51,627
Shinko Electric Co., Ltd.	2,000	6,707
Shinwa Kaiun Kaisha Ltd.	3,000	7,943
Sodick Co., Ltd.	1,300	2,036
Sohgo Security Services Co., Ltd.	1,300	13,366
Sumitomo Electric Industries Ltd.	4,000	30,094
Sumitomo Heavy Industries Ltd.	3,000	11,583
Taihei Dengyo Kaisha Ltd.	1,000	11,120
Taihei Kogyo Co., Ltd.	3,000	9,068
Taikisha Ltd.	1,000	14,076
Taisei Corp.	10,000	26,917
Taiyo Ink Manufacturing Co., Ltd.	400	7,541
Takiron Co., Ltd.	5,000	16,713
Tamron Co., Ltd.	200	1,730
THK Co., Ltd.	1,000	10,259
Tobu Railway Co., Ltd.	5,000	29,509
Tocalo Co., Ltd.	300	2,611
Toda Corp.	5,000	18,092
Toho Titanium Co., Ltd.(b)	300	3,210
Tokai Rubber Industries, Inc.	1,000	8,119
Tokyo Energy & Systems, Inc.	3,000	22,438
Tokyo Kikai Seisakusho Ltd.(b)	3,000	5,758
Tokyu Community Corp.	1,000	20,585
Tokyu Corp.	5,000	24,766
Tomoku Co., Ltd.	4,000	8,119
Tonami Transportation Co., Ltd.	3,000	7,711
Toppan Forms Co., Ltd.	800	10,087
Toppan Printing Co., Ltd.	5,000	37,728
Topy Industries Ltd.	5,000	8,770
Tosho Printing Co., Ltd.	6,000	14,760
Toyo Seikan Kaisha Ltd.	800	13,520
Tsukishima Kikai Co., Ltd.	1,000	6,751
Union Tool Co.	200	4,457
Ushio, Inc.	1,000	12,984
USS Co., Ltd.	490	25,622
Yamato Holdings Co., Ltd.	5,000	63,982
Yurtec Corp.	4,000	24,313
Zenrin Co., Ltd.(b)	300	3,607

Total Japan		2,779,948

Netherlands—5.2%
Aalberts Industries N.V.	611	4,298
Akzo Nobel N.V.	4,671	191,152
Arcadis N.V.	330	4,311
Ballast Nedam N.V. CVA	356	6,844
Brunel International	780	9,216
Draka Holding	126	1,145
European Aeronautic Defence and Space Co. EADS N.V.	3,558	59,498

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Industrial Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Grontmij N.V. CVA	11	$268
Heijmans N.V.	371	1,753
Kardan N.V.	266	569
Koninklijke BAM Groep N.V.	3,392	30,223
Koninklijke Boskalis Westminster CVA	1,383	31,913
Koninklijke Philips Electronics N.V.	15,073	289,770
Koninklijke Vopak N.V.	930	34,904
Smit Internationale N.V.	309	15,072
TKH Group N.V. CVA	891	9,908
TNT N.V.	6,383	122,087
Wavin N.V.	4,378	14,180

Total Netherlands		827,111

New Zealand—0.6%
Air New Zealand Ltd.	47,408	26,597
Auckland International Airport Ltd.	49,931	47,271
Freightways Ltd.	4,930	9,219
Infratil Ltd.	3,065	2,920
Mainfreight Ltd.	1,001	2,820

Total New Zealand		88,827

Norway—0.7%
Aker Solutions ASA	3,191	20,507
Fred Olsen Energy ASA	480	12,614
Norsk Hydro ASA	10,400	41,290
Scana Industrier	3,000	3,513
Tomra Systems ASA	3,800	12,808
Veidekke ASA	7,200	22,930
Wilh Wilhelmsen ASA Class A	100	1,357

Total Norway		115,019

Portugal—0.4%
BRISA	7,400	55,042
Mota Engil, SGPS S.A.	2,240	7,317

Total Portugal		62,359

Singapore—3.9%
Asia Environment Holdings Ltd.	39,000	2,842
China Aviation Oil Singapore Corp., Ltd.	8,000	4,276
Chip Eng Seng Corp., Ltd.	14,000	1,846
ComfortDelgro Corp., Ltd.	66,999	67,429
Cosco Corp., Ltd.(b)	22,000	14,506
CWT Ltd.	7,000	1,482
First Ship Lease Trust	9,000	3,061
Fraser and Neave Ltd.	12,000	24,571
Hi-P International Ltd.	10,000	2,082
Jaya Holdings Ltd.	16,000	3,165
Midas Holdings Ltd.	7,000	2,356
Neptune Orient Lines Ltd.	26,000	20,212
Pan-United Corp., Ltd.	11,000	2,939
Raffles Education Corp., Ltd.	24,000	9,412
Rickmers Maritime	11,000	2,978
SBS Transit Ltd.	6,500	7,670
SembCorp Industries Ltd.	37,000	59,580
SembCorp Marine Ltd.	29,333	34,204
SIA Engineering Co., Ltd.	3,000	4,165
Singapore Airlines Ltd.	17,000	132,861
Singapore Airport Terminal Services Ltd.	16,000	15,547
Singapore Post Ltd.	72,710	40,121

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Industrial Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Singapore Shipping Corp., Ltd.	47,412	$6,088
Singapore Technologies Engineering Ltd.	64,000	105,278
SMRT Corp., Ltd.	49,000	56,117
United Engineers Ltd.	3,000	2,436

Total Singapore		627,224

Spain—6.8%
Abengoa, S.A.	247	4,052
Abertis Infraestructuras, S.A.	8,195	143,532
Acciona, S.A.	622	76,950
ACS, Actividades Cons y Servicious, S.A.(b)	7,829	355,320
Cintra Concesiones de Infraestructuras de Transporte, S.A.	742	5,487
Duro Felguera, S.A.	2,175	11,277
Fomento de Construcciones y Contratas, S.A.(b)	3,331	108,024
Gamesa Corp. Tecnologica, S.A.	1,110	19,657
Grupo Ferrovial, S.A.	1,790	48,719
Iberia Lineas Aereas de Espana	42,929	118,153
Prosegur Cia de Seguridad, S.A.	409	13,321
Sacyr Vallehermoso, S.A.	3,635	32,187
Tecnicas Reunidas, S.A.	104	2,661
Uralita, S.A.	3,343	19,703
Viscofan, S.A.	381	7,446
Zardoya Otis, S.A.(b)	6,409	113,053

Total Spain		1,079,542

Sweden—8.3%
AB Volvo Class A	21,126	116,744
AB Volvo Class B	38,871	210,872
Alfa Laval AB	6,444	55,004
Assa Abloy AB Class B	7,000	78,339
Atlas Copco AB Class A	11,725	98,970
Atlas Copco AB Class B	3,954	29,750
Cardo AB	161	2,331
Connecta AB	750	3,803
Hexagon AB	1,870	8,962
Hoganas AB	886	7,843
Husqvarna AB Class A	1,301	6,235
Husqvarna AB Class B	4,000	20,891
Industrivarden AB Class A	1,900	12,013
Industrivarden AB Class C	5,800	41,990
Intrum Justitia AB	697	6,919
Lindab International AB	54	331
NCC AB Class B	2,921	18,432
Nibe Industrier AB Class B	621	3,487
Niscayah Group AB	6,164	5,183
Peab AB	3,000	8,194
Peab Industries AB Class B	107	436
Rederi AB Transatlantic	1,786	7,182
Saab AB Class B	1,072	9,693
Sandvik AB	20,751	128,579
Scania AB Class A	7,800	75,949
Scania AB Class B	8,100	79,638
Seco Tools Class B	1,072	8,134
Securitas AB Class B	6,000	48,748
Skanska AB Class B	12,400	121,523
SKF AB Class B	10,688	104,407
Trelleborg AB Class B	1,379	8,405

Total Sweden		1,328,987

Switzerland—1.6%
Bucher Industries AG	32	3,157
Geberit AG	478	50,793
Kuehne + Nagel International AG	1,115	70,765

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Industrial Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Panalpina Welttransport Holding AG	350	$19,401
Schindler Holding AG	68	3,073
Schindler Holding AG Participating Shares	803	35,497
SGS, S.A.	46	47,541
Sulzer AG	359	20,238
Von Roll Holding AG	193	1,389

Total Switzerland		251,854

United Kingdom—7.9%
Aggreko PLC	762	4,884
AMEC PLC	3,034	21,494
Arriva PLC	5,354	46,302
Atkins WS PLC	566	5,460
Babcock International Group	1,085	7,398
BAE Systems PLC	49,571	268,512
Balfour Beatty PLC	7,994	37,842
BBA Aviation PLC	16,737	16,604
Business Post Group PLC	1,535	5,004
Carillion PLC	8,475	30,219
Chemring Group PLC	153	4,290
Chloride Group PLC	2,297	4,756
Clarkson PLC	498	2,470
Cobham PLC	18,748	55,392
Communisis PLC	10,904	7,212
Davis Service Group PLC	2,747	10,733
De La Rue PLC	128	1,667
DS Smith PLC	1,527	1,663
Fenner PLC	2,253	2,308
Firstgroup PLC	9,615	59,996
Go-Ahead Group PLC	1,288	19,240
GS4 PLC	15,359	45,269
Hill & Smith Holdings PLC	882	2,549
Hogg Robinson Group PLC	21,865	1,562
IMI PLC	9,859	38,520
Intertek Group PLC	660	7,440
ITE Group PLC	5,126	4,477
James Fisher & Sons PLC	629	3,174
Keller Group PLC	704	5,820
Management Consulting Group PLC	24,560	7,680
Meggitt PLC	8,989	20,646
Melrose PLC	4,028	5,024
Mitie Group	4,600	13,608
Morgan Sindall PLC	838	6,530
Mouchel Group PLC	1,697	8,326
National Express Group PLC	3,479	24,747
Premier Farnell PLC	12,311	24,603
Rentokil Initial PLC	68,360	43,245
Rexam PLC	18,386	92,785
Ricardo PLC	3,182	9,996
Rotork PLC	524	5,963
RPC Group PLC	1,446	3,514
RPS Group PLC	1,358	2,733
Savills PLC	5,723	18,411
Senior PLC	5,218	2,926
Shanks Group PLC	7,238	11,343
SIG PLC	1,883	4,833
Smiths Group PLC	6,346	80,747
Spectris PLC	2,139	16,453
Spirax-Sarco Engineering PLC	868	11,332
Stagecoach Group PLC	10,791	21,759
Tomkins PLC	33,254	58,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree International Industrial Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Ultra Electronics Holdings	503	$8,194
UMECO PLC	583	2,179
VT Group PLC	1,809	14,487
Weir Group (The)	3,664	16,331
WSP Group PLC	458	1,337

Total United Kingdom		1,260,796

TOTAL COMMON STOCKS (Cost: $30,236,266)		15,900,181

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—3.3%
MONEY MARKET FUND—3.3%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(c) (Cost: $532,651)(d)	532,651	532,651

TOTAL INVESTMENTS IN SECURITIES—103.0% (Cost: $30,768,917)(e)		16,432,832
Liabilities in Excess of Foreign Currency and Other Assets —(3.0)%		(477,139)

NET ASSETS—100.0%		$15,955,693

RSP-Risparmio Italian Savings Shares.

(a)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Security, or portion thereof, was on loan at December 31, 2008.
(c)	Interest rate shown reflects yield as of December 31, 2008.
(d)	At December 31, 2008, the total market value of the Fund’s securities on loan was $499,377 and the total market value of the collateral held by the Fund was $532,651.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Industrial Sector Fund

Industry Breakdown† as of 12/31/08

Capital Goods	55.7%
Transportation	26.1%
Materials	6.0%
Commercial & Professional Services	5.5%
Food & Staples Retailing	1.5%
Technology Hardware & Equipment	1.1%
Consumer Durables & Apparel	0.7%
Utilities	0.7%
Energy	0.6%
Retailing	0.6%
Diversified Financials	0.4%
Real Estate	0.3%
Automobiles & Components	0.1%
Health Care Equipment & Services	0.1%
Consumer Services	0.1%
Media	0.1%
Software & Services	0.1%
Food, Beverage & Tobacco	0.0%#
Other	0.3%
†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
#	Amount represents less than 0.05%.

Schedule of Investments (unaudited)

WisdomTree International Technology Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.7%
Australia—1.6%
Computershare Ltd.	8,209	$44,642
DWS Advanced Business Solution Ltd.	7,512	3,142
Infomedia Ltd.	4,569	908
MYOB Ltd.	14,627	11,320
Oakton Ltd.	3,059	2,698
Salmat Ltd.	9,797	21,857
SMS Management & Technology Ltd.	1,471	1,836
UXC Ltd.	24,955	8,786

Total Australia		95,189

Austria—0.0%
A&T Austria Technologie & Systemtechnik AG	345	1,578

Belgium—0.4%
Barco N.V.	359	8,933
Melexis N.V.	1,902	13,219

Total Belgium		22,152

Finland—20.8%
F-Secure Oyj	419	1,095
Nokia Oyj	77,347	1,193,429
TietoEnator Oyj	1,740	18,793

Total Finland		1,213,317

France—5.4%
CapGemini S.A.	2,935	112,195
Dassault Systemes S.A.	1,179	52,976
GFI Informatique	944	3,372
Groupe Steria SCA	171	1,894
Iliad S.A.	176	15,168
Ingenico	281	4,332
LaCie S.A.	1,551	4,290
Neopost S.A.	1,342	120,937

Total France		315,164

Germany—7.9%
Bechtle AG	192	3,646
Epcos AG	1,177	29,499
Freenet AG	2,210	12,749
Kizoo AG	2,011	14,396
Kontron AG	692	6,993
SAP AG	8,798	308,677
Software AG	529	29,413
United Internet AG	1,813	15,852
Wincor Nixdorf AG	865	40,533

Total Germany		461,758

Hong Kong—0.7%
Lenovo Group Ltd.(a)	152,000	41,382

Italy—0.1%
SAES Getters RSP	229	1,671
SAES Getters SpA	478	3,973

Total Italy		5,644

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Technology Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Japan—44.8%
Advantest Corp.	2,300	$36,282
Ai Holdings Corp.	1,200	3,839
Alps Electric Co., Ltd.	1,900	9,117
Amano Corp.(a)	1,400	10,795
Anritsu Corp.	2,000	4,633
Brother Industries Ltd.	2,500	14,534
Canon Electronics, Inc.	500	6,972
Canon Finetech, Inc.	800	8,525
Canon, Inc.	16,000	488,913
Chiyoda Integre Co., Ltd.	200	2,403
Citizen Holdings Co., Ltd.	3,600	12,708
CSK Holdings Corp.	1,100	5,873
Denki Kogyo Co., Ltd.	3,000	18,500
Disco Corp.	300	6,063
DTS Corp.	100	927
Eizo Nanao Corp.	400	6,398
Epson Toyocom Corp.	3,000	5,527
Foster Electric Co., Ltd.	300	2,270
FUJI SOFT, Inc.	200	4,188
Fujitsu Ltd.	16,000	75,721
Hamamatsu Photonics K.K.	700	13,174
Hirose Electric Co., Ltd.	300	29,851
Hitachi Information Systems Ltd.	600	12,258
Hitachi Kokusai Electric, Inc.	1,000	5,207
Hitachi Maxell Ltd.	700	6,432
Hitachi Software Engineering Co., Ltd.	800	12,161
Hitachi Systems & Services Ltd.	600	6,122
Horiba Ltd.	400	5,458
HOYA Corp.	6,900	117,296
Ibiden Co., Ltd.	1,200	24,066
Information Services International-Dentsu, Ltd.	200	1,275
Itochu Techno-Solutions Corp.	1,000	23,938
Keyence Corp.	100	20,077
Koa Corp.	600	3,369
Kokuyo Co., Ltd.	800	5,745
Konica Minolta Holdings, Inc.	3,000	22,571
Kyocera Corp.	1,200	84,457
Megachips Corp.	300	5,318
Mimasu Semiconductor Industry Co., Ltd.	100	927
Mitsubishi Electric Corp.	14,000	85,252
Mitsumi Electric Co., Ltd.	1,000	16,900
NEC Corp.	16,000	52,421
NEC Fielding Ltd.	1,300	17,395
NEC Mobiling Ltd.	700	10,996
NEC Networks & System Integration Corp.	400	4,810
Nichicon Corp.	900	5,669
Nidec Copal Corp.	600	4,110
Nidec Copal Electronics Corp.	900	4,726
Nidec Sankyo Corp.	1,000	3,673
Nihon Dempa Kogyo Co., Ltd.	200	2,308
Nippon Chemi-Con Corp.	2,000	4,170
Nippon Electric Glass Co., Ltd.	1,000	5,108
Nomura Research Institute Ltd.	3,000	55,896
NS Solutions Corp.	700	9,004
NSD Co., Ltd.	800	6,195
Obic Co., Ltd.	130	20,923
Okamura Corp.	1,000	5,538
Oracle Corp. Japan	3,654	155,996
Otsuka Corp.	400	17,915
Panasonic Corp.	27,000	331,507
Ricoh Co., Ltd.	9,000	111,594
Roland DG Corp.	300	4,385
Sanken Electric Co., Ltd.	3,000	11,517
Sato Corp.	400	4,466

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree International Technology Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Seiko Epson Corp.	2,000	$30,976
Shimadzu Corp.	1,000	6,145
Shindengen Electric Manufacturing Co., Ltd.	1,000	1,787
Shinko Electric Industries Co., Ltd.	1,000	7,954
SMK Corp.	1,000	2,912
Softbank Corp.	800	14,147
Star Micronics Co., Ltd.	1,100	11,431
Sumco Corp.	3,400	41,633
Sumisho Computer Systems Corp.	800	13,061
Taiyo Yuden Co., Ltd.	1,000	5,516
Takachiho Electric Co., Ltd.	200	1,849
TDK Corp.	1,600	57,363
TKC Corp.	100	2,060
Tokyo Electron Ltd.	1,500	51,296
Tokyo Seimitsu Co., Ltd.(a)	300	2,469
Toshiba Corp.	29,000	117,088
Toshiba TEC Corp.	3,000	8,869
Trans Cosmos, Inc.(a)	900	6,334
Trend Micro, Inc.	2,500	85,217
Ulvac, Inc.	100	1,496
Uniden Corp.	2,000	3,067
Yahoo Japan Corp.	72	28,991
Yamatake Corp.	900	21,395
Yaskawa Electric Corp.	2,000	7,854
Yokogawa Electric Corp.	2,300	14,767

Total Japan		2,622,041

Netherlands—2.4%
ASML Holding N.V.	3,711	65,770
Exact Holding N.V.	1,449	26,547
OCE N.V.	4,660	20,340
STMicroelectronics N.V.	4,177	26,505

Total Netherlands		139,162

Norway—0.2%
EDB Business Partner ASA	3,200	6,124
Tandberg ASA	600	6,461

Total Norway		12,585

Singapore—0.6%
Creative Technology Ltd.	3,550	10,595
Venture Corp., Ltd.	8,000	24,321

Total Singapore		34,916

Spain—1.2%
Indra Sistemas S.A.	3,087	69,474

Sweden—8.6%
Axis Communications AB	702	5,104
Telefonaktiebolaget LM Ericsson, Class A	5,400	40,493
Telefonaktiebolaget LM Ericsson, Class B	61,154	454,714

Total Sweden		500,311

Switzerland—0.3%
Huber & Suhner AG	298	10,359
Kudelski S.A.	642	6,738

Total Switzerland		17,097

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree International Technology Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
United Kingdom—4.7%
ARM Holdings PLC	17,067	$21,225
Computacenter PLC	7,511	9,719
Cookson Group PLC	2,403	4,379
Dimension Data Holdings PLC	5,170	2,843
Domino Printing Sciences PLC	3,892	11,359
E2V Technologies PLC	983	2,968
Fidessa Group PLC	779	5,522
Halma PLC	7,302	21,259
Laird PLC	3,006	6,007
Logica PLC	51,703	51,292
Micro Focus International PLC	4,148	16,848
Misys PLC	13,115	18,715
Psion PLC	557	406
Renishaw PLC	1,211	8,601
RM PLC	1,312	3,207
Sage Group PLC (The)	34,847	85,172
TT electronics PLC	8,007	4,029
Vitec Group PLC (The)	896	3,034

Total United Kingdom		276,585

TOTAL COMMON STOCKS (Cost: $9,657,093)		5,828,355

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—1.0%
MONEY MARKET FUND—1.0%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(b) (Cost: $60,073)(c)	60,073	60,073

TOTAL INVESTMENTS IN SECURITIES—100.7% (Cost: $9,717,166)(d)		5,888,428
Liabilities in Excess of Foreign Currency and Other Assets—(0.7)%		(40,726)

NET ASSETS—100.0%		$5,847,702

RSP – Risparmio Italian Savings Shares.

(a)	Security, or portion thereof, was on loan at December 31, 2008.
(b)	Interest rate shown reflects yield as of December 31, 2008.
(c)	At December 31, 2008, the total market value of the Fund’s securities on loan was $54,888 and the total market value of the collateral held by the Fund was $60,073.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Technology Sector Fund

Industry Breakdown† as of 12/31/08

Technology Hardware & Equipment	61.2%
Software & Services	24.2%
Consumer Durables & Apparel	5.8%
Semiconductors & Semiconductor Equipment	5.1%
Capital Goods	2.0%
Telecommunication Services	0.7%
Commercial & Professional Services	0.7%
Other	0.3%
†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)

Wisdom Tree International Utilities Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.8%
Australia—2.4%
AGL Energy Ltd.	27,563	$293,250
APA Group(a)	54,504	114,001
Babcock & Brown Wind Partners(a)	38,217	24,114
DUET Group(a)	32,615	39,339
Energy Developments Ltd.	4,193	6,870
Envestra Ltd.(a)	142,036	36,145
Hastings Diversified Utilities Fund(a)	26,743	40,647
Origin Energy Ltd.	22,514	253,032
SP AusNet(a)	134,652	89,185
Spark Infrastructure Group(b)	133,382	120,891

Total Australia		1,017,474

Austria—0.8%
EVN AG	3,177	48,578
Verbund (Oesterreichische Elektrizitaetswirtschafts-AG) Class A	5,764	260,878

Total Austria		309,456

Finland—1.3%
Fortum Oyj	26,186	554,369

France—23.8%
Electricite de France	60,760	3,505,064
Gaz de France S.A.	111,367	5,468,509
Sechilienne-Sidec	990	44,037
Veolia Environnement S.A.	25,586	789,561

Total France		9,807,171

Germany—13.0%
E.ON AG	78,472	3,102,234
RWE AG	25,246	2,235,436

Total Germany		5,337,670

Hong Kong—4.5%
China Power International Development Ltd.	86,000	17,754
China Resources Power Holdings Co.	60,000	115,352
CLP Holdings Ltd.	134,322	911,633
Hong Kong & China Gas Co., Ltd.	134,360	202,835
HongKong Electric Holdings Ltd.	109,886	616,764

Total Hong Kong		1,864,338

Italy—13.6%
A2A SpA	154,884	273,642
ACEA SpA	13,170	176,387
AcegasAps SpA	3,361	23,021
Actelios SpA	1,009	4,278
Ascopiave SpA	19,915	40,832
Edison SpA	211,128	262,663
Enel SpA	552,339	3,472,277
Hera SpA	38,000	80,817
Iride SpA	39,245	50,870
Snam Rete Gas SpA	145,358	800,137
Terna Rete Elettrica Nazionale SpA	129,576	420,573

Total Italy		5,605,497

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

Wisdom Tree International Utilities Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Japan—13.4%
Chubu Electric Power Co., Inc.	23,800	$718,070
Chugoku Electric Power Co., Inc. (The)	10,600	277,132
Electric Power Development Co., Ltd.	3,600	139,393
Hokkaido Electric Power Co., Inc.	7,900	198,263
Hokuriku Electric Power Co.	5,700	160,342
Kansai Electric Power Co., Inc. (The)	31,900	914,948
Kyushu Electric Power Co., Inc.	16,800	442,934
Okinawa Electric Power Co., Inc. (The)	200	14,716
Osaka Gas Co., Ltd.	53,000	242,052
Saibu Gas Co., Ltd.	11,000	30,579
Shikoku Electric Power Co., Inc.	5,400	180,496
Shizuoka Gas Co., Ltd.	1,000	6,343
Toho Gas Co., Ltd.	10,000	65,306
Tohoku Electric Power Co., Inc.	17,700	475,450
Tokai Corp.	1,000	5,185
Tokyo Electric Power Co., Inc. (The)	39,600	1,310,535
Tokyo Gas Co., Ltd.	66,000	331,274

Total Japan		5,513,018

New Zealand—1.0%
Contact Energy Ltd.	37,066	158,778
TrustPower Ltd.	21,944	94,898
Vector Ltd.	119,879	140,815

Total New Zealand		394,491

Norway—0.0%
Hafslund ASA	2,300	22,172

Portugal—1.4%
Energias de Portugal S.A.	158,454	593,598

Spain—12.8%
Enagas	9,569	206,969
Endesa S.A.(c)	40,945	1,627,785
Gas Natural SDG S.A.	10,921	292,836
IBERDROLA S.A.	191,000	1,736,366
Red Electrica de Espana, S.A.	4,201	210,225
Sociedad General de Aguas de Barcelona S.A. Class A	3,295	66,871
Union Fenosa S.A.	45,404	1,119,008

Total Spain		5,260,060

Switzerland—0.3%
BKW FMB Energie AG	1,238	118,641

United Kingdom—11.5%
British Energy Group PLC	55,475	616,937
Centrica PLC	236,225	903,423
Drax Group PLC	9,146	73,770
International Power PLC	49,741	171,815
National Grid PLC	167,246	1,644,733
Northumbrian Water Group PLC	25,131	85,362
Pennon Group PLC	13,953	99,853
Scottish & Southern Energy PLC	49,470	865,598
Severn Trent PLC	5,640	97,145
United Utilities Group Plc	19,142	172,422

Total United Kingdom		4,731,058

TOTAL COMMON STOCKS (Cost: $60,487,512)		41,129,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

Wisdom Tree International Utilities Sector Fund

December 31, 2008

Investments	Shares	U.S. $ Value
RIGHTS*—0.0%
Australia—0.0%
Envestra Ltd., expiring 2/06/09 (Cost: $0)	56,814	$2,575

TOTAL LONG-TERM INVESTMENTS (Cost: $60,487,512)		41,131,588

SHORT-TERM INVESTMENT—0.1%
MONEY MARKET FUND—0.1%
United States—0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(d) (Cost: $22,886)	22,886	22,886

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.7%
MONEY MARKET FUND—0.7%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(e) (Cost: $289,354)(f)	289,354	289,354

TOTAL INVESTMENTS IN SECURITIES—100.6% (Cost: $60,799,752)(g)		41,443,828
Liabilities in Excess of Foreign Currency and Other Assets—(0.6)%		(242,430)

NET ASSETS—100.0%		$41,201,398

*	Non-income producing security.
(a)	Stapled Security – A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, and may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At December 31, 2008 these securities amounted to $120,891 or 0.3% of net assets.

(c)	Security, or portion thereof, was on loan at December 31, 2008.
(d)	Rate shown represents annualized 7-day yield as of December 31, 2008.
(e)	Interest rate shown reflects yield as of December 31, 2008.
(f)	At December 31, 2008, the total market value of the Fund’s securities on loan was $270,366 and the total market value of the collateral held by the Fund was $289,354.
(g)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

WisdomTree International Utilities Sector Fund

Industry Breakdown† as of 12/31/08

Utilities	99.2%
Energy	0.6%
Other	0.2%
†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Schedule of Investments (unaudited)

WisdomTree Total Earnings Fund

December 31, 2008

Investments	Shares	Value
COMMON STOCKS—99.3%
Aerospace & Defense—3.0%
AAR Corp.*	138	$2,541
Alliant Techsystems, Inc.*	51	4,374
BE Aerospace, Inc.*	574	4,414
Boeing Co. (The)	2,035	86,833
Ceradyne, Inc.*	123	2,498
Curtiss-Wright Corp.	89	2,972
DynCorp International, Inc. Class A*	130	1,972
Esterline Technologies Corp.*	70	2,652
General Dynamics Corp.	914	52,637
Goodrich Corp.	390	14,438
Hexcel Corp.*	333	2,461
Honeywell International, Inc.	1,566	51,412
L-3 Communications Holdings, Inc.	242	17,855
Lockheed Martin Corp.	828	69,618
Moog, Inc. Class A*	95	3,474
Northrop Grumman Corp.	717	32,294
Orbital Sciences Corp.*	117	2,285
Precision Castparts Corp.	393	23,376
Raytheon Co.	877	44,762
Rockwell Collins, Inc.	392	15,323
Spirit Aerosystems Holdings, Inc. Class A*	830	8,441
Teledyne Technologies, Inc.*	70	3,119
TransDigm Group, Inc.*	105	3,525
Triumph Group, Inc.	61	2,590
United Technologies Corp.	1,913	102,537

Total Aerospace & Defense		558,403

Air Freight & Logistics—0.2%
Atlas Air Worldwide Holdings, Inc.*	88	1,663
C.H. Robinson Worldwide, Inc.	153	8,420
Expeditors International Washington, Inc.	188	6,255
FedEx Corp.	370	23,736
Forward Air Corp.	56	1,359
Hub Group, Inc., Class A*	73	1,937
Pacer International, Inc.	195	2,034

Total Air Freight & Logistics		45,404

Airlines—0.1%
Republic Airways Holdings, Inc.*	234	2,497
Skywest, Inc.	177	3,292
Southwest Airlines Co.	904	7,792

Total Airlines		13,581

Auto Components—0.3%
Autoliv, Inc.	311	6,674
BorgWarner, Inc.	273	5,943
Exide Technologies*	339	1,793
Gentex Corp.	304	2,684
Goodyear Tire & Rubber Co. (The)*	1,187	7,086
Johnson Controls, Inc.	1,205	21,883
WABCO Holdings, Inc.	348	5,495

Total Auto Components		51,558

Automobiles—0.1%
Harley-Davidson, Inc.	987	16,749
Thor Industries, Inc.	184	2,425

Total Automobiles		19,174

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

December 31, 2008

Investments	Shares	Value
Beverages—1.7%
Brown-Forman Corp. Class B	192	$9,886
Central European Distribution Corp.*	119	2,344
Coca-Cola Co. (The)	2,771	125,442
Coca-Cola Enterprises, Inc.	1,368	16,457
Constellation Brands, Inc. Class A*	286	4,510
Dr. Pepper Snapple Group, Inc.*	641	10,416
Hansen Natural Corp.*	139	4,661
Molson Coors Brewing Co. Class B	210	10,273
Pepsi Bottling Group, Inc.	608	13,686
PepsiAmericas, Inc.	291	5,925
PepsiCo, Inc.	2,222	121,698

Total Beverages		325,298

Biotechnology—1.3%
Amgen, Inc.*	1,574	90,899
Biogen Idec, Inc.*	381	18,147
Cephalon, Inc.*	77	5,932
Cubist Pharmaceuticals, Inc.*	82	1,981
Emergent Biosolutions, Inc.*	76	1,984
Genentech, Inc.*	820	67,986
Genzyme Corp.*	138	9,159
Gilead Sciences, Inc.*	832	42,548
Myriad Genetics, Inc.*	38	2,518
OSI Pharmaceuticals, Inc.*	94	3,671

Total Biotechnology		244,825

Building Products—0.1%
Ameron International Corp.	30	1,888
Apogee Enterprises, Inc.	175	1,813
Armstrong World Industries, Inc.*	154	3,329
Lennox International, Inc.	133	4,295
Masco Corp.	484	5,387
NCI Buildings Systems, Inc.*	139	2,266
Simpson Manufacturing Co., Inc.	72	1,999

Total Building Products		20,977

Capital Markets—2.5%
Affiliated Managers Group, Inc.*	96	4,024
Ameriprise Financial, Inc.	588	13,736
Apollo Investment Corp.	556	5,176
Bank of New York Mellon Corp. (The)	1,548	43,855
Blackrock Kelso Capital Corp.	176	1,735
BlackRock, Inc.	177	23,745
Charles Schwab Corp. (The)	1,623	26,244
Eaton Vance Corp.	226	4,748
Federated Investors, Inc. Class B	250	4,240
Franklin Resources, Inc.	537	34,250
GAMCO Investors, Inc. Class A	67	1,830
GFI Group, Inc.	656	2,322
Goldman Sachs Group, Inc. (The)	2,064	174,180
Greenhill & Co., Inc.	29	2,023
Hercules Technology Growth Capital, Inc.	194	1,536
Investment Technology Group, Inc.*	129	2,931
Janus Capital Group, Inc.	599	4,810
Knight Capital Group, Inc. Class A*	238	3,844
Northern Trust Corp.	293	15,277
optionsXpress Holdings, Inc.	195	2,605
Prospect Capital Corp.	160	1,915
Raymond James Financial, Inc.	284	4,865
SEI Investments Co.	269	4,226
State Street Corp.	845	33,234
Stifel Financial Corp.*	40	1,834

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

December 31, 2008

Investments	Shares	Value
T. Rowe Price Group, Inc.	424	$15,027
TD Ameritrade Holding Corp.*	1,346	19,181
thinkorswim Group, Inc.*	346	1,945
Waddell & Reed Financial, Inc. Class A	238	3,679

Total Capital Markets		459,017

Chemicals—2.3%
Air Products & Chemicals, Inc.	469	23,577
Airgas, Inc.	156	6,082
Albemarle Corp.	274	6,110
Arch Chemicals, Inc.	74	1,929
Ashland, Inc.	344	3,615
Cabot Corp.	135	2,066
Celanese Corp. Series A	1,225	15,227
CF Industries Holdings, Inc.	253	12,437
Cytec Industries, Inc.	210	4,456
Dow Chemical Co. (The)	2,581	38,947
E.I. Du Pont de Nemours & Co.	2,272	57,482
Eastman Chemical Co.	300	9,513
Ecolab, Inc.	269	9,455
FMC Corp.	140	6,262
H.B. Fuller Co.	163	2,626
Huntsman Corp.	604	2,078
Innophos Holdings, Inc.	248	4,913
International Flavors & Fragrances, Inc.	162	4,815
Koppers Holdings, Inc.	80	1,730
Lubrizol Corp.	168	6,114
Minerals Technologies, Inc.	36	1,472
Monsanto Co.	538	37,848
Mosaic Co. (The)	1,739	60,169
Nalco Holding Co.	311	3,589
NewMarket Corp.	56	1,955
Olin Corp.	221	3,996
OM Group, Inc.*	228	4,813
PPG Industries, Inc.	344	14,596
Praxair, Inc.	480	28,493
Rockwood Holdings, Inc.*	321	3,467
Rohm & Haas Co.	195	12,049
RPM International, Inc.	402	5,343
Sensient Technologies Corp.	99	2,364
Sigma-Aldrich Corp.	175	7,392
Terra Industries, Inc.	674	11,236
Valspar Corp. (The)	186	3,365
W.R. Grace & Co.*	468	2,794
Westlake Chemical Corp.	156	2,541

Total Chemicals		426,916

Commercial Banks—2.5%
Associated Banc-Corp	265	5,546
BancFirst Corp.	38	2,011
BancorpSouth, Inc.	167	3,901
Bank of Hawaii Corp.	111	5,014
BB&T Corp.	1,168	32,073
BOK Financial Corp.	100	4,040
Cathay General Bancorp	119	2,826
City National Corp.	81	3,945
Comerica, Inc.	380	7,543
Commerce Bancshares, Inc.	105	4,615
Community Bank System, Inc.	82	2,000
Cullen/Frost Bankers, Inc.	105	5,321
CVB Financial Corp.	215	2,559
Fifth Third Bancorp	208	1,718
First Bancorp (Puerto Rico)	188	2,094
First Citizens BancShares, Inc. Class A	20	3,056

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

December 31, 2008

Investments	Shares	Value
First Financial Bankshares, Inc.	42	$2,319
First Horizon National Corp.	6	63
First Midwest Bancorp, Inc.	112	2,237
FirstMerit Corp.	166	3,418
FNB Corp.	185	2,442
Fulton Financial Corp.	368	3,540
Glacier Bancorp, Inc.	126	2,397
Hancock Holding Co.	59	2,682
Huntington Bancshares, Inc.	243	1,861
International Bancshares Corp.	175	3,820
M&T Bank Corp.	186	10,678
MB Financial, Inc.	67	1,873
National Penn Bancshares, Inc.	189	2,742
NBT Bancorp, Inc.	77	2,153
Old National Bancorp	155	2,815
Pacific Capital Bancorp NA	122	2,059
Park National Corp.	36	2,583
PNC Financial Services Group, Inc. (The)	645	31,605
Prosperity Bancshares, Inc.	88	2,604
Regions Financial Corp.	1,782	14,185
S&T Bancorp, Inc.	62	2,201
SunTrust Banks, Inc.	696	20,560
Susquehanna Bancshares, Inc.	164	2,609
SVB Financial Group*	107	2,807
Synovus Financial Corp.	495	4,109
TCF Financial Corp.	325	4,440
Trustmark Corp.	127	2,742
U.S. Bancorp	3,035	75,905
UMB Financial Corp.	61	2,998
Umpqua Holdings Corp.	138	1,997
United Bankshares, Inc.	83	2,757
United Community Banks, Inc.	1	14
Valley National Bancorp	173	3,503
Wells Fargo & Co.	4,764	140,442
Westamerica Bancorp	47	2,404
Whitney Holding Corp.	144	2,303
Wilmington Trust Corp.	111	2,469
Zions Bancorp.	228	5,588

Total Commercial Banks		466,186

Commercial Services & Supplies—0.7%
ABM Industries, Inc.	109	2,076
American Reprographics Co.*	277	1,911
Avery Dennison Corp.	194	6,350
Brink’s Co. (The)	202	5,430
Cintas Corp.	286	6,644
Clean Harbors, Inc.*	39	2,474
Consolidated Graphics, Inc.*	88	1,992
Copart, Inc.*	141	3,834
Corrections Corp. of America*	220	3,599
Covanta Holding Corp.*	184	4,041
Deluxe Corp.	227	3,396
Geo Group, Inc. (The)*	95	1,713
Herman Miller, Inc.	251	3,271
HNI Corp.	145	2,297
Interface, Inc. Class A	322	1,494
Iron Mountain, Inc.*	138	3,413
Knoll, Inc.	263	2,372
M&F Worldwide Corp.*	122	1,885
Mine Safety Appliances Co.	77	1,841
Pitney Bowes, Inc.	249	6,345
R.R. Donnelley & Sons Co.	991	13,458
Republic Services, Inc.	263	6,520
Rollins, Inc.	139	2,513
Steelcase, Inc. Class A	482	2,709

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

December 31, 2008

Investments	Shares	Value
Stericycle, Inc.*	70	$3,646
SYKES Enterprises, Inc.*	125	2,390
Tetra Tech, Inc.*	96	2,318
United Stationers, Inc.*	86	2,880
Viad Corp.	70	1,732
Waste Connections, Inc.*	102	3,220
Waste Management, Inc.	773	25,617

Total Commercial Services & Supplies		133,381

Communications Equipment—2.3%
ADC Telecommunications, Inc.*	382	2,090
Adtran, Inc.	172	2,559
Airvana, Inc.*	528	3,231
Arris Group, Inc.*	261	2,075
Black Box Corp.	58	1,515
Brocade Communications Systems, Inc.*	1,302	3,646
Ciena Corp.*	425	2,848
Cisco Systems, Inc.*	10,303	167,938
CommScope, Inc.*	257	3,994
Comtech Telecommunications Corp.*	54	2,474
Corning, Inc.	12,904	122,974
F5 Networks, Inc.*	111	2,537
Harmonic, Inc.*	351	1,969
Harris Corp.	283	10,768
Infinera Corp.*	283	2,536
Juniper Networks, Inc.*	674	11,802
Plantronics, Inc.	171	2,257
Polycom, Inc.*	182	2,459
Qualcomm, Inc.	2,107	75,494
Starent Networks Corp.*	155	1,849
Tekelec*	149	1,988

Total Communications Equipment		429,003

Computers & Peripherals—3.5%
Apple, Inc.*	1,182	100,884
Dell, Inc.*	5,061	51,825
Diebold, Inc.	114	3,202
EMC Corp.*	3,115	32,614
Hewlett-Packard Co.	4,766	172,957
International Business Machines Corp.	2,882	242,548
Lexmark International, Inc. Class A*	271	7,290
NCR Corp.*	462	6,533
NetApp, Inc.*	512	7,153
QLogic Corp.*	271	3,642
Teradata Corp.*	403	5,976
Western Digital Corp.*	1,768	20,244

Total Computers & Peripherals		654,868

Construction & Engineering—0.3%
Aecom Technology Corp.*	131	4,026
EMCOR Group, Inc.*	202	4,531
Fluor Corp.	324	14,538
Granite Construction Inc.	71	3,119
Jacobs Engineering Group, Inc.*	191	9,187
KBR, Inc.	406	6,171
Mastec, Inc.*	206	2,385
Perini Corp.*	127	2,969
Quanta Services, Inc.*	205	4,059
Shaw Group, Inc. (The)*	170	3,480
URS Corp.*	117	4,770

Total Construction & Engineering		59,235

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

December 31, 2008

Investments	Shares	Value
Construction Materials—0.1%
Martin Marietta Materials, Inc.	47	$4,563
Texas Industries, Inc.	48	1,656
Vulcan Materials Co.	80	5,566

Total Construction Materials		11,785

Consumer Finance—0.6%
American Express Co.	2,692	49,937
Capital One Financial Corp.	1,298	41,393
Cash America International, Inc.	89	2,434
Credit Acceptance Corp.*	130	1,781
Discover Financial Services	1,460	13,914
Dollar Financial Corp.*	163	1,679
Ezcorp, Inc. Class A*	106	1,612
Student Loan Corp. (The)	74	3,034
World Acceptance Corp.*	82	1,620

Total Consumer Finance		117,404

Containers & Packaging—0.3%
Aptargroup, Inc.	106	3,735
Ball Corp.	172	7,153
Bemis Co., Inc.	154	3,647
Crown Holdings, Inc.*	727	13,958
Greif, Inc. Class A	127	4,246
Owens-Illinois, Inc.*	412	11,260
Packaging Corp. of America	262	3,527
Pactiv Corp.*	162	4,031
Rock-Tenn Co. Class A	71	2,427
Sealed Air Corp.	345	5,154
Silgan Holdings, Inc.	58	2,773
Sonoco Products Co.	131	3,034

Total Containers & Packaging		64,945

Distributors—0.1%
Genuine Parts Co.	278	10,525
LKQ Corp.*	273	3,183

Total Distributors		13,708

Diversified Consumer Services—0.3%
Apollo Group, Inc. Class A*	148	11,340
Career Education Corp.*	122	2,189
DeVry, Inc.	66	3,789
H&R Block, Inc.	443	10,065
ITT Educational Services, Inc.*	56	5,319
Matthews International Corp. Class A	57	2,091
Pre-Paid Legal Services, Inc.*	44	1,641
Regis Corp.	168	2,441
Service Corp International	1,093	5,432
Sotheby’s	378	3,360
Strayer Education, Inc.	12	2,573
Weight Watchers International, Inc.	155	4,560

Total Diversified Consumer Services		54,800

Diversified Financial Services—1.8%
Bank of America Corp.	7,463	105,078
CME Group, Inc.	84	17,481
Financial Federal Corp.	65	1,513
IntercontinentalExchange, Inc.*	88	7,255
JPMorgan Chase & Co.	4,929	155,410
Leucadia National Corp.	650	12,870
Moody’s Corp.	503	10,105

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

December 31, 2008

Investments	Shares	Value
Nasdaq OMX Group, Inc. (The)*	326	$8,055
NYSE Euronext	564	15,442

Total Diversified Financial Services		333,209

Diversified Telecommunication Services—2.5%
Alaska Communications Systems Group, Inc.	375	3,518
AT&T, Inc.	9,515	271,177
CenturyTel, Inc.	332	9,074
Cincinnati Bell, Inc.*	1,185	2,287
Embarq Corp.	504	18,124
Frontier Communications Corp.	546	4,772
Qwest Communications International, Inc.(a)	5,264	19,161
Verizon Communications, Inc.	3,857	130,751
Windstream Corp.	1,178	10,838

Total Diversified Telecommunication Services		469,702

Electric Utilities—1.9%
Allegheny Energy, Inc.	315	10,666
ALLETE, Inc.	81	2,614
American Electric Power Co., Inc.	823	27,389
Cleco Corp.	123	2,808
DPL, Inc.	228	5,208
Duke Energy Corp.	1,980	29,720
Edison International	795	25,535
EL Paso Electric Co.*	125	2,261
Entergy Corp.	337	28,015
Exelon Corp.	988	54,943
FirstEnergy Corp.	470	22,833
FPL Group, Inc.	593	29,846
Great Plains Energy, Inc.	194	3,750
Hawaiian Electric Industries, Inc.	151	3,343
IDACORP, Inc.	95	2,798
ITC Holdings Corp.	71	3,101
MGE Energy, Inc.	60	1,980
Northeast Utilities	289	6,953
Pepco Holdings, Inc.	381	6,767
Pinnacle West Capital Corp.	184	5,912
Portland General Electric Co.	131	2,551
PPL Corp.	621	19,058
Progress Energy, Inc.	408	16,259
Southern Co.	985	36,445
UIL Holdings Corp.	62	1,862
Westar Energy, Inc.	220	4,512

Total Electric Utilities		357,129

Electrical Equipment—0.7%
A.O. Smith Corp.	84	2,480
Acuity Brands, Inc.	109	3,805
Ametek, Inc.	195	5,891
Baldor Electric Co.	154	2,749
Belden, Inc.	156	3,257
Brady Corp. Class A	148	3,545
Emerson Electric Co.	1,461	53,487
EnerSys*	228	2,508
First Solar, Inc.*	48	6,622
General Cable Corp.*	298	5,272
GrafTech International, Ltd.*	605	5,034
Hubbell, Inc. Class B	156	5,098
II-VI, Inc.*	103	1,966
Regal-Beloit Corp.	99	3,761
Rockwell Automation, Inc.	401	12,928
Roper Industries, Inc.	154	6,685
SunPower Corp. Class A*	57	2,109

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

December 31, 2008

Investments	Shares	Value
Thomas & Betts Corp.*	183	$4,396
Woodward Governor Co.	150	3,453

Total Electrical Equipment		135,046

Electronic Equipment & Instruments—0.6%
Agilent Technologies, Inc.*	931	14,552
Amphenol Corp. Class A	420	10,072
Anixter International, Inc.*	213	6,416
Arrow Electronics, Inc.*	481	9,062
Avnet, Inc.*	589	10,726
AVX Corp.	441	3,502
Benchmark Electronics, Inc.*	193	2,465
Checkpoint Systems, Inc.*	172	1,692
Dolby Laboratories, Inc. Class A*	155	5,078
Flir Systems, Inc.*	192	5,891
Ingram Micro, Inc. Class A*	506	6,775
Insight Enterprises, Inc.*	412	2,843
Jabil Circuit, Inc.	511	3,449
Mettler-Toledo International, Inc.*	70	4,718
Molex, Inc.	352	5,100
MTS Systems Corp.	69	1,838
National Instruments Corp.	130	3,167
Plexus Corp.*	147	2,492
Rofin-Sinar Technologies, Inc.*	96	1,976
Scansource, Inc.*	105	2,023
SYNNEX Corp.*	220	2,493
Tech Data Corp.*	168	2,997
Trimble Navigation Ltd.*	188	4,063
Vishay Intertechnology, Inc.*	495	1,693

Total Electronic Equipment & Instruments		115,083

Energy Equipment & Services—1.8%
Atwood Oceanics, Inc.*	297	4,538
Baker Hughes, Inc.	1,132	36,303
Basic Energy Services, Inc.*	175	2,282
BJ Services Co.	1,138	13,280
Bristow Group, Inc.*	88	2,358
Cal Dive International, Inc.*	366	2,383
Cameron International Corp.*	600	12,300
CARBO Ceramics, Inc.	56	1,990
Complete Production Services, Inc.*	444	3,619
Diamond Offshore Drilling, Inc.	376	22,161
Dresser-Rand Group, Inc.*	231	3,985
Dril-Quip, Inc.*	138	2,830
ENSCO International, Inc.	741	21,037
Exterran Holdings, Inc.*	171	3,642
FMC Technologies, Inc.*	333	7,935
Gulfmark Offshore, Inc.*	116	2,760
Halliburton Co.	2,183	39,687
Helix Energy Solutions Group, Inc.*	859	6,219
Helmerich & Payne, Inc.	435	9,896
Hercules Offshore, Inc.*	422	2,005
Hornbeck Offshore Services, Inc.*	158	2,582
IHS, Inc. Class A*	63	2,357
ION Geophysical Corp.*	606	2,079
Key Energy Services, Inc.*	790	3,484
Lufkin Industries, Inc.	60	2,070
National Oilwell Varco, Inc.*	1,455	35,560
Oceaneering International, Inc.*	163	4,750
Oil States International, Inc.*	299	5,588
Parker Drilling Co.*	780	2,262
Patterson-UTI Energy, Inc.	668	7,689
Pioneer Drilling Co.*	340	1,894
Precision Drilling Trust	90	753

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

December 31, 2008

Investments	Shares	Value
Pride International, Inc.*	719	$11,490
Rowan Cos., Inc.	598	9,508
RPC, Inc.	232	2,264
SEACOR Holdings, Inc.*	47	3,133
Smith International, Inc.	638	14,604
Superior Energy Services, Inc.*	439	6,993
Tidewater, Inc.	186	7,490
Unit Corp.*	285	7,615

Total Energy Equipment & Services		335,375

Food & Staples Retailing—2.9%
Andersons, Inc. (The)	134	2,208
BJ’s Wholesale Club, Inc.*	101	3,460
Casey’s General Stores, Inc.	112	2,550
Costco Wholesale Corp.	514	26,985
CVS/Caremark Corp.	2,607	74,925
Ingles Markets, Inc. Class A	103	1,812
Kroger Co. (The)	1,044	27,572
Ruddick Corp.	109	3,014
Safeway, Inc.	837	19,895
SUPERVALU, Inc.	953	13,914
SYSCO Corp.	1,011	23,192
United Natural Foods, Inc.*	110	1,960
Walgreen Co.	1,819	44,875
Wal-Mart Stores, Inc.	5,251	294,370
Whole Foods Market, Inc.	274	2,587

Total Food & Staples Retailing		543,319

Food Products—1.4%
Archer-Daniels-Midland Co.	1,821	52,499
Cal-Maine Foods, Inc.	140	4,018
Campbell Soup Co.	497	14,915
Chiquita Brands International, Inc.*	124	1,833
ConAgra Foods, Inc.	668	11,022
Corn Products International, Inc.	202	5,828
Darling International, Inc.*	485	2,663
Dean Foods Co.*	230	4,133
Del Monte Foods Co.	355	2,535
Flowers Foods, Inc.	128	3,118
General Mills, Inc.	401	24,361
H.J. Heinz Co.	485	18,236
Hershey Co. (The)	202	7,017
Hormel Foods Corp.	210	6,527
J.M. Smucker Co. (The)	97	4,206
Kellogg Co.	573	25,126
Kraft Foods, Inc. Class A	1,981	53,190
Lancaster Colony Corp.	52	1,784
McCormick & Co., Inc.	195	6,213
Ralcorp Holdings, Inc.*	73	4,263
Sara Lee Corp.	1,401	13,716
Tyson Foods, Inc. Class A	261	2,286

Total Food Products		269,489

Gas Utilities—0.4%
AGL Resources, Inc.	157	4,922
Atmos Energy Corp.	198	4,693
Energen Corp.	259	7,596
Equitable Resources, Inc.	203	6,811
Laclede Group, Inc. (The)	46	2,155
National Fuel Gas Co.	200	6,266
New Jersey Resources Corp.	93	3,660
Nicor, Inc.	94	3,266

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

December 31, 2008

Investments	Shares	Value
Northwest Natural Gas Co.	53	$2,344
Oneok, Inc.	273	7,950
Piedmont Natural Gas Co., Inc.	115	3,642
Questar Corp.	441	14,416
South Jersey Industries, Inc.	68	2,710
Southwest Gas Corp.	89	2,245
UGI Corp.	207	5,055
WGL Holdings, Inc.	100	3,269

Total Gas Utilities		81,000

Health Care Equipment & Supplies—1.5%
Baxter International, Inc.	795	42,604
Beckman Coulter, Inc.	91	3,999
Becton Dickinson & Co.	354	24,210
Boston Scientific Corp.*	1,727	13,367
C.R. Bard, Inc.	100	8,426
Conmed Corp.*	72	1,724
DENTSPLY International, Inc.	245	6,919
Edwards Lifesciences Corp.*	66	3,627
Gen-Probe, Inc.*	64	2,742
Haemonetics Corp.*	34	1,921
Hill-Rom Holdings, Inc.	109	1,794
Hospira, Inc.*	234	6,276
IDEXX Laboratories, Inc.*	92	3,319
Immucor, Inc.*	95	2,525
Intuitive Surgical, Inc.*	39	4,953
Kinetic Concepts, Inc.*	238	4,565
Medtronic, Inc.	1,786	56,116
Mentor Corp.	52	1,608
Resmed, Inc.*	83	3,111
Sirona Dental Systems, Inc.*	223	2,342
St. Jude Medical, Inc.*	472	15,557
STERIS Corp.	119	2,843
Stryker Corp.	621	24,809
Teleflex, Inc.	41	2,054
Varian Medical Systems, Inc.*	187	6,552
West Pharmaceutical Services, Inc.	57	2,153
Zimmer Holdings, Inc.*	501	20,250

Total Health Care Equipment & Supplies		270,366

Health Care Providers & Services—2.7%
Aetna, Inc.	1,646	46,911
Amedisys, Inc.*	65	2,687
AMERIGROUP Corp.*	149	4,398
AmerisourceBergen Corp.	291	10,377
Amsurg Corp.*	78	1,821
Cardinal Health, Inc.	833	28,714
Catalyst Health Solutions, Inc.*	87	2,118
Centene Corp.*	128	2,523
Chemed Corp.	58	2,307
Cigna Corp.	1,311	22,090
Community Health Systems, Inc.*	175	2,552
Coventry Health Care, Inc.*	821	12,216
DaVita, Inc.*	160	7,931
Emergency Medical Services Corp. Class A*	72	2,636
Express Scripts, Inc.*	272	14,955
Gentiva Health Services, Inc.*	90	2,633
Health Management Associates, Inc. Class A*	1,202	2,152
Health Net, Inc.*	488	5,314
Healthspring, Inc.*	183	3,655
Healthways, Inc.*	158	1,814
Henry Schein, Inc.*	175	6,421
Humana, Inc.*	498	18,565
inVentiv Health, Inc.*	140	1,616

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

December 31, 2008

Investments	Shares	Value
Kindred Healthcare, Inc.*	137	$1,784
Laboratory Corp. of America Holdings*	155	9,984
LifePoint Hospitals, Inc.*	161	3,677
Lincare Holdings, Inc.*	211	5,682
Magellan Health Services, Inc.*	76	2,976
McKesson Corp.	610	23,625
Medco Health Solutions, Inc.*	538	22,548
Molina Healthcare, Inc.*	108	1,902
Omnicare, Inc.	160	4,442
Owens & Minor, Inc.	74	2,786
Patterson Cos., Inc.*	273	5,119
Pediatrix Medical Group, Inc.*	121	3,836
PSS World Medical, Inc.*	98	1,844
Psychiatric Solutions, Inc.*	107	2,980
Quest Diagnostics, Inc.	272	14,120
Sun Healthcare Group, Inc.*	225	1,991
UnitedHealth Group, Inc.	3,482	92,621
Universal American Corp.*	301	2,655
Universal Health Services, Inc. Class B	136	5,110
VCA Antech, Inc.*	189	3,757
WellPoint, Inc.*	1,900	80,047

Total Health Care Providers & Services		499,892

Health Care Technology—0.1%
Cerner Corp.*	103	3,960
Eclipsys Corp.*	189	2,682
HLTH Corp.*	517	5,408
IMS Health, Inc.	350	5,306

Total Health Care Technology		17,356

Hotels, Restaurants & Leisure—1.2%
Ameristar Casinos, Inc.	206	1,780
Bally Technologies, Inc.*	133	3,196
Bob Evans Farms, Inc.	88	1,798
Burger King Holdings, Inc.	214	5,110
CEC Entertainment, Inc.*	75	1,819
Cheesecake Factory (The)*	203	2,050
Chipotle Mexican Grill, Inc. Class A*	34	2,107
Choice Hotels International, Inc.	97	2,916
Cracker Barrel Old Country Store, Inc.	82	1,688
Darden Restaurants, Inc.	316	8,905
Domino’s Pizza, Inc.*	343	1,616
International Game Technology	628	7,467
International Speedway Corp. Class A	105	3,017
Jack in the Box, Inc.*	90	1,988
Life Time Fitness, Inc.*	174	2,253
Marriott International, Inc. Class A	686	13,343
McDonald’s Corp.	1,501	93,347
MGM Mirage*	622	8,559
Panera Bread Co. Class A*	35	1,828
Penn National Gaming, Inc.*	141	3,015
Scientific Games Corp. Class A*	144	2,526
Sonic Corp.*	139	1,692
Speedway Motorsports, Inc.	114	1,837
Starbucks Corp.*	697	6,594
Starwood Hotels & Resorts Worldwide, Inc.	544	9,738
Vail Resorts, Inc.*	102	2,713
WMS Industries, Inc.*	76	2,044
Wyndham Worldwide Corp.	1,272	8,332
Wynn Resorts Ltd.*	205	8,663
Yum! Brands, Inc.	652	20,538

Total Hotels, Restaurants & Leisure		232,479

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

December 31, 2008

Investments	Shares	Value
Household Durables—0.4%
American Greetings Corp. Class A	157	$1,188
Black & Decker Corp. (The)	212	8,864
Blyth, Inc.	249	1,952
Ethan Allen Interiors, Inc.	99	1,423
Fortune Brands, Inc.	398	16,429
Harman International Industries, Inc.	153	2,560
Jarden Corp.*	230	2,645
Leggett & Platt, Inc.	220	3,342
Newell Rubbermaid, Inc.	684	6,690
NVR, Inc.*	10	4,563
Sealy Corp.	569	1,428
Snap-On, Inc.	134	5,277
Stanley Works (The)	204	6,956
Tempur-Pedic International, Inc.	384	2,723
Tupperware Brands Corp.	182	4,131
Whirlpool Corp.	272	11,247

Total Household Durables		81,418

Household Products—1.9%
Church & Dwight Co., Inc.	95	5,331
Clorox Co. (The)	209	11,612
Colgate-Palmolive Co.	642	44,003
Energizer Holdings, Inc.*	161	8,717
Kimberly-Clark Corp.	736	38,817
Procter & Gamble Co.	3,836	237,141

Total Household Products		345,621

Independent Power Producers & Energy—0.3%
AES Corp. (The)*	1,852	15,260
Constellation Energy Group, Inc.	290	7,276
Mirant Corp.*	655	12,360
NRG Energy, Inc.*	855	19,947
Ormat Technologies, Inc.	59	1,880

Total Independent Power Producers & Energy		56,723

Industrial Conglomerates—2.7%
3M Co.	1,349	77,621
Carlisle Cos., Inc.	203	4,202
General Electric Co.	24,792	401,629
Seaboard Corp.	4	4,776
Textron, Inc.	1,318	18,281

Total Industrial Conglomerates		506,509

Insurance—4.3%
Alleghany Corp.*	8	2,256
Allstate Corp. (The)	1,681	55,070
American Family Life Assurance Co., Inc.	833	38,185
American Financial Group, Inc.	389	8,900
American Physicians Capital, Inc.	38	1,828
Amerisafe, Inc.*	85	1,745
Amtrust Financial Services, Inc.	292	3,387
AON Corp.	295	13,476
Arthur J. Gallagher & Co.	140	3,627
Assurant, Inc.	545	16,350
Berkshire Hathaway, Inc. Class A*	1	96,600
Brown & Brown, Inc.	195	4,076
Chubb Corp. (The)	902	46,002
Cincinnati Financial Corp.	313	9,099
CNA Financial Corp.	1,131	18,594
CNA Surety Corp.*	171	3,283
Delphi Financial Group, Inc. Class A	182	3,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

December 31, 2008

Investments	Shares	Value
Employers Holdings, Inc.	194	$3,201
Erie Indemnity Co. Class A	103	3,876
FBL Financial Group, Inc. Class A	218	3,368
Fpic Insurance Group, Inc.*	36	1,576
Hanover Insurance Group, Inc. (The)	100	4,297
Harleysville Group, Inc.	68	2,362
HCC Insurance Holdings, Inc.	298	7,972
Horace Mann Educators Corp.	184	1,691
Infinity Property & Casualty Corp.	42	1,963
Lincoln National Corp.	1,492	28,109
Loews Corp.	1,306	36,895
Markel Corp.*	15	4,485
Marsh & McLennan Cos., Inc.	335	8,130
Mercury General Corp.	102	4,691
Metlife, Inc.	2,447	85,302
National Western Life Insurance Co. Class A	10	1,692
Nationwide Financial Services, Inc. Class A	189	9,868
Navigators Group, Inc.*	40	2,196
Odyssey Re Holdings Corp.	54	2,798
Principal Financial Group, Inc.	1,026	23,157
ProAssurance Corp.*	86	4,539
Progressive Corp. (The)	1,353	20,038
Prudential Financial, Inc.	1,772	53,621
Reinsurance Group of America, Inc.	303	12,974
RLI Corp.	46	2,813
Safety Insurance Group, Inc.	54	2,055
Selective Insurance Group, Inc.	121	2,775
StanCorp Financial Group, Inc.	143	5,973
Torchmark Corp.	264	11,801
Tower Group, Inc.	87	2,454
Transatlantic Holdings, Inc.	225	9,014
Travelers Cos., Inc. (The)	1,637	73,992
Universal Insurance Holdings, Inc.	651	1,588
Unum Group	1,078	20,051
W.R. Berkley Corp.	421	13,051
Wesco Financial Corp.	7	2,015
Zenith National Insurance Corp.	96	3,031

Total Insurance		805,248

Internet & Catalog Retail—0.2%
Amazon.com, Inc.*	250	12,820
Expedia, Inc.*	818	6,740
Liberty Media Corp. - Interactive A*	873	2,724
NetFlix, Inc.*	77	2,302
NutriSystem, Inc.	134	1,955
priceline.com, Inc.*	68	5,008

Total Internet & Catalog Retail		31,549

Internet Software & Services—0.9%
Akamai Technologies, Inc.*	232	3,501
Digital River, Inc.*	89	2,207
Earthlink, Inc.*	690	4,664
eBay, Inc.*	2,802	39,116
Google, Inc. Class A*	347	106,754
j2 Global Communications, Inc.*	113	2,265
United Online, Inc.	311	1,888
ValueClick, Inc.*	241	1,648
WebMD Health Corp. Class A*	90	2,123
Yahoo! Inc.*	958	11,688

Total Internet Software & Services		175,854

IT Services—1.3%
Affiliated Computer Services, Inc. Class A*	192	8,822

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

December 31, 2008

Investments	Shares	Value
Alliance Data Systems Corp.*	125	$5,816
Automatic Data Processing, Inc.	685	26,948
Broadridge Financial Solutions, Inc.	363	4,552
CACI International, Inc. Class A*	61	2,750
Cognizant Technology Solutions Corp. Class A*	537	9,698
Computer Sciences Corp.*	604	21,225
CSG Systems International, Inc.*	119	2,079
DST Systems, Inc.*	146	5,545
Euronet Worldwide, Inc.*	142	1,649
Fidelity National Information Services, Inc.	225	3,661
Fiserv, Inc.*	246	8,947
Gartner, Inc.*	175	3,120
Global Payments, Inc.	136	4,459
Hewitt Associates, Inc. Class A*	150	4,257
Mantech International Corp.* Class A	54	2,926
Mastercard, Inc. Class A	193	27,585
MAXIMUS, Inc.	54	1,896
NeuStar, Inc. Class A*	145	2,774
Paychex, Inc.	461	12,115
Perot Systems Corp. Class A*	272	3,718
SAIC, Inc.*	507	9,876
SRA International, Inc. Class A*	125	2,156
Syntel, Inc.	98	2,266
TeleTech Holdings, Inc.*	267	2,229
Total System Services, Inc.	399	5,586
Visa, Inc., Class A	457	23,970
Western Union Co. (The)	1,435	20,578
Wright Express Corp.*	162	2,041

Total IT Services		233,244

Leisure Equipment & Products—0.2%
Callaway Golf Co.	151	1,403
Eastman Kodak Co.	224	1,474
Hasbro, Inc.	268	7,818
Jakks Pacific, Inc.*	129	2,661
Mattel, Inc.	769	12,304
Polaris Industries, Inc.	106	3,037
Pool Corp.	119	2,138

Total Leisure Equipment & Products		30,835

Life Sciences Tools & Services—0.4%
Bio-Rad Laboratories, Inc. Class A*	43	3,238
Bruker Corp.*	374	1,511
Charles River Laboratories International, Inc.*	171	4,480
Covance, Inc.*	108	4,971
Dionex Corp.*	35	1,570
Illumina, Inc.*	79	2,058
Millipore Corp.*	75	3,864
Parexel International Corp.*	233	2,262
PerkinElmer, Inc.	274	3,811
Pharmaceutical Product Development, Inc.	168	4,874
TECHNE Corp.	44	2,839
Thermo Fisher Scientific, Inc.*	619	21,089
Varian, Inc.*	61	2,044
Waters Corp.*	198	7,257

Total Life Sciences Tools & Services		65,868

Machinery—2.7%
Actuant Corp. Class A	186	3,538
AGCO Corp.*	357	8,422
Astec Industries, Inc.*	64	2,005
Barnes Group, Inc.	209	3,031
Bucyrus International, Inc.	247	4,574

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

December 31, 2008

Investments	Shares	Value
Caterpillar, Inc.	1,882	$84,069
Chart Industries, Inc.*	176	1,871
CIRCOR International, Inc.	81	2,228
CLARCOR, Inc.	82	2,721
Crane Co.	246	4,241
Cummins, Inc.	784	20,956
Danaher Corp.	534	30,230
Deere & Co.	1,081	41,424
Donaldson Co., Inc.	127	4,274
Dover Corp.	498	16,394
Eaton Corp.	594	29,528
EnPro Industries, Inc.*	116	2,499
ESCO Technologies, Inc.*	46	1,884
Federal Signal Corp.	204	1,675
Flowserve Corp.	181	9,322
Gardner Denver, Inc.*	188	4,388
Graco, Inc.	155	3,678
Harsco Corp.	261	7,224
IDEX Corp.	174	4,202
Illinois Tool Works, Inc.	1,196	41,920
ITT Corp.	350	16,097
Joy Global, Inc.	305	6,981
Kaydon Corp.	67	2,301
Kennametal, Inc.	236	5,237
Lincoln Electric Holdings, Inc.	115	5,857
Manitowoc Co., Inc. (The)	693	6,001
Middleby Corp.*	64	1,745
Mueller Industries, Inc.	121	3,035
Navistar International Corp.*	352	7,526
Nordson Corp.	96	3,100
Oshkosh Corp.	238	2,116
Paccar, Inc.	888	25,397
Pall Corp.	166	4,719
Parker Hannifin Corp.	561	23,865
Pentair, Inc.	194	4,592
Robbins & Myers, Inc.	129	2,086
Sauer-Danfoss, Inc.	255	2,231
SPX Corp.	237	9,610
Terex Corp.*	838	14,514
Timken Co. (The)	474	9,305
Toro Co. (The)	97	3,201
Trinity Industries, Inc.	462	7,281
Valmont Industries, Inc.	54	3,313
Wabtec Corp.	81	3,220
Watts Water Technologies, Inc. Class A	84	2,097

Total Machinery		511,725

Marine—0.0%
Alexander & Baldwin, Inc.	88	2,205
American Commercial Lines, Inc.*	324	1,588
Kirby Corp.*	130	3,557

Total Marine		7,350

Media—3.1%
Belo Corp. Class A	1,061	1,655
Cablevision Systems Corp., Class A	419	7,056
Clear Channel Outdoor Holdings, Inc. Class A*	1,141	7,017
Comcast Corp. Class A	3,606	60,869
DIRECTV Group, Inc. (The)*	1,417	32,463
DISH Network Corp. Class A*	1,862	20,650
DreamWorks Animation SKG, Inc. Class A*	188	4,749
Fisher Communications, Inc.	127	2,621
Gannett Co., Inc.	1,110	8,880
Harte-Hanks, Inc.	310	1,934

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

December 31, 2008

Investments	Shares	Value
Hearst-Argyle Television, Inc.	340	$2,060
Interactive Data Corp.	141	3,477
Interpublic Group of Cos., Inc.*	1,329	5,263
John Wiley & Sons, Inc. Class A	103	3,665
Marvel Entertainment, Inc.*	134	4,121
McGraw-Hill Cos., Inc. (The)	718	16,650
Meredith Corp.	173	2,962
Morningstar, Inc.*	80	2,840
News Corp. Class A	13,226	120,223
Omnicom Group, Inc.	794	21,374
Regal Entertainment Group Class A	187	1,909
Scholastic Corp.	111	1,507
Scripps Networks Interactive, Inc. Class A	223	4,906
Sinclair Broadcast Group, Inc. Class A	505	1,566
Time Warner Cable, Inc. Class A*	1,241	26,619
Time Warner, Inc.	7,740	77,864
Viacom, Inc. Class B*	2,007	38,253
Walt Disney Co. (The)	4,011	91,010
Washington Post Co. (The) Class B	9	3,512
World Wrestling Entertainment, Inc. Class A	151	1,673

Total Media		579,348

Metals & Mining—1.6%
Alcoa, Inc.	3,693	41,583
Allegheny Technologies, Inc.	504	12,867
AMCOL International Corp.	71	1,487
Carpenter Technology Corp.	159	3,266
Cliffs Natural Resources, Inc.	408	10,449
Commercial Metals Co.	376	4,463
Compass Minerals International, Inc.	58	3,402
Freeport-McMoRan Copper & Gold, Inc.*	2,510	61,344
Haynes International, Inc.*	71	1,748
Horsehead Holding Corp.*	326	1,532
Kaiser Aluminum Corp.	72	1,621
Newmont Mining Corp.	599	24,379
Nucor Corp.	956	44,167
Olympic Steel, Inc.	88	1,793
Reliance Steel & Aluminum Co.	460	9,172
RTI International Metals, Inc.*	126	1,803
Schnitzer Steel Industries, Inc. Class A	152	5,723
Southern Copper Corp.	2,389	38,367
Steel Dynamics, Inc.	1,118	12,499
Titanium Metals Corp.	468	4,123
Worthington Industries, Inc.	267	2,942

Total Metals & Mining		288,730

Multiline Retail—0.7%
Big Lots, Inc.*	256	3,709
Dollar Tree, Inc.*	126	5,267
Family Dollar Stores, Inc.	224	5,840
JC Penney Co., Inc.	722	14,223
Kohl’s Corp.*	551	19,946
Macy’s, Inc.	1,635	16,922
Nordstrom, Inc.	856	11,393
Sears Holdings Corp.*	155	6,025
Target Corp.	1,578	54,488

Total Multiline Retail		137,813

Multi-Utilities—1.3%
Alliant Energy Corp.	201	5,865
Ameren Corp.	433	14,402
Avista Corp.	121	2,345
Black Hills Corp.	82	2,211

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

December 31, 2008

Investments	Shares	Value
Centerpoint Energy, Inc.	924	$11,661
CMS Energy Corp.	306	3,094
Consolidated Edison, Inc.	362	14,093
Dominion Resources, Inc.	1,031	36,951
DTE Energy Co.	358	12,770
Integrys Energy Group, Inc.	113	4,857
MDU Resources Group, Inc.	427	9,215
NiSource, Inc.	541	5,935
NorthWestern Corp.	94	2,206
NSTAR	152	5,546
OGE Energy Corp.	230	5,929
PG&E Corp.	535	20,710
Public Service Enterprise Group, Inc.	708	20,652
Puget Energy, Inc.	182	4,963
SCANA Corp.	211	7,512
Sempra Energy	519	22,125
TECO Energy, Inc.	360	4,446
Vectren Corp.	142	3,551
Wisconsin Energy Corp.	45	1,889
Xcel Energy, Inc.	708	13,133

Total Multi-Utilities		236,061

Office Electronics—0.2%
Xerox Corp.	3,090	24,627
Zebra Technologies Corp. Class A*	150	3,039

Total Office Electronics		27,666

Oil, Gas & Consumable Fuels—16.7%
Alpha Natural Resources, Inc.*	197	3,189
Anadarko Petroleum Corp.	1,292	49,807
Apache Corp.	1,378	102,702
Arch Coal, Inc.	500	8,145
Arena Resources, Inc.*	77	2,163
Atlas Energy Resources LLC	270	3,448
ATP Oil & Gas Corp.*	258	1,509
Berry Petroleum Co. Class A	494	3,735
Bill Barrett Corp.*	124	2,620
Cabot Oil & Gas Corp.	189	4,914
Carrizo Oil & Gas, Inc.*	107	1,723
Chesapeake Energy Corp.	2,238	36,188
Chevron Corp.	6,734	498,113
Cimarex Energy Co.	229	6,133
Clayton Williams Energy, Inc.*	46	2,090
CNX Gas Corp.*	176	4,805
Comstock Resources, Inc.*	92	4,347
ConocoPhillips	7,525	389,794
CONSOL Energy, Inc.	159	4,544
Contango Oil & Gas Co.*	40	2,252
Copano Energy LLC	181	2,112
Denbury Resources, Inc.*	1,076	11,750
Devon Energy Corp.	1,527	100,339
El Paso Corp.	2,710	21,219
Encore Acquisition Co.*	220	5,614
EOG Resources, Inc.	702	46,739
Exxon Mobil Corp.	13,313	1,062,776
Forest Oil Corp.*	490	8,080
Frontier Oil Corp.	383	4,837
Gulfport Energy Corp.*	317	1,252
Harvest Natural Resources, Inc.*	341	1,466
Hess Corp.	1,227	65,816
Holly Corp.	145	2,643
Marathon Oil Corp.	3,400	93,024
Mariner Energy, Inc.*	751	7,660
Massey Energy Co.	279	3,847

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

December 31, 2008

Investments	Shares	Value
McMoRan Exploration Co.*	225	$2,205
Murphy Oil Corp.	816	36,190
Newfield Exploration Co.*	418	8,256
Noble Energy, Inc.	587	28,892
NuStar GP Holdings LLC	94	1,662
Occidental Petroleum Corp.	2,937	176,190
Overseas Shipholding Group, Inc.	205	8,633
Patriot Coal Corp.*	282	1,763
Peabody Energy Corp.	739	16,812
Penn Virginia Corp.	105	2,728
PetroHawk Energy Corp.*	249	3,892
Petroleum Development Corp.*	86	2,070
Pioneer Natural Resources Co.	425	6,877
Plains Exploration & Production Co.*	878	20,405
Quicksilver Resources, Inc.*	459	2,557
Range Resources Corp.	182	6,259
Southern Union Co.	363	4,734
Southwestern Energy Co.*	424	12,283
Spectra Energy Corp.	1,677	26,396
St. Mary Land & Exploration Co.	246	4,996
Stone Energy Corp.*	460	5,069
Sunoco, Inc.	313	13,603
Swift Energy Co.*	297	4,993
Tesoro Corp.	262	3,451
Valero Energy Corp.	2,403	52,001
W&T Offshore, Inc.	554	7,933
Walter Industries, Inc.	198	3,467
Warren Resources, Inc.*	486	967
Western Refining, Inc.	214	1,661
Whiting Petroleum Corp.*	197	6,592
Williams Cos., Inc. (The)	2,135	30,915
World Fuel Services Corp.	76	2,812
XTO Energy, Inc.	1,147	40,455

Total Oil, Gas & Consumable Fuels		3,119,114

Paper & Forest Products—0.1%
International Paper Co.	1,388	16,378
MeadWestvaco Corp.	105	1,175

Total Paper & Forest Products		17,553

Personal Products—0.3%
Alberto-Culver Co.	146	3,578
Avon Products, Inc.	786	18,888
Bare Escentuals, Inc.*	660	3,452
Chattem, Inc.*	40	2,861
Estee Lauder Cos., Inc. (The) Class A	369	11,424
NBTY, Inc.*	287	4,492
Nu Skin Enterprises, Inc. Class A	204	2,128

Total Personal Products		46,823

Pharmaceuticals—5.5%
Abbott Laboratories	1,811	96,653
Allergan, Inc.	348	14,031
Bristol-Myers Squibb Co.	2,170	50,453
Eli Lilly & Co.	1,978	79,654
Endo Pharmaceuticals Holdings, Inc.*	228	5,901
Forest Laboratories, Inc.*	824	20,987
Johnson & Johnson	4,591	274,679
King Pharmaceuticals, Inc.*	601	6,383
KV Pharmaceutical Co. Class A*	465	1,339
Medicis Pharmaceutical Corp. Class A	112	1,557
Merck & Co., Inc.	3,565	108,375
Perrigo Co.	116	3,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

December 31, 2008

Investments	Shares	Value
Pfizer, Inc.	13,594	$240,749
Questcor Pharmaceuticals, Inc.*	269	2,504
Sepracor, Inc.*	833	9,146
Viropharma, Inc.*	219	2,851
Watson Pharmaceuticals, Inc.*	194	5,155
Wyeth	2,591	97,188

Total Pharmaceuticals		1,021,353

Professional Services—0.3%
Administaff, Inc.	89	1,930
Corporate Executive Board Co.	101	2,228
Dun & Bradstreet Corp.	94	7,257
Equifax, Inc.	246	6,524
First Advantage Corp. Class A*	131	1,854
FTI Consulting, Inc.*	83	3,708
Korn/Ferry International*	174	1,987
Manpower, Inc.	300	10,197
Monster Worldwide, Inc.*	329	3,978
MPS Group, Inc.*	309	2,327
Resources Connection, Inc.*	114	1,867
Robert Half International, Inc.	334	6,954
TrueBlue, Inc.*	192	1,837
Watson Wyatt Worldwide, Inc. Class A	81	3,873

Total Professional Services		56,521

Real Estate Investment Trusts—0.9%
Alexander’s, Inc.*	8	2,039
Alexandria Real Estate Equities, Inc.	44	2,655
AMB Property Corp.	181	4,239
AvalonBay Communities, Inc.	81	4,907
BioMed Realty Trust, Inc.	176	2,063
Boston Properties, Inc.	111	6,105
BRE Properties, Inc.	57	1,595
CapitalSource, Inc.	353	1,631
Developers Diversified Realty Corp.	669	3,265
DiamondRock Hospitality Co.	316	1,602
Duke Realty Corp.	181	1,984
Entertainment Properties Trust	88	2,622
Equity One, Inc.	123	2,177
Equity Residential	95	2,833
Federal Realty Investment Trust	46	2,856
HCP, Inc.	167	4,638
Health Care REIT, Inc.	91	3,840
Hospitality Properties Trust	232	3,450
Host Hotels & Resorts, Inc.	1,314	9,947
Kimco Realty Corp.	403	7,367
Liberty Property Trust	127	2,899
Macerich Co. (The)	113	2,052
Mack-Cali Realty Corp.	90	2,205
National Health Investors, Inc.	69	1,893
National Retail Properties, Inc.	161	2,768
Nationwide Health Properties, Inc.	115	3,303
Omega Healthcare Investors, Inc.	154	2,459
Plum Creek Timber Co., Inc.	167	5,802
Potlatch Corp.	72	1,873
Public Storage, Inc.	222	17,649
Rayonier, Inc.	122	3,825
Realty Income Corp.	107	2,477
Regency Centers Corp.	84	3,923
Senior Housing Properties Trust	184	3,297
Simon Property Group, Inc.	176	9,351
SL Green Realty Corp.	189	4,895
Ventas, Inc.	143	4,801
Vornado Realty Trust	154	9,294

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

December 31, 2008

Investments	Shares	Value
Weingarten Realty Investors	134	$2,772

Total Real Estate Investment Trusts		159,353

Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc. Class A*	996	4,303
Jones Lang LaSalle, Inc.	121	3,352

Total Real Estate Management & Development		7,655

Road & Rail—1.0%
Arkansas Best Corp.	62	1,867
Burlington Northern Santa Fe Corp.	601	45,502
Con-way, Inc.	127	3,378
CSX Corp.	913	29,645
Genesee & Wyoming, Inc. Class A*	59	1,800
Heartland Express, Inc.	116	1,828
Hertz Global Holdings, Inc.*	685	3,473
JB Hunt Transport Services, Inc.	179	4,702
Kansas City Southern*	214	4,077
Knight Transportation, Inc.	96	1,548
Landstar System, Inc.	75	2,882
Norfolk Southern Corp.	711	33,453
Old Dominion Freight Line, Inc.*	84	2,391
Ryder System, Inc.	142	5,507
Union Pacific Corp.	942	45,028
Werner Enterprises, Inc.	99	1,717

Total Road & Rail		188,798

Semiconductors & Semiconductor Equipment—2.0%
Altera Corp.	491	8,205
Analog Devices, Inc.	600	11,412
Applied Materials, Inc.	1,936	19,612
Broadcom Corp. Class A*	576	9,775
Cymer, Inc.*	89	1,950
Fairchild Semiconductor International, Inc.*	468	2,289
Hittite Microwave Corp.*	63	1,856
Integrated Device Technology, Inc.*	296	1,661
Intel Corp.	10,794	158,239
Intersil Corp. Class A	450	4,136
KLA-Tencor Corp.	324	7,060
Lam Research Corp.*	301	6,405
Linear Technology Corp.	398	8,804
Maxim Integrated Products, Inc.	578	6,601
MEMC Electronic Materials, Inc.*	938	13,395
Microchip Technology, Inc.	361	7,050
Microsemi Corp.*	145	1,833
MKS Instruments, Inc.*	121	1,790
National Semiconductor Corp.	673	6,777
Novellus Systems, Inc.*	151	1,863
Nvidia Corp.*	945	7,626
Omnivision Technologies, Inc.*	366	1,922
ON Semiconductor Corp.*	1,256	4,270
PMC - Sierra, Inc.*	682	3,315
Sigma Designs, Inc.*	212	2,014
Skyworks Solutions, Inc.*	566	3,136
Texas Instruments, Inc.	3,394	52,675
Varian Semiconductor Equipment Associates, Inc.*	145	2,627
Xilinx, Inc.	514	9,159

Total Semiconductors & Semiconductor Equipment		367,457

Software—3.6%
Adobe Systems, Inc.*	849	18,075
Ansys, Inc.*	105	2,928

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

December 31, 2008

Investments	Shares	Value
Autodesk, Inc.*	462	$9,078
BMC Software, Inc.*	225	6,055
CA, Inc.	787	14,583
Cadence Design Systems, Inc.*	1,297	4,747
Citrix Systems, Inc.*	181	4,266
Compuware Corp.*	574	3,875
FactSet Research Systems, Inc.	79	3,495
Fair Isaac Corp.	155	2,613
Informatica Corp.*	142	1,950
Intuit, Inc.*	412	9,801
Jack Henry & Associates, Inc.	151	2,931
McAfee, Inc.*	111	3,837
Micros Systems, Inc.*	180	2,938
Microsoft Corp.	20,774	403,846
Net 1 UEPS Technologies, Inc.*	211	2,891
Oracle Corp.*	7,335	130,049
Parametric Technology Corp.*	211	2,669
Progress Software Corp.*	96	1,849
Red Hat, Inc.*	190	2,512
Sybase, Inc.*	182	4,508
Symantec Corp.*	1,125	15,210
Synopsys, Inc.*	244	4,519
Take-Two Interactive Software, Inc.*	253	1,913
TIBCO Software, Inc.*	320	1,661
VMware, Inc. Class A*	258	6,112

Total Software		668,911

Specialty Retail—2.0%
Aaron Rents, Inc.	89	2,369
Abercrombie & Fitch Co. Class A	404	9,320
Advance Auto Parts, Inc.	165	5,552
Aeropostale, Inc.*	200	3,220
American Eagle Outfitters, Inc.	617	5,775
Autozone, Inc.*	100	13,947
Barnes & Noble, Inc.	166	2,490
bebe Stores, Inc.	218	1,628
Bed Bath & Beyond, Inc.*	426	10,829
Best Buy Co., Inc.	1,011	28,419
Buckle, Inc. (The)	127	2,771
Cabela’s, Inc.*	286	1,667
Carmax, Inc.*	310	2,443
Collective Brands, Inc.*	163	1,910
Dick’s Sporting Goods, Inc.*	237	3,344
Dress Barn, Inc.*	203	2,180
Foot Locker, Inc.	363	2,664
GameStop Corp. Class A*	316	6,845
Gap, Inc. (The)	1,498	20,058
Guess?, Inc.	329	5,050
Gymboree Corp.*	101	2,635
Home Depot, Inc.	2,581	59,415
J Crew Group, Inc.*	178	2,172
JOS A Bank Clothiers, Inc.*	64	1,674
Lowe’s Cos., Inc.	2,290	49,281
Ltd. Brands, Inc.	1,230	12,349
Men’s Wearhouse, Inc. (The)	146	1,977
Office Depot, Inc.*	714	2,128
O’Reilly Automotive, Inc.*	137	4,211
Penske Auto Group, Inc.	400	3,072
PetSmart, Inc.	242	4,465
RadioShack Corp.	452	5,397
Rent-A-Center, Inc.*	183	3,230
Ross Stores, Inc.	231	6,868
Sally Beauty Holdings, Inc.*	410	2,333
Sherwin-Williams Co. (The)	197	11,771
Sonic Automotive, Inc. Class A	354	1,409

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Total Earnings Fund

December 31, 2008

Investments	Shares	Value
Staples, Inc.	1,125	$20,160
Systemax, Inc.*	188	2,025
Tiffany & Co.	272	6,427
TJX Cos., Inc.	939	19,315
Tractor Supply Co.*	61	2,205
Urban Outfitters, Inc.*	223	3,341
Williams-Sonoma, Inc.	481	3,781

Total Specialty Retail		364,122

Textiles, Apparel & Luxury Goods—0.6%
Carter’s, Inc.*	118	2,273
Coach, Inc.*	751	15,598
Columbia Sportswear Co.	83	2,936
Deckers Outdoor Corp.*	32	2,556
Fossil, Inc.*	245	4,092
Hanesbrands, Inc.*	293	3,736
Iconix Brand Group, Inc.*	193	1,888
Movado Group, Inc.	197	1,850
Nike, Inc. Class B	730	37,230
Phillips-Van Heusen Corp.	191	3,845
Polo Ralph Lauren Corp.	220	9,990
Quiksilver, Inc.*	1,244	2,289
Skechers U.S.A., Inc. Class A*	190	2,436
Timberland Co. Class A*	143	1,652
Under Armour, Inc. Class A*	66	1,573
UniFirst Corp.	65	1,930
VF Corp.	248	13,583
Warnaco Group, Inc. (The)*	111	2,179
Wolverine World Wide, Inc.	113	2,378

Total Textiles, Apparel & Luxury Goods		114,014

Thrifts & Mortgage Finance—0.1%
Astoria Financial Corp.	128	2,109
Capitol Federal Financial	51	2,326
First Niagara Financial Group, Inc.	165	2,668
Hudson City Bancorp, Inc.	581	9,273
Northwest Bancorp, Inc.	91	1,946
People’s United Financial, Inc.	220	3,923
TFS Financial Corp.	156	2,012
Washington Federal, Inc.	111	1,661

Total Thrifts & Mortgage Finance		25,918

Tobacco—1.7%
Altria Group, Inc.	6,348	95,601
Lorillard, Inc.	311	17,525
Philip Morris International, Inc.	3,659	159,202
Reynolds American, Inc.	662	26,685
Universal Corp.	87	2,599
UST, Inc.	176	12,211
Vector Group Ltd.	151	2,057

Total Tobacco		315,880

Trading Companies & Distributors—0.3%
Applied Industrial Technologies, Inc.	137	2,592
Fastenal Co.	191	6,656
GATX Corp.	167	5,172
H&E Equipment Services, Inc.*	250	1,928
Interline Brands, Inc.*	151	1,605
MSC Industrial Direct Co. Class A	137	5,046
RSC Holdings, Inc.*	476	4,056
TAL International Group, Inc.	129	1,819
W.W. Grainger, Inc.	142	11,195

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Total Earnings Fund

December 31, 2008

Investments	Shares	Value
Watsco, Inc.	54	$2,074
WESCO International, Inc.*	294	5,654

Total Trading Companies & Distributors		47,797

Water Utilities—0.0%
Aqua America, Inc.	141	2,903

Wireless Telecommunication Services—0.2%
American Tower Corp., Class A*	124	3,636
MetroPCS Communications, Inc.*	168	2,495
NII Holdings, Inc.*	602	10,944
Syniverse Holdings, Inc.*	239	2,854
Telephone & Data Systems, Inc.	271	8,604
United States Cellular Corp.*	175	7,567

Total Wireless Telecommunication Services		36,100

TOTAL COMMON STOCKS (Cost: $25,218,512)		18,511,747

SHORT-TERM INVESTMENT—0.5%
MONEY MARKET FUND—0.5%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(b) (Cost: $90,370)	90,370	90,370

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.1%
MONEY MARKET FUND—0.1%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(c) (Cost: $20,024)(d)	20,024	20,024

TOTAL INVESTMENTS IN SECURITIES—99.9% (Cost: $25,328,906)(e)		18,622,141
Cash and Other Assets in Excess of Liabilities —0.1%		26,279

NET ASSETS—100.0%		$18,648,420

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2008.
(b)	Rate shown represents annualized 7 day yield as of December 31, 2008.
(c)	Interest rate shown reflects yield as of December 31, 2008.
(d)	At December 31, 2008, the total market value of the Fund’s securities on loan was $18,972 and the total market value of the collateral held by the Fund was $20,024.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund

December 31, 2008

Investments	Shares	Value
COMMON STOCKS—99.7%
Aerospace & Defense—3.2%
Alliant Techsystems, Inc.*	184	$15,780
Boeing Co.	7,724	329,584
General Dynamics Corp.	3,463	199,434
Goodrich Corp.	1,449	53,642
Honeywell International, Inc.	5,933	194,780
L-3 Communications Holdings, Inc.	907	66,918
Lockheed Martin Corp.	3,148	264,684
Northrop Grumman Corp.	2,705	121,833
Precision Castparts Corp.	1,467	87,257
Raytheon Co.	3,330	169,963
Rockwell Collins, Inc.	1,467	57,345
United Technologies Corp.	7,292	390,852

Total Aerospace & Defense		1,952,072

Air Freight & Logistics—0.2%
C.H. Robinson Worldwide, Inc.	560	30,817
Expeditors International Washington, Inc.	719	23,921
FedEx Corp.	1,422	91,221

Total Air Freight & Logistics		145,959

Airlines—0.0%
Southwest Airlines Co.	3,337	28,765

Auto Components—0.2%
BorgWarner, Inc.	944	20,551
Johnson Controls, Inc.	4,499	81,702

Total Auto Components		102,253

Automobiles—0.1%
Harley-Davidson, Inc.	3,709	62,942

Beverages—2.0%
Brown-Forman Corp. Class B	695	35,786
Coca-Cola Co. (The)	10,594	479,590
Coca-Cola Enterprises, Inc.	5,019	60,379
Constellation Brands, Inc. Class A*	909	14,335
Dr. Pepper Snapple Group, Inc.*	2,273	36,936
Hansen Natural Corp.*	442	14,820
Molson Coors Brewing Co. Class B	752	36,788
Pepsi Bottling Group, Inc.	2,267	51,030
PepsiCo, Inc.	8,481	464,504

Total Beverages		1,194,168

Biotechnology—1.5%
Alexion Pharmaceuticals, Inc.*	91	3,293
Amgen, Inc.*	5,899	340,668
Biogen Idec, Inc.*	1,397	66,539
Cephalon, Inc.*	270	20,801
Genentech, Inc.*	3,084	255,694
Genzyme Corp.*	501	33,251
Gilead Sciences, Inc.*	3,147	160,938
Myriad Genetics, Inc.*	96	6,361

Total Biotechnology		887,545

Building Products—0.0%
Masco Corp.	1,622	18,053

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund

December 31, 2008

Investments	Shares	Value
Capital Markets—2.5%
Ameriprise Financial, Inc.	2,181	$50,948
Bank of New York Mellon Corp. (The)	5,877	166,495
BlackRock, Inc.	657	88,137
Charles Schwab Corp. (The)	6,117	98,912
Franklin Resources, Inc.	2,041	130,175
Goldman Sachs Group, Inc. (The)	7,774	656,048
Northern Trust Corp.	1,096	57,145
Raymond James Financial, Inc.	1,006	17,233
SEI Investments Co.	1,002	15,741
State Street Corp.	3,187	125,345
T. Rowe Price Group, Inc.	1,587	56,243
TD Ameritrade Holding Corp.*	5,026	71,621

Total Capital Markets		1,534,043

Chemicals—1.9%
Air Products & Chemicals, Inc.	1,781	89,531
Airgas, Inc.	565	22,029
CF Industries Holdings, Inc.	925	45,473
Dow Chemical Co. (The)	9,756	147,218
E.I. Du Pont de Nemours & Co.	8,636	218,492
Ecolab, Inc.	1,032	36,275
FMC Corp.	511	22,857
Monsanto Co.	2,047	144,006
Mosaic Co. (The)	6,494	224,693
PPG Industries, Inc.	1,314	55,753
Praxair, Inc.	1,834	108,866
Rohm & Haas Co.	698	43,129
Sigma-Aldrich Corp.	655	27,667

Total Chemicals		1,185,989

Commercial Banks—2.2%
Associated Banc-Corp	879	18,397
BB&T Corp.	4,317	118,545
BOK Financial Corp.	323	13,049
Comerica, Inc.	1,344	26,678
Commerce Bancshares, Inc.	338	14,855
Cullen/Frost Bankers, Inc.	347	17,586
Fifth Third Bancorp	480	3,965
Huntington Bancshares, Inc.	635	4,864
M&T Bank Corp.	666	38,235
PNC Financial Services Group, Inc. (The)	2,389	117,061
Regions Financial Corp.	6,513	51,843
SunTrust Banks, Inc.	2,581	76,243
Synovus Financial Corp.	1,523	12,641
U.S. Bancorp	11,458	286,565
Valley National Bancorp	470	9,518
Wells Fargo & Co.	17,921	528,311
Zions Bancorp.	772	18,922

Total Commercial Banks		1,357,278

Commercial Services & Supplies—0.4%
Avery Dennison Corp.	712	23,304
Cintas Corp.	1,060	24,624
Covanta Holding Corp.*	629	13,813
Iron Mountain, Inc.*	436	10,782
Pitney Bowes, Inc.	941	23,977
R.R. Donnelley & Sons Co.	3,603	48,929
Republic Services, Inc.	1,018	25,236

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund

December 31, 2008

Investments	Shares	Value
Stericycle, Inc.*	218	$11,353
Waste Management, Inc.	3,005	99,585

Total Commercial Services & Supplies		281,603

Communications Equipment—2.4%
Cisco Systems, Inc.*	39,051	636,532
Corning, Inc.	48,627	463,416
Harris Corp.	1,007	38,316
Juniper Networks, Inc.*	2,397	41,971
QUALCOMM, Inc.	7,917	283,666

Total Communications Equipment		1,463,901

Computers & Peripherals—3.9%
Apple, Inc.*	4,423	377,503
Dell, Inc.*	18,974	194,294
EMC Corp.*	11,590	121,347
Hewlett-Packard Co.	18,118	657,502
International Business Machines Corp.	10,922	919,196
NetApp, Inc.*	1,734	24,224
Western Digital Corp.*	6,541	74,894

Total Computers & Peripherals		2,368,960

Construction & Engineering—0.2%
Aecom Technology Corp.*	395	12,138
Fluor Corp.	1,185	53,170
Jacobs Engineering Group, Inc.*	677	32,564
Quanta Services, Inc.*	647	12,811
URS Corp.*	384	15,656

Total Construction & Engineering		126,339

Construction Materials—0.1%
Martin Marietta Materials, Inc.	167	16,212
Vulcan Materials Co.	286	19,900

Total Construction Materials		36,112

Consumer Finance—0.7%
American Express Co.	10,256	190,249
Capital One Financial Corp.	4,852	154,730
Discover Financial Services	5,324	50,738

Total Consumer Finance		395,717

Containers & Packaging—0.2%
Ball Corp.	639	26,576
Bemis Co., Inc.	534	12,645
Crown Holdings, Inc.*	2,790	53,569
Owens-Illinois, Inc.*	1,507	41,186
Pactiv Corp.*	571	14,206

Total Containers & Packaging		148,182

Distributors—0.1%
Genuine Parts Co.	1,092	41,343

Diversified Consumer Services—0.2%
Apollo Group, Inc. Class A*	514	39,382
DeVry, Inc.	197	11,310
H&R Block, Inc.	1,618	36,761

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund

December 31, 2008

Investments	Shares	Value
ITT Educational Services, Inc.*	175	$16,622
Strayer Education, Inc.	30	6,432

Total Diversified Consumer Services		110,507

Diversified Financial Services—2.0%
Bank of America Corp.	27,996	394,184
CME Group, Inc.	315	65,555
IntercontinentalExchange, Inc.*	315	25,969
JPMorgan Chase & Co.	18,530	584,250
Leucadia National Corp.*	2,405	47,619
Moody’s Corp.	1,852	37,207
NASDAQ OMX Group, Inc. (The)*	1,162	28,713
NYSE Euronext	2,111	57,799

Total Diversified Financial Services		1,241,296

Diversified Telecommunication Services—2.9%
AT&T, Inc.	35,925	1,023,862
CenturyTel, Inc.	1,190	32,523
Embarq Corp.	1,887	67,857
Frontier Communications Corp.	1,810	15,819
Qwest Communications International, Inc. (a)	19,531	71,093
Verizon Communications, Inc.	14,605	495,109
Windstream Corp.	4,400	40,480

Total Diversified Telecommunication Services		1,746,743

Electric Utilities—2.0%
Allegheny Energy, Inc.	1,187	40,192
American Electric Power Co., Inc.	3,239	107,794
Duke Energy Corp.	7,594	113,986
Edison International	3,084	99,058
Entergy Corp.	1,305	108,485
Exelon Corp.	3,902	216,989
FirstEnergy Corp.	1,813	88,076
FPL Group, Inc.	2,343	117,923
Northeast Utilities	1,035	24,902
Pepco Holdings, Inc.	1,384	24,580
Pinnacle West Capital Corp.	658	21,142
PPL Corp.	2,423	74,362
Progress Energy, Inc.	1,587	63,242
Southern Co.	3,935	145,595

Total Electric Utilities		1,246,326

Electrical Equipment—0.5%
Ametek, Inc.	690	20,845
Emerson Electric Co.	5,540	202,819
First Solar, Inc.*	160	22,074
Rockwell Automation, Inc.	1,472	47,457
Roper Industries, Inc.	553	24,006
SunPower Corp. Class A*	138	5,106

Total Electrical Equipment		322,307

Electronic Equipment & Instruments—0.2%
Agilent Technologies, Inc.*	3,412	53,330
Amphenol Corp. Class A	1,491	35,754
Dolby Laboratories, Inc. Class A*	491	16,085
Flir Systems, Inc.*	572	17,549
Mettler-Toledo International, Inc.*	232	15,637

Total Electronic Equipment & Instruments		138,355

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund

December 31, 2008

Investments	Shares	Value
Energy Equipment & Services—1.4%
Baker Hughes, Inc.	4,250	$136,298
BJ Services Co.	4,253	49,633
Cameron International Corp.*	2,225	45,613
Diamond Offshore Drilling, Inc.	1,434	84,520
ENSCO International, Inc.	2,801	79,520
FMC Technologies, Inc.*	1,205	28,715
Halliburton Co.	8,195	148,984
Helmerich & Payne, Inc.	1,583	36,013
National Oilwell Varco, Inc.*	5,436	132,856
Pride International, Inc.*	2,669	42,651
Smith International, Inc.	2,361	54,043

Total Energy Equipment & Services		838,846

Food & Staples Retailing—3.2%
Costco Wholesale Corp.	1,936	101,640
CVS/Caremark Corp.	9,827	282,428
Kroger Co. (The)	3,887	102,656
Safeway, Inc.	3,144	74,733
SUPERVALU, Inc.	3,486	50,896
SYSCO Corp.	3,797	87,103
Walgreen Co.	6,855	169,113
Wal-Mart Stores, Inc.	19,910	1,116,154

Total Food & Staples Retailing		1,984,723

Food Products—1.5%
Archer-Daniels-Midland Co.	6,814	196,447
Campbell Soup Co.	1,851	55,549
ConAgra Foods, Inc.	2,463	40,640
General Mills, Inc.	1,510	91,733
H.J. Heinz Co.	1,836	69,034
Hershey Co. (The)	728	25,291
Hormel Foods Corp.	757	23,528
J.M. Smucker Co. (The)	322	13,962
Kellogg Co.	2,179	95,548
Kraft Foods, Inc. Class A	7,486	200,998
McCormick & Co., Inc.	693	22,079
Sara Lee Corp.	5,118	50,105
Tyson Foods, Inc. Class A	785	6,877

Total Food Products		891,791

Gas Utilities—0.2%
Equitable Resources, Inc.	710	23,821
National Fuel Gas Co.	715	22,401
Oneok, Inc.	1,011	29,440
Questar Corp.	1,652	54,004

Total Gas Utilities		129,666

Health Care Equipment & Supplies—1.5%
Baxter International, Inc.	3,054	163,663
Beckman Coulter, Inc.	304	13,358
Becton Dickinson & Co.	1,367	93,489
Boston Scientific Corp.*	6,267	48,507
C.R. Bard, Inc.	374	31,513
DENTSPLY International, Inc.	900	25,416
Edwards Lifesciences Corp.*	197	10,825
Hospira, Inc.*	847	22,717
Intuitive Surgical, Inc.*	125	15,874
Medtronic, Inc.	6,780	213,027
Resmed, Inc.*	245	9,183
St. Jude Medical, Inc.*	1,754	57,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund

December 31, 2008

Investments	Shares	Value
Stryker Corp.	2,361	$94,322
Varian Medical Systems, Inc.*	662	23,196
Zimmer Holdings, Inc.*	1,875	75,788

Total Health Care Equipment & Supplies		898,690

Health Care Providers & Services—2.5%
Aetna, Inc.	6,198	176,643
AmerisourceBergen Corp.	1,093	38,976
Cardinal Health, Inc.	3,153	108,684
Cigna Corp.	4,863	81,942
DaVita, Inc.*	590	29,246
Express Scripts, Inc.*	1,015	55,805
Henry Schein, Inc.*	630	23,115
Humana, Inc.*	1,844	68,744
Laboratory Corp. of America Holdings*	582	37,487
McKesson Corp.	2,307	89,350
Medco Health Solutions, Inc.*	2,055	86,125
Omnicare, Inc.	499	13,852
Quest Diagnostics, Inc.	1,024	53,156
UnitedHealth Group, Inc.	13,185	350,720
WellPoint, Inc.*	7,158	301,567

Total Health Care Providers & Services		1,515,412

Health Care Technology—0.0%
Cerner Corp.*	342	13,150

Hotels, Restaurants & Leisure—1.1%
Burger King Holdings, Inc.	761	18,173
Darden Restaurants, Inc.	1,157	32,604
International Game Technology	2,318	27,561
Marriott International, Inc. Class A	2,629	51,134
McDonald’s Corp.	5,759	358,152
MGM Mirage*	2,274	31,290
Starbucks Corp.*	2,616	24,747
Starwood Hotels & Resorts Worldwide, Inc.	2,012	36,015
Wynn Resorts Ltd.*	734	31,019
Yum! Brands, Inc.	2,490	78,435

Total Hotels, Restaurants & Leisure		689,130

Household Durables—0.3%
Black & Decker Corp.	831	34,744
Fortune Brands, Inc.	1,520	62,746
Newell Rubbermaid, Inc.	2,621	25,633
Whirlpool Corp.	1,001	41,391

Total Household Durables		164,514

Household Products—2.2%
Church & Dwight Co., Inc.	280	15,714
Clorox Co. (The)	739	41,059
Colgate-Palmolive Co.	2,468	169,157
Energizer Holdings, Inc.*	555	30,048
Kimberly-Clark Corp.	2,829	149,201
Procter & Gamble Co.	14,755	912,153

Total Household Products		1,317,332

Independent Power Producers & Energy—0.3%
AES Corp. (The)*	7,282	60,004
Constellation Energy Group, Inc.	1,005	25,215

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund

December 31, 2008

Investments	Shares	Value
Mirant Corp.*	2,429	$45,835
NRG Energy, Inc.*	3,170	73,956

Total Independent Power Producers & Energy		205,010

Industrial Conglomerates—3.1%
3M Co.	5,182	298,172
General Electric Co.	93,759	1,518,896
Textron, Inc.	4,920	68,240

Total Industrial Conglomerates		1,885,308

Insurance—4.6%
Allstate Corp. (The)	6,295	206,224
American Family Life Assurance Co., Inc.	3,215	147,376
AON Corp.	1,139	52,030
Assurant, Inc.	2,011	60,330
Berkshire Hathaway, Inc. Class A*	5	482,999
Brown & Brown, Inc.	676	14,128
Chubb Corp. (The)	3,473	177,123
Cincinnati Financial Corp.	1,158	33,663
CNA Financial Corp.	4,169	68,538
HCC Insurance Holdings, Inc.	1,088	29,104
Lincoln National Corp.	5,555	104,656
Loews Corp.	4,945	139,696
Markel Corp.*	54	16,146
Marsh & McLennan Cos., Inc.	1,210	29,367
Metlife, Inc.	9,206	320,921
Nationwide Financial Services, Inc. Class A	664	34,667
Odyssey Re Holdings Corp.	208	10,776
Principal Financial Group, Inc.	3,794	85,631
Progressive Corp. (The)	5,034	74,554
Prudential Financial, Inc.	6,623	200,412
Reinsurance Group of America, Inc.	1,107	47,402
Torchmark Corp.	998	44,611
Transatlantic Holdings, Inc.	832	33,330
Travelers Cos., Inc. (The)	6,263	283,088
Unum Group	4,026	74,884
W.R. Berkley Corp.	1,591	49,321

Total Insurance		2,820,977

Internet & Catalog Retail—0.1%
Amazon.com, Inc.*	911	46,716
priceline.com, Inc.*	224	16,498

Total Internet & Catalog Retail		63,214

Internet Software & Services—1.0%
eBay, Inc.*	10,557	147,376
Google, Inc. Class A*	1,307	402,099
VeriSign, Inc.*	90	1,717
Yahoo! Inc.*	3,432	41,870

Total Internet Software & Services		593,062

IT Services—1.2%
Affiliated Computer Services, Inc. Class A*	678	31,154
Alliance Data Systems Corp.*	421	19,589
Automatic Data Processing, Inc.	2,591	101,929
Cognizant Technology Solutions Corp. Class A*	1,927	34,802
Computer Sciences Corp.*	2,266	79,627
Fidelity National Information Services, Inc.	751	12,219
Fiserv, Inc.*	888	32,297
Global Payments, Inc.	439	14,395

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund

December 31, 2008

Investments	Shares	Value
Hewitt Associates, Inc. Class A*	499	$14,162
Mastercard, Inc. Class A	707	101,051
Paychex, Inc.	1,744	45,832
SAIC, Inc.*	1,800	35,064
Total System Services, Inc.	1,375	19,250
Visa, Inc., Class A	1,677	87,959
Western Union Co. (The)	5,346	76,662

Total IT Services		705,992

Leisure Equipment & Products—0.1%
Hasbro, Inc.	969	28,266
Mattel, Inc.	2,943	47,088

Total Leisure Equipment & Products		75,354

Life Sciences Tools & Services—0.2%
Illumina, Inc.*	161	4,194
Millipore Corp.*	255	13,138
Pharmaceutical Product Development, Inc.	574	16,652
Thermo Fisher Scientific, Inc.*	2,305	78,531
Waters Corp.*	712	26,095

Total Life Sciences Tools & Services		138,610

Machinery—2.1%
Caterpillar, Inc.	7,122	318,139
Cummins, Inc.	2,870	76,715
Danaher Corp.	2,027	114,748
Deere & Co.	4,080	156,346
Donaldson Co., Inc.	430	14,470
Dover Corp.	1,846	60,770
Eaton Corp.	2,229	110,804
Flowserve Corp.	641	33,012
Illinois Tool Works, Inc.	4,531	158,811
ITT Corp.	1,294	59,511
PACCAR, Inc.	3,316	94,838
Pall Corp.	564	16,035
Parker Hannifin Corp.	2,097	89,206

Total Machinery		1,303,405

Media—3.3%
Cablevision Systems Corp. Class A	1,447	24,367
Clear Channel Outdoor Holdings, Inc. Class A*	4,049	24,901
Comcast Corp. Class A	13,588	229,365
DIRECTV Group, Inc. (The)*	5,403	123,783
DISH Network Corp. Class A*	6,894	76,454
McGraw-Hill Cos., Inc. (The)	2,725	63,193
News Corp. Class A	49,893	453,528
Omnicom Group, Inc.	3,084	83,021
Scripps Networks Interactive, Inc. Class A	750	16,500
Time Warner Cable, Inc. Class A*	4,631	99,335
Time Warner, Inc.	29,154	293,289
Viacom, Inc. Class B*	7,530	143,522
Walt Disney Co. (The)	15,329	347,815
Washington Post Co. (The) Class B	30	11,708

Total Media		1,990,781

Metals & Mining—1.4%
Alcoa, Inc.	13,840	155,838
Cliffs Natural Resources, Inc.	1,485	38,031
Freeport-McMoRan Copper & Gold, Inc.	9,405	229,859
Newmont Mining Corp.	2,228	90,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund

December 31, 2008

Investments	Shares	Value
Nucor Corp.	3,612	$166,874
Southern Copper Corp.	8,954	143,801

Total Metals & Mining		825,083

Multiline Retail—0.7%
Dollar Tree, Inc.*	406	16,971
Family Dollar Stores, Inc.	733	19,109
JC Penney Co., Inc.	2,694	53,072
Kohl’s Corp.*	2,090	75,658
Macy’s, Inc.	6,082	62,949
Sears Holdings Corp.*	548	21,301
Target Corp.	6,001	207,214

Total Multiline Retail		456,274

Multi-Utilities—1.4%
Alliant Energy Corp.	784	22,877
Ameren Corp.	1,681	55,910
Centerpoint Energy, Inc.	3,513	44,334
Consolidated Edison, Inc.	1,396	54,346
Dominion Resources, Inc.	4,207	150,780
DTE Energy Co.	1,347	48,047
Integrys Energy Group, Inc.	384	16,504
MDU Resources Group, Inc.	1,509	32,564
NiSource, Inc.	2,046	22,445
NSTAR	539	19,668
PG&E Corp.	2,079	80,478
Public Service Enterprise Group, Inc.	2,728	79,576
Puget Energy, Inc.	575	15,680
SCANA Corp.	773	27,519
Sempra Energy	1,997	85,132
TECO Energy, Inc.	1,186	14,647
Wisconsin Energy Corp.	165	6,927
Xcel Energy, Inc.	2,693	49,955

Total Multi-Utilities		827,389

Office Electronics—0.2%
Xerox Corp.	11,495	91,615

Oil, Gas & Consumable Fuels—18.1%
Anadarko Petroleum Corp.	4,856	187,199
Apache Corp.	5,209	388,227
Cabot Oil & Gas Corp.	640	16,640
Chesapeake Energy Corp.	8,352	135,052
Chevron Corp.	25,525	1,888,084
CNX Gas Corp.*	577	15,752
ConocoPhillips	28,404	1,471,327
Consol Energy, Inc.	535	15,290
Devon Energy Corp.	5,773	379,344
El Paso Corp.	10,199	79,858
EOG Resources, Inc.	2,636	175,505
Exxon Mobil Corp.	50,445	4,027,025
Hess Corp.	4,605	247,012
Marathon Oil Corp.	12,840	351,302
Murphy Oil Corp.	3,104	137,662
Newfield Exploration Co.*	1,525	30,119
Noble Energy, Inc.	2,211	108,825
Occidental Petroleum Corp.	11,126	667,449
Peabody Energy Corp.	2,717	61,812
PetroHawk Energy Corp.*	782	12,223
Range Resources Corp.	638	21,941
Southwestern Energy Co.*	1,497	43,368
Spectra Energy Corp.	6,403	100,783

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund

December 31, 2008

Investments	Shares	Value
Sunoco, Inc.	1,157	$50,283
Valero Energy Corp.	9,079	196,470
Williams Cos., Inc. (The)	8,083	117,042
XTO Energy, Inc.	4,330	152,719

Total Oil, Gas & Consumable Fuels		11,078,313

Paper & Forest Products—0.1%
International Paper Co.	5,190	61,242

Personal Products—0.2%
Avon Products, Inc.	2,837	68,173
Estee Lauder Cos., Inc. (The) Class A	1,301	40,279

Total Personal Products		108,452

Pharmaceuticals—6.2%
Abbott Laboratories	6,897	368,093
Allergan, Inc.	1,306	52,658
Bristol-Myers Squibb Co.	8,251	191,836
Eli Lilly & Co.	7,507	302,307
Endo Pharmaceuticals Holdings, Inc.*	802	20,756
Forest Laboratories, Inc.*	3,103	79,033
Johnson & Johnson	17,433	1,043,016
Merck & Co., Inc.	13,515	410,856
Perrigo Co.	365	11,793
Pfizer, Inc.	51,474	911,605
Wyeth	9,777	366,735

Total Pharmaceuticals		3,758,688

Professional Services—0.1%
Dun & Bradstreet Corp.	333	25,708
Equifax, Inc.	895	23,735
FTI Consulting, Inc.*	240	10,723
Robert Half International, Inc.	1,205	25,088

Total Professional Services		85,254

Real Estate Investment Trusts—0.5%
AvalonBay Communities, Inc.	281	17,023
Boston Properties, Inc.	394	21,670
Equity Residential	320	9,542
Federal Realty Investment Trust	144	8,940
HCP, Inc.	538	14,940
Health Care REIT, Inc.	283	11,943
Host Hotels & Resorts, Inc.	4,830	36,563
Kimco Realty Corp.	1,405	25,683
Plum Creek Timber Co., Inc.	576	20,010
Public Storage, Inc.	822	65,349
Rayonier, Inc.	390	12,227
Simon Property Group, Inc.	631	33,525
Ventas, Inc.	455	15,274
Vornado Realty Trust	565	34,098

Total Real Estate Investment Trusts		326,787

Road & Rail—1.0%
Burlington Northern Santa Fe Corp.	2,290	173,375
CSX Corp.	3,442	111,762
JB Hunt Transport Services, Inc.	651	17,102

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings 500 Fund

December 31, 2008

Investments	Shares	Value
Norfolk Southern Corp.	2,698	$126,941
Union Pacific Corp.	3,561	170,216

Total Road & Rail		599,396

Semiconductors & Semiconductor Equipment—2.0%
Altera Corp.	1,670	27,906
Analog Devices, Inc.	2,174	41,349
Applied Materials, Inc.	7,245	73,392
Broadcom Corp. Class A*	2,015	34,195
Intel Corp.	40,999	601,045
KLA-Tencor Corp.	1,143	24,906
Lam Research Corp.*	1,058	22,514
Linear Technology Corp.	1,389	30,725
Maxim Integrated Products, Inc.	1,978	22,589
MEMC Electronic Materials, Inc.*	3,374	48,181
Microchip Technology, Inc.	1,223	23,885
National Semiconductor Corp.	2,359	23,755
Nvidia Corp.*	3,277	26,445
Texas Instruments, Inc.	12,904	200,270
Xilinx, Inc.	1,809	32,236

Total Semiconductors & Semiconductor Equipment		1,233,393

Software—3.8%
Adobe Systems, Inc.*	3,152	67,106
Ansys, Inc.*	296	8,255
Autodesk, Inc.*	1,632	32,069
BMC Software, Inc.*	794	21,367
CA, Inc.	2,951	54,682
Citrix Systems, Inc.*	604	14,236
Intuit, Inc.*	1,497	35,614
McAfee, Inc.*	351	12,134
Microsoft Corp.	78,719	1,530,296
Oracle Corp.*	27,863	494,011
Salesforce.com, Inc.*	94	3,009
Symantec Corp.*	4,078	55,135
VMware, Inc. Class A*	856	20,279

Total Software		2,348,193

Specialty Retail—1.7%
Advance Auto Parts, Inc.	608	20,459
Autozone, Inc.*	389	54,254
Bed Bath & Beyond, Inc.*	1,608	40,875
Best Buy Co., Inc.	3,842	107,999
GameStop Corp. Class A*	1,128	24,432
Gap, Inc. (The)	5,732	76,751
Home Depot, Inc.	9,882	227,485
Lowe’s Cos., Inc.	8,672	186,621
Ltd. Brands, Inc.	4,567	45,853
O’Reilly Automotive, Inc.*	488	15,001
Ross Stores, Inc.	828	24,616
Sherwin-Williams Co. (The)	749	44,753
Staples, Inc.	4,361	78,149
TJX Cos., Inc.	3,667	75,430
Urban Outfitters, Inc.*	768	11,505

Total Specialty Retail		1,034,183

Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc.*	2,868	59,568
Nike, Inc. Class B	2,881	146,932

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Earnings 500 Fund

December 31, 2008

Investments	Shares	Value
Polo Ralph Lauren Corp.	813	$36,918
VF Corp.	939	51,429

Total Textiles, Apparel & Luxury Goods		294,847

Thrifts & Mortgage Finance—0.1%
Capitol Federal Financial	87	3,967
Hudson City Bancorp, Inc.	2,009	32,063
New York Community Bancorp, Inc.	536	6,411
People’s United Financial, Inc.	672	11,982
TFS Financial Corp.	333	4,296

Total Thrifts & Mortgage Finance		58,719

Tobacco—1.9%
Altria Group, Inc.	24,345	366,636
Lorillard, Inc.	1,187	66,887
Philip Morris International, Inc.	13,877	603,789
Reynolds American, Inc.	2,497	100,654
UST, Inc.	627	43,501

Total Tobacco		1,181,467

Trading Companies & Distributors—0.1%
Fastenal Co.	662	23,071
W.W. Grainger, Inc.	524	41,312

Total Trading Companies & Distributors		64,383

Water Utilities—0.0%
Aqua America, Inc.	368	7,577

Wireless Telecommunication Services—0.2%
American Tower Corp., Class A*	414	12,138
MetroPCS Communications, Inc.*	463	6,876
NII Holdings, Inc.*	2,158	39,232
Telephone & Data Systems, Inc.	953	30,258
United States Cellular Corp.*	624	26,982

Total Wireless Telecommunication Services		115,486

TOTAL COMMON STOCKS (Cost: $81,131,160)		60,918,466

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.1%
MONEY MARKET FUND—0.1%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(b) (Cost: $73,089)(c)	73,089	73,089

TOTAL INVESTMENTS IN SECURITIES—99.8% (Cost: $81,204,249)(d)		60,991,555
Other Assets in Excess of Liabilities—0.2%		87,984

NET ASSETS—100.0%		$61,079,539

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2008.
(b)	Interest rate shown reflects yield as of December 31, 2008.
(c)	At December 31, 2008, the total market value of the Fund’s securities on loan was $70,383 and the total market value of the collateral held by the Fund was $73,089.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree MidCap Earnings Fund

December 31, 2008

Investments	Shares	Value
COMMON STOCKS—99.7%
Aerospace & Defense—2.0%
Aerovironment, Inc.*	138	$5,080
Axsys Technologies, Inc.*	96	5,267
BE Aerospace, Inc.*	5,291	40,688
Ceradyne, Inc.*	1,243	25,245
Cubic Corp.	303	8,242
Curtiss-Wright Corp.	723	24,141
DynCorp International, Inc. Class A*	819	12,424
Esterline Technologies Corp.*	555	21,029
HEICO Corp.*	321	12,464
Hexcel Corp.*	2,611	19,295
Moog, Inc. Class A*	799	29,219
Orbital Sciences Corp.*	797	15,565
Spirit Aerosystems Holdings, Inc. Class A*	7,831	79,641
Stanley, Inc.*	216	7,824
Teledyne Technologies, Inc.*	536	23,879
TransDigm Group, Inc.*	880	29,542

Total Aerospace & Defense		359,545

Air Freight & Logistics—0.1%
Forward Air Corp.	454	11,019
Hub Group, Inc., Class A*	562	14,909

Total Air Freight & Logistics		25,928

Airlines—0.2%
Allegiant Travel Co.*	105	5,100
Skywest, Inc.	1,655	30,783

Total Airlines		35,883

Auto Components—1.2%
Autoliv, Inc.	3,009	64,573
Gentex Corp.	2,574	22,728
Goodyear Tire & Rubber Co. (The)*	12,075	72,088
WABCO Holdings, Inc.	3,264	51,539

Total Auto Components		210,928

Automobiles—0.1%
Thor Industries, Inc.	1,548	20,403

Beverages—0.4%
Central European Distribution Corp.*	967	19,050
PepsiAmericas, Inc.	2,709	55,155

Total Beverages		74,205

Biotechnology—0.5%
Alkermes, Inc.*	455	4,846
BioMarin Pharmaceutical, Inc.*	117	2,083
Cubist Pharmaceuticals, Inc.*	484	11,693
Emergent Biosolutions, Inc.*	424	11,071
Martek Biosciences Corp.*	335	10,154
Onyx Pharmaceuticals, Inc.*	139	4,748
OSI Pharmaceuticals, Inc.*	744	29,052
PDL Biopharma, Inc.*	771	4,765
United Therapeutics Corp.*	143	8,945

Total Biotechnology		87,357

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

December 31, 2008

Investments	Shares	Value
Building Products—0.4%
Armstrong World Industries, Inc.*	1,319	$28,517
Lennox International, Inc.	1,142	36,875
Simpson Manufacturing Co., Inc.	450	12,492

Total Building Products		77,884

Capital Markets—2.1%
Affiliated Managers Group, Inc.*	868	36,387
Apollo Investment Corp.	4,842	45,079
Eaton Vance Corp.	2,080	43,701
Federated Investors, Inc. Class B	2,455	41,637
GAMCO Investors, Inc. Class A	506	13,824
Greenhill & Co., Inc.	204	14,233
Investment Technology Group, Inc.*	1,156	26,264
Janus Capital Group, Inc.	5,788	46,479
Knight Capital Group, Inc. Class A*	2,062	33,301
optionsXpress Holdings, Inc.	1,726	23,059
Stifel Financial Corp.*	251	11,508
Waddell & Reed Financial, Inc. Class A	2,153	33,285

Total Capital Markets		368,757

Chemicals—5.0%
Albemarle Corp.	2,661	59,340
Arch Chemicals, Inc.	596	15,538
Cabot Corp.	1,118	17,105
Calgon Carbon Corp.*	367	5,637
Celanese Corp. Series A	12,712	158,009
Cytec Industries, Inc.	2,142	45,453
Eastman Chemical Co.	3,111	98,650
H.B. Fuller Co.	1,412	22,747
Huntsman Corp.	4,915	16,908
International Flavors & Fragrances, Inc.	1,645	48,889
Lubrizol Corp.	1,705	62,045
Minerals Technologies, Inc.	291	11,902
Nalco Holding Co.	2,853	32,924
Olin Corp.	2,134	38,583
RPM International, Inc.	3,917	52,057
Scotts Miracle-Gro Co. (The) Class A	323	9,600
Sensient Technologies Corp.	865	20,656
Terra Industries, Inc.	7,080	118,024
Valspar Corp. (The)	1,713	30,988
Westlake Chemical Corp.	1,318	21,470

Total Chemicals		886,525

Commercial Banks—4.1%
BancorpSouth, Inc.	1,357	31,700
Bank of Hawaii Corp.	1,005	45,397
Cathay General Bancorp(a)	848	20,140
City National Corp.	695	33,847
Community Bank System, Inc.	434	10,585
CVB Financial Corp.	1,311	15,601
First Bancorp	1,169	13,023
First Citizens BancShares, Inc. Class A	154	23,531
First Commonwealth Financial Corp.	870	10,771
First Financial Bankshares, Inc.	216	11,925
First Midwest Bancorp, Inc.	809	16,156
FirstMerit Corp.	1,276	26,273
FNB Corp./PA	1,236	16,315
Fulton Financial Corp.	3,007	28,927
Glacier Bancorp, Inc.	824	15,672
Hancock Holding Co.	384	17,457
IBERIABANK Corp.	199	9,552
International Bancshares Corp.	1,403	30,627

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

December 31, 2008

Investments	Shares	Value
Investors Bancorp, Inc.*	319	$4,284
MB Financial, Inc.	388	10,845
National Penn Bancshares, Inc.	1,327	19,255
NBT Bancorp, Inc.	431	12,051
Old National Bancorp	1,035	18,796
Pacific Capital Bancorp	730	12,322
PacWest Bancorp	337	9,065
Park National Corp.	217	15,570
Prosperity Bancshares, Inc.	609	18,020
S&T Bancorp, Inc.	357	12,674
Signature Bank*	218	6,254
Susquehanna Bancshares, Inc.	1,197	19,044
SVB Financial Group*	875	22,951
TCF Financial Corp.	2,714	37,073
Trustmark Corp.	976	21,072
UMB Financial Corp.	436	21,425
Umpqua Holdings Corp.	852	12,328
United Bankshares, Inc.	560	18,603
WesBanco, Inc.	398	10,830
Westamerica Bancorp	262	13,401
Whitney Holding Corp.	1,091	17,445
Wilmington Trust Corp.	843	18,748

Total Commercial Banks		729,555

Commercial Services & Supplies—1.8%
ABM Industries, Inc.	642	12,230
Brink’s Co. (The)	1,879	50,507
Clean Harbors, Inc.*	197	12,498
Copart, Inc.*	1,242	33,769
Corrections Corp. of America*	1,959	32,049
Geo Group, Inc. (The)*	601	10,836
Healthcare Services Group, Inc.	395	6,292
Herman Miller, Inc.	2,261	29,461
Mine Safety Appliances Co.	545	13,031
Rollins, Inc.	910	16,453
Steelcase, Inc. Class A	3,959	22,250
SYKES Enterprises, Inc.*	766	14,646
Tetra Tech, Inc.*	574	13,862
United Stationers, Inc.*	673	22,539
Waste Connections, Inc.*	747	23,583

Total Commercial Services & Supplies		314,006

Communications Equipment—1.2%
3Com Corp.*	2,628	5,992
ADC Telecommunications, Inc.*	2,594	14,189
Adtran, Inc.	1,201	17,871
Arris Group, Inc.*	1,646	13,086
Avocent Corp.*	380	6,806
Brocade Communications Systems, Inc.*	11,450	32,060
CommScope, Inc.*	2,182	33,908
Comtech Telecommunications Corp.*	349	15,991
F5 Networks, Inc.*	713	16,299
Infinera Corp.*	1,992	17,848
InterDigital, Inc.*	220	6,050
Polycom, Inc.*	1,268	17,131
Starent Networks Corp.*	940	11,214
Tekelec*	761	10,152

Total Communications Equipment		218,597

Computers & Peripherals—1.4%
Data Domain, Inc.*	91	1,711
Diebold, Inc.	822	23,090
Intermec, Inc.*	746	9,907

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

December 31, 2008

Investments	Shares	Value
Lexmark International, Inc. Class A*	2,495	$67,115
NCR Corp.*	4,219	59,657
QLogic Corp.*	2,066	27,767
Synaptics, Inc.*	522	8,644
Teradata Corp.*	3,636	53,922

Total Computers & Peripherals		251,813

Construction & Engineering—1.0%
EMCOR Group, Inc.*	1,780	39,925
Granite Construction, Inc.	532	23,371
KBR, Inc.	3,703	56,286
Perini Corp.*	1,104	25,812
Shaw Group, Inc. (The)*	1,424	29,149

Total Construction & Engineering		174,543

Construction Materials—0.1%
Eagle Materials, Inc.	497	9,150
Texas Industries, Inc.	384	13,248

Total Construction Materials		22,398

Consumer Finance—0.3%
AmeriCredit Corp.*(a)	93	711
Cash America International, Inc.	724	19,801
Ezcorp, Inc. Class A*	655	9,963
Student Loan Corp. (The)	636	26,075

Total Consumer Finance		56,550

Containers & Packaging—1.3%
AptarGroup, Inc.	990	34,888
Greif, Inc. Class A	1,257	42,022
Packaging Corp. of America	2,431	32,721
Rock-Tenn Co. Class A	525	17,945
Sealed Air Corp.	3,265	48,778
Silgan Holdings, Inc.	552	26,391
Sonoco Products Co.	1,211	28,047

Total Containers & Packaging		230,792

Distributors—0.2%
LKQ Corp.*	2,333	27,203

Diversified Consumer Services—1.0%
American Public Education, Inc.*	81	3,012
Capella Education Co.*	102	5,994
Career Education Corp.*	851	15,267
Corinthian Colleges, Inc.*	506	8,283
Matthews International Corp. Class A	455	16,689
Service Corp International	10,586	52,613
Sotheby’s	3,351	29,790
Weight Watchers International, Inc.	1,457	42,865

Total Diversified Consumer Services		174,513

Diversified Telecommunication Services—0.1%
NTELOS Holdings Corp.	423	10,431

Electric Utilities—1.7%
ALLETE, Inc.	585	18,878
Cleco Corp.	988	22,556
DPL, Inc.	2,273	51,915
EL Paso Electric Co.*	982	17,764
Great Plains Energy, Inc.	1,905	36,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

December 31, 2008

Investments	Shares	Value
Hawaiian Electric Industries, Inc.	1,112	$24,620
IDACORP, Inc.	730	21,499
ITC Holdings Corp.	528	23,063
MGE Energy, Inc.	358	11,814
Portland General Electric Co.	1,036	20,171
UIL Holdings Corp.	367	11,021
UniSource Energy Corp.	108	3,171
Westar Energy, Inc.	1,985	40,712

Total Electric Utilities		304,008

Electrical Equipment—2.2%
A.O. Smith Corp.	659	19,454
Acuity Brands, Inc.	949	33,130
Baldor Electric Co.	1,273	22,723
Belden, Inc.	1,319	27,541
Brady Corp. Class A	1,232	29,506
Energy Conversion Devices, Inc.*	208	5,244
Franklin Electric Co., Inc.	347	9,754
General Cable Corp.*	2,887	51,070
GrafTech International Ltd.*	5,834	48,539
Hubbell, Inc. Class B	1,471	48,072
Regal-Beloit Corp.	844	32,064
Thomas & Betts Corp.*	1,707	41,002
Woodward Governor Co.	1,181	27,187

Total Electrical Equipment		395,286

Electronic Equipment & Instruments—3.2%
Anixter International, Inc.*	1,966	59,216
Arrow Electronics, Inc.*	4,575	86,194
Avnet, Inc.*	5,658	103,033
AVX Corp.	3,726	29,584
Benchmark Electronics, Inc.*	1,484	18,951
Cogent, Inc.*	627	8,508
Ingram Micro, Inc. Class A*	4,714	63,120
Itron, Inc.*	100	6,374
Jabil Circuit, Inc.	4,225	28,519
Molex, Inc.	3,151	45,658
National Instruments Corp.	997	24,287
Rofin-Sinar Technologies, Inc.*	654	13,459
Tech Data Corp.*	1,405	25,065
Trimble Navigation Ltd.*	1,533	33,128
Vishay Intertechnology, Inc.*	3,684	12,599

Total Electronic Equipment & Instruments		557,695

Energy Equipment & Services—4.5%
Atwood Oceanics, Inc.*	3,218	49,171
CARBO Ceramics, Inc.	354	12,578
Dresser-Rand Group, Inc.*	2,084	35,949
Dril-Quip, Inc.*	1,302	26,704
Exterran Holdings, Inc.*	1,673	35,635
Gulfmark Offshore, Inc.*	1,141	27,144
HIS, Inc. Class A*	520	19,458
Lufkin Industries, Inc.	477	16,457
Oceaneering International, Inc.*	1,576	45,925
Oil States International, Inc.*	3,097	57,883
Patterson-UTI Energy, Inc.	7,122	81,974
Precision Drilling Trust	672	14,011
Rowan Cos., Inc.	6,284	99,916
RPC, Inc.	1,720	16,787

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

December 31, 2008

Investments	Shares	Value
SEACOR Holdings, Inc.*	449	$29,926
Superior Energy Services, Inc.*	4,414	70,315
Tidewater, Inc.	1,882	75,788
Unit Corp.*	2,897	77,408

Total Energy Equipment & Services		793,029

Food & Staples Retailing—0.6%
BJ’s Wholesale Club, Inc.*	824	28,231
Casey’s General Stores, Inc.	773	17,601
Ruddick Corp.	866	23,945
United Natural Foods, Inc.*	653	11,636
Weis Markets, Inc.	276	9,282
Whole Foods Market, Inc.	2,266	21,391
Winn-Dixie Stores, Inc.*	144	2,318

Total Food & Staples Retailing		114,404

Food Products—1.2%
Corn Products International, Inc.	1,870	53,950
Dean Foods Co.*	1,966	35,329
Del Monte Foods Co.	2,895	20,670
Flowers Foods, Inc.	976	23,775
Green Mountain Coffee Roasters, Inc.*	141	5,457
Lancaster Colony Corp.	318	10,907
Ralcorp Holdings, Inc.*	623	36,383
Smithfield Foods, Inc.*	854	12,016
Tootsie Roll Industries, Inc.	359	9,194
TreeHouse Foods, Inc.*	310	8,444
Trian Acquisition I Corp.*	292	2,602

Total Food Products		218,727

Gas Utilities—2.1%
AGL Resources, Inc.	1,512	47,401
Atmos Energy Corp.	1,739	41,214
Energen Corp.	2,526	74,089
Laclede Group, Inc. (The)	256	11,991
New Jersey Resources Corp.	665	26,168
Nicor, Inc.	714	24,804
Northwest Natural Gas Co.	319	14,109
Piedmont Natural Gas Co., Inc.	793	25,114
South Jersey Industries, Inc.	422	16,817
Southwest Gas Corp.	616	15,536
UGI Corp.	1,982	48,400
WGL Holdings, Inc.	763	24,942

Total Gas Utilities		370,585

Health Care Equipment & Supplies—1.3%
Conmed Corp.*	416	9,959
Datascope Corp.	110	5,746
Gen-Probe, Inc.*	503	21,549
Haemonetics Corp.*	222	12,543
Hill-Rom Holdings, Inc.	798	13,135
IDEXX Laboratories, Inc.*	739	26,663
Immucor, Inc.*	645	17,144
Integra Lifesciences Holdings Corp.*	97	3,450
Kinetic Concepts, Inc.*	2,192	42,043
Masimo Corp.*	340	10,142
Meridian Bioscience, Inc.	266	6,775
STERIS Corp.	893	21,334

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

December 31, 2008

Investments	Shares	Value
Teleflex, Inc.	285	$14,279
Thoratec Corp.*	146	4,744
West Pharmaceutical Services, Inc.	407	15,372

Total Health Care Equipment & Supplies		224,878

Health Care Providers & Services—3.9%
Amedisys, Inc.*	427	17,652
AMERIGROUP Corp.*	1,136	33,535
ATHENAHEALTH, Inc.*	67	2,521
Catalyst Health Solutions, Inc.*	495	12,053
Centene Corp.*	778	15,334
Chemed Corp.	400	15,908
Community Health Systems, Inc.*	1,360	19,829
Coventry Health Care, Inc.*	7,756	115,409
Emergency Medical Services Corp. Class A*	491	17,976
Gentiva Health Services, Inc.*	670	19,604
Health Net, Inc.*	4,510	49,114
Healthsouth Corp*	141	1,545
Healthspring, Inc.*	1,362	27,199
HMS Holdings Corp.*	144	4,539
LifePoint Hospitals, Inc.*	1,282	29,281
Lincare Holdings, Inc.*	1,962	52,837
Magellan Health Services, Inc.*	527	20,637
Owens & Minor, Inc.	562	21,159
Patterson Cos., Inc.*	2,523	47,306
Pediatrix Medical Group, Inc.*	1,076	34,109
PSS World Medical, Inc.*	661	12,440
Psychiatric Solutions, Inc.*	766	21,333
Universal American Corp.*	2,496	22,015
Universal Health Services, Inc. Class B	1,166	43,807
VCA Antech, Inc.*	1,615	32,106

Total Health Care Providers & Services		689,248

Health Care Technology—0.7%
Eclipsys Corp.*	1,640	23,272
HLTH Corp.*	4,613	48,252
IMS Health, Inc.	3,267	49,528
MedAssets, Inc.*	67	978

Total Health Care Technology		122,030

Hotels, Restaurants & Leisure—1.7%
Bally Technologies, Inc.*	1,087	26,121
Brinker International, Inc.	443	4,669
Chipotle Mexican Grill, Inc. Class A*	264	16,363
Choice Hotels International, Inc.	844	25,371
International Speedway Corp. Class A	961	27,610
Jack in the Box, Inc.*	778	17,186
Panera Bread Co. Class A*	232	12,120
Penn National Gaming, Inc.*	1,261	26,960
Scientific Games Corp. Class A*	1,149	20,153
Vail Resorts, Inc.*	856	22,770
WMS Industries, Inc.*	578	15,548
Wyndham Worldwide Corp.	12,411	81,291

Total Hotels, Restaurants & Leisure		296,162

Household Durables—1.5%
Harman International Industries, Inc.	1,269	21,230
Jarden Corp.*	1,905	21,908
Leggett & Platt, Inc.	1,814	27,555
NVR, Inc.*	92	41,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

December 31, 2008

Investments	Shares	Value
Snap-On, Inc.	1,291	$50,840
Stanley Works (The)	2,090	71,268
Tupperware Brands Corp.	1,668	37,864

Total Household Durables		272,640

Independent Power Producers & Energy—0.1%
Dynegy, Inc. Class A*	4,421	8,842
Ormat Technologies, Inc.	328	10,453

Total Independent Power Producers & Energy		19,295

Industrial Conglomerates—0.5%
Carlisle Cos., Inc.	1,829	37,860
Seaboard Corp.	35	41,790

Total Industrial Conglomerates		79,650

Insurance—3.0%
Alleghany Corp.*	75	21,150
American Financial Group, Inc.	3,789	86,693
Arthur J. Gallagher & Co.	1,228	31,817
Employers Holdings, Inc.	1,627	26,846
Erie Indemnity Co. Class A	973	36,614
First American Corp.	237	6,847
Hanover Insurance Group, Inc. (The)	935	40,177
Harleysville Group, Inc.	506	17,573
Mercury General Corp.	900	41,391
Navigators Group, Inc.*	304	16,693
ProAssurance Corp.*	817	43,121
Reinsurance Group of America, Inc.	15	642
RLI Corp.	402	24,586
Selective Insurance Group, Inc.	974	22,334
StanCorp Financial Group, Inc.	1,365	57,016
State Auto Financial Corp.	99	2,976
Unitrin, Inc.	48	765
Wesco Financial Corp.	62	17,850
Zenith National Insurance Corp.	856	27,024

Total Insurance		522,115

Internet & Catalog Retail—0.6%
Expedia, Inc.*	8,121	66,917
Liberty Media Corp.—Interactive A*	7,246	22,608
NetFlix, Inc.*	543	16,230

Total Internet & Catalog Retail		105,755

Internet Software & Services—0.7%
Akamai Technologies, Inc.*	1,904	28,731
Digital River, Inc.*	606	15,029
Earthlink, Inc.*	6,477	43,785
Equinix, Inc.*	33	1,755
j2 Global Communications, Inc.*	747	14,970
WebMD Health Corp. Class A*	593	13,989

Total Internet Software & Services		118,259

IT Services—1.4%
Broadridge Financial Solutions, Inc.	3,293	41,294
CACI International, Inc. Class A*	441	19,885
DST Systems, Inc.*	1,373	52,146
Gartner, Inc.*	1,252	22,323
Mantech International Corp.*	372	20,159
NeuStar, Inc. Class A*	1,156	22,114

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

December 31, 2008

Investments	Shares	Value
Perot Systems Corp. Class A*	2,224	$30,402
SRA International, Inc. Class A*	948	16,353
Syntel, Inc.	671	15,514

Total IT Services		240,190

Leisure Equipment & Products—0.3%
Eastman Kodak Co.	1,987	13,074
Polaris Industries, Inc.	936	26,817
Pool Corp.	778	13,981

Total Leisure Equipment & Products		53,872

Life Sciences Tools & Services—1.2%
Bio-Rad Laboratories, Inc. Class A*	359	27,036
Bruker Corp.*	2,476	10,003
Charles River Laboratories International, Inc.*	1,564	40,977
Covance, Inc.*	987	45,433
Dionex Corp.*	251	11,257
Luminex Corp.*	76	1,623
PerkinElmer, Inc.	2,481	34,511
TECHNE Corp.	368	23,743
Varian, Inc.*	475	15,917

Total Life Sciences Tools & Services		210,500

Machinery—7.7%
Actuant Corp. Class A	1,573	29,918
AGCO Corp.*	3,397	80,135
Astec Industries, Inc.*	431	13,503
Barnes Group, Inc.	1,733	25,129
Briggs & Stratton Corp.	366	6,438
Bucyrus International, Inc.	2,469	45,726
Clarcor, Inc.	617	20,472
Crane Co.	2,249	38,773
ESCO Technologies, Inc.*	263	10,770
Gardner Denver, Inc.*	1,787	41,709
Graco, Inc.	1,384	32,842
Harsco Corp.	2,480	68,646
IDEX Corp.	1,548	37,384
Joy Global, Inc.	2,942	67,342
Kaydon Corp.	488	16,763
Kennametal, Inc.	2,122	47,087
Lincoln Electric Holdings, Inc.	1,058	53,884
Manitowoc Co., Inc. (The)	6,791	58,810
Mueller Industries, Inc.	983	24,654
Mueller Water Products, Inc. Class A	1,423	11,953
Navistar International Corp.*	3,341	71,431
Nordson Corp.	794	25,638
Pentair, Inc.	1,791	42,393
Robbins & Myers, Inc.	971	15,701
SPX Corp.	2,258	91,562
Terex Corp.*	8,547	148,033
Timken Co. (The)	4,570	89,709
Toro Co. (The)	387	12,771
Trinity Industries, Inc.	4,368	68,840
Valmont Industries, Inc.	448	27,489
Wabtec Corp.	642	25,520
Watts Water Technologies, Inc. Class A	594	14,832

Total Machinery		1,365,857

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

December 31, 2008

Investments	Shares	Value
Marine—0.3%
Alexander & Baldwin, Inc.	803	$20,123
Kirby Corp.*	1,230	33,653

Total Marine		53,776

Media—2.1%
DreamWorks Animation SKG, Inc. Class A*	1,636	41,325
Gannett Co., Inc.	10,661	85,287
Hearst-Argyle Television, Inc.	2,488	15,077
Interactive Data Corp.	1,233	30,406
Interpublic Group of Cos., Inc.*	12,436	49,247
John Wiley & Sons, Inc. Class A	881	31,346
Lamar Advertising Co. Class A*	248	3,115
Marvel Entertainment, Inc.*	1,149	35,332
Meredith Corp.	1,533	26,245
Morningstar, Inc.*	614	21,797
Regal Entertainment Group Class A	1,413	14,427
World Wrestling Entertainment, Inc. Class A	984	10,903

Total Media		364,507

Metals & Mining—3.5%
Allegheny Technologies, Inc.	5,247	133,956
Carpenter Technology Corp.	1,595	32,761
Commercial Metals Co.	4,007	47,563
Compass Minerals International, Inc.	477	27,981
Reliance Steel & Aluminum Co.	5,094	101,574
Royal Gold, Inc.	106	5,216
Schnitzer Steel Industries, Inc. Class A	1,537	57,868
Steel Dynamics, Inc.	11,850	132,483
Titanium Metals Corp.	4,660	41,055
Worthington Industries, Inc.	2,701	29,765

Total Metals & Mining		610,222

Multiline Retail—0.9%
Big Lots, Inc.*	2,166	31,385
Nordstrom, Inc.	9,105	121,188

Total Multiline Retail		152,573

Multi-Utilities—1.0%
Avista Corp.	820	15,892
Black Hills Corp.	594	16,014
CH Energy Group, Inc.	213	10,946
CMS Energy Corp.	2,595	26,235
NorthWestern Corp.	637	14,950
OGE Energy Corp.	2,225	57,361
Vectren Corp.	1,170	29,262

Total Multi-Utilities		170,660

Office Electronics—0.1%
Zebra Technologies Corp. Class A*	1,180	23,907

Oil, Gas & Consumable Fuels—8.6%
Alpha Natural Resources, Inc.*	2,080	33,675
Arch Coal, Inc.	5,096	83,014
Arena Resources, Inc.*	604	16,966
Atlas Energy Resources LLC	2,366	30,214
Bill Barrett Corp.*	1,024	21,637
Cimarex Energy Co.	2,277	60,978
Comstock Resources, Inc.*	791	37,375
Contango Oil & Gas Co.*	288	16,214
Denbury Resources, Inc.*	10,445	114,059

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

December 31, 2008

Investments	Shares	Value
Encore Acquisition Co.*	2,067	$52,750
Forest Oil Corp.*	5,180	85,418
Frontier Oil Corp.	3,896	49,206
Goodrich Petroleum Corp.*	84	2,516
Holly Corp.	1,295	23,608
Mariner Energy, Inc.*	7,161	73,042
Massey Energy Co.	2,785	38,405
McMoRan Exploration Co.*	1,693	16,591
NuStar GP Holdings LLC	691	12,217
Overseas Shipholding Group, Inc.	2,083	87,715
Penn Virginia Corp.	872	22,655
Pioneer Natural Resources Co.	4,357	70,496
Plains Exploration & Production Co.*	9,259	215,180
Quicksilver Resources, Inc.*	3,782	21,066
Southern Union Co.	3,504	45,692
St. Mary Land & Exploration Co.	2,287	46,449
Tesoro Corp.	2,248	29,606
W&T Offshore, Inc.	5,779	82,755
Walter Industries, Inc.	1,916	33,549
Whiting Petroleum Corp.*	1,926	64,444
World Fuel Services Corp.	557	20,609

Total Oil, Gas & Consumable Fuels		1,508,101

Paper & Forest Products—0.1%
Clearwater Paper Corp.*	230	1,930
MeadWestvaco Corp.	896	10,026

Total Paper & Forest Products		11,956

Personal Products—0.5%
Alberto-Culver Co.	959	23,505
Chattem, Inc.*	226	16,166
NBTY, Inc.*	2,359	36,918
Nu Skin Enterprises, Inc. Class A	1,311	13,674

Total Personal Products		90,263

Pharmaceuticals—1.3%
King Pharmaceuticals, Inc.*	5,512	58,537
Medicis Pharmaceutical Corp. Class A	767	10,661
Sepracor, Inc.*	8,149	89,477
Viropharma, Inc.*	1,618	21,066
Watson Pharmaceuticals, Inc.*	1,796	47,720

Total Pharmaceuticals		227,461

Professional Services—1.2%
Corporate Executive Board Co. (The)	770	16,986
First Advantage Corp. Class A*	893	12,636
Huron Consulting Group, Inc.*	150	8,591
Manpower, Inc.	2,811	95,545
Monster Worldwide, Inc.*	2,910	35,182
Navigant Consulting, Inc.*	447	7,094
Resources Connection, Inc.*	655	10,729
Watson Wyatt Worldwide, Inc. Class A	686	32,805

Total Professional Services		219,568

Real Estate Investment Trusts—3.2%
Alexander’s, Inc.*	44	11,216
Alexandria Real Estate Equities, Inc.	321	19,369
AMB Property Corp.	1,597	37,402
BioMed Realty Trust, Inc.	1,178	13,806
BRE Properties, Inc.	345	9,653
Camden Property Trust	239	7,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

December 31, 2008

Investments	Shares	Value
CapitalSource, Inc.	2,474	$11,430
Corporate Office Properties Trust	199	6,109
DCT Industrial Trust, Inc.	330	1,670
Digital Realty Trust, Inc.	103	3,384
Duke Realty Corp.	1,290	14,138
EastGroup Properties, Inc.	187	6,653
Entertainment Properties Trust	671	19,996
Equity Lifestyle Properties, Inc.	119	4,565
Equity One, Inc.	846	14,974
Essex Property Trust, Inc.	112	8,596
Extra Space Storage, Inc.	838	8,648
Franklin Street Properties Corp.	568	8,378
Healthcare Realty Trust, Inc.	150	3,522
Highwoods Properties, Inc.	238	6,512
Home Properties, Inc.	149	6,049
Hospitality Properties Trust	1,983	29,487
Inland Real Estate Corp.	676	8,774
Kilroy Realty Corp.	232	7,763
Liberty Property Trust	994	22,693
Macerich Co. (The)	813	14,764
Mack-Cali Realty Corp.	647	15,852
Mid-America Apartment Communities, Inc.	93	3,456
National Retail Properties, Inc.	1,244	21,384
Nationwide Health Properties, Inc.	894	25,676
Omega Healthcare Investors, Inc.	990	15,810
Potlatch Corp.	482	12,537
PS Business Parks, Inc.	80	3,573
Realty Income Corp.	841	19,469
Regency Centers Corp.	719	33,577
Senior Housing Properties Trust	1,406	25,196
SL Green Realty Corp.	1,703	44,108
Tanger Factory Outlet Centers, Inc.	131	4,928
Taubman Centers, Inc.	253	6,441
Washington Real Estate Investment Trust	120	3,396
Weingarten Realty Investors	1,040	21,518

Total Real Estate Investment Trusts		563,962

Real Estate Management & Development—0.4%
CB Richard Ellis Group, Inc. Class A*	9,562	41,308
Jones Lang LaSalle, Inc.	1,090	30,193

Total Real Estate Management & Development		71,501

Road & Rail—1.5%
Amerco, Inc.*	248	8,563
Arkansas Best Corp.	416	12,526
Con-way, Inc.	1,181	31,415
Genesee & Wyoming, Inc. Class A*	425	12,963
Heartland Express, Inc.	952	15,004
Hertz Global Holdings, Inc.*	5,777	29,289
Kansas City Southern*	1,957	37,281
Knight Transportation, Inc.	758	12,219
Landstar System, Inc.	700	26,901
Old Dominion Freight Line, Inc.*	636	18,101
Ryder System, Inc.	1,359	52,701
Werner Enterprises, Inc.	709	12,294

Total Road & Rail		269,257

Semiconductors & Semiconductor Equipment—1.4%
Atheros Communications, Inc.*	599	8,572
Cree, Inc.*	345	5,475
Cymer, Inc.*	540	11,831
FEI Co.*	375	7,073
Hittite Microwave Corp.*	364	10,723

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

December 31, 2008

Investments	Shares	Value
Integrated Device Technology, Inc.*	1,815	$10,182
Intersil Corp. Class A	4,285	39,380
Microsemi Corp.*	774	9,783
MKS Instruments, Inc.*	686	10,146
Novellus Systems, Inc.*	1,026	12,661
ON Semiconductor Corp.*	11,190	38,046
PMC - Sierra, Inc.*	5,223	25,384
Semtech Corp.*	759	8,554
Silicon Laboratories, Inc.*	366	9,069
Skyworks Solutions, Inc.*	4,428	24,531
Tessera Technologies, Inc.*	180	2,138
Varian Semiconductor Equipment Associates, Inc.*	1,038	18,809

Total Semiconductors & Semiconductor Equipment		252,357

Software—2.1%
Blackboard, Inc.*	31	813
Cadence Design Systems, Inc.*	11,833	43,308
Compuware Corp.*	4,694	31,685
Concur Technologies, Inc.*	123	4,037
Ebix, Inc.*	213	5,091
FactSet Research Systems, Inc.	653	28,889
Fair Isaac Corp.	1,241	20,923
Informatica Corp.*	890	12,220
Jack Henry & Associates, Inc.	1,213	23,544
Macrovision Solutions Corp.*	464	5,870
Micros Systems, Inc.*	1,473	24,039
Novell, Inc.*	167	650
Parametric Technology Corp.*	1,550	19,608
Progress Software Corp.*	633	12,192
Quality Systems, Inc.	230	10,033
Red Hat, Inc.*	1,361	17,992
Solera Holdings, Inc.*	121	2,916
Sybase, Inc.*	1,549	38,368
Synopsys, Inc.*	2,215	41,021
Take-Two Interactive Software, Inc.*	2,219	16,776
TIBCO Software, Inc.*	2,084	10,816

Total Software		370,791

Specialty Retail—3.7%
Aaron Rents, Inc.	626	16,664
Abercrombie & Fitch Co. Class A	4,027	92,904
Aeropostale, Inc.*	1,706	27,467
American Eagle Outfitters, Inc.	6,112	57,208
Barnes & Noble, Inc.	1,458	21,870
Buckle, Inc. (The)	998	21,776
Carmax, Inc.*	2,584	20,362
Dick’s Sporting Goods, Inc.*	2,094	29,546
Foot Locker, Inc.	2,960	21,726
Guess?, Inc.	3,177	48,767
Gymboree Corp.*	824	21,498
Penske Auto Group, Inc.	3,686	28,308
PetSmart, Inc.	2,282	42,103
RadioShack Corp.	4,121	49,205
Rent-A-Center, Inc.*	1,483	26,175
Sally Beauty Holdings, Inc.*	3,246	18,470
Tiffany & Co.	2,619	61,887
Tractor Supply Co.*	483	17,456
Williams-Sonoma, Inc.	4,527	35,582

Total Specialty Retail		658,974

Textiles, Apparel & Luxury Goods—1.3%
Carter’s, Inc.*	854	16,448
Columbia Sportswear Co.	733	25,926

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree MidCap Earnings Fund

December 31, 2008

Investments	Shares	Value
Deckers Outdoor Corp.*	240	$19,169
Fossil, Inc.*	2,160	36,072
Hanesbrands, Inc.*	2,673	34,081
Lululemon Athletica, Inc.*	1,036	8,215
Phillips-Van Heusen Corp.	1,749	35,207
Under Armour, Inc. Class A*	417	9,941
Warnaco Group, Inc. (The)*	863	16,941
Wolverine World Wide, Inc.	1,045	21,987

Total Textiles, Apparel & Luxury Goods		223,987

Thrifts & Mortgage Finance—0.5%
Astoria Financial Corp.	858	14,140
Beneficial Mutual Bancorp, Inc.*	380	4,275
First Niagara Financial Group, Inc.	1,098	17,756
Kearny Financial Corp.	138	1,766
NewAlliance Bancshares, Inc.	767	10,101
Northwest Bancorp, Inc.	556	11,887
Oritani Financial Corp.*	111	1,870
Provident Financial Services, Inc.	576	8,813
TrustCo Bank Corp.	745	7,085
Washington Federal, Inc.	726	10,861

Total Thrifts & Mortgage Finance		88,554

Tobacco—0.2%
Universal Corp./VA	714	21,328
Vector Group Ltd.	1,033	14,069

Total Tobacco		35,397

Trading Companies & Distributors—0.9%
Applied Industrial Technologies, Inc.	1,075	20,339
GATX Corp.	1,539	47,663
MSC Industrial Direct Co. Class A	1,217	44,822
RSC Holdings, Inc.*	4,022	34,267
Watsco, Inc.	365	14,016

Total Trading Companies & Distributors		161,107

Water Utilities—0.1%
California Water Service Group.	208	9,657

Wireless Telecommunication Services—0.2%
Centennial Communications Corp.*	902	7,270
Syniverse Holdings, Inc.*	1,726	20,609

Total Wireless Telecommunication Services		27,879

TOTAL COMMON STOCKS (Cost: $23,393,319)		17,598,418

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree MidCap Earnings Fund

December 31, 2008

Investments	Shares	Value
RIGHTS*—0.0%
Pharmaceuticals—0.0%
Fresenius Kabi PHARMA-CVR, expiring 1/31/09 (Cost: $0)	1,812	$634

TOTAL LONG-TERM INVESTMENTS (Cost: $23,393,319)		17,599,052

SHORT-TERM INVESTMENTS—1.1%
MONEY MARKET FUND—1.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(b) (Cost: $185,058)	185,058	185,058

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.1%
MONEY MARKET FUND—0.1%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(c) (Cost: $19,023)(d)	19,023	19,023

TOTAL INVESTMENTS IN SECURITIES —100.9% (Cost: $23,597,400)(e)		17,803,133
Liabilities in Excess of Cash and Other Assets—(0.9)%		(168,534)

NET ASSETS —100.0%		$17,634,599

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2008.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2008.
(c)	Interest rate shown reflects yield as of December 31, 2008.
(d)	At December 31, 2008, the total market value of the Fund’s securities on loan was $18,906 and the total market value of the collateral held by the Fund was $19,023.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund

December 31, 2008

Investments	Shares	Value
COMMON STOCKS—99.8%
Aerospace & Defense—1.2%
AAR Corp.*	2,825	$52,008
American Science & Engineering, Inc.	139	10,280
Applied Signal Technology, Inc.	262	4,700
Argon ST, Inc.*	499	9,411
Ducommun, Inc.	739	12,341
GenCorp, Inc.*	4,567	16,807
Ladish Co., Inc.*	1,325	18,351
LMI Aerospace, Inc.*	1,161	13,201
Taser International, Inc.*	557	2,941
Triumph Group, Inc.	1,331	56,515

Total Aerospace & Defense		196,555

Air Freight & Logistics—0.5%
Atlas Air Worldwide Holdings, Inc.*	1,781	33,661
Dynamex, Inc.*	822	12,125
Pacer International, Inc.	4,261	44,442

Total Air Freight & Logistics		90,228

Airlines—0.4%
Hawaiian Holdings, Inc.*	1,005	6,412
Republic Airways Holdings, Inc.*	5,181	55,281

Total Airlines		61,693

Auto Components—0.6%
Drew Industries, Inc.*	1,017	12,204
Exide Technologies*	6,848	36,225
Fuel Systems Solutions, Inc.*	518	16,970
Lear Corp.*	9,871	13,918
Stoneridge, Inc.*	2,712	12,367

Total Auto Components		91,684

Beverages—0.2%
Boston Beer Co., Inc. Class A*	223	6,333
Coca-Cola Bottling Co. Consolidated	82	3,769
Heckmann Corp.*	510	2,882
National Beverage Corp.*	1,627	14,642

Total Beverages		27,626

Biotechnology—0.2%
Maxygen, Inc.*	2,600	23,192
Repligen Corp.*	777	2,937

Total Biotechnology		26,129

Building Products—1.2%
AAON, Inc.	805	16,808
Ameron International Corp.	591	37,186
Apogee Enterprises, Inc.	3,105	32,168
Gibraltar Industries, Inc.	2,403	28,692
Griffon Corp.*	1,005	9,377
Insteel Industries, Inc.	2,307	26,046
NCI Buildings Systems, Inc.*	2,949	48,068
Quanex Building Products Corp.	110	1,031

Total Building Products		199,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

December 31, 2008

Investments	Shares	Value
Capital Markets—1.9%
Blackrock Kelso Capital Corp.	2,861	$28,209
Cohen & Steers, Inc.	2,205	24,233
Epoch Holding Corp.	401	3,044
Evercore Partners, Inc. Class A	164	2,048
GFI Group, Inc.	14,263	50,490
Hercules Technology Growth Capital, Inc.	4,094	32,424
LaBranche & Co., Inc.*	3,491	16,722
Penson Worldwide, Inc.*	2,625	20,003
Prospect Capital Corp.	3,096	37,059
Sanders Morris Harris Group, Inc.	3,529	21,139
SWS Group, Inc.	1,006	19,064
thinkorswim Group, Inc.*	7,022	39,464
TradeStation Group, Inc.*	3,117	20,105
Westwood Holdings Group, Inc.	188	5,341

Total Capital Markets		319,345

Chemicals—4.4%
American Vanguard Corp.	882	10,319
Ashland, Inc.	8,661	91,027
Balchem Corp.	418	10,412
GenTek, Inc.*	1,277	19,219
ICO, Inc.*	4,240	13,398
Innophos Holdings, Inc.	5,784	114,581
Innospec, Inc.	2,914	17,163
Koppers Holdings, Inc.	1,688	36,495
Kronos Worldwide, Inc.	341	3,973
Landec Corp.*	1,076	7,080
LSB Industries, Inc.*	2,006	16,690
NewMarket Corp.	1,330	46,430
OM Group, Inc.*	6,764	142,788
PolyOne Corp.*	3,271	10,304
Quaker Chemical Corp.	789	12,979
Rockwood Holdings, Inc.*	7,678	82,922
Schulman A., Inc.	303	5,151
Spartech Corp.	576	3,606
Stepan Co.	395	18,561
W.R. Grace & Co.*	12,283	73,330
Zoltek Cos., Inc.*	948	8,523

Total Chemicals		744,951

Commercial Banks—5.3%
1st Source Corp.	811	19,164
Ameris Bancorp	413	4,894
Arrow Financial Corp.	484	12,168
Bancfirst Corp.	617	32,651
Bank of the Ozarks, Inc.	696	20,629
Banner Corp.	683	6,427
Capital City Bank Group, Inc.	544	14,819
Cardinal Financial Corp.	330	1,878
Cascade Bancorp	553	3,733
Center Financial Corp.	1,417	8,743
Chemical Financial Corp.	658	18,345
City Bank (Lynnwood WA)	1,379	7,171
City Holding Co.	670	23,303
CoBiz Financial, Inc.	893	8,698
Columbia Banking System, Inc.	686	8,184
Community Trust Bancorp, Inc.	499	18,338
Enterprise Financial Services Corp.	545	8,306
First Bancorp	757	13,891
First Busey Corp.	928	16,927
First Community Bancshares, Inc.	448	15,622
First Financial Bancorp	1,534	19,006
First Financial Corp.	381	15,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

December 31, 2008

Investments	Shares	Value
First Merchants Corp.	824	$18,301
Frontier Financial Corp.(a)	3,320	14,475
Green Bancshares, Inc.	523	7,079
Harleysville National Corp.	1,062	15,335
Heartland Financial USA, Inc.	568	11,695
Heritage Commerce Corp.	193	2,169
Home Bancshares, Inc.	556	14,984
Independent Bank Corp. /MA	694	18,155
Lakeland Bancorp, Inc.	944	10,629
Lakeland Financial Corp.	543	12,934
MainSource Financial Group, Inc.	799	12,385
Nara Bancorp, Inc.	1,302	12,799
Old Second Bancorp, Inc.	931	10,800
Peoples Bancorp, Inc.	411	7,862
Pinnacle Financial Partners, Inc.*	623	18,572
Renasant Corp.	1,204	20,504
Republic Bancorp, Inc. Class A	932	25,350
Sandy Spring Bancorp, Inc.	841	18,359
Santander BanCorp	772	9,642
SCBT Financial Corp.	318	10,971
Sierra Bancorp	550	11,550
Simmons First National Corp. Class A	533	15,708
Southside Bancshares, Inc.	707	16,615
Southwest Bancorp, Inc.	731	9,474
StellarOne Corp.	545	9,211
Sterling Bancorp	764	10,719
Sterling Bancshares, Inc.	4,240	25,779
Sterling Financial Corp.	3,303	29,065
Suffolk Bancorp	424	15,234
Sun Bancorp, Inc.*	1,113	8,336
SY Bancorp, Inc.	494	13,585
Texas Capital Bancshares, Inc.*	1,184	15,818
Tompkins Financial Corp.	330	19,124
Trico Bancshares	453	11,311
UCBH Holdings, Inc.	2,537	17,455
Union Bankshares Corp.	373	9,250
United Community Banks, Inc.	22	299
United Security Bancshares	188	2,177
Univest Corp. of Pennsylvania	457	14,688
Virginia Commerce Bancorp*	1,666	8,613
Washington Trust Bancorp, Inc.	685	13,529
Wilshire Bancorp, Inc.	1,868	16,961
Wintrust Financial Corp.	1,043	21,455

Total Commercial Banks		887,470

Commercial Services & Supplies—3.9%
American Ecology Corp.	665	13,453
American Reprographics Co.*	5,512	38,033
Amrep Corp.*	109	3,410
ATC Technology Corp.*	1,453	21,257
Cenveo, Inc.*	4,112	18,298
Comfort Systems USA, Inc.	2,724	29,038
Consolidated Graphics, Inc.*	1,684	38,126
Cornell Cos, Inc.*	673	12,511
Courier Corp.	251	4,493
Deluxe Corp.	4,980	74,501
Ennis, Inc.	2,302	27,877
Fuel-Tech, Inc.*	543	5,750
G&K Services, Inc. Class A	961	19,431
GeoEye, Inc.*	1,298	24,961
HNI Corp.	2,790	44,194
Innerworkings, Inc.*	2,447	16,028
Interface, Inc. Class A	6,597	30,610
Knoll, Inc.	5,357	48,320
M&F Worldwide Corp.*	2,281	35,241

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

December 31, 2008

Investments	Shares	Value
McGrath Rentcorp	1,262	$26,956
Mobile Mini, Inc.*	1,668	24,053
Multi-Color Corp.	776	12,276
Schawk, Inc.	308	3,530
Standard Parking Corp.*	569	11,004
Standard Register Co. (The)	1,844	16,467
Team, Inc.*	547	15,152
Viad Corp.	1,074	26,571
Waste Services, Inc.*	1,242	8,172

Total Commercial Services & Supplies		649,713

Communications Equipment—2.5%
Acme Packet, Inc.*	1,861	9,789
Airvana, Inc.*	10,932	66,903
Anaren, Inc.*	358	4,278
Bel Fuse, Inc. Class B	468	9,922
Black Box Corp.	1,040	27,165
Blue Coat Systems, Inc.*	1,232	10,349
Ciena Corp.*	9,242	61,920
Cogo Group, Inc*	2,573	12,505
DG Fastchannel, Inc.*	524	6,540
Digi International, Inc.*	978	7,932
EMS Technologies, Inc.*	470	12,159
Extreme Networks, Inc.*	1,739	4,069
Globecomm Systems, Inc.*	2,841	15,597
Harmonic, Inc.*	6,224	34,917
Hughes Communications, Inc.*	807	12,864
Ixia*	670	3,873
Netgear, Inc.*	2,028	23,139
Opnext, Inc.*	2,866	5,016
PC-Tel, Inc.*	2,230	14,651
Plantronics, Inc.	3,329	43,943
Seachange International, Inc.*	973	7,015
Sonus Networks, Inc.*	767	1,212
Viasat, Inc.*	965	23,237

Total Communications Equipment		418,995

Computers & Peripherals—0.4%
Adaptec, Inc.*	745	2,459
Imation Corp.	1,239	16,812
Netezza Corp*	1,173	7,789
Novatel Wireless, Inc.*	2,362	10,960
Rimage Corp.*	477	6,397
STEC, Inc.*	922	3,928
Stratasys, Inc.*	791	8,503
Super Micro Computer, Inc.*	2,199	13,919

Total Computers & Peripherals		70,767

Construction & Engineering—1.1%
Dycom Industries, Inc.*	2,000	16,440
Furmanite Corp.*	2,424	13,065
Great Lakes Dredge & Dock Corp.	905	3,756
Insituform Technologies, Inc. Class A*	626	12,326
Layne Christensen Co.*	1,472	35,343
MasTec, Inc.*	3,600	41,688
Michael Baker Corp.*	552	20,374
Northwest Pipe Co.*	461	19,643
Pike Electric Corp.*	1,581	19,446
Sterling Construction Co., Inc.*	601	11,143

Total Construction & Engineering		193,224

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

December 31, 2008

Investments	Shares	Value
Construction Materials—0.1%
Headwaters, Inc.*	1,468	$9,909

Consumer Finance—1.0%
Advance America Cash Advance Centers, Inc.	16,134	30,493
CompuCredit Corp.*	988	5,464
Credit Acceptance Corp.*	2,493	34,154
Dollar Financial Corp.*	3,290	33,887
First Cash Financial Services, Inc.*	1,028	19,594
Nelnet, Inc. Class A	708	10,146
World Acceptance Corp.*	1,574	31,102

Total Consumer Finance		164,840

Containers & Packaging—0.1%
Bway Holding Co.*	376	2,993
Myers Industries, Inc.	1,039	8,312

Total Containers & Packaging		11,305

Distributors—0.1%
Core-Mark Holding Co., Inc.*	425	9,146

Diversified Consumer Services—1.0%
Jackson Hewitt Tax Service, Inc.	1,125	17,651
K12, Inc.*	909	17,044
Learning Tree International, Inc.*	1,214	10,343
Lincoln Educational Services Corp.*	771	10,216
Pre-Paid Legal Services, Inc.*	850	31,697
Regis Corp.	3,708	53,877
Stewart Enterprises, Inc. Class A	7,635	22,981
Universal Technical Institute, Inc.*	276	4,739

Total Diversified Consumer Services		168,548

Diversified Financial Services—0.8%
Asset Acceptance Capital Corp.*	1,593	8,140
Encore Capital Group, Inc.*	1,934	13,925
Financial Federal Corp.	1,220	28,389
Life Partners Holdings, Inc.	351	15,318
MarketAxess Holdings, Inc.*	603	4,920
Medallion Financial Corp.	1,308	9,980
NewStar Financial, Inc.*	4,210	16,798
Portfolio Recovery Associates, Inc.*	801	27,106
Triplecrown Acquisition Corp. Class B*	259	2,344

Total Diversified Financial Services		126,920

Diversified Telecommunication Services—1.3%
Alaska Communications Systems Group, Inc.	8,782	82,376
Atlantic Tele-Network, Inc.	898	23,842
Cbeyond, Inc.*	617	9,860
Cincinnati Bell, Inc.*	24,210	46,725
Consolidated Communications Holdings, Inc.	390	4,633
General Communication, Inc. Class A*	708	5,728
Iowa Telecommunications Services, Inc.	994	14,194
Premiere Global Services, Inc.*	2,476	21,318
Shenandoah Telecom Co.	569	15,960

Total Diversified Telecommunication Services		224,636

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

December 31, 2008

Investments	Shares	Value
Electric Utilities—0.2%
Central Vermont Public Service Corp.	614	$14,650
Empire District Electric Co. (The)	1,119	19,694

Total Electric Utilities		34,344

Electrical Equipment—1.1%
Advanced Battery Technologies, Inc.*	3,308	8,799
AZZ, Inc.*	846	21,235
Encore Wire Corp.	719	13,632
EnerSys*	4,812	52,932
Harbin Electric, Inc.*	1,797	14,358
II-VI, Inc.*	1,858	35,469
LSI Industries Inc.	126	866
Polypore International, Inc.*	2,995	22,642
Powell Industries, Inc.*	380	11,028
Ultralife Corp.*	710	9,521
Vicor Corp.	190	1,256

Total Electrical Equipment		191,738

Electronic Equipment & Instruments—3.5%
Brightpoint, Inc.*	3,279	14,264
Checkpoint Systems, Inc.*	3,080	30,307
Cognex Corp.	1,738	25,722
CPI International, Inc.*	1,100	9,526
CTS Corp.	2,338	12,882
Daktronics, Inc.	1,934	18,102
DTS, Inc.*	343	6,294
Electro Rent Corp.	1,004	11,205
Electro Scientific Industries, Inc.*	491	3,334
FARO Technologies, Inc.*	739	12,460
Insight Enterprises, Inc.*	8,471	58,450
IPG Photonics Corp.*	1,680	22,142
L-1 Identity Solutions, Inc.*	2,255	15,199
Littelfuse, Inc.*	945	15,687
Methode Electronics, Inc.	2,966	19,991
MTS Systems Corp.	1,096	29,197
Multi-Fineline Electronix, Inc.*	2,059	24,070
Newport Corp.*	2,118	14,360
OSI Systems, Inc.*	733	10,152
Park Electrochemical Corp.	898	17,026
PC Connection, Inc.*	2,106	10,783
Plexus Corp.*	3,015	51,104
Rogers Corp.*	602	16,718
Scansource, Inc.*	1,722	33,183
SYNNEX Corp.*	4,665	52,854
Technitrol, Inc.	6,899	24,009
TTM Technologies, Inc.*	5,339	27,816
Zygo Corp.*	233	1,610

Total Electronic Equipment & Instruments		588,447

Energy Equipment & Services—6.1%
Allis-Chalmers Energy, Inc.*	5,400	29,700
Basic Energy Services, Inc.*	4,323	56,372
Boots & Coots International Control, Inc.*	9,847	11,619
Bristow Group, Inc.*	2,005	53,714
Bronco Drilling Co., Inc.*	1,562	10,091
Cal Dive International, Inc.*	8,154	53,083
Complete Production Services, Inc.*	12,247	99,813
Dawson Geophysical Co.*	1,178	20,980
Gulf Island Fabrication, Inc.	1,598	23,027
Helix Energy Solutions Group, Inc.*	24,951	180,644
Hercules Offshore, Inc.*	10,137	48,151
Hornbeck Offshore Services, Inc.*	4,001	65,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

December 31, 2008

Investments	Shares	Value
ION Geophysical Corp.*	13,479	$46,233
Key Energy Services, Inc.*	21,111	93,100
Matrix Service Co.*	1,653	12,679
NATCO Group, Inc. Class A*	1,372	20,827
Natural Gas Services Group, Inc.*	1,042	10,555
Newpark Resources*	5,431	20,095
OYO Geospace Corp.*	469	8,193
Parker Drilling Co.*	19,527	56,628
PHI, Inc.*	857	12,007
Pioneer Drilling Co.*	8,304	46,253
Superior Well Services, Inc.*	2,155	21,550
T-3 Energy Services, Inc.*	1,846	17,426
Tetra Technologies, Inc.*	736	3,577
Union Drilling, Inc.*	1,728	8,968

Total Energy Equipment & Services		1,030,661

Food & Staples Retailing—1.1%
Andersons, Inc. (The)	2,923	48,170
Ingles Markets, Inc. Class A	1,785	31,398
Nash Finch Co.	554	24,869
Pantry, Inc. (The)*	908	19,477
Pricesmart, Inc.	1,157	23,904
Spartan Stores, Inc.	893	20,762
Susser Holdings Corp.*	709	9,423

Total Food & Staples Retailing		178,003

Food Products—1.7%
Alico, Inc.	32	1,312
American Dairy, Inc.*	684	10,287
American Italian Pasta Co. Class A*	369	8,243
B&G Foods, Inc. Class A	1,797	9,704
Cal-Maine Foods, Inc.	3,187	91,468
Chiquita Brands International, Inc.*	2,335	34,511
Darling International, Inc.*	10,311	56,608
Diamond Foods, Inc.	343	6,911
Hain Celestial Group, Inc.*	1,253	23,920
J&J Snack Foods Corp.	543	19,483
Lance, Inc.	298	6,836
Lifeway Foods, Inc.*	191	1,715
Sanderson Farms, Inc.	606	20,943

Total Food Products		291,941

Gas Utilities—0.0%
Chesapeake Utilities Corp.	233	7,335

Health Care Equipment & Supplies—2.3%
Abaxis, Inc.*	459	7,358
Accuray, Inc.*	630	3,251
Advanced Medical Optics, Inc*	2,129	14,073
Align Technology, Inc.*	1,427	12,486
American Medical Systems Holdings, Inc.*	2,212	19,886
Analogic Corp.	460	12,549
Angiodynamics, Inc.*	601	8,228
Arthrocare Corp.*	4,248	20,263
Cantel Medical Corporation*	346	5,076
Cardiac Science Corp.*	717	5,378
Cooper Cos., Inc. (The)	613	10,053
Cryolife, Inc.*	824	8,001
Cutera, Inc.*	214	1,898
Cyberonics, Inc.*	412	6,827
Cynosure, Inc. Class A*	1,165	10,636
Greatbatch, Inc.*	299	7,912
ICU Medical, Inc.*	387	12,825

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

December 31, 2008

Investments	Shares	Value
Invacare Corp.	1,101	$17,088
IRIS International, Inc.*	353	4,921
Kensey Nash Corp.*	533	10,346
Medical Action Industries, Inc.*	556	5,560
Mentor Corp.	923	28,547
Merit Medical Systems, Inc.*	685	12,282
Natus Medical, Inc.*	629	8,146
Neogen Corp.*	338	8,443
Palomar Medical Technologies, Inc.*	174	2,006
Quidel Corp.*	895	11,698
Rochester Medical Corp.*	111	1,707
Sirona Dental Systems, Inc.*	4,795	50,347
Somanetics Corp.*	333	5,498
SonoSite, Inc.*	362	6,907
SurModics, Inc.*	390	9,855
Symmetry Medical, Inc.*	532	4,240
Synovis Life Technologies, Inc.*	211	3,954
Vascular Solutions, Inc.*	126	1,137
Vnus Medical Technologies, Inc.*	388	6,293
Wright Medical Group, Inc.*	252	5,148
Zoll Medical Corp.*	729	13,771

Total Health Care Equipment & Supplies		384,594

Health Care Providers & Services—3.2%
Air Methods Corp.*	580	9,274
Alliance Imaging, Inc.*	1,348	10,744
Almost Family, Inc.*	174	7,827
AMN Healthcare Services, Inc.*	2,609	22,072
Amsurg Corp.*	1,272	29,688
Assisted Living Concepts, Inc. Class A*	1,984	8,234
Bio-Reference Labs, Inc.*	358	9,390
Corvel Corp.*	688	15,122
Cross Country Healthcare, Inc.*	1,778	15,629
Hanger Orthopedic Group, Inc.*	800	11,608
Health Management Associates, Inc. Class A*	25,527	45,692
Healthways, Inc.*	3,057	35,094
inVentiv Health, Inc.*	2,528	29,173
IPC The Hospitalist Co., Inc.*	476	8,011
Kindred Healthcare, Inc.*	2,478	32,264
Landauer, Inc.	199	14,587
LHC Group, Inc.*	398	14,328
Medcath Corp.*	913	9,532
Molina Healthcare, Inc.*	2,113	37,210
MWI Veterinary Supply, Inc.*	499	13,453
National Healthcare Corp.	393	19,902
Odyssey HealthCare, Inc.*	1,024	9,472
RehabCare Group, Inc.*	711	10,779
Res-Care, Inc.*	1,986	29,830
Skilled Healthcare Group, Inc. Class A*	1,961	16,551
Sun Healthcare Group, Inc.*	4,427	39,179
Triple-S Management Corp., Class B*	1,858	21,367
U.S. Physical Therapy, Inc.*	580	7,731
Virtual Radiologic Corp.*	606	5,139

Total Health Care Providers & Services		538,882

Health Care Technology—0.2%
Computer Programs & Systems, Inc.	322	8,630
Omnicell, Inc.*	1,117	13,639
Phase Forward, Inc.*	1,158	14,497

Total Health Care Technology		36,766

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

December 31, 2008

Investments	Shares	Value
Hotels, Restaurants & Leisure—3.5%
AFC Enterprises, Inc.*	1,852	$8,686
Ambassadors Group, Inc.	1,123	10,332
Ameristar Casinos, Inc.	3,989	34,465
BJ’s Restaurants, Inc.*	638	6,871
Bluegreen Corp.*	4,486	14,041
Bob Evans Farms, Inc.	1,829	37,366
Boyd Gaming Corp.	3,478	16,451
Buffalo Wild Wings, Inc.*	536	13,748
California Pizza Kitchen, Inc.*	1,072	11,492
CEC Entertainment, Inc.*	1,331	32,277
Cheesecake Factory (The)*	3,869	39,077
Churchill Downs, Inc.	153	6,184
CKE Restaurants, Inc.	2,345	20,355
Cracker Barrel Old Country Store, Inc.	1,790	36,856
Denny’s Corp.*	6,639	13,212
Domino’s Pizza, Inc.*	7,049	33,201
Dover Downs Gaming & Entertainment, Inc.	3,656	11,626
Gaylord Entertainment Co.*	121	1,312
Life Time Fitness, Inc.*	3,766	48,769
Luby’s, Inc.*	304	1,274
Marcus Corp.	956	15,516
Monarch Casino & Resort, Inc.*	748	8,714
Papa John’s International, Inc.*	1,109	20,439
Peet’s Coffee & Tea, Inc.*	264	6,138
PF Chang’s China Bistro, Inc.*	804	16,836
Red Robin Gourmet Burgers, Inc.*	1,076	18,109
Shuffle Master, Inc.*	1,488	7,380
Sonic Corp.*	2,952	35,926
Speedway Motorsports, Inc.	2,571	41,419
Texas Roadhouse, Inc. Class A*	2,988	23,157

Total Hotels, Restaurants & Leisure		591,229

Household Durables—1.4%
American Greetings Corp. Class A	3,200	24,224
Blyth, Inc.	4,328	33,932
Cavco Industries, Inc.*	74	1,990
CSS Industries, Inc.	616	10,928
Ethan Allen Interiors, Inc.	1,845	26,513
iRobot Corp.*	990	8,940
National Presto Industries, Inc.	370	28,490
Sealy Corp.	12,232	30,702
Tempur-Pedic International, Inc.*	8,981	63,674
Universal Electronics, Inc.*	640	10,381

Total Household Durables		239,774

Household Products—0.2%
Central Garden and Pet Co. Class A*	3,236	19,092
WD-40 Co.	633	17,908

Total Household Products		37,000

Industrial Conglomerates—0.4%
Otter Tail Corp.	850	19,831
Raven Industries, Inc.	730	17,593
Standex International Corp.	672	13,332
Tredegar Corp.	823	14,962

Total Industrial Conglomerates		65,718

Insurance—5.1%
American Equity Investment Life Holding Co., Inc.	4,142	28,994
American Physicians Capital, Inc.	697	33,526
Amerisafe, Inc.*	1,650	33,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

December 31, 2008

Investments	Shares	Value
Amtrust Financial Services, Inc.	6,477	$75,133
Baldwin & Lyons, Inc. Class B	168	3,056
CNA Surety Corp.*	3,798	72,922
Crawford & Co. Class B*	1,452	21,112
Delphi Financial Group, Inc. Class A	4,301	79,309
Donegal Group, Inc. Class A	1,041	17,458
ehealth, Inc.*	1,566	20,796
EMC Insurance Group, Inc.	354	9,080
FBL Financial Group, Inc. Class A	4,796	74,098
First Mercury Financial Corp.*	1,499	21,376
Fpic Insurance Group, Inc.*	651	28,501
Hallmark Financial Services, Inc.*	1,475	12,936
Horace Mann Educators Corp.	3,578	32,882
Infinity Property & Casualty Corp.	744	34,767
Kansas City Life Insurance Co.	281	12,181
Meadowbrook Insurance Group, Inc.	3,093	19,919
National Interstate Corp.	575	10,275
National Western Life Insurance Co. Class A	187	31,635
PMA Capital Corp. Class A*	2,257	15,980
Presidential Life Corp.	1,590	15,725
Safety Insurance Group, Inc.	1,148	43,693
SeaBright Insurance Holdings, Inc.*	1,484	17,422
Tower Group, Inc.	1,723	48,606
United Fire & Casualty Co.	741	23,023
Universal Insurance Holdings, Inc.	11,475	27,999

Total Insurance		866,279

Internet & Catalog Retail—0.5%
1-800-FLOWERS.COM, Inc. Class A*	3,731	14,252
Blue Nile, Inc.*	352	8,620
NutriSystem, Inc.	2,517	36,724
PetMed Express, Inc.*	794	13,998
Shutterfly, Inc.*	528	3,691
Stamps.com, Inc.*	794	7,805

Total Internet & Catalog Retail		85,090

Internet Software & Services—1.2%
Art Technology Group, Inc.*	306	591
AsiaInfo Holdings, Inc.*	897	10,620
Bankrate, Inc.*	335	12,730
comScore, Inc.*	993	12,661
DealerTrack Holdings, Inc.*	355	4,221
Dice Holdings, Inc.*	3,735	15,239
DivX, Inc.*	1,215	6,354
Knot, Inc. (The)*	600	4,992
Liquidity Services Inc.*	952	7,930
LoopNet Inc.*	1,720	11,730
ModusLink Global Solutions, Inc.*	1,710	4,942
NIC, Inc.	1,633	7,512
S1 Corp.*	1,846	14,565
SonicWALL, Inc.*	3,436	13,675
TechTarget, Inc.*	491	2,121
TheStreet.com, Inc.	1,100	3,190
United Online, Inc.	5,882	35,704
Valueclick, Inc.*	4,525	30,951
Vignette Corp.*	476	4,479
Vocus, Inc.	193	3,515

Total Internet Software & Services		207,722

IT Services—2.3%
Cass Information Systems, Inc.	329	10,021
Ciber, Inc.*	4,266	20,519
CSG Systems International, Inc.*	1,867	32,616

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

December 31, 2008

Investments	Shares	Value
CyberSource Corp.*	96	$1,151
Euronet Worldwide, Inc.*	2,501	29,037
ExlService Holdings, Inc.*	1,294	11,090
Forrester Research, Inc.*	582	16,418
Global Cash Access Holdings, Inc.*	6,674	14,816
Hackett Group, Inc. (The)*	4,166	12,165
Heartland Payment Systems, Inc.	1,443	25,253
iGATE Corp.*	3,094	20,142
InfoGROUP, Inc.	2,557	12,120
Integral Systems, Inc.*	1,067	12,857
MAXIMUS, Inc.	937	32,898
NCI, Inc. Class A*	330	9,943
Ness Technologies, Inc.*	3,435	14,702
Sapient Corp.*	6,887	30,578
TeleTech Holdings, Inc.*	5,145	42,962
TNS, Inc.*	285	2,676
Wright Express Corp.*	3,160	39,816

Total IT Services		391,780

Leisure Equipment & Products—0.7%
Callaway Golf Co.	3,079	28,604
Jakks Pacific, Inc.*	2,850	58,796
Marine Products Corp.	1,476	8,295
RC2 Corp.*	623	6,647
Steinway Musical Instruments*	610	10,681
Sturm Ruger & Co., Inc.*	152	907

Total Leisure Equipment & Products		113,930

Life Sciences Tools & Services—0.7%
Affymetrix, Inc.*	4,708	14,077
Albany Molecular Research, Inc.*	972	9,467
Cambrex Corp.*	1,465	6,768
eResearch Technology, Inc.*	2,313	15,335
Kendle International, Inc.*	799	20,550
Parexel International Corp.*	4,631	44,968

Total Life Sciences Tools & Services		111,165

Machinery—4.3%
Albany International Corp. Class A	320	4,109
Altra Holdings, Inc.*	2,128	16,832
American Railcar Industries, Inc.	1,744	18,364
Ampco-Pittsburgh Corp.	1,083	23,501
Badger Meter, Inc.	469	13,610
Blount International, Inc.*	2,575	24,411
Cascade Corp.	814	24,306
Chart Industries, Inc.*	3,753	39,894
China Fire & Security Group, Inc.*	1,979	13,477
CIRCOR International, Inc.	1,603	44,083
Colfax Corp.*	1,066	11,076
Columbus McKinnon Corp.*	1,862	25,416
Dynamic Materials Corp.	802	15,487
EnPro Industries, Inc.*	2,569	55,336
Federal Signal Corp.	3,462	28,423
Force Protection, Inc.*	5,038	30,127
Gorman-Rupp Co. (The)	586	18,236
Greenbrier Cos., Inc.	1,799	12,359
Hurco Cos., Inc.*	1,017	12,204
Kadant, Inc.*	1,096	14,774
K-Tron International, Inc.*	192	15,341
LB Foster Co. Class A*	474	14,827
Lindsay Corp.	662	21,045
Met-Pro Corp.	508	6,767
Middleby Corp.*	1,188	32,397

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

December 31, 2008

Investments	Shares	Value
NACCO Industries, Inc. Class A	636	$23,793
Oshkosh Corp.	5,447	48,424
RBC Bearings, Inc.*	1,125	22,815
Sauer-Danfoss, Inc.	5,232	45,780
Sun Hydraulics Corp.	922	17,370
Tennant Co.	1,137	17,510
Titan International, Inc.	1,680	13,860

Total Machinery		725,954

Marine—0.3%
American Commercial Lines, Inc.*	6,249	30,620
Horizon Lines, Inc. Class A	4,879	17,028
International Shipholding Corp.	307	7,776

Total Marine		55,424

Media—2.0%
Arbitron, Inc.	2,051	27,237
Belo Corp. Class A	20,788	32,429
CKX, Inc.*	5,149	18,897
Dolan Media Co.*	1,311	8,639
Fisher Communications, Inc.*	2,548	52,592
Harte-Hanks, Inc.	7,201	44,934
Journal Communications, Inc. Class A	1,760	4,312
Liberty Media Corp.-Capital Series A*	7,438	35,033
Live Nation, Inc.*	1,704	9,781
Martha Stewart Living Omnimedia Class A*	4,889	12,711
National CineMedia, Inc.	1,571	15,930
Outdoor Channel Holdings, Inc.*	157	1,176
Rentrak Corp.*	232	2,735
Scholastic Corp.	2,396	32,538
Sinclair Broadcast Group, Inc. Class A	9,930	30,783

Total Media		329,727

Metals & Mining—1.7%
A.M. Castle & Co.	2,333	25,266
AMCOL International Corp.	1,413	29,602
Brush Engineered Materials, Inc.*	1,389	17,668
Coeur d’Alene Mines Corp.*	6,261	5,510
Haynes International, Inc.*	1,451	35,724
Horsehead Holding Corp.*	6,565	30,856
Kaiser Aluminum Corp.	1,653	37,226
Olympic Steel, Inc.	2,172	44,243
RTI International Metals, Inc.*	2,947	42,171
Stillwater Mining Co.*	2,607	12,879

Total Metals & Mining		281,145

Multiline Retail—0.0%
Fred’s, Inc.	574	6,176

Oil, Gas & Consumable Fuels—5.6%
Atlas America, Inc.	802	11,910
ATP Oil & Gas Corp.*	6,475	37,879
Berry Petroleum Co. Class A	13,210	99,868
Brigham Exploration Co.*	3,591	11,491
Carrizo Oil & Gas, Inc.*	2,070	33,327
Clayton Williams Energy, Inc.*	853	38,760
Copano Energy LLC	3,832	44,719
Crosstex Energy, Inc.	9,165	35,744
Delek US Holdings, Inc.	1,327	7,020
Enbridge Energy Management LLC.*	753	18,411
GMX Resources, Inc.*	645	16,331
Gulfport Energy Corp.*	6,104	24,111

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

December 31, 2008

Investments	Shares	Value
Harvest Natural Resources, Inc.*	7,942	$34,151
Parallel Petroleum Corp.*	4,987	10,024
Patriot Coal Corp.*	5,701	35,631
Petroleum Development Corp.*	2,047	49,271
Petroquest Energy, Inc.*	4,417	29,859
Stone Energy Corp.*	13,812	152,207
Swift Energy Co.*	8,540	143,556
TXCO Resources, Inc.*	7,183	10,703
USEC, Inc.*(a)	5,022	22,549
Vaalco Energy, Inc.*	3,995	29,723
Warren Resources, Inc.*	10,833	21,558
Western Refining, Inc.	3,935	30,536

Total Oil, Gas & Consumable Fuels		949,339

Paper & Forest Products—0.4%
Buckeye Technologies, Inc.*	6,306	22,954
Deltic Timber Corp.	59	2,699
Neenah Paper, Inc.	1,651	14,595
P.H. Glatfelter Co.	1,725	16,043
Schweitzer-Mauduit International, Inc.	405	8,108

Total Paper & Forest Products		64,399

Personal Products—1.0%
Bare Escentuals, Inc.*	13,763	71,981
Elizabeth Arden, Inc.*	299	3,770
Inter Parfums, Inc.	2,089	16,044
Prestige Brands Holdings, Inc.*	2,313	24,402
Revlon, Inc. Class A*	3,684	24,572
USANA Health Sciences, Inc.*	674	23,078

Total Personal Products		163,847

Pharmaceuticals—0.8%
Caraco Pharmaceutical Laboratories, Ltd.*	3,754	22,224
KV Pharmaceutical Co. Class A*	10,609	30,554
Matrixx Initiatives, Inc.*	417	6,876
Noven Pharmaceuticals, Inc.*	709	7,799
Obagi Medical Products, Inc.*	1,203	8,974
Pain Therapeutics, Inc.*	1,690	10,005
Par Pharmaceutical Cos., Inc.*	115	1,542
Questcor Pharmaceuticals, Inc.*	4,413	41,085
Vivus, Inc.*	838	4,458

Total Pharmaceuticals		133,517

Professional Services—2.6%
Administaff, Inc.	1,534	33,257
Advisory Board Co. (The)*	729	16,257
Barrett Business Services, Inc.	604	6,584
CBIZ, Inc.*	2,205	19,073
CDI Corp.	1,746	22,593
CoStar Group, Inc.*	403	13,275
CRA International, Inc.*	376	10,126
Diamond Management & Technology Consultants, Inc.	1,019	4,290
Exponent, Inc.*	483	14,529
Heidrick & Struggles International, Inc.	1,215	26,171
Hill International, Inc.*	1,832	12,897
ICF International, Inc.*	812	19,951
Kelly Services, Inc. Class A	1,749	22,754
Kforce, Inc.*	2,470	18,970
Korn/Ferry International*	3,332	38,051
LECG Corp.*	709	4,757
MPS Group, Inc.*	6,508	49,005
On Assignment, Inc.*	2,158	12,236

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

December 31, 2008

Investments	Shares	Value
School Specialty, Inc.*	1,181	$22,581
Spherion Corp.*	9,048	19,996
TrueBlue, Inc.*	3,503	33,524
Volt Information Sciences, Inc.*	929	6,717
VSE Corp.	280	10,984

Total Professional Services		438,578

Real Estate Investment Trusts—2.5%
Acadia Realty Trust	933	13,314
Agree Realty Corp.	547	9,917
Brandywine Realty Trust	2,737	21,102
CBL & Associates Properties, Inc.	1,993	12,955
Cedar Shopping Centers, Inc.	1,077	7,625
Colonial Properties Trust	333	2,774
Cousins Properties, Inc.	309	4,280
Developers Diversified Realty Corp.	15,547	75,869
DiamondRock Hospitality Co.	6,273	31,804
First Potomac Realty Trust	444	4,129
General Growth Properties, Inc.	14,844	19,149
Getty Realty Corp.	838	17,648
Hersha Hospitality Trust	1,831	5,493
HRPT Properties Trust	6,554	22,087
Investors Real Estate Trust	521	5,580
Kite Realty Group Trust	1,347	7,489
LaSalle Hotel Properties	1,377	15,216
LTC Properties, Inc.	907	18,394
Medical Properties Trust, Inc.	2,785	17,573
Mission West Properties, Inc.	527	4,032
National Health Investors, Inc.	1,217	33,382
Saul Centers, Inc.	381	15,050
Sovran Self Storage, Inc.	641	23,076
Sunstone Hotel Investors, Inc.	3,125	19,344
Universal Health Realty Income Trust	288	9,478
Urstadt Biddle Properties, Inc. Class A	660	10,514

Total Real Estate Investment Trusts		427,274

Real Estate Management & Development—0.1%
Consolidated-Tomoka Land Co.	196	7,485
Forestar Group, Inc.*	1,137	10,825
Tejon Ranch Co.*	107	2,647

Total Real Estate Management & Development		20,957

Road & Rail—0.2%
Celadon Group, Inc.*	618	5,272
Marten Transport Ltd.*	539	10,220
Saia, Inc.*	540	5,864
Universal Truckload Services, Inc.*	603	8,538
USA Truck, Inc.*	84	1,158

Total Road & Rail		31,052

Semiconductors & Semiconductor Equipment—2.4%
Advanced Energy Industries, Inc.*	1,256	12,497
ATMI, Inc.*	1,617	24,950
Cabot Microelectronics Corp.*	810	21,117
Cavium Networks, Inc.*	475	4,992
Cohu, Inc.	193	2,345
Diodes, Inc.*	4,052	24,555
Fairchild Semiconductor International, Inc.*	10,170	49,731
IXYS Corp.*	1,424	11,762
Kopin Corp.*	722	1,473
Micrel, Inc.	2,400	17,544
Microtune, Inc.*	1,226	2,501

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

December 31, 2008

Investments	Shares	Value
Monolithic Power Systems, Inc.*	1,287	$16,229
NVE Corp.*	178	4,651
Omnivision Technologies, Inc.*	6,919	36,325
Pericom Semiconductor Corp.*	1,832	10,039
Power Integrations, Inc.	912	18,131
Semitool, Inc.*	1,047	3,193
Sigma Designs, Inc.*	4,228	40,166
Silicon Image, Inc.*	1,586	6,661
Standard Microsystems Corp.*	1,178	19,249
Supertex, Inc.*	453	10,877
Techwell, Inc.*	1,041	6,767
Teradyne, Inc.*	3,114	13,141
TriQuint Semiconductor, Inc.*	7,227	24,861
Ultratech, Inc.*	484	5,789
Volterra Semiconductor Corp.*	1,355	9,688

Total Semiconductors & Semiconductor Equipment		399,234

Software—2.2%
Actuate Corp.*	3,940	11,662
Advent Software, Inc.*	421	8,407
American Software, Inc. Class A	694	3,262
Blackbaud, Inc.*	1,409	19,022
Commvault Systems, Inc.*	1,035	13,879
Double-Take Software, Inc.*	1,052	9,436
Epicor Software Corp.*	3,116	14,957
EPIQ Systems, Inc.*	444	7,419
FalconStor Software, Inc.*	1,208	3,358
i2 Technologies, Inc.*	804	5,138
Interactive Intelligence, Inc.*	1,047	6,711
JDA Software Group, Inc.*	1,097	14,404
Kenexa Corp.*	1,911	15,250
Lawson Software, Inc.*	1,885	8,935
Manhattan Associates, Inc.*	1,172	18,529
MicroStrategy, Inc. Class A*	752	27,921
Monotype Imaging Holdings, Inc.*	1,679	9,738
Net 1 UEPS Technologies, Inc.*	4,354	59,649
Opnet Technologies, Inc.*	103	1,016
Pegasystems, Inc.	449	5,550
PROS Holdings, Inc.*	1,014	5,831
Radiant Systems, Inc.*	2,121	7,148
Renaissance Learning, Inc.	740	6,653
SPSS, Inc.*	900	24,264
Synchronoss Technologies, Inc.*	933	9,946
TeleCommunication Systems, Inc. Class A*	1,236	10,617
Tyler Technologies, Inc.*	1,064	12,747
Ultimate Software Group, Inc.*	754	11,008
VASCO Data Security International, Inc.*	1,438	14,855
Wind River Systems, Inc.*	496	4,479

Total Software		371,791

Specialty Retail—4.6%
America’s Car-Mart, Inc.*	881	12,167
AnnTaylor Stores Corp.*	3,656	21,095
Asbury Automotive Group, Inc.	5,056	23,106
Bebe Stores, Inc.	4,655	34,773
Blockbuster, Inc. Class A*	5,246	6,610
Brown Shoe Co., Inc.	2,028	17,177
Cabela’s, Inc.*	6,743	39,312
Cato Corp. (The) Class A	1,134	17,123
Charlotte Russe Holding, Inc.*	1,781	11,559
Chico’s FAS, Inc.*	133	556
Christopher & Banks Corp.	2,409	13,490
Citi Trends, Inc.*	628	9,244
Collective Brands, Inc.*	2,916	34,176

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree SmallCap Earnings Fund

December 31, 2008

Investments	Shares	Value
Conn’s, Inc.*	1,768	$14,993
Dress Barn, Inc.*	4,330	46,504
DSW, Inc. Class A*	1,955	24,359
Genesco, Inc.*	285	4,822
Group 1 Automotive, Inc.	1,638	17,641
hhgregg, Inc.*	2,529	21,952
Hibbett Sports, Inc.*	975	15,317
HOT Topic, Inc.*	1,262	11,699
J Crew Group, Inc.*	3,896	47,532
Jo-Ann Stores, Inc.*	886	13,724
JOS A Bank Clothiers, Inc.*	1,142	29,863
Lumber Liquidators, Inc.*	1,017	10,740
Men’s Wearhouse, Inc. (The)	3,031	41,040
Midas, Inc.*	789	8,277
Monro Muffler, Inc.	533	13,592
New York & Co., Inc.*	5,170	11,994
Office Depot, Inc.*	15,482	46,136
Rex Stores Corp.*	335	2,703
Shoe Carnival, Inc.*	580	5,539
Sonic Automotive, Inc. Class A	7,640	30,407
Stage Stores, Inc.	2,908	23,991
Syms Corp.*	51	453
Systemax, Inc.*	3,659	39,407
Ulta Salon Cosmetics & Fragrance, Inc.*	1,598	13,231
Wet Seal, Inc. (The) Class A*	8,167	24,256
Zumiez, Inc.*	1,595	11,883

Total Specialty Retail		772,443

Textiles, Apparel & Luxury Goods—2.3%
American Apparel, Inc.*	3,232	6,432
Cherokee, Inc.	540	9,369
G-III Apparel Group Ltd.*	1,383	8,837
Iconix Brand Group, Inc.*	4,366	42,699
Jones Apparel Group, Inc.	1,380	8,087
K-Swiss, Inc. Class A	760	8,664
Maidenform Brands, Inc.*	1,628	16,524
Movado Group, Inc.	4,347	40,818
Quiksilver, Inc.*	25,242	46,446
Skechers U.S.A., Inc. Class A*	4,323	55,422
Steven Madden Ltd.*	681	14,519
Timberland Co. Class A*	2,740	31,647
True Religion Apparel, Inc.*	2,018	25,104
UniFirst Corp.	1,289	38,270
Volcom, Inc.*	2,058	22,432
Weyco Group, Inc.	382	12,625

Total Textiles, Apparel & Luxury Goods		387,895

Thrifts & Mortgage Finance—0.8%
Bank Mutual Corp.	849	9,797
Berkshire Hills Bancorp, Inc.	421	12,992
Brookline Bancorp, Inc.	699	7,444
Clifton Savings Bancorp, Inc.	192	2,277
Dime Community Bancshares, Inc.	1,212	16,120
ESSA Bancorp, Inc.	252	3,561
First Financial Holdings, Inc.	661	13,379
Flushing Financial Corp.	895	10,704
OceanFirst Financial Corp.	565	9,379
Ocwen Financial Corp.*	1,620	14,872
Provident New York Bancorp	1,150	14,260
Roma Financial Corp.	209	2,631
ViewPoint Financial Group	204	3,274

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree SmallCap Earnings Fund

December 31, 2008

Investments	Shares	Value
Westfield Financial, Inc	495	$5,108
WSFS Financial Corp.	342	16,413

Total Thrifts & Mortgage Finance		142,211

Tobacco—0.1%
Alliance One International, Inc.*	3,234	9,508

Trading Companies & Distributors—2.1%
Aceto Corp.	953	9,540
Beacon Roofing Supply, Inc.*	1,149	15,948
DXP Enterprises, Inc.*	956	13,967
H&E Equipment Services, Inc.*	4,969	38,311
Houston Wire & Cable Co.	1,727	16,078
Interline Brands, Inc.*	2,760	29,339
Kaman Corp.	1,259	22,826
Lawson Products, Inc.	83	1,897
Rush Enterprises, Inc. Class A*	2,172	18,614
TAL International Group, Inc.	2,387	33,657
WESCO International, Inc.*	7,746	148,955

Total Trading Companies & Distributors		349,132

Water Utilities—0.2%
American States Water Co.	493	16,259
Middlesex Water Co.	441	7,598
SJW Corp.	471	14,102
Southwest Water Co.	721	2,322

Total Water Utilities		40,281

TOTAL COMMON STOCKS (Cost: $20,115,402)		16,785,342

SHORT-TERM INVESTMENT—0.6%
MONEY MARKET FUND—0.6%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(b) (Cost: $112,053)	112,053	112,053

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.2%
MONEY MARKET FUND—0.2%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(c) (Cost: $27,033)(d)	27,033	27,033

TOTAL INVESTMENTS IN SECURITIES—100.6% (Cost: $20,254,488)(e)		16,924,428
Liabilities in Excess of Cash and Other Assets—(0.6)%		(98,901)

NET ASSETS—100.0%		$16,825,527

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2008.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2008.
(c)	Interest rate shown reflects yield as of December 31, 2008.
(d)	At December 31, 2008, the total market value of the Fund’s securities on loan was $27,268 and the total market value of the collateral held by the Fund was $27,033.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Earnings Top 100 Fund

December 31, 2008

Investments	Shares	Value
COMMON STOCKS—99.7%
Aerospace & Defense—5.6%
Boeing Co. (The)	1,939	$82,737
General Dynamics Corp.	1,349	77,689
Honeywell International, Inc.	2,301	75,542
Northrop Grumman Corp.	1,586	71,433
Precision Castparts Corp.	1,315	78,216
Raytheon Co.	1,294	66,046
Rockwell Collins, Inc.	2,126	83,106

Total Aerospace & Defense		534,769

Capital Markets—3.2%
Franklin Resources, Inc.	1,132	72,199
Goldman Sachs Group, Inc. (The)	1,952	164,729
TD Ameritrade Holding Corp.*	5,009	71,378

Total Capital Markets		308,306

Chemicals—3.6%
Air Products & Chemicals, Inc.	1,380	69,373
Dow Chemical Co. (The)	4,466	67,392
E.I. Du Pont de Nemours & Co.	2,996	75,799
Mosaic Co. (The)	3,781	130,822

Total Chemicals		343,386

Communications Equipment—2.7%
Corning, Inc.	27,237	259,569

Computers & Peripherals—1.4%
Dell, Inc.*	6,807	69,704
International Business Machines Corp.	782	65,813

Total Computers & Peripherals		135,517

Consumer Finance—1.8%
Capital One Financial Corp.	2,826	90,121
Discover Financial Services	8,542	81,405

Total Consumer Finance		171,526

Diversified Financial Services—0.8%
NYSE Euronext	2,620	71,736

Diversified Telecommunication Services—1.1%
Qwest Communications International, Inc.(a)	28,109	102,317

Electric Utilities—0.7%
Edison International	2,218	71,242

Electronic Equipment & Instruments—0.7%
Agilent Technologies, Inc.*	3,982	62,239

Energy Equipment & Services—4.1%
Baker Hughes, Inc.	3,110	99,738
Diamond Offshore Drilling, Inc.	1,093	64,421
Halliburton Co.	4,084	74,247
National Oilwell Varco, Inc.*	3,615	88,351
Smith International, Inc.	2,890	66,152

Total Energy Equipment & Services		392,909

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings Top 100 Fund

December 31, 2008

Investments	Shares	Value
Food Products—0.9%
Archer-Daniels-Midland Co.	3,042	$87,701

Gas Utilities—0.8%
Questar Corp.	2,323	75,939

Health Care Equipment & Supplies—0.7%
Zimmer Holdings, Inc.*	1,748	70,654

Health Care Providers & Services—6.6%
Aetna, Inc.	4,832	137,712
Cardinal Health, Inc.	2,115	72,904
Humana, Inc.*	2,832	105,577
McKesson Corp.	1,893	73,316
UnitedHealth Group, Inc.	4,074	108,368
WellPoint, Inc.*	3,097	130,477

Total Health Care Providers & Services		628,354

Household Durables—0.9%
Fortune Brands, Inc.	2,109	87,060

Independent Power Producers & Energy—2.1%
AES Corp. (The)*	11,217	92,428
NRG Energy, Inc.*	4,499	104,962

Total Independent Power Producers & Energy		197,390

Industrial Conglomerates—0.7%
General Electric Co.	4,299	69,644

Insurance—8.1%
Allstate Corp. (The)	3,623	118,689
Chubb Corp. (The)	1,489	75,939
Loews Corp.	3,244	91,643
Metlife, Inc.	3,165	110,332
Prudential Financial, Inc.	5,647	170,877
Travelers Cos., Inc. (The)	1,924	86,965
Unum Group	6,396	118,966

Total Insurance		773,411

Internet Software & Services—0.7%
eBay, Inc.*	4,935	68,893

Leisure Equipment & Products—0.8%
Mattel, Inc.	4,710	75,360

Machinery—7.9%
Caterpillar, Inc.	2,259	100,910
Cummins, Inc.	4,380	117,076
Deere & Co.	2,152	82,465
Dover Corp.	2,612	85,987
Eaton Corp.	2,288	113,736
Illinois Tool Works, Inc.	2,039	71,467
Paccar, Inc.	2,578	73,731
Parker Hannifin Corp.	2,484	105,669

Total Machinery		751,041

Media—7.2%
DISH Network Corp. Class A*	10,946	121,391
McGraw-Hill Cos., Inc. (The)	2,717	63,007
News Corp. Class A	18,957	172,319
Omnicom Group, Inc.	2,751	74,057
Time Warner, Inc.	7,045	70,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Earnings Top 100 Fund

December 31, 2008

Investments	Shares	Value
Viacom, Inc. Class B*	6,046	$115,237
Walt Disney Co. (The)	2,884	65,438

Total Media		682,322

Metals & Mining—5.8%
Alcoa, Inc.	12,595	141,820
Freeport-McMoRan Copper & Gold, Inc.	8,147	199,113
Nucor Corp.	2,526	116,701
Southern Copper Corp.	5,774	92,730

Total Metals & Mining		550,364

Multiline Retail—0.7%
Target Corp.	1,852	63,950

Office Electronics—1.2%
Xerox Corp.	14,891	118,681

Oil, Gas & Consumable Fuels—20.1%
Anadarko Petroleum Corp.	2,022	77,948
Apache Corp.	1,578	117,608
Chesapeake Energy Corp.	6,346	102,615
Chevron Corp.	1,248	92,315
ConocoPhillips	2,845	147,370
Devon Energy Corp.	1,417	93,111
El Paso Corp.	15,472	121,146
EOG Resources, Inc.	974	64,849
Exxon Mobil Corp.	971	77,515
Hess Corp.	2,051	110,016
Marathon Oil Corp.	5,425	148,427
Murphy Oil Corp.	2,897	128,482
Noble Energy, Inc.	1,918	94,404
Occidental Petroleum Corp.	1,989	119,320
Peabody Energy Corp.	3,410	77,578
Spectra Energy Corp.	5,058	79,613
Valero Energy Corp.	7,520	162,732
Williams Cos., Inc.	6,754	97,798

Total Oil, Gas & Consumable Fuels		1,912,847

Paper & Forest Products—0.9%
International Paper Co.	7,641	90,164

Pharmaceuticals—0.9%
Forest Laboratories, Inc.*	3,343	85,146

Road & Rail—0.6%
CSX Corp.	1,838	59,680

Semiconductors & Semiconductor Equipment—1.5%
Analog Devices, Inc.	3,437	65,372
Texas Instruments, Inc.	5,012	77,786

Total Semiconductors & Semiconductor Equipment		143,158

Software—0.7%
Microsoft Corp.	3,430	66,679

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Earnings Top 100 Fund

December 31, 2008

Investments	Shares	Value
Specialty Retail—1.7%
Best Buy Co., Inc.	3,528	$99,172
Gap, Inc. (The)	4,854	64,995

Total Specialty Retail		164,167

Textiles, Apparel & Luxury Goods—1.6%
Coach, Inc.*	3,843	79,819
VF Corp.	1,284	70,325

Total Textiles, Apparel & Luxury Goods		150,144

Tobacco—0.9%
Altria Group, Inc.	5,760	86,746

TOTAL COMMON STOCKS (Cost: $11,736,300)		9,513,011

SHORT-TERM INVESTMENT—0.0%
MONEY MARKET FUND—0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(b) (Cost: $1,897)	1,897	1,897

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—1.2%
MONEY MARKET FUND—1.2%
Dreyfus Institutional Preferred Money Market Fund,1.38%(c) (Cost: $111,136)(d)	111,136	111,136

TOTAL INVESTMENTS IN SECURITIES —100.9% (Cost: $11,849,333)(e)		9,626,044
Liabilities in Excess of Other Assets — (0.9)%		(89,341)

NET ASSETS—100.0%		$9,536,703

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2008.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2008.
(c)	Interest rate shown reflects yield as of December 31, 2008.
(d)	At December 31, 2008, the total market value of the Fund’s securities on loan was $101,294 and the total market value of the collateral held by the Fund was $111,136.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Low P/E Fund

December 31, 2008

Investments	Shares	Value
COMMON STOCKS—99.4%
Aerospace & Defense—3.3%
AAR Corp.*	316	$5,818
BE Aerospace, Inc.*	1,552	11,935
Boeing Co. (The)	6,056	258,409
Ceradyne, Inc.*	298	6,052
General Dynamics Corp.	2,717	156,472
Goodrich Corp.	1,138	42,129
Hexcel Corp.*	765	5,653
Honeywell International, Inc.	4,653	152,758
Ladish Co., Inc.*	123	1,704
Precision Castparts Corp.	1,149	68,343
Rockwell Collins, Inc.	1,155	45,149
Spirit Aerosystems Holdings, Inc. Class A*	2,290	23,289
Triumph Group, Inc.	144	6,114

Total Aerospace & Defense		783,825

Air Freight & Logistics—0.0%
Atlas Air Worldwide Holdings, Inc.*	191	3,610
Pacer International, Inc.	468	4,881

Total Air Freight & Logistics		8,491

Airlines—0.1%
Republic Airways Holdings, Inc.*	566	6,039
Skywest, Inc.	488	9,077

Total Airlines		15,116

Auto Components—0.3%
ATC Technology Corp.*	190	2,780
Autoliv, Inc.	881	18,906
Exide Technologies*	771	4,079
Goodyear Tire & Rubber Co. (The)*	3,336	19,916
WABCO Holdings, Inc.	963	15,206

Total Auto Components		60,887

Automobiles—0.2%
Harley-Davidson, Inc.	2,900	49,213
Thor Industries, Inc.	455	5,997

Total Automobiles		55,210

Beverages—0.6%
Coca-Cola Enterprises, Inc.	3,943	47,434
Dr. Pepper Snapple Group, Inc.*	1,779	28,909
Pepsi Bottling Group, Inc.	1,773	39,910
PepsiAmericas, Inc.	794	16,166

Total Beverages		132,419

Building Products—0.1%
Ameron International Corp.	60	3,775
Apogee Enterprises, Inc.	332	3,440
Armstrong World Industries, Inc.*	387	8,366
Gibraltar Industries, Inc.	231	2,758
NCI Buildings Systems, Inc.*	325	5,298

Total Building Products		23,637

Capital Markets—3.1%
Affiliated Managers Group, Inc.*	253	10,606
Ameriprise Financial, Inc.	1,702	39,759

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Low P/E Fund

December 31, 2008

Investments	Shares	Value
Apollo Investment Corp.	1,421	$13,230
Federated Investors, Inc. Class B	717	12,160
Franklin Resources, Inc.	1,599	101,984
GFI Group, Inc.	1,577	5,583
Goldman Sachs Group, Inc. (The)	6,091	514,018
Hercules Technology Growth Capital, Inc.	438	3,469
Investment Technology Group, Inc.*	338	7,679
Janus Capital Group, Inc.	1,630	13,089
optionsXpress Holdings, Inc.	503	6,720
Prospect Capital Corp.	343	4,106
thinkorswim Group, Inc.*	768	4,316
Waddell & Reed Financial, Inc. Class A	636	9,833

Total Capital Markets		746,552

Chemicals—3.1%
Albemarle Corp.	788	17,572
Ashland, Inc.	941	9,890
Celanese Corp. Series A	3,561	44,263
CF Industries Holdings, Inc.	726	35,690
Cytec Industries, Inc.	596	12,647
Dow Chemical Co. (The)	7,649	115,423
E.I. Du Pont de Nemours & Co.	6,775	171,408
Eastman Chemical Co.	882	27,968
Innophos Holdings, Inc.	616	12,203
Koppers Holdings, Inc.	181	3,913
Lubrizol Corp.	484	17,613
Mosaic Co. (The)	5,095	176,288
NewMarket Corp.	133	4,643
Olin Corp.	589	10,649
OM Group, Inc.*	642	13,553
Rockwood Holdings, Inc.*	833	8,996
RPM International, Inc.	1,110	14,752
Terra Industries, Inc.	1,922	32,040
W.R. Grace & Co.*	1,222	7,295

Total Chemicals		736,806

Commercial Banks—0.0%
Old Second Bancorp, Inc.	100	1,160
Sterling Financial Corp./WA	357	3,141
Wilshire Bancorp, Inc.	283	2,570

Total Commercial Banks		6,871

Commercial Services & Supplies—0.5%
American Reprographics Co.*	594	4,099
Brink’s Co. (The)	547	14,702
Cenveo, Inc.*	502	2,234
Comfort Systems USA, Inc.	298	3,177
Deluxe Corp.	534	7,989
Ennis, Inc.	256	3,100
Herman Miller, Inc.	660	8,600
HNI Corp.	303	4,800
Interface, Inc. Class A	708	3,285
Knoll, Inc.	585	5,277
M&F Worldwide Corp.*	425	6,566
R.R. Donnelley & Sons Co.	2,817	38,254
Steelcase, Inc. Class A	1,160	6,519
United Stationers, Inc.*	200	6,698

Total Commercial Services & Supplies		115,300

Communications Equipment—1.7%
Airvana, Inc.*	1,187	7,264
Black Box Corp.	108	2,821

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Low P/E Fund

December 31, 2008

Investments	Shares	Value
Brocade Communications Systems, Inc.*	3,376	$9,453
Ciena Corp.*	1,015	6,801
CommScope, Inc.*	637	9,899
Corning, Inc.	38,123	363,312
Harmonic, Inc.*	657	3,686
Plantronics, Inc.	357	4,712

Total Communications Equipment		407,948

Computers & Peripherals—1.1%
Dell, Inc.*	14,879	152,362
Lexmark International, Inc. Class A*	728	19,583
NCR Corp.*	1,245	17,604
Teradata Corp.*	1,068	15,838
Western Digital Corp.*	5,121	58,635

Total Computers & Peripherals		264,022

Construction & Engineering—0.2%
Dycom Industries, Inc.*	236	1,940
EMCOR Group, Inc.*	519	11,641
KBR, Inc.	1,087	16,521
MasTec, Inc.*	389	4,505
Michael Baker Corp.*	60	2,215
Northwest Pipe Co.*	49	2,088
Perini Corp.*	325	7,599

Total Construction & Engineering		46,509

Consumer Finance—0.8%
Capital One Financial Corp.	3,801	121,213
Cash America International, Inc.	212	5,798
Credit Acceptance Corp.*	268	3,672
Discover Financial Services	4,201	40,036
Student Loan Corp. (The)	189	7,749
World Acceptance Corp.*	167	3,300

Total Consumer Finance		181,768

Containers & Packaging—0.4%
Crown Holdings, Inc.*	2,190	42,047
Greif, Inc. Class A	350	11,701
Owens-Illinois, Inc.*	1,181	32,277

Total Containers & Packaging		86,025

Diversified Consumer Services—0.1%
Pre-Paid Legal Services, Inc.*	95	3,543
Regis Corp.	405	5,885
Service Corp International	3,118	15,496
Sotheby’s	980	8,712
Stewart Enterprises, Inc. Class A	845	2,543

Total Diversified Consumer Services		36,179

Diversified Financial Services—0.3%
Leucadia National Corp.	1,879	37,204
NYSE Euronext	1,649	45,150

Total Diversified Financial Services		82,354

Diversified Telecommunication Services—0.8%
Alaska Communications Systems Group, Inc.	944	8,855
CenturyTel, Inc.	942	25,745
Cincinnati Bell, Inc.*	2,631	5,078
Embarq Corp.	1,484	53,365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Low P/E Fund

December 31, 2008

Investments	Shares	Value
Qwest Communications International, Inc.(a)	15,286	$55,640
Windstream Corp.	3,458	31,814

Total Diversified Telecommunication Services		180,497

Electrical Equipment—0.6%
Acuity Brands, Inc.	279	9,740
AZZ, Inc.*	90	2,259
Baldor Electric Co.	374	6,676
Belden, Inc.	388	8,101
Brady Corp. Class A	358	8,574
EnerSys*	532	5,852
General Cable Corp.*	815	14,417
GrafTech International, Ltd.*	1,588	13,212
Hubbell, Inc. Class B	433	14,150
Polypore International, Inc.*	321	2,427
Regal-Beloit Corp.	247	9,384
Rockwell Automation, Inc.	1,163	37,496
Thomas & Betts Corp.*	505	12,130

Total Electrical Equipment		144,418

Electronic Equipment & Instruments—0.5%
Anixter International, Inc.*	573	17,259
Arrow Electronics, Inc.*	1,340	25,246
Avnet, Inc.*	1,658	30,191
Checkpoint Systems, Inc.*	344	3,385
Ingram Micro, Inc. Class A*	1,384	18,532
Methode Electronics, Inc.	322	2,170
Multi-Fineline Electronix, Inc.*	221	2,583
Newport Corp.*	263	1,783
Plexus Corp.*	305	5,170
Scansource, Inc.*	182	3,507
SYNNEX Corp.*	509	5,767
Tech Data Corp.*	408	7,279
TTM Technologies, Inc.*	513	2,673

Total Electronic Equipment & Instruments		125,545

Energy Equipment & Services—3.8%
Allis-Chalmers Energy, Inc.*	615	3,383
Atwood Oceanics, Inc.*	813	12,423
Baker Hughes, Inc.	3,329	106,761
Basic Energy Services, Inc.*	418	5,451
BJ Services Co.	3,327	38,826
Bristow Group, Inc.*	221	5,921
Cal Dive International, Inc.*	877	5,709
Cameron International Corp.*	1,743	35,732
Complete Production Services, Inc.*	1,174	9,568
Diamond Offshore Drilling, Inc.	1,120	66,013
Dresser-Rand Group, Inc.*	608	10,488
Dril-Quip, Inc.*	353	7,240
ENSCO International, Inc.	2,189	62,146
Exterran Holdings, Inc.*	465	9,905
Gulf Island Fabrication, Inc.	168	2,421
Gulfmark Offshore, Inc.*	310	7,375
Halliburton Co.	6,419	116,697
Helix Energy Solutions Group, Inc.*	2,380	17,231
Helmerich & Payne, Inc.	1,239	28,187
Hercules Offshore, Inc.*	1,016	4,826
Hornbeck Offshore Services, Inc.*	398	6,503
ION Geophysical Corp.*	1,401	4,805
Key Energy Group, Inc.*	2,114	9,323
National Oilwell Varco, Inc.*	4,261	104,139
Oceaneering International, Inc.*	438	12,763
Oil States International, Inc.*	827	15,457

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Low P/E Fund

December 31, 2008

Investments	Shares	Value
Parker Drilling Co.*	1,950	$5,655
Patterson-UTI Energy, Inc.	1,875	21,581
Pioneer Drilling Co.*	779	4,339
Precision Drilling Trust	217	1,819
Pride International, Inc.*	2,088	33,366
Rowan Cos., Inc.	1,740	27,666
Smith International, Inc.	1,847	42,278
Superior Energy Services, Inc.*	1,253	19,960
Superior Well Services, Inc.*	210	2,100
Tidewater, Inc.	535	21,544
Unit Corp.*	809	21,616

Total Energy Equipment & Services		911,217

Food & Staples Retailing—0.2%
Andersons, Inc. (The)	311	5,125
Ingles Markets, Inc. Class A	187	3,289
SUPERVALU, Inc.	2,721	39,727

Total Food & Staples Retailing		48,141

Food Products—0.8%
Archer-Daniels-Midland Co.	5,337	153,865
Cal-Maine Foods, Inc.	346	9,930
Corn Products International, Inc.	548	15,810
Darling International, Inc.*	1,124	6,171

Total Food Products		185,776

Gas Utilities—0.4%
Energen Corp.	743	21,792
Oneok, Inc.	799	23,267
Questar Corp.	1,296	42,366

Total Gas Utilities		87,425

Health Care Equipment & Supplies—0.3%
Arthrocare Corp.*	193	921
Kinetic Concepts, Inc.*	646	12,390
Sirona Dental Systems, Inc.*	526	5,523
Zimmer Holdings, Inc.*	1,471	59,458

Total Health Care Equipment & Supplies		78,292

Health Care Providers & Services—4.1%
Aetna, Inc.	4,856	138,396
AMERIGROUP Corp.*	352	10,391
AMN Healthcare Services, Inc.*	277	2,343
Cigna Corp.	3,799	64,013
Coventry Health Care, Inc.*	2,334	34,730
Gentiva Health Services, Inc.*	199	5,823
Health Management Associates, Inc. Class A*	2,782	4,980
Health Net, Inc.*	1,316	14,331
Healthspring, Inc.*	430	8,587
Healthways, Inc.*	343	3,938
Humana, Inc.*	1,441	53,720
inVentiv Health, Inc.*	277	3,197
Kindred Healthcare, Inc.*	279	3,633
LifePoint Hospitals, Inc.*	402	9,182
Lincare Holdings, Inc.*	597	16,077
McKesson Corp.	1,809	70,063
Res-Care, Inc.*	215	3,229
Sun Healthcare Group, Inc.*	481	4,257
Triple-S Management Corp. Class B*	198	2,277
UnitedHealth Group, Inc.	10,337	274,963
Universal American Corp.*	734	6,474

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Low P/E Fund

December 31, 2008

Investments	Shares	Value
WellPoint, Inc.*	5,607	$236,223

Total Health Care Providers & Services		970,827

Health Care Technology—0.1%
Eclipsys Corp.*	486	6,896
HLTH Corp.*	1,430	14,958

Total Health Care Technology		21,854

Hotels, Restaurants & Leisure—0.6%
Ameristar Casinos, Inc.	437	3,776
Bally Technologies, Inc.*	321	7,714
Bob Evans Farms, Inc.	196	4,004
CEC Entertainment, Inc.*	142	3,444
Cheesecake Factory (The)*	473	4,777
Cracker Barrel Old Country Store, Inc.	192	3,953
Darden Restaurants, Inc.	911	25,672
Domino’s Pizza, Inc.*	756	3,561
Life Time Fitness, Inc.*	421	5,452
MGM Mirage*	1,774	24,410
Sonic Corp.*	324	3,943
Speedway Motorsports, Inc.	282	4,543
Starwood Hotels & Resorts Worldwide, Inc.	1,580	28,281
Vail Resorts, Inc.*	251	6,677
Wyndham Worldwide Corp.	3,643	23,862

Total Hotels, Restaurants & Leisure		154,069

Household Durables—0.7%
Black & Decker Corp. (The)	653	27,302
Blyth, Inc.	469	3,677
Ethan Allen Interiors, Inc.	198	2,845
Fortune Brands, Inc.	1,193	49,248
Harman International Industries, Inc.	373	6,240
Sealy Corp.	1,362	3,419
Snap-On, Inc.	377	14,846
Stanley Works (The)	615	20,972
Tempur-Pedic International, Inc.	926	6,565
Tupperware Brands Corp.	490	11,123
Whirlpool Corp.	784	32,418

Total Household Durables		178,655

Household Products—0.1%
Energizer Holdings, Inc.*	437	23,659

Independent Power Producers & Energy—0.6%
AES Corp. (The)*	5,720	47,133
Mirant Corp.*	1,898	35,815
NRG Energy, Inc.*	2,481	57,882

Total Independent Power Producers & Energy		140,830

Industrial Conglomerates—5.3%
Carlisle Cos., Inc.	535	11,075
General Electric Co.	73,450	1,189,890
Seaboard Corp.	10	11,940
Textron, Inc.	3,855	53,469

Total Industrial Conglomerates		1,266,374

Insurance—6.9%
Allstate Corp. (The)	4,936	161,703
American Equity Investment Life Holding Co., Inc.	482	3,374
American Financial Group, Inc.	1,115	25,511

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Low P/E Fund

December 31, 2008

Investments	Shares	Value
American Physicians Capital, Inc.	77	$3,704
Amerisafe, Inc.*	177	3,634
Amtrust Financial Services, Inc.	705	8,178
Assurant, Inc.	1,576	47,280
Chubb Corp. (The)	2,718	138,618
CNA Financial Corp.	3,267	53,709
CNA Surety Corp.*	426	8,179
Delphi Financial Group, Inc. Class A	470	8,667
ehealth, Inc.*	171	2,271
Employers Holdings, Inc.	475	7,838
FBL Financial Group, Inc. Class A	516	7,972
First Mercury Financial Corp.*	164	2,339
Fpic Insurance Group, Inc.*	72	3,152
HCC Insurance Holdings, Inc.	855	22,871
Horace Mann Educators Corp.	396	3,639
Lincoln National Corp.	4,353	82,011
Loews Corp.	3,871	109,356
Metlife, Inc.	7,220	251,689
Principal Financial Group, Inc.	2,973	67,101
Prudential Financial, Inc.	5,189	157,019
Reinsurance Group of America, Inc.	867	37,125
Safety Insurance Group, Inc.	126	4,796
SeaBright Insurance Holdings, Inc.*	158	1,855
StanCorp Financial Group, Inc.	401	16,750
Torchmark Corp.	781	34,911
Tower Group, Inc.	186	5,247
Transatlantic Holdings, Inc.	653	26,159
Travelers Cos., Inc. (The)	4,909	221,887
Unum Group	3,152	58,627
W.R. Berkley Corp.	1,244	38,564

Total Insurance		1,625,736

Internet & Catalog Retail—0.1%
Expedia, Inc.*	2,305	18,993
NutriSystem, Inc.	266	3,881

Total Internet & Catalog Retail		22,874

Internet Software & Services—0.5%
Earthlink, Inc.*	1,889	12,770
eBay, Inc.*	8,279	115,574
SonicWALL, Inc.*	513	2,042

Total Internet Software & Services		130,386

IT Services—0.5%
Broadridge Financial Solutions, Inc.	974	12,214
Ciber, Inc.*	463	2,227
Computer Sciences Corp.*	1,779	62,514
DST Systems, Inc.*	404	15,344
SAIC, Inc.*	1,410	27,467
TeleTech Holdings, Inc.*	551	4,601
Wright Express Corp.*	335	4,221

Total IT Services		128,588

Leisure Equipment & Products—0.2%
Jakks Pacific, Inc.*	305	6,292
Mattel, Inc.	2,302	36,832
Polaris Industries, Inc.	275	7,879

Total Leisure Equipment & Products		51,003

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Low P/E Fund

December 31, 2008

Investments	Shares	Value
Life Sciences Tools & Services—0.1%
Charles River Laboratories International, Inc.*	461	$12,078
Parexel International Corp.*	505	4,904

Total Life Sciences Tools & Services		16,982

Machinery—4.7%
Actuant Corp.	459	8,730
AGCO Corp.*	999	23,566
Altra Holdings, Inc.*	235	1,859
Barnes Group, Inc.	514	7,453
Bucyrus International, Inc. Class A	651	12,057
Cascade Corp.	85	2,538
Caterpillar, Inc.	5,587	249,572
Chart Industries, Inc.*	386	4,103
CIRCOR International, Inc.	173	4,758
Columbus McKinnon Corp./NY*	203	2,771
Crane Co.	662	11,413
Cummins, Inc.	2,255	60,276
Deere & Co.	3,197	122,509
Dover Corp.	1,447	47,635
Dynamic Materials Corp.	85	1,641
Eaton Corp.	1,746	86,794
EnPro Industries, Inc.*	263	5,665
Federal Signal Corp.	375	3,079
Flowserve Corp.	502	25,853
Force Protection, Inc.*	535	3,199
Gardner Denver, Inc.*	498	11,623
Graco, Inc.	406	9,634
Harsco Corp.	730	20,206
Joy Global, Inc.	837	19,159
Kennametal, Inc.	620	13,758
Lincoln Electric Holdings, Inc.	312	15,890
Manitowoc Co., Inc. (The)	1,930	16,714
Middleby Corp.*	129	3,518
Mueller Industries, Inc.	287	7,198
NACCO Industries, Inc. Class A	69	2,581
Navistar International Corp.*	983	21,017
Oshkosh Corp.	561	4,987
Paccar, Inc.	2,606	74,532
Parker Hannifin Corp.	1,640	69,766
Robbins & Myers, Inc.	287	4,641
Sauer-Danfoss, Inc.	579	5,066
SPX Corp.	662	26,844
Sun Hydraulics Corp.	97	1,827
Terex Corp.*	2,404	41,637
Timken Co. (The)	1,343	26,363
Toro Co. (The)	238	7,854
Trinity Industries, Inc.	1,276	20,110

Total Machinery		1,110,396

Marine—0.1%
American Commercial Lines, Inc.*	667	3,268
Kirby Corp.*	359	9,823

Total Marine		13,091

Media—3.8%
Clear Channel Outdoor Holdings, Inc. Class A*	3,153	19,391
DISH Network Corp. Class A*	5,414	60,041
Gannett Co., Inc.	3,138	25,104
Harte-Hanks, Inc.	782	4,880
Interpublic Group of Cos., Inc.*	3,637	14,403
Liberty Media Corp., Capital Series A*	799	3,763
Meredith Corp.	453	7,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Low P/E Fund

December 31, 2008

Investments	Shares	Value
News Corp. Class A	39,111	$355,518
Omnicom Group, Inc.	2,424	65,254
Scholastic Corp.	244	3,314
Sinclair Broadcast Group, Inc. Class A	1,077	3,339
Time Warner, Inc.	22,859	229,962
Viacom, Inc. Class B*	5,899	112,435

Total Media		905,159

Metals & Mining—3.2%
A.M. Castle & Co.	219	2,372
Alcoa, Inc.	10,834	121,991
Allegheny Technologies, Inc.	1,481	37,810
Brush Engineered Materials, Inc.*	129	1,641
Carpenter Technology Corp.	439	9,017
Cliffs Natural Resources, Inc.	1,162	29,759
Commercial Metals Co.	1,050	12,464
Freeport-McMoRan Copper & Gold, Inc.	7,374	180,220
Haynes International, Inc.*	157	3,865
Kaiser Aluminum Corp.	170	3,828
Nucor Corp.	2,828	130,653
Reliance Steel & Aluminum Co.	1,335	26,620
RTI International Metals, Inc.*	326	4,665
Schnitzer Steel Industries, Inc. Class A	417	15,700
Southern Copper Corp.	7,016	112,677
Steel Dynamics, Inc.	3,214	35,933
Titanium Metals Corp.	1,286	11,330
Worthington Industries, Inc.	733	8,078

Total Metals & Mining		748,623

Multiline Retail—0.6%
Big Lots, Inc.*	631	9,143
JC Penney Co., Inc.	2,113	41,626
Macy’s, Inc.	4,753	49,194
Nordstrom, Inc.	2,493	33,182

Total Multiline Retail		133,145

Multi-Utilities—0.1%
Centerpoint Energy, Inc.	2,753	34,743

Office Electronics—0.3%
Xerox Corp.	8,994	71,682

Oil, Gas & Consumable Fuels—36.9%
Alpha Natural Resources, Inc.*	498	8,063
Anadarko Petroleum Corp.	3,808	146,798
Apache Corp.	4,081	304,157
Arch Coal, Inc.	1,384	22,545
Atlas Energy Resources LLC	694	8,862
ATP Oil & Gas Corp.*	614	3,592
Berry Petroleum Co. Class A	1,313	9,926
Chesapeake Energy Corp.	6,546	105,849
Chevron Corp.	20,036	1,482,064
Cimarex Energy Co.	632	16,925
ConocoPhillips	22,260	1,153,068
Copano Energy LLC	421	4,913
Denbury Resources, Inc.*	3,055	33,361
Devon Energy Corp.	4,524	297,272
El Paso Corp.	7,988	62,546
Encore Acquisition Co.*	582	14,853
Exxon Mobil Corp.	39,569	3,158,794
Forest Oil Corp.*	1,384	22,822
Frontier Oil Corp.	1,071	13,527
Gulfport Energy Corp.*	661	2,611

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Low P/E Fund

December 31, 2008

Investments	Shares	Value
Harvest Natural Resources, Inc.*	798	$3,431
Hess Corp.	3,610	193,640
Holly Corp.	380	6,927
Marathon Oil Corp.	10,060	275,242
Mariner Energy, Inc.*	2,107	21,491
Massey Energy Co.	706	9,736
Murphy Oil Corp.	2,431	107,815
Newfield Exploration Co.*	1,190	23,503
Noble Energy, Inc.	1,731	85,200
Occidental Petroleum Corp.	8,720	523,113
Overseas Shipholding Group, Inc.	597	25,140
Peabody Energy Corp.	2,127	48,389
Petroleum Development Corp.*	208	5,007
Petroquest Energy, Inc.*	482	3,258
Pioneer Natural Resources Co.	1,184	19,157
Plains Exploration & Production Co.*	2,567	59,657
Southern Union Co.	1,033	13,470
Spectra Energy Corp.	5,022	79,046
St. Mary Land & Exploration Co.	672	13,648
Stone Energy Corp.*	1,247	13,742
Sunoco, Inc.	907	39,418
Swift Energy Co.*	825	13,868
Valero Energy Corp.	7,114	153,947
W&T Offshore, Inc.	1,542	22,081
Walter Industries, Inc.	496	8,685
Whiting Petroleum Corp.*	547	18,303
Williams Cos., Inc. (The)	6,335	91,731

Total Oil, Gas & Consumable Fuels		8,751,193

Paper & Forest Products—0.2%
International Paper Co.	4,063	47,943

Personal Products—0.1%
Bare Escentuals, Inc.*	1,505	7,871
Inter Parfums, Inc.	229	1,759
NBTY, Inc.*	684	10,704

Total Personal Products		20,334

Pharmaceuticals—0.5%
Forest Laboratories, Inc.*	2,431	61,917
King Pharmaceuticals, Inc.*	1,613	17,130
KV Pharmaceutical Co. Class A*	1,169	3,367
Sepracor, Inc.*	2,395	26,297

Total Pharmaceuticals		108,711

Professional Services—0.3%
Administaff, Inc.	167	3,621
Heidrick & Struggles International, Inc.	129	2,779
ICF International, Inc.*	86	2,113
Kforce, Inc.*	313	2,404
Korn/Ferry International*	361	4,123
Manpower, Inc.	844	28,687
Monster Worldwide, Inc.*	849	10,264
MPS Group, Inc.*	711	5,354
School Specialty, Inc.*	124	2,371
TrueBlue, Inc.*	381	3,646

Total Professional Services		65,362

Real Estate Investment Trusts—0.3%
Developers Diversified Realty Corp.	1,688	8,237
DiamondRock Hospitality Co.	674	3,417
Entertainment Properties Trust	198	5,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Low P/E Fund

December 31, 2008

Investments	Shares	Value
Hospitality Properties Trust	582	$8,654
Host Hotels & Resorts, Inc.	3,796	28,737
SL Green Realty Corp.	501	12,976
Sunstone Hotel Investors, Inc.	364	2,253

Total Real Estate Investment Trusts		70,174

Real Estate Management & Development—0.1%
CB Richard Ellis Group, Inc. Class A*	2,666	11,517
Jones Lang LaSalle, Inc.	323	8,947

Total Real Estate Management & Development		20,464

Road & Rail—0.1%
Ryder System, Inc.	399	15,473

Semiconductors & Semiconductor Equipment—1.2%
ATMI, Inc.*	178	2,747
Fairchild Semiconductor International, Inc.*	1,077	5,267
Intersil Corp. Class A	1,161	10,670
Lam Research Corp.*	830	17,662
MEMC Electronic Materials, Inc.*	2,651	37,855
National Semiconductor Corp.	1,845	18,579
Omnivision Technologies, Inc.*	766	4,022
ON Semiconductor Corp.*	3,090	10,506
PMC - Sierra, Inc.*	1,500	7,290
Sigma Designs, Inc.*	456	4,332
Skyworks Solutions, Inc.*	1,290	7,147
Texas Instruments, Inc.	10,119	157,046

Total Semiconductors & Semiconductor Equipment		283,123

Software—0.1%
Cadence Design Systems, Inc.*	3,548	12,985
Fair Isaac Corp.	368	6,204
Net 1 UEPS Technologies, Inc.*	475	6,508
Take-Two Interactive Software, Inc.*	571	4,317

Total Software		30,014

Specialty Retail—1.3%
Abercrombie & Fitch Co. Class A	1,184	27,315
Aeropostale, Inc.*	503	8,098
American Eagle Outfitters, Inc.	1,803	16,876
AnnTaylor Stores Corp.*	416	2,400
Barnes & Noble, Inc.	429	6,435
Best Buy Co., Inc.	3,008	84,554
Buckle, Inc. (The)	297	6,481
Cabela’s, Inc.*	728	4,244
Collective Brands, Inc.*	311	3,645
Dress Barn, Inc.*	462	4,962
Guess?, Inc.	890	13,662
Gymboree Corp.*	243	6,340
J Crew Group, Inc.*	420	5,124
JOS A Bank Clothiers, Inc.*	125	3,269
Ltd. Brands, Inc.	3,583	35,973
Men’s Wearhouse, Inc. (The)	332	4,495
Office Depot, Inc.*	1,702	5,072
Penske Auto Group, Inc.	1,073	8,241
RadioShack Corp.	1,210	14,447
Stage Stores, Inc.	318	2,624
Systemax, Inc.*	399	4,297
Tiffany & Co.	773	18,266

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree Low P/E Fund

December 31, 2008

Investments	Shares	Value
Wet Seal, Inc. (The) Class A*	879	$2,611
Williams-Sonoma, Inc.	1,335	10,493

Total Specialty Retail		299,924

Textiles, Apparel & Luxury Goods—0.8%
Coach, Inc.*	2,245	46,629
Columbia Sportswear Co.	214	7,569
Fossil, Inc.*	638	10,655
Hanesbrands, Inc.*	782	9,971
Iconix Brand Group, Inc.*	471	4,606
Maidenform Brands, Inc.*	167	1,695
Movado Group, Inc.	493	4,629
Phillips-Van Heusen Corp.	516	10,387
Polo Ralph Lauren Corp.	637	28,926
Skechers U.S.A., Inc. Class A*	473	6,064
True Religion Apparel, Inc.*	211	2,625
UniFirst Corp.	142	4,216
VF Corp.	737	40,365
Volcom, Inc.*	245	2,671

Total Textiles, Apparel & Luxury Goods		181,008

Tobacco—1.2%
Altria Group, Inc.	19,067	287,149
Universal Corp./VA	209	6,243

Total Tobacco		293,392

Trading Companies & Distributors—0.2%
Applied Industrial Technologies, Inc.	317	5,998
GATX Corp.	451	13,967
H&E Equipment Services, Inc.*	541	4,171
Interline Brands, Inc.*	313	3,327
RSC Holdings, Inc.*	1,189	10,130
Rush Enterprises, Inc. Class A*	233	1,997
TAL International Group, Inc.	255	3,596
WESCO International, Inc.*	817	15,711

Total Trading Companies & Distributors		58,897

Wireless Telecommunication Services—0.2%
NII Holdings, Inc.*	1,688	30,688
Syniverse Holdings, Inc.*	510	6,089

Total Wireless Telecommunication Services		36,777

TOTAL COMMON STOCKS (Cost: $28,128,213)		23,582,695

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Low P/E Fund

December 31, 2008

Investments	Shares	Value
SHORT-TERM INVESTMENT—0.4%
MONEY MARKET FUND—0.4%
AIM Short-Term Investment Treasury Fund Private Class, 0.15%(b) (Cost: $85,708)	85,708	$85,708

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.2%
MONEY MARKET FUND—0.2%
Dreyfus Institutional Preferred Money Market Fund, 1.38%(c) (Cost: $57,070)(d)	57,070	57,070

TOTAL INVESTMENTS IN SECURITIES—100.0% (Cost: $28,270,991)(e)		23,725,473
Liabilities in Excess of Foreign Currency and Other Assets—(0.0)%		(9,999)

NET ASSETS—100.0%		$23,715,474

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2008.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2008.
(c)	Interest rate shown reflects yield as of December 31, 2008.
(d)	At December 31, 2008, the total market value of the Fund’s securities on loan was $55,372 and the total market value of the collateral held by the Fund was $57,070.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund

December 31, 2008

Investments	Shares	U.S. $ Value
COMMON STOCKS—99.9%
Aerospace & Defense—0.4%
Bharat Electronics Ltd.	38,879	$598,028

Auto Components—0.4%
Amtek Auto Ltd.	315,492	434,190
Bharat Forge Ltd.	95,679	164,669

Total Auto Components		598,859

Automobiles—2.7%
Hero Honda Motors Ltd.	95,080	1,568,371
Mahindra & Mahindra Ltd.	267,909	1,509,463
Maruti Suzuki India Ltd.	112,672	1,203,037

Total Automobiles		4,280,871

Beverages—0.4%
United Spirits Ltd.	36,275	658,787

Biotechnology—0.1%
Biocon Ltd.	104,610	250,252

Chemicals—1.3%
Asian Paints Ltd.	35,667	655,175
Castrol India Ltd.	12,853	88,760
Gujarat Flourochemicals	49,096	63,688
Jubilant Organosys Ltd.	49,562	121,057
Pidilite Industries Ltd.	10,912	24,212
Sterling Biotech Ltd.	60,226	191,729
Tata Chemicals Ltd.	171,042	580,146
United Phosphorus Ltd.	169,460	375,824

Total Chemicals		2,100,591

Commercial Banks—8.6%
Axis Bank Ltd.	144,715	1,499,131
Bank of India	261,961	1,543,430
Canara Bank	362,076	1,397,917
Corp. Bank	127,477	495,177
HDFC Bank Ltd.	112,847	2,312,414
ICICI Bank Ltd.	560,803	5,157,960
Industrial Development Bank of India Ltd.	349,145	485,162
Syndicate Bank	506,698	654,173
Yes Bank Ltd.*	129,199	199,420

Total Commercial Banks		13,744,784

Construction & Engineering—1.9%
Gammon India Ltd.	13,081	21,117
GMR Infrastructure Ltd.*	79,240	125,073
Hindustan Construction Co.	41,125	42,881
IVRCL Infrastructures & Projects Ltd.	200,893	592,742
Lanco Infratech Ltd.*	134,013	427,318
Larsen & Toubro Ltd.	87,805	1,394,480
Nagarjuna Construction Co.	203,918	300,938
Punj Lloyd Ltd.	63,376	191,351

Total Construction & Engineering		3,095,900

Construction Materials—3.5%
ACC Ltd.	118,922	1,172,011
Ambuja Cements Ltd.	1,782,405	2,562,757

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree India Earnings Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Birla Corp. Ltd.	124,909	$333,296
India Cements Ltd.	382,140	766,319
Ultra Tech Cement Ltd.	92,336	730,614

Total Construction Materials		5,564,997

Diversified Financial Services—2.5%
Bajaj Holdings and Investment Ltd.	54,398	270,706
IFCI Ltd.	2,417,015	1,071,583
Indiabulls Financial Services Ltd.	423,988	1,157,439
Power Finance Corp. Ltd.	213,912	584,394
Reliance Capital Ltd.	83,477	928,236

Total Diversified Financial Services		4,012,358

Diversified Telecommunications—0.3%
Mahanagar Telephone Nigam	297,393	483,142

Electric Utilities—2.4%
CESC Ltd.	112,457	548,436
Power Grid Corp. of India Ltd.	386,811	660,167
Reliance Infrastructure Ltd.	131,219	1,560,784
Tata Power Co., Ltd.	74,548	1,146,298

Total Electric Utilities		3,915,685

Electrical Equipment—2.0%
Asea Brown Boveri India Ltd.	26,518	247,001
Bharat Heavy Electricals Ltd.	83,620	2,338,682
Crompton Greaves Ltd.	88,000	244,023
Exide Industries Ltd.	77,519	76,453
Suzlon Energy Ltd.	228,746	292,506

Total Electrical Equipment		3,198,665

Energy Equipment & Services—0.0%
Aban Offshore Ltd.	2,028	27,952

Food Products—1.4%
Nestle India Ltd.	12,891	384,388
Tata Tea Ltd.	145,893	1,796,862
Zydus Wellness Ltd.	7,387	11,220

Total Food Products		2,192,470

Gas Utilities—1.2%
GAIL India Ltd.	474,870	2,010,302

Health Care Providers & Services—0.2%
Apollo Hospitals Enterprise Ltd.	29,757	276,193

Hotels Restaurants & Leisure—0.4%
EIH Ltd.	88,310	224,219
Hotel Leela Venture Ltd.	257,582	100,717
Indian Hotels Co., Ltd.	349,352	323,753

Total Hotels Restaurants & Leisure		648,689

Household Durables—0.3%
Videocon Industries Ltd.	142,952	354,739
Voltas Ltd.	121,050	149,946

Total Household Durables		504,685

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree India Earnings Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Household Products—2.5%
Hindustan Unilever Ltd.	770,132	$3,956,569

Independent Power Producers —2.3%
BF Utilities Ltd.*	2,861	31,461
Neyveli Lignite Corp. Ltd.	159,389	217,393
NTPC Ltd.	920,637	3,412,706
Reliance Natural Resources Ltd.*	33,490	39,319
Reliance Power Ltd.*	5,516	13,581

Total Independent Power Producers		3,714,460

Industrial Conglomerates—0.8%
Aditya Birla Nuvo Ltd.	8,998	106,140
Century Textile & Industries Ltd.	33,656	115,330
Jaiprakash Associates Ltd.	415,008	706,587
Siemens India Ltd.	63,885	376,268

Total Industrial Conglomerates		1,304,325

IT Services—12.3%
GTL Ltd.	168,970	719,822
HCL Technologies Ltd.	239,854	567,635
HCL-Infosystems Ltd.	280,182	532,530
Infosys Technologies Ltd.	473,163	10,833,121
Mphasis Ltd.	103,040	329,085
Patni Computer Systems Ltd.	259,002	687,642
Satyam Computer Services Ltd.	545,483	1,912,325
Tata Consultancy Services Ltd.	254,897	2,500,314
Tech Mahindra Ltd.	14,507	73,681
Wipro Ltd.	331,233	1,586,818

Total IT Services		19,742,973

Life Sciences Tools & Services—0.3%
Divi’s Laboratories Ltd.	16,088	440,918

Machinery—1.3%
Ashok Leyland Ltd.	1,397,372	430,225
BEML Ltd.	16,201	111,947
Cummins India Ltd.	55,831	254,059
Lakshmi Machine Works Ltd.	2,180	27,825
Tata Motors Ltd.	339,059	1,112,450
Thermax Ltd.	29,139	107,597

Total Machinery		2,044,103

Marine—0.3%
Shipping Corp. of India Ltd.	276,858	452,338

Media—0.4%
Deccan Chronicle Holdings Ltd.	67,214	59,944
Sun TV Network Ltd.	18,485	68,465
Zee Entertainment Enterprises Ltd.	163,423	469,103
Zee News Ltd.	53,101	38,256

Total Media		635,768

Metals & Mining—6.3%
Hindalco Industries Ltd.	982,381	1,036,420
Hindustan Zinc Ltd.	94,121	653,360
Jindal Steel & Power Ltd.	73,338	1,371,701
JSW Steel Ltd.	119,970	564,268

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree India Earnings Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Maharashtra Seamless Ltd.	40,312	$123,286
National Aluminium Co., Ltd.	105,603	410,642
Sesa Goa Ltd.	607,190	1,069,936
Steel Authority Of India Ltd.	1,492,675	2,374,432
Sterlite Industries India Ltd.	453,289	2,419,960

Total Metals & Mining		10,024,005

Oil, Gas & Consumable Fuels—25.7%
Bharat Petroleum Corp. Ltd.	242,299	1,870,457
Chennai Petroleum Corp Ltd.	60,007	157,962
Great Eastern Shipping Co., Ltd. (The)	212,013	885,346
Hindustan Petroleum Corp. Ltd.	274,522	1,537,425
Indian Oil Corp. Ltd.	361,046	3,156,929
Mangalore Refinery & Petrochemicals Ltd.	496,397	418,759
Oil & Natural Gas Corp. Ltd.	614,332	8,411,758
Petronet LNG Ltd.	417,195	339,528
Reliance Industries Ltd.	965,084	24,419,279

Total Oil, Gas & Consumable Fuels		41,197,443

Paper & Forest Products—0.1%
Ballarpur Industries Ltd.	307,198	129,891

Personal Products—0.4%
Colgate Palmolive India Ltd.	21,458	178,817
Dabur India Ltd.	148,821	256,587
Godrej Consumer Products Ltd.	19,463	55,489
Marico Ltd.	90,065	102,691

Total Personal Products		593,584

Pharmaceuticals—3.7%
Aurobindo Pharma Ltd.	62,931	217,520
Cadila Healthcare Ltd.	27,702	151,758
Cipla Ltd./India	258,321	989,382
Dr. Reddys Laboratories Ltd.	81,124	780,352
GlaxoSmithKline Pharmaceuticals Ltd.	24,576	580,426
Glenmark Pharmaceuticals Ltd.	82,174	499,420
Lupin Ltd.	30,508	386,892
Nicholas Piramal India Ltd.	60,082	293,627
Ranbaxy Laboratories Ltd.	107,767	558,190
Sun Pharmaceutical Industries Ltd.	58,735	1,282,900
Wockhardt Ltd.	71,845	160,221

Total Pharmaceuticals		5,900,688

Real Estate Management & Development—2.9%
DLF Ltd.	427,020	2,472,983
Housing Development & Infrastracture Ltd.	479,852	1,280,393
Indiabulls Real Estate Ltd.	250,933	676,777
Mahindra Lifespace Developers Ltd.	8,361	30,427
Parsvnath Developers Ltd.	145,121	141,040

Total Real Estate Management & Development		4,601,620

Road & Rail—0.2%
Container Corp. of India	27,275	345,388

Software—0.4%
Financial Technologies India Ltd.	58,614	597,509

Textiles, Apparel & Luxury Goods—0.1%
Titan Industries Ltd.	4,750	90,306

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree India Earnings Fund

December 31, 2008

Investments	Shares	U.S. $ Value
Tobacco—1.7%
ITC Ltd.	792,604	$2,793,311

Trading Companies & Distributors—0.1%
Adani Enterprises Ltd.	31,985	198,363

Transportation Infrastructure—0.0%
Mundra Port & Special Economic Zone Ltd.	11,717	78,234

Wireless Telecommunication Services—8.1%
Bharti Airtel Ltd.*	536,148	7,873,848
Idea Cellular Ltd.*	607,512	656,517
Reliance Communications Ltd.	945,649	4,409,923

Total Wireless Telecommunication Services		12,940,288

TOTAL INVESTMENTS IN SECURITIES—99.9% (Cost: $285,785,476)(a)		159,945,294
Foreign Currency and Other Assets in Excess of Liabilities—0.1%		163,811

NET ASSETS—100.0%		$160,109,105

*	Non-income producing security.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree LargeCap Growth Fund

December 31, 2008

Investments	Shares	Value
COMMON STOCKS—99.6%
Aerospace & Defense—3.2%
Alliant Techsystems, Inc.*	95	$8,147
BE Aerospace, Inc.*	210	1,615
Curtiss-Wright Corp.	115	3,840
Esterline Technologies Corp.*	70	2,652
Honeywell International, Inc.	2,568	84,308
L-3 Communications Holdings, Inc.	320	23,610
Orbital Sciences Corp.*	115	2,246
Precision Castparts Corp.	411	24,446
Raytheon Co.	1,256	64,106
Teledyne Technologies, Inc.*	100	4,455

Total Aerospace & Defense		219,425

Auto Components—0.0%
Tenneco, Inc.*	85	251

Beverages—3.3%
Coca-Cola Co. (The)	4,925	222,955
Hansen Natural Corp.*	210	7,041

Total Beverages		229,996

Biotechnology—2.2%
Biogen Idec, Inc.*	541	25,768
Celgene Corp.*	170	9,398
Genzyme Corp.*	436	28,937
Gilead Sciences, Inc.*	1,537	78,602
OSI Pharmaceuticals, Inc.*	135	5,272
United Therapeutics Corp.*	20	1,251

Total Biotechnology		149,228

Capital Markets—4.4%
Bank of New York Mellon Corp. (The)	3,393	96,123
BlackRock, Inc.	270	36,221
Eaton Vance Corp.	406	8,530
Federated Investors, Inc. Class B	270	4,579
Greenhill & Co., Inc.	80	5,582
Investment Technology Group, Inc.*	110	2,499
Janus Capital Group, Inc.	421	3,381
Northern Trust Corp.	701	36,550
State Street Corp.	1,351	53,135
T. Rowe Price Group, Inc.	621	22,008
TD Ameritrade Holding Corp.*	2,212	31,521
Waddell & Reed Financial, Inc. Class A	180	2,783

Total Capital Markets		302,912

Chemicals—3.4%
Air Products & Chemicals, Inc.	531	26,693
Airgas, Inc.	215	8,383
Celanese Corp. Series A	631	7,843
CF Industries Holdings, Inc.	165	8,111
FMC Corp.	270	12,077
Monsanto Co.	706	49,667
Mosaic Co. (The)	636	22,006
Olin Corp.	230	4,158
OM Group, Inc.*	115	2,428
Praxair, Inc.	641	38,050
Rohm & Haas Co.	641	39,607
Sigma-Aldrich Corp.	240	10,138
Terra Industries, Inc.	361	6,018

Total Chemicals		235,179

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Growth Fund

December 31, 2008

Investments	Shares	Value
Commercial Banks—0.1%
SVB Financial Group*	150	$3,935

Commercial Services & Supplies—0.3%
Brink’s Co. (The)	105	2,822
Copart, Inc.*	175	4,758
Covanta Holding Corp.*	275	6,039
Stericycle, Inc.*	120	6,250

Total Commercial Services & Supplies		19,869

Communications Equipment—0.4%
Ciena Corp.*	155	1,039
Harris Corp.	421	16,018
Juniper Networks, Inc.*	676	11,837

Total Communications Equipment		28,894

Computers & Peripherals—12.1%
Apple, Inc.*	1,316	112,321
EMC Corp.*	5,010	52,455
Hewlett-Packard Co.	7,923	287,525
International Business Machines Corp.	4,369	367,694
Western Digital Corp.*	1,296	14,839

Total Computers & Peripherals		834,834

Construction & Engineering—0.4%
Fluor Corp.	351	15,749
Jacobs Engineering Group, Inc.*	200	9,620

Total Construction & Engineering		25,369

Containers & Packaging—0.6%
Aptargroup, Inc.	175	6,167
Ball Corp.	406	16,886
Greif, Inc. Class A	160	5,349
Owens-Illinois, Inc.*	416	11,369

Total Containers & Packaging		39,771

Distributors—0.0%
LKQ Corp.*	135	1,574

Diversified Consumer Services—0.3%
Brink’s Home Security Holdings, Inc.	105	2,302
DeVry, Inc.	125	7,176
Service Corp International	641	3,186
Sotheby’s	325	2,889
Strayer Education, Inc.	20	4,288

Total Diversified Consumer Services		19,841

Diversified Financial Services—0.3%
IntercontinentalExchange, Inc.*	85	7,007
Leucadia National Corp.	446	8,831
Nasdaq OMX Group, Inc. (The)*	180	4,448

Total Diversified Financial Services		20,286

Diversified Telecommunication Services—5.7%
AT&T, Inc.	13,758	392,103

Electric Utilities—1.4%
Exelon Corp.	1,497	83,248
ITC Holdings Corp.	65	2,839

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Growth Fund

December 31, 2008

Investments	Shares	Value
NV Energy, Inc.	736	$7,279

Total Electric Utilities		93,366

Electrical Equipment—1.8%
Ametek, Inc.	260	7,855
Baldor Electric Co.	160	2,856
Emerson Electric Co.	1,957	71,645
First Solar, Inc.*	35	4,829
General Cable Corp.*	185	3,273
GrafTech International, Ltd.*	416	3,461
Rockwell Automation, Inc.	511	16,474
Roper Industries, Inc.	195	8,465
SunPower Corp. Class A*	50	1,850
Sunpower Corp. Class B*	20	609
Woodward Governor Co.	190	4,374

Total Electrical Equipment		125,691

Electronic Equipment & Instruments—0.7%
Amphenol Corp. Class A	466	11,174
Anixter International, Inc.*	185	5,572
Dolby Laboratories, Inc. Class A*	205	6,715
Flir Systems, Inc.*	210	6,443
Itron, Inc.*	20	1,275
Mettler-Toledo International, Inc.*	85	5,729
Plexus Corp.*	130	2,204
Rofin-Sinar Technologies, Inc.*	65	1,338
Trimble Navigation Ltd.*	200	4,322

Total Electronic Equipment & Instruments		44,772

Energy Equipment & Services—3.4%
Atwood Oceanics, Inc.*	160	2,445
Baker Hughes, Inc.	1,026	32,904
Bristow Group, Inc.*	80	2,143
Cameron International Corp.*	596	12,218
Diamond Offshore Drilling, Inc.	341	20,099
ENSCO International, Inc.	731	20,753
FMC Technologies, Inc.*	250	5,958
Gulfmark Offshore, Inc.*	85	2,022
Halliburton Co.	2,943	53,503
Helmerich & Payne, Inc.	421	9,578
IHS Inc. Class A*	65	2,432
National Oilwell Varco, Inc.*	1,061	25,931
Oceaneering International, Inc.*	135	3,934
Oil States International, Inc.*	200	3,738
Pride International, In*	576	9,204
Rowan Cos., Inc.	546	8,681
Smith International, Inc.	516	11,811
Superior Energy Services, Inc.*	320	5,098

Total Energy Equipment & Services		232,452

Food & Staples Retailing—0.8%
Costco Wholesale Corp.	921	48,352
Ruddick Corp.	110	3,042

Total Food & Staples Retailing		51,394

Food Products—0.7%
Archer-Daniels-Midland Co.	1,472	42,438
Corn Products International, Inc.	240	6,924

Total Food Products		49,362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Growth Fund

December 31, 2008

Investments	Shares	Value
Gas Utilities—0.1%
Energen Corp.	230	$6,746

Health Care Equipment & Supplies—1.1%
C.R. Bard, Inc.	195	16,430
Dentsply International, Inc.	325	9,178
Haemonetics Corp.*	45	2,543
Hologic, Inc.*	225	2,941
Hospira, Inc.*	401	10,755
Idexx Laboratories, Inc.*	100	3,608
Intuitive Surgical, Inc. *	25	3,175
Meridian Bioscience, Inc.	40	1,019
St. Jude Medical, Inc.*	801	26,400

Total Health Care Equipment & Supplies		76,049

Health Care Providers & Services—1.5%
AMERIGROUP Corp.*	200	5,904
Community Health Systems, Inc.*	120	1,750
Express Scripts, Inc.*	466	25,621
Laboratory Corp. of America Holdings*	331	21,320
Medco Health Solutions, Inc.*	966	40,484
Mednax, Inc.*	105	3,329
Owens & Minor, Inc.	85	3,200
Psychiatric Solutions, Inc. *	120	3,342

Total Health Care Providers & Services		104,950

Hotels, Restaurants & Leisure—3.6%
Chipotle Mexican Grill, Inc. Class A*	30	1,859
McDonald’s Corp.	3,308	205,724
WMS Industries, Inc.*	75	2,018
Yum! Brands, Inc.	1,111	34,997

Total Hotels, Restaurants & Leisure		244,598

Household Durables—0.2%
Snap-On, Inc.	195	7,679
Tupperware Brands Corp.	160	3,632

Total Household Durables		11,311

Household Products—1.3%
Colgate-Palmolive Co.	1,161	79,575
Energizer Holdings, Inc.*	180	9,745

Total Household Products		89,320

Industrial Conglomerates—0.2%
Textron, Inc.	796	11,041

Insurance—7.1%
American Family Life Assurance Co., Inc.	1,166	53,449
Berkshire Hathaway, Inc. Class B*	135	433,890

Total Insurance		487,339

Internet & Catalog Retail—0.4%
Amazon.com, Inc.*	310	15,897
Expedia, Inc.*	601	4,952
NetFlix, Inc.*	80	2,391
priceline.com, Inc.*	75	5,524

Total Internet & Catalog Retail		28,764

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Growth Fund

December 31, 2008

Investments	Shares	Value
Internet Software & Services—2.7%
Akamai Technologies, Inc.*	165	$2,490
eBay, Inc.*	2,833	39,549
Google, Inc. Class A*	476	146,441

Total Internet Software & Services		188,480

IT Services—1.0%
Cognizant Technology Solutions Corp. Class A*	566	10,222
Global Payments, Inc.	180	5,902
Hewitt Associates, Inc. Class A*	245	6,953
Mastercard, Inc. Class A	185	26,442
SAIC, Inc.*	966	18,818

Total IT Services		68,337

Leisure Equipment & Products—0.2%
Hasbro, Inc.	576	16,802

Life Sciences Tools & Services—0.8%
Bio-Rad Laboratories, Inc. Class A*	55	4,142
Charles River Laboratories International, Inc.*	130	3,406
Covance, Inc.*	95	4,373
Dionex Corp.*	30	1,346
Illumina, Inc.*	100	2,605
Life Technologies Corp.*	150	3,497
Parexel International Corp.*	85	825
Pharmaceutical Product Development, Inc.	180	5,222
Techne Corp.	65	4,194
Thermo Fisher Scientific, Inc.*	711	24,223

Total Life Sciences Tools & Services		53,833

Machinery—3.7%
Actuant Corp. Class A	190	3,614
AGCO Corp.*	190	4,482
Bucyrus International, Inc. Class A	145	2,685
Caterpillar, Inc.	2,127	95,013
Crane Co.	386	6,655
Cummins, Inc.	731	19,540
Deere & Co.	1,126	43,148
Donaldson Co., Inc.	185	6,225
Flowserve Corp.	115	5,923
Harsco Corp.	215	5,951
John Bean Technologies Corp.	55	449
Joy Global, Inc.	210	4,807
Kennametal, Inc.	325	7,212
Manitowoc Co., Inc. (The)	396	3,429
Oshkosh Corp.	341	3,031
Parker Hannifin Corp.	591	25,141
SPX Corp.	145	5,880
Valmont Industries, Inc.	55	3,375
Wabtec Corp.	150	5,963

Total Machinery		252,523

Marine—0.0%
Kirby Corp.*	100	2,736

Media—1.2%
DIRECTV Group, Inc. (The)*	2,638	60,436
DreamWorks Animation SKG, Inc. Class A*	396	10,003
John Wiley & Sons, Inc. Class A	160	5,693
Marvel Entertainment, Inc.*	245	7,534

Total Media		83,666

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Growth Fund

December 31, 2008

Investments	Shares	Value
Metals & Mining—1.4%
AK Steel Holding Corp.	366	$3,411
Cliffs Natural Resources, Inc.	195	4,994
Freeport-McMoRan Copper & Gold, Inc.	1,120	27,373
Nucor Corp.	1,026	47,401
Reliance Steel & Aluminum Co.	315	6,281
Schnitzer Steel Industries, Inc. Class A	95	3,577
Steel Dynamics, Inc.	571	6,384

Total Metals & Mining		99,421

Oil, Gas & Consumable Fuels—10.6%
Alpha Natural Resources, Inc.*	30	486
Anadarko Petroleum Corp.	2,843	109,598
Apache Corp.	1,076	80,194
Arch Coal, Inc.	245	3,991
Arena Resources, Inc.*	40	1,124
Atlas America, Inc.	40	594
Berry Petroleum Co. Class A	125	945
Carrizo Oil & Gas, Inc.*	15	242
Cimarex Energy Co.	290	7,766
Comstock Resources, Inc.*	80	3,780
Consol Energy, Inc.	230	6,573
Crosstex Energy, Inc.	25	98
Denbury Resources, Inc.*	411	4,488
Devon Energy Corp.	1,397	91,797
Encore Acquisition Co.*	20	510
EOG Resources, Inc.	421	28,030
Forest Oil Corp.*	170	2,803
Foundation Coal Holdings, Inc.	45	631
Hess Corp.	996	53,425
Mariner Energy, Inc.*	250	2,550
Massey Energy Co.	55	758
Murphy Oil Corp.	471	20,889
Noble Energy, Inc.	601	29,581
Occidental Petroleum Corp.	3,113	186,749
Overseas Shipholding Group, Inc.	140	5,895
PetroHawk Energy Corp.*	120	1,876
Pioneer Natural Resources Co.	235	3,802
Range Resources Corp.	125	4,299
Southwestern Energy Co.*	305	8,836
Ultra Petroleum Corp.	110	3,796
Whiting Petroleum Corp.*	95	3,179
Williams Cos., Inc. (The)	1,206	17,463
XTO Energy, Inc.	1,271	44,828

Total Oil, Gas & Consumable Fuels		731,576

Paper & Forest Products—0.0%
Domtar Corp	1,372	2,291

Pharmaceuticals—0.4%
Allergan, Inc.	516	20,805
Chattem, Inc.*	50	3,577
Perrigo Co.	150	4,847

Total Pharmaceuticals		29,229

Professional Services—0.1%
FTI Consulting, Inc.*	60	2,681
Watson Wyatt Worldwide, Inc. Class A	110	5,260

Total Professional Services		7,941

Real Estate Investment Trusts—0.6%
DCT Industrial Trust, Inc.	141	713
Equity Residential	75	2,237
General Growth Properties, Inc.	461	595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

WisdomTree LargeCap Growth Fund

December 31, 2008

Investments	Shares	Value
HCP Inc.	220	$6,109
Health Care REIT, Inc.	105	4,431
Nationwide Health Properties, Inc.	180	5,170
Post Properties, Inc.	130	2,145
Prologis	761	10,569
SL Green Realty Corp.	90	2,331
Ventas, Inc.	150	5,036

Total Real Estate Investment Trusts		39,336

Real Estate Management & Development—0.1%
CB Richard Ellis Group, Inc. Class A*	1,121	4,843
Jones Lang LaSalle, Inc.	150	4,155

Total Real Estate Management & Development		8,998

Road & Rail—0.6%
CSX Corp.	1,081	35,100
JB Hunt Transport Services, Inc.	315	8,275

Total Road & Rail		43,375

Semiconductors & Semiconductor Equipment—0.9%
Atheros Communications, Inc.*	105	1,503
Cree, Inc.*	75	1,190
Cypress Semiconductor Corp.*	75	335
Lam Research Corp.*	736	15,663
Linear Technology Corp.	576	12,741
MEMC Electronic Materials, Inc.*	541	7,725
Nvidia Corp.*	1,882	15,188
Varian Semiconductor Equipment Associates, Inc.*	245	4,439

Total Semiconductors & Semiconductor Equipment		58,784

Software—12.1%
Activision Blizzard, Inc.*	971	8,389
Adobe Systems, Inc.*	1,046	22,269
Ansys, Inc.*	110	3,068
Concur Technologies, Inc.*	15	492
Informatica Corp.*	165	2,265
McAfee, Inc.*	305	10,544
Micros Systems, Inc.*	125	2,040
Microsoft Corp.	27,747	539,403
Oracle Corp.*	12,332	218,647
Salesforce.com, Inc.*	15	480
Sybase, Inc.*	265	6,564
Symantec Corp.*	1,487	20,104

Total Software		834,265

Specialty Retail—0.6%
Aeropostale, Inc.*	215	3,462
GameStop Corp. Class A*	270	5,848
Guess?, Inc.	215	3,300
TJX Cos., Inc.	1,372	28,222
Urban Outfitters, Inc.*	235	3,520

Total Specialty Retail		44,352

Textiles, Apparel & Luxury Goods—1.1%
CROCS, Inc.*	446	553
Deckers Outdoor Corp.*	30	2,396
Fossil, Inc.*	210	3,507
Nike, Inc. Class B	1,231	62,781
Warnaco Group, Inc. (The)*	140	2,748

Total Textiles, Apparel & Luxury Goods		71,985

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree LargeCap Growth Fund

December 31, 2008

Investments	Shares	Value
Thrifts & Mortgage Finance—0.4%
Hudson City Bancorp, Inc.	776	$12,385
People’s United Financial, Inc.	661	11,786

Total Thrifts & Mortgage Finance		24,171

Trading Companies & Distributors—0.1%
Fastenal Co.	250	8,713

Wireless Telecommunication Services—0.1%
American Tower Corp., Class A*	150	4,398

TOTAL INVESTMENTS IN SECURITIES—99.6% (Cost: $6,519,312)(a)		6,855,834
Cash and Other Assets in Excess of Liabilities—0.4%		25,214

NET ASSETS—100.0%		$6,881,048

*	Non-income producing security.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of December 31, 2008, the Trust offered 50 investment funds (each a “Fund”, collectively, the “Funds”). Each Fund is considered to be non-diversified. The Funds described herein, commenced operations on June 16, 2006, with the exception of the international dividend sector funds, domestic earnings funds, WisdomTree International Real Estate Fund, WisdomTree Emerging Markets High-Yielding Equity Fund, WisdomTree Emerging Markets SmallCap Dividend Fund, WisdomTree India Earnings Fund, WisdomTree Middle East Dividend Fund and WisdomTree LargeCap Growth Fund which commenced operations on October 13, 2006, February 23, 2007, June 5, 2007, July 13, 2007, October 30, 2007, February 22, 2008, July 16, 2008 and December 4, 2008, respectively.

These notes relate to the schedule of investments for WisdomTree Total Dividend Fund (“Total Dividend Fund”), WisdomTree High-Yielding Equity Fund (“High-Yielding Equity Fund”), WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”), WisdomTree Dividend Top 100 Fund (“Dividend Top 100 Fund”), WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”), WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”), WisdomTree DEFA Fund (“DEFA Fund”), WisdomTree DEFA High-Yielding Equity Fund (“DEFA High-Yielding Equity Fund”), WisdomTree Europe Total Dividend Fund (“Europe Total Dividend Fund”), WisdomTree Europe High-Yielding Equity Fund (“Europe High-Yielding Equity Fund”), WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”), WisdomTree Japan Total Dividend Fund (“Japan Total Dividend Fund”),WisdomTree Japan High-Yielding Equity Fund (“Japan High-Yielding Equity Fund”), WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”), WisdomTree Pacific ex-Japan Total Dividend Fund (“Pacific ex-Japan Total Dividend Fund”), WisdomTree Pacific ex-Japan High-Yielding Equity Fund (“Pacific ex-Japan High-Yielding Equity Fund”), WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”), WisdomTree International Dividend Top 100 Fund (“International Dividend Top 100 Fund”), WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”), WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”), WisdomTree International Real Estate Fund (“International Real Estate Fund”), WisdomTree Emerging Markets High-Yielding Fund (“Emerging Markets High-Yielding Fund”), WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”), WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”), WisdomTree International Basic Materials Sector Fund (“International Basic Materials Sector Fund”), WisdomTree International Communications Sector Fund (“International Communications Sector Fund”), WisdomTree International Consumer Discretionary Sector Fund (“International Consumer Discretionary Sector Fund”), WisdomTree International Consumer Staples Sector Fund (“International Consumer Staples Sector Fund”), WisdomTree International Energy Sector Fund (“International Energy Sector Fund”), WisdomTree International Financial Sector Fund (“International Financial Sector Fund”), WisdomTree International Health Care Sector Fund (“International Health Care Sector Fund”), WisdomTree International Industrial Sector Fund (“International Industrial Sector Fund”), WisdomTree International Technology Sector Fund (“International Technology Sector Fund”), WisdomTree International Utilities Sector Fund (“International Utilities Sector Fund”), WisdomTree Total Earnings Fund (“Total Earnings Fund”), WisdomTree Earnings 500 Fund (“Earnings 500 Fund”), WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”), WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”), WisdomTree Earnings Top 100 Fund (“Earnings Top 100 Fund”), WisdomTree Low P/E Fund (“Low P/E Fund”), WisdomTree India Earnings Fund (“India Earnings Fund”) and the WisdomTree LargeCap Growth Fund (“LargeCap Growth Fund”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation - The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Notes to Schedule of Investments (unaudited)(continued)

Effective September 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of December 31, 2008 in valuing each Fund’s assets carried at fair value:

Fund	Level 1 - Quoted Prices Valuation Inputs	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Total Dividend Fund	$97,284,479	$10,131	$—	$97,294,610
High-Yielding Equity Fund	113,949,016	303,286	—	114,252,302
Dividend Top 100 Fund	124,860,396	4,084,993	—	128,945,389
LargeCap Dividend Fund	333,414,737	318,834	—	333,733,571
MidCap Dividend Fund	73,174,524	559,165	—	73,733,689
SmallCap Dividend Fund	84,533,333	1,253,520	—	85,786,853
DEFA Fund	334,409,303	401,959	—	334,811,262
DEFA High-Yielding Equity Fund	106,019,167	463,901	—	106,483,068
Europe Total Dividend Fund	20,985,772	134,953	—	21,120,725
Europe High-Yielding Equity Fund	22,630,812	95,357	—	22,726,169

Notes to Schedule of Investments (unaudited)(continued)

Fund	Level 1 - Quoted Prices Valuation Inputs	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Europe SmallCap Dividend Fund	$13,921,235	$35,617	$—	$13,956,852
Japan Total Dividend Fund	26,741,349	82,836	—	26,823,985
Japan High-Yielding Equity Fund	25,776,832	658,805	—	26,435,637
Japan SmallCap Dividend Fund	108,563,731	8,589,313	—	117,153,044
Pacific ex-Japan Total Dividend Fund	42,783,764	2,502,430	—	45,286,194
Pacific ex-Japan High-Yielding Equity Fund	25,671,194	946,878	—	26,618,072
International LargeCap Dividend Fund	85,194,979	69,865	—	85,264,844
International Dividend Top 100 Fund	136,088,784	7,914,711	—	144,003,495
International MidCap Dividend Fund	107,474,711	679,475	—	108,154,186
International SmallCap Dividend Fund	272,918,430	821,596	—	273,740,026
International Real Estate Fund	52,369,534	472,569	—	52,842,103
Emerging Markets High-Yielding Equity Fund	162,924,345	1,015,241	—	165,939,586
Emerging Markets SmallCap Dividend Fund	47,306,112	85,749	—	47,391,861
Middle East Dividend Fund	10,712,121	164,767	—	10,876,888
International Basic Materials Sector Fund	28,835,775	1,148,201	—	29,983,976
International Communications Sector Fund	21,893,623	18,910	—	21,912,533
International Consumer Discretionary Sector Fund	2,887,628	27,994	—	2,915,622
International Consumer Staples Sector Fund	18,886,871	307,613	—	19,194,484
International Energy Sector Fund	23,234,597	1,044,276	—	24,278,873
International Financial Sector Fund	8,836,498	551,168	—	9,387,666
International Health Care Sector Fund	25,057,978	1,788,943	—	26,846,921
International Industrial Sector Fund	15,900,181	532,651	—	16,432,832
International Technology Sector Fund	5,828,355	60,073	—	5,888,428
International Utilities Sector Fund	41,131,588	312,240	—	41,443,828
Total Earnings Fund	18,511,747	110,394	—	18,622,141
Earnings 500 Fund	60,918,466	73,089	—	60,991,555
MidCap Earnings Fund	17,599,052	204,081	—	17,803,133

Notes to Schedule of Investments (unaudited)(continued)

Fund	Level 1 - Quoted Prices Valuation Inputs	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
SmallCap Earnings Fund	$16,785,342	$139,086	$—	$16,924,428
Earnings Top 100 Fund	9,513,011	113,033	—	9,626,044
Low P/E Fund	23,582,695	142,778	—	23,725,473
India Earnings Fund	159,945,294	—	—	159,945,294
LargeCap Growth Fund	6,855,834	—	—	6,855,834

(b) Investment Transactions - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c) Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser.

(d) Security Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

(e) Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government, agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Notes to Schedule of Investments (unaudited)(continued)

3.	FEDERAL INCOME TAXES

At December 31, 2008, the cost of investments (including securities on loan) for Federal income tax purposes were substantially the same, as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Total Dividend Fund	$123,156,491	$960,135	$(26,822,016)	$(25,861,881)
High-Yielding Equity Fund	149,428,914	1,311,454	(36,488,066)	(35,176,612)
Dividend Top 100 Fund	162,308,599	1,342,266	(34,705,476)	(33,363,210)
LargeCap Dividend Fund	407,815,118	2,620,760	(76,702,307)	(74,081,547)
MidCap Dividend Fund	94,198,679	1,433,543	(21,898,533)	(20,464,990)
SmallCap Dividend Fund	108,283,159	3,223,873	(25,720,179)	(22,496,306)
DEFA Fund	520,627,363	3,169,834	(188,985,935)	(185,816,101)
DEFA High-Yielding Equity Fund	176,772,322	289,271	(70,578,525)	(70,289,254)
Europe Total Dividend Fund	34,305,382	125,536	(13,310,193)	(13,184,657)
Europe High-Yielding Equity Fund	36,203,527	37,137	(13,514,495)	(13,477,358)
Europe SmallCap Dividend Fund	35,121,374	5,847	(21,170,369)	(21,164,522)
Japan Total Dividend Fund	37,968,597	876,318	(12,020,930)	(11,144,612)
Japan High-Yielding Equity Fund	33,159,410	649,588	(7,373,361)	(6,723,773)
Japan SmallCap Dividend Fund	139,870,914	3,370,710	(26,088,580)	(22,717,870)
Pacific ex-Japan Total Dividend Fund	79,085,466	219,813	(34,019,085)	(33,799,272)
Pacific ex-Japan High-Yielding Equity Fund	50,778,548	4,342	(24,164,818)	(24,160,476)
International LargeCap Dividend Fund	129,508,552	1,078,434	(45,322,142)	(44,243,708)
International Dividend Top 100 Fund	249,273,634	178,628	(105,448,767)	(105,270,139)
International MidCap Dividend Fund	197,552,550	1,406,852	(90,805,216)	(89,398,364)
International SmallCap Dividend Fund	527,325,296	4,252,868	(257,838,138)	(253,585,270)
International Real Estate Fund	117,304,958	31,546	(64,494,401)	(64,462,855)
Emerging Markets High-Yielding Equity Fund	252,836,574	993,589	(87,890,577)	(86,896,988)
Emerging Markets SmallCap Dividend Fund	76,638,382	320,389	(29,566,910)	(29,246,521)
Middle East Dividend Fund	18,763,055	28,201	(7,914,368)	(7,886,167)
International Basic Materials Sector Fund	58,136,519	134,344	(28,286,887)	(28,152,543)
International Communications Sector Fund	28,907,618	402,596	(7,397,681)	(6,995,085)
International Consumer Discretionary Sector Fund	4,921,012	85,296	(2,090,686)	(2,005,390)
International Consumer Staples Sector Fund	24,526,031	174,177	(5,505,724)	(5,331,547)
International Energy Sector Fund	41,984,383	12,756	(17,718,266)	(17,705,510)
International Financial Sector Fund	17,035,138	23,881	(7,671,353)	(7,647,472)
International Health Care Sector Fund	30,722,448	347,454	(4,222,981)	(3,875,527)
International Industrial Sector Fund	30,768,917	88,131	(14,424,216)	(14,336,085)
International Technology Sector Fund	9,717,166	13,651	(3,842,389)	(3,828,738)

Notes to Schedule of Investments (unaudited)(concluded)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
International Utilities Sector Fund	$60,799,752	$903,035	$(20,258,959)	$(19,355,924)
Total Earnings Fund	25,328,906	129,152	(6,835,917)	(6,706,765)
Earnings 500 Fund	81,204,249	325,162	(20,537,856)	(20,212,694)
MidCap Earnings Fund	23,597,400	250,558	(6,044,825)	(5,794,267)
SmallCap Earnings Fund	20,254,488	508,419	(3,838,479)	(3,330,060)
Earnings Top 100 Fund	11,849,333	139,757	(2,363,046)	(2,223,289)
Low P/E Fund	28,270,991	313,089	(4,858,607)	(4,545,518)
India Earnings Fund	285,785,476	48,498	(125,888,680)	(125,840,182)
LargeCap Growth Fund	6,519,312	398,031	(61,509)	336,522

4.	NEW ACCOUNTING PRONOUNCEMENT

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is effective for fiscal years beginning November 15, 2008 and interim periods within those fiscal years. Management is currently evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

5.	SUBSEQUENT EVENT

Effective January 20, 2009, the WisdomTree “High-Yielding Equity Fund” portfolios across the U.S., Europe, Japan, Pacific Rim ex-Japan, Developed World (DEFA) and Emerging Markets have changed their names to the WisdomTree “Equity Income Fund” portfolios for these regions. The following funds will continue to be offered on the NYSE Arca under their existing ticker symbols and their investment objectives and fee structure will remain unchanged.

Ticker	New Fund Name	Previous Name
DHS	WisdomTree Equity Income Fund	WisdomTree High-Yielding Equity Fund
DTH	WisdomTree DEFA Equity Income Fund	WisdomTree DEFA High-Yielding Equity Fund
DEW	WisdomTree Europe Equity Income Fund	WisdomTree Europe High-Yielding Equity Fund
DNL	WisdomTree Japan Equity Income Fund	WisdomTree Japan High-Yielding Equity Fund
DNH	WisdomTree Pacific ex-Japan Equity Income Fund	WisdomTree Pacific ex-Japan High-Yielding Equity Fund
DEM	WisdomTree Emerging Markets Equity Income Fund	WisdomTree Emerging Markets High-Yielding Equity Fund

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made know to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each principal executive officer and principal financial officer the Registrant as required by Rule
30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust.

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg
President

Date: March 2, 2009

By:	/s/ Amit Muni
Amit Muni
Treasurer

Date: March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg
President

Date: March 2, 2009

By:	/s/ Amit Muni
Amit Muni
Treasurer

Date: March 2, 2009